UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2015

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
	$31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$0	^
			TOTAL CAPITAL GOODS			0	^

DIVERSIFIED FINANCIALS - 0.0%
	466,000	m	Asia Pacific Investment Partners	8.000	04/29/16	444
			TOTAL DIVERSIFIED FINANCIALS			444

FOOD, BEVERAGE & TOBACCO - 0.0%
	800	m	Marfrig Global Foods S.A.	1.000	07/15/15	25
			TOTAL FOOD, BEVERAGE & TOBACCO			25

UTILITIES - 0.0%
INR	36,691,125		NTPC Ltd	8.490	03/25/25	595
			TOTAL UTILITIES			595

			TOTAL CORPORATE BONDS			1,064
			(Cost $520)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
	$300,000		United States Treasury Note	1.750	05/15/22	301
			TOTAL U.S. TREASURY SECURITIES			301

			TOTAL GOVERNMENT BONDS			301
			(Cost $303)

			TOTAL BONDS			1,365
			(Cost $823)

EQUITY LINKED NOTES - 0.0%

BANKS - 0.0%
	319	*,j	HSBC Bank plc, Kingdom of Saudi Arabia	0.000	08/07/17	2,441
			TOTAL BANKS			2,441

DIVERSIFIED FINANCIALS - 0.0%
	10,563,831	*,g,j	Deutsche Bank, Fondul Proprietatea S.A.	0.000	10/24/22	2,243
			TOTAL DIVERSIFIED FINANCIALS			2,243

			TOTAL EQUITY LINKED NOTES			4,684
			(Cost $6,106)
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 2.3%
50,085		Actron Technology Corp	$197
210,800		Aisan Industry Co Ltd	1,814
709,001		Aisin Seiki Co Ltd	25,705
372,300	e	Akebono Brake Industry Co Ltd	1,363
412,914	*	American Axle & Manufacturing Holdings, Inc	10,666
154,352		Amtek Auto Ltd	357
69,047		Amtek India Ltd	61
330,420		Apollo Tyres Ltd	889
63,250	e	ARB Corp Ltd	596
14,821		AtlasBX Co Ltd	594
84,205	e	Autoliv, Inc	9,917
2,775		Autoneum Holding AG.	614
136,321		Bajaj Holdings and Investment Ltd	4,394
37,023		Balkrishna Industries Ltd	384
447,793		Bayerische Motoren Werke AG.	55,766
12,700		Bayerische Motoren Werke AG. (Preference)	1,173
339,538		Bharat Forge Ltd	6,931
236,329		BorgWarner, Inc	14,293
5,731		Bosch Ltd	2,328
121,395		Brembo S.p.A.	4,961
1,040,742		Bridgestone Corp	41,671
5,427,900		Brilliance China Automotive Holdings Ltd	10,449
756,700	e	Byd Co Ltd	3,889
522,000		Calsonic Kansei Corp	3,454
53,477		Ceat Ltd	688
1,385,000	e	Chaowei Power Holdings Ltd	681
1,536,200		Cheng Shin Rubber Industry Co Ltd	3,526
203,858		China Motor Corp	176
996,371	m	Chongqing Changan Automobile Co Ltd	2,721
163,228		Cie Automotive S.A.	2,427
178,994		Compagnie Plastic-Omnium S.A.	4,717
172,564		Continental AG.	40,638
357,813		Cooper Tire & Rubber Co	15,329
55,755	*,e	Cooper-Standard Holding, Inc	3,301
26,388		Cub Elecparts, Inc	303
22,293		Dae Won Kang Up Co Ltd	129
29,000		Daido Metal Co Ltd	302
190,367	e	Daihatsu Motor Co Ltd	2,912
1,799,933	e	Daimler AG. (Registered)	172,856
717,681		Dana Holding Corp	15,186
3,776,008		Delphi Automotive plc	301,099
595,601		Denso Corp	27,151
267,000		Depo Auto Parts Ind Co Ltd	1,133
13,878		Dong Ah Tire & Rubber Co Ltd	276
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,141,050		Dongfeng Motor Group Co Ltd	$5,024
116,296		Dongyang Mechatronics Corp	832
74,265	*,e	Dorman Products, Inc	3,695
479,500		Double Coin Holdings Ltd	477
2,231,900		Drb-Hicom BHD	1,187
125,923		Drew Industries, Inc	7,749
22,100		Eagle Industry Co Ltd	446
66,000		E-Lead Electronic Co Ltd	146
87,226		ElringKlinger AG.	2,615
42,682		Exedy Corp	1,017
952,634	e	Faurecia	41,541
35,900		FCC Co Ltd	559
296,260		Federal Corp	163
96,398	*	Federal Mogul Corp (Class A)	1,283
2,963,782	*	Fiat DaimlerChrysler Automobiles NV	48,114
5,748,468		Ford Motor Co	92,780
90,811		Ford Otomotiv Sanayi AS	1,170
28,745	*	Fox Factory Holding Corp	441
48,377	*	Fuel Systems Solutions, Inc	534
795,725		Fuji Heavy Industries Ltd	26,415
192,897	*	Futaba Industrial Co Ltd	897
873,600	*,g	Fuyao Glass Industry Group Co Ltd	2,141
5,378,675	e	Geely Automobile Holdings Ltd	2,763
85,268,000	*,e,m	General Motors Co	0	^
18,507,434	*,m	General Motors Co	0	^
1,997,614		General Motors Co	74,910
7,950,000	*,m	General Motors Co	0	^
722,689	*,e,m	General Motors Co	0	^
40,684,487	*,m	General Motors Co	0	^
6,062,000	*,m	General Motors Co	0	^
26,439,191	*,m	General Motors Co	0	^
35,983,677	*,m	General Motors Co	0	^
4,230,271	*,e,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0	^
840,014		Gentex Corp	15,372
142,044	*	Gentherm, Inc	7,175
2,553,779		GKN plc	13,546
15,423		Global & Yuasa Battery Co Ltd	695
37,783		Goodyear Lastikleri Turk AS.	995
439,360		Goodyear Tire & Rubber Co	11,898
63,961		Grammer AG.	2,358
1,730,144		Great Wall Motor Co Ltd	12,197
16,100		G-Tekt Corp	145
2,369,971		Guangzhou Automobile Group Co Ltd	2,264
37,383		Halla Climate Control Corp	1,291
40,833		Halla Holdings Corp	2,602
26,020		Hanil E-Hwa Co Ltd	371
63,415		Hanil E-Wha Co Ltd	896
99,422		Hankook Tire Co Ltd	4,057
185,099		Harley-Davidson, Inc	11,243
81,426		Hero Honda Motors Ltd	3,438
1,889,191	e	Honda Motor Co Ltd	61,669
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,573,997		Hota Industrial Manufacturing Co Ltd	$5,100
79,199		Hu Lane Associate, Inc	365
205,000	*	Hunan Tyen Machinery Co Ltd	104
76,949		Hwa Shin Co Ltd	518
179,028		Hyundai Mobis	39,656
343,034		Hyundai Motor Co	51,950
41,836		Hyundai Motor Co Ltd (2nd Preference)	4,288
26,174		Hyundai Motor Co Ltd (Preference)	2,611
17,446		Hyundai Wia Corp	2,222
1,090,395		Isuzu Motors Ltd	14,467
786,974		Johnson Controls, Inc	39,695
424,896		Kayaba Industry Co Ltd	1,553
432,603		Keihin Corp	6,632
777,775		Kenda Rubber Industrial Co Ltd	1,522
531,377		Kia Motors Corp	21,594
52,000	e	Kinugawa Rubber Industrial Co Ltd	226
81,136		Koito Manufacturing Co Ltd	2,440
1,455,365	*	Kongsberg Automotive ASA	1,071
101,179	*	Kumho Tire Co, Inc	830
658,576		Lear Corp	72,983
33,108		Leoni AG.	2,091
149,454		Linamar Corp	9,215
42,000		Macauto Industrial Co Ltd	181
829,995	e	Magna International, Inc (Class A)	44,372
203,000		Magna International, Inc (Class A) (NY)	10,893
515,728		Mahindra & Mahindra Ltd	9,789
107,700		Mahle-Metal Leve S.A. Industria e Comercio	671
7,117		Mando Corp	1,024
172,834		Martinrea International, Inc	1,717
2,589,979		Mazda Motor Corp	52,478
127,300		Metair Investments Ltd	352
4,139	*	Metaldyne Performance Group, Inc	75
8,597		MGI Coutier	118
467,144		Michelin (C.G.D.E.) (Class B)	46,455
984,000		Minth Group Ltd	1,940
31,700		Mitsuba Corp	700
230,717		Mitsubishi Motors Corp	2,080
677,108	*,e	Mobileye NV	28,459
152,244	*	Modine Manufacturing Co	2,051
25,281	e	Montupet	1,806
508,022		Motherson Sumi Systems Ltd	4,176
8,283		Motonic Corp	92
53,433	*	Motorcar Parts of America, Inc	1,485
2,090		MRF Ltd	1,294
24,700		Musashi Seimitsu Industry Co Ltd	522
421,948		Nan Kang Rubber Tire Co Ltd	413
1,003		Nexen Corp	80
142,892		Nexen Tire Corp	1,671
2,476,000		Nexteer Automotive Group Ltd	2,498
136,944		NGK Spark Plug Co Ltd	3,676
147,154		NHK Spring Co Ltd	1,531
153,151		Nifco, Inc	5,279
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
53,000		Nippon Seiki Co Ltd	$1,044
6,504,130		Nissan Motor Co Ltd	66,151
91,941		Nissan Shatai Co Ltd	1,179
47,100		Nissin Kogyo Co Ltd	748
293,839		NOK Corp	8,835
26,518	e	Nokian Renkaat Oyj	790
8,467		Otokar Otobus Karoseri Sanayi AS	313
155,600	e	Pacific Industrial Co Ltd	1,272
431,200		PCS Machine Group Holding PCL	111
276,319	*	Peugeot S.A.	4,619
170,094	*,e	Piaggio & C S.p.A.	518
22,300		Piolax Inc	908
78,558		Pirelli & C S.p.A.	1,300
83,079		Porsche AG.	8,136
409,000		Press Kogyo Co Ltd	1,655
23,612,000		PT Astra International Tbk	15,465
1,555,900		PT Gajah Tunggal Tbk	158
37,283		Pyeong Hwa Automotive Co Ltd	554
8,710,000		Qingling Motors Co Ltd	3,179
117,410		Remy International, Inc	2,608
1,570,129		Renault S.A.	142,615
96,000		Riken Corp	379
25,866		S&T Daewoo Co Ltd	1,279
43,978		SAF-Holland S.A.	704
144,000		Sanden Corp	643
460,920	*	Sanyang Industry Co Ltd	385
34,074		Sejong Industrial Co Ltd	359
24,119	*	Shiloh Industries, Inc	339
253,700		Showa Corp	2,561
57,614		SL Corp	970
40,142	*	Sogefi S.p.A.	132
992,225		Somboon Advance Technology PCL	591
124,023		Spartan Motors, Inc	601
2,430,500		Sri Trang Agro-Industry PCL (Foreign)	896
38,128	*	Ssangyong Motor Co	312
78,247		Standard Motor Products, Inc	3,307
195,687		Stanley Electric Co Ltd	4,417
120,421	*	Stoneridge, Inc	1,360
8,994	e	Strattec Security Corp	664
618,173		Sumitomo Rubber Industries, Inc	11,395
55,018		Sundram Fasteners Ltd	153
33,095		Sungwoo Hitech Co Ltd	335
81,142		Superior Industries International, Inc	1,536
131,998		Suzuki Motor Corp	3,964
2,143,653		T RAD Co Ltd	4,568
25,400		Tachi-S Co Ltd	356
19,300		Taiho Kogyo Co Ltd	227
35,200	*,e	Takata Corp	385
1,865,363		Tata Motors Ltd	16,281
19,500		Teikoku Piston Ring Co Ltd	522
291,402	*	Tenneco, Inc	16,732
1,133,889	*,e	Tesla Motors, Inc	214,044
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
133,381		Thor Industries, Inc	$8,431
748,000	e	Tianneng Power International Ltd	250
331,614		Tofas Turk Otomobil Fabrik	2,006
191,463		Tokai Rika Co Ltd	4,437
152,200		Tokai Rubber Industries, Inc	1,334
1,763,699		Tong Yang Industry Co Ltd	2,060
39,600		Topre Corp	618
150,342	*	Tower International, Inc	3,999
119,500		Toyo Tire & Rubber Co Ltd	2,147
71,177		Toyoda Gosei Co Ltd	1,589
66,700	e	Toyota Boshoku Corp	833
150,940		Toyota Industries Corp	8,633
5,820,102		Toyota Motor Corp	406,265
89,057	*	TRW Automotive Holdings Corp	9,338
57,300		TS Tech Co Ltd	1,545
135,265		Tube Investments Of India	789
58,089		Tung Thih Electronic Co Ltd	235
40,600		Tupy S.A.	209
258,161		TVS Motor Co Ltd	1,089
593,166		UMW Holdings BHD	1,738
38,500		Unipres Corp	785
282,385		Valeo S.A.	42,119
92,439	*	Visteon Corp	8,911
199,505		Volkswagen AG.	51,297
52,733		Volkswagen AG. (Preference)	13,985
74,422	e	Winnebago Industries, Inc	1,582
2,095,400	*,e	Xinchen China Power Holdings Ltd	820
2,102,000		Xingda International Holdings Ltd	576
1,986,785	e	Xinyi Glass Holdings Co Ltd	1,226
278,644		Yamaha Motor Co Ltd	6,713
689,000		Yokohama Rubber Co Ltd	7,102
257,500	e	Yorozu Corp	5,408
593,646		Yulon Motor Co Ltd	810
80,000		Zhejiang Shibao Co Ltd	97
		TOTAL AUTOMOBILES & COMPONENTS	2,927,670

BANKS - 7.6%
54,295		1st Source Corp	1,744
1,367,030		77 Bank Ltd	7,736
366,026		Aareal Bank AG.	15,427
1,145,346		Abu Dhabi Commercial Bank PJSC	2,013
73,970,000		Agricultural Bank of China	36,622
17,800		Aichi Bank Ltd	909
523,826	*	Ajman Bank PJSC	303
2,068,887		Akbank TAS	6,069
145,341		Al Khalij Commercial Bank	802
1,197,805		Albaraka Turk Katilim Bankasi AS	791
4,710,170	*	Aldermore Group plc	16,280
52,135	*	Alior Bank S.A.	1,144
337,561		Allahabad Bank	541
1,118,800		Alliance Financial Group BHD	1,445
4,125,731	*	Alpha Bank S.A.	1,222
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
315,270	*,m	Amagerbanken AS	$0	^
34,614		American National Bankshares, Inc	782
82,855		Ameris Bancorp	2,187
32,294	e	Ames National Corp	802
1,705,304		AMMB Holdings BHD	2,925
1,786	*,e	Anchor BanCorp Wisconsin, Inc	62
323,951		Andhra Bank	410
11,119,391		Aozora Bank Ltd	39,413
109,022		Apollo Residential Mortgage	1,739
39,737		Arrow Financial Corp	1,079
109,000		Ashikaga Holdings Co Ltd	458
72,010	*	Asia United Bank	114
204,706		Associated Banc-Corp	3,808
302,898		Astoria Financial Corp	3,923
514,415	*	Asya Katilim Bankasi AS	123
2,395,701		Australia & New Zealand Banking Group Ltd	66,649
250,721		Awa Bank Ltd	1,420
454,951		Axis Bank Ltd	4,080
91,873	e	Banc of California, Inc	1,131
4,484,811	*,e	Banca Carige S.p.A.	344
21,170,923		Banca Intesa S.p.A.	71,854
4,779,814		Banca Intesa S.p.A. RSP	14,845
1,078,169	*,e	Banca Monte dei Paschi di Siena S.p.A	716
488,423	*	Banca Popolare dell'Emilia Romagna Scrl	4,248
9,565,038	*	Banca Popolare di Milano	9,652
1,224,679		Banca Popolare di Sondrio SCARL	5,560
23,289		Bancfirst Corp	1,420
972,202		Banche Popolari Unite Scpa	7,582
168,464		Banco ABC Brasil S.A.	607
5,103	*	Banco ABC Brasil S.A. (ADR)	18
2,940,500		Banco Bilbao Vizcaya Argentaria S.A.	29,698
364,082	*,e	Banco BPI S.A.	557
993,397	*	Banco Bradesco S.A.	9,378
4,434,511	*	Banco Bradesco S.A. (Preference)	41,225
41,877,366	*,e	Banco Comercial Portugues S.A.	4,306
215,213		Banco Davivienda S.A.	2,094
76,000		Banco Daycoval S.A.	200
52,363,935		Banco de Chile	5,869
57,931		Banco de Credito e Inversiones	2,584
2,143,624		Banco de Oro Universal Bank	5,940
1,085,893	e	Banco de Sabadell S.A.	2,653
1,740,822		Banco do Brasil S.A.	12,496
176,847		Banco do Estado do Rio Grande do Sul	610
16,063,377	*,m	Banco Espirito Santo S.A.	173
58,200		Banco Industrial e Comercial S.A.	134
5,931,092		Banco Itau Holding Financeira S.A.	65,619
94,697		Banco Latinoamericano de Exportaciones S.A. (Class E)	3,105
293,357		Banco Pan S.A.	138
57,907		Banco Pine S.A.	101
466,253	*	Banco Popolare SC	7,258
531,681		Banco Popular Espanol S.A.	2,601
1,103,503		Banco Santander Brasil S.A.	4,865
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,262,775		Banco Santander Central Hispano S.A.	$84,430
150,029,015		Banco Santander Chile S.A.	8,163
708		BanColombia S.A.	7
460,363		BanColombia S.A. (Preference)	4,497
325,116		Bancorpsouth, Inc	7,549
103,400		Bangkok Bank PCL	586
655,700		Bangkok Bank PCL (ADR)	3,715
551,355		Bangkok Bank PCL (Foreign)	3,142
41,576,148	*,e	BANIF-Banco Internacional do Funchal S.A.	344
60,605		Bank Handlowy w Warszawie S.A.	1,731
1,079,174		Bank Hapoalim Ltd	5,189
1,790,865	*	Bank Leumi Le-Israel	6,641
599,933		Bank Millennium S.A.	1,050
174,003		Bank Mutual Corp	1,274
42,583,741		Bank of America Corp	655,364
508,136		Bank of Baroda	1,330
152,047,000		Bank of China Ltd	87,895
1,383,500	e	Bank of Chongqing Co Ltd	1,142
21,346,040		Bank of Communications Co Ltd	18,346
43,491	*	Bank of Cyprus Pcl	10
1,303,090		Bank of East Asia Ltd	5,191
108,847		Bank of Georgia Holdings plc	2,792
32,015	e	Bank of Hawaii Corp	1,960
204,132		Bank of India	639
31,454,323	*	Bank of Ireland	12,001
31,200		Bank of Iwate Ltd	1,350
451,599		Bank of Kaohsiung	133
20,074		Bank of Kentucky Financial Corp	985
703,727		Bank of Kyoto Ltd	7,376
23,241		Bank of Marin Bancorp	1,183
1,070,450	e	Bank of Montreal	64,148
163,000	e	Bank of Nagoya Ltd	540
1,676,188		Bank of Nova Scotia	84,091
24,000		Bank of Okinawa Ltd	1,008
414,020		Bank of Queensland Ltd	4,338
302,541		Bank of Saga Ltd	762
232,270		Bank of the Ozarks, Inc	8,578
925,947		Bank of the Philippine Islands	2,081
223,200		Bank of the Ryukyus Ltd	3,201
2,815,512		Bank of Yokohama Ltd	16,489
28,474	*,m	Bank Otkritie Financial Corp OJSC (ADR)	276
149,706		Bank Pekao S.A.	7,253
22,770,804		Bank Rakyat Indonesia	23,097
29,780		Bank Zachodni WBK S.A.	2,708
71,403		BankFinancial Corp	938
1,743,252	*	Bankia S.A.	2,429
167,726	e	Bankinter S.A.	1,279
267,739		BankUnited	8,766
66,089		Banner Corp	3,033
6,304		Banque Cantonale Vaudoise	3,614
1,534,400	e	Banregio Grupo Financiero SAB de C.V.	7,817
1,188,397	e	Barclays Africa Group Ltd	18,111
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
47,713,761		Barclays plc	$172,224
1,186,669		BB&T Corp	46,268
270,056		BBCN Bancorp, Inc	3,908
21,841	*,e	BBX Capital Corp	406
262,866		Bendigo Bank Ltd	2,505
134,389	*	Beneficial Bancorp, Inc	1,517
87,691		Berkshire Hills Bancorp, Inc	2,429
49,986	*	Blue Hills Bancorp, Inc	661
72,070	e	BNC Bancorp	1,304
1,550,840		BNP Paribas	94,362
12,053,037		BOC Hong Kong Holdings Ltd	42,987
39,491	*,e	BofI Holding, Inc	3,674
25,342	e	BOK Financial Corp	1,551
277,139		Boston Private Financial Holdings, Inc	3,367
33,690		BRE Bank S.A.	3,910
43,585	e	Bridge Bancorp, Inc	1,126
35,706	*	Bridge Capital Holdings	932
336,231		Brookline Bancorp, Inc	3,379
48,159		Bryn Mawr Bank Corp	1,465
544,089		BS Financial Group, Inc	7,441
5,651,633		Bumiputra-Commerce Holdings BHD	9,488
7,205	*,e	C1 Financial, Inc	135
28,228		Camden National Corp	1,125
626,553	e	Canadian Imperial Bank of Commerce/Canada	45,423
81,751		Canadian Western Bank	1,790
3,194		Canara Bank	19
82,047	*	Capital Bank Financial Corp	2,265
41,812		Capital City Bank Group, Inc	679
484,099		Capitol Federal Financial	6,051
105,839		Cardinal Financial Corp	2,115
114,256	*	Cascade Bancorp	548
270,555		Cathay General Bancorp	7,697
117,545		Centerstate Banks of Florida, Inc	1,400
61,795		Central Pacific Financial Corp	1,419
12,866		Century Bancorp, Inc	511
5,270,074		Chang Hwa Commercial Bank	3,044
48,794		Charter Financial Corp	561
104,951		Chemical Financial Corp	3,291
1,153,266		Chiba Bank Ltd	8,452
60,100		Chiba Kogyo Bank Ltd	400
16,445,010		China Citic Bank	12,398
147,785,791		China Construction Bank	122,660
14,942,661		China Development Financial Holding Corp	5,173
8,300,000		China Everbright Bank Co Ltd	4,572
8,245,122		China Merchants Bank Co Ltd	20,132
10,641,294		China Minsheng Banking Corp Ltd	12,977
23,792,198		Chinatrust Financial Holding Co	15,792
170,000	*	Chong Hing Bank Ltd	403
20,591,014	e	Chongqing Rural Commercial Bank	13,349
142,705		Chugoku Bank Ltd	2,131
622,888		CIT Group, Inc	28,105
11,901,714		Citigroup, Inc	613,176
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
46,898		Citizens & Northern Corp	$946
857,216		Citizens Financial Group, Inc	20,685
53,795	e	City Holding Co	2,530
36,148		City National Corp	3,220
112,773		City Union Bank Ltd	175
87,899		Clifton Bancorp, Inc	1,240
52,086		CNB Financial Corp	886
128,141		CoBiz, Inc	1,579
193,132		Columbia Banking System, Inc	5,595
27,765		Comdirect Bank AG.	278
89,668		Comerica, Inc	4,047
74,747		Commerce Bancshares, Inc	3,163
481,172	*	Commercial Bank of Ceylon plc	598
122,262		Commercial Bank of Qatar QSC	1,847
2,446,022		Commercial International Bank	18,031
3,991,290	*	Commerzbank AG.	54,845
1,554,280		Commonwealth Bank of Australia	110,246
139,550	e	Community Bank System, Inc	4,939
54,733		Community Trust Bancorp, Inc	1,815
38,922	*,e	CommunityOne Bancorp	383
66,442	e	ConnectOne Bancorp, Inc	1,293
239,416,032		CorpBanca S.A.	2,532
86,686		Credicorp Ltd (NY)	12,191
5,362,481		Credit Agricole S.A.	78,801
83,830		Credito Emiliano S.p.A.	728
6,967,181		Criteria CaixaBank S.A.	33,042
43,429	*,e	CU Bancorp	988
106,543		Cullen/Frost Bankers, Inc	7,360
83,444	*	Customers Bancorp, Inc	2,033
357,224		CVB Financial Corp	5,694
1,437,835		Dah Sing Banking Group Ltd	2,491
527,664		Dah Sing Financial Holdings Ltd	3,118
308,000		Daishi Bank Ltd	1,084
356,030		Danske Bank AS	9,386
2,442,634		DBS Group Holdings Ltd	36,219
1,346,033	*	Development Credit Bank Ltd	2,388
103,233		Dewan Housing Finance Corp Ltd	772
174,065		DGB Financial Group Co Ltd	1,897
1,940,892	*	Dhanalakshmi Bank Ltd	959
123,672		Dime Community Bancshares	1,991
602,787		DNB NOR Holding ASA	9,675
124,574		Doha Bank QSC	1,719
977,853		Dubai Islamic Bank PJSC	1,645
6,851,523		E.Sun Financial Holding Co Ltd	4,189
66,913	*	Eagle Bancorp, Inc	2,569
1,253,999		East West Bancorp, Inc	50,737
379,600	*	EastWest Banking Corp	208
345,000		Eighteenth Bank Ltd	1,047
29,185	e	Enterprise Bancorp, Inc	620
78,869		Enterprise Financial Services Corp	1,629
437,460		Erste Bank der Oesterreichischen Sparkassen AG.	10,755
150,259	*	Essent Group Ltd	3,593
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,775,076	*	Eurobank Ergasias SA	$877
372,581		EverBank Financial Corp	6,718
3,851,853		Far Eastern International Bank	1,342
19,483	*,e	FCB Financial Holdings, Inc	533
33,936		Federal Agricultural Mortgage Corp (Class C)	957
2,774,570		Federal Bank Ltd	5,861
60,711		Fidelity Southern Corp	1,025
1,832,724		Fifth Third Bancorp	34,547
70,480		Financial Institutions, Inc	1,616
368,765	*	FinecoBank Banca Fineco S.p.A	2,543
89,497		First Bancorp (NC)	1,572
360,167	*	First Bancorp (Puerto Rico)	2,233
36,648		First Bancorp, Inc	640
265,545		First Busey Corp	1,776
12,846	e	First Business Financial Services, Inc	555
35,656		First Citizens Bancshares, Inc (Class A)	9,260
323,413		First Commonwealth Financial Corp	2,911
67,753		First Community Bancshares, Inc	1,188
59,940		First Connecticut Bancorp	921
35,102		First Defiance Financial Corp	1,152
201,549		First Financial Bancorp	3,590
193,548	e	First Financial Bankshares, Inc	5,350
46,114		First Financial Corp	1,655
8,122,506		First Financial Holding Co Ltd	4,823
61,099	e	First Financial Northwest, Inc	755
2,478,136		First Gulf Bank PJSC	9,842
263,253		First Horizon National Corp	3,762
113,182		First International Bank Of Israel Ltd	1,556
61,230		First Interstate Bancsystem, Inc	1,703
127,314		First Merchants Corp	2,997
264,657		First Midwest Bancorp, Inc	4,597
12,700	e	First National Financial Corp	206
50,233	*	First NBC Bank Holding Co	1,657
315,590		First Niagara Financial Group, Inc	2,790
45,729		First of Long Island Corp	1,166
139,925		First Republic Bank	7,988
555,935		FirstMerit Corp	10,596
71,950	*	Flagstar Bancorp, Inc	1,044
103,071		Flushing Financial Corp	2,069
588,330		FNB Corp	7,731
55,506		Fox Chase Bancorp, Inc	934
1,134,412		Fukuoka Financial Group, Inc	5,834
99,096		Fulton Financial Corp	1,223
115,471	e	Genworth MI Canada, Inc	2,553
233,211	e	Genworth Mortgage Insurance Australia Ltd	583
48,553		German American Bancorp, Inc	1,429
1,106,104	*	Get Bank S.A.	492
588,956	*	Getin Holding S.A.	323
254,952		Glacier Bancorp, Inc	6,412
34,104		Great Southern Bancorp, Inc	1,343
47,461		Great Western Bancorp, Inc	1,045
1,488	*,e	Green Bancorp, Inc	17
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
120,974		Gruh Finance Ltd	$472
1,962,452		Grupo Aval Acciones y Valores	879
8,000	e	Grupo Aval Acciones y Valores (ADR)	72
5,437,738		Grupo Financiero Banorte S.A. de C.V.	31,557
3,458,007		Grupo Financiero Inbursa S.A.	8,733
2,021,757	e	Grupo Financiero Santander Mexico SAB de C.V.	4,420
56,537		Guaranty Bancorp	959
1,040,859		Gunma Bank Ltd	7,032
452,116		Hachijuni Bank Ltd	3,188
137,451	*,e	Hampton Roads Bankshares, Inc	260
316,862		Hana Financial Group, Inc	8,196
279,189		Hancock Holding Co	8,337
823,588		Hang Seng Bank Ltd	14,906
104,983		Hanmi Financial Corp	2,220
407,383		HDFC Bank Ltd	6,665
23,165		HDFC Bank Ltd (ADR)	1,364
57,258		Heartland Financial USA, Inc	1,868
78,848		Heritage Commerce Corp	720
102,541		Heritage Financial Corp	1,743
75,396		Heritage Oaks Bancorp	627
129,000		Higashi-Nippon Bank Ltd	405
220,331		Higo Bank Ltd	1,350
855,062	*	Hilltop Holdings, Inc	16,622
251,647		Hiroshima Bank Ltd	1,356
280,000		Hokkoku Bank Ltd	976
437,000		Hokuetsu Bank Ltd	852
1,629,947		Hokuhoku Financial Group, Inc	3,633
156,790		Home Bancshares, Inc	5,314
130,024	e	Home Capital Group, Inc	4,369
247,015	e	Home Loan Servicing Solutions Ltd	4,086
67,717		HomeStreet, Inc	1,241
91,757	*	HomeTrust Bancshares, Inc	1,465
529,597		Hong Leong Bank BHD	2,039
383,612		Hong Leong Credit BHD	1,753
32,877		Horizon Bancorp	769
3,297,534		Housing Development Finance Corp	69,331
14,979,798		HSBC Holdings plc	127,649
6,556,683		Hua Nan Financial Holdings Co Ltd	3,746
460,052		Hudson City Bancorp, Inc	4,821
54,334		Hudson Valley Holding Corp	1,389
7,207,809		Huntington Bancshares, Inc	79,646
544,692		Hyakugo Bank Ltd	2,526
553,000		Hyakujushi Bank Ltd	1,826
104,831		IBERIABANK Corp	6,607
2,003,864		ICICI Bank Ltd	10,145
22,814		ICICI Bank Ltd (ADR)	236
84,907	e	Independent Bank Corp (MA)	3,725
69,974		Independent Bank Corp (MI)	898
38,807	e	Independent Bank Group, Inc	1,510
128,963		Indian Bank	357
266,122		IndusInd Bank Ltd	3,773
160,504,366		Industrial & Commercial Bank of China	118,722
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
482,878		Industrial Bank of Korea	$5,796
150,730		ING Vysya Bank Ltd	2,253
181,930		International Bancshares Corp	4,736
6,686,051		Investors Bancorp, Inc	78,361
541,290	*,m	Irish Bank Resolution Corp Ltd	0	^
952,772	*	Israel Discount Bank Ltd	1,609
39,943	*,m	Itausa-Investimentos Itau S.A. (ADR)	125
217,145		Iyo Bank Ltd	2,575
406,618		Jammu & Kashmir Bank Ltd	617
110,923		JB Financial Group Co Ltd	629
346,500		Jimoto Holdings Inc	647
899,525		Joyo Bank Ltd	4,623
12,347,240		JPMorgan Chase & Co	747,996
339,555		Juroku Bank Ltd	1,246
72,053	*	Jyske Bank	3,029
149,000		Kagoshima Bank Ltd	1,013
44,700		Kansai Urban Banking Corp	463
67,700		Kanto Tsukuba Bank Ltd	219
815,612		Karnataka Bank Ltd	1,627
81,430	*	Karur Vysya Bank Ltd	709
142,400		Kasikornbank PCL	1,001
474,300		Kasikornbank PCL - NVDR	3,335
2,238,906		Kasikornbank PCL (Foreign)	15,823
843,332		KB Financial Group, Inc	29,769
195,590	*	KBC Groep NV	12,088
53,570	*	Kearny Financial Corp	727
723,000		Keiyo Bank Ltd	4,185
8,592,884		Keycorp	121,675
417,132		Kiatnakin Bank PCL	500
678,000		King's Town Bank	648
167,500		Kiyo Bank Ltd	2,331
19,050	*	KJB Financial Group Co Ltd	141
36,021	*	KNB Financial Group Co Ltd	304
53,870		Komercni Banka AS	11,620
46,862		Kotak Mahindra Bank Ltd	983
13,911,570		Krung Thai Bank PCL (Foreign)	9,746
48,147	*	Ladder Capital Corp	891
137,071		Lakeland Bancorp, Inc	1,576
54,273		Lakeland Financial Corp	2,202
30,409	e	Laurentian Bank of Canada	1,134
134,119		LegacyTexas Financial Group, Inc	3,049
20,014	*	LendingTree, Inc	1,121
4,952,640		LH Financial Group PCL	274
10,925,198	*,e	Liberbank S.A.	8,764
549,768		LIC Housing Finance Ltd	3,846
65,215,143	*	Lloyds TSB Group plc	75,593
58,723	e	M&T Bank Corp	7,458
92,704	e	Macatawa Bank Corp	496
73,714		MainSource Financial Group, Inc	1,448
5,953,752		Malayan Banking BHD	15,000
883,002		Malaysia Building Society	523
5,646,074	*,m	Marfin Popular Bank Public Co Ltd	61
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
416,142		Masraf Al Rayan	$5,433
226,965		MB Financial, Inc	7,106
23,190,357		Mega Financial Holding Co Ltd	19,210
60,526		Mercantile Bank Corp	1,183
21,449		Merchants Bancshares, Inc	626
119,185	*	Meridian Bancorp, Inc	1,570
21,333		Meta Financial Group, Inc	848
2,411,973		Metropolitan Bank & Trust	5,255
1,231,825	*	MGIC Investment Corp	11,862
39,446		Midsouth Bancorp, Inc	582
25,410		MidWestOne Financial Group, Inc	733
191,000		Mie Bank Ltd	437
223,000		Minato Bank Ltd	516
24,552,579		Mitsubishi UFJ Financial Group, Inc	152,064
8,515,361		Mitsui Trust Holdings, Inc	35,373
368,000		Miyazaki Bank Ltd	1,399
33,838	*	Mizrahi Tefahot Bank Ltd	343
18,678,763		Mizuho Financial Group, Inc	32,827
74,868		Musashino Bank Ltd	2,511
281,928		Nanto Bank Ltd	977
2,047,183		National Australia Bank Ltd	59,930
138,698		National Bank Holdings Corp	2,609
668,156		National Bank of Abu Dhabi PJSC	2,163
933,311	e	National Bank of Canada	34,074
1,662,293	*	National Bank of Greece S.A.	1,986
25,350	e	National Bankshares, Inc	756
411,183		National Penn Bancshares, Inc	4,428
49,391	*,e	Nationstar Mortgage Holdings, Inc	1,223
2,240,032		Natixis	16,779
154,680	e	NBT Bancorp, Inc	3,876
372,150	e	Nedbank Group Ltd	7,289
264,298	e	New York Community Bancorp, Inc	4,422
115,619		NewBridge Bancorp	1,031
1,072,300		Nishi-Nippon City Bank Ltd	3,108
173,141	*,e	NMI Holdings, Inc	1,297
1,799,632	e	Nordea Bank AB	21,920
389,900		North Pacific Bank Ltd	1,472
233,859		Northfield Bancorp, Inc	3,466
24,814		Northrim BanCorp, Inc	609
302,795		Northwest Bancshares, Inc	3,588
49,586		OceanFirst Financial Corp	856
312,505	*,e	Ocwen Financial Corp	2,578
151,741	e	OFG Bancorp	2,476
349,000		Ogaki Kyoritsu Bank Ltd	1,103
368,000		Oita Bank Ltd	1,429
30,862	e	Old Line Bancshares, Inc	488
395,976		Old National Bancorp	5,619
88,861	*,e	OneSavings Bank plc	362
40,720		Opus Bank	1,257
178,053		Oriental Bank of Commerce	583
153,232		Oritani Financial Corp	2,230
425,994	e	OTP Bank	8,042
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,749,197		Oversea-Chinese Banking Corp	$36,571
68,950		Pacific Continental Corp	912
89,589	*	Pacific Premier Bancorp, Inc	1,450
376,340	e	PacWest Bancorp	17,647
16,272	e	Palmetto Bancshares, Inc	309
310,918		Paragon Group of Cos plc	1,943
41,622	e	Park National Corp	3,561
168,023		Park Sterling Bank	1,193
58,296		Peapack Gladstone Financial Corp	1,259
16,960	e	Penns Woods Bancorp, Inc	830
52,330		Pennsylvania Commerce Bancorp, Inc	1,443
41,402	*	PennyMac Financial Services, Inc	703
38,219		Peoples Bancorp, Inc	903
26,183	e	Peoples Financial Services Corp	1,175
273,666	e	People's United Financial, Inc	4,160
2,467,276	*	Philippine National Bank	4,273
1,126,664	*	Piccolo Credito Valtellinese Scarl	1,511
123,555		Pinnacle Financial Partners, Inc	5,493
11,977,238	*	Piraeus Bank S.A.	4,623
861,305		PNC Financial Services Group, Inc	80,308
97,059	*	Popular, Inc	3,338
966,319		Powszechna Kasa Oszczednosci Bank Polski S.A.	8,649
42,750		Preferred Bank	1,174
245,018		PrivateBancorp, Inc	8,617
235,769		Prosperity Bancshares, Inc	12,373
205,454		Provident Financial Services, Inc	3,832
66,025,600		PT Bank Bukopin Tbk	3,581
13,097,987		PT Bank Central Asia Tbk	14,845
3,070,402		PT Bank Danamon Indonesia Tbk	1,203
17,732,800		PT Bank Jabar Banten Tbk	1,357
12,866,568		PT Bank Mandiri Persero Tbk	12,270
16,461,013		PT Bank Negara Indonesia	9,088
44,500,000	*	PT Bank Pan Indonesia Tbk	4,840
27,931,300		PT Bank Pembangunan Daerah Jawa Timur Tbk	1,174
20,489,394		PT Bank Tabungan Negara Tbk	1,964
3,218,209		Public Bank BHD	16,406
60,648		Qatar Islamic Bank SAQ	1,651
236,734		Qatar National Bank	12,579
710,892	e	Radian Group, Inc	11,936
43,484	e	Raiffeisen International Bank Holding AG.	604
2,504,373		Regions Financial Corp	23,666
108,283	e	Renasant Corp	3,254
42,072		Republic Bancorp, Inc (Class A)	1,040
116,055	*,e	Republic First Bancorp, Inc	421
2,930,035		Resona Holdings, Inc	14,541
670,624		RHB Capital BHD	1,432
529,120		Rizal Commercial Banking Corp	534
5,200	*,m	Roskilde Bank	0	^
76,701		Royal Bank of Canada	4,630
2,542,018	e	Royal Bank of Canada (Toronto)	153,017
1,399,610	*	Royal Bank of Scotland Group plc	7,070
104,433		S&T Bancorp, Inc	2,964
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
90,334	e	Sandy Spring Bancorp, Inc	$2,369
148,000		San-In Godo Bank Ltd	1,222
4,988,768		Sberbank of Russian Federation (ADR)	21,866
60,582	*	Seacoast Banking Corp of Florida	864
466,360		Security Bank Corp	1,795
293,068	*	Sekerbank TAS	188
218,580		Senshu Ikeda Holdings, Inc	1,038
29,591	e	ServisFirst Bancshares, Inc	976
347,193		Seven Bank Ltd	1,712
229,000	e	Shiga Bank Ltd	1,143
806,821		Shinhan Financial Group Co Ltd	30,312
8,525,179	e	Shinsei Bank Ltd	16,951
626,400		Shizuoka Bank Ltd	6,248
2,290,400		Siam Commercial Bank PCL (Foreign)	12,527
52,737		Sierra Bancorp	881
363,031	*	Signature Bank	47,042
57,788		Simmons First National Corp (Class A)	2,628
8,593,922		SinoPac Financial Holdings Co Ltd	3,582
3,521,099	e	Skandinaviska Enskilda Banken AB (Class A)	41,097
803,868		Societe Generale	38,812
2,578,170		South Indian Bank Ltd	1,040
101,926		South State Corp	6,971
81,646	e	Southside Bancshares, Inc	2,342
64,466		Southwest Bancorp, Inc	1,147
195,314		Spar Nord Bank A/s	1,877
259,855	e	Sparebanken Midt-Norge	1,918
213,384		Sparebanken Nord-Norge	1,081
18,122	*	Square Financial, Inc	485
3,209	e	St Galler Kantonalbank	1,140
1,377,433		Standard Bank Group Ltd	19,035
2,183,426		Standard Chartered plc	35,364
197,104		State Bank & Trust Co	4,139
27,740		State Bank of Bikaner & Jaip	262
1,527,938		State Bank of India	6,527
298,479	e	Sterling Bancorp/DE	4,003
53,341		Stock Yards Bancorp, Inc	1,837
49,983		Stonegate Bank	1,509
45,469	*,e	Stonegate Mortgage Corp	492
50,698		Suffolk Bancorp	1,205
3,668,442		Sumitomo Mitsui Financial Group, Inc	140,518
32,491	*	Sun Bancorp, Inc	614
718,287		SunTrust Banks, Inc	29,514
503,090		Suruga Bank Ltd	10,447
639,801		Susquehanna Bancshares, Inc	8,772
203,939	*	SVB Financial Group	25,908
184,671		Svenska Handelsbanken (A Shares)	8,317
1,912,062	*,e	Swedbank AB (A Shares)	45,648
225,123	e	Sydbank AS	7,047
403,521		Syndicate Bank	653
272,296		Synovus Financial Corp	7,627
2,024,383	*	Ta Chong Bank Co Ltd	688
3,647,436		Taichung Commercial Bank	1,241
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,884,042		Taishin Financial Holdings Co Ltd	$3,770
2,323,136	*	Taiwan Business Bank	705
7,129,247		Taiwan Cooperative Financial Holding	3,608
63,132		Talmer Bancorp Inc	967
2,318,077		TCF Financial Corp	36,440
656,872		TCS Group Holding plc (ADR)	1,576
73,558	*	Tekstil Bankasi AS.	57
33,149		Territorial Bancorp, Inc	788
145,468	*	Texas Capital Bancshares, Inc	7,077
90,668		TFS Financial Corp	1,331
1,538,400		Thanachart Capital PCL	1,643
112,014	*	The Bancorp, Inc	1,011
1,225,780		Tisco Bank PCL	1,724
10,110,300		TMB Bank PCL (Foreign)	925
239,000		Tochigi Bank Ltd	1,233
408,000		Toho Bank Ltd	1,679
56,300		Tokyo TY Financial Group, Inc	1,509
356,700		Tomony Holdings, Inc	1,613
49,933		Tompkins Trustco, Inc	2,689
3,778,645	e	Toronto-Dominion Bank	161,731
391,000		Towa Bank Ltd	322
157,246	e	TowneBank	2,529
75,259		Trico Bancshares	1,816
70,605	*	Tristate Capital Holdings, Inc	739
8,024	*,e	Triumph Bancorp, Inc	110
412,278		Trustco Bank Corp NY	2,836
333,875		Trustmark Corp	8,106
1,550,735	*,e,g	TSB Banking Group plc	7,679
4,049,056		Turkiye Garanti Bankasi AS	13,204
673,551		Turkiye Halk Bankasi AS	3,317
2,628,272		Turkiye Is Bankasi (Series C)	5,915
2,150,176		Turkiye Sinai Kalkinma Bankasi AS	1,642
798,080		Turkiye Vakiflar Bankasi Tao	1,303
127,970		UMB Financial Corp	6,768
565,052		Umpqua Holdings Corp	9,708
4,463,927		UniCredit S.p.A	30,271
1,410,396	*	Union Bank Of Taiwan	480
156,353		Union Bankshares Corp	3,473
234,357	e	United Bankshares, Inc	8,807
166,904		United Community Banks, Inc	3,151
157,843		United Community Financial Corp	862
173,503		United Financial Bancorp, Inc (New)	2,157
929,763		United Overseas Bank Ltd	15,585
60,117		Univest Corp of Pennsylvania	1,190
6,447,115		US Bancorp	281,546
29,445		Valiant Holding	2,488
766,711	e	Valley National Bancorp	7,238
539,312		Vijaya Bank	401
2,917,206	*	Virgin Money Holdings UK plc	17,126
2,628,328		VTB Bank OJSC (GDR)	5,281
60,179	*	Walker & Dunlop, Inc	1,067
334,951		Washington Federal, Inc	7,304
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
52,336		Washington Trust Bancorp, Inc	$1,999
109,829		Waterstone Financial, Inc	1,410
305,889		Webster Financial Corp	11,333
22,896,303		Wells Fargo & Co	1,245,559
113,362		WesBanco, Inc	3,693
58,298		West Bancorporation, Inc	1,160
91,251	e	Westamerica Bancorporation	3,943
221,076	*	Western Alliance Bancorp	6,553
4,475,926		Westpac Banking Corp	133,790
256,613		Wilshire Bancorp, Inc	2,558
154,787		Wintrust Financial Corp	7,380
307,538		Woori Bank	2,595
37,867		WSFS Financial Corp	2,864
62,615	*	Yadkin Financial Corp	1,271
292,000	e	Yamagata Bank Ltd	1,238
297,492	e	Yamaguchi Financial Group, Inc	3,419
358,000		Yamanashi Chuo Bank Ltd	1,568
880,095		Yapi ve Kredi Bankasi	1,349
330,250		Yes Bank Ltd	4,311
1,120,121		Zions Bancorporation	30,243
		TOTAL BANKS	9,332,080

CAPITAL GOODS - 7.3%
3,105,392		3M Co	512,234
188,400		A.O. Smith Corp	12,370
153,504		Aalberts Industries NV	4,831
115,202		Aaon, Inc	2,826
138,259		AAR Corp	4,245
1,766,190		ABB Ltd	37,468
676,775	e	Abengoa S.A.	2,640
225,821	e	Abengoa S.A. (B Shares)	818
3,560,352		Aboitiz Equity Ventures, Inc	4,618
1,886,000		AcBel Polytech, Inc	2,002
113,078	*	Accuride Corp	527
79,304		ACS Actividades Construccion y Servicios S.A.	2,807
218,005		Actuant Corp (Class A)	5,175
193,392		Acuity Brands, Inc	32,521
171,672		Adani Enterprises Ltd	1,690
39,044		Aditya Birla Nuvo Ltd	1,039
300,000		Advan Co Ltd	3,812
51,228		Advanced Drainage Systems, Inc	1,534
82,796	*	Advanced Lithium Electrochemistry Co Ltd	91
197,785	*	Aecom Technology Corp	6,096
168,855		Aecon Group, Inc	1,496
126,682	*	Aegion Corp	2,287
107,500	*	AerCap Holdings NV	4,692
103,458	*,e	Aerovironment, Inc	2,743
15,627	e	AFG Arbonia-Forster Hldg	312
35,645	e	AG Growth International Inc	1,448
218,285	e	AGCO Corp	10,399
50,436		AIA Engineering Ltd	1,010
52,799		Aica Kogyo Co Ltd	1,229
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
30,700		Aichi Corp	$155
183,000		Aida Engineering Ltd	2,098
252,612		Air Lease Corp	9,534
204,901		Aircastle Ltd	4,602
346,508		Airtac International Group	2,775
61,125		Akfen Holding AS.	142
38,669		Alamo Group, Inc	2,441
84,121		Alarko Holding AS	120
93,461		Albany International Corp (Class A)	3,715
73,938		Alfa Laval AB	1,452
4,593,729		Alfa S.A. de C.V. (Class A)	9,276
961,975		Allegion plc	58,844
2,125,064		Alliance Global Group, Inc	1,257
662,745		Allison Transmission Holdings, Inc	21,168
33,473		Alstom Projects India Ltd	390
240,113	*	Alstom RGPT	7,389
73,634		Altra Holdings, Inc	2,035
253,236		Amada Co Ltd	2,439
64,660		Amara Raja Batteries Ltd	861
67,149	*	Ameresco, Inc	497
26,402	e	American Railcar Industries, Inc	1,313
26,138	e	American Science & Engineering, Inc	1,277
99,429	*	American Woodmark Corp	5,442
433,401		Ametek, Inc	22,771
34,000	*,m	Amrep Corp	0	^
17,258	*,e	Andritz AG.	1,030
87,431		Apogee Enterprises, Inc	3,777
133,391		Applied Industrial Technologies, Inc	6,048
2,080,369	*	Arabtec Holding Co	1,283
5,290	*,e	ARC Group Worldwide, Inc	28
62,995		Arcadis NV	2,023
70,627	*,e	Arcam AB	1,295
74,093		Argan, Inc	2,680
34,078	*	Armstrong World Industries, Inc	1,958
363,845	*	ArvinMeritor, Inc	4,588
51,800		Asahi Diamond Industrial Co Ltd	591
1,603,911		Asahi Glass Co Ltd	10,506
955,284		Ashok Leyland Ltd	1,120
3,077,618		Ashtead Group plc	49,358
573,878		Assa Abloy AB (Class B)	34,183
231,536	e	Astaldi S.p.A.	1,958
63,855		Astec Industries, Inc	2,738
28,802		Astral Polytechnik Ltd	206
49,714	*	Astronics Corp	3,664
788,016		Asunaro Aoki Construction Co Ltd	5,598
347,499		Atlas Copco AB (A Shares)	11,250
110,902		Atlas Copco AB (B Shares)	3,275
106,994	*	ATS Automation Tooling Systems, Inc	1,147
1,892,675	e	Austal Ltd	2,531
407,325	*,e	Aveng Ltd	378
3,112,000	*,e	AVIC International Holding HK Ltd	289
2,449,843	e	AviChina Industry & Technology Co	1,761
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
71,426		AZZ, Inc	$3,328
50,838		B&B Tools AB	831
89,728		Babcock & Wilcox Co	2,879
36,937	e	Badger Daylighting Ltd	789
6,214,570		BAE Systems plc	48,160
699,575		Balfour Beatty plc	2,492
110,478	*,e	Ballard Power Systems, Inc	230
162,000		Bando Chemical Industries Ltd	626
482,000		Baoye Group Co Ltd	289
564,768		Barloworld Ltd	4,309
184,326		Barnes Group, Inc	7,463
10,320	*	Bauer AG.	198
13,302		BayWa AG.	520
144,015	*	BE Aerospace, Inc	9,162
57	*	Beacon Power Corp	0	^
158,679	*	Beacon Roofing Supply, Inc	4,967
539,441		Beijing Enterprises Holdings Ltd	4,238
2,338,200		Berjaya Corp BHD	287
1,237,000		BES Engineering Corp	299
337,310		Besalco S.A.	175
702,796		Bharat Heavy Electricals	2,647
351,232		Bidvest Group Ltd	9,501
101,938	e	Bird Construction Income Fund	759
102,800		BJC Heavy Industries PCL	101
210,370	*	Blount International, Inc	2,710
21,573		Blue Star Ltd	106
415,160		Bodycote plc	4,409
2,175,439		Boeing Co	326,490
568,000		Boer Power Holdings Ltd	848
314,000	e	Bolina Holding Co Ltd	117
1,385,620	e	Bombardier, Inc	2,735
269,253		Boskalis Westminster	13,271
14,829		Bossard Holding AG.	1,759
437,481		Bouygues S.A.	17,174
168,041	e	Bradken Ltd	235
70,995		Brenntag AG.	4,242
162,834		Briggs & Stratton Corp	3,345
6,737		Bucher Industries AG.	1,622
22,270		Budimex S.A.	957
126,085	*	Builders FirstSource, Inc	841
121,000		Bunka Shutter Co Ltd	1,001
392,248		Bunzl plc	10,634
50,178		Burckhardt Compression Holding AG.	19,313
11,374		Burkhalter Holding AG.	1,228
319,497		Byucksan Corp	1,967
291,496		CAE, Inc	3,402
384,179		Caesarstone Sdot-Yam Ltd	23,324
322,800		Cahya Mata Sarawak BHD	391
54,835	*	CAI International, Inc	1,347
941,077	*,e	Capstone Turbine Corp	612
12,856		Carbone Lorraine	335
139,969	e	Cardno Ltd	347
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,091	e	Cargotec Corp (B Shares)	$1,352
904,816	e	Carillion plc	4,379
127,529		Carlisle Cos, Inc	11,813
1,419,224		Caterpillar, Inc	113,581
564,300		CB Industrial Product Holding BHD	310
13,606		CCL International Ltd	68
1,208,327		Central Glass Co Ltd	5,703
23,182		CENTROTEC Sustainable AG.	367
773,975		CH Karnchang PCL	590
152,300		Changchai Co Ltd	102
76,200	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	53
6,051,000	*	Charisma Energy Services Ltd	92
85,286	*	Chart Industries, Inc	2,991
13,660	*	Cheil Industries, Inc	1,834
194,358		Chemring Group plc	600
550,300	*,m	Chengde Nanjiang Co Ltd	205
107,043	e	Chicago Bridge & Iron Co NV	5,273
354,410		Chicony Power Technology Co Ltd	492
1,281,000	*,e	China Aircraft Leasing Group Holdings Ltd	1,784
12,200,000	*	China Automation Group Ltd	1,432
1,463,000	*,e,g	China CNR Corp Ltd	2,102
13,356,476		China Communications Construction Co Ltd	18,820
1,327,000	e	China Conch Venture Holdings Ltd	2,836
2,290,000	*,e	China Dynamics Holdings Ltd	162
31,000		China Ecotek Corp	76
1,474,000	*	China Energine International Holdings Ltd	167
280,950		China Fangda Group Co Ltd	174
922,000	*,e	China High Speed Transmission Equipment Group Co Ltd	637
568,005		China International Marine Containers Group Co Ltd	1,238
823,000		China Lesso Group Holdings Ltd	487
3,003,000		China Machinery Engineering Corp	3,035
2,222,863		China Railway Construction Corp	3,314
12,217,697		China Railway Group Ltd	12,496
1,846,400	e	China Singyes Solar Technologies Holdings Ltd	2,521
2,299,952	e	China South Locomotive and Rolling Stock Corp	3,038
2,116,656		China State Construction International Holdings Ltd	2,947
1,475,600		Chip Eng Seng Corp Ltd	1,042
44,939	e	Chiyoda Corp	384
39,000		Chiyoda Integre Co Ltd	942
18,494,000		Chongqing Machinery & Electric Co Ltd	3,021
69,100		Chudenko Corp	1,345
606,375		Chung Hsin Electric & Machinery Manufacturing Corp	410
354,162	*	CIR-Compagnie Industriali Riunite S.p.A.	412
82,927		CIRCOR International, Inc	4,536
2,475,084	e	Citic Pacific Ltd	4,236
2,493,000	*,e	Citic Resources Holdings Ltd	347
185,600		Civmec Ltd	59
16,140		CJ Corp	2,557
205,600		CKD Corp	1,922
136,233		Clarcor, Inc	9,000
373,553		CNH Industrial NV	3,061
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
226,766		Coastal Contracts BHD	$178
557,235		Cobham plc	2,510
372,834	*	Cofide S.p.A.	206
229,740	*,e	Colfax Corp	10,965
64,523		Columbus McKinnon Corp	1,738
121,654		Comfort Systems USA, Inc	2,560
66,951	*	Commercial Vehicle Group, Inc	431
2,314,514		Compagnie de Saint-Gobain	101,624
7,527		Compagnie d'Entreprises CFE	816
174,600		COMSYS Holdings Corp	2,154
91,101	e	Concentric AB	1,216
837,300		Concepcion Industrial Corp	1,187
3,920,000	*,e	Concord New Energy Group Ltd	272
79,552	*	Consolidated Infrastructure Group Ltd	171
1,765	e	Construcciones y Auxiliar de Ferrocarriles S.A.	587
97,426	*	Continental Building Products Inc	2,201
1,157,450		Continental Engineering Corp	414
1,080,000	e	Cosco Corp Singapore Ltd	396
22,785		Cosel Co Ltd	255
195,460		Costain Group plc	913
87,533	e	Cramo Oyj (Series B)	1,563
140,474		Crane Co	8,767
300,000		Crompton Greaves Ltd	797
504,590		CSBC Corp Taiwan	267
660,629		CTCI Corp	1,089
98,580		Cubic Corp	5,103
469,935	e	Cummins, Inc	65,152
197,045		Curtiss-Wright Corp	14,570
30,969		Daelim Industrial Co	1,799
55,395		Daesang Holdings Co Ltd	1,203
7,013		Daetwyler Holding AG.	979
122,207	*	Daewoo Engineering & Construction Co Ltd	871
50,860		Daewoo International Corp	1,214
101,258		Daewoo Shipbuilding & Marine Engineering Co Ltd	1,646
86,600		Daifuku Co Ltd	1,143
93,641		Daihen Corp	460
64,000		Daiichi Jitsugyo Co Ltd	321
199,875		Daikin Industries Ltd	13,362
23,600		Daiwa Industries Ltd	146
50,000		Dalian Refrigeration Co Ltd	48
1,590,361		Danaher Corp	135,022
12,308		Danieli & Co S.p.A.	306
93,345		Danieli & Co S.p.A. (RSP)	1,552
148,210		DCC plc	8,828
326,532		Decmil Group Ltd	315
234,142	e	Deere & Co	20,532
40,100		Denyo Co Ltd	599
419,532		Deutz AG.	1,764
3,836,356		Dialog Group BHD	1,633
256,550	*	DigitalGlobe, Inc	8,741
9,293		Discount Investment Corp	17
212,200		DKSH Holdings Malaysia BHD	305
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,931,510		DMCI Holdings, Inc	$1,710
1,032,809	*	Dogan Sirketler Grubu Holdings	242
95,951		Donaldson Co, Inc	3,618
19,100		Dongfang Electric Co Ltd	37
26,169		Dongkuk Structures & Construction Co Ltd	87
19,740		Doosan Corp	2,070
21,971	*	Doosan Engine Co Ltd	136
58,601		Doosan Heavy Industries and Construction Co Ltd	1,491
138,197	*	Doosan Infracore Co Ltd	1,479
59,749		Douglas Dynamics, Inc	1,365
84,058		Dover Corp	5,810
33,779	*	Ducommun, Inc	875
94,775		Duerr AG.	10,408
85,041		Duro Felguera S.A.	335
52,569	*	DXP Enterprises, Inc	2,318
174,217	*	Dycom Industries, Inc	8,509
52,714		Dynamic Materials Corp	673
2,122,000		Dynasty Ceramic PCL	411
1,769,605		Eaton Corp	120,227
704,828	e	Ebara Corp	2,967
930,900		EEI Corp	208
122,448		Eiffage S.A.	7,288
58,469		Elbit Systems Ltd	4,206
3,339		Electra Israel Ltd	391
58,000	*	ElSwedy Cables Holding Co	366
218,244		EMCOR Group, Inc	10,142
852,632		Emerson Electric Co	48,276
740,684		Empresa Brasileira de Aeronautica S.A.	5,697
594,000	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	484
66,984		Encore Wire Corp	2,537
132,117	*,e	Energy Recovery, Inc	342
142,733		EnerSys	9,169
59,832		Engility Holdings, Inc	1,797
178,379		Engineers India Ltd	551
486,127		Enka Insaat ve Sanayi AS	971
64,466	*,e	Enphase Energy, Inc	850
63,748		EnPro Industries, Inc	4,204
542,000	e	Enric Energy Equipment Holdings Ltd	530
23,651	*,e	Erickson Air-Crane, Inc	102
92,340		ESCO Technologies, Inc	3,599
106,489	*	Esterline Technologies Corp	12,184
694,132		European Aeronautic Defence and Space Co	45,126
3,298,000		EVA Precision Industrial Holdings Ltd	991
162,661		Exelis, Inc	3,964
23,881	*,e	FACC AG.	183
8,853		Faiveley S.A.	522
180,041		Fanuc Ltd	39,305
672,000		Far East Global Group Ltd	106
6,764,184		Far Eastern Textile Co Ltd	6,972
650,892	e	Fastenal Co	26,970
7,320,000	*,e	FDG Electric Vehicles Ltd	444
238,425		Federal Signal Corp	3,765
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
192,074		Fenner plc	$571
2,104,392		Ferreyros S.A.	958
403,225		Ferrovial S.A.	8,573
544,047	*,e	Fincantieri S.p.A	477
785,706	*	Finmeccanica S.p.A.	9,333
349,082		Finning International, Inc	6,494
139,765		Finolex Cables Ltd	637
424,000	e	First Tractor Co	304
226,476		Flowserve Corp	12,794
49,373	e	FLSmidth & Co AS	2,219
191,937		Fluor Corp	10,971
132,404	*,e	Fomento de Construcciones y Contratas S.A.	1,612
912,295		Fortune Brands Home & Security, Inc	43,316
198,100		Foshan Electrical and Lighting Co Ltd	199
130,441		Franklin Electric Co, Inc	4,975
40,836		Freightcar America, Inc	1,283
46,091	*	Frigoglass S.A.	79
162,700		Fudo Tetra Corp	322
687,898	*,e	FuelCell Energy, Inc	860
938,438		Fuji Electric Holdings Co Ltd	4,428
87,992		Fuji Machine Manufacturing Co Ltd	999
840,978		Fujikura Ltd	3,681
69,200		Fujitec Co Ltd	676
111,000		Fukuda Corp	710
40,600		Fukushima Industries Corp	603
100,611	*,e	Furmanite Corp	794
279,000		Furukawa Co Ltd	491
1,005,000	e	Furukawa Electric Co Ltd	1,694
199,119		Futaba Corp/Chiba	3,201
221,579		Galliford Try plc	4,672
241,165	*	Gamesa Corp Tecnologica S.A.	3,037
2,079,051		Gamuda BHD	2,863
88,662		GATX Corp	5,141
42,976		GEA Group AG.	2,066
29,888		Geberit AG.	11,185
13,300		Gecoss Corp	143
183,960	*	GEK Group of Cos S.A.	342
161,985	*,e	GenCorp, Inc	3,756
184,068	e	Generac Holdings, Inc	8,962
165,467		General Cable Corp	2,851
1,531,681		General Dynamics Corp	207,895
29,664,569		General Electric Co	735,978
30,690	*,e	General Finance Corp	248
4,359		Georg Fischer AG.	2,977
2,664		Gesco AG.	219
111,724	*	Gibraltar Industries, Inc	1,833
9,200	*	Giken Seisakusho Co, Inc	176
66,975		Gildemeister AG.	2,203
56,863		Global Brass & Copper Holdings, Inc	879
57,197		Global Power Equipment Group, Inc	755
150,056		Glory Ltd	4,179
1,242,083		GMR Infrastructure Ltd	330
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
50,568		Gorman-Rupp Co	$1,515
78,568		Graco, Inc	5,669
406,261	*	GrafTech International Ltd	1,580
519,975		Grafton Group plc	6,250
27,488	e	Graham Corp	659
131,672		Granite Construction, Inc	4,627
197,565	*	Great Lakes Dredge & Dock Corp	1,187
68,627		Greaves Cotton Ltd	160
75,401	e	Greenbrier Cos, Inc	4,373
134,053		Griffon Corp	2,337
74,410	*	Grontmij (ADR)	300
236,934		Group Five Ltd	491
967,161		Grupo Carso S.A. de C.V. (Series A1)	4,019
53,574	*	GS Engineering & Construction Corp	1,454
357,000	e	GS Yuasa Corp	1,607
315,600		Gunkul Engineering PCL	325
3,115,000	e	Guodian Technology & Environment Group Corp Ltd	418
240,130	e	GWA International Ltd	473
85,363		H&E Equipment Services, Inc	2,133
845,360		Haitian International Holdings Ltd	1,941
128,798		Haldex AB	1,942
247,793	*	Halim Co Ltd	1,257
15,187	*	Halla Engineering & Construction Corp	83
549,730		Hangzhou Steam Turbine Co	623
60,434	*	Hanjin Heavy Industries & Construction Co Ltd	314
2,063,395		Hanwa Co Ltd	8,369
2,232,000		Harbin Power Equipment	1,386
23,200	e	Harmonic Drive Systems, Inc	511
378,427		Harsco Corp	6,532
353,902		Havells India Ltd	1,728
520,900		Hazama Ando Corp	2,976
475,934	*	HD Supply Holdings, Inc	14,828
187,041		Heico Corp	11,423
267,110	*,e	Heidelberger Druckmaschinen	713
243,593	*	Hellenic Technodomiki Tev S.A.	464
299,017		HellermannTyton Group plc	1,483
70,850	e	Hexagon Composites ASA	220
67,847		Hexcel Corp	3,489
16,300		Hibiya Engineering Ltd	215
217,495		Hillenbrand, Inc	6,714
725,089		Hino Motors Ltd	10,317
14,700		Hisaka Works Ltd	128
95,791	e	Hitachi Construction Machinery Co Ltd	1,672
113,000		Hitachi Koki Co Ltd	919
187,800		Hitachi Zosen Corp	968
200,559		Hiwin Technologies Corp	1,481
3,799,000	*,e	HKC Holdings Ltd	125
4,475		Hochtief AG.	339
637,635		Hock Seng Lee BHD	312
13,959		Homag Group AG.	539
5,393,136		Honeywell International, Inc	562,558
173,000		Hong Leong Asia Ltd	166
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,105,058		Hopewell Holdings	$4,147
40,300		Hoshizaki Electric Co Ltd	2,617
59,700		Hosken Consolidated Investments Ltd	712
85,000		Hosokawa Micron Corp	442
63,608		Houston Wire & Cable Co	619
2,171,000	e	Hsin Chong Construction Group Ltd	244
421,000		HUA ENG Wire & Cable	134
195,920		Hubbell, Inc (Class B)	21,477
26,054		Huber & Suhner AG.	1,225
56,722		Hudaco Industries Ltd	529
355,517		Huntington Ingalls	49,826
21,437		Hurco Cos, Inc	706
2,866,961		Hutchison Whampoa Ltd	39,739
5,633		Hy-Lok Corp	144
27,045		Hyster-Yale Materials Handling, Inc	1,982
50,186		Hyundai Corp	1,231
63,678		Hyundai Development Co	3,264
5,719	*	Hyundai Elevator Co Ltd	400
201,675		Hyundai Engineering & Construction Co Ltd	9,131
40,731		Hyundai Heavy Industries	4,472
10,905		Hyundai Mipo Dockyard	748
65,700		Idec Corp	573
110,917		IDEX Corp	8,411
182,203	*	II-VI, Inc	3,363
3,333,007		IJM Corp BHD	6,475
503,722		Illinois Tool Works, Inc	48,932
58,458		IMARKETKOREA, Inc	1,347
88,997		IMI plc	1,679
15,042		Implenia AG.	986
1,099,193	*	Impregilo S.p.A.	4,733
32,804		IMS-Intl Metal Service	686
66,010		Inaba Denki Sangyo Co Ltd	2,390
110,184		Inabata & Co Ltd	1,098
64,385		Indus Holding AG.	3,202
41,044		Industria Macchine Automatiche S.p.A.	1,931
154,695		Industries Qatar QSC	5,896
32,340		Indutrade AB	1,480
1,372,808		Ingersoll-Rand plc	93,461
64,097		Insteel Industries, Inc	1,386
5,035,000	*	Interchina Holdings Co	179
74,808		Interpump Group S.p.A.	1,217
299,728		Interserve plc	2,572
89,990	e	Invicta Holdings Ltd	540
67,800		Iochpe-Maxion S.A.	214
809,716		IRB Infrastructure Developers Ltd	3,162
7,827		IS Dongseo Co Ltd	517
182,000	e	Iseki & Co Ltd	348
295,000		I-Sheng Electric Wire & Cable Co Ltd	432
4,024,301		Ishikawajima-Harima Heavy Industries Co Ltd	18,817
1,774,350	*	Italian-Thai Development PCL	390
2,021,233		Itochu Corp	21,874
358,132		ITT Corp	14,293
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
64,128	*	IVRCL Infrastructures & Projects Ltd	$16
176,000	e	Iwatani International Corp	1,153
56,618	*	Jacobs Engineering Group, Inc	2,557
265,694		Jain Irrigation Systems Ltd	262
1,059,251		Jaiprakash Associates Ltd	421
10,000		Jamco Corp	305
65,604		Japan Pulp & Paper Co Ltd	177
347,000		Japan Steel Works Ltd	1,459
4,166,366		JG Summit Holdings (Series B)	6,758
112,481		JGC Corp	2,234
5,630,000	e	Jiangnan Group Ltd	1,213
3,591,500	*,e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	313
744,000		Jingwei Textile Machinery	994
126,429		John Bean Technologies Corp	4,516
800,153		John Keells Holdings plc	1,197
436,875		Johnson Electric Holdings Ltd	1,533
235,920		Joy Global, Inc	9,243
848,591		JTEKT Corp	13,231
145,000		Juki Corp	473
15,975		Jungheinrich AG.	1,027
2,363	*	JVM Co Ltd	137
36,023		Kadant, Inc	1,895
45,383		Kajaria Ceramics Ltd	585
201,724		Kajima Corp	935
85,161		Kaman Corp	3,613
30,600		Kamei Corp	223
32,700		Kanamoto Co Ltd	941
491,000		Kandenko Co Ltd	2,848
1,223,000		Kanematsu Corp	1,778
22,500		Katakura Industries Co Ltd	230
50,000		Kato Works Co Ltd	338
2,281,771		Kawasaki Heavy Industries Ltd	11,512
98,625		KBR, Inc	1,428
5,670		KCC Corp	2,888
52,231	e	KCI Konecranes Oyj	1,646
418,146		Keihan Electric Railway Co Ltd	2,545
72,506		Keller Group plc	1,017
10,712		Kendrion NV	334
685,766		Kennametal, Inc	23,103
20,800		Kepler Weber S.A.	181
2,677,707		Keppel Corp Ltd	17,544
112,264	*,e	KEYW Holding Corp	924
118,492		Kier Group plc	2,787
435,000		Kinden Corp	5,433
147,000		King Slide Works Co Ltd	2,214
151,896		Kingspan Group plc	2,878
102,000		Kinik Co	217
21,000		Kinki Sharyo Co Ltd	68
113,082		KION Group AG.	4,623
420,800		Kitz Corp	2,074
98,294	*	Kloeckner & Co AG.	936
71,786	*	KLX, Inc	2,767
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,454,757		KOC Holding AS	$11,166
1,096,736		Komatsu Ltd	21,499
9,030		Komax Holding AG.	1,571
164,990		Komori Corp	2,099
250,935		Kone Oyj (Class B)	11,127
231,026	e	Koninklijke BAM Groep NV	1,029
1,255,465		Koninklijke Philips Electronics NV	35,617
86,089		Kopex S.A.	234
47,901		Korea Aerospace Industries Ltd	2,433
15,733		Korea Electric Terminal Co Ltd	980
158,899	*,e	Kratos Defense & Security Solutions, Inc	879
41,062		Krones AG.	4,263
903,858		Kubota Corp	14,280
107,796	e	KUKA AG.	8,260
289,000	*	Kumagai Gumi Co Ltd	901
14,701	*	Kumho Industrial Co Ltd	292
163,000		Kuo Toong International Co Ltd	296
101,598		Kurita Water Industries Ltd	2,455
120,479		Kuroda Electric Co Ltd	1,925
105,800		Kyokuto Kaihatsu Kogyo Co Ltd	1,198
291,600		Kyowa Exeo Corp	3,127
93,000		Kyudenko Corp	1,016
4,213		Kyung Dong Navien Co Ltd	106
236,221		L-3 Communications Holdings, Inc	29,714
2,565		Lakshmi Machine Works Ltd	157
617,695		Larsen & Toubro Ltd	16,971
73,030	*,e	Layne Christensen Co	366
49,842		LB Foster Co (Class A)	2,367
68,215		Legrand S.A.	3,695
308,632		Leighton Holdings Ltd	4,945
247,312	e	Lennox International, Inc	27,622
152,604		LG Corp	8,423
40,473		LG Hausys Ltd	6,285
153,882		LG International Corp	5,214
76,752		Lincoln Electric Holdings, Inc	5,019
59,725	*	Lindab International AB	508
34,933	e	Lindsay Manufacturing Co	2,664
15,812		LISI	430
260,765		LIXIL Group Corp	6,171
40,478	*,e	LMI Aerospace, Inc	494
916,530		Lockheed Martin Corp	186,019
5,516,000		Lonking Holdings Ltd	1,126
72,414		LS Cable Ltd	3,387
14,372		LS Industrial Systems Co Ltd	826
80,919		LSI Industries, Inc	659
208,000	*	Luoyang Glass Co Ltd	112
49,754	*	Lydall, Inc	1,578
29,461		Mabuchi Motor Co Ltd	1,559
591,919		MACA Ltd	394
41,380		MacDonald Dettwiler & Associates Ltd	3,207
123,000	e	Maeda Corp	892
16,900	e	Maeda Kosen Co Ltd	147
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
63,000		Maeda Road Construction Co Ltd	$1,021
32,938		Magellan Aerospace Corp	348
97,298	*,e	Maire Tecnimont S.p.A	270
300,748		Makino Milling Machine Co Ltd	2,550
51,607	e	Makita Corp	2,674
22,100		Malaysia Marine and Heavy Engineering Sdn BHD	7
1,531,700		Malaysian Resources Corp BHD	516
12,510		MAN AG.	1,317
34,908	*,e	Manitex International, Inc	340
10,596		Manitou BF S.A.	176
106,451	e	Manitowoc Co, Inc	2,295
747,900		Marcopolo S.A.	541
1,988,059	e	Marubeni Corp	11,494
3,257,454		Masco Corp	86,974
98,889	*	Masonite International Corp	6,651
175,005	*	Mastec, Inc	3,378
32,000		Max Co Ltd	377
611,126		Meggitt plc	4,968
176,000		Meidensha Corp	567
1,179,290		Melrose Industries plc	4,843
71,115		Metka S.A.	664
27,056	e	Metso Oyj	790
93,239	*,e	Meyer Burger Technology AG.	590
71,003		Micron Machinery Co Ltd	2,361
168,579	*	Middleby Corp	17,305
37,264		Miller Industries, Inc	913
83,400		Mills Estruturas e Servicos de	207
657,000		Minebea Co Ltd	10,334
550,300		Miraito Holdings Corp	6,157
87,900		MISUMI Group, Inc	3,542
1,918,494		Mitsubishi Corp	38,550
2,518,757		Mitsubishi Electric Corp	29,901
5,022,952		Mitsubishi Heavy Industries Ltd	27,638
27,600		Mitsubishi Nichiyu Forklift Co Ltd	156
105,700		Mitsuboshi Belting Co Ltd	848
2,221,564		Mitsui & Co Ltd	29,752
917,900		Mitsui Engineering & Shipbuilding Co Ltd	1,565
76,300		Miura Co Ltd	859
3,468,130		MMC Corp BHD	2,369
370,657	e	Monadelphous Group Ltd	2,809
79,700	e	MonotaRO Co Ltd	2,887
155,876	*	Moog, Inc (Class A)	11,698
339,926		Morgan Crucible Co plc	1,717
114,200		Mori Seiki Co Ltd	1,750
32,700		Morita Holdings Corp	307
579,821	e	Mota Engil SGPS S.A.	2,141
117,136	*	Mota-Engil Africa NV	982
317,679	*,e	MRC Global, Inc	3,765
113,584		MSC Industrial Direct Co (Class A)	8,201
63,191		MTU Aero Engines Holding AG.	6,191
769,166		Mudajaya Group BHD	301
204,225		Mueller Industries, Inc	7,379
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
786,490		Mueller Water Products, Inc (Class A)	$7,747
998,300		Muhibbah Engineering M BHD	592
1,166,900		Murray & Roberts Holdings Ltd	1,317
70,610	*	MYR Group, Inc	2,213
65,827		Nabtesco Corp	1,902
164,332		Nachi-Fujikoshi Corp	900
961,291		Nagarjuna Construction Co	1,723
281,200		Nagase & Co Ltd	3,676
40,000		Nak Sealing Technologies Corp	131
202,900		Namura Shipbuilding Co Ltd	1,913
337,948		National Central Cooling Co PJSC	99
15,656	e	National Presto Industries, Inc	992
247,216	*,e	Navistar International Corp	7,293
16,728		NCC AB	553
299,490		NCC AB (B Shares)	9,910
77,332	*	NCI Building Systems, Inc	1,336
31,300		NEC Capital Solutions Ltd	498
18,048	*	Neff Corp	190
96,000	e	New Flyer Industries, Inc	1,067
29,953	*,e	Nexans S.A.	1,013
487,954		NGK Insulators Ltd	10,397
85,550		Nibe Industrier AB (Series B)	2,127
117,000	e	Nichias Corp	675
12,400		Nichiden Corp	279
89,900		Nichiha Corp	1,052
99,225		Nidec Corp	6,587
4,000	e	Nihon Trim Co Ltd	104
170,000		Nippo Corp	2,802
35,800		Nippon Densetsu Kogyo Co Ltd	533
236,000		Nippon Koei Co Ltd	941
253,000		Nippon Road Co Ltd	1,268
328,730	e	Nippon Sharyo Ltd	940
914,000	*	Nippon Sheet Glass Co Ltd	896
232,450		Nippon Steel Trading Co Ltd	803
60,000		Nippon Thompson Co Ltd	296
866,000	e	Nishimatsu Construction Co Ltd	3,066
31,600		Nishio Rent All Co Ltd	909
445,000		Nisshinbo Industries, Inc	4,270
55,000		Nissin Electric Co Ltd	330
46,600		Nitta Corp	1,268
149,000	*	Nitto Boseki Co Ltd	578
82,947		Nitto Kogyo Corp	1,541
10,073		Nitto Kohki Co Ltd	181
24,277		NKT Holding AS	1,554
48,682	e	NN, Inc	1,221
15,903,871	e	Noble Group Ltd	10,653
37,828	*	Norcraft Cos, Inc	967
166,741	*	Nordex AG.	3,366
161,915		Nordson Corp	12,684
303,919		Noritake Co Ltd	714
28,600		Noritz Corp	469
75,707		NORMA Group	3,801
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,744	*	Nortek, Inc	$2,095
905,241		Northrop Grumman Corp	145,708
32,171	*	Northwest Pipe Co	738
54,785	*,e	NOW, Inc	1,186
534,954		NSK Ltd	7,808
1,000,000		NTN Corp	5,289
2,305,185		NWS Holdings Ltd	3,840
12,500	e	Obara Corp	706
373,754		Obayashi Corp	2,423
40,908	e	Obrascon Huarte Lain S.A.	871
189,260		OC Oerlikon Corp AG.	2,193
5,616		OHB AG.	128
136,500		Oiles Corp	2,663
38,500		Okabe Co Ltd	355
137,641		Okuma Holdings, Inc	1,276
163,000		Okumura Corp	762
8,639	e	Omega Flex, Inc	217
10,700	e	Onoken Co Ltd	93
60,423	*	Orascom Construction Ltd	804
47,255		Orbital ATK, Inc	3,621
28,000		Organo Corp	125
92,600	*	Orion Marine Group, Inc	820
73,100		OSG Corp	1,422
1,129,579	e	Oshkosh Truck Corp	55,112
84,900	e	OSJB Holdings Corp	177
83,872		Osram Licht AG.	4,152
168,157	e	Outotec Oyj	1,029
3,776,298		Owens Corning, Inc	163,891
1,241,437		Paccar, Inc	78,384
12,494		Palfinger AG.	330
337,873		Pall Corp	33,919
67,211		Parker Hannifin Corp	7,983
21,319	*	Patrick Industries, Inc	1,328
171,738	e	Peab AB (Series B)	1,354
50,288		Pentair plc	3,163
279,200	e	Penta-Ocean Construction Co Ltd	1,019
4,916		PER Aarsleff A.S.	1,362
124,192	*	Perini Corp	2,900
10,238		Pfeiffer Vacuum Technology AG.	870
247,813	*,e	Pgt, Inc	2,769
13,381		Pinguely-Haulotte	222
22,932		Pkc Group Oyj	509
3,582		Plasson	121
564,493	*,e	Plug Power, Inc	1,462
61,548	*	Ply Gem Holdings, Inc	800
396,700		Polyplex PCL	118
120,779	*	Polypore International, Inc	7,114
123,500		Portobello S.A.	143
32,363		Powell Industries, Inc	1,093
13,138	*,e	Power Solutions International, Inc	845
75,501	*,e	PowerSecure International, Inc	994
180,354		Precision Castparts Corp	37,874
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,938	e	Preformed Line Products Co	$419
100,722		Primoris Services Corp	1,731
595,354	*,e	Promotora y Operadora de Infraestructura SAB de C.V.	6,351
122,135	*,e	Proto Labs, Inc	8,549
48,217		Prysmian S.p.A.	994
9,050,000		PT Adhi Karya Persero Tbk	2,110
7,236,600		PT Arwana Citramulia Tbk	448
2,803,600	*,m	PT Inovisi Infracom Tbk	25
1,990,000		PT Pembangunan Perumahan Tbk	576
10,998,400		PT Surya Semesta Internusa Tbk	957
4,063,100		PT Total Bangun Persada Tbk	311
3,929,261		PT United Tractors Tbk	6,539
23,348,500		PT Waskita Karya Persero Tbk	3,171
1,953,100		PT Wijaya Karya	521
637,001		QinetiQ plc	1,802
142,844		Quanex Building Products Corp	2,820
118,432	*	Quanta Services, Inc	3,379
2,813		R Stahl AG.	133
78,300		Raito Kogyo Co Ltd	640
171,993	e	Ramirent Oyj	1,219
182,400		Randon Participacoes S.A.	187
3,391		Rational AG.	1,133
235,513		Raubex Group Ltd	351
95,309	e	Raven Industries, Inc	1,950
331,536		Raytheon Co	36,220
60,660		RBC Bearings, Inc	4,643
302,121		RCR Tomlinson Ltd	459
1,035,917		Rechi Precision Co Ltd	1,028
98,611		Regal-Beloit Corp	7,881
575,002		Reunert Ltd	2,845
110,805	*,e	Revolution Lighting Technologies, Inc	123
2,908,587		Rexel S.A.	54,844
270,569	*	Rexnord Corp	7,221
40,159		Rheinmetall AG.	1,932
480,583		Rich Development Co Ltd	206
3,477		Rieter Holding AG.	552
245,441		Rockwell Automation, Inc	28,469
1,581,700		Rockwell Collins, Inc	152,713
7,144	e	Rockwool International AS (B Shares)	833
2,464,734		Rolls-Royce Group plc	34,762
774,390		Roper Industries, Inc	133,195
243,000		Rotary Engineering Ltd	96
88,065		Rotork plc	3,229
88,460	*,e	Royal Imtech NV	509
168,000		Ruentex Engineering & Construction Co	380
94,931	*	Rush Enterprises, Inc (Class A)	2,597
228,327		Russel Metals, Inc	4,334
977,000		Ryobi Ltd	2,868
18,667		S&T Dynamics Co Ltd	199
64,431		Saab AB (Class B)	1,723
329,725	*,e	Sacyr Vallehermoso S.A.	1,384
133,083		Sadbhav Engineering Ltd	708
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
919,972		Safran S.A.	$64,280
71,587		Saft Groupe S.A.	2,616
699,338		Salfacorp S.A.	527
5,835		Sam Yung Trading Co Ltd	125
54,296		Sammok S-Form Co Ltd	1,987
244,124		Samsung Corp	13,051
30,164	*	Samsung Engineering Co Ltd	1,045
160,440		Samsung Heavy Industries Co Ltd	2,605
37,945		Samsung Techwin Co Ltd	808
22,050		San Miguel Corp	33
2,206	*	San Miguel Corp (New)	5
53,203		San Shing Fastech Corp	135
1,074,209		Sandvik AB	12,029
46,400		Sanki Engineering Co Ltd	359
26,400		Sankyo Tateyama, Inc	510
352,700		Sanwa Shutter Corp	2,616
773,000	*,e	Sany Heavy Equipment International	176
153,000		Sanyo Denki Co Ltd	1,089
38,421		Schindler Holding AG.	6,376
19,249		Schindler Holding AG. (Registered)	3,145
364,561		Schneider Electric S.A.	28,370
921		Schweiter Technologies AG.	790
101,132	e	Seibu Holdings, Inc	2,612
130,400		Sekisui Jushi Corp	1,736
1,227,901		SembCorp Industries Ltd	3,770
1,870,503	e	SembCorp Marine Ltd	3,970
23,315		Semperit AG. Holding	1,096
580,033		Senior plc	2,793
1,495	*	Sensata Technologies Holding BV	86
16,822	*	SFS Group AG.	1,251
273,842	*,e	SGL Carbon AG.	4,447
210,708	*	SGSB Group Co Ltd	163
278,380		Shanghai Diesel Engine Co Ltd	219
8,855,304	e	Shanghai Electric Group Co Ltd	5,871
372,900		Shanghai Erfangji Co Ltd	286
765,500		Shanghai Highly Group Co Ltd	499
2,017,695		Shanghai Industrial Holdings Ltd	6,220
616,901		Shanghai Mechanical and Electrical Industry Co Ltd	1,529
13,200		Shibuya Kogyo Co Ltd	255
516,000		Shihlin Electric & Engineering Corp	658
245,661		Shikun & Binui Ltd	544
154,100		Shima Seiki Manufacturing Ltd	2,624
743,851		Shimizu Corp	5,029
504,000		Shin Zu Shing Co Ltd	1,327
266,590		Shinmaywa Industries Ltd	2,826
20,700		SHO-BOND Holdings Co Ltd	910
10,000		Showa Aircraft Industry Co Ltd	98
709,763		Siam Future Development PCL	151
1,211,435		Siemens AG.	131,022
76,437		Siemens India Ltd	1,709
9,066		SIFCO Industries, Inc	198
600,335		SIG plc	1,802
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,858,219		Sime Darby BHD	$9,657
238,150		Simpson Manufacturing Co, Inc	8,900
1,522,000		Singamas Container Holdings Ltd	248
1,334,487		Singapore Technologies Engineering Ltd	3,384
856,357		Sino Thai Engineering & Construction PCL	560
3,664,287		Sinopec Engineering Group Co Ltd	3,174
1,838,000	e	Sinotruk Hong Kong Ltd	1,098
818,134		Sintex Industries Ltd	1,579
41,100		Sintokogio Ltd	317
24,386		SK Corp	3,731
130,850		SK Networks Co Ltd	960
967,730	e	Skanska AB (B Shares)	21,696
1,063,277	e	SKF AB (B Shares)	27,455
20,767		SKF India Ltd	468
11,268	*	SLM Solutions Group AG.	219
210,531		SM Investments Corp	4,234
31,792		SMC Corp	9,467
118,237		Smiths Group plc	1,956
277,733		Snap-On, Inc	40,843
228,133		SNC-Lavalin Group, Inc	7,084
284,016	*	SOCAM Development Ltd	250
41,700	e	Sodick Co Ltd	454
3,584,400		Sojitz Holdings Corp	5,992
6,344		Solar Holdings AS (B Shares)	289
93,505	*,e	SolarCity Corp	4,795
26,579	*	Sparton Corp	651
824,487		Speedy Hire plc	874
183,462		Spirax-Sarco Engineering plc	9,277
283,088	*	Spirit Aerosystems Holdings, Inc (Class A)	14,780
520,128		SPX Corp	44,159
114,400	*	Sriracha Construction PCL	109
65,053		Standex International Corp	5,343
336,104		Stanley Works	32,051
37,500		Star Micronics Co Ltd	526
67,498	*	Sterling Construction Co, Inc	305
41,770	*	Stock Building Supply Holdings, Inc	754
384,120		STP & I PCL	185
564,000	*,e	STX OSV Holdings Ltd	193
6,704	*	Sulzer AG.	736
1,582,568		Sumitomo Corp	16,888
16,100		Sumitomo Densetsu Co Ltd	183
848,625		Sumitomo Electric Industries Ltd	11,124
7,524,537		Sumitomo Heavy Industries Ltd	49,243
750,600	e	Sumitomo Mitsui Construction C	1,035
60,968		Sun Hydraulics Corp	2,522
16,459		Sung Kwang Bend Co Ltd	201
433,000		Sunspring Metal Corp	866
1,062,422	*	Suzlon Energy Ltd	464
249,000	*,e	SWCC Showa Holdings Co Ltd	192
354,000		Syncmold Enterprise Corp	800
167,000		Tadano Ltd	2,242
8,557	*	Taewoong Co Ltd	129
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,175	*	Taeyoung Engineering & Construction	$148
98,102	*,m	Taihan Electric Wire Co Ltd	53
66,000		Taihei Dengyo Kaisha Ltd	476
116,000		Taihei Kogyo Co Ltd	548
28,200		Taikisha Ltd	702
2,290,121	e	Taisei Corp	12,926
727,316		Taiwan Glass Industrial Corp	524
30,400		Takaoka Toko Holdings Co Ltd	413
82,929		Takara Standard Co Ltd	701
144,300		Takasago Thermal Engineering Co Ltd	1,801
10,700		Takeuchi Manufacturing Co Ltd	484
66,000		Takuma Co Ltd	517
103,909	e	TAL International Group, Inc	4,232
18,619		Tarkett S.A.	421
385,445	*,e	Taser International, Inc	9,293
271,000		Tat Hong Holdings Ltd	132
38,400		Tatsuta Electric Wire and Cable Co Ltd	162
359,800	*	Tebrau Teguh BHD	121
1,125,600	*,e	Tech Pro Technology Development Ltd	909
4,725,443		Teco Electric and Machinery Co Ltd	4,491
17,600		Teikoku Sen-I Co Ltd	255
116,719		Tekfen Holding AS	211
302,000	e	Tekken Corp	1,039
143,000	*	Teledyne Technologies, Inc	15,262
90,292		Tennant Co	5,902
1,912,516		Terex Corp	50,854
207,548	e	Textainer Group Holdings Ltd	6,224
2,834,647		Textron, Inc	125,660
447,517		Thales S.A.	24,829
29,256	*,e	The ExOne Company	399
46,584		Thermax Ltd	795
152,453	*	Thermon Group Holdings	3,670
260,392		THK Co Ltd	6,617
882,712		Timken Co	37,197
155,791	e	Titan International, Inc	1,458
57,013	*,e	Titan Machinery, Inc	761
12,325	*	TK Corp	115
120,376		TKH Group NV	4,267
603,000		Toa Corp/Tokyo	1,002
11,300		Tocalo Co Ltd	212
198,000		Toda Corp	835
70,000		Toenec Corp	337
225,700		Tokai Corp	979
175,460		Tokyu Construction Co Ltd	991
695,788		Tong-Tai Machine & Tool Co Ltd	745
14,500	e	Torishima Pump Manufacturing Co Ltd	107
53,891		Toro Co	3,779
188,247	e	Toromont Industries Ltd	4,866
13,239,450		Toshiba Corp	55,474
106,964		Toshiba Machine Co Ltd	450
38,600		Toshiba Plant Systems & Services Corp	532
23,300		Totetsu Kogyo Co Ltd	520
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
105,677		Toto Ltd	$1,569
284,100	e	Toyo Construction Co Ltd	1,110
132,000	e	Toyo Engineering Corp	344
9,100		Toyo Tanso Co Ltd	169
348,753		Toyota Tsusho Corp	9,227
200,400		Toyo-Thai Corp PCL	163
232,698		Trakya Cam Sanayi AS	264
273,693		TransDigm Group, Inc	59,862
1,756,619		Travis Perkins plc	50,719
265,301		Trelleborg AB (B Shares)	5,248
76,639	e	Trevi Finanziaria S.p.A.	237
90,931	*	Trex Co, Inc	4,958
194,838	*	Trimas Corp	5,999
854,532		Trinity Industries, Inc	30,344
80,113		Triumph Group, Inc	4,784
49,262		Trusco Nakayama Corp	1,542
317,000		Tsubakimoto Chain Co	2,640
62,000		Tsugami Corp	397
21,800		Tsukishima Kikai Co Ltd	224
14,500		Tsurumi Manufacturing Co Ltd	206
2,553,776		Turk Sise ve Cam Fabrikalari AS	3,150
23,690		Twin Disc, Inc	419
70,788		Ultra Electronics Holdings	1,788
9,900		Union Tool Co	283
438,100		United Engineers Ltd	872
165,667	e	United Group Ltd	183
734,000		United Integrated Services Co Ltd	778
344,915	*	United Rentals, Inc	31,442
931,534		United Technologies Corp	109,176
84,638		Universal Forest Products, Inc	4,696
55,703	e	Uponor Oyj	941
3,468,475	*,e	USG Corp	92,608
1,108,400		Ushio, Inc	13,739
89,909		Vallourec	2,194
423,408	e	Valmet Corp	5,078
57,015	e	Valmont Industries, Inc	7,006
90,683	*	Vectrus, Inc	2,312
17,272	*,e	Veritiv Corp	762
578,883	*,e	Vestas Wind Systems AS	23,868
2,095,884		Vesuvius plc	15,232
58,577	*	Vicor Corp	890
1,121,291		Vinci S.A.	64,064
68,960		Voltas Ltd	309
36,000		Voltronic Power Technology Corp	356
7,198,551	e	Volvo AB (B Shares)	87,118
76,605	*	Von Roll Holding AG.	84
9,679	e	Vossloh AG.	592
139,758	e	W.W. Grainger, Inc	32,956
186,199	*	Wabash National Corp	2,625
426,375	*	WABCO Holdings, Inc	52,393
74,812		Wacker Construction Equipment AG.	1,867
17,983	e	Wajax Income Fund	343
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
111,100		Wakita & Co Ltd	$1,079
3,519,250	*	Walsin Lihwa Corp	1,082
2,601	e	Walter Meier AG.	116
86,355		Wartsila Oyj (B Shares)	3,820
107,410		Watsco, Inc	13,501
96,219		Watts Water Technologies, Inc (Class A)	5,295
969,579		WCT Berhad	403
291,812		Weg S.A.	2,908
560,434	e	Weichai Power Co Ltd	2,161
343,942		Weir Group plc	8,679
779,487	*,e	WESCO International, Inc	54,478
465,558		Westinghouse Air Brake Technologies Corp	44,233
47,609	*,e	Westport Innovations, Inc	187
4,548,898	e	Wienerberger AG.	72,588
45,163		Wilson Bayly Holmes-Ovcon Ltd	420
332,625		Wolseley plc	19,660
254,745		Woodward Governor Co	12,995
67,478	e	WSP Global, Inc	2,233
27,109	*	Xerium Technologies, Inc	440
103,112		Xxentria Technology Materials Corp	328
151,772		Xylem, Inc	5,315
11,708		Y G-1 Co Ltd	105
73,500		Yahagi Construction Co Ltd	484
25,800		YAMABIKO Corp	1,155
134,900		Yamazen Corp	1,106
8,322,349	e	Yangzijiang Shipbuilding	7,651
119,477		Yazicilar Holding AS	991
364,800		Yinson Holdings BHD	277
101,811	e	YIT Oyj	558
29,300		Yokogawa Bridge Holdings Corp	315
1,098,666	e	Yoma Strategic Holdings Ltd	381
2,056,000		Yuanda China Holdings Ltd	151
44,400		Yuasa Trading Co Ltd	928
839,000		Yungtay Engineering Co Ltd	1,945
121,000		Yurtec Corp	807
10,400		Yushin Precision Equipment Co Ltd	210
96,797	e	Zardoya Otis S.A.	1,249
25,382		Zehnder Group AG.	1,183
187,400		Zhengzhou Coal Mining Machinery Group Co Ltd	128
2,564,895		Zhuzhou CSR Times Electric Co Ltd	16,872
115,077		Zodiac S.A.	3,808
3,400	e	Zuiko Corp	130
63,659		Zumtobel AG.	1,577
		TOTAL CAPITAL GOODS	9,134,750

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
32,000	*,e	51job, Inc (ADR)	1,033
190,520		ABM Industries, Inc	6,070
170,660	e	Acacia Research (Acacia Technologies)	1,826
386,529	*	ACCO Brands Corp	3,212
182,868		Adcorp Holdings Ltd	481
1,322,051		Adecco S.A.	109,893
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
120,373		Administaff, Inc	$6,294
702,602	e	ADT Corp	29,172
112,515	*	Advisory Board Co	5,995
67,200		Aeon Delight Co Ltd	1,607
136,416		AF AB	1,900
78,134		Aggreko plc	1,767
17,201		Akka Technologies S.A.	555
306,303	e	ALS Ltd	1,151
4,751		Amadeus Fire AG	375
49,825		American Banknote S.A.	692
59,703	e	American Ecology Corp	2,983
86,541	*	Applus Services S.A.	972
122,600	*	ARC Document Solutions, Inc	1,132
17,911		Assystem	379
8,400	*,e	Asukanet Co Ltd	210
263,087		Atkins WS plc	4,967
256,011		Babcock International Group	3,735
24,680		Barrett Business Services, Inc	1,057
16,900	e	Benefit One, Inc	235
15,852		Bertrandt AG.	2,306
46,679	e	Bilfinger Berger AG.	2,698
40,800	e	Black Diamond Group Ltd	403
749,703		Blue Label Telecoms Ltd	538
166,377		Brady Corp (Class A)	4,707
2,955,145		Brambles Ltd	25,843
167,764	e	Brink’s Co	4,635
58,807	e	Brunel International NV	1,125
217,032		Bureau Veritas S.A.	4,656
393,616	e	Cabcharge Australia Ltd	1,385
129,792		Cape plc	481
482,040		Capita Group plc	7,969
1,492,000	*,e	Capital Environment Holdings Ltd	99
122,875	*	Casella Waste Systems, Inc (Class A)	676
237,463		Caverion Corp	2,410
131,123	*,e	CBIZ, Inc	1,223
49,087		CDI Corp	690
71,341	e	Ceco Environmental Corp	757
200,461	*,e	Cenveo, Inc	429
15,374		Cewe Color Holding AG.	976
3,566,659		China Everbright International Ltd	5,982
385,615		Cintas Corp	31,478
341,508		Civeo Corp	867
241,656	*,e	Clean Harbors, Inc	13,721
47,000		Cleanaway Co Ltd	262
299,349	e	CNH Industrial NV (NYSE)	2,443
31,200		Contax Participacoes S.A.	76
374,394	*	Copart, Inc	14,066
154,323		Corporate Executive Board Co	12,324
370,249		Corrections Corp of America	14,906
332,494		Covanta Holding Corp	7,458
30,356	*	CRA International, Inc	945
106,034	e	Credit Corp Group Ltd	932
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
365,611	e	Dai Nippon Printing Co Ltd	$3,551
38,400		Daiseki Co Ltd	692
382,220		Davis Service Group plc	6,323
245,858		De La Rue plc	2,019
150,187		Deluxe Corp	10,405
92,628		Derichebourg	284
36,449	e	DirectCash Payments, Inc	478
436,527		Downer EDI Ltd	1,480
132,358		Dun & Bradstreet Corp	16,989
45,098	e	Duskin Co Ltd	781
337,000	*,e	Dynagreen Environmental Protection Group Co Ltd	230
278,755		Eastern Media International Corp	88
1,138,050		Edenred	28,394
7,500		en-japan, Inc	103
88,588		Ennis, Inc	1,251
312,869		Equifax, Inc	29,097
1,332,014		Experian Group Ltd	22,049
57,439		Exponent, Inc	5,106
30,353	*	Franklin Covey Co	585
137,460	*	FTI Consulting, Inc	5,149
15,463,000	*,m	Fung Choi Media Group Ltd	113
66,780		G & K Services, Inc (Class A)	4,844
24,992		Gategroup Holding AG.	843
8,497		GL Events	173
38,153	*	GP Strategies Corp	1,412
12,246,998		Group 4 Securicor plc	53,684
3,014		Groupe CRIT	158
44,383		Gunnebo AB	234
9,175,194		Hays plc	20,708
194,054	e	Healthcare Services Group	6,235
60,365		Heidrick & Struggles International, Inc	1,484
27,168	*	Heritage-Crystal Clean, Inc	318
156,666		Herman Miller, Inc	4,349
70,204	*	Hill International, Inc	252
186,240		HNI Corp	10,275
427,452		Homeserve plc	2,417
105,734	e	Horizon North Logistics, Inc	194
108,489	*	Huron Consulting Group, Inc	7,177
66,523	*	ICF International, Inc	2,717
608,241	*	ICO Global Communications Holdings Ltd	791
143,854	*	IHS, Inc (Class A)	16,365
115,160	*,e	Innerworkings, Inc	774
180,279		Interface, Inc	3,746
150,204		Intertek Group plc	5,564
381,726		Intrum Justitia AB	10,709
137,114	*,e	ISS A.S.	4,322
261,767	*	ITE Group plc	701
39,900		Itoki Corp	254
10,732		Kaba Holding AG.	6,448
124,076		KAR Auction Services, Inc	4,706
20,000		KD Holding Corp	112
92,273		Kelly Services, Inc (Class A)	1,609
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
59,257		KEPCO Plant Service & Engineering Co Ltd	$5,206
108,735		Kforce, Inc	2,426
106,800		K-Green Trust	85
167,117	e	Kimball International, Inc (Class B)	1,751
141,295		Knoll, Inc	3,311
247,300		Kokuyo Co Ltd	2,309
215,470		Korn/Ferry International	7,083
149,000	e	Kyodo Printing Co Ltd	457
119,864		Loomis AB	3,671
300,204		Manpower, Inc	25,863
13,962		Matsuda Sangyo Co Ltd	179
102,797		Matthews International Corp (Class A)	5,295
87,429		McGrath RentCorp	2,877
56,147		McMillan Shakespeare Ltd	507
29,800		Meitec Corp	997
470,003		Michael Page International plc	3,625
149,961	e	Mineral Resources Ltd	767
44,951	*	Mistras Group, Inc	866
373,709	e	Mitie Group	1,526
17,872		Mitsubishi Pencil Co Ltd	663
156,671		Mobile Mini, Inc	6,680
110,796	*,e	Moleskine S.p.A	184
96,989	e	Morneau Sobeco Income Fund	1,329
42,800		Moshi Moshi Hotline, Inc	467
143,750		MSA Safety, Inc	7,170
37,242		Multi-Color Corp	2,582
171,121	*	Navigant Consulting, Inc	2,218
50,599		Newalta, Inc	559
226,606		Nielsen Holdings NV	10,100
44,800		Nihon M&A Center, Inc	1,544
5,900		Nippon Kanzai Co Ltd	141
119,660	e	Nissha Printing Co Ltd	2,181
23,969		NL Industries, Inc	186
35,300		Nomura Co Ltd	332
149,000		Okamura Corp	1,198
190,760	*	On Assignment, Inc	7,319
61,968		Oyo Corp	837
215,600		Park24 Co Ltd	4,411
28,377	*,e	Paylocity Holding Corp	813
164,893	*,e	Performant Financial Corp	561
15,600		Pilot Corp	877
926,339		Pitney Bowes, Inc	21,602
303,076	e	Programmed Maintenance Services Ltd	557
147,647	e	Progressive Waste Solutions Ltd	4,334
13,700		PRONEXUS, Inc	93
668,871	e	Prosegur Cia de Seguridad S.A.	3,809
91,557	e	Quad	2,104
36,061	*,e	Quest Resource Holding Corp	45
1,066,339	e	R.R. Donnelley & Sons Co	20,463
112,669		Randstad Holdings NV	6,830
317,080		Recall Holdings Ltd	1,866
118,859	*	Recruit Holdings Co Ltd	3,709
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
764,251		Regus plc	$2,470
4,159,712		Rentokil Initial plc	8,434
368,852		Republic Services, Inc	14,961
134,808		Resources Connection, Inc	2,359
157,860	e	Ritchie Bros Auctioneers, Inc	3,937
830,696		Robert Half International, Inc	50,274
308,566		Rollins, Inc	7,631
294,282		RPS Group plc	984
376,181	*	RPX Corp	5,413
18,607		S1 Corp (Korea)	1,406
599,144	e	SAI Global Ltd (New)	1,884
18,000	*,e	Sanix, Inc	56
22,052		Sato Corp	500
3,289		Seche Environnement S.A.	108
237,654		Secom Co Ltd	15,852
674,231		Securitas AB (B Shares)	9,680
836,528		Seek Ltd	10,846
555,080	e	Serco Group plc	1,135
114,066		SG Fleet Group Ltd	204
5,039		SGS S.A.	9,607
214,100	m	Shanghai Youngsun Investment C	247
555,654		Shanks Group plc	872
66,250	m	Shenzhen Dongjiang Environmental Co Ltd	260
181,682	e	Skilled Group Ltd	173
55,990		Societe BIC S.A.	7,977
56,900		Sohgo Security Services Co Ltd	1,936
53,475	*	SP Plus Corp	1,168
44,107		Sporton International, Inc	239
709,313		Spotless Group Holdings Ltd	1,223
211,535	e	Stantec, Inc	5,062
360,558		Steelcase, Inc (Class A)	6,829
466,309	*	Stericycle, Inc	65,484
7,634		Synergie S.A	170
536,520		Taiwan Secom Co Ltd	1,449
364,670		Taiwan-Sogo Shinkong Security Corp	471
54,269	*	Team, Inc	2,115
278,896		Teleperformance	19,113
67,000		Temp Holdings Co Ltd	2,312
254,139		Tetra Tech, Inc	6,104
310,000		Tianjin Capital Environmental Protection Group Co Ltd	241
142,400		Toppan Forms Co Ltd	1,613
471,669	e	Toppan Printing Co Ltd	3,628
130,221		Towers Watson & Co	17,213
340,479	e	Tox Free Solutions Ltd	734
205,342		Transcontinental, Inc	2,837
1,830,862	*	Transfield Services Ltd	1,899
1,603,758	e	Transpacific Industries Group Ltd	971
80,116	*	TriNet Group, Inc	2,823
194,835	*	TrueBlue, Inc	4,744
2,917,150		Tyco International plc	125,612
50,560		Unifirst Corp	5,950
491,400		United Envirotech Ltd	592
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
134,255		United Stationers, Inc	$5,503
66,452		USG People NV	919
1,826,255		Veda Group Ltd	3,218
644,807	*	Verisk Analytics, Inc	46,039
70,541		Viad Corp	1,962
15,129		VSE Corp	1,239
152,840	*	WageWorks, Inc	8,151
75,117		Waste Connections, Inc	3,616
1,074,777		Waste Management, Inc	58,285
4,200		Weathernews, Inc	123
113,988		West Corp	3,845
586,735		Yem Chio Co Ltd	287
452,500	e	Yestar International Holdings Co Ltd	173
639,887	e	Yumeshin Holdings Co Ltd	4,756
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,430,384

CONSUMER DURABLES & APPAREL - 2.2%
641,000	e	361 Degrees International Ltd	184
1,065,000		Ability Enterprise Co Ltd	598
43,632	*	Accell Group NV	812
1,170,257		Adidas-Salomon AG.	92,407
286,306		Aksa Akrilik Kimya Sanayii	1,066
224,500		Alpine Electronics, Inc	3,734
235,358		Altek Corp	276
135,523		Amer Sports Oyj (A Shares)	2,911
2,388,949		AmTRAN Technology Co Ltd	1,321
3,225,586		Anta Sports Products Ltd	5,900
223,080		Arcelik AS	1,285
86,274		Arctic Cat, Inc	3,133
38,500	*	Arezzo Industria e Comercio S.A.	296
325,616		Arvind Ltd	1,363
142,538		Asics Corp	3,879
2,501,741		Avermedia Technologies	1,109
7,333		Bajaj Electricals Ltd	27
41,668	*,e	Bang & Olufsen AS (B Shares)	383
1,599,520		Barratt Developments plc	12,506
6,853		Basic House Co Ltd	96
7,359		Bata India Ltd	129
83,864	*,e	Beazer Homes USA, Inc	1,486
5,166,711		Belle International Holdings Ltd	6,031
353,017		Bellway plc	10,347
55,292	e	Beneteau S.A.	781
338,918		Berkeley Group Holdings plc	13,243
3,668		Bijou Brigitte AG.	224
647,049	*,e	Billabong International Ltd	285
81,696		Bizlink Holdings Inc	336
77,140	*,e	Black Diamond, Inc	729
17,552		Bombay Dyeing & Manufacturing Co Ltd	18
2,805,300	e	Bosideng International Holdings Ltd	300
383,684		Bovis Homes Group plc	5,292
37,303	*	BRP, Inc	714
19,491	e	Brunello Cucinelli S.p.A	343
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
310,963		Brunswick Corp	$15,999
1,091,169		Burberry Group plc	28,022
263,007	e	Callaway Golf Co	2,506
278,853		Carter’s, Inc	25,786
310,315	e	Casio Computer Co Ltd	5,878
23,867	*	Cavco Industries, Inc	1,791
12,290		CCC S.A.	592
661,000		Cecep Costin New Materials Grp Ltd	258
1,214	*,e	Century Communities, Inc	23
444,000		China Creative Home Group Ltd	75
2,984,400	e	China Dongxiang Group Co	539
2,085,000	*	China Household Holdings Ltd	169
1,002,000		China Lilang Ltd	774
25,100		Chofu Seisakusho Co Ltd	619
1,264	*	Chokwang Leather Co Ltd	146
40,198		Christian Dior S.A.	7,566
31,300		Cia Providencia Industria e Comercio S.A.	81
762,384		Cie Financiere Richemont S.A.	61,258
1,600,000		Citychamp Watch & Jewellery Group Ltd	169
115,000	e	Clarion Co Ltd	316
19,200		Cleanup Corp	149
359,490		Coach, Inc	14,894
79,832		Columbia Sportswear Co	4,862
684,800	*	Consorcio ARA, S.A. de C.V.	287
14,900		Corona Corp	144
654,100	*,e,m	Corp GEO S.A. de C.V. (Series B)	0	^
203,000	*,e,g	Cosmo Lady China Holdings Co Ltd	143
228,918		Crest Nicholson Holdings plc	1,442
267,594	*	CROCS, Inc	3,160
31,116		CSS Industries, Inc	938
36,584	e	Culp, Inc	979
1,301,358		Cyrela Brazil Realty S.A.	5,403
33,500		Daikoku Denki Co Ltd	484
190,716	*	Deckers Outdoor Corp	13,897
55,369		De’Longhi S.p.A.	1,198
9,061		Delta-Galil Industries Ltd	269
42,190		Descente Ltd	524
320,300		Direcional Engenharia S.A.	626
43,935	*,e	Dixie Group, Inc	398
37,038		Dorel Industries, Inc (Class B)	1,028
1,415,758		DR Horton, Inc	40,321
77,365		Duni AB	1,113
1,181,095		Eclat Textile Co Ltd	15,477
1,314,201	e	Electrolux AB (Series B)	37,545
33,930	e	Escalade, Inc	590
86,352	e	Ethan Allen Interiors, Inc	2,387
577,100		Even Construtora e Incorporadora S.A.	799
130,100		Ez Tec Empreendimentos e Participacoes S.A.	823
748,601		Feng TAY Enterprise Co Ltd	4,503
14,900	e	Fields Corp	227
8,506		Fila Korea Ltd	828
15,913		Flexsteel Industries, Inc	498
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,194		Forbo Holding AG.	$3,790
554,852		Formosa Taffeta Co Ltd	584
80,848		Forus S.A.	333
275,556	*,e	Fossil Group, Inc	22,720
20,191		Foster Electric Co Ltd	503
107,000	e	France Bed Holdings Co Ltd	159
455,600		Fuguiniao Co Ltd	969
107,000		Fujibo Holdings Inc	266
93,000		Fujitsu General Ltd	1,218
110,300	*	Funai Electric Co Ltd	1,270
2,450,400		Gafisa S.A.	1,651
155,574	e	Garmin Ltd	7,393
72,754	e	Geox S.p.A.	281
24,907	e	Gerry Weber International AG.	859
660,379		Giant Manufacturing Co Ltd	6,371
56,816	*	G-III Apparel Group Ltd	6,400
238,716		Gildan Activewear, Inc	7,038
17,248,000	*	Global Brands Group Holding Ltd	3,382
32,000		Goldwin, Inc	217
682,000	e	Goodbaby International Holding	221
266,987	*	GoPro, Inc	11,590
213,694		GUD Holdings Ltd	1,337
1,012,000		Gunze Ltd	2,705
2,895,983		Haier Electronics Group Co Ltd	7,581
2,994,000	*,e	Haier Healthwise Holdings Ltd	343
11,863		Handsome Co Ltd	351
2,771,434		Hanesbrands, Inc	92,871
61,198		Hansae Co Ltd	2,303
33,151		Hansae Yes24 Holdings Co Ltd	486
34,961		Hanssem Co Ltd	5,809
457,078		Harman International Industries, Inc	61,079
706,514	e	Hasbro, Inc	44,680
498,800		Haseko Corp	4,859
326,148		Hefei Meiling Co Ltd	218
171,000		Heiwa Corp	3,359
314,350		Helbor Empreendimentos S.A.	391
112,741	*	Helen of Troy Ltd	9,187
30,258		Hermes International	10,684
809,000	*	Hisense Kelon Electrical Holdings Co Ltd	699
1,360,000		Hosa International Ltd	584
395,267	*,e	Hovnanian Enterprises, Inc (Class A)	1,407
196,460		Hugo Boss AG.	23,868
972,025		Husqvarna AB (B Shares)	7,041
66,557		Huvis Corp	605
11,311		Hyundai Livart Furniture Co Ltd	406
18,745		IC Companys AS	435
146,501	*,e	Iconix Brand Group, Inc	4,933
227,453		Iida Group Holdings Co Ltd	2,830
2,246		Ilshin Spinning Co Ltd	365
23,774	*	Installed Building Products Inc	517
81,155	*,e	iRobot Corp	2,648
62,382	*,e	Jakks Pacific, Inc	427
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,000		Japan Vilene Co Ltd	$133
56,000		Japan Wool Textile Co Ltd	405
3,077,062	*	Jarden Corp	162,777
263,999	*,m	Jinshan Development & Construction Co Ltd	180
253,973		JM AB	8,445
423,020		Johnson Health Tech Co Ltd	1,174
18,224		Johnson Outdoors, Inc	603
137,000		JVC KENWOOD Holdings, Inc	421
804,555	*	Kate Spade & Co	26,864
240,226	e	KB Home	3,752
5,480,000	*	Kinpo Electronics	2,498
25,150		KMC Kuei Meng International In	116
1,327,800		Konka Group Co Ltd	766
461,000		Kurabo Industries Ltd	809
495		Kyungbang Ltd	87
509,304		Lao Feng Xiang Co Ltd	1,755
355,856		La-Z-Boy, Inc	10,003
892,000		Le Saunda Holdings	329
244,776		Lealea Enterprise Co Ltd	72
231,475	*,e	Leapfrog Enterprises, Inc	505
120,734		Leggett & Platt, Inc	5,565
378,687	e	Lennar Corp (Class A)	19,620
104,453		LG Electronics, Inc	5,536
61,914		LG Fashion Corp	1,767
44,065	*,e	LGI Homes, Inc	734
1,271,520	*,e	Li Ning Co Ltd	721
377,491	*	Li Peng Enterprise Co Ltd	129
55,523		Libbey, Inc	2,216
37,769		Lifetime Brands, Inc	577
14,742	*	LiHOM-CUCHEN Co Ltd	147
817		LPP S.A.	1,525
156,290	*,e	Lululemon Athletica, Inc	10,006
718,900		Luthai Textile Co Ltd	1,046
213,760		Luxottica Group S.p.A.	13,539
263,443		LVMH Moet Hennessy Louis Vuitton S.A.	46,361
82,648	*	M/I Homes, Inc	1,970
3,346		Maisons France Confort	118
349,951		Makalot Industrial Co Ltd	2,512
40,885	*	Malibu Boats Inc	955
1,971,600		Man Wah Holdings Ltd	1,895
6,442	*,m	Mariella Burani S.p.A.	0	^
33,313	e	Marine Products Corp	285
8,500		Mars Engineering Corp	150
1,661,883		Matsushita Electric Industrial Co Ltd	21,824
3,951,317	e	Mattel, Inc	90,288
424,400		MC Group PCL	190
2,682,000		MC Group PCL (ADR)	1,203
132,576	e	MDC Holdings, Inc	3,778
219,587		Merida Industry Co Ltd	1,724
130,290	*	Meritage Homes Corp	6,337
907,475	*	Michael Kors Holdings Ltd	59,666
38,100		Misawa Homes Co Ltd	332
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,000		Mitsui Home Co Ltd	$172
92,000		Mizuno Corp	480
309,342	*	Mohawk Industries, Inc	57,460
418,223		Moncler S.p.A	7,011
114,239		Movado Group, Inc	3,258
997,565		MRV Engenharia e Participacoes S.A.	2,510
15,372		Nacco Industries, Inc (Class A)	815
204,935		Namco Bandai Holdings, Inc	3,989
32,000		Nan Liu Enterprise Co Ltd	163
193,549	*	Nautilus, Inc	2,955
28,930	*,e	New Home Co Inc	461
44,981		New Wave Group AB (B Shares)	221
2,134,776		Newell Rubbermaid, Inc	83,406
515,129		Nien Hsing Textile Co Ltd	451
2,940,839		Nike, Inc (Class B)	295,054
202,924	e	Nikon Corp	2,721
115,566	e	Nobia AB	1,023
42,261	*,e	NVR, Inc	56,150
943,531	e	Onward Kashiyama Co Ltd	6,582
279,153		Oriental Weavers	392
41,675		Oxford Industries, Inc	3,144
537,000	*,e,g	Ozner Water International Holding Ltd	192
497,778		Pacific Textile Holdings Ltd	690
9,283		Page Industries Ltd	2,035
267,000		PanaHome Corp	1,846
127,982		Pandora AS	11,652
89,998	*	PDG Realty S.A.	14
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,276,000		Peak Sport Products Co Ltd	362
15,899		Pegas Nonwovens S.A.	434
500,000	*	Performance Sports Group Ltd	9,750
63,109	*	Performance Sports Group Ltd (Canada)	1,231
40,834	*	Perry Ellis International, Inc	946
395,875		Persimmon plc	9,756
130,700		Phillips-Van Heusen Corp	13,927
35,855		PIK Group (GDR)	117
275,400	*	Pioneer Corp	502
8,104,857		Playmates Holdings Ltd	8,253
1,640,000		Playmates Toys Ltd	401
179,984	e	Polaris Industries, Inc	25,396
123,071		Pool Corp	8,585
5,352,935		Pou Chen Corp	7,480
28,000		Pressance Corp	889
970,200	e	Prime Success International Group Ltd	325
1,247,475		Pulte Homes, Inc	27,731
424,666	*,e	Quiksilver, Inc	786
166,310		Rajesh Exports Ltd	518
126,676		Ralph Lauren Corp	16,658
75,979		Raymond Ltd	538
579,312		Redrow plc	3,078
169,900		Restoque Comercio e Confeccoes de Roupas S.A.	353
28,897		Rinnai Corp	2,142
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,555,562		Ruentex Industries Ltd	$3,404
166,097	e	Ryland Group, Inc	8,096
30,576	*,e	Safilo Group S.p.A.	480
57,034	e	Salvatore Ferragamo Italia S.p.A	1,825
57,802		Samick Musical Instruments Co Ltd	222
837,000		Sampo Corp	368
989,000		Samson Holding Ltd	136
56,952		Sangetsu Co Ltd	861
61,021		Sankyo Co Ltd	2,167
122,400		Sanyo Electric Taiwan Co Ltd	114
327,000		Sanyo Shokai Ltd	840
22,680		SEB S.A.	1,636
295,194	e	Sega Sammy Holdings, Inc	4,301
138,000		Seiko Holdings Corp	696
1,208,230		Seiren Co Ltd	10,803
834,295		Sekisui Chemical Co Ltd	10,825
1,759,877		Sekisui House Ltd	25,553
50,214	*,e	Sequential Brands Group, Inc	537
354,300	*	Shanghai Haixin Group Co	248
319,365	*,e	Sharp Corp	626
223,400	*	Shenzhen China Bicycle Co Holdings Ltd	125
627,493		Shenzhou International Group Holdings Ltd	2,832
85,345		Shimano, Inc	12,682
263,000		Shinkong Textile Co Ltd	327
716,000	e	Sitoy Group Holdings Ltd	457
209,898	*	Skechers U.S.A., Inc (Class A)	15,094
63,684	*	Skullcandy, Inc	720
6,158,401		Skyworth Digital Holdings Ltd	4,837
146,302	*,e	Smith & Wesson Holding Corp	1,862
6,095,587		Sony Corp	163,018
409,392	*,e	Sony Corp (ADR)	10,964
13,531		SRF Ltd	215
9,000		SRI Sports Ltd	91
504,196	*,e	Standard-Pacific Corp	4,538
25,800		Starts Corp, Inc	392
5,140,865	e	Steinhoff International Holdings Ltd	32,176
918,500		Stella International Holdings Ltd	2,190
263,746	*	Steven Madden Ltd	10,022
52,870	e	Sturm Ruger & Co, Inc	2,624
152,354		Sumitomo Forestry Co Ltd	1,664
36,676		Swatch Group AG.	15,511
243,322		Swatch Group AG. (Registered)	20,394
121,000	*,e	Sxl Corp	101
6,656		Symphony Ltd	276
750,537		Tainan Spinning Co Ltd	389
632,600		Taiwan Paiho Ltd	1,525
220,893		Takamatsu Corp	4,721
15,800		Tamron Co Ltd	340
1,852,298	*	Tatung Co Ltd	498
25,568	*	Taylor Morrison Home Corp	533
6,033,353		Taylor Wimpey plc	13,831
2,156,000	*,e	TCL Multimedia Technology Holdings Ltd	1,734
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
39,000		Technos S.A.	$68
1,785,500		Techtronic Industries Co	6,020
361,600		Tecnisa S.A.	442
46,791		Ted Baker plc	1,728
307,078	*	Tempur-Pedic International, Inc	17,731
928,500	e	Texhong Textile Group Ltd	1,035
1,486,000		Texwinca Holdings Ltd	1,359
289,870	*	Thomson	1,871
1,768,000		Time Watch Investments Ltd	224
7,685		Titan Industries Ltd	48
12,520	e	Tod’s S.p.A.	1,134
7,890		Token Corp	397
154,342	*	Toll Brothers, Inc	6,072
101,827	*,e	TomTom NV	780
61,968	e	Tomy Co Ltd	368
48,000		Topkey Corp	188
72,000		Toung Loong Textile Manufacturing	243
481,898	*	TRI Pointe Homes, Inc	7,436
22,699		Trigano S.A.	769
994,000	e	Trinity Ltd	204
73,700		TSI Holdings Co Ltd	497
1,997		TTK Prestige Ltd	110
278,613	*,e	Tumi Holdings, Inc	6,815
106,533		Tupperware Corp	7,353
17,240	*,e	Turtle Beach Corp	32
26,928	*	UCP, Inc (Class A)	234
193,883	*	Under Armour, Inc (Class A)	15,656
48,827	*	Unifi, Inc	1,762
624,000	*	Unitika Ltd	286
93,217	*	Universal Electronics, Inc	5,261
208,800	*,e	Universal Entertainment Corp	3,412
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	0	^
12,313		Vaibhav Global Ltd	157
33,377		Vardhman Textiles Ltd	289
60,136	*,e	Vera Bradley, Inc	976
87,262	*	Vestel Elektronik Sanayi	193
1,502,213		VF Corp	113,132
29,513		Videocon Industries Ltd	74
63,751	*	Vince Holding Corp	1,183
98,456	*	Vista Outdoor, Inc	4,216
268,627		Wacoal Holdings Corp	3,019
36,870	*	WCI Communities, Inc	883
374,500	e	Weiqiao Textile Co	220
1,850,000	e	Welling Holding Ltd	353
12,100	e	West Holdings Corp	107
25,292		Weyco Group, Inc	756
148,781		Whirlpool Corp	30,063
49,174	*	Whirlpool of India Ltd	578
57,434	*,e	William Lyon Homes, Inc	1,483
284,386	e	Wolverine World Wide, Inc	9,513
17,767	*	Woongjin Chemical Co Ltd	313
204,342		Woongjin Coway Co Ltd	16,818
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
204,931		Wuxi Little Swan Co Ltd	$397
1,275,500		XTEP International Holdings	396
177,850		Yamaha Corp	3,106
18,900		Yondoshi Holdings, Inc	361
19,855		Youngone Corp	975
10,116		Youngone Holdings Co Ltd	843
1,042,907		Yue Yuen Industrial Holdings	3,690
3,738,000		Yuxing InfoTech Investment Holdings Ltd	1,572
161,764		Zeng Hsing Industrial Co Ltd	981
92,800		Zhonglu Co Ltd	162
		TOTAL CONSUMER DURABLES & APPAREL	2,750,450

CONSUMER SERVICES - 1.9%
34,230	*	2U, Inc	876
467,263		888 Holdings plc	1,054
68,700	*	Abril Educacao S.A.	263
2,386,791		Accor S.A.	124,462
57,400		Accordia Golf Co Ltd	551
2,083,000	*	Accordia Golf Trust	1,146
578,571		Advtech Ltd	426
119,872	e	Ainsworth Game Technology Ltd	263
443,000		Ajisen China Holdings Ltd	255
459,202	e	Alsea SAB de C.V.	1,342
112,805	*,e	Amaya, Inc	2,645
317,000		Ambassador Hotel	279
46,988	*	American Public Education, Inc	1,409
203,848	*	Apollo Group, Inc (Class A)	3,857
2,232,237		ARAMARK Holdings Corp	70,606
1,303,546		Aristocrat Leisure Ltd	8,340
46,815	*	Ascent Media Corp (Series A)	1,864
49,100	e	Atom Corp	321
131,125	*	Autogrill S.p.A.	1,270
2,474,109	*	Belmond Ltd.	30,382
91,025	e	Benesse Corp	2,863
621,227		Berjaya Sports Toto BHD	564
205,826		Betfair Group plc	6,804
39,168		Betsson AB	1,471
43,600	*	BHG S.A.-Brazil Hospitality Group	256
73,345	*	BJ’s Restaurants, Inc	3,700
24,173,000	*	Bloomberry Resorts Corp	5,641
464,921		Bloomin’ Brands, Inc	11,312
86,083	e	Bob Evans Farms, Inc	3,982
446,768	*	Boyd Gaming Corp	6,344
51,167	*	Bravo Brio Restaurant Group, Inc	752
60,296	*	Bridgepoint Education, Inc	582
75,403	*	Bright Horizons Family Solutions	3,866
430,242		Brinker International, Inc	26,486
80,537	*	Buffalo Wild Wings, Inc	14,597
754,176		Bwin.Party Digital Entertainment plc	894
152,780	*,e	Caesars Acquisition Co	1,039
165,225	*,e	Caesars Entertainment Corp	1,740
504,000		Cafe de Coral Holdings Ltd	1,804
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
59,503		Capella Education Co	$3,861
234,654	*	Career Education Corp	1,180
1,682,399		Carnival Corp	80,486
104,305		Carnival plc	5,101
53,046	e	Carriage Services, Inc	1,266
113,106	*	Carrols Restaurant Group, Inc	938
67,990	e	CBRL Group, Inc	10,344
1,514,040		Century City International	121
151,447		Cheesecake Factory	7,471
251,012	*,e	Chegg, Inc	1,996
6,320,000	e	China LotSynergy Holdings Ltd	528
5,906,000		China Travel International Inv HK	1,923
107,262	*	Chipotle Mexican Grill, Inc (Class A)	69,778
49,858		Choice Hotels International, Inc	3,194
38,560		Churchill Downs, Inc	4,433
346,747	*,e	Chuy’s Holdings, Inc	7,812
9,105		Cie des Alpes	166
61,823		City Lodge Hotels Ltd	702
59,264		ClubCorp Holdings, Inc	1,147
18,128		Collectors Universe	409
53,200	e	Colowide Co Ltd	726
632,335		Compass Group plc	10,977
184,171	e	Corporate Travel Management Lt	1,644
461,024		Cox & Kings India Ltd	2,389
14,200		Create Restaurants Holdings, Inc	188
2,474		Credu Corp	123
428,401		Crown Ltd	4,348
153,300		CVC Brasil Operadora e Agencia de Viagens S.A.	680
64,347		Daekyo Co Ltd	397
100,000		Dahan Development Corp	263
5,700	e	Daisyo Corp	67
1,138,132		Darden Restaurants, Inc	78,918
17,841	*	Dave & Buster’s Entertainment, Inc	543
561,948	*	Del Frisco’s Restaurant Group, Inc	11,323
476,500	*	Denny’s Corp	5,432
323,728		DeVry, Inc	10,800
108,133	*	Diamond Resorts International, Inc	3,615
58,557		Dignity plc	1,584
52,860	e	DineEquity, Inc	5,657
12,018		DO & CO AG.	892
275,688	e	Domino’s Pizza Enterprises Ltd	7,776
423,671		Domino’s Pizza UK & IRL plc	4,871
117,943		Domino’s Pizza, Inc	11,859
100,600		Doutor Nichires Holdings Co Ltd	1,685
73,907		Dunkin Brands Group, Inc	3,515
2,585,400	e	Dynam Japan Holdings Co Ltd	5,020
4,728,003		Echo Entertainment Group Ltd	16,219
157,628		EIH Ltd	270
24,362	*,e	El Pollo Loco Holdings, Inc	624
88,066	*,e,g	Elior Participations S.C.A	1,509
1,440,000		Emperor Entertainment Hotel Ltd	308
47,049	*,e	Empire Resorts, Inc	216
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
237,993	e	EnerCare, Inc	$2,866
517,750	*	Enterprise Inns plc	766
1,474,000		Erawan Group PCL	211
665,949		Estacio Participacoes S.A.	3,869
2,600,795		Extended Stay America, Inc	50,794
147,532		Famous Brands Ltd	1,362
12,585	*,e	Famous Dave’s of America, Inc	359
71,926	*	Fiesta Restaurant Group, Inc	4,387
277,330		First Hotel	187
236,629	e	Flight Centre Ltd	7,122
36,693		Formosa International Hotels Corp	387
52,550		Fortuna Entertainment Group NV	210
468,000		Fu Shou Yuan International Group Ltd	221
55,000	e	Fuji Kyuko Co Ltd	518
65,000		Fujita Kanko, Inc	277
306,262	e	G8 Education Ltd	781
35,500		GAEC Educacao S.A.	169
2,283,155		Galaxy Entertainment Group Ltd	10,366
2,258,308		Genting BHD	5,481
5,281,228	e	Genting International plc	3,531
134,798		Gold Reef Resorts Ltd	307
44,000		Gourmet Master Co Ltd	196
1,479		Graham Holdings Co	1,552
176,731	*	Grand Canyon Education, Inc	7,652
125,243		Grand Korea Leisure Co Ltd	4,263
107,399	*	Great Canadian Gaming Corp	1,955
222,405	e	Greene King plc	2,753
337,744	e	GTECH S.p.A.	6,691
509,000		GuocoLeisure Ltd	340
140,235		GVC Holdings plc	989
747,683		H&R Block, Inc	23,978
15,421	*,e	Habit Restaurants, Inc	496
814,000	*,g	Haichang Holdings Ltd	137
8,431		Hana Tour Service, Inc	850
11,500		Hiday Hidaka Corp	290
3,067,061	*	Hilton Worldwide Holdings, Inc	90,846
19,200		Hiramatsu Inc	102
106,300		HIS Co Ltd	3,733
793,900	*	Homeinns Hotel Group (ADR)	18,792
233,000	*,e	Hoteles City Express SAB de C.V.	356
366,000	*	Houghton Mifflin Harcourt Co	8,594
122,750		Huangshan Tourism Development Co Ltd	212
115,551	*	Hyatt Hotels Corp	6,843
7,700	e	Ichibanya Co Ltd	342
25,332	*,e	Ignite Restaurant Group, Inc	123
523,430		Indian Hotels Co Ltd	979
65,767		InterContinental Hotels Group plc	2,565
65,756		International Game Technology	1,145
92,430		International Speedway Corp (Class A)	3,014
503,598		Interval Leisure Group, Inc	13,199
284,666		Intralot S.A.-Integrated Lottery Systems & Services	456
45,131	*,e	Intrawest Resorts Holdings Inc	394
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
107,805	e	Invocare Ltd	$1,076
115,240	*	Isle of Capri Casinos, Inc	1,619
27,067	*,e	ITT Educational Services, Inc	184
167,028		Jack in the Box, Inc	16,021
46,942	*,e	Jamba, Inc	690
269,689	*	Jinmao Investments and Jinmao China Investments Holdings Ltd	187
876,912		Jollibee Foods Corp	4,312
42,100	e	JP-Holdings Inc/Japan	124
26,341	*	Jubilant Foodworks Ltd	623
317,482	*	K12, Inc	4,991
329,085		Kangwon Land, Inc	10,263
22,900	*,e	Kappa Create Co Ltd	216
19,500	e	Kisoji Co Ltd	338
99,000	*	KNT-CT Holdings Co Ltd	138
7,400	e	Koshidaka Holdings Co Ltd	140
815,333		Kosmopolito Hotels International Ltd	129
249,173	*	Krispy Kreme Doughnuts, Inc	4,981
2,992,956		Kroton Educacional S.A.	9,650
4,485		Kuoni Reisen Holding	1,475
11,100		Kura Corp	411
10,560	e	Kyoritsu Maintenance Co Ltd	505
235,847	*	La Quinta Holdings, Inc	5,585
939,085		Ladbrokes plc	1,448
476,136	e	Las Vegas Sands Corp	26,207
9,833	*,e	Liberty Tax, Inc	274
135,356	*,e	Life Time Fitness, Inc	9,605
434,686	*,e	LifeLock, Inc	6,133
3,010,000	*,e	Macau Legend Development Ltd	1,040
452,499	e	Macquarie Leisure Trust Group	771
143,306	e	Mantra Group Ltd	366
59,087		Marcus Corp	1,258
1,088,920		Marriott International, Inc (Class A)	87,462
91,939		Marriott Vacations Worldwide Corp	7,452
584,089		Marston’s plc	1,318
6,900	e	Matsuya Foods Co Ltd	138
1,000,000	*	Max’s Group, Inc	613
1,875,895		McDonald’s Corp	182,787
14,753	e	McDonald’s Holdings Co Japan Ltd	327
13,557	m	MegaStudy Co Ltd	826
17,300	e	Meiko Network Japan Co Ltd	186
28,157,000	*	Melco Crown Philippines Resorts Corp	5,768
861,000	e	Melco International Development	1,449
1,444,000	*,e	MelcoLot Ltd	85
49,104	e	Melia Hotels International S.A.	606
1,259,692	g	Merlin Entertainments plc	8,247
2,424,100		MGM China Holdings Ltd	4,554
1,851,149	*,e	MGM Mirage	38,930
4,705,490		Minor International PCL (Foreign)	5,056
209,085	*	Mitchells & Butlers plc	1,296
9,261		Modetour Network, Inc	276
35,448	*	Monarch Casino & Resort, Inc	678
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
84,932	*	Morgans Hotel Group Co	$658
25,700	e	MOS Food Services, Inc	546
13,937	e	MTY Food Group, Inc	381
8,409		Nathan’s Famous, Inc	455
226,078	e	Navitas Ltd	840
55,600		NET Holding AS	82
13,205	*	New Oriental Education & Technology Group (ADR)	293
197,673	*,e	NH Hoteles S.A.	1,079
29,596	*,e	Noodles & Co	516
801,278	*	Norwegian Cruise Line Holdings Ltd	43,277
11,200		Ohsho Food Service Corp	400
654,992		OPAP S.A.	6,113
12,137	*	Orascom Development Holding AG.	204
336,400		Oriental Land Co Ltd	25,472
345,200	e	Overseas Union Enterprise Ltd	543
25,400	e	Pacific Golf Group International Holdings KK	277
89,394		Paddy Power plc	7,662
36,166	*,e	Panera Bread Co (Class A)	5,786
196,824		Papa John’s International, Inc	12,166
1,010,918	*,a,e	Papa Murphy’s Holdings, Inc	18,338
52,221		Paradise Co Ltd	1,139
456,000	e	Paradise Entertainment Ltd	114
529,612	*,e	Penn National Gaming, Inc	8,294
5,200	*	Pierre & Vacances	156
167,762	*	Pinnacle Entertainment, Inc	6,055
21,400		Plenus Co Ltd	397
118,657	*	Popeyes Louisiana Kitchen, Inc	7,098
41,589	*,e	Potbelly Corp	570
671,798		Raffles Education Corp Ltd	157
39,587	*,e	Red Robin Gourmet Burgers, Inc	3,444
899,000	e	Regal Hotels International Holdings Ltd	557
152,269	*	Regis Corp	2,491
3,268,034		Resorts World BHD	3,729
68,300	e	Resorttrust, Inc	1,780
9,271	*	Restaurant Brands International LP	344
3,162,228	*,e	Restaurant Brands International, Inc	121,461
173,819	*	Restaurant Brands International, Inc (Toronto)	6,664
203,953		Restaurant Group plc	2,033
383,397		Retail Food Group Ltd	2,056
24,939,566	e	REXLot Holdings Ltd	1,863
92,615	*,e	Rezidor Hotel Group AB	348
16,100	e	Ringer Hut Co Ltd	286
64,400		Round One Corp	365
386,764		Royal Caribbean Cruises Ltd	31,657
28,400	e	Royal Holdings Co Ltd	532
215,983	*	Ruby Tuesday, Inc	1,298
195,754		Ruth’s Chris Steak House, Inc	3,109
28,700	e	Saizeriya Co Ltd	555
3,276,495		Sands China Ltd	13,549
158,723	*,e	Scientific Games Corp (Class A)	1,662
147,813		SeaWorld Entertainment, Inc	2,850
46,500		Ser Educacional S.A.	183
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
521,936		Service Corp International	$13,596
82,819	*	ServiceMaster Global Holdings, Inc	2,795
14,135	*	Shake Shack, Inc	707
121,784		Shanghai Jinjiang International Hotels Development Co Ltd	253
1,130,000		Shanghai Jinjiang International Hotels Group Co Ltd	364
46,049		Shanghai Jinjiang International Travel Co Ltd	120
880,120		Shangri-La Asia Ltd	1,209
1,502		Shinsegae Food Co Ltd	171
123,280		Six Flags Entertainment Corp	5,968
3,023,613	e	SJM Holdings Ltd	3,949
25,816		SkiStar AB (Series B)	319
596,410	e	Sky City Entertainment Group Ltd	1,825
234,163	e,m	Slater & Gordon Ltd	1,347
25,303		Sodexho Alliance S.A.	2,468
596,220		Sonic Corp	18,900
165,119	e	Sotheby’s (Class A)	6,978
37,683		Speedway Motorsports, Inc	857
1,710,511		Spirit Pub Co plc	2,882
144,376	e	Spur Corp Ltd	399
467,782	*	SSP Group plc	2,061
15,800		St Marc Holdings Co Ltd	537
2,161,546		Starbucks Corp	204,698
162,207		Starwood Hotels & Resorts Worldwide, Inc	13,544
5,837	*	Steak N Shake Co	2,417
49,158	*	Steiner Leisure Ltd	2,330
40,086	*,e	Strayer Education, Inc	2,141
238,151		Sun International Ltd	2,474
2,220,500		Ta Enterprise BHD	449
1,621,100		TA Global BHD	140
1,361,444		Tabcorp Holdings Ltd	4,905
1,206,402		Tattersall’s Ltd	3,650
191,731		Texas Roadhouse, Inc (Class A)	6,985
1,480,933	*	Thomas Cook Group plc	3,189
59,711		Thomas Cook India Ltd	199
176,000	e	Tokyo Dome Corp	747
154,000	e	Tokyotokeiba Co Ltd	382
20,800		Toridoll.corp	289
7,000		Tosho Co Ltd	162
602,000	e	Tsui Wah Holdings Ltd	195
18,800	e	Tsukada Global Holdings Inc	122
488,901		TUI AG. (DI)	8,577
86,964		Unibet Group plc (ADR)	4,771
73,959		Universal Technical Institute, Inc	710
96,882		Vail Resorts, Inc	10,020
19,900	e	Watami Co Ltd	197
53,568	*,e	Weight Watchers International, Inc	374
166,399		Wendy’s	1,814
118,421		Wetherspoon (J.D.) plc	1,322
61,400		Whistler Blackcomb Holdings, Inc	876
559,103		Whitbread plc	43,414
271,795		William Hill plc	1,492
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,220		Wowprime Corp	$328
445,297		Wyndham Worldwide Corp	40,286
1,427,571	e	Wynn Macau Ltd	3,085
417,256		Wynn Resorts Ltd	52,524
812,000	*	Xiao Nan Guo Restaurants Holdings Ltd	99
325,000		YBM Sisa.com, Inc	1,202
31,000		Yomiuri Land Co Ltd	120
59,600	e	Yoshinoya D&C Co Ltd	650
549,474		Yum! Brands, Inc	43,255
6,685	e	Zeal Network SE	359
98,800	e	Zensho Co Ltd	957
386,000		Zhuhai Holdings Investment Group Ltd	65
817,111	*,e	Zoe’s Kitchen, Inc	27,202
		TOTAL CONSUMER SERVICES	2,412,730

DIVERSIFIED FINANCIALS - 3.6%
955,633		3i Group plc	6,828
31,583		ABC Arbitrage	172
852,131		Aberdeen Asset Management plc	5,797
57,831		Ackermans & Van Haaren	6,784
313,750	*,e	Acom Co Ltd	1,088
87,300		Aeon Credit Service M BHD	311
104,748	e	AEON Financial Service Co Ltd	2,642
255,768	*	Affiliated Managers Group, Inc	54,934
794,672		AFP Habitat S.A.	1,176
1,389,533	e,m	African Bank Investments Ltd	1
69,116		AGF Management Ltd	455
286,600	*,e	Aiful Corp	1,016
1,647,400		AIRA Capital Co Ltd	173
25,674		Aker ASA (A Shares)	562
1,376,781		Al Waha Capital PJSC	1,069
105,676	e	Alaris Royalty Corp	2,755
1,200,070	*	Alexander Forbes Group Holdings Ltd	1,019
213,556	*	Allied Minds plc	2,202
1,013,264	*	Ally Financial, Inc	21,258
2,010,759		American Express Co	157,080
1,622,489		Ameriprise Financial, Inc	212,286
5,257,824	*,g	Anima Holding S.p.A	38,873
672,049	e	ARA Asset Management Ltd	790
68,491	e	Arlington Asset Investment Corp (Class A)	1,648
155,860		Arrow Global Group plc	573
59,332		Artisan Partners Asset Management, Inc	2,697
2,866	*	Ashford, Inc	340
359,200	e	Ashmore Group plc	1,514
12,981	*,m	Asia Pacific Investment Partners Limited	89
1,387,200		Asia Plus Group Holdings Securities	164
8,241,300	e	Asian Pay Television Trust	5,345
20,502		Aurelius AG.	856
215,058		Australian Stock Exchange Ltd	6,766
20,630	e	Avanza AB	720
299,466		Ayala Corp	5,322
2,215	*,m	Ayala Corp Preferred	0	^
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
101,846		Azimut Holding S.p.A.	$2,903
30,538		Bajaj Auto Finance Ltd	2,005
67,138		Banca Generali S.p.A	2,105
68,917		Banca IFIS S.p.A.	1,438
271,979		Banca Profilo S.p.A.	110
1,556,768		Bank of New York Mellon Corp	62,644
689,458		BGC Partners, Inc (Class A)	6,515
204,979		BinckBank NV	1,666
220,474		BlackRock, Inc	80,658
560,400		Blackstone Group LP	21,794
1,935,386		BM&F Bovespa S.A.	6,768
1,769,100	e	Bolsa Mexicana de Valores S.A. de C.V.	3,007
85,761		Bolsas y Mercados Espanoles	3,819
322,645	*	Brait S.A.	2,221
369,525		Brewin Dolphin Holdings plc	1,696
196,209	e	BT Investment Management Ltd	1,368
199,434		Bure Equity AB	1,145
640,200		Bursa Malaysia BHD	1,483
105,754		Calamos Asset Management, Inc (Class A)	1,422
23,483	*	Callidus Capital Corp	294
278,419		Canaccord Financial, Inc	1,433
1,271,099		Capital One Financial Corp	100,188
1,335,300		Capital Securities Corp	437
98,120		Cash America International, Inc	2,286
230,324		CBOE Holdings, Inc	13,222
69,336	e	Cembra Money Bank AG.	4,242
458,000	*	Central China Securities Co Ltd	429
74,801		Century Leasing System, Inc	2,279
87,469	*,e	Cerved Information Solutions S.p.A	582
221,416		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	2,210
2,951,086		Chailease Holding Co Ltd	7,348
832,315		Challenger Financial Services Group Ltd	4,518
3,815,910		Charles Schwab Corp	116,156
274,000	*	China Assurance Finance Group Ltd	29
2,181,000		China Bills Finance Corp	822
13,333,200	*	China Cinda Asset Management Co Ltd	6,604
1,062,137		China Everbright Ltd	2,768
3,410,000	*	China Financial International Investments Ltd	387
3,200,000	e	China Galaxy Securities Co Ltd	3,660
3,440,000	e	China LNG Group Ltd	594
94,665	e	China Merchants China Direct Investments Ltd	174
367,064	e	CI Financial Corp	10,262
18,936	e	CIFC Corp	145
628,526	*	Citadel Capital Corp	211
1,641,903		CITIC Securities Co Ltd	6,099
355,239		Close Brothers Group plc	8,194
200,271		CME Group, Inc	18,968
95,831	*	Coface S.A.	1,185
53,298	e	Cohen & Steers, Inc	2,183
1,464,663	e	Compartamos SAB de C.V.	2,638
97,525	*	Consumer Portfolio Services, Inc	682
533,954		Coronation Fund Managers Ltd	4,316
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,703		Corp Financiera Alba	$1,394
136,992		Corp Financiera Colombiana S.A.	1,880
397,778	*	Cowen Group, Inc	2,068
27,750	*,e	Credit Acceptance Corp	5,411
20,630		Credit Analysis & Research Ltd	488
941,600	e	Credit China Holdings Ltd	196
124,364		Credit Saison Co Ltd	2,231
1,635,746		Credit Suisse Group	44,008
725,947	e	Credito Real SAB de C.V.	1,702
940,800		CSOP FTSE China A50 ETF CNY RQFII	1,779
222,317		Daewoo Securities Co Ltd	2,585
34,545		Daishin Securities Co Ltd	370
17,373		Daishin Securities Co Ltd PF	112
4,177,760		Daiwa Securities Group, Inc	32,887
72,059	*	DeA Capital S.p.A.	143
882,778		Deutsche Bank AG.	30,595
40,137	*	Deutsche Beteiligungs AG.	1,305
183,133		Deutsche Boerse AG.	14,945
9,837		Diamond Hill Investment Group, Inc	1,574
1,279,894		Discover Financial Services	72,122
2,213,416		Dubai Financial Market	903
45,541	*,e	Dundee Corp	422
3,687,329	*	E*Trade Financial Corp	105,292
247,374		Eaton Vance Corp	10,301
11,715	e	EFG Financial Products Holding AG.	3,993
745,349	e	EFG International	9,191
1,016,648	*	Egypt Kuwait Holding Co	600
381,168	*	Egyptian Financial Group-Hermes Holding	792
518,035	*	Element Financial Corp	7,002
78,238	*,e	Encore Capital Group, Inc	3,254
134,540	*	Enova International, Inc	2,649
39,653		Eurazeo	2,718
716,065	*,g	Euronext NV	30,260
212,772		Evercore Partners, Inc (Class A)	10,992
82,689		Exor S.p.A.	3,751
177,023	*,e	Ezcorp, Inc (Class A)	1,616
5,625,395		Far East Horizon Ltd	5,145
26,806	*	FBR & Co	619
125,420	e	Federated Investors, Inc (Class B)	4,250
25,000		Fiera Capital Corp	272
1,124	e	Fifth Street Asset Management, Inc	13
143,967	e	Financial Engines, Inc	6,022
172,200	e	Financial Products Group Co Ltd	1,900
84,671	*	First Cash Financial Services, Inc	3,939
2,958,785	e	First Pacific Co	2,954
7,118,504		FirstRand Ltd	32,724
227,477	e	FlexiGroup Ltd	596
209,913	*,e	FNFV Group	2,960
323,176		Franklin Resources, Inc	16,585
15,540,286		Fubon Financial Holding Co Ltd	27,857
23,290,887		Fuhwa Financial Holdings Co Ltd	11,709
30,200	e	Fuyo General Lease Co Ltd	1,213
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
75,504	e	Gain Capital Holdings, Inc	$738
16,809		GAMCO Investors, Inc (Class A)	1,320
25,135		Gimv NV	1,132
80,181		Gluskin Sheff + Associates, Inc	1,694
51,784		GMP Capital, Inc	235
1,055,623		Goldman Sachs Group, Inc	198,425
108,708	*	Green Dot Corp	1,731
79,135	e	Greenhill & Co, Inc	3,138
88,972		Groupe Bruxelles Lambert S.A.	7,377
883	*,m	Groupe Bruxelles Lambert S.A. - (Strip VVPR)	0	^
452,409		Grupo de Inversiones Suramericana S.A.	5,840
98,371		Grupo de Inversiones Suramericana S.A. (Preference)	1,267
148,700		Grupo Financiero Interacciones S.A. de C.V.	984
223,400		GT Capital Holdings, Inc	6,688
692,240	*	Gulf General Investment Co	118
1,343,600	e	Guotai Junan International Hol	1,192
960,522		Haci Omer Sabanci Holding AS	3,387
3,220,812	e	Haitong Securities Co Ltd	7,859
19,645		Hankook Tire Worldwide Co Ltd	373
37,288		Hanwha Securities Co	172
254,933		Hargreaves Lansdown plc	4,348
68,651		Hellenic Exchanges S.A.	345
2,425,679		Henderson Group plc	10,070
241,440		HFF, Inc (Class A)	9,064
205,100		Hitachi Capital Corp	4,329
10,192		HMC Investment Securities Co Ltd	113
1,645,141		Hong Kong Exchanges and Clearing Ltd	40,326
156,800		Hyundai Securities Co	1,193
29,100		IBJ Leasing Co Ltd	602
170,134		ICAP plc	1,327
172,900	e	Ichigo Holdings Co Ltd	452
38,100		Ichiyoshi Securities Co Ltd	412
1,641,704		IFCI Ltd	876
371,193		IG Group Holdings plc	3,898
199,054	e	IGM Financial, Inc	7,074
159,717	e	IMF Australia Ltd	259
309,584		India Infoline Ltd	882
407,644		Indiabulls Housing Finance Ltd	3,632
18,736		Indiabulls Securities Ltd	10
204,490		Industrivarden AB	3,837
224,203		Infrastructure Development Finance Co Ltd	597
17,167,537	*	ING Groep NV	251,470
834,781	*,e	ING Groep NV (ADR)	12,196
120,868		Interactive Brokers Group, Inc (Class A)	4,112
179,983	*,m	Interbolsa S.A.	0	^
379,151		IntercontinentalExchange Group, Inc	88,445
952,251		Intermediate Capital Group plc	7,103
236,465		International Personal Finance plc	1,677
47,391	*	INTL FCStone, Inc	1,409
66,818		Inversiones La Construccion S.A.	782
576,457		Invesco Ltd	22,880
256,265		Investec Ltd	2,121
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,222,389		Investec plc	$10,138
127,643	*	Investment Technology Group, Inc	3,869
799,453		Investor AB (B Shares)	31,824
772,728	e	IOOF Holdings Ltd	6,038
47,319	e	iShares China Large-Cap ETF	2,103
247,376	e	iShares MSCI Canada Index Fund	6,724
1,287,834	e	iShares MSCI EAFE Index Fund	82,640
626,331	e	iShares MSCI Emerging Markets	25,135
87,800		Iwai Securities Co Ltd	1,237
156,300		J Trust Co Ltd	1,346
144,000		Jaccs Co Ltd	753
85,017		Jafco Co Ltd	3,158
509,775		Janus Capital Group, Inc	8,763
1,275,400		Japan Securities Finance Co Ltd	8,054
38,998	*,e	JG Wentworth Co	405
1,542,018		Jih Sun Financial Holdings Co Ltd	410
143,233		JM Financial Ltd	109
158,002		JSE Ltd	1,604
225,617		Julius Baer Group Ltd	11,277
412,189		Julius Baer Holding AG.	8,549
371,950		Jupiter Investment Management Group Ltd	2,257
846,000		K1 Ventures Ltd	126
2,250,300	e	kabu.com Securities Co Ltd	14,761
31,712	*	KBC Ancora	1,084
159,621	*	KCG Holdings, Inc	1,957
553,242		Kinnevik Investment AB (Series B)	18,468
9,923		KIWOOM Securities Co Ltd	630
43,277		Korea Investment Holdings Co Ltd	2,448
586,300		Krungthai Card PCL	1,742
16,166		Kyobo Securities Co	181
21,100		Kyokuto Securities Co Ltd	311
270,721	*,e	Ladenburg Thalmann Financial Services, Inc	1,045
902,855		Lazard Ltd (Class A)	47,481
1,151,493		Legg Mason, Inc	63,562
644,902		Leucadia National Corp	14,375
784,964		London Stock Exchange Group plc	28,549
196,966	e	LPL Financial Holdings, Inc	8,639
95,671		Lundbergs AB (B Shares)	4,367
348,353		Macquarie Group Ltd	20,248
106,392		Magellan Financial Group Ltd	1,585
299,954		Mahindra & Mahindra Financial Services Ltd	1,219
25,539,231		Man Group plc	77,035
565,546		Manappuram General Finance & Leasing Ltd	293
50,469		Manning & Napier, Inc	657
685,085	*	Marfin Investment Group S.A	96
167,002		MarketAxess Holdings, Inc	13,844
30,982		Marlin Business Services Corp	621
237,700		Marusan Securities Co Ltd	2,425
2,141,772		Masterlink Securities Corp	718
416,600	e	Matsui Securities Co Ltd	3,779
1,062,065		McGraw-Hill Financial, Inc	109,818
10,803,560		Mediobanca S.p.A.	103,363
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,053	e	Medley Management, Inc	$12
21,192		Meritz finance Holdings Co Ltd	263
649,847		Meritz Securities Co Ltd	3,315
11,747,404		Metro Pacific Investments Corp	1,267
76,364		Mirae Asset Securities Co Ltd	3,594
52,800		Mito Securities Co Ltd	196
361,154		Mitsubishi UFJ Lease & Finance Co Ltd	1,785
53,955		MLP AG.	224
88,848		Moelis & Co	2,676
595,000		Monex Beans Holdings, Inc	1,589
1,324,996		Moody’s Corp	137,535
8,996,157		Morgan Stanley	321,073
252,751		MSCI, Inc (Class A)	15,496
1,222,300	*	Mulpha International BHD	129
1,179,500		Multi-Purpose Holdings BHD	856
106,003		NASDAQ OMX Group, Inc	5,400
864,233		Navient Corp	17,570
65,144		Nelnet, Inc (Class A)	3,083
100,006	*	NewStar Financial, Inc	1,173
54,938		NICE Holdings Co Ltd	983
38,861		Nicholas Financial, Inc	544
1,646,739		Nomura Holdings, Inc	9,672
84,411		Nordnet AB (Series B)	322
232,741		Northern Trust Corp	16,210
349,341		NorthStar Asset Management Group, Inc	8,154
3,367,866	e	NZX Ltd	2,795
581,000		Okasan Holdings, Inc	4,610
67,466		OM Asset Management plc	1,258
29,114	*	On Deck Capital, Inc	620
95,253		Onex Corp	5,531
35,195		Oppenheimer Holdings, Inc	826
14,659		Oresund Investment AB	294
377,500	*	Orient Corp	613
3,439,570		ORIX Corp	48,330
320,883		Osaka Securities Exchange Co Ltd	9,290
387,475		OSK Holdings BHD	229
218,068	e	OzForex Group Ltd	401
11,805		Pargesa Holding S.A.	828
13,714		Partners Group	4,089
353,322		Peregrine Holdings Ltd	759
517,000	*,m	Peregrine Investment Holdings	0	^
71,419		Perpetual Trustees Australia Ltd	2,982
180,101	*,e	PHH Corp	4,353
82,264		Philippine Stock Exchange, Inc	582
76,416	*	Pico Holdings, Inc	1,239
217,788	*	Pioneers Holding	310
56,608	*	Piper Jaffray Cos	2,970
521,375		Platinum Asset Mangement Ltd	3,097
376,499	e	Plus500 Ltd	3,812
121,584	*	PMC Fincorp Ltd	81
13,200		Pocket Card Co Ltd	60
643,446		Power Finance Corp Ltd	2,809
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
136,315	*,e	PRA Group, Inc	$7,405
990,509		President Securities Corp	515
213,375		Provident Financial plc	8,512
34,797		Pzena Investment Management, Inc (Class A)	319
7,272		Qatar Industrial Manufacturing Co	90
418,055		Ratos AB (B Shares)	2,867
107,484		Raymond James Financial, Inc	6,103
37,338	*	Regional Management Corp	551
426,215		Reliance Capital Ltd	2,894
25,928	*	Religare Enterprises Ltd	140
536,271		Remgro Ltd	11,735
51,850		Resource America, Inc (Class A)	472
164,858	*,e	RHJ International	831
16,000		Ricoh Leasing Co Ltd	475
921,291		RMB Holdings Ltd	5,300
908,000	*,e	Rowsley Ltd	121
580,395		Rural Electrification Corp Ltd	3,094
69,097	*,e	Safeguard Scientifics, Inc	1,249
59,225		Salam International Investment Co	215
203,887		Samsung Card Co	7,536
68,568		Samsung Securities Co Ltd	3,207
184,259	e	Santander Consumer USA Holdings, Inc	4,264
288,100	*,e	Sawada Holdings Co Ltd	2,291
187,844		SBI Holdings, Inc	2,274
99,875		Schroders plc	4,731
524,162		SEI Investments Co	23,110
5	*,m	SFCG Co Ltd	0	^
199,957		Shriram Transport Finance Co Ltd	3,564
781,825	*	SHUAA Capital PSC	129
23,786		Silvercrest Asset Management Group, Inc	339
1,190,156		Singapore Exchange Ltd	7,057
255,974	*	SK Securities Co Ltd	277
70,275	*	SKS Microfinance Pvt Ltd	515
985,014		SLM Corp	9,141
768,475	*,e,m	SNS Reaal	8
6,200	*	Societe Fonciere Financiere et de Participations FFP	462
82,400	e	Sparx Group Co Ltd	149
4,500		SPDR Trust Series 1	929
83,486	*,e	Springleaf Holdings, Inc	4,322
159,686	e	Sprott, Inc	340
208,692		SREI Infrastructure Finance Ltd	142
478,100	*	Srisawad Power 1979 PCL	573
2,463,842		State Street Corp	181,166
229,275	*	Stifel Financial Corp	12,782
4,941,000		Sun Hung Kai & Co Ltd	4,397
43,136		Sundaram Finance Ltd	1,046
196,575	*	SVG Capital plc	1,473
9,857		Swissquote Group Holding S.A.	275
3,295,165	*	Synchrony Financial	100,008
270,797		T Rowe Price Group, Inc	21,929
556,632	e	Tai Fook Securities Group Ltd	386
345,000		Taiwan Acceptance Corp	857
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
170,000	*	Takagi Securities Co Ltd	$380
188,824		Tamburi Investment Partners S.p.A.	731
310,948		TD Ameritrade Holding Corp	11,586
78,546	*	Tilak Finance Ltd	61
24,945	*,e	Tiptree Financial, Inc	165
34,768	e	TMX Group Ltd	1,494
328,980		Tokai Tokyo Securities Co Ltd	2,534
95,715	*	Tong Yang Investment Bank	537
210,000		Toyo Securities Co Ltd	649
219,359	e	Tricon Capital Group, Inc	1,940
230,632		Tullett Prebon plc	1,275
9,026,841		UBS AG.	169,263
999,114		UOB-Kay Hian Holdings Ltd	1,081
124,237	*,e	Uranium Participation Corp	552
840,000		Value Partners Group Ltd	792
26,344		Virtus Investment Partners, Inc	3,445
59,077		Vontobel Holding AG.	2,502
80,011	*,e	Vostok Nafta Investment Ltd (ADR)	427
1,285,152		Voya Financial, Inc	55,403
123,091		Waddell & Reed Financial, Inc (Class A)	6,098
130,399	*,e	Walter Investment Management Corp	2,106
55,969		Warsaw Stock Exchange	718
2,841,403		Waterland Financial Holdings	785
48,709		Wendel	5,806
20,485		Westwood Holdings Group, Inc	1,235
703,393	e	WisdomTree Investments, Inc	15,095
9,410		Woori Financial Co Ltd	173
153,934		Woori Investment & Securities Co Ltd	1,990
20,544	*,e	World Acceptance Corp	1,498
1,238,881		Zeder Investments Ltd	852
98,900		Zenkoku Hosho Co Ltd	3,705
		TOTAL DIVERSIFIED FINANCIALS	4,500,571

ENERGY - 6.9%
6,998		Aban Offshore Ltd	48
542,856	*,e	Abraxas Petroleum Corp	1,764
12,550		Adams Resources & Energy, Inc	843
48,853,515		Adaro Energy Tbk	3,540
386,136	*	Advantage Oil & Gas Ltd	2,079
158,557	e	Akastor ASA	319
150,108	*,e	Aker Solutions ASA	779
439,400		Alam Maritim Resources BHD	80
42,112		Alliance Holdings GP LP	2,177
85,875		Alon USA Energy, Inc	1,423
388,489	*,e	Alpha Natural Resources, Inc	388
114,067	e	AltaGas Income Trust	3,806
123,899	e	Amec Foster Wheeler plc (ADR)	1,655
91,392		AMEC plc	1,222
1,014,227	*	Amerisur Resources plc	451
107,822	*,e	Amyris Biotechnologies, Inc	259
1,819,788		Anadarko Petroleum Corp	150,697
117,576		Anglo Pacific Group plc	144
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,021	*,e	Antero Resources Corp	$2,438
1,218,000	e	Anton Oilfield Services Group	208
2,694,867		Apache Corp	162,581
128,543	*,e	Approach Resources, Inc	847
1,487,413	e	ARC Resources Ltd	25,555
277,047	*,e	Archer Ltd	82
58,774	e	Ardmore Shipping Corp	592
7,506	*,e	Aspen Aerogels, Inc	55
360,297	*,e	Athabasca Oil Corp	597
271,971		Atwood Oceanics, Inc	7,645
587,316	*	Australian Worldwide Exploration Ltd	534
120,305	e,g	Avance Gas Holding Ltd	1,654
16,354	e	Awilco Drilling plc	125
2,518,014		Baker Hughes, Inc	160,095
339,100		Bangchak Petroleum PCL	336
971,913	*	Bankers Petroleum Ltd	2,080
1,671,700		Banpu PCL (Foreign)	1,514
143,677	*,e	Basic Energy Services, Inc	996
328,814	e	Baytex Energy Trust	5,200
5,081,396		Beach Petroleum Ltd	3,911
190,766	*,e	Bellatrix Exploration Ltd	464
2,767,738		BG Group plc	33,970
710,020		Bharat Petroleum Corp Ltd	9,206
170,512	*,e	Bill Barrett Corp	1,415
568,606	*	Birchcliff Energy Ltd	3,044
318,531	*,e	BlackPearl Resources, Inc	229
107,088	*	Bonanza Creek Energy, Inc	2,641
197,006	e	Bonavista Energy Trust	992
30,527	e	Bonterra Oil & Gas Ltd	817
59,514	e	Bourbon S.A.	1,021
546,160		Boustead Singapore Ltd	677
21,165,346		BP plc	137,197
731,429	e	BP plc (ADR)	28,606
4,721,000	*,e	Brightoil Petroleum Holdings Ltd	1,601
123,358		Bristow Group, Inc	6,717
3,607,774		Bumi Armada BHD	1,001
509,424	e,g	BW LPG Ltd	4,097
1,061,477		BW Offshore Ltd	733
132,125	*,e	C&J Energy Services Ltd	1,471
721,497		Cabot Oil & Gas Corp	21,306
574,762	*	Cairn Energy plc	1,332
959,614		Cairn India Ltd	3,284
376,622	e	Calfrac Well Services Ltd	2,480
331,245	e	California Resources Corp	2,521
174,077	*,e	Callon Petroleum Co	1,300
927,472		Caltex Australia Ltd	24,615
362,736	e	Cameco Corp (Toronto)	5,055
501,463	*	Cameron International Corp	22,626
157,724	*,e	Canacol Energy Ltd	355
669,962	e	Canadian Energy Services & Technology Corp	2,841
2,003,645		Canadian Natural Resources Ltd (Canada)	61,412
982,086	e	Canadian Oil Sands Trust	7,638
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
93,200		CanElson Drilling, Inc	$285
303,610		Canyon Services Group, Inc	1,582
266,654		Capital Product Partners LP	2,533
54,753	e	CARBO Ceramics, Inc	1,671
197,700	e	Cardinal Energy Ltd	2,273
179,602	*	Carrizo Oil & Gas, Inc	8,917
1,467,462	e	Cenovus Energy, Inc (Toronto)	24,737
152,100	*,e	Cequence Energy Ltd	112
1,643,918	*	Cheniere Energy, Inc	127,239
864,068	e	Chesapeake Energy Corp	12,235
6,528,541		Chevron Corp	685,366
6,359,906	e	China Coal Energy Co	3,509
4,299,826		China Oilfield Services Ltd	7,160
4,073,287	e	China Shenhua Energy Co Ltd	10,390
5,497,000	e	China Suntien Green Energy Cor	1,330
398,000	*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	86
400,676		Cimarex Energy Co	46,114
16,197	*,e	Clayton Williams Energy, Inc	820
216,966	*,e	Clean Energy Fuels Corp	1,158
212,534	*,e	Cloud Peak Energy, Inc	1,237
39,358,700		CNOOC Ltd	55,548
1,628,763		Coal India Ltd	9,433
512,442	*	Cobalt International Energy, Inc	4,822
2,302,807	*	Columbia Pipeline Partners LP	63,765
163,765	*,e	Compagnie Generale de Geophysique S.A.	929
174,028	e	Comstock Resources, Inc	621
1,768,031	*	Concho Resources, Inc	204,950
3,043,743		ConocoPhillips	189,503
448,122	e	Consol Energy, Inc	12,498
63,037	*	Contango Oil & Gas Co	1,387
1,829,683	*,e	Continental Resources, Inc	79,902
62,908	e	Core Laboratories NV	6,573
241,428		Cosan SA Industria e Comercio	2,110
578,000	e	Cosmo Oil Co Ltd	780
302,071	e	Crescent Point Energy Corp	6,735
116,728	*	Crew Energy, Inc	439
23,375	e	CropEnergies AG.	70
152,147	e	CVR Energy, Inc	6,475
2,886,362	*	Dana Gas PJSC	313
182,350		Dayang Enterprise Holdings BHD	115
191,815	e	Deep Sea Supply plc	86
88,965	*	DeeThree Exploration Ltd	447
7,411		Delek Group Ltd	1,907
266,863		Delek US Holdings, Inc	10,608
156,325	*	Delphi Energy Corp	180
1,173,842	e	Denbury Resources, Inc	8,557
478,621	*,e	Denison Mines Corp	382
99,477	*,e	Det Norske Oljeselskap ASA	547
634,857		Devon Energy Corp	38,288
294,511	e	DHT Holdings, Inc	2,056
62,575	e	Diamond Offshore Drilling, Inc	1,676
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,411,588	*	Diamondback Energy, Inc	$108,466
628,315	*,e	DNO International ASA	819
31,701	*	Dorian LPG Ltd	413
533,318		Dragon Oil plc	4,705
365,718	*	Dresser-Rand Group, Inc	29,385
398,174	*,e	Drillsearch Energy Ltd	328
92,408	*	Dril-Quip, Inc	6,320
384,000		Dyna-Mac Holdings Ltd	88
89,892	*,e	Eclipse Resources Corp	505
9,275,989		Ecopetrol S.A.	7,046
302,037	*,e	Emerald Oil, Inc	223
978,817		Empresas COPEC S.A.	11,379
71,960	e	Enbridge Income Fund	2,119
1,072,847	e	Enbridge, Inc	51,713
1,734,210		EnCana Corp	19,361
171,237		Enerflex Ltd	2,077
484,997		Energen Corp	32,010
3,257,700		Energy Absolute PCL (Foreign)	2,525
1,307,200		Energy Earth PCL	186
1,186,625	*,e	Energy Resources of Australia Ltd	1,130
327,909	e	Enerplus Resources Fund	3,324
2,831,092		ENI S.p.A.	49,001
1,479,556	*,e	Enquest plc (London)	762
2,298	e	Ensco plc	48
129,677	e	Ensign Energy Services, Inc	1,017
4,063,597		EOG Resources, Inc	372,591
51,990	*,e	EP Energy Corp	545
347,008		EQT Corp	28,757
68,307	*	Era Group, Inc	1,424
189,264		ERG S.p.A.	2,477
137,800		Essential Energy Services Ltd	112
2,755		Esso SA Francaise	134
1,358,000	*	Esso Thailand PCL (Foreign)	246
95,265	*	Etablissements Maurel et Prom	696
80,259	*	Euronav NV	948
53,074		Evolution Petroleum Corp	316
663,485	e	EXCO Resources, Inc	1,214
31,625		Exmar NV	324
407,898		Exterran Holdings, Inc	13,693
239,330	e	Exxaro Resources Ltd	1,976
14,009,039	d	Exxon Mobil Corp	1,190,768
1,279,860	e	Ezion Holdings Ltd	999
4,100,408	e	Ezra Holdings Ltd	1,250
233,657	*	Faroe Petroleum plc	282
445,006	*	FMC Technologies, Inc	16,470
70,025	*,e	FMSA Holdings, Inc	507
1,624,306		Formosa Petrochemical Corp	3,554
229,315	*	Forum Energy Technologies, Inc	4,495
124,711	e	Frank’s International NV	2,332
31,070	e	Fred Olsen Energy ASA	222
176,042	e	Freehold Royalty Trust	2,494
239,104	*,e	Frontline Ltd	536
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
73,726		Fugro NV	$1,978
167,374	*,e	FX Energy, Inc	209
264,478		Galp Energia SGPS S.A.	2,860
140,145	e	GasLog Ltd	2,722
205,232	*,e	Gastar Exploration, Inc	538
9,619,976		Gazprom OAO (ADR)	45,284
199,298		Gazpromneft OAO (ADR)	2,638
44,296		Gaztransport Et Technigaz S.A.	2,614
9,290,000	*,e	Genesis Energy Holdings Ltd	213
59,763	*,e	Geospace Technologies Corp	987
865,526	e	Gibson Energy, Inc	17,754
33,908	*,e	Glori Energy, Inc	72
102,133	e	Golar LNG Ltd	3,399
80,000	*	Gran Tierra Energy, Inc	218
130,940		Great Eastern Shipping Co Ltd	766
106,417		Green Plains Renewable Energy, Inc	3,038
213,297	*	Grupa Lotos S.A.	1,524
84,636		GS Holdings Corp	3,269
148,448		Gujarat Mineral Development Corp Ltd	266
46,833		Gulf International Services OSC	1,232
46,565		Gulf Island Fabrication, Inc	692
942,945	*,e	Gulf Keystone Petroleum Ltd	511
95,451	e	Gulfmark Offshore, Inc	1,245
160,828	*	Gulfport Energy Corp	7,384
880,357	*,e	Halcon Resources Corp	1,356
36,906	e	Hallador Petroleum Co	431
3,130,884		Halliburton Co	137,383
1,505		Hankook Shell Oil Co Ltd	598
83,398		Hargreaves Services plc	522
143,557	*,e	Harvest Natural Resources, Inc	64
360,738	*	Helix Energy Solutions Group, Inc	5,397
265		Hellenic Petroleum S.A.	1
189,337	e	Helmerich & Payne, Inc	12,888
1,045,291		Hess Corp	70,944
370,800	*	Hibiscus Petroleum BHD	76
727,000	e	Hilong Holding Ltd	176
187,861		Hindustan Petroleum Corp Ltd	1,951
39,497	e	Hoegh LNG Holdings Ltd	452
776,745		HollyFrontier Corp	31,280
2,129,000	e	Honghua Group Ltd	247
3,525,437	*,e	Horizon Oil Ltd	295
122,607	*,e	Hornbeck Offshore Services, Inc	2,306
134,156		Hunting plc	976
281,304	e	Husky Energy, Inc	5,741
779,400	*	Icon Offshore BHD	140
18,594		Idemitsu Kosan Co Ltd	324
204,789	*	IGAS Energy plc	79
860,856	e	Imperial Oil Ltd	34,358
17,143	*,e	Independence Contract Drilling, Inc	119
3,057,835		Inner Mongolia Yitai Coal Co	4,467
1,473,302		Inpex Holdings, Inc	16,234
537,789	e	Inter Pipeline Ltd	13,859
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
649,198	*	ION Geophysical Corp	$1,409
96,673	*	Ipek Matbacilik Sanayi Ve Ticaret AS	87
18,613,107		IRPC PCL (Foreign)	2,457
2,767	*,e	Isramco, Inc	348
351,784	*	Ithaca Energy, Inc	178
149,053		Itochu Enex Co Ltd	1,229
4,800	e	Japan Drilling Co Ltd	158
94,800		Japan Petroleum Exploration Co	3,212
379,861		John Wood Group plc	3,565
40,846	*,e	Jones Energy, Inc (Class A)	367
2,096,548	e	JX Holdings, Inc	8,067
192,091	*,e	Karoon Gas Australia Ltd	314
87,736	*	Kelt Exploration Ltd	524
467,242	*	Key Energy Services, Inc	850
337,605	e	Keyera Corp	22,457
2,984,895		Kinder Morgan, Inc	125,545
1,429,437	*	KNM Group BHD	248
60,249		Koninklijke Vopak NV	3,325
212,862	*	Kosmos Energy LLC	1,684
281,000	*,e	KrisEnergy Ltd	110
532,503		Kvaerner ASA	395
454,731	*,e	Laredo Petroleum Holdings, Inc	5,930
163,200	*,e	Legacy Oil & Gas, Inc	198
234,614	e	Lightstream Resources Ltd	165
435,243	*,e	Liquefied Natural Gas Ltd	1,038
498,414	e	Long Run Exploration Ltd	272
61,927		Lubelski Wegiel Bogdanka S.A.	1,370
1,023,501		LUKOIL (ADR)	47,304
50,832	*,e	Lundin Petroleum AB	696
62,843		Magellan Midstream Partners LP	4,821
760,027	*,e	Magnum Hunter Resources Corp	2,029
2,075,137		Marathon Oil Corp	54,182
1,203,810		Marathon Petroleum Corp	123,258
40,576	*	Maridive & Oil Services SAE	20
839,371	*,e	Matador Resources Co	18,399
161,032	*	Matrix Service Co	2,828
113,374	e	Maurel & Prom Nigeria	407
791,892	*,e	McDermott International, Inc	3,041
677,016	*	MEG Energy Corp	10,937
107,316	*	Memorial Resource Development Corp	1,904
2,330,000	e	MIE Holdings Corp	237
104,958	*,e	Miller Petroleum, Inc	66
44,815	*,e	Mitcham Industries, Inc	206
40,200	e	Modec, Inc	632
112,445		MOL Hungarian Oil and Gas plc	4,869
133,768		Motor Oil Hellas Corinth Refineries S.A.	990
187,161	e	Mullen Group Ltd	2,969
502,835		Murphy Oil Corp	23,432
2,678,425		Nabors Industries Ltd	36,560
28,039	*	Naphtha Israel Petroleum Corp Ltd	144
969,083		National Oilwell Varco, Inc	48,444
40,812	*	Natural Gas Services Group, Inc	784
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
282,341		Navios Maritime Acq Corp	$999
148,866	e	Neste Oil Oyj	3,906
1,810,000	e	New Zealand Oil & Gas Ltd	764
425,319	*	Newfield Exploration Co	14,924
9,724,000	e	Newocean Energy Holdings Ltd	4,809
291,873	*	Newpark Resources, Inc	2,659
164,500		Nippon Coke & Engineering Co Ltd	156
2,451	e	Noble Corp plc	35
634,899		Noble Energy, Inc	31,047
59,865	e	Nordic American Offshore Ltd	548
305,941	e	Nordic American Tanker Shipping	3,644
243,179	e	North Atlantic Drilling Ltd	282
25,087	e	Northern Blizzard Resources, Inc	152
217,591	*,e	Northern Oil And Gas, Inc	1,678
133,259		NovaTek OAO (GDR)	9,947
307,011	*	NuVista Energy Ltd	1,847
266,645	*,e	Oasis Petroleum, Inc	3,792
1,790,115		Occidental Petroleum Corp	130,678
96,799		Ocean Yield ASA	622
345,572		Oceaneering International, Inc	18,637
64,308	e	Odfjell Drilling Ltd	52
339,607		Oil India Ltd	2,469
1,168,848	*	Oil Refineries Ltd	411
1,678,436		Oil Search Ltd	9,158
78,401	*	Oil States International, Inc	3,118
131,446	e	OMV AG.	3,606
495,672		Oneok, Inc	23,911
1,676,363	*	Ophir Energy plc	3,347
1,073,145		Origin Energy Ltd	9,199
380,000	*	Pacc Offshore Services Holdings Ltd	128
131,783	*,e	Pacific Ethanol, Inc	1,422
1,204,300	e	Pacific Radiance Ltd	582
1,356,489	e	Pacific Rubiales Energy Corp (Toronto)	3,234
99,104	*	Painted Pony Petroleum Ltd	463
1,522,181	*,e	Paladin Resources Ltd	432
37,978		Panhandle Oil and Gas, Inc (Class A)	752
293	e	Paragon Offshore plc	0	^
45,894	*	Paramount Resources Ltd (Class A)	1,131
144,271	*	Parex Resources, Inc	919
419,297	*	Parker Drilling Co	1,463
425,112	e	Parkland Income Fund	8,347
303,282	*,e	Parsley Energy, Inc	4,846
153,707		Pason Systems, Inc	2,422
749,846		Patterson-UTI Energy, Inc	14,078
5,122		Paz Oil Co Ltd	748
494,584		PBF Energy, Inc	16,776
131,711	*	PDC Energy, Inc	7,118
392,602	e	Peabody Energy Corp	1,932
678,139	e	Pembina Pipeline Income Fund	21,428
556,435	e	Pengrowth Energy Trust	1,669
225,784	*,e	Penn Virginia Corp	1,463
987,808	e	Penn West Energy Trust	1,630
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
455,480		Perdana Petroleum BHD	$152
901,700	*	Perisai Petroleum Teknologi BHD	132
82,574	e	Petrofac Ltd	1,162
431,999		Petro-King Oilfield Services Ltd	61
4,525,476		Petroleo Brasileiro S.A.	13,584
7,195,582		Petroleo Brasileiro S.A. (Preference)	21,937
222,353	e	Petroleum Geo-Services ASA	1,141
432,759		Petronas Dagangan BHD	2,338
267,998	*	Petroquest Energy, Inc	616
509,999	e	Peyto Exploration & Development Corp	13,675
43,819	*	PHI, Inc	1,318
1,429,088		Phillips 66	112,326
121,979	e	PHX Energy Services Corp	677
585,251	*	Pioneer Energy Services Corp	3,172
1,023,936		Pioneer Natural Resources Co	167,424
178,171		Plains GP Holdings LP	5,055
4,872,474		Polish Oil & Gas Co	7,061
396,110		Polski Koncern Naftowy Orlen S.A.	6,184
100,100	*,m	Poseidon Concepts Corp	1
111,763	e	PrairieSky Royalty Ltd	2,637
329,231	e	Precision Drilling Trust	2,090
2,509,710		Premier Oil plc	4,881
36,413	*,e	Profire Energy, Inc	49
233,336	e	ProSafe ASA	641
22,049,000		PT Benakat Petroleum Energy	169
3,001,600		PT Elnusa	121
92,837,800	*	PT Energi Mega Persada Tbk	624
1,032,850	*	PT Golden Eagle Energy Tbk	156
3,699,800		PT Harum Energy Indonesia Tbk	424
1,718,300		PT Indika Energy Tbk	57
1,546,880		PT Indo Tambangraya Megah	1,994
3,209,600		PT Medco Energi Internasional Tbk	760
14,584,600	*	PT Sugih Energy Tbk	454
3,251,059		PT Tambang Batubara Bukit Asam Tbk	2,665
887,800		PTT Exploration & Production PCL (ADR)	2,973
4,295,884		PTT Exploration & Production PCL (Foreign)	14,385
325,800		PTT PCL (ADR)	3,232
2,801,419		PTT PCL (Foreign)	27,790
339,900		QGEP Participacoes S.A.	701
388,607	*	Quadrise Fuels International plc	69
321,063		Questar Market Resources, Inc	6,694
613,211	*	Raging River Exploration, Inc	4,314
329,414	e	Range Resources Corp	17,143
2,119,211		Reliance Industries Ltd	27,988
120,835	*,e	Renewable Energy Group, Inc	1,114
1,283,867		Repsol YPF S.A.	23,900
137,274	*,e	Rex Energy Corp	511
725,000	*,e	Rex International Holding Ltd	160
46,921	*,e	Rex Stores Corp	2,853
83,266	*,e	Rice Energy, Inc	1,812
34,493	*,e	RigNet, Inc	986
60,316	*,e	Ring Energy, Inc	641
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
116,177	*	RMP Energy Inc	$262
310,568	*,e	Rockhopper Exploration plc	286
233,303	*	Rosetta Resources, Inc	3,971
1,855,032		Rosneft Oil Co (GDR)	7,957
517,005		Rowan Cos plc	9,156
7,920,581		Royal Dutch Shell plc (A Shares)	235,535
4,660,873		Royal Dutch Shell plc (B Shares)	145,188
603,862	e	RPC, Inc	7,735
3,185,704	*,e	RSP Permian, Inc	80,248
61,909	*,e	Saipem S.p.A.	630
44,000		San-Ai Oil Co Ltd	285
150,815	*,e	Sanchez Energy Corp	1,962
1,249,034	*,e	SandRidge Energy, Inc	2,223
217,748		Santos Ltd	1,178
4,610,018		Sapurakencana Petroleum BHD	2,932
247,793	*,e	Saras S.p.A.	431
1,012,157		Sasol Ltd	34,174
65,667	e	Savanna Energy Services Corp	88
191,008	*,e	SBM Offshore NV	2,374
4,343,202		Schlumberger Ltd	362,397
11,377		Schoeller-Bleckmann Oilfield Equipment AG.	728
814,600	*	Scomi Energy Services BHD	114
585,377		Scorpio Tankers, Inc	5,514
64,721	*	SEACOR Holdings, Inc	4,509
117,787	e	Seadrill Ltd	1,101
223,499	e	Seadrill Ltd (Oslo Exchange)	2,093
124,266	e	Secure Energy Services, Inc	1,586
231,353		SemGroup Corp	18,818
972,670	*,e	Senex Energy Ltd	232
50	*,m	Serval Integrated Energy Services	0	^
248,109	*,e	Seven Generations Energy Ltd	3,164
150,415	*,e	Seventy Seven Energy, Inc	624
241,600	*	Shandong Molong Petroleum Machinery Co Ltd	122
22,460	*	Shanxi Guoxin Energy Corp Ltd	59
66,402		ShawCor Ltd	1,845
6,040		Shell Midstream Partners LP	236
34,400		Shinko Plantech Co Ltd	254
199,250	e	Ship Finance International Ltd	2,949
201,558		Showa Shell Sekiyu KK	1,841
1,133,800		Siamgas & Petrochemicals PCL (Foreign)	404
81,000		Sinanen Co Ltd	307
982,000	e	Sinopec Kantons Holdings Ltd	709
121,100		SK Energy Co Ltd	10,388
13,119		SK Gas Co Ltd	1,063
449,628		Soco International plc	1,039
61,059		S-Oil Corp	3,532
468,270	*,e	Songa Offshore SE	84
1,089,581	*,e	Southwestern Energy Co	25,267
245,277	*	Spartan Energy Corp	554
477,568		Spectra Energy Corp	17,274
103,722	*	Sprott Resource Corp	76
822,000	e	SPT Energy Group, Inc	139
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
170,211		St. Mary Land & Exploration Co	$8,796
3,340,975		Statoil ASA	59,073
191,704	*	Stone Energy Corp	2,814
65,197	e	Subsea 7 S.A.	560
1,898,977	e	Suncor Energy, Inc	55,490
527,212	*,e	Sundance Energy Australia Ltd	179
1,344,538		Superior Energy Services	30,037
427,341	e	Surge Energy, Inc	985
2,221,109		Surgutneftegaz (ADR)	13,624
284,500		Surgutneftegaz (ADR) (London)	1,738
158,600	*,e	Swift Energy Co	343
226,158	*	Synergy Resources Corp	2,680
725,473	e	Talisman Energy, Inc (Toronto)	5,562
122,786		Targa Resources Investments, Inc	11,762
423,810		Tatneft (GDR)	12,573
258,603		Technip S.A.	15,642
53,649	e	Tecnicas Reunidas S.A.	2,252
78,050		Teekay Corp	3,635
248,788	e	Teekay Tankers Ltd (Class A)	1,428
144,036		Tenaris S.A.	2,019
118,180		Tesco Corp	1,344
452,243		Tesoro Corp	41,285
182,404	*,e	Tethys Oil AB	1,255
273,851	*	Tetra Technologies, Inc	1,692
336,568	e	TGS Nopec Geophysical Co ASA	7,449
1,587,657		Thai Oil PCL (Foreign)	2,534
136,456	e	Tidewater, Inc	2,612
71,997		TMK OAO (GDR)	216
260,848		TonenGeneral Sekiyu KK	2,250
85,031	e	TORC Oil & Gas Ltd	656
54,377		Total Energy Services, Inc	604
4,595,220	e	Total S.A.	228,415
192,345	*	Tourmaline Oil Corp	5,821
85,000		Toyo Kanetsu K K	161
105,489	*,e	TransAtlantic Petroleum Ltd	563
1,651,223	e	TransCanada Corp	70,609
220,336		TransGlobe Energy Corp	785
113,532	e	Transocean Ltd	1,636
233,356	*,e	Triangle Petroleum Corp	1,174
149,320		Trican Well Service Ltd	407
246,337	e	Trilogy Energy Corp	1,445
146,866	e	Trinidad Drilling Ltd	472
593,138		Tullow Oil plc	2,487
290,480		Tupras Turkiye Petrol Rafine	6,882
336,118	e	Twin Butte Energy Ltd	191
290,741	*,e	Ultra Petroleum Corp	4,544
601,793		Ultrapar Participacoes S.A.	12,224
234,801	*	Unit Corp	6,570
181,532	e	US Silica Holdings Inc	6,464
169,805	*	Vaalco Energy, Inc	416
3,143,727		Valero Energy Corp	200,004
721,020	*,e	Vantage Drilling Co	236
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
287,072	e	Veresen, Inc	$3,781
218,507	e	Vermilion Energy, Inc	9,187
27,305	*,e	Vertex Energy, Inc	101
148,761	e	W&T Offshore, Inc	760
4,602,240		Wah Seong Corp BHD	1,538
277,190	*,e	Warren Resources, Inc	247
1,527,845	*	Weatherford International Ltd	18,792
196,036	e	Western Energy Services Corp	961
309,554		Western Refining, Inc	15,289
49,077	*	Westmoreland Coal Co	1,313
306,593	e	Whitecap Resources, Inc	3,476
716,084	*,e	Whitehaven Coal Ltd	773
524,466	*	Whiting Petroleum Corp	16,206
4,176,423		Williams Cos, Inc	211,285
1,749,647		Woodside Petroleum Ltd	45,839
158,475		World Fuel Services Corp	9,109
47,027		WorleyParsons Ltd	340
357,717	*	WPX Energy, Inc	3,910
4,860,000	*,e	Yanchang Petroleum International Ltd	182
3,272,861	e	Yanzhou Coal Mining Co Ltd	2,779
642,695		Z Energy Ltd	2,463
		TOTAL ENERGY	8,685,836

FOOD & STAPLES RETAILING - 1.9%
1,322,700		7-Eleven Malaysia Holdings BHD	571
215,226		Aeon Co Ltd	2,361
19,400		Ain Pharmaciez Inc	768
14,480		Al Meera Consumer Goods Co	865
1,243,916		Alimentation Couche Tard, Inc	49,568
346,610		Almacenes Exito S.A.	3,333
139,440		Andersons, Inc	5,769
106,379		Arcs Co Ltd	2,553
75,116	e	Axfood AB	3,969
8,300		Belc Co Ltd	241
26,766		BGF retail Co Ltd	2,723
241,735		BIM Birlesik Magazalar AS	4,283
27,122		Bizim Toptan Satis Magazalari AS	159
3,261,230		Booker Group plc	7,027
624,350		Carrefour S.A.	20,858
104,999		Casey’s General Stores, Inc	9,460
67,851		Casino Guichard Perrachon S.A.	6,008
60,300		Cawachi Ltd	1,050
2,504,133		Centros Comerciales Sudamericanos S.A.	5,933
50,794	*,e	Chefs’ Warehouse Holdings, Inc	1,139
1,297,655		China Resources Enterprise	2,544
245,906		Cia Brasileira de Distribuicao Grupo Pao de Acucar	7,377
14,034		CJ Freshway Corp	632
235,019	e	Clicks Group Ltd	1,769
52,860		Cocokara Fine Holdings, Inc	1,485
57,125		Colruyt S.A.	2,486
981,712	e	Controladora Comercial Mexicana S.A. de C.V.	3,155
7,091,500		Cosco Capital, Inc	1,424
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,200		Cosmos Pharmaceutical Corp	$1,438
1,608,995		Costco Wholesale Corp	243,755
5,419,609		CP Seven Eleven PCL (Foreign)	6,826
22,800		Create SD Holdings Co Ltd	970
5,579,379		CVS Corp	575,848
14,200		Daikokutenbussaan Co Ltd	583
460,944		Delhaize Group	41,411
197,108	*,e	Diplomat Pharmacy, Inc	6,816
189,506	e	Distribuidora Internacional de Alimentacion S.A.	1,479
47,734		Dongsuh Co, Inc	1,315
42,942		E-Mart Co Ltd	9,001
99,804		Empire Co Ltd	6,959
81,642		Eurocash S.A.	704
56,971	*,e	Fairway Group Holdings Corp	386
73,391		FamilyMart Co Ltd	3,075
114,730	*,e	Fresh Market, Inc	4,663
65,615		George Weston Ltd	5,197
271,225		Greggs plc	4,092
15,160		Growell Holdings Co Ltd	566
724,013	e	Grupo Comercial Chedraui S.a. DE C.V.	2,190
350,419	e	Hakon Invest AB	11,746
112,600		Heiwado Co Ltd	2,578
40,855		Hyundai Greenfood Co Ltd	719
3,032		Indiabulls Wholesale Service	1
46,920		Ingles Markets, Inc (Class A)	2,322
3,500		Itochu-Shokuhin Co Ltd	123
2,830,773	e	J Sainsbury plc	10,863
107,464		Jean Coutu Group PJC, Inc	2,297
449,195		Jeronimo Martins SGPS S.A.	5,653
20,400		Kato Sangyo Co Ltd	423
158,390		Kesko Oyj (B Shares)	6,762
2,109,079		Koninklijke Ahold NV	41,561
3,371,363		Kroger Co	258,449
6,900		Kusuri No Aoki Co Ltd	518
482,814		Lawson, Inc	33,469
50,000	*,m	Lenta Ltd	385
76,000	*	Lenta Ltd (ADR)	585
379,000	*,e	Lianhua Supermarket Holdings Co Ltd	194
77,875	e	Liberator Medical Holdings, Inc	273
79,237	e	Liquor Stores Income Fund	911
237,368	e	Loblaw Cos Ltd	11,605
449,664		Magnit OAO (GDR)	22,884
70,345	e	Majestic Wine plc	313
44,609		MARR S.p.A.	764
100,056	e	Massmart Holdings Ltd	1,234
103,000		Matsumotokiyoshi Holdings Co Ltd	3,665
4,480,839	e	Metcash Ltd	5,272
196,516		Metro AG.	6,660
566,380		Metro, Inc	15,347
11,100		Ministop Co Ltd	156
24,922	*,e	Natural Grocers by Vitamin C	688
111,306	e	North West Co Fund	2,200
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,000	e	Okuwa Co Ltd	$347
236,000	e	Olam International Ltd	341
453,857	e	Pick’n Pay Holdings Ltd	804
509,104	e	Pick’n Pay Stores Ltd	2,074
1,369,980		President Chain Store Corp	10,297
52,310	e	Pricesmart, Inc	4,445
1,071,400		PT Matahari Putra Prima Tbk	324
7,000,000		PT Modern Internasional Tbk	313
219,353		Raia Drogasil S.A.	1,968
22,387		Rallye S.A.	842
5,662		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	227
2,875,489	*	Rite Aid Corp	24,988
3,326,730		Robinsons Retail Holdings, Inc	6,252
135,372	*,e	Roundy’s, Inc	662
12,379		Ryoshoku Ltd	259
15,900		San-A Co Ltd	603
747,197		Seven & I Holdings Co Ltd	31,400
2,688,000		Sheng Siong Group Ltd	1,565
726,113		Shoprite Holdings Ltd	9,817
66,106		Shufersal Ltd	148
37,744	*	Smart & Final Stores, Inc	664
862,127		Sonae SPGS S.A.	1,312
384,564		Spar Group Ltd	5,972
147,025		Spartan Stores, Inc	4,640
667,530	*	Sprouts Farmers Market, Inc	23,517
38,600		Sugi Pharmacy Co Ltd	1,909
2,617,383	e	Sun Art Retail Group Ltd	2,280
49,200		Sundrug Co Ltd	2,554
687,169	*	Supervalu, Inc	7,992
997,249		Sysco Corp	37,626
658,000		Taiwan TEA Corp	359
7,093,322		Tesco plc	25,320
34,376		Tsuruha Holdings, Inc	2,631
167,826	*	United Natural Foods, Inc	12,929
140,100	*,e	United Super Markets Holdings, Inc	1,245
753,500	e	UNY Co Ltd	4,222
132,200		Valor Co Ltd	2,855
24,056		Village Super Market (Class A)	756
2,458,815		Walgreens Boots Alliance, Inc	208,212
15,472,496	e	Wal-Mart de Mexico SAB de C.V.	38,657
3,385,378		Wal-Mart Stores, Inc	278,447
51,291		Weis Markets, Inc	2,552
1,575,342		Wesfarmers Ltd	52,607
648,469		Whole Foods Market, Inc	33,772
2,878,225		WM Morrison Supermarkets plc	8,226
1,629,563		Woolworths Ltd	36,492
541,799	*	Wumart Stores, Inc	393
16,000		Yaoko Co Ltd	599
36,700		Yokohama Reito Co Ltd	255
		TOTAL FOOD & STAPLES RETAILING	2,414,075
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
FOOD, BEVERAGE & TOBACCO - 4.9%
110,546	*,e	22nd Century Group, Inc	$95
426,996	*,e	a2 Milk Co Ltd	178
27,297		AarhusKarlshamn AB	1,532
22,549	*	Advanta Ltd	151
51,547		AGT Food & Ingredients, Inc	1,103
306,360		Agthia Group PJSC	594
924,885		Ajinomoto Co, Inc	20,291
10,526	e	Alico, Inc	540
7,932,772		Altria Group, Inc	396,797
8,067,408		AMBEV S.A.	46,637
40,469		Amsterdam Commodities NV	1,100
221,593		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,848
65,017		Anheuser-Busch InBev NV (ADR)	7,926
2,974	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
333,500		Anhui Gujing Distillery Co Ltd	1,066
358,216	*	AquaChile S.A.	224
2,231,089		Archer Daniels Midland Co	105,754
18,100		Ariake Japan Co Ltd	621
20,721		Aryzta AG.	1,270
527,844		Asahi Breweries Ltd	16,737
675,624	*,e	Asian Citrus Holdings Ltd	55
1,857,843		Associated British Foods plc	77,534
85,518		Astral Foods Ltd	1,269
29,624		Atria Group plc	317
267,231		Austevoll Seafood ASA	1,425
369,057	*,e	Australian Agricultural Co Ltd	451
1,031,182		AVI Ltd	7,000
151,159		B&G Foods, Inc (Class A)	4,449
126,153		Bakkafrost P	2,728
265,272		Balrampur Chini Mills Ltd	210
2,130		Barry Callebaut AG.	2,080
108,482	e	Bega Cheese Ltd	396
32,027	*,e	Belvedere S.A.	505
4,198		Binggrae Co Ltd	311
167,299	e	Biostime Internatonal Holdings Ltd	701
24,264	e	Bonduelle S.C.A.	626
22,410	*,e	Boston Beer Co, Inc (Class A)	5,992
209,159	*,e	Boulder Brands, Inc	1,993
540,700		Boustead Plantations BHD	200
1,322,848		BRF S.A.	26,237
27,933		Britannia Industries Ltd	963
279,148		British American Tobacco Malaysia BHD	5,175
3,263,685		British American Tobacco plc	169,007
6,761,244		Britvic plc	73,404
575,251		Brown-Forman Corp (Class B)	51,974
337,600	e	Bumitama Agri Ltd	247
638,648		Bunge Ltd	52,599
354,575		C&C Group plc	1,451
39,551		Calavo Growers, Inc	2,034
137,674		Calbee, Inc	5,977
98,057	e	Cal-Maine Foods, Inc	3,830
364,550	e	Campbell Soup Co	16,970
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
49,171	e	Carlsberg AS (Class B)	$4,054
322,200		Carlsberg Brewery-Malay BHD	1,181
1,583,700	*	Century Pacific Food, Inc	709
706,000	e	Changshouhua Food Co Ltd	429
8,882,200		Charoen Pokphand Foods PCL	6,139
2,411,611	e	China Agri-Industries Holdings Ltd	934
5,708,296	e	China Huishan Dairy Holdings Co Ltd	1,015
454,000	*	China Huiyuan Juice Group Ltd	152
2,279,360		China Mengniu Dairy Co Ltd	12,113
1,768,107	*,e	China Modern Dairy Holdings	589
1,215,000	*,e,m	China Yurun Food Group Ltd	177
322,640		Cia Cervecerias Unidas S.A.	3,353
8,746		CJ CheilJedang Corp	2,977
20,100		Clearwater Seafoods, Inc	220
217,588	*	Cloetta AB	638
265,546		Clover Industries Ltd	396
829,663		Coca-Cola Amatil Ltd	6,793
20,800		Coca-Cola Bottling Co Consolidated	2,352
249,698	e	Coca-Cola Central Japan Co Ltd	5,089
11,163,355		Coca-Cola Co	452,674
396,359		Coca-Cola Embonor S.A.	578
1,107,492		Coca-Cola Enterprises, Inc	48,951
1,087,720	e	Coca-Cola Femsa S.A. de C.V.	8,683
91,960	e	Coca-Cola Femsa SAB de C.V. (ADR)	7,344
338,828		Coca-Cola HBC AG.	6,095
197,079		Coca-Cola Icecek AS	3,328
320,400	e	Coca-Cola West Japan Co Ltd	5,294
686,600	*,e	Cofco International Ltd	301
1,552,304		ConAgra Foods, Inc	56,706
928,716	*	Constellation Brands, Inc (Class A)	107,926
56,583		Corbion NV	1,073
133,703		Cott Corp	1,250
26,290	*	Craft Brewers Alliance, Inc	359
523		Crown Confectionery Co Ltd	138
2,768		Dae Han Flour Mills Co Ltd	464
121,847		Daesang Corp	4,595
140,877	e	Dairy Crest Group plc	923
549,348	*	Darling International, Inc	7,696
292,998		Davide Campari-Milano S.p.A.	2,044
584,312		Dean Foods Co	9,659
381,373	*,e	Deoleo S.A.	171
234,477		Devro plc	990
2,509,455		Diageo plc	69,347
258,464	*,e	Diamond Foods, Inc	8,418
3,979		Dongwon F&B Co Ltd	1,435
1,845		Dongwon Industries Co Ltd	553
1,011,225		Dr Pepper Snapple Group, Inc	79,361
8,900		Dydo Drinco, Inc	358
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
77,562	*,e	Ebro Puleva S.A.	1,446
252,298		Embotelladora Andina S.A.	640
875,833		Embotelladoras Arca SAB de C.V.	5,380
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,328	e	Emmi AG.	$1,841
61,600		Ezaki Glico Co Ltd	2,490
19,928	*,e	Farmer Bros Co	493
9,089	*	Farmsco	105
2,153,099		Felda Global Ventures Holdings BHD	1,260
541,500	e	First Resources Ltd	745
355,023		Flowers Foods, Inc	8,073
3,510,030		Fomento Economico Mexicano S.A. de C.V.	32,931
133,250	e	Fonterra Shareholders’ Fund	556
121,025	e	Fresh Del Monte Produce, Inc	4,709
30,718	*,e	Freshpet, Inc	597
65,773		Fuji Oil Co Ltd	1,048
31,832		Fujicco Co Ltd	515
91,000		Fujiya Co Ltd	149
1,664,482		General Mills, Inc	94,210
207,114		Genting Plantations BHD	567
1,941,500		GFPT PCL (Foreign)	680
193,592		Glanbia plc	3,594
9,630		GlaxoSmithKline Consumer Healthcare Ltd	969
3,608,000	e	GMG Global Ltd	184
7,258,954		Golden Agri-Resources Ltd	2,246
192,435	e	GrainCorp Ltd-A	1,375
2,467,272		Great Wall Enterprise Co	2,068
541,721		Greencore Group plc	2,588
565,896		Groupe Danone	38,146
895,700		Gruma SAB de C.V.	11,371
3,047,243	e	Grupo Bimbo S.A. de C.V. (Series A)	8,642
613,800	e	Grupo Herdez SAB de C.V.	1,581
1,868,500	e	Grupo Lala SAB de C.V.	3,791
229,343	*	Hain Celestial Group, Inc	14,689
30,780	*	Harim & Co Ltd	147
127,353		Heineken Holding NV	8,764
552,850		Heineken NV	42,197
383,708		Hershey Co	38,720
415,500		Hey Song Corp	503
19,200		High Liner Foods, Inc	370
2,521		Hite Holdings Co Ltd	29
89,741	e	HKScan Oyj	561
20,400		Hokuto Corp	380
956,000	g	Honworld Group Ltd	667
365,411		Hormel Foods Corp	20,774
62,352		House Foods Corp	1,307
638,100		Ichitan Group PCL	413
302,600		IJM Plantations BHD	274
416,756		Illovo Sugar Ltd	816
2,320,000	*,e	Imperial Pacific International Holdings Ltd	407
1,508,350		Imperial Tobacco Group plc	66,166
578,955		InBev NV	70,728
407,778		Indofood Agri Resources Ltd	219
2,696,877		Indofood CBP Sukses Makmur Tbk	3,023
264,600	e	Industrias Bachoco SAB de C.V.	1,100
425,575		Ingredion, Inc	33,118
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
39,550	*	Inventure Foods, Inc	$443
7,273,883		IOI Corp BHD	9,015
3,465,838		ITC Ltd	18,017
58,500	e	Ito En Ltd	1,262
516,000	e	Itoham Foods, Inc	2,851
72,001		J&J Snack Foods Corp	7,683
225,796		J.M. Smucker Co	26,131
2,232,777		Japan Tobacco, Inc	70,589
378,000	*,e	Japfa Ltd	140
2,481,493		JBS S.A.	11,041
26,616		Jinro Ltd	532
26,521		John B. Sanfilippo & Son, Inc	1,143
287,000		J-Oil Mills, Inc	999
688,660	*	Juhayna Food Industries	821
76,473	e	Kagome Co Ltd	1,188
11,000		Kameda Seika Co Ltd	447
1,183,500		Kaset Thai International Sugar Corp PCL	340
21,183		Kaveri Seed Co Ltd	333
511,559		Kellogg Co	33,737
132,962	*	Kernel Holding S.A.	1,290
629,024		Kerry Group plc (Class A)	42,272
541,755	e	Keurig Green Mountain, Inc	60,530
15,900		KEY Coffee, Inc	240
3,098,000		Khon Kaen Sugar Industry PCL	463
79,400		Khon Kaen Sugar Industry PCL	12
114,671		Kikkoman Corp	3,636
123,500		Kim Loong Resources BHD	94
343,790		Kirin Brewery Co Ltd	4,509
131,062		Koninklijke Wessanen NV	870
3,041,208		Kraft Foods Group, Inc	264,935
268,381		KT&G Corp	21,457
518,595		Kuala Lumpur Kepong BHD	3,194
3,260		KWS Saat AG.	952
118,353		Lancaster Colony Corp	11,264
165,440		Lance, Inc	5,287
88,985	*	Landec Corp	1,241
79,737		Leroy Seafood Group ASA	2,321
1,057,987		Lien Hwa Industrial Corp	725
14,022	e	Lifeway Foods, Inc	300
32,131	e	Limoneira Co	700
554		Lindt & Spruengli AG.	2,965
29		Lindt & Spruengli AG. (Registered)	1,835
1,505,388		Lorillard, Inc	98,377
532		Lotte Chilsung Beverage Co Ltd	827
810		Lotte Confectionery Co Ltd	1,303
2,579		Lotte Samkang Co Ltd	1,639
34,946		M Dias Branco S.A.	943
5,767		Maeil Dairy Industry Co Ltd	203
512,600		Malayan Flour Mills BHD	209
117,282	e	Maple Leaf Foods, Inc	2,146
263,200	*	Marfrig Global Foods S.A.	333
87,000		Marudai Food Co Ltd	296
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
39,500		Maruha Nichiro Corp	$557
287,619		McCormick & Co, Inc	22,178
60,233		McLeod Russel India Ltd	231
930,987		Mead Johnson Nutrition Co	93,592
158,300		Megmilk Snow Brand Co Ltd	1,904
110,577		MEIJI Holdings Co Ltd	13,469
84,800	*	Minerva S.A.	195
244,000		Mitsui Sugar Co Ltd	857
377,646		Molson Coors Brewing Co (Class B)	28,116
6,063,658		Mondelez International, Inc	218,837
1,220,217	*	Monster Beverage Corp	168,872
222,302		Morinaga & Co Ltd	781
179,000		Morinaga Milk Industry Co Ltd	679
11,967	*	Muhak Co Ltd	487
813,893	*	Multiexport Foods S.A.	160
507,000		Namchow Chemical Industrial Ltd	1,092
386		Namyang Dairy Products Co Ltd	256
58,066	*	National Beverage Corp	1,417
5,912	e	Naturex	323
33,229		Nestle India Ltd	3,689
4,550,071		Nestle S.A.	342,631
399,000		Nichirei Corp	2,235
216,000		Nippon Beet Sugar Manufacturing Co Ltd	356
125,000		Nippon Flour Mills Co Ltd	618
566,705		Nippon Meat Packers, Inc	13,059
777,366		Nippon Suisan Kaisha Ltd	2,358
377,000		Nisshin Oillio Group Ltd	1,400
189,207		Nisshin Seifun Group, Inc	2,227
61,173		Nissin Food Products Co Ltd	3,006
8,562		Nong Shim Co Ltd	1,878
1,495		Nong Shim Holdings Co Ltd	136
5,380		Nong Woo Bio Co Ltd	102
77,049		Oceana Group Ltd	639
106,025		Oldtown BHD	49
72,588	*	Omega Protein Corp	994
214,200	e	Organizacion Cultiba SAB de C.V.	285
68,151		Origin Enterprises plc	597
3,528		Orion Corp	3,680
238,316		Orkla ASA	1,799
33,687		Osem Investments Ltd	674
2,393		Ottogi Corp	1,288
867,076		PAN Fish ASA	9,934
5,826,332		PepsiCo, Inc	557,114
1,745,000		Pepsi-Cola Products Philippine	159
280,943		Pernod-Ricard S.A.	33,219
72,987	*,m	Pescanova S.A.	1
838,000	e	Petra Foods Ltd	2,332
1,402		Philip Morris CR	610
4,159,118		Philip Morris International, Inc	313,306
1,238,895	e	Pilgrim’s Pride Corp	27,987
38,497		Pinar SUT Mamulleri Sanayii AS	357
1,969,564		Pinnacle Foods, Inc	80,378
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
172,596	*,e	Post Holdings, Inc	$8,084
521,590		PPB Group BHD	2,166
714,583	*	Premier Foods plc	449
34,109	e	Premium Brands Holdings Corp	784
117,000		Prima Meat Packers Ltd	326
1,339,715		PT Astra Agro Lestari Tbk	2,487
5,692,200		PT Austindo Nusantara Jaya	514
11,737,900		PT BW Plantation Tbk	303
7,986,810		PT Charoen Pokphand Indonesia Tbk	2,164
1,021,668		PT Gudang Garam Tbk	3,983
10,222,931		PT Indofood Sukses Makmur Tbk	5,822
4,367,500		PT Japfa Comfeed Indonesia Tbk	260
639,800		PT Malindo Feedmill Tbk	82
1,411,300		PT Nippon Indosari Corpindo Tbk	132
4,691,900		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	620
9,320,300		PT Salim Ivomas Pratama Tbk	498
941,500		PT Sampoerna Agro Tbk	135
3,983		Pulmuone Co Ltd	511
209,700		Q.P. Corp	5,102
220,792		QAF Ltd	180
865,250		QL Resources BHD	916
160,569		Remy Cointreau S.A.	11,826
1,125,642		Reynolds American, Inc	77,568
1,385,900		RFM Corp	164
276,500		Rimbunan Sawit BHD	42
202,682	e	Rogers Sugar, Inc	723
8,974	*	Royal UNIBREW AS	1,504
45,400		S Foods, Inc	835
3,330,319		SABMiller plc	174,448
59,684		SABMiller plc (Johannesburg)	3,122
28,855		Sakata Seed Corp	470
191,300		Salmar ASA	2,748
1,875		Samlip General Foods Co Ltd	481
7,169		Samyang Corp	556
6,633		Samyang Holdings Corp	550
62,902	e	Sanderson Farms, Inc	5,010
154,100		Sao Martinho S.A.	1,869
1,467,000		Sapporo Holdings Ltd	5,804
403,448		Saputo, Inc	11,088
159,200		Sarawak Oil Palms BHD	219
45,059	*,e	Scandi Standard AB	267
32,363		Schouw & Co	1,551
927	*	Seaboard Corp	3,830
34,964	*	Seneca Foods Corp	1,042
197,000	*	Shanghai Dajiang Group	87
2,620,000		Shenguan Holdings Group Ltd	801
75,000		Showa Sangyo Co Ltd	289
550,702		Shree Renuka Sugars Ltd	113
5,310		Silla Co Ltd	111
118,100		SLC Agricola S.A.	648
401,831		Souza Cruz S.A.	3,198
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
354,074		Standard Foods Corp	$912
199,936		Stock Spirits Group plc	611
36,933		Strauss Group Ltd	577
81,382	e	Suedzucker AG.	994
279,483		Suntory Beverage & Food Ltd	11,967
440,200	e	Super Coffeemix Manufacturing Ltd	477
317,297		Swedish Match AB	9,329
62,732	*	Synlait Milk Ltd	138
56,166	*,e	Synutra International, Inc	359
166,500		Takara Holdings, Inc	1,204
436,784		Tassal Group Ltd	1,128
540,591		Tata Tea Ltd	1,286
1,615,073		Tate & Lyle plc	14,315
449,200		TDM BHD	95
1,086,000	e	Tenwow International Holdings Ltd	324
360,500		Tereos Internacional S.A.	87
432,980		TH Plantations BHD	186
1,095,900		Thai Union Frozen Products PCL	676
915,200		Thai Vegetable Oil PCL	608
2,242,000	e	Tibet 5100 Water Resources Holdings Ltd	709
1,570,900		Tiga Pilar Sejahtera Food Tbk	251
411,776		Tiger Brands Ltd	10,361
2,166,542		Tingyi Cayman Islands Holding Corp	4,665
172,851		Tongaat Hulett Ltd	1,919
51,973	e	Tootsie Roll Industries, Inc	1,763
92,746		Toyo Suisan Kaisha Ltd	3,263
504,182		Treasury Wine Estates Ltd	1,959
132,358	*	TreeHouse Foods, Inc	11,253
8,944		TS Corp	196
772,450		TSH Resources BHD	473
421,086		Tsingtao Brewery Co Ltd	2,824
108,000		Ttet Union Corp	276
2,317,573		Tyson Foods, Inc (Class A)	88,763
157,973		Ulker Biskuvi Sanayi AS	1,183
3,106,595		Unilever NV	129,817
1,937,205		Unilever plc	80,827
1,462,204	e	Uni-President China Holdings Ltd	968
5,367,420		Uni-President Enterprises Corp	8,970
69,043		United Breweries Ltd	1,103
84,855		United Spirits Ltd	4,959
80,611	e	Universal Corp	3,802
2,838,275		Universal Robina	14,337
494,177	*	Vanguarda Agro S.A.	146
220,255	e	Vector Group Ltd	4,839
8,519	e	Vilmorin & Cie	691
1,357,084		Vina Concha y Toro S.A.	2,796
47,875		Viscofan S.A.	2,925
7,311,024	e	Want Want China Holdings Ltd	7,780
32,700		Warabeya Nichiyo Co Ltd	608
265,000		Wei Chuan Food Corp	212
3,073,000	*,g	WH Group Ltd	1,745
1,728,649	*	WhiteWave Foods Co (Class A)	76,648
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,219,667		Wilmar International Ltd	$7,643
69,331		Yakult Honsha Co Ltd	4,830
82,735		Yamazaki Baking Co Ltd	1,491
12,961		Yantai Changyu Pioneer Wine Co	46
2,414,000	*,e	YuanShengTai Dairy Farm Ltd	280
6,510		Zydus Wellness Ltd	106
		TOTAL FOOD, BEVERAGE & TOBACCO	6,165,324

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
16,599	*,e	AAC Holdings, Inc	508
61,221	e	Abaxis, Inc	3,925
4,293,488		Abbott Laboratories	198,917
117,589	*	Abiomed, Inc	8,417
209,497	*	Acadia Healthcare Co, Inc	15,000
214,272	*,e	Accuray, Inc	1,993
94,123	e	Aceto Corp	2,071
39,594	*	Addus HomeCare Corp	911
16,497	*,e	Adeptus Health, Inc	828
412,416		Advanced Medical Solutions Group plc	826
1,529,891		Aetna, Inc	162,979
371,267	*	AGFA-Gevaert NV	856
62,626	*,m	AGFA-Gevaert NV Brussels (Strip VVPR)	0	^
195,307	*,e	Air Methods Corp	9,099
495,126		Al Noor Hospitals Group plc	7,462
362,634		Alfresa Holdings Corp	5,110
250,203	*	Align Technology, Inc	13,457
27,122	*	Alliance HealthCare Services, Inc	602
726,983	*	Allscripts Healthcare Solutions, Inc	8,695
28,198	*	Almost Family, Inc	1,261
24,594	e	Ambu A.S.	567
93,694	*	Amedisys, Inc	2,509
746,520		AmerisourceBergen Corp	84,857
172,934	*	AMN Healthcare Services, Inc	3,990
268,933	e	Amplifon S.p.A.	1,827
178,934	*	Amsurg Corp	11,008
42,691		Analogic Corp	3,881
85,988	*,e	Angiodynamics, Inc	1,530
83,128	*	Anika Therapeutics, Inc	3,422
161,272		Ansell Ltd	3,376
320,144	*,e	Antares Pharma, Inc	868
1,220,605		Anthem, Inc	188,474
187,097		Apollo Hospitals Enterprise Ltd	4,090
14,200		As One Corp	430
22,500		Asahi Intecc Co Ltd	1,570
84,025	*,e	athenahealth, Inc	10,032
76,972	*	AtriCure, Inc	1,577
4,470		Atrion Corp	1,544
1,513,650		Bangkok Chain Hospital PCL	371
3,313,400		Bangkok Dusit Medical Services PCL	2,004
424,150		Bard (C.R.), Inc	70,981
1,903,396		Baxter International, Inc	130,383
636,890		Becton Dickinson & Co	91,451
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
68,495	*,e	Bio-Reference Labs, Inc	$2,414
237,755	*,e	BioScrip, Inc	1,053
1,121,000		Biosensors International Group Ltd	621
76,144	*	BioTelemetry, Inc	674
29,900		BML, Inc	849
7,233,945	*	Boston Scientific Corp	128,403
131,128	*	Brookdale Senior Living, Inc	4,951
621,100		Bumrungrad Hospital PCL (Foreign)	2,899
312,589		Bupa Chile S.A.	263
133,575		Cantel Medical Corp	6,345
80,666	*	Capital Senior Living Corp	2,092
1,225,994		Cardinal Health, Inc	110,670
76,604	*	Cardiovascular Systems, Inc	2,991
32,083	e	Carl Zeiss Meditec AG.	840
1,377	*,e	Carmat	98
45,391	*,e	Castlight Health, Inc	352
703,829	*	Catamaran Corp	41,906
422,357	*	Catamaran Corp (Toronto)	25,144
5,250	*	Cegedim S.A.	178
46,834		Celesio AG.	1,383
883,478	*	Centene Corp	62,453
1,002,148	*	Cerner Corp	73,417
250,200	*,e	Cerus Corp	1,043
34,694	*	CHA Bio & Diostech Co Ltd	480
69,333		CHC Healthcare Group	139
48,266	e	Chemed Corp	5,763
1,180,000	*,m	China Jiuhao Health Industry Corp Ltd	91
1,120,000	e	China Pioneer Pharma Holdings Ltd	716
303,600		Chularat Hospital PCL	183
815,962		Cigna Corp	105,618
33,171	*	Civitas Solutions, Inc	695
110,628		Cochlear Ltd	7,605
200,032		Coloplast AS	15,111
517,825	*	Community Health Systems, Inc	27,072
35,214		CompuGroup Medical AG.	1,020
30,655	e	Computer Programs & Systems, Inc	1,663
95,139		Conmed Corp	4,804
31,400		Consort Medical plc	401
86,066		Cooper Cos, Inc	16,130
900,000	e	Cordlife Group Ltd	679
52,852	*	Corvel Corp	1,819
110,030	*	Cross Country Healthcare, Inc	1,305
94,458		CryoLife, Inc	980
26,500	*,e	CYBERDYNE, Inc	690
130,768	*,e	Cyberonics, Inc	8,489
77,840	*	Cynosure, Inc (Class A)	2,387
535,682	*	DaVita, Inc	43,540
13,060	*,e	DBV Technologies S.A.	598
143,060		Dentsply International, Inc	7,280
79,333	*,e	Derma Sciences, Inc	672
310,670	*	DexCom, Inc	19,367
59,700		Diagnosticos da America S.A.	168
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,623		DiaSorin S.p.A.	$994
6,656		Draegerwerk AG.	829
2,784		Draegerwerk AG. & Co KGaA	248
519,365	*	Edwards Lifesciences Corp	73,989
12,700		Eiken Chemical Co Ltd	208
189,864	e	Elekta AB (B Shares)	1,707
178,064	*,e	Endologix, Inc	3,040
89,255		Ensign Group, Inc	4,182
1,140	*	Entellus Medical, Inc	25
121,354	*	Envision Healthcare Holdings, Inc	4,654
626,696		Essilor International S.A.	71,954
741,739	*,e	Estia Health Ltd	3,463
32,681	*	Exactech, Inc	838
95,460	*	ExamWorks Group, Inc	3,973
2,599,355	*	Express Scripts Holding Co	225,546
240,731	e	Extendicare, Inc	1,427
482,600		Faber Group BHD	430
995,819		Fagron NV	38,776
1,352,301		Fisher & Paykel Healthcare Corp	6,647
146,324	*	Five Star Quality Care, Inc	650
160,100		Fleury S.A.	803
87,742	*	Fortis Healthcare Ltd	231
220,778		Fresenius Medical Care AG.	18,351
383,097		Fresenius SE	22,839
16,400		Fukuda Denshi Co Ltd	925
7,592	e	Galenica AG.	6,618
133,961	*	Genesis Health Care, Inc	954
115,618	*,e	GenMark Diagnostics, Inc	1,501
182,601	*,e	Getinge AB (B Shares)	4,512
252,361	*	Globus Medical, Inc	6,370
460,933		GN Store Nord	10,291
9,393,998	e	Golden Meditech Holdings Ltd	1,380
85,042	*	Greatbatch, Inc	4,920
49,400		Green Hospital Supply, Inc	1,128
90,023	e	Greencross Ltd	546
13,595		Guerbet	535
176,422	*	Haemonetics Corp	7,925
104,906	*,e	Halyard Health, Inc	5,161
122,310	*	Hanger Orthopedic Group, Inc	2,775
518,900		Hartalega Holdings BHD	1,214
1,514,559	*	HCA Holdings, Inc	113,940
708,432	*	Health Net, Inc	42,853
23,871	*	HealthEquity, Inc	597
932,575		Healthscope Ltd	2,168
366,884		Healthsouth Corp	16,275
76,162	*	HealthStream, Inc	1,919
100,175	*	Healthways, Inc	1,973
45,772	*,e	HeartWare International, Inc	4,017
131,996	*	Henry Schein, Inc	18,429
226,232		Hill-Rom Holdings, Inc	11,085
236,990	*	HMS Holdings Corp	3,661
11,800		Hogy Medical Co Ltd	579
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,326,614	*	Hologic, Inc	$76,836
913,167		Humana, Inc	162,562
45,517	*	ICU Medical, Inc	4,239
224,491	*	Idexx Laboratories, Inc	34,679
4,831,795		IHH Healthcare BHD	7,841
99,704	*,e	iKang Healthcare Group, Inc (ADR)	1,617
7,646	*,e	Imprivata, Inc	107
142,220	*	IMS Health Holdings, Inc	3,850
9,738		InBody Co Ltd	290
13,288	*	Inogen Inc	425
481,822	*,e	Inovalon Holdings, Inc	14,556
511,101	*	Insulet Corp	17,045
78,273	*,e	Integra LifeSciences Holdings Corp	4,826
144,339	*	Intuitive Surgical, Inc	72,896
111,777		Invacare Corp	2,170
178,677	*	Inverness Medical Innovations, Inc	8,737
18,704	*	Ion Beam Applications	481
52,258	*	IPC The Hospitalist Co, Inc	2,437
6,630	*	i-SENS Inc	292
234,178	*,e	Japara Healthcare Ltd	480
76,000		Jeol Ltd	398
3,766,000	e	Jintian Pharmaceutical Group Ltd	1,445
34,401	*	K2M Group Holdings, Inc	759
481,283		Kindred Healthcare, Inc	11,450
35,976		Korian-Medica	1,219
665,500		Kossan Rubber Industries	1,019
1,324,373		KPJ Healthcare BHD	1,522
464,456	*	Laboratory Corp of America Holdings	58,563
27,401		Landauer, Inc	963
45,303	*	LDR Holding Corp	1,660
56,200	e	Leisureworld Senior Care Corp	658
41,698	*	LHC Group, Inc	1,377
2,467,497		Life Healthcare Group Holdings Pte Ltd	8,594
226,743	*	LifePoint Hospitals, Inc	16,654
1,430,000	*	Lifetech Scientific Corp	258
120,829	*	Magellan Health Services, Inc	8,557
6,400		Mani, Inc	464
139,985	*	Masimo Corp	4,617
1,238,884		McKesson Corp	280,236
292,386	*	MedAssets, Inc	5,503
66,875	e	Medical Facilities Corp	903
20,130		Medicare Group	782
206,070		Mediceo Paltac Holdings Co Ltd	2,686
534,935		Mediclinic International Ltd	5,371
150,391	*,e	Medidata Solutions, Inc	7,375
46,696	*	Medipost Co Ltd	3,151
4,306,653		Medtronic plc	335,876
389,814	*	Merge Healthcare, Inc	1,742
112,740	e	Meridian Bioscience, Inc	2,151
149,336	*	Merit Medical Systems, Inc	2,875
38,400	e	Message Co Ltd	1,160
1,679,745		Metlifecare Ltd	5,922
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
145,500		Microlife Corp	$341
338,000	*	Microport Scientific Corp	169
64,893		Miraca Holdings, Inc	2,983
152,252	*	Molina Healthcare, Inc	10,245
20,536		Nagaileben Co Ltd	375
26,800		Nakanishi, Inc	1,046
34,932	e	National Healthcare Corp	2,226
30,750	e	National Research Corp	443
207,544	*	Natus Medical, Inc	8,192
101,258	*	Neogen Corp	4,732
1,641,246		Network Healthcare Holdings Ltd	5,628
29,719	*,e	Nevro Corp	1,424
47,700	e	Nichii Gakkan Co	421
210,600		Nihon Kohden Corp	5,728
145,767		Nikkiso Co Ltd	1,304
653,800		Nipro Corp	6,225
175,823	*	NuVasive, Inc	8,086
165,067	*	NxStage Medical, Inc	2,856
22,183	*,e	Ocular Therapeutix, Inc	931
228,719		Odontoprev S.A.	779
1,439,911	*	Olympus Corp	53,385
595,526		Omnicare, Inc	45,891
189,928	*	Omnicell, Inc	6,666
396,327	*	OraSure Technologies, Inc	2,592
247,812	*,e	Oriola-KD Oyj (B Shares)	1,010
102,052	e	Orpea	6,428
57,132	*	Orthofix International NV	2,050
10,264	*	Osstem Implant Co Ltd	432
212,449		Owens & Minor, Inc	7,189
40,768	*,e	Oxford Immunotec Global plc	574
17,200		Paramount Bed Holdings Co Ltd	454
127,547		Patterson Cos, Inc	6,223
407,223	*	Pediatrix Medical Group, Inc	29,528
181,575		Pharmaniaga BHD	294
104,891	*	PharMerica Corp	2,957
228,500	e	Phoenix Healthcare Group Co Ltd	404
27,096		Phonak Holding AG.	3,760
48,796	*,e	PhotoMedex, Inc	98
110,000	*	Pihsiang Machinery Manufacturing Co Ltd	197
313,136	*	Premier, Inc	11,768
1,425,855	e	Primary Health Care Ltd	5,958
66,452	*	Providence Service Corp	3,530
14,100	e	Psc, Inc	213
247,700	*	PT Siloam International Hospitals Tbk	254
452,000	*,e	PW Medtech Group Ltd	171
208,808	*	Qualicorp S.A.	1,492
140,116		Quality Systems, Inc	2,239
376,197		Quest Diagnostics, Inc	28,911
77,932	*,e	Quidel Corp	2,103
149,744	*,e	RadNet, Inc	1,258
308,967	e	Raffles Medical Group Ltd	885
210,601		Ramsay Health Care Ltd	10,752
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,374,000		Religare Health Trust	$3,473
215,224	e	Resmed, Inc	15,449
187,016		Rhoen Klinikum AG.	4,643
146,133	*,e	Rockwell Medical Technologies, Inc	1,597
1,158	*,e	Roka Bioscience, Inc	4
209,429	*,e	RTI Biologics, Inc	1,035
793,391	e	Ryman Healthcare Ltd	4,643
12,067		Sartorius AG.	1,539
4,881	e	Sartorius Stedim Biotech	1,038
34,686	*,e	Second Sight Medical Products, Inc	445
210,753		Selcuk Ecza Deposu Ticaret ve Sanayi AS	211
309,898		Select Medical Holdings Corp	4,596
16,920		SEWOONMEDICAL Co Ltd	110
1,954,994		Shandong Weigao Group Medical Polymer Co Ltd	1,723
1,957,662		Shanghai Pharmaceuticals Holding Co Ltd	5,210
120,181		Shenzhen Accord Pharmaceutical Co Ltd	623
862	*	Sientra, Inc	17
2,766,459		Sigma Pharmaceuticals Ltd	1,869
1,912,447		Sinopharm Group Co	7,787
96,824	*	Sirona Dental Systems, Inc	8,713
948,851		Smith & Nephew plc	16,179
424,535		So-net M3, Inc	9,006
2,053,625		Sonic Healthcare Ltd	31,905
340,772	*,e	Sorin S.p.A.	1,044
111,980	*,e	Spectranetics Corp	3,892
177,322	*,g	Spire Healthcare Group plc	983
655,946		St. Jude Medical, Inc	42,899
43,000		St. Shine Optical Co Ltd	692
100,212	*,e	Staar Surgical Co	745
295,980	e	STERIS Corp	20,799
13,185		Stratec Biomedical Systems AG.	647
12,599		Straumann Holding AG.	3,436
812,382		Stryker Corp	74,942
5,750		Suheung Capsule Co Ltd	273
1,053,807		Summerset Group Holdings Ltd	2,613
1,157,600		Supermax Corp BHD	656
70,210	*	Surgical Care Affiliates, Inc	2,410
70,248	*	SurModics, Inc	1,829
258,071		Suzuken Co Ltd	7,866
43,762	*	Symmetry Surgical, Inc	321
66,914		Synergy Healthcare plc	2,308
274,198		Sysmex Corp	15,203
26,562	*,e	Tandem Diabetes Care, Inc	335
223,397	*	Team Health Holdings, Inc	13,071
24,026		Teleflex, Inc	2,903
244,797	*,e	Tenet Healthcare Corp	12,120
244,876		Terumo Corp	6,451
252,851	*	Thoratec Corp	10,592
137,300		Toho Pharmaceutical Co Ltd	2,320
9,600		Tokai Corp (GIFU)	327
1,079,500		Top Glove Corp BHD	1,594
121,998	*	Tornier BV	3,199
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,114,000	e	Town Health International Medical Group Ltd	$944
138,742	*,e	TransEnterix, Inc	406
84,029	*	Triple-S Management Corp (Class B)	1,670
21,472	*,e	TriVascular Technologies, Inc	225
15,769	*,e	Trupanion, Inc	126
22,700	e	Tsuki Corp	172
354,069	*,e	Unilife Corp	1,420
347,109		United Drug plc	2,433
3,172,340		UnitedHealth Group, Inc	375,256
143,412		Universal American Corp	1,532
765,876		Universal Health Services, Inc (Class B)	90,151
62,603		US Physical Therapy, Inc	2,974
10,770		Utah Medical Products, Inc	645
7,930		Value Added Technologies Co Lt	165
224,522	*	Varian Medical Systems, Inc	21,125
66,364	*	Vascular Solutions, Inc	2,012
349,729	*	VCA Antech, Inc	19,172
226,495	*,e	Veeva Systems, Inc	5,782
17,405	*,e	Veracyte, Inc	127
655,600		Vibhavadi Medical Center PCL	310
7,257		Vieworks Co Ltd	188
253,857	e	Virtus Health Ltd	1,414
85,100	e	VITAL KSK Holdings, Inc	647
62,623	*	Vocera Communications, Inc	621
310,678	*	WellCare Health Plans, Inc	28,415
273,926		West Pharmaceutical Services, Inc	16,493
24,940	*	William Demant Holding	2,118
155,270	*,e	Wright Medical Group, Inc	4,006
76,634	*,e	Zeltiq Aesthetics, Inc	2,363
657,372		Zimmer Holdings, Inc	77,254
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,084,745

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
10,907		Able C&C Co Ltd	310
137,400		Aderans Co Ltd	1,420
5,701		Amorepacific Corp	17,225
15,400		Artnature, Inc	141
422,592	e	Asaleo Care Ltd	607
990,312	e	Avon Products, Inc	7,913
44,430		Bajaj Corp Ltd	325
655,376	e	Beiersdorf AG.	56,827
9,350		Bioland Ltd	230
212,205	*	Central Garden and Pet Co (Class A)	2,254
703,000	e	China Child Care Corp Ltd	134
493,305		Church & Dwight Co, Inc	42,138
314,371		Clorox Co	34,703
2,022,775	e	Colgate-Palmolive Co	140,259
4,305		Cosmax BTI, Inc	225
47,954		Cosmax, Inc	5,891
170,515		Coty, Inc	4,138
484,017		Dabur India Ltd	2,053
12,500	e	Dr Ci:Labo Co Ltd	436
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
489,700		DSG International Thailand PCL	$111
13,300	e	Earth Chemical Co Ltd	459
193,624		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	184
88,139	*,e	Elizabeth Arden, Inc	1,375
204,698	e	Energizer Holdings, Inc	28,259
1,362,995		Estee Lauder Cos (Class A)	113,347
55,300	*,e	Euglena Co Ltd	909
185,500		Fancl Corp	2,367
59,479	e	Female Health Co	168
9,947		Gillette India Ltd	760
160,803		Godrej Consumer Products Ltd	2,673
86,000		Grape King Industrial Co	372
862,286		Hengan International Group Co Ltd	10,379
48,557		Henkel KGaA	5,011
363,306		Henkel KGaA (Preference)	42,674
359,637	*,e	Herbalife Ltd	15,378
1,238,513		Hindustan Lever Ltd	17,299
408,946	*	HRG Group, Inc	5,104
790,816		Hypermarcas S.A.	4,881
9,261	e	Inter Parfums S.A.	305
90,493		Inter Parfums, Inc	2,952
346,755		Jyothy Laboratories Ltd	1,482
703,951		Kao Corp	35,151
4,600,900		Karex BHD	5,702
1,155,586		Kimberly-Clark Corp	123,775
1,572,832	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	3,298
25,600		Kobayashi Pharmaceutical Co Ltd	1,832
12,897		Korea Kolmar Co Ltd	791
6,204		Korea Kolmar Holdings Co Ltd	297
73,600		Kose Corp	4,059
19,045		LG Household & Health Care Ltd	14,437
343,000		Lion Corp	2,088
574,456		L’Oreal S.A.	105,809
18,279		Mandom Corp	669
34,658	*	Medifast, Inc	1,039
329,924	*	Microbio Co Ltd	276
35,900		Milbon Co Ltd	1,152
172,750		Natura Cosmeticos S.A.	1,456
49,782		Nature’s Sunshine Products, Inc	653
14,400		Noevir Holdings Co Ltd	288
367,655	e	Nu Skin Enterprises, Inc (Class A)	22,137
32,101	*	Nutraceutical International Corp	632
4,733,000	e,m	NVC Lighting Holdings Ltd	6
14,477		Oil-Dri Corp of America	487
33,533	*	Ontex Group NV	1,019
19,946		Orchids Paper Products Co	538
43,241	e	Oriflame Cosmetics S.A.	578
8,223		Pacific Corp	11,111
35,000		Pigeon Corp	2,941
28,300		Pola Orbis Holdings, Inc	1,499
8,526,257		Procter & Gamble Co	698,641
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,300,800		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	$318
3,175,491		PT Unilever Indonesia Tbk	9,620
622,693		Reckitt Benckiser Group plc	53,493
35,076	*	Revlon, Inc (Class A)	1,445
2,714,000		Ruinian International Ltd	778
127,991	e	Shiseido Co Ltd	2,271
84,467		Spectrum Brands, Inc	7,565
251,973		Svenska Cellulosa AB (B Shares)	5,790
811,899		Uni-Charm Corp	21,255
15,142	*,e	USANA Health Sciences, Inc	1,683
408,000	e	Vinda International Holdings Ltd	666
61,453		WD-40 Co	5,441
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,726,364

INSURANCE - 4.3%
2,946,005		ACE Ltd	328,450
188,205		Admiral Group plc	4,261
531,319		Aegon NV	4,195
686,240		Aflac, Inc	43,926
366,059		Ageas	13,146
19,736,207	e	AIA Group Ltd	123,913
117,839		Aksigorta AS	98
12,769	*	Alleghany Corp	6,219
896,853		Allianz AG.	155,709
217,253		Allied World Assurance Co Holdings Ltd	8,777
2,870,900		Allstate Corp	204,322
83,677	*	Alm Brand AS	545
150,659	*	AMBAC Financial Group, Inc	3,646
257,060		American Equity Investment Life Holding Co	7,488
536,235		American Financial Group, Inc	34,399
4,123,076		American International Group, Inc	225,903
22,164		American National Insurance Co	2,181
65,064		Amerisafe, Inc	3,009
1,329,399		Amlin plc	9,956
4,034,439		AMP Ltd	19,692
85,611	e	Amtrust Financial Services, Inc	4,879
63,286		Anadolu Hayat Emeklilik AS	123
207,131		Anadolu Sigorta	104
412,838		Aon plc	39,682
273,126	*	Arch Capital Group Ltd	16,825
96,299		Argo Group International Holdings Ltd	4,829
139,510		Arthur J. Gallagher & Co	6,522
333,410		Aspen Insurance Holdings Ltd	15,747
2,257,282		Assicurazioni Generali S.p.A.	44,383
114,077		Assurant, Inc	7,005
153,218		Assured Guaranty Ltd	4,043
33,465	*,e	Atlas Financial Holdings, Inc	591
5,400,726		Aviva plc	43,221
5,156,627		AXA S.A.	129,788
605,336		Axis Capital Holdings Ltd	31,223
4,146		Bajaj Finserv Ltd	94
45,140		Baldwin & Lyons, Inc (Class B)	1,059
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
33,193		Baloise Holding AG.	$4,387
976,646		BB Seguridade Participacoes S.A.	10,037
1,243,825		Beazley plc	5,291
4,348,111	*	Berkshire Hathaway, Inc (Class B)	627,519
225,700		Brazil Insurance Participco	138
119,888	g	Brit plc	494
100,468		Brown & Brown, Inc	3,327
20,733,347		Cathay Financial Holding Co Ltd	33,035
1,030,616		Catlin Group Ltd	10,856
244,589		Chesnara plc	1,245
1,187,148	*	China Insurance International Holdings Co Ltd	4,050
11,396,010		China Life Insurance Co Ltd	50,094
7,222,233		China Life Insurance Co Ltd (Taiwan)	6,292
3,638,000		China Pacific Insurance Group Co Ltd	17,305
223,545		Chubb Corp	22,600
109,038		Cincinnati Financial Corp	5,810
148,394	*,e	Citizens, Inc (Class A)	914
19,954	*	Clal Insurance	302
4,277,241		ClearView Wealth Ltd	3,372
19,608		CNA Financial Corp	812
378,446		CNP Assurances	6,633
884,979		Conseco, Inc	15,239
1,718,822		Corp Mapfre S.A.	6,276
278,107	e	Cover-More Group Ltd	436
98,036		Crawford & Co (Class B)	847
2,323,411		Dai-ichi Mutual Life Insurance Co	33,701
96,004		Delta Lloyd NV	1,811
5,076,831		Direct Line Insurance Group plc	23,958
341,787	e	Discovery Holdings Ltd	3,508
29,218		Donegal Group, Inc (Class A)	459
43,579		Dongbu Insurance Co Ltd	1,940
23,983	*	eHealth, Inc	225
25,614		EMC Insurance Group, Inc	866
96,483		Employers Holdings, Inc	2,604
105,036	e	Endurance Specialty Holdings Ltd	6,422
34,091	*	Enstar Group Ltd	4,836
63,544		Erie Indemnity Co (Class A)	5,545
694,218		esure Group plc	2,155
29,335		Euler Hermes S.A.	3,120
275,544		Everest Re Group Ltd	47,945
38,065		Fairfax Financial Holdings Ltd	21,338
24,441	e	FBD Holdings plc	263
40,869		FBL Financial Group, Inc (Class A)	2,534
85,682		Federated National Holding Co	2,622
37,283		Fidelity & Guaranty Life	790
361,923		First American Financial Corp	12,913
596,742		FNF Group	21,936
2,430,185		Fondiaria-Sai S.p.A	7,071
391,847	*	Genworth Financial, Inc (Class A)	2,864
341,297		Gjensidige Forsikring BA	5,889
421,297	e	Great-West Lifeco, Inc	12,181
93,442	*	Greenlight Capital Re Ltd (Class A)	2,971
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
42,603		Grupo Catalana Occidente S.A.	$1,276
73,342	*	Hallmark Financial Services	777
113,657		Hannover Rueckversicherung AG.	11,745
106,381		Hanover Insurance Group, Inc	7,721
19,934	*	Hanwha Non-Life Insurance Co Ltd	84
147,197		Harel Insurance Investments & Finances Ltd	684
3,912,023		Hartford Financial Services Group, Inc	163,601
122,546		HCC Insurance Holdings, Inc	6,945
27,049	e	HCI Group, Inc	1,241
6,496		Helvetia Holding AG.	3,495
16,107	*,e	Heritage Insurance Holdings, Inc	355
412,543		Hiscox Ltd	5,210
185,685	e	Horace Mann Educators Corp	6,350
169,292		Hyundai Marine & Fire Insurance Co Ltd	3,785
5,903		IDI Insurance Co Ltd	219
28,522		Independence Holding Co	388
98,598		Industrial Alliance Insurance and Financial Services, Inc	3,298
44,269		Infinity Property & Casualty Corp	3,632
2,768,163		Insurance Australia Group Ltd	12,814
224,829		Intact Financial Corp	16,938
4,065		James River Group Holdings Ltd	96
242,998		Just Retirement Group plc	593
14,782		Kansas City Life Insurance Co	679
164,352		Kemper Corp	6,403
459,027		Korea Life Insurance Co Ltd	3,046
81,217		Korean Reinsurance Co	746
195,127	e	Lancashire Holdings Ltd	1,812
23,131,890		Legal & General Group plc	95,265
262,606	e	Liberty Holdings Ltd	3,634
35,927		LIG Insurance Co Ltd	738
698,125		Lincoln National Corp	40,114
190,641		Loews Corp	7,784
334,230		Maiden Holdings Ltd	4,957
2,919,737		Manulife Financial Corp	49,586
17,458	*	Markel Corp	13,425
3,314,637		Marsh & McLennan Cos, Inc	185,918
275,915		MAX India Ltd	1,901
266,052	*	MBIA, Inc	2,474
171,195		Meadowbrook Insurance Group, Inc	1,455
3,567,982	*	Medibank Pvt Ltd	6,293
264,035		Mediolanum S.p.A.	2,129
47,759		Menorah Mivtachim Holdings Ltd	438
661,465		Mercuries & Associates Holding Ltd	490
960,202	*	Mercuries Life Insurance Co Lt	543
32,935		Mercury General Corp	1,902
121,653		Meritz Fire & Marine Insurance Co Ltd	1,249
7,188,596		Metlife, Inc	363,384
1,062,583		Metropolitan Holdings Ltd	2,875
940,947		Migdal Insurance Holdings Ltd	1,165
958,854		Mitsui Sumitomo Insurance Group Holdings, Inc	26,844
131,094		Montpelier Re Holdings Ltd	5,039
624,600	*	MPHB Capital BHD	330
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
121,731		Muenchener Rueckver AG.	$26,158
144,902		National General Holdings Corp	2,710
30,396		National Interstate Corp	854
7,902		National Western Life Insurance Co (Class A)	2,010
43,563	*	Navigators Group, Inc	3,391
1,044,504		New China Life insurance Co Ltd	5,816
1,188,199		NKSJ Holdings, Inc	36,939
130,586	*	NN Group NV	3,702
3,173,982	e	Old Mutual plc	10,419
209,485		Old Republic International Corp	3,130
141,542		OneBeacon Insurance Group Ltd (Class A)	2,153
176,633		PartnerRe Ltd	20,194
217,908		Partnership Assurance Group plc	457
1,850	*	Patriot National, Inc	24
12,243,805		People’s Insurance Co Group of China Ltd	6,212
19,292	*	Phoenix Cos, Inc	964
537,617		Phoenix Group Holdings	6,468
119,814		Phoenix Holdings Ltd	349
11,448,802		PICC Property & Casualty Co Ltd	22,604
4,296,450		Ping An Insurance Group Co of China Ltd	51,543
382,404		Porto Seguro S.A.	4,284
594,406	e	Power Corp Of Canada	15,731
521,346	e	Power Financial Corp	15,432
147,858		Powszechny Zaklad Ubezpieczen S.A.	19,078
180,546		Primerica, Inc	9,190
741,055		Principal Financial Group	38,068
126,729		ProAssurance Corp	5,818
357,288		Progressive Corp	9,718
2,800,638		Prudential Financial, Inc	224,919
6,063,589		Prudential plc	150,471
56,756,000		PT Panin Insurance Tbk	3,429
105,026,800	*	PT Panin Life Tbk	2,709
1,515,539		QBE Insurance Group Ltd	14,981
204,600	*,e	Qualitas Controladora SAB de C.V.	366
378,156		Reinsurance Group of America, Inc (Class A)	35,240
236,849		RenaissanceRe Holdings Ltd	23,621
1,602,769		Resolution Ltd	9,812
147,672	e	RLI Corp	7,740
671,215		RMI Holdings	2,556
250,904	*	RSA Insurance Group plc	1,564
45,180		Safety Insurance Group, Inc	2,700
1,163,025		Sampo Oyj (A Shares)	58,661
37,111		Samsung Fire & Marine Insurance Co Ltd	8,948
118,034		Samsung Life Insurance Co Ltd	10,271
4,967,919		Sanlam Ltd	32,017
364,523		SCOR	12,295
236,525		Selective Insurance Group, Inc	6,871
6,347,955		Shin Kong Financial Holding Co Ltd	1,803
237,000		Shinkong Insurance Co Ltd	186
749,095		Societa Cattolica di Assicurazioni SCRL	6,517
360,692		Sony Financial Holdings, Inc	5,802
728,604		St. James’s Place plc	10,077
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
37,862		Stancorp Financial Group, Inc	$2,597
1,370,082		Standard Life plc	9,627
56,771		State Auto Financial Corp	1,379
13,674	e	State National Cos, Inc	136
754,789	e	Steadfast Group Ltd	870
73,809		Stewart Information Services Corp	3,000
456,464	*	Storebrand ASA	1,659
173,533		Sul America SA	773
920,623	e	Sun Life Financial, Inc	28,370
1,002,010		Suncorp-Metway Ltd	10,275
21,941		Swiss Life Holding	5,420
1,271,407		Swiss Re Ltd	122,637
107,600		Syarikat Takaful Malaysia BHD	377
261,251		Symetra Financial Corp	6,129
1,801,142		T&D Holdings, Inc	24,741
238,000		Taiwan Fire & Marine Insurance Co	171
1,480,409	*	Taiwan Life Insurance Co Ltd	1,231
3,027,100	*	Thai Reinsurance PCL	264
2,305,040	*	Third Point Reinsurance Ltd	32,616
1,298,668		Tokio Marine Holdings, Inc	49,021
140,175		Tong Yang Life Insurance	1,465
231,586	*	Topdanmark AS	6,929
160,287	e	Torchmark Corp	8,803
638,629		Travelers Cos, Inc	69,055
26,071	e	TrygVesta AS	3,066
300,500		Tune Ins Holdings BHD	162
987,200		Unipol Gruppo Finanziario S.p.A	5,241
810,945		Unipol Gruppo Finanziario S.p.A (Priv)	4,294
277,778		Uniqa Versicherungen AG.	2,514
31,703	*	United America Indemnity Ltd	880
73,381		United Fire & Casualty Co	2,331
145,352	e	United Insurance Holdings Corp	3,270
83,776		Universal Insurance Holdings, Inc	2,144
204,884		UnumProvident Corp	6,911
153,801		Validus Holdings Ltd	6,475
54,425		Vittoria Assicurazioni S.p.A.	568
110,281		W.R. Berkley Corp	5,570
6,985		White Mountains Insurance Group Ltd	4,781
44,186		Wiener Staedtische Allgemeine Versicherung AG.	1,956
1,572		Willis Group Holdings plc	76
3,457,763		XL Capital Ltd	127,246
306,854		Zurich Financial Services AG.	103,717
		TOTAL INSURANCE	5,329,315

MATERIALS - 4.9%
97,015		A. Schulman, Inc	4,676
1,370,516		Acerinox S.A.	23,053
775,083		ACHEM Technology Corp	462
126,000		Achilles Corp	157
59,909		Acron JSC (GDR)	210
46,912		Adana Cimento	121
84,600		ADEKA Corp	1,093
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
459,174	e	Adelaide Brighton Ltd	$1,581
253,004		Aeci Ltd	2,503
12,129	*	AEP Industries, Inc	668
166,144		African Barrick Gold Ltd	644
163,870		African Oxygen Ltd	184
101,588		African Rainbow Minerals Ltd	826
182,046		Agnico-Eagle Mines Ltd	5,058
220,116	e	Agrium, Inc	22,941
371,000		Aichi Steel Corp	1,761
245,100	*	Ainsworth Lumber Co Ltd	675
202,119		Air Liquide	26,021
158,150		Air Products & Chemicals, Inc	23,925
117,422		Air Water, Inc	2,097
113,183		Airgas, Inc	12,010
27,565		AK Holdings, Inc	2,437
584,561	*,e	AK Steel Holding Corp	2,613
71,472		Akcansa Cimento AS	480
8,236		Akzo Nobel India Ltd	184
886,159		Akzo Nobel NV	67,002
127,287		Alamos Gold, Inc	746
3,150,079		Albemarle Corp	166,450
2,985,241		Alcoa, Inc	38,569
455,779		Alent plc	2,525
26,823		Alexandria Mineral Oils Co	176
174,363		Allegheny Technologies, Inc	5,233
325,186		Altri SGPS S.A.	1,390
3,249,722		Alumina Ltd	3,955
4,773,171	*,e	Aluminum Corp of China Ltd	2,382
7,498	g	AMAG Austria Metall AG.	261
965,071		Ambuja Cements Ltd	3,937
3,030,558		Amcor Ltd	32,290
97,553	e	American Vanguard Corp	1,036
28,155		Ampco-Pittsburgh Corp	492
3,729,000		AMVIG Holdings Ltd	1,664
320,177		Anadolu Cam Sanayii AS	219
981,725		Anatolia Minerals Development Ltd	2,124
1,023,769		Anglo American plc (London)	15,290
62,156	*	Anglo Platinum Ltd	1,522
444,039	*	AngloGold Ashanti Ltd	4,187
1,478,291	e	Anhui Conch Cement Co Ltd	5,582
756,985		Antofagasta plc	8,189
198,657	*,e	APERAM	7,969
34,880		Aptargroup, Inc	2,216
190,777		Arabian Cement Co	425
387,999	e	ArcelorMittal	3,640
136,804	*,e	Argonaut Gold, Inc	190
285,643		Arkema	22,622
25,874		Asahi Holdings, Inc	443
2,044,044		Asahi Kasei Corp	19,520
177,067	*,e	Asanko Gold, Inc	252
361,418		Ashland, Inc	46,012
1,170,000	e	Asia Cement China Holdings Corp	631
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,164		Asia Cement Co Ltd	$128
5,099,635		Asia Cement Corp	6,407
121,574		Asia Plastic Recycling Holding Ltd	119
252,500		Asia Polymer	170
419,011		Asian Paints Ltd	5,436
30,385		Associated Cement Co Ltd	759
36,033	e	Assore Ltd	394
795,000		Atlas Consolidated Mining & Development	157
940,489	e	Atlas Iron Ltd	93
7,302		Atul Ltd	132
14,513	*,e	Auriga Industries (Class B)	652
34,363		Aurubis AG.	1,941
122,924		Avery Dennison Corp	6,504
231,964	*	Axalta Coating Systems Ltd	6,407
1,523,897		Axiall Corp	71,532
885,665	*	B2Gold Corp	1,322
124,841		Balchem Corp	6,914
507,056		Ball Corp	35,818
1,220,279		Barrick Gold Corp (Canada)	13,344
1,005,228		BASF AG.	99,513
8,644		BASF India Ltd	155
35,355		Baticim Bati Anadolu Cimento Sanayii AS	93
17,224		Bayer CropScience Ltd	913
8,966,449		BBMG Corp	8,284
155,669	e	BC Iron Ltd	43
39,552		Bekaert S.A.	1,066
53,916		Bemis Co, Inc	2,497
906,200		Bengang Steel Plates Co	361
257,835		Berger Paints India Ltd	860
5,836,016	*	Berry Plastics Group, Inc	211,205
5,135,402		BHP Billiton Ltd	119,367
5,695,477		BHP Billiton plc	124,989
905,261		Billerud AB	14,581
63,700	*,e	Bio Pappel SAB de C.V.	89
137,500	e	Bloomage Biotechnology Corp Ltd	268
563,928		BlueScope Steel Ltd	1,787
7,972		BNG Steel Co Ltd	105
106,986	*	Boise Cascade Co	4,008
1,837,023		Boliden AB	36,391
2,520,218		Boral Ltd	12,217
231,250		Borregaard ASA	1,708
47,043		Borusan Mannesmann Boru Sanayi	127
197,499	*	Boryszew S.A.	325
26,428	*	BRAAS Monier Building Group S.A.	674
223,967		Bradespar S.A.	743
159,996		Braskem S.A.	551
1,042,128	*,e	Brockman Mining Ltd	33
65,246		Brush Engineered Materials, Inc	2,507
77,354	e	Buzzi Unicem S.p.A.	1,158
43,631		Buzzi Unicem S.p.A. RSP	412
5,600		C Uyemura & Co Ltd	278
177,396		Cabot Corp	7,983
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
174,938		Calgon Carbon Corp	$3,686
34,108		Canam Group, Inc	334
192,764	e	Canexus Corp	233
253,724	*	Canfor Corp	5,078
80,817		Canfor Pulp Products, Inc	955
7,359		CAP S.A.	25
349,437	*	Capstone Mining Corp	334
92,131		Carpenter Technology Corp	3,582
172,830		Cascades, Inc	1,041
68,147	*,e	Castle (A.M.) & Co	249
100,137		CCL Industries	11,266
156,399		Celanese Corp (Series A)	8,736
172,199	e	Cementir S.p.A.	1,289
414,368		Cementos Argos S.A.	1,359
180,205	*	Cemex Latam Holdings S.A.	936
24,581,992	*,e	Cemex S.A. de C.V.	23,319
1,392,279	*,e	Cemex SAB de C.V. (ADR)	13,185
1,150,494		Centamin plc	979
673,533		Centerra Gold, Inc	3,286
178,364	*,e	Century Aluminum Co	2,461
1,165,000		Century Sunshine Ecological Technology Holdings Ltd	98
15,516		Century Textile & Industries Ltd	158
169,106		CF Industries Holdings, Inc	47,972
20,923		Chase Corp	915
265,992	*	Chemtura	7,259
1,575,560		Cheng Loong Corp	624
475,925		Chia Hsin Cement Corp	210
1,809,795		China BlueChemical Ltd	691
1,920,000	*	China Daye Non-Ferrous Metals Mining Ltd	55
172,000		China Hi-ment Corp	430
997,000	*	China Manmade Fibers Corp	344
675,372		China Metal Products	678
3,613,200	*,e,m	China Metal Recycling Holdings Ltd	5
6,117,248	e	China National Building Material Co Ltd	6,085
2,459,000		China National Materials Co Ltd	694
2,211,078	*	China Petrochemical Development Corp	780
3,418,000	*,e	China Precious Metal Resources Holdings Co Ltd	281
1,098,000	*	China Rare Earth Holdings Ltd	175
7,664,058		China Resources Cement Holdings Ltd	4,332
1,639,000	e	China Sanjiang Fine Chemicals	496
8,283,200	e	China Shanshui Cement Group Ltd	5,779
117,000		China Steel Chemical Corp	555
14,760,242		China Steel Corp	12,253
247,000		China Synthetic Rubber Corp	256
1,232,000		China Vanadium Titano-Magnetite Mining Co Ltd	108
768,000	*	China Zhongsheng Resources Holdings Ltd	36
630,000	*	Chongqing Iron & Steel Co Ltd	149
107,158		Christian Hansen Holding	4,920
52,000		Chugoku Marine Paints Ltd	470
1,069,328		Chun Yuan Steel	391
815,720	*	Chung Hung Steel Corp	184
57,950	*	Chung Hwa Pulp Corp	17
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
442,444	e	Cia de Minas Buenaventura S.A. (ADR) (Series B)	$4,482
609,768		Cia Siderurgica Nacional S.A.	1,037
54,845		Ciech S.A.	784
152,933		Cimsa Cimento Sanayi Ve Tica	899
1,208,000	*	Citic Dameng Holdings	123
2,615,115		Clariant AG.	52,183
62,100	*	Clearwater Paper Corp	4,055
1,290,504	e	Cliffs Natural Resources, Inc	6,207
469,044	*,e	Coeur d’Alene Mines Corp	2,209
439,480		Commercial Metals Co	7,115
86,132	*,m	Companhia Vale do Rio Doce	0	^
312,929		Compass Minerals International, Inc	29,168
400,786	*	Constellium NV	8,144
107,366		Coromandel International Ltd	460
667,000		CPMC Holdings Ltd	351
3,062,813		CRH plc	80,101
389,387		Croda International plc	15,793
95,145	*,e	Cronus Resources Ltd	145
1,713,460	*	Crown Holdings, Inc	92,561
1,721,101		CSR Ltd	5,261
173,780	*,e,m	Cudeco Ltd	165
706,327		Cytec Industries, Inc	38,170
3,798,500		D&L Industries Inc	1,702
671,207		Daicel Chemical Industries Ltd	8,000
290,000		Daido Steel Co Ltd	1,298
63,000		Daiken Corp	142
164,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	847
855,845		Dainippon Ink and Chemicals, Inc	2,488
251,872		Daio Paper Corp	2,158
72,000		Daiso Co Ltd	252
137,300	*	Danhua Chemical Technology Co Ltd	79
18,091		DC Chemical Co Ltd	1,681
31,334		DCM Shriram Ltd	54
29,836		Deltic Timber Corp	1,977
1,406,000		Denki Kagaku Kogyo KK	5,539
170,146	*	Detour Gold Corp	1,444
336,207	*	Dominion Diamond Corp	5,744
52,181		Domtar Corp	2,412
48,784		Dongkuk Steel Mill Co Ltd	263
748,000		Dongpeng Holdings Co Ltd	289
87,026		Dongsung Finetec Co Ltd	615
4,316,000	e	Dongyue Group	1,558
4,548,551		Dow Chemical Co	218,239
350,000		Dowa Holdings Co Ltd	2,989
1,295,135		DS Smith plc	6,613
45,960		DSM NV	2,562
2,421,161		Du Pont (E.I.) de Nemours & Co	173,040
388,871		DuluxGroup Ltd	1,892
99,350	*	Dundee Precious Metals, Inc	213
52,638		Eagle Materials, Inc	4,398
402,722		Eastman Chemical Co	27,893
245,237		Ecolab, Inc	28,050
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
111,222		EID Parry India Ltd	$312
178,161	*	El Ezz Steel Co	323
634,837		Eldorado Gold Corp	2,912
469,474		Elementis plc	2,017
2,358,742		Empresas CMPC S.A.	6,465
11,390		EMS-Chemie Holding AG.	4,632
849,942		Ence Energia y Celulosa S.A.	3,122
443,038	*	Endeavour Mining Corp	206
83,577	*,e	Endeavour Silver Corp	158
587,800		Engro Chemical Pakistan Ltd	1,481
21,379	*,e	Eramet	1,954
2,932,936		Eregli Demir ve Celik Fabrikalari TAS	4,558
2,096,830		Essentra plc	30,823
1,574,990		Eternal Chemical Co Ltd	1,686
326,200		Eternit S.A.	305
43,151		Eugene Corp	189
363,602		Everlight Chemical Industrial Corp	344
2,137,944		Evolution Mining Ltd	1,374
328,604		Evonik Industries AG.	11,698
372,865		Evraz plc	1,035
352,750		Feng Hsin Iron & Steel Co	442
78,000		Ferbasa-Ferro Ligas DA Bahia	169
623,295		Ferrexpo plc	585
249,012	*	Ferro Corp	3,125
236,552	*	Fibria Celulose S.A.	3,350
29,982		Finolex Industries Ltd	136
117,198	*,e	First Majestic Silver Corp	632
541,530		First Quantum Minerals Ltd	6,563
1,616,257	e	Fletcher Building Ltd	10,151
149,922	*,e	Flotek Industries, Inc	2,210
281,450		FMC Corp	16,113
3,723,690		Formosa Chemicals & Fibre Corp	8,526
5,140,088		Formosa Plastics Corp	12,453
313,000		Formosan Rubber Group, Inc	317
5,489,231	e	Fortescue Metals Group Ltd	8,126
423,872	*	Fortuna Silver Mines, Inc	1,600
2,376,451	e	Fosun International	4,598
24,700		FP Corp	896
369,423	e	Franco-Nevada Corp	17,903
2,111,364		Freeport-McMoRan Copper & Gold, Inc (Class B)	40,010
153,017		Fresnillo plc	1,545
38,620		Frutarom Industries Ltd	1,444
62,370		Fuchs Petrolub AG. (Preference)	2,488
2,770,200		Fufeng Group Ltd	1,681
20,952		Fuji Seal International, Inc	582
16,300		Fujimi, Inc	281
22,400		Fujimori Kogyo Co Ltd	663
1,504,000	e	Furukawa-Sky Aluminum Corp	4,134
1,935,800	e	Fushan International Energy Group Ltd	395
118,795		FutureFuel Corp	1,220
14,545,600	*	G Steel PCL	49
247,170	*,e	Gabriel Resources Ltd	74
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
284,577	e	Gammon Gold, Inc	$786
99,687	*	Gem Diamonds Ltd	203
2,614,307		Gerdau S.A. (Preference)	8,322
9,510		Givaudan S.A.	17,181
135,719		Glatfelter	3,736
833,398	*	Gleichen Resources Ltd	691
11,429,602		Glencore Xstrata plc	48,253
182,721		Globe Specialty Metals, Inc	3,457
394,192		Gloria Material Technology Corp	259
102,000	e	Godo Steel Ltd	152
93,747		Godrej Industries Ltd	518
805,040		Gold Fields Ltd	3,339
114,999	*,e	Gold Resource Corp	367
1,259,385		Goldcorp, Inc	22,790
8,617,418	*	Goldsun Development & Construction Co Ltd	2,907
3,606,000		Grand Pacific Petrochemical	2,036
2,569,407		Graphic Packaging Holding Co	37,359
605,755	*,m	Great Basin Gold Ltd	5
181,000		Great China Metal Industry	195
2,489,000	e	Greatview Aseptic Packaging Co	1,290
30,126		Greif, Inc (Class A)	1,183
23,369,560	*,e	G-Resources Group Ltd	683
493,738		Grupo Argos S.A.	3,160
182,836		Grupo Argos S.A.(Preference)	1,191
9,064,330		Grupo Mexico S.A. de C.V. (Series B)	26,771
90,400	*,e	Grupo Simec SAB de C.V.	247
75,910		Gubre Fabrikalari TAS	187
34,748		Gujarat Flourochemicals	392
1,584	*,m	Gunns Ltd (Forest)	0	^
137,577	*	Guyana Goldfields, Inc	320
12,850	*	H&R WASAG AG.	82
138,419		H.B. Fuller Co	5,934
35,276		Han Kuk Carbon Co Ltd	234
11,313		Hanil Cement Manufacturing	1,859
7,656		Hansol Chemical Co Ltd	364
27,695		Hansol Paper Co	218
111,765		Hanwha Chemical Corp	1,466
40,783		Hanwha Corp	1,332
411,699	*,e	Harmony Gold Mining Co Ltd	711
36,907	e	Hawkins, Inc	1,402
43,520		Haynes International, Inc	1,941
430,643	*	Headwaters, Inc	7,898
1,217,435	e	Hecla Mining Co	3,628
68,975		HeidelbergCement AG.	5,455
63,563		Hexpol AB (Series B)	6,400
1,149,053		Hindalco Industries Ltd	2,368
139,182		Hitachi Chemical Co Ltd	2,972
823,024		Hitachi Metals Ltd	12,614
601,837		Ho Tung Chemical Corp	176
195,119	*,e	Hochschild Mining plc	257
597,829	e	Hokuetsu Paper Mills Ltd	2,677
596,947		Holcim Ltd	44,474
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
50,178		Holmen AB (B Shares)	$1,693
17,809		Honam Petrochemical Corp	3,254
1,704,000	*	Honbridge Holdings Ltd	328
183,677	*,e	Horsehead Holding Corp	2,325
2,340,000		Huabao International Holdings Ltd	1,740
570,300		Hubei Sanonda Co Ltd	689
19,621		Huchems Fine Chemical Corp	452
238,207		HudBay Minerals, Inc	1,948
203,474		Huhtamaki Oyj	6,329
202,361		Huntsman Corp	4,486
25,077		Hyosung Corp	1,956
52,870		Hyundai Hysco	3,031
219,250		Hyundai Steel Co	14,391
378,013	*	IAMGOLD Corp	704
33,100	e	Ihara Chemical Industry Co Ltd	484
370,136		Iluka Resources Ltd	2,386
42,124	*	IMCD Group NV	1,419
59,770		Imerys S.A.	4,386
539,571	*	Impala Platinum Holdings Ltd	2,609
44,558	*	Imperial Metals Corp	433
2,280,789		Incitec Pivot Ltd	7,045
863,840		Independence Group NL	3,430
129,346		India Cements Ltd	178
1,192,378		Indorama Ventures PCL (Foreign)	952
132,000	*,e	Industrias CH SAB de C.V.	540
135,120	e	Industrias Penoles S.A. de C.V.	2,351
763,170		Inner Mongolia Eerduosi Resourses Co Ltd	695
116,806		Innophos Holdings, Inc	6,583
98,824		Innospec, Inc	4,584
174,182	*	Interfor Corp	2,634
135,288		International Flavors & Fragrances, Inc	15,883
520,654		International Paper Co	28,891
158,837		Intertape Polymer Group, Inc	2,198
193,299	*,e	Intrepid Potash, Inc	2,233
1,354,000	*	IRC Ltd	65
316,000	*	Ishihara Sangyo Kaisha Ltd	305
342,006		Israel Chemicals Ltd	2,429
1,930		Israel Corp Ltd	672
193,875		Italcementi S.p.A.	1,545
7,132		Italmobiliare S.p.A.	233
15,662		Italmobiliare S.p.A. RSP	333
549,300	*	Ivanhoe Mines Ltd	399
67,436	*	Izmir Demir Celik Sanayi AS	59
31,459	*,m	Jacana Minerals Ltd	6
357,725		James Hardie Industries NV	4,138
33,000	e	Japan Pile Corp	188
52,548	*	Jastrzebska Spolka Weglowa S.A.	239
254,000		Jaya Tiasa Holdings BHD	114
1,045,646		JFE Holdings, Inc	23,081
6,115,230		Jiangxi Copper Co Ltd	11,366
55,922		Jindal Saw Ltd	59
445,635		Jindal Steel & Power Ltd	1,117
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
169,938	*,e	Jinshan Gold Mines, Inc	$199
17,223		JK Cement Ltd	184
27,652		JK Lakshmi Cement Ltd	159
260,752		Johnson Matthey plc	13,065
13,300		JSP Corp	247
269,265		JSR Corp	4,663
107,323		JSW Steel Ltd	1,556
308,299		K&S AG.	10,045
61,684	e	Kaiser Aluminum Corp	4,743
222,638		Kaneka Corp	1,565
333,424		Kansai Paint Co Ltd	6,068
339,441		Kapstone Paper and Packaging Corp	11,147
452,680	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	419
818,730	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	529
1,089		Kartonsan Karton Sanayi	92
268,367	*,e	KAZ Minerals plc	852
102,984		Kemira Oyj	1,275
439,681		KGHM Polska Miedz S.A.	13,896
318,000		Kian Joo Can Factory BHD	264
1,722,087	*	Kinross Gold Corp	3,821
7,284		KISCO Corp	206
15,537		KISWIRE Ltd	727
406,468		Klabin S.A.	2,318
2,351,500		Klabin S.A. (Preference)	2,682
31,724		KMG Chemicals, Inc	848
44,000		Koatsu Gas Kogyo Co Ltd	224
9,256,798		Kobe Steel Ltd	17,073
34,028		Kolon Corp	979
55,379		Kolon Industries, Inc	2,497
35,000		Konishi Co Ltd	591
1,031		Konya Cimento Sanayii	109
56,986		Koppers Holdings, Inc	1,121
12,660		Korea Kumho Petrochemical	894
20,915		Korea Petrochemical Ind Co Ltd	2,052
21,056		Korea Zinc Co Ltd	8,051
430,012		Koza Altin Isletmeleri AS	4,653
170,310	*	Koza Anadolu Metal Madencilik Isletmeleri AS	137
915		KPX Chemical Co Ltd	48
111,641	*	Kraton Polymers LLC	2,256
102,399		Kronos Worldwide, Inc	1,295
12,445		Kukdo Chemical Co Ltd	568
112,798	e	Kumba Iron Ore Ltd	1,448
46,000		Kumiai Chemical Industry Co Ltd	379
76,389		Kuraray Co Ltd	1,034
420,000	e	Kureha CORP	1,800
89,000		Kurimoto Ltd	170
75,300		Kyoei Steel Ltd	1,272
200,556	e	Labrador Iron Ore Royalty Corp	2,139
871,420		Lafarge Malayan Cement BHD	2,318
226,372		Lafarge S.A.	14,717
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
435,300	*	Lake Shore Gold Corp	$354
865,577		Lanxess AG.	46,036
424,000		Lee & Man Holding Ltd	205
2,332,038	e	Lee & Man Paper Manufacturing Ltd	1,128
526,448		LEE Chang Yung Chem IND Corp	280
7,902	e	Lenzing AG.	532
73,859		LG Chem Ltd	14,993
9,711		LG Chem Ltd (Preference)	1,327
365,938		Linde AG.	74,413
51,600		Lintec Corp	1,227
6,177		Lion Chemtech Co Ltd	99
18,611		Lock & Lock Co Ltd	215
1,420,901		Long Chen Paper Co Ltd	597
456,829	*,e	Lonmin plc	794
7,297,602	*,a,e	Louisiana-Pacific Corp	120,483
67,481	*	LSB Industries, Inc	2,789
714,309		Lucara Diamond Corp	1,004
476,000		Luks Group Vietnam Holdings Ltd	153
657,910	*,e	Lundin Mining Corp	2,654
1,090,610		LyondellBasell Industries AF S.C.A	95,756
87,360		Madras Cements Ltd	427
62,475	*	MAG. Silver Corp	387
183,000		Magnesita Refratarios S.A.	134
39,837		Maharashtra Seamless Ltd	125
85,878		Major Drilling Group International	466
1,359,500		Maple Leaf Cement Factory Ltd	641
98,461		Mardin Cimento Sanayii	183
35,037	*,e	Marrone Bio Innovations, Inc	136
73,641	e	Martin Marietta Materials, Inc	10,295
39,024	e	Maruichi Steel Tube Ltd	924
17,807		Mayr-Melnhof Karton AG.	1,838
185,210		MeadWestvaco Corp	9,236
1,509,124		Merafe Resources Ltd	98
548,357		Metals X Ltd	500
1,139,152		Metalurgica Gerdau S.A.	3,858
167,159	e	Methanex Corp	8,950
1,042,584	e	Mexichem SAB de C.V.	2,723
1,086,000	e	Midas Holdings Ltd	237
612,222	*,e	Minera Frisco SAB de C.V.	660
110,479		Minerals Technologies, Inc	8,076
8,052		Miquel y Costas & Miquel S.A.	286
2,065,565		Mitsubishi Chemical Holdings Corp	11,991
336,158		Mitsubishi Gas Chemical Co, Inc	1,654
1,578,693		Mitsubishi Materials Corp	5,305
317,000	*	Mitsubishi Paper Mills Ltd	227
481,000		Mitsubishi Steel Manufacturing Co Ltd	1,012
677,066		Mitsui Chemicals, Inc	2,171
930,000		Mitsui Mining & Smelting Co Ltd	2,115
155,372	*,e	Mittal Steel South Africa Ltd	242
1,511,170		MMC Norilsk Nickel (ADR)	26,937
4,624,000	e	MMG Ltd	1,525
71,169		MOIL Ltd	314
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
184,810		Mondi Ltd	$3,535
998,580		Mondi plc	19,190
12,981	*,m	Mongolian Metals Corporation	0	^
1,281,819		Monsanto Co	144,256
3,197		Monsanto India Ltd	146
14,568		Moorim P&P Co Ltd	60
623,737		Mosaic Co	28,729
695,573	e	Mount Gibson Iron Ltd	116
200,330		Mpact Ltd	710
459,539	e	M-real Oyj (B Shares)	2,818
74,314		Myers Industries, Inc	1,303
109,124	*	Mytilineos Holdings S.A.	653
531,194	*,m	Nagarjuna Fertilizers & Chemicals	67
187,000	*	Nakayama Steel Works Ltd	143
105,709		Namhae Chemical Corp	867
623,042		Nampak Ltd	2,087
5,838,813		Nan Ya Plastics Corp	12,948
299,474		Nantex Industry Co Ltd	164
78,921		Neenah Paper, Inc	4,936
26,800		Neturen Co Ltd	198
465,797		Nevsun Resources Ltd	1,570
694,384	*	New Gold, Inc	2,330
1,424,068	*	Newcrest Mining Ltd	14,362
50,790		NewMarket Corp	24,267
922,370		Newmont Mining Corp	20,025
2,109,075		Nickel Asia Corp	1,130
122,200		Nihon Nohyaku Co Ltd	1,222
87,748		Nihon Parkerizing Co Ltd	1,061
2,348,684		Nine Dragons Paper Holdings Ltd	1,469
265,500	*	Nippon Denko Co Ltd	636
158,000		Nippon Kayaku Co Ltd	1,978
2,433,100		Nippon Light Metal Holdings Co Ltd	3,604
327,932	e	Nippon Paint Co Ltd	11,988
490,900	e	Nippon Paper Industries Co Ltd	7,377
230,000		Nippon Shokubai Co Ltd	3,367
289,000		Nippon Soda Co Ltd	1,677
6,990,572		Nippon Steel Corp	17,577
47,810		Nippon Synthetic Chemical Industry Co Ltd	317
131,000		Nippon Valqua Industries Ltd	340
121,600	*,e	Nippon Yakin Kogyo Co Ltd	240
130,900		Nissan Chemical Industries Ltd	2,705
319,300	e	Nisshin Steel Holdings Co Ltd	3,985
135,000		Nittetsu Mining Co Ltd	499
315,163		Nitto Denko Corp	21,045
145,921		NOF Corp	1,082
157,920		Noranda Aluminium Holding Corp	469
229,233	e	Norbord, Inc	4,825
4,442,999		Norsk Hydro ASA	23,354
7,810,000	*	North Mining Shares Co Ltd	363
408,512	*	Northam Platinum Ltd	1,544
532,636	e	Northern Star Resources Ltd	921
388,864	*	Novagold Resources, Inc	1,145
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,574		Novolipetsk Steel (GDR)	$61
482,380		Novozymes AS	22,020
667,349		Nucor Corp	31,719
1,079,032	e	Nufarm Ltd	5,445
281,142		Nuplex Industries Ltd	672
1,086,273	*,e	Nyrstar	4,261
86,450	*,m	Nyrstar (Strip VVPR)	0	^
156,000	*	Ocean Plastics Co Ltd	187
849,636		OceanaGold Corp	1,617
72,873	*	OCI NV	2,255
704,143		OJI Paper Co Ltd	2,881
119,000		Okamoto Industries, Inc	455
264,897	e	Olin Corp	8,487
31,569	e	Olympic Steel, Inc	425
117,997		OM Group, Inc	3,543
77,131		Omnia Holdings Ltd	1,097
122,873	*	Omnova Solutions, Inc	1,048
12,387,361		OneSteel Ltd	1,592
603,056	e	Orica Ltd	9,158
476,600		Oriental Union Chemical Corp	420
1,457,421		Orora Ltd	2,512
13,700		Osaka Steel Co Ltd	243
211,789	e	Osisko Gold Royalties Ltd	2,799
188,465	*,e	Outokumpu Oyj	1,498
920,000		Overseas Chinese Town Asia Holdings Ltd	469
177,939	*	Owens-Illinois, Inc	4,150
1,524,294		Oxiana Ltd	4,545
133,507	e	Pacific Metals Co Ltd	363
13,800		Pack Corp	298
1,021,324		Packaging Corp of America	79,857
526,899		Pact Group Holdings Ltd	1,690
170,921		Pan American Silver Corp	1,501
530,848	e	Pan Australian Resources Ltd	691
130,527		Papeles y Cartones de Europa S.A.	708
354,500	*	Paranapanema S.A.	328
1,059,319		Park Elektrik Madencilik Sanayi Ve Ticaret AS	1,405
112,002		Petkim Petrokimya Holding	149
391,004	*	Petra Diamonds Ltd	1,054
3,276,263		Petronas Chemicals Group BHD	4,979
76,049		PI Industries Ltd	737
264,041	*,m	Pike River Coal Ltd	0	^
193,026	*	Platform Specialty Products Corp	4,953
275,011		PolyOne Corp	10,272
6,796		Poongsan	251
98,967		Poongsan Corp	2,202
531,079		Portucel Empresa Produtora de Pasta e Papel S.A.	2,374
129,135		POSCO	28,225
5,532		POSCO Refractories & Environment Co Ltd	702
1,617,841	e	Potash Corp of Saskatchewan	52,155
997,840	e	PPC Ltd	1,508
1,001,205		PPG Industries, Inc	225,812
378,856		Praxair, Inc	45,743
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
148,708	*,e	Premier Gold Mines Ltd	$288
1,477,200		Press Metal BHD	1,317
96,679	*,e	Pretium Resources, Inc	487
169,600	*	Primero Mining Corp	572
77,220	*	Prism Cement Ltd	124
2,906,500		PT Aneka Tambang Tbk	192
5,566,400	*	PT Hanson International Tbk	321
1,603,520		PT Indocement Tunggal Prakarsa Tbk	2,686
4,250,200	*	PT Krakatau Steel Tbk	139
268,200		PT Semen Baturaja Persero Tbk	7
3,275,689		PT Semen Gresik Persero Tbk	3,415
2,661,657		PT Timah Tbk	193
9,971,400		PT Vale Indonesia Tbk	2,464
1,807,700	*	PT Wijaya Karya Beton Tbk	175
5,454,226		PTT Global Chemical PCL (Foreign)	8,758
24,240		Qatar National Cement Co	787
26,492		Qatari Investors Group	280
39,364		Quaker Chemical Corp	3,371
34,408		Rallis India Ltd	125
109,224		Randgold Resources Ltd	7,572
185,020	e	Rayonier Advanced Materials, Inc	2,757
337,560	e	Regis Resources Ltd	335
133,680		Reliance Steel & Aluminum Co	8,165
222,767	e	Rengo Co Ltd	943
638,790	*	Rentech, Inc	715
224,935	*	Resolute Forest Products	3,880
363,328		Rexam plc	3,114
22,293	e	RHI AG.	654
550,232	*	Rio Alto Mining Ltd	1,370
533,779		Rio Tinto Ltd	23,129
1,691,275		Rio Tinto plc	69,743
379,702		Rock-Tenn Co (Class A)	24,491
1,319,200	*	Romarco Minerals, Inc	448
47,666		Rotam Global Agrosciences Ltd	70
62,206	*,e	Royal Bafokeng Platinum Ltd	266
142,440	e	Royal Gold, Inc	8,989
555,363		RPC Group plc	4,768
850,395		RPM International, Inc	40,810
107,735	*,e	RTI International Metals, Inc	3,869
362,789	*	Rubicon Minerals Corp	329
26,815	*,e	Ryerson Holding Corp	171
21,224		Sa des Ciments Vicat	1,554
192,000		Sakai Chemical Industry Co Ltd	624
85,400		Sakata INX Corp	802
38,694		Salzgitter AG.	1,122
2,450		Sam Kwang Glass Ind Co Ltd	190
16,457		Samsung Fine Chemicals Co Ltd	614
285,031		San Fang Chemical Industry Co Ltd	364
99,270		Sandfire Resources NL	332
123,109	*,e	Sandstorm Gold Ltd	399
11,282	*	Sansung Life & Science Co Ltd	689
135,000		Sanyo Chemical Industries Ltd	1,061
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
311,000	*	Sanyo Special Steel Co Ltd	$1,302
903,301	*	Sappi Ltd	3,644
248,584		Satipel Industrial S.A.	678
597,149	*,e	Schmolz + Bickenbach AG.	590
90,657	e	Schnitzer Steel Industries, Inc (Class A)	1,438
155,200		Schweitzer-Mauduit International, Inc	7,158
142,500		Scientex BHD	261
120,476		Scotts Miracle-Gro Co (Class A)	8,092
38,893	*,e	Seabridge Gold, Inc	214
60,077		Seah Besteel Corp	1,804
1,576		SeAH Holdings Corp	242
13,559		SeAH Steel Corp	981
1,880,724		Sealed Air Corp	85,686
1,714,000		Sekisui Plastics Co Ltd	6,264
280,815	*	SEMAFO, Inc	847
134,071		Semapa-Sociedade de Investimento e Gestao	1,793
119,478	*,e	Senomyx, Inc	527
163,913		Sensient Technologies Corp	11,290
2,110,612		Sesa Sterlite Ltd	6,432
707,021		Severstal (GDR)	7,948
1,753,000		Shandong Chenming Paper Holdings Ltd	974
2,196,207		Shandong Chenming Paper Holdings Ltd (Class B)	1,323
323,300		Shanghai Chlor-Alkali Chemical Co Ltd	184
113,400		Shanghai Yaohua Pilkington Glass Co Ltd	76
399,000		Sheng Yu Steel Co Ltd	272
333,629		Sherritt International Corp	551
389,414		Sherwin-Williams Co	110,788
233,000	*	Shihlin Paper Corp	279
34,000		Shikoku Chemicals Corp	272
601,937		Shin-Etsu Chemical Co Ltd	39,299
97,800		Shin-Etsu Polymer Co Ltd	462
3,015,032		Shinkong Synthetic Fibers Corp	1,034
58,684		Shiny Chemical Industrial Co Ltd	83
4,758,000	*,e	Shougang Concord International Enterprises Co Ltd	215
2,541,000		Showa Denko KK	3,236
11,791		Shree Cement Ltd	2,037
5,100		Siam Cement PCL	80
460,616		Siam Cement PCL (Foreign)	7,219
38,480	*	Siam City Cement PCL	451
2,986,714		Sibanye Gold Ltd	6,369
168,017		Sigma-Aldrich Corp	23,228
1,131,000	*,m	Sijia Group Co	1
1,863		Sika AG.	6,670
168,054		Silgan Holdings, Inc	9,769
85,842	*	Silver Standard Resources, Inc	388
357,548		Silver Wheaton Corp	6,792
149,504	e	Silvercorp Metals, Inc	174
262,683	e	Sims Group Ltd	2,467
1,920,000	*	Sinofert Holdings Ltd	389
14,448,798		Sinopec Shanghai Petrochemical Co Ltd	5,386
290,497	*,e	Sirius Resources NL	598
29,196		SK Chemicals Co Ltd	1,671
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
109,329		SKC Co Ltd	$3,548
995,752		Smurfit Kappa Group plc	27,980
155,874		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,829
5,550		SODIFF Advanced Materials Co Ltd	472
249,478		Solar Applied Materials Technology Co	210
29,994		Solvay S.A.	4,336
112,916		Sonoco Products Co	5,133
221,034		South Valley Cement	185
306,000		Southeast Cement Co Ltd	163
1,989,167	e	Southern Copper Corp (NY)	58,044
216,337	*,e	Ssab Svenskt Stal AB (Series A)	1,065
186,530	*,e	Ssab Svenskt Stal AB (Series B)	829
17,238	*	Ssangyong Cement Industrial Co Ltd	252
1,275,107		Steel Dynamics, Inc	25,630
35,800		Stella-Jones, Inc	1,124
101,355		Stepan Co	4,222
327,059	*	Stillwater Mining Co	4,226
5,251		STO AG.	881
1,073,788		Stora Enso Oyj (R Shares)	11,041
1,255,221		Sumitomo Bakelite Co Ltd	5,582
3,016,511		Sumitomo Chemical Co Ltd	15,482
1,159,437		Sumitomo Metal Mining Co Ltd	16,946
613,193		Sumitomo Osaka Cement Co Ltd	1,884
88,000		Sumitomo Seika Chemicals Co Ltd	626
17,812	e	Sumitomo Titanium Corp	377
198,766		SunCoke Energy, Inc	2,970
4,450,000	*,e,m	Superb Summit International Group Ltd	729
494,400	*	Superblock PCL	33
37,598		Supreme Industries Ltd	428
455,456		Suzano Papel e Celulose S.A.	2,111
445,000		Swancor Ind Co Ltd	3,245
189,705		Symrise AG.	11,962
179,003		Syngenta AG.	60,812
1,388,526		Synthos S.A.	1,609
103,485	*,e	Syrah Resources Ltd	291
286,800		Ta Ann Holdings BHD	302
1,870,320		TA Chen Stainless Pipe	1,265
649		Taekwang Industrial Co Ltd	704
369,449	e	Tahoe Resources, Inc	4,049
89,989		Tahoe Resources, Inc (Toronto)	986
1,974,516		Taiheiyo Cement Corp	6,029
8,699,290		Taiwan Cement Corp	12,243
884,960		Taiwan Fertilizer Co Ltd	1,533
223,345		Taiwan Hon Chuan Enterprise Co Ltd	431
2,239,729		Taiwan Styrene Monomer	1,061
17,500		Taiyo Ink Manufacturing Co Ltd	615
253,033	e	Taiyo Nippon Sanso Corp	3,443
68,000		Takasago International Corp	308
117,000		Takiron Co Ltd	510
238,684	*	Taseko Mines Ltd	151
942,647		Tata Steel Ltd	4,778
1,276,000		TCC International Holdings Ltd	464
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,479		Technosemichem Co Ltd	$355
854,076		Teck Cominco Ltd	11,720
8,461,018		Teijin Ltd	28,707
28,796		Ten Cate NV	650
36,800		Tenma Corp	586
32,480	*	Tessenderlo Chemie NV	927
253,038	e	TFS Corp Ltd	339
207,753	*,e	Thompson Creek Metals Co, Inc (Toronto)	274
317,275		Thye Ming Industrial Co Ltd	395
328,661		ThyssenKrupp AG.	8,604
4,374,000	e	Tiangong International Co Ltd	711
87,992		TimkenSteel Corp	2,329
173,700	*,e	Timmins Gold Corp	119
45,245		Titan Cement Co S.A.	1,036
243,000		Toagosei Co Ltd	1,108
29,100	*,e	Toho Titanium Co Ltd	214
258,000		Toho Zinc Co Ltd	813
655,000		Tokai Carbon Co Ltd	1,840
1,822,000	e	Tokuyama Corp	3,818
74,000		Tokyo Ohka Kogyo Co Ltd	2,391
114,796	*	Tokyo Rope Manufacturing Co Ltd	182
102,800		Tokyo Steel Manufacturing Co Ltd	688
644,750		Ton Yi Industrial Corp	448
176,000		Topy Industries Ltd	408
429,572		Toray Industries, Inc	3,596
1,020,000		Tosoh Corp	5,138
676,000		Toyo Ink Manufacturing Co Ltd	3,163
39,800		Toyo Kohan Co Ltd	182
128,641		Toyo Seikan Kaisha Ltd	1,882
1,825,676		Toyobo Co Ltd	2,462
5,470,300		TPI Polene PCL	480
52,936	*	Trecora Resources	646
84,804		Tredegar Corp	1,705
160,876	*,e	Trinseo S.A.	3,185
210,997		Tronox Ltd	4,290
666,512		TSRC Corp	712
86,837		Tubacex S.A.	277
83,561	e	Tubos Reunidos S.A.	161
1,576,900		Tung Ho Steel Enterprise Corp	1,192
1,168,339	*	Turquoise Hill Resources Ltd	3,644
1,836,647		UBE Industries Ltd	2,874
22,486	*	UFP Technologies, Inc	512
56,435		Ultra Tech Cement Ltd	2,596
27,961		Umicore	1,168
10,353		Unid Co Ltd	596
13,466		United States Lime & Minerals, Inc	869
825,931	e	United States Steel Corp	20,153
371,040		Universal Cement Corp	349
26,975	*	Universal Stainless & Alloy	707
544,532		UPC Technology Corp	200
1,669,398		UPM-Kymmene Oyj	32,431
431,186		Uralkali (GDR)	5,742
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
37,295	*	US Concrete, Inc	$1,264
626,870		USI Corp	324
344,482	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	536
1,895,207		Vale S.A.	10,653
2,579,150		Vale S.A. (Preference)	12,485
199,878		Valspar Corp	16,796
93,363	e	Vedanta Resources plc	690
471		Vetropack Holding AG.	738
203,569		Victrex plc	5,654
236,040		Voestalpine AG.	8,634
47,661		Vulcan Materials Co	4,018
355,323	e	Wacker Chemie AG.	41,014
118,670		Wausau Paper Corp	1,131
7,412,000		West China Cement Ltd	1,118
165,502		West Fraser Timber Co Ltd	8,468
787,960		Western Areas NL	2,129
287,718	*,e,m	Western Desert Resources Ltd	2
1,518,690		Western Forest Products, Inc	2,362
421,258		Westlake Chemical Corp	30,305
5,585	*	WHX Corp	229
182,747	*	Worthington Industries, Inc	4,863
732,304	*	WR Grace & Co	72,403
723,000	*	Xinjiang Xinxin Mining Industry Co Ltd	132
1,557,048		Yamana Gold, Inc	5,581
8,512		Yamato Kogyo Co Ltd	205
319,471		Yara International ASA	16,220
41,391		Yeong Guan Energy Technology Group Co Ltd	246
1,258,000		Yeun Chyang Industrial Co Ltd	970
1,037,803		Yieh Phui Enterprise	314
1,424,270		Yingde Gases	1,062
522,000		Yip’s Chemical Holdings Ltd	294
110,000		Yodogawa Steel Works Ltd	436
4,858		Youlchon Chemical Co Ltd	50
986,500		Youyuan International Holdings Ltd	229
1,351,285		Yuen Foong Yu Paper Manufacturing Co Ltd	543
538,265		Yule Catto & Co plc	2,462
163,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	440
43,244		Zaklady Azotowe w Tarnowie-Moscicach S.A.	924
332,512		Zeon Corp	3,068
72,511		Zep, Inc	1,235
706,500	e	Zhaojin Mining Industry Co Ltd	376
28,295		Zignago Vetro S.p.A.	173
23,242,220	e	Zijin Mining Group Co Ltd	7,359
		TOTAL MATERIALS	6,127,532

MEDIA - 3.4%
1,801,370		ABS-CBN Holdings Corp (ADR)	2,530
14,400	e	Adways, Inc	117
64,713		AH Belo Corp (Class A)	533
176,711		Aimia, Inc	1,801
5,200,000	*,e,m	Alibaba Pictures Group Ltd	1,918
142,478	*	Altice S.A.	15,450
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
76,560		AMC Entertainment Holdings, Inc	$2,717
765,318	*	AMC Networks, Inc	58,654
68,383	e	Antena 3 de Television S.A.	1,034
1,860,666	*	APN News & Media Ltd	1,406
103,500	*	Asatsu-DK, Inc	2,819
2,769,245		Astro Malaysia Holdings BHD	2,389
37,559		Avex Group Holdings, Inc	599
44,355		Axel Springer AG.	2,618
1,128,723		BEC World PCL (Foreign)	1,422
119,801	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	106
225,945	e	Borussia Dortmund GmbH & Co KGaA	858
10,445,451		British Sky Broadcasting plc	153,673
25,000	e	Broccoli Co Ltd	131
259,385	e	Cablevision Systems Corp (Class A)	4,747
25,189	e	Cairo Communication S.p.A.	149
88,617	*	Carmike Cinemas, Inc	2,978
2,181,281		CBS Corp (Class B)	132,251
78,647	*	Central European Media Enterprises Ltd (Class A)	206
255,045	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	678
241,263	*	Charter Communications, Inc	46,590
83,810	*	Cheil Communications, Inc	1,816
268,720	*	Cinedigm Corp	435
318,627		Cinemark Holdings, Inc	14,361
63,864	e	Cineplex Galaxy Income Fund	2,515
262,628		Cineworld Group plc	1,870
434,000	*	City Telecom (HK) Ltd	172
11,103		CJ CGV Co Ltd	677
19,298	*	CJ E&M Corp	946
26,766		CJ Hellovision Co Ltd	298
37,294		Clear Channel Outdoor Holdings, Inc (Class A)	377
66,206		Cogeco Cable, Inc	3,550
11,533,227	e	Comcast Corp (Class A)	651,281
4,419	e	Comcast Corp (Special Class A)	248
171,325	*,e	Corus Entertainment, Inc	2,603
123,975	*	Crown Media Holdings, Inc (Class A)	496
43,286		CTS Eventim AG.	1,364
419,268	*,e	Cumulus Media, Inc (Class A)	1,036
100,000		CyberAgent, Inc	5,728
177,007		Cyfrowy Polsat S.A.	1,164
49,300		Daiichikosho Co Ltd	1,531
3,995	*,e	Daily Journal Corp	732
602,008		Daily Mail & General Trust	7,875
36,249	*	DEN Networks Ltd	70
219,155		Dentsu, Inc	9,375
147,852	*,e	Dex Media, Inc	620
53,000		DHX Media Ltd	381
1,104,433	*	DIRECTV	93,987
310,864	*,e	Discovery Communications, Inc (Class A)	9,562
550,782	*,e	Discovery Communications, Inc (Class C)	16,234
1,179,618	*	DISH Network Corp (Class A)	82,644
367,416	*,e	DreamWorks Animation SKG, Inc (Class A)	8,891
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,869,200	*	E for L Aim PCL	$195
80,538	*	Entercom Communications Corp (Class A)	979
551,200		Entertainment One Ltd	2,468
226,771		Entravision Communications Corp (Class A)	1,435
193,202	*	Eros International Media Ltd	1,239
1,362,150	*,e	Eros International plc	23,797
4,000,000	*	eSun Holdings Ltd	372
37,290		Eutelsat Communications	1,237
108,946	*	EW Scripps Co (Class A)	3,098
4,533		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	62
354,000		Fuji Television Network, Inc	5,018
27,000		Gakken Co Ltd	58
381,147		Gannett Co, Inc	14,133
686,204	*	Gestevision Telecinco S.A.	8,590
116,593	*,e	Global Eagle Entertainment, Inc	1,552
133,848	*	Gray Television, Inc	1,850
5,066,612		Grupo Televisa S.A.	33,482
131,150	*,e	Gruppo Editoriale L’Espresso S.p.A.	175
386,901		Hakuhodo DY Holdings, Inc	4,113
167,826		Harte-Hanks, Inc	1,309
88,388		Havas S.A.	671
34,626	*,e	Hemisphere Media Group, Inc	438
18,717		Hyundai Hy Communications & Network Co	83
243,905	*	IBN18 Broadcast Ltd	118
771,646		Informa plc	6,442
3,565,509		Interpublic Group of Cos, Inc	78,869
109,597		IPSOS	3,067
8,767,177		ITV plc	32,825
142,654		Jagran Prakashan Ltd	294
626,195		JC Decaux S.A.	21,086
7,619,495		John Fairfax Holdings Ltd	5,516
154,620		John Wiley & Sons, Inc (Class A)	9,453
146,840	*	Journal Communications, Inc (Class A)	2,176
431,999	*,e	Juventus Football Club S.p.A.	121
9,312	*	Kabel Deutschland Holding AG.	1,209
43,632	*	Kadokawa Dwango Corp	684
16,099		Kinepolis Group NV	621
18,073		KT Skylife Co Ltd	301
63,739		Lagardere S.C.A.	1,916
177,269	*,e	Lee Enterprises, Inc	562
45,503	*	Liberty Broadband Corp (Class A)	2,570
109,054	*	Liberty Broadband Corp (Class C)	6,172
116,175	*	Liberty Global plc	5,787
383,090	*	Liberty Global plc (Class A)	19,718
183,137	*	Liberty Media Corp	7,060
332,538	*	Liberty Media Corp (Class C)	12,703
795,691	e	Lions Gate Entertainment Corp	26,990
365,089	*	Live Nation, Inc	9,211
5,235		Loen Entertainment, Inc	218
33,596	*	Loral Space & Communications, Inc	2,299
58,706		M6-Metropole Television	1,177
141,807	*	Madison Square Garden, Inc	12,004
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
582,100		Major Cineplex Group PCL	$586
89,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	582
351,774	*,e	McClatchy Co (Class A)	647
235,663		MDC Partners, Inc	6,681
1,173,100		Media Chinese International Ltd	215
252,993	*	Media General, Inc	4,172
1,880,200		Media Prima BHD	863
1,659,592	*	Mediaset S.p.A.	7,554
2,640,000	*	Mei Ah Entertainment Group Ltd	221
122,331		Meredith Corp	6,822
56,360		Modern Times Group AB (B Shares)	1,726
81,914		Morningstar, Inc	6,136
198,200		Multiplus S.A.	2,032
827,094		Naspers Ltd (N Shares)	126,869
207,734		National CineMedia, Inc	3,137
137,894		New Media Investment Group, Inc	3,300
469,704		New York Times Co (Class A)	6,463
160,347	*	News Corp	2,567
82,923		Nexstar Broadcasting Group, Inc (Class A)	4,745
19,900	e	Next Co Ltd	198
8,406		NextRadioTV	258
514,579	e	Nine Entertainment Co Holdings Ltd	824
131,086	*	Numericable SAS	7,152
424,560		Omnicom Group, Inc	33,107
793,577		Pearson plc	17,081
1,446,000		Phoenix Satellite Television Holdings Ltd	458
63,700	*,e	Poly Culture Group Corp Ltd	195
283,080	*,e	Premiere AG.	2,058
1,709,899	*,e	Promotora de Informaciones S.A.	548
838,041		ProSiebenSat. Media AG.	40,991
10,000		Proto Corp	162
51,038,600		PT Bhakti Investama Tbk	1,167
6,602,834		PT Global MediaCom Tbk	882
4,796,763		PT Media Nusantara Citra Tbk	1,050
1,763,300		PT MNC Sky Vision Tbk	223
183,879		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,333
4,790,475		PT Surya Citra Media Tbk	1,243
4,905,000	*	PT Visi Media Asia Tbk	201
139,254		Publicis Groupe S.A.	10,744
16,731		PVR Ltd	177
108,715	e	Quebecor, Inc	2,908
69,623	*,e	Radio One, Inc	214
223,720	*,e	RCS MediaGroup S.p.A.	273
185,556		REA Group Ltd	6,797
43,803	*,e	ReachLocal, Inc	127
63,022	*	Reading International, Inc	848
2,374,974		Reed Elsevier NV	59,179
3,288,874		Reed Elsevier plc	56,562
92,173	e	Regal Entertainment Group (Class A)	2,105
189,517	*,e	Rentrak Corp	10,530
178,733		Rightmove plc	7,929
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
491,100		RS PCL	$234
364,507		RTL Group	35,051
14,487		Saga Communications, Inc	645
41,670		Salem Communications	257
80,594	e	Sanoma-WSOY Oyj	444
36,431		SBS Media Holdings Co Ltd	160
76,592		Schibsted ASA	4,429
90,193		Scholastic Corp	3,693
277,846	e	Scripps Networks Interactive (Class A)	19,049
417,879		SES Global S.A.	14,814
153,873	*,e	SFX Entertainment, Inc	629
851,471	e	Shaw Communications, Inc (B Shares)	19,106
85,000		Shochiku Co Ltd	798
187,975	e	Sinclair Broadcast Group, Inc (Class A)	5,904
1,262,001	e	Singapore Press Holdings Ltd	3,852
947,000	e	SinoMedia Holding Ltd	457
55,016		Sirius XM Canada Holdings, Inc	239
7,438,561	*	Sirius XM Holdings, Inc	28,415
76,646	*,e	Sizmek, Inc	556
1,925,177	e	Sky Network Television Ltd	8,495
415,000		Sky Perfect Jsat Corp	2,574
15,261	*	SM Entertainment Co	492
7,264,000		SMI Holdings Group Ltd	300
365,000		Smiles S.A.	5,775
946,045		Societe Television Francaise 1	16,704
945,649	*	Solocal Group	627
1,588,980		Southern Cross Media Group	1,387
267,800		Star Publications Malaysia BHD	177
566,510	*	Starz-Liberty Capital	19,494
83,202		Stroer Out-of-Home Media AG.	2,841
367,883	e	STW Communications Group Ltd	194
355,301		Sun TV Network Ltd	2,505
101,197	*	Telenet Group Holding NV	5,568
2,570,743		Television Broadcasts Ltd	15,884
1,648,781	*,e	Ten Network Holdings Ltd	256
624,304		Thomson Corp	25,322
1,133,121		Thomson Corp (Toronto)	45,940
1,600,758		Time Warner Cable, Inc	239,922
4,641,882		Time Warner, Inc	391,961
366,819		Time, Inc	8,231
181,600	e	Toei Animation Co Ltd	5,372
834,885		Toei Co Ltd	6,203
89,123		Toho Co Ltd	2,179
34,500		Tohokushinsha Film Corp	290
175,400		Tokyo Broadcasting System, Inc	2,212
1,424,000	*	Tom Group Ltd	409
19,564	*,e	Townsquare Media, Inc	251
417,406	*	Tribune Co	25,382
33,173		Tribune Publishing Co	644
499,732	*	Trinity Mirror plc	1,344
71,900		TV Asahi Corp	1,199
1,089,563	e	TV Azteca S.A. de C.V.	406
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
283,245	*	TVN S.A.	$1,282
3,711,500		Twenty-First Century Fox, Inc	125,597
4,251		Twenty-First Century Fox, Inc (Class B)	140
1,304,889		United Business Media Ltd	10,220
109,146	*	Usen Corp	326
9,800		ValueCommerce Co Ltd	47
3,016,000		VGI Global Media PCL	505
2,235,935		Viacom, Inc (Class B)	152,714
84,319	e	Village Roadshow Ltd	360
2,757,600	*	Viva China Holdings Ltd	281
1,308,810		Vivendi Universal S.A.	32,495
6,762,169		Walt Disney Co	709,284
714,916	e	West Australian Newspapers Holdings Ltd	726
2,823,000	e	Wisdom Holdings Group	1,808
153,438		Wolters Kluwer NV	5,010
11,803	*	Woongjin Thinkbig Co Ltd	99
96,241	e	World Wrestling Entertainment, Inc (Class A)	1,348
3,044,087		WPP plc	69,133
29,005	*	Yellow Pages Ltd	352
7,987		YG Entertainment, Inc	336
469,601	*	Zee Entertainment Enterprises Ltd	616
682,815		ZEE Telefilms Ltd	3,729
26,600		Zenrin Co Ltd	328
		TOTAL MEDIA	4,287,586

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
14,900	*,e	3-D Matrix Ltd	126
12,379	*,e	AB Science S.A.	202
7,881,981		AbbVie, Inc	461,411
198,296		Abcam plc	1,424
51,654	*,e	Ablynx NV	502
227,657	*,e	Acadia Pharmaceuticals, Inc	7,419
62,108	*,e	Accelerate Diagnostics, Inc	1,397
45,117	*,e	Acceleron Pharma, Inc	1,717
70,197	*,e	AcelRx Pharmaceuticals, Inc	271
16,804	*,e	Achaogen, Inc	164
406,870	*,e	Achillion Pharmaceuticals, Inc	4,012
179,026	*,e	Acorda Therapeutics, Inc	5,958
2,029,009	*	Actavis plc	603,874
160,990		Actelion Ltd	18,568
93,970	*,e	Actinium Pharmaceuticals, Inc	232
48,177	*,e	Active Biotech AB	145
9,497	*,e	Adamas Pharmaceuticals, Inc	166
110,002	*,e	Adcock Ingram Holdings Ltd	472
83,000	*	Adimmune Corp	73
88,100	*,e	Aegerion Pharmaceuticals, Inc	2,306
34,082	*,e	Aerie Pharmaceuticals, Inc	1,068
317,989	*,e	Affymetrix, Inc	3,994
175,098	*,e	Agenus, Inc	898
1,093,342		Agilent Technologies, Inc	45,428
38,869	*,e	Agios Pharmaceuticals, Inc	3,665
22,881	*,e	Akebia Therapeutics, Inc	254
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
167,084	*	Akorn, Inc	$7,938
81,941	*,e	Albany Molecular Research, Inc	1,442
27,281	*	Alder Biopharmaceuticals, Inc	787
98,972		Alembic Pharmaceuticals Ltd	718
925,645	*	Alexion Pharmaceuticals, Inc	160,414
68,254	*,e	Alimera Sciences, Inc	342
5,914	e	ALK-Abello AS	634
874,178	*	Alkermes plc	53,299
63,028	*	Alnylam Pharmaceuticals, Inc	6,581
73,594	*,e	AMAG Pharmaceuticals, Inc	4,023
2,410,385		Amgen, Inc	385,300
5,575		Amicogen, Inc	288
21,562	*,e	Amphastar Pharmaceuticals, Inc	323
115,029	*,e	Ampio Pharmaceuticals, Inc	866
127,812	*,e	Anacor Pharmaceuticals, Inc	7,394
28,340	*,e	ANI Pharmaceuticals, Inc	1,773
14,948	*	Applied Genetic Technologies Corp	299
79,990	*,e	Aratana Therapeutics, Inc	1,281
9,958	*,e	Ardelyx, Inc	130
1,154,558	*,e	Arena Pharmaceuticals, Inc	5,045
684,663	*,e	Ariad Pharmaceuticals, Inc	5,642
472,868	*,e	Array Biopharma, Inc	3,485
314,408	*,e	Arrowhead Research Corp	2,127
159,188		Ascendis Health Ltd	197
17,500		ASKA Pharmaceutical Co Ltd	175
431,452		Aspen Pharmacare Holdings Ltd	13,632
2,935,103		Astellas Pharma, Inc	48,091
4,507	*,e	Asterias Biotherapeutics, Inc	30
7,016	*	AstraZeneca Pharma India Ltd	103
1,880,638		AstraZeneca plc	129,046
192,400		AstraZeneca plc (ADR)	13,166
19,121	*,e	Atara Biotherapeutics, Inc	795
318,175		Aurobindo Pharma Ltd	6,216
46,249	*,e	Auspex Pharmaceuticals Inc	4,637
21,144	*	Avalanche Biotechnologies, Inc	857
9,621	*,e	Basilea Pharmaceutica	1,090
130,303	*,e	Bavarian Nordic AS	6,656
1,543,545		Bayer AG.	230,939
218,000		Beijing Tong Ren Tang Chinese Medicine Co Ltd	321
16,633	*	Bellicum Pharmaceuticals, Inc	385
79,450		Biocon Ltd	596
299,297	*,e	BioCryst Pharmaceuticals, Inc	2,703
112,503	*,e	BioDelivery Sciences International, Inc	1,181
28,500		Biogaia AB (B Shares)	654
854,105	*	Biogen Idec, Inc	360,637
1,158,716	*	BioMarin Pharmaceuticals, Inc	144,399
84,653	*	Bioneer Corp	623
221,851	*,e	Bio-Path Holdings, Inc	399
72,688	*	Bio-Rad Laboratories, Inc (Class A)	9,826
22,495	*	Biospecifics Technologies Corp	881
97,738		Bio-Techne Corp	9,802
2,067		Biotest AG.	218
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,685	e	Biotest AG. (Preference)	$743
141,803	*,e	BioTime, Inc	705
15,000	*	Biovail Corp	2,979
2,292,657	*	Biovitrum AB	24,176
86,334	*	Bluebird Bio, Inc	10,427
17,042		Boiron S.A.	1,828
18,534		Boryung Pharmaceutical Co Ltd	736
5,252,441		Bristol-Myers Squibb Co	338,782
271,440	*	Bruker BioSciences Corp	5,013
506,227	*	BTG plc	5,353
45,017		Bukwang Pharmaceutical Co Ltd	1,070
3,944	*,e	Calithera Biosciences, Inc	65
189,719	*	Cambrex Corp	7,519
46,221	*,e	Cara Therapeutics Inc	465
157,104	*	Catalent, Inc	4,894
3,995,493	*	Celgene Corp	460,600
5,338		Cell Biotech Co Ltd	316
317,221	*,e	Celldex Therapeutics, Inc	8,841
273,080	*,e	Celltrion, Inc	17,154
30,328	*,e	Cellular Dynamics International, Inc	498
91,135	*,e	Cempra, Inc	3,127
111,350	*	Center Laboratories, Inc	310
221,263	*	Cepheid, Inc	12,590
143,899	*	Charles River Laboratories International, Inc	11,410
101,899	*,e	ChemoCentryx, Inc	769
81,688	*,e	Chimerix, Inc	3,079
10,235,300	e,m	China Animal Healthcare Ltd	6,865
100,000	*	China Grand Pharmaceutical and Healthcare Holdings Ltd	21
926,000		China Medical System Holdings Ltd	1,426
3,064,777		China Pharmaceutical Group Ltd	2,593
6,030,000	*	China Regenerative Medicine International Ltd	292
736,000		China Shineway Pharmaceutical Group Ltd	1,117
16,700	*,e	Chiome Bioscience Inc	135
29,675		Chong Kun Dang Pharmaceutical Corp	1,823
25,576		Choongwae Pharma Corp	377
281,900		Chugai Pharmaceutical Co Ltd	8,897
673,598		Cipla Ltd	7,666
3,024,000		CK Life Sciences International Holdings, Inc	289
149,791	e	Clinigen Group plc	1,192
79,510	*,e	Clovis Oncology, Inc	5,902
8,800	e	CMIC Co Ltd	142
56,118	*,e	Coherus Biosciences, Inc	1,716
19,069		Concordia Healthcare Corp	1,282
315,000		Consun Pharmaceutical Group Ltd	219
160,505	*,e	Corcept Therapeutics, Inc	899
4,565	*,e	Cosmo Pharmaceuticals S.A.	761
839,234		CSL Ltd	58,715
16,000	*	CTC BIO, Inc	311
567,292	*,e	CTI BioPharma Corp	1,027
148,757	*,e	Cytokinetics, Inc	1,009
338,091	*,e	Cytori Therapeutics, Inc	399
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
184,455	*,e	CytRx Corp	$622
2,314		Daewoong Co Ltd	99
17,995		Daewoong Pharmaceutical Co Ltd	972
812,880	e	Daiichi Sankyo Co Ltd	12,917
354,706	e	Dainippon Sumitomo Pharma Co Ltd	4,201
852,000	e	Dawnrays Pharmaceutical Holdings Ltd	615
301,488	*,e	Depomed, Inc	6,756
3,632	*,e	Dermira, Inc	56
28,404	*,e	Dicerna Pharmaceuticals Inc	683
52,378		Divi S Laboratories Ltd	1,495
2,090		Dong-A Pharmaceutical Co Ltd	317
3,229		Dong-A ST Co Ltd	345
13,277		DongKook Pharmaceutical Co Ltd	424
194,083		Dr Reddy’s Laboratories Ltd	10,880
441,162	*	Dyax Corp	7,392
91,242	*,e	Dynavax Technologies Corp	2,047
11,236	*,e	Egalet Corp	145
247,421		Eisai Co Ltd	17,599
14,566	*,e	Eleven Biotheraputics Inc	130
3,610,423		Eli Lilly & Co	262,297
99,215	*	Emergent Biosolutions, Inc	2,853
50,129	*,e	Enanta Pharmaceuticals, Inc	1,535
1,012,291	*	Endo International plc	90,802
107,092	*,e	Endocyte, Inc	670
170,372	*	Enzo Biochem, Inc	503
36,337	*,e	Epizyme, Inc	682
24,400		EPS Co Ltd	288
16,843	*,e	Esperion Thereapeutics, Inc	1,560
19,912		Eurofins Scientific	5,359
219,067	*,e	Evola Holding S.A.	386
102,971	*,e	Evotec AG.	413
238,273	*,e	Exact Sciences Corp	5,247
516,796	*,e	Exelixis, Inc	1,328
552,645		Faes Farma S.A. (Sigma)	1,403
86,030		FDC Ltd	209
45,787	*,e	FibroGen, Inc	1,437
106,941	*	Five Prime Therapeutics, Inc	2,444
12,833	*	Flexion Therapeutics Inc	289
77,735	*,e	Fluidigm Corp	3,273
41,261	*,e	Foundation Medicine, Inc	1,985
44,000		Fuji Pharma Co Ltd	829
69,000		Fuso Pharmaceutical Industries Ltd	178
25,596	*	Galapagos NV	607
48,092	*,e	Galectin Therapeutics, Inc	161
338,765	*,e	Galena Biopharma, Inc	471
3,018	*	Genexine Co Ltd	185
17,416	*,e	Genfit	643
46,326	*	Genmab AS	3,477
11,580	*,e	Genocea Biosciences Inc	137
45,610	*,e	Genomic Health, Inc	1,393
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,245,371	*,e	Genomma Lab Internacional S.A. de C.V.	$1,180
89,143		Genus plc	1,810
536,514	*,e	Geron Corp	2,023
31,853		Gerresheimer AG.	1,753
7,040,454	*	Gilead Sciences, Inc	690,880
8,324,120		GlaxoSmithKline plc	191,621
100,000	*,e	GNI Group Ltd	228
15,579		Green Cross Corp	2,468
55,774		Green Cross Holdings Corp	1,380
282,477		Grifols S.A.	12,104
247,139	*,e	GW Pharmaceuticals plc	1,865
585,536	e	H Lundbeck AS	12,334
391,430	*,e	Halozyme Therapeutics, Inc	5,590
9,601	*	Hanmi Holdings Co Ltd	297
5,691	*	Hanmi Pharm Co Ltd	1,158
62,196	*,e	Heron Therapeutics, Inc	905
402,356		Hikma Pharmaceuticals plc	12,664
172,113		Hisamitsu Pharmaceutical Co, Inc	7,069
254,225	*	Horizon Pharma plc	6,602
389,413	*	Hospira, Inc	34,206
2,545,375	e	Hua Han Bio-Pharmaceutical Holdings Ltd	608
6,599		Huons Co Ltd	363
124,892	*,e	Hyperion Therapeutics, Inc	5,733
230,788	*,e	Idera Pharmaceuticals, Inc	856
86,752	*,e	IGI Laboratories, Inc	708
49,898		Il Dong Pharmaceutical Co Ltd	803
645,237	*	Illumina, Inc	119,782
11,970		Ilyang Pharmaceutical Co Ltd	366
15,169	*,e	Immune Design Corp	320
256,465	*,e	Immunogen, Inc	2,295
224,109	*,e	Immunomedics, Inc	858
230,242	*,e	Impax Laboratories, Inc	10,791
38,689	*	INC Research Holdings, Inc	1,266
446,974	*,e	Incyte Corp	40,970
3,924,156	*	Indivior plc	11,060
316,167	*	Infinity Pharmaceuticals, Inc	4,420
43,378	*,e	Innate Pharma S.A.	374
171,566	*,e	Inovio Pharmaceuticals, Inc	1,400
180,159	*	Insmed, Inc	3,747
223,326	*,e	Insys Therapeutics, Inc	12,982
46,034	*,e	Intercept Pharmaceuticals, Inc	12,982
22,604	*	Intersect ENT, Inc	584
51,530	*,e	Intra-Cellular Therapies, Inc	1,231
103,384	*,e	Intrexon Corp	4,691
16,200	*	Invitae Corp	272
175,026		Ipsen	8,282
322,095	*	Ironwood Pharmaceuticals, Inc	5,154
453,319	*,e	Isis Pharmaceuticals, Inc	28,863
15,500	*	Japan Tissue Engineering Co Lt	167
332,690	*	Jazz Pharmaceuticals plc	57,485
10,300	e	JCR Pharmaceuticals Co Ltd	215
15,207		Jeil Pharmaceutical Co	381
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,711,788		Johnson & Johnson	$977,006
4,729	*	Juno Therapeutics, Inc	287
172,521		Kaken Pharmaceutical Co Ltd	4,988
42,197	*,e	Karyopharm Therapeutics, Inc	1,292
272,549	*,e	Keryx Biopharmaceuticals, Inc	3,470
29,571	*,e	Kindred Biosciences Inc	211
104,700		Kissei Pharmaceutical Co Ltd	3,269
57,192	*,e	Kite Pharma, Inc	3,299
249,159	*	Knight Therapeutics, Inc	1,609
4,162		Kolon Life Science, Inc	206
26,390	*	Komipharm International Co Ltd	256
175,216		Kwang Dong Pharmaceutical Co Ltd	2,262
169,436		Kyorin Co Ltd	4,051
404,091		Kyowa Hakko Kogyo Co Ltd	5,267
52,441	*,e	KYTHERA Biopharmaceuticals, Inc	2,630
14,796		Kyungdong Pharm Co Ltd	342
338,134	*	Laboratorios Almirall S.A.	6,215
13,744	e	Laboratorios Farmaceuticos Rovi S.A	240
161,240	*	Lannett Co, Inc	10,918
65,000	e	Lee’s Pharmaceutical Holdings Ltd	94
682,017	*,e	Lexicon Pharmaceuticals, Inc	644
11,356	*	LG Life Sciences Ltd	558
62,089	*,e	Ligand Pharmaceuticals, Inc (Class B)	4,788
2,564,000	e	Lijun International Pharmaceutical Holding Ltd	1,121
126,200	e	Livzon Pharmaceutical Group, Inc	809
335,720		Lonza Group AG.	41,796
77,000	*	Lotus Pharmaceutical Co Ltd	223
5,538	*,e	Loxo Oncology, Inc	69
116,853	*	Luminex Corp	1,870
149,886		Lupin Ltd	4,815
84,770	*	MacroGenics, Inc	2,659
669,953	*	Mallinckrodt plc	84,850
845,717	*,e	MannKind Corp	4,398
520,825		Marksans Pharma Ltd	514
644,076	*	Mayne Pharma Group Ltd	467
716,829		Meda AB (A Shares)	11,327
254,372	*	Medicines Co	7,127
83,918	*	Medigen Biotechnology Corp	372
193,414	*	Medivation, Inc	24,964
29,276	*,e	Medivir AB	266
11,914		Medy-Tox, Inc	3,521
730,900		Mega Lifesciences PCL	400
11,162,493		Merck & Co, Inc	641,620
330,634		Merck KGaA	37,004
1,984,551	*,e	Merrimack Pharmaceuticals, Inc	23,576
172,356	*,e	Mesoblast Ltd	475
101,535	*	Mettler-Toledo International, Inc	33,369
253,289	*,e	MiMedx Group, Inc	2,634
21,611	*,e	Mirati Therapeutics, Inc	634
21,700		Mochida Pharmaceutical Co Ltd	1,425
131,621	*	Momenta Pharmaceuticals, Inc	2,001
96,890	*	Morphosys AG.	6,113
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,090,748	*	Mylan NV	$124,086
118,863	*,e	Myriad Genetics, Inc	4,208
31,200	*,e	NanoCarrier Co Ltd	303
27,320	*,e	NanoString Technologies, Inc	278
113,494	*,e	NanoViricides, Inc	255
8,337		Natco Pharma Ltd	281
12,436	*	Naturalendo Tech Co Ltd	799
443,390	*,e	Navidea Biopharmceuticals, Inc	705
384,556	*,e	Nektar Therapeutics	4,230
75,530	*,e	NeoStem, Inc	192
187,096	*,e	Neuralstem, Inc	355
228,316	*	Neurocrine Biosciences, Inc	9,066
54,412	*,e	NewLink Genetics Corp	2,977
73,250		Nichi-iko Pharmaceutical Co Ltd	1,687
46,000		Nippon Shinyaku Co Ltd	1,672
107,461	*,e	Northwest Biotherapeutics, Inc	792
5,141,522		Novartis AG.	507,471
98,034		Novartis AG. (ADR)	9,667
645,078	*,e	Novavax, Inc	5,335
3,006,014	e	Novo Nordisk AS	160,472
57,897	*,e	Ohr Pharmaceutical, Inc	147
101,420	*,e	Omeros Corp	2,234
70,642	*,e	OncoMed Pharmaceuticals, Inc	1,821
224,921	*	Oncothyreon, Inc	367
132,113		Oneness Biotech Co Ltd	221
134,530		Ono Pharmaceutical Co Ltd	15,181
91,387	*,e	Ophthotech Corp	4,252
552,589	*,e	Opko Health, Inc	7,830
408,858	*,e	Orexigen Therapeutics, Inc	3,201
15,760	*,e	Orexo AB	225
171,646	*,e	Organovo Holdings, Inc	608
209,553	e	Orion Oyj (Class B)	5,907
46,180	*,e	Osiris Therapeutics, Inc	812
28,426	*,e	Otonomy, Inc	1,005
1,105,320		Otsuka Holdings KK	34,578
134,200		Ouro Fino Saude Animal Participacoes S.A.	1,206
58,913	*,e	OvaScience, Inc	2,046
153,472	*	Pacific Biosciences of California, Inc	896
152,881	*,e	Pacira Pharmaceuticals, Inc	13,583
102,717	*,e	Pain Therapeutics, Inc	194
1,782,786	*,e	Paion AG.	4,532
225,215	*	Parexel International Corp	15,538
431,071	e	PDL BioPharma, Inc	3,033
5,700	*,e	PeptiDream, Inc	422
492,882	*,e	Peregrine Pharmaceuticals, Inc	665
368,081	*	PerkinElmer, Inc	18,824
87,706	*,e	Pernix Therapeutics Holdings, Inc	938
570,194		Perrigo Co plc	94,396
15,442		Pfizer Ltd	550
24,216,866		Pfizer, Inc	842,505
182,444	*	Pharmacyclics, Inc	46,697
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
42,861	*	PharmaEngine Inc	$363
63,492	*	Pharmstandard (GDR)	269
38,911		Phibro Animal Health Corp	1,378
109,952		Piramal Healthcare Ltd	1,530
174,936	*	Portola Pharmaceuticals, Inc	6,641
62,350		Pozen, Inc	481
119,685	*,e	PRA Health Sciences, Inc	3,452
177,862	*	Prestige Brands Holdings, Inc	7,628
223,665	*,e	Progenics Pharmaceuticals, Inc	1,338
519,106	*,e	Prometic Life Sciences, Inc	992
83,519	*,e	Prothena Corp plc	3,185
22,728,582		PT Kalbe Farma Tbk	3,243
80,374	*,e	PTC Therapeutics, Inc	4,891
87,839	*,e	Puma Biotechnology, Inc	20,740
152,525	*	Qiagen NV	3,828
830,933	*,e	Qiagen NV (NASDAQ)	20,940
173,072	*	Quintiles Transnational Holdings, Inc	11,591
23,966	*,e	Radius Health, Inc	986
158,392	*	Ranbaxy Laboratories Ltd	2,060
172,754	*,e	Raptor Pharmaceutical Corp	1,878
90,037	*	Receptos, Inc	14,846
23,361	*	Recipharm AB	498
102,209		Recordati S.p.A.	1,909
56,996	*,e	Regado Biosciences, Inc	70
212,715	*	Regeneron Pharmaceuticals, Inc	96,037
42,293	*,e	Regulus Therapeutics, Inc	716
54,572	*	Relypsa, Inc	1,968
85,097	*	Repligen Corp	2,584
31,100	*,e	ReproCELL, Inc	180
111,195	*,e	Repros Therapeutics, Inc	955
84,876	*,e	Retrophin, Inc	2,034
26,333	*,e	Revance Therapeutics, Inc	546
118,744	e	Richter Gedeon Rt	1,629
297,257	*	Rigel Pharmaceuticals, Inc	1,061
1,216,331		Roche Holding AG.	334,238
89,000		Rohto Pharmaceutical Co Ltd	1,265
16,261	*,e	Sage Therapeutics, Inc	817
65,054	*	Sagent Pharmaceuticals	1,512
262,648	*,e	Salix Pharmaceuticals Ltd	45,388
40,981		Samjin Pharmaceutical Co Ltd	924
186,928	*	Sangamo Biosciences, Inc	2,931
2,388,060		Sanofi-Aventis	235,842
509,300		Santen Pharmaceutical Co Ltd	7,429
3,595	*	Santhera Pharmaceutical Holding AG.	345
113,133	*,e	Sarepta Therapeutics, Inc	1,502
34,900		Sawai Pharmaceutical Co Ltd	2,067
152,263	*	Sciclone Pharmaceuticals, Inc	1,349
218,290		Scinopharm Taiwan Ltd	345
222,799	*,e	Seattle Genetics, Inc	7,876
46,107	*	Seegene, Inc	1,553
509,600		Seikagaku Corp	9,689
331,537	*,e	Sequenom, Inc	1,310
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
410,000	e	Shandong Luoxin Pharmacy Stock Co Ltd	$779
153,700	m	Shanghai Dingli Technology Dev	158
434,567	m	Shanghai Fosun Pharmaceutical Group Co Ltd	1,449
199,000	*,e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	191
13,500	*,e	Shin Nippon Biomedical Laboratories Ltd	92
548,495		Shionogi & Co Ltd	18,260
1,083,597		Shire Ltd	86,388
3,576		Siegfried Holding AG.	547
18,877,032	m	Sihuan Pharmaceutical Holdings	10,738
3,099,932		Sino Biopharmaceutical	3,136
123,280		Sinphar Pharmaceutical Co Ltd	151
225,771		Sirtex Medical Ltd	3,562
976,029	*,m	Skyline Venture Fund III Ltd	51
13,900	*,e	Sosei Group	349
12,961	*	Spark Therapeutics, Inc	1,004
218,030	*,e	Spectrum Pharmaceuticals, Inc	1,323
210,040		Stada Arzneimittel AG.	6,989
7,325		Stallergenes	401
553,100		Standard Chemical & Pharma	678
46,340	*,e	Stemline Therapeutics, Inc	671
9,068		Strides Arcolab Ltd	171
52,530	*,e	Sucampo Pharmaceuticals, Inc (Class A)	817
48,282	*	Sun Pharma Advanced Research Company Ltd	381
1,682,716		Sun Pharmaceutical Industries Ltd	27,531
151,718	*,e	Sunesis Pharmaceuticals, Inc	372
79,816	*	Supernus Pharmaceuticals, Inc	965
62,862	*,e	Synageva BioPharma Corp	6,131
257,871	*,e	Synergy Pharmaceuticals, Inc	1,191
175,905	*,e	Synta Pharmaceuticals Corp	341
14,688	*,e	T2 Biosystems, Inc	228
167,000	*	Taigen Biopharmaceuticals Holdings Ltd	180
73,431		Taisho Pharmaceutical Holdings Co Ltd	5,456
32,339	*	Taiwan Liposome Co Ltd	216
47,400	e	Takara Bio, Inc	542
767,764		Takeda Pharmaceutical Co Ltd	38,325
359,539		Tanabe Seiyaku Co Ltd	6,168
10,673		Tecan Group AG.	1,399
97,757	*,e	TESARO, Inc	5,611
88,366	*	Tetraphase Pharmaceuticals, Inc	3,238
980,611		Teva Pharmaceutical Industries Ltd	61,285
84,859		Teva Pharmaceutical Industries Ltd (ADR)	5,287
73,504	*,e	TG Therapeutics, Inc	1,138
318,958	*,e	TherapeuticsMD, Inc	1,930
66,820	*,e	Theravance Biopharma, Inc	1,159
230,070	e	Theravance, Inc	3,617
1,557,708		Thermo Electron Corp	209,262
167,693	*,e	Threshold Pharmaceuticals, Inc	681
32,614	*,e	ThromboGenics NV	179
1,088	*,e	Tokai Pharmaceuticals, Inc	12
1,479,000	e	Tong Ren Tang Technologies Co Ltd	2,175
11,900		Torii Pharmaceutical Co Ltd	317
72,794		Torrent Pharmaceuticals Ltd	1,346
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,400		Towa Pharmaceutical Co Ltd	$2,252
18,390	*,e	Transgene S.A.	109
72,692		Tsumura & Co	1,795
187,917		TTY Biopharm Co Ltd	385
31,000	*	TWi Pharmaceuticals, Inc	204
55,907		UCB S.A.	4,039
28,955	*,e	Ultragenyx Pharmaceutical, Inc	1,798
6,400	*,e	UMN Pharma, Inc	160
62,237		Unichem Laboratories Ltd	202
2,111,500	*	United Laboratories Ltd	989
148,002	*	United Therapeutics Corp	25,521
536,874	*	Valeant Pharmaceuticals International, Inc	106,061
47,948	*,e	Valneva SE	199
104,551	*,e	Vanda Pharmaceuticals, Inc	972
530,233	*	Vectura Group plc	1,146
87,453	*,e	Verastem, Inc	889
21,753	*,e	Versartis, Inc	400
693,836	*	Vertex Pharmaceuticals, Inc	81,852
5,893		Virbac S.A.	1,395
11,162	*	ViroMed Co Ltd	727
6,646	*,e	Vitae Pharmaceuticals, Inc	78
14,910	*,e	Vital Therapies, Inc	373
262,099	*,e	Vivus, Inc	645
30,674	*,e	VWR Corp	797
248,711	*	Waters Corp	30,920
11,415		Whanin Pharmaceutical Co Ltd	231
922,000	*,e	Winteam Pharmaceutical Group Ltd	622
140,338		Wockhardt Ltd	4,177
44,612	*	Xencor Inc	683
220,345	*	Xenoport, Inc	1,569
510,939	*,e	XOMA Corp	1,860
7,932		Yuhan Corp	1,337
85,819	*	Yungjin Pharmaceutical Co Ltd	132
740,000		YungShin Global Holding Corp	1,295
21,557	*,e	Zafgen, Inc	854
10,362	*	Zealand Pharma AS	155
170,249	*,e	Zeltia S.A.	739
33,100		Zeria Pharmaceutical Co Ltd	553
242,813	*,e	ZIOPHARM Oncology, Inc	2,615
2,043,511		Zoetis Inc	94,594
342,588	*,e	Zogenix, Inc	469
19,102	*,e	ZS Pharma, Inc	804
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,335,101

REAL ESTATE - 3.8%
9,900,000		8990 Holdings, Inc	1,927
853,205		Abacus Property Group	1,890
242,198		Acadia Realty Trust	8,448
488		Activia Properties Inc	4,264
266,506	e	Acucap Properties Ltd	1,250
2,208		Advance Residence Investment Corp	5,296
35,576		Aeon Mall Co Ltd	705
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,684	e	AEON REIT Investment Corp	$13,883
122,116	*	Africa Israel Investments Ltd	108
10,966		Africa Israel Properties Ltd	152
94,623		AG Mortgage Investment Trust	1,783
3,883,080	e	Agile Property Holdings Ltd	2,339
52,334		Agree Realty Corp	1,725
1,511,284		AIMS AMP Capital Industrial REIT	1,641
35,012	*	Airport City Ltd	367
8,900		Airport Facilities Co Ltd	50
35,103		Akmerkez Gayrimenkul Yatirim Ortakligi AS	236
3,465,784		Aldar Properties PJSC	2,229
221,573		Alexander & Baldwin, Inc	9,568
8,833		Alexander’s, Inc	4,033
108,937		Alexandria Real Estate Equities, Inc	10,680
70,600		Aliansce Shopping Centers S.A.	374
1,306,607		Allan Gray Property Trust	1,110
11,437,843		Allco Commercial Real Estate Investment Trust	12,487
37,784		Allied Properties Real Estate Investment Trust	1,202
13,635		Allreal Holding AG.	1,992
184,274		Alony Hetz Properties & Investments Ltd	1,420
4,377	*	AL-ROV Israel Ltd	131
4,383	*	Alrov Properties and Lodgings Ltd	90
77,728		Alstria Office REIT-AG.	1,092
4,130	*,e	Altisource Asset Management Corp	765
36,780	*,e	Altisource Portfolio Solutions S.A.	473
195,580		Altisource Residential Corp	4,080
80,866	e	Altus Group Ltd	1,249
2,491,300		Amata Corp PCL (Foreign)	1,238
1,125,167		Amer Group Holding	155
118,028		American Assets Trust,Inc	5,108
145,742		American Campus Communities, Inc	6,248
769,180		American Capital Agency Corp	16,407
178,576		American Capital Mortgage, Inc	3,207
361,481		American Homes 4 Rent	5,982
1,261,650	*	American Realty Capital Properties, Inc	12,427
112,268	*,e	American Residential Properties, Inc	2,020
710,241		American Tower Corp	66,869
169,644		Amot Investments Ltd	560
9,406,000		Ananda Development PCL	1,086
1,469,851		Anant Raj Industries Ltd	935
6,884		ANF Immobilier	182
2,047,415		Annaly Capital Management, Inc	21,293
435,349		Anworth Mortgage Asset Corp	2,216
6,222,260	*	AP Thailand PCL (Foreign)	1,377
553,966		Apartment Investment & Management Co (Class A)	21,804
184,844	e	Apollo Commercial Real Estate Finance, Inc	3,176
97,656	e	Ares Commercial Real Estate Corp	1,079
1,676,677		Argosy Property Ltd	1,428
237,183		Armada Hoffler Properties, Inc	2,528
1,248,808	*	ARMOUR Residential REIT, Inc	3,959
812,584		Arrowhead Properties Ltd	674
372,508		Arrowhead Properties Ltd (Class B)	310
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
170,195		Artis Real Estate Investment Trust	$2,013
1,170,500		Ascendas Hospitality Trust	580
1,603,100	e	Ascendas India Trust	1,051
590,487		Ascendas REIT	1,114
1,109,302		Ascott Residence Trust	1,005
86,975		Ashford Hospitality Prime, Inc	1,459
264,352		Ashford Hospitality Trust, Inc	2,543
199,325		Associated Estates Realty Corp	4,919
819,755	*,e	Attacq Ltd	1,757
41,300	*	AV Homes, Inc	659
388,401		AvalonBay Communities, Inc	67,679
1,005,307	e	Aveo Group	2,031
121,880		Aviv REIT, Inc	4,449
59,813	*	Axia Real Estate SOCIMI S.A.	787
329,000		Axis Real Estate Investment Trust	314
8,126,130		Ayala Land, Inc	6,985
127,129	e	Babcock & Brown Japan Property Trust	484
172,469		Barwa Real Estate Co	2,130
645		Bayside Land Corp	199
48,364		Befimmo SCA Sicafi	3,282
3,256,000		Beijing Capital Land Ltd	2,012
684,000	m	Beijing North Star Co	225
2,186,000	*,e	Beijing Properties Holdings Ltd	188
4,421,950		Belle Corp	425
1,470,233	e	Beni Stabili S.p.A.	1,153
408,005		Big Yellow Group plc	3,919
103,774		BioMed Realty Trust, Inc	2,352
269,120		Blackstone Mortgage Trust, Inc	7,635
1,054	*,e	BLife Investment Corp	2,300
92,370		Boardwalk Real Estate Investment Trust	4,299
593,113		Boston Properties, Inc	83,321
446,935		BR Malls Participacoes S.A.	2,372
366,108		BR Properties S.A.	1,499
104,654	e	Brandywine Realty Trust	1,672
176,200		Brasil Brokers Participacoes S.A.	151
2,044,010		British Land Co plc	25,192
2,046,575		Brixmor Property Group, Inc	54,337
858,371		Brookfield Asset Management, Inc	45,909
13,755		Brookfield Canada Office Properties	312
7,767	*	Brookfield Multiplex Group	531
1,740		Brookfield Property Partners LP (Toronto)	42
1,441,957		Bunnings Warehouse Property Trust	3,289
51,544	e	BUWOG AG.	1,056
37,493,188		C C Land Holdings Ltd	6,957
214,471	e	CA Immobilien Anlagen AG.	4,015
1,614,000		Cache Logistics Trust	1,380
198,842		Calloway Real Estate Investment Trust	4,569
1,171,209	e	Cambridge Industrial Trust	606
130,815		Camden Property Trust	10,221
706,170	e	Campus Crest Communities, Inc	5,056
210,167		Canadian Apartment Properties REIT	4,845
39,408		Canadian Real Estate Investment Trust	1,447
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,462,200		CapitaCommercial Trust	$1,882
897,677		Capital & Counties Properties	5,328
3,678,074		Capital Property Fund	4,245
6,256,180		CapitaLand Ltd	16,307
1,622,881		CapitaMall Trust	2,598
1,155,100		CapitaMalls Malaysia Trust	456
526,832		CapitaRetail China Trust	618
345,636	e	Capstead Mortgage Corp	4,068
91,153		CareTrust REIT, Inc	1,236
7,840,000	*,e	Carnival Group International Holdings Ltd	1,375
280,538		Castellum AB	4,240
59,364		CatchMark Timber Trust Inc	696
1,210,000		Cathay Real Estate Development Co Ltd	701
546,123		CBL & Associates Properties, Inc	10,813
1,632,126	*	CBRE Group, Inc	63,180
683,700		CDL Hospitality Trusts	874
15,000,000		Cebu Holdings, Inc	1,728
322,643		Cedar Shopping Centers, Inc	2,417
52,855		Cedar Woods Properties Ltd	223
1,485,000		Central China Real Estate Ltd	375
1,425,200		Central Pattana PCL (Foreign)	1,870
12,066,198		Century Properties Group, Inc	251
795,203		Chambers Street Properties	6,266
3,057,636		Champion Real Estate Investment Trust	1,455
820,337		Charter Hall Group	3,176
260,661		Chartwell Retirement Residences	2,544
119,423		Chatham Lodging Trust	3,512
189,418		Chesapeake Lodging Trust	6,408
4,429,688		Cheuk Nang Holdings Ltd	3,988
2,350,238		Chimera Investment Corp	7,380
2,589,500		China Aoyuan Property Group Ltd	461
56,536	*	China New City Commercial Development Ltd	27
13,712,521	*,e	China New Town Development Co Ltd	610
1,756,000	e	China Oceanwide Holdings Ltd	223
810,000	e	China Overseas Grand Oceans Group Ltd	378
7,976,994		China Overseas Land & Investment Ltd	25,761
9,245,850		China Resources Land Ltd	26,131
1,149,400	*,e	China SCE Property Holdings Ltd	208
1,978,000	e	China South City Holdings Ltd	648
9,685,047	*,e	China Vanke Co Ltd	22,953
335,500	e	Chinese Estates Holdings Ltd	1,047
152,647		Choice Properties REIT	1,363
127,084		Chong Hong Construction Co	257
5,138,000		CIFI Holdings Group Co Ltd	1,161
154,428		City Developments Ltd	1,132
611,871		Citycon Oyj	1,986
1,672,107		CK Hutchison Holdings Ltd	34,162
19,511		Cofinimmo	2,288
363,429	e	Colony Financial, Inc	9,420
222,000	*,e	Colour Life Services Group	231
428,635		Columbia Property Trust, Inc	11,582
433	*,e	Comforia Residential REIT, Inc	944
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
78,166		Cominar Real Estate Investment Trust	$1,184
727,900	e	Concentradora Fibra Danhos S.A. de C.V.	1,741
419,500		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	563
20,017	e	Consolidated-Tomoka Land Co	1,194
60,987	e	Conwert Immobilien Invest AG.	764
125,447	e	CorEnergy Infrastructure Trust, Inc	869
58,634		Coresite Realty	2,854
650,336	e	Corp Inmobiliaria Vesta SAB de C.V.	1,209
283,123		Corporate Office Properties Trust	8,318
5,956,994		Country Garden Holdings Co Ltd	2,403
116,892		Countrywide plc	889
759,477		Cousins Properties, Inc	8,050
2,407		Crescendo Investment Corp	1,921
40,200		Crombie Real Estate Investment Trust	428
1,433,389		Cromwell Group	1,237
1,419,622		Crown Castle International Corp	117,176
6,858,943		CSI Properties Ltd	243
43,809		CT Real Estate Investment Trust	446
775,715		CubeSmart	18,734
104,186		CyrusOne, Inc	3,242
553,291		CYS Investments, Inc	4,930
453	*,e	DA Office Investment Corp	2,449
102,100		Daibiru Corp	1,054
330,000		Daikyo, Inc	497
2,595,900		Daiman Development BHD	1,807
49,346	e	Daito Trust Construction Co Ltd	5,510
1,143,289	e	Daiwa House Industry Co Ltd	22,534
345	*,e	Daiwa House REIT Investment Corp	1,512
952,600	*,e,g	Dalian Wanda Commercial Properties Co Ltd	5,905
279,103		DCT Industrial Trust, Inc	9,674
324,713		DDR Corp	6,046
156,423		Derwent London plc	7,927
305,003		Deutsche Annington Immobilien SE	10,278
138,126		Deutsche Euroshop AG.	6,860
287,790		Deutsche Wohnen AG.	7,361
1,271,545		Dexus Property Group	7,320
1,294,205	*	Deyaar Development PJSC	218
739,250		DiamondRock Hospitality Co	10,446
43,740		DIC Asset AG.	437
377,282		Digital Realty Trust, Inc	24,886
136,605		Dios Fastigheter AB	1,084
9,693,716		DLF Ltd	24,437
39,688	*	Dogus Gayrimenkul Yatirim Ortakligi AS	63
73,246		Douglas Emmett, Inc	2,183
52,977		Dream Global Real Estate Investment Trust	412
116,096		Dream Industrial Real Estate Investment Trust	826
53,822		Dream Office Real Estate Investment Trust	1,120
57,244	*	Dream Unlimited Corp	417
635,726		Duke Realty Corp	13,840
207,828		DuPont Fabros Technology, Inc	6,792
178,095	e	Dynex Capital, Inc	1,508
4,970	*	Easterly Government Properties, Inc	80
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
549,100		Eastern & Oriental BHD	$296
102,510		EastGroup Properties, Inc	6,165
175,703		Education Realty Trust, Inc	6,216
2,576,043	*	Emaar Malls Group PJSC	2,048
7,386,267		Emaar Properties PJSC	13,217
1,228,584		Emira Property Fund	1,822
3,786,868		Emlak Konut Gayrimenkul Yatiri	4,286
1,233,333		Emperor International Holdings	275
249,026		Empire State Realty Trust, Inc	4,684
192,331		Entertainment Properties Trust	11,546
220,737	*	Equity Commonwealth	5,861
343,321		Equity Lifestyle Properties, Inc	18,865
216,186		Equity One, Inc	5,770
938,024		Equity Residential	73,035
1,074,710	*	Eshraq Properties Co PJSC	175
279,379		Essex Property Trust, Inc	64,229
190,601		Eurobank Properties Real Estate Investment Co	1,555
45,616		Eurocommercial Properties NV	2,091
12,762,261	e	Evergrande Real Estate Group	6,433
215,819		Excel Trust, Inc	3,026
721,668		Extra Space Storage, Inc	48,763
160,899	e	Fabege AB	2,306
4,931,000	e	Fantasia Holdings Group Co Ltd	591
1,003,680		Far East Consortium	381
1,675,300	e	Far East Hospitality Trust	977
215,437		Farglory Land Development Co Ltd	248
106,976	*	Fastighets AB Balder	1,808
152,892		Federal Realty Investment Trust	22,507
2,949,456		Federation Centres	6,808
790,137		FelCor Lodging Trust, Inc	9,079
457,551		Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	523
5,170,991		Fibra Uno Administracion S.A. de C.V.	13,699
12,000,000		Filinvest Development Corp	1,221
54,537,000		Filinvest Land, Inc	2,196
94,808		First Capital Realty, Inc	1,477
379,899		First Industrial Realty Trust, Inc	8,141
231,466		First Potomac Realty Trust	2,752
1,012,969		First Real Estate Investment Trust	1,033
36,431	e	FirstService Corp	2,358
6,583		Fonciere Des Regions	652
410	*,e	Fonciere Des Regions (New)	40
476,168	*	Forest City Enterprises, Inc (Class A)	12,152
115,614	*,e	Forestar Real Estate Group, Inc	1,823
544,363		Fortress Income Fund Ltd	702
340,436		Foxtons Group plc	1,034
366,617		Franklin Street Properties Corp	4,700
8,766,701	e	Franshion Properties China Ltd	2,659
537,400		Frasers Centrepoint Trust	790
311,000	*	Frasers Hospitality Trust	203
929	*	Frontier Real Estate Investment Corp	4,417
24,351	*,e	FRP Holdings, Inc	886
619	*	Fukuoka REIT Corp	1,154
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,698,000		Future Land Development Holdin	$619
194,000		Gallop No REIT	117
1,048,339		Gaming and Leisure Properties, Inc	38,652
228,152		Gazit Globe Ltd	2,818
20,689		Gazit, Inc	536
543,009		GDI Property Group	383
6,745		Gecina S.A.	912
2,582,000	e	Gemdale Properties and Investm	143
2,594,047		General Growth Properties, Inc	76,654
248,787		Geo Group, Inc	10,882
118,835		Getty Realty Corp	2,163
56,948		Gladstone Commercial Corp	1,060
5,975,191	e	Global Logistic Properties	11,533
468		Global One Real Estate Investment Corp	1,615
758,256	*	Globe Trade Centre S.A.	1,127
280,100		Glomac BHD	75
3,788,895	*,e	Glorious Property Holdings Ltd	518
2,884	*	GLP J-Reit	2,986
50,826		Godrej Properties Ltd	204
17,980		Goldcrest Co Ltd	313
745,300	*	Golden Land Property Development PCL	151
1,722,000	*,e	Goldin Properties Holdings Ltd	3,056
1,520,045		Goodman Property Trust	1,356
234,052	e	Government Properties Income Trust	5,348
2,193,785		GPT Group (ASE)	7,620
423,050		Grainger plc	1,292
146,903	e	Gramercy Property Trust, Inc	4,124
79,918	*,e	Grand City Properties S.A.	1,483
25,400		Granite Real Estate Investment Trust	892
259,016		Great Eagle Holdings Ltd	912
1,085,096		Great Portland Estates plc	13,037
8,287,264		Green REIT plc	14,578
327,000	e	Greenland Hong Kong Holdings Ltd	194
35,900	e	Greentown China Holdings Ltd	32
5,562,605		Growthpoint Properties Ltd	13,134
396,000	*	Guangdong Land Holdings Ltd	119
1,210,908	e	Guangzhou R&F Properties Co Ltd	1,244
446,615		H&R Real Estate Investment Trust	8,227
3,910		Haesung Industrial Co Ltd	106
111,171		Halk Gayrimenkul Yatrm Ortakli	52
43,882	e	Hamborner AG.	483
2,482,891		Hammerson plc	24,452
1,534,495		Hang Lung Group Ltd	7,008
15,928,071		Hang Lung Properties Ltd	44,750
510		Hankyu Reit, Inc	644
85,150		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,557
1,691,128	e	Hansteen Holdings plc	3,068
335,987		Hatteras Financial Corp	6,102
864,445		HCP, Inc	37,353
694,328		Health Care REIT, Inc	53,713
329,836		Healthcare Realty Trust, Inc	9,163
218,245		Healthcare Trust of America, Inc	6,080
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
33,500		Heiwa Real Estate Co Ltd	$470
224,133		Helical Bar plc	1,311
151,547		Heliopolis Housing	1,302
21,313,600		Hemaraj Land and Development PCL (Foreign)	2,934
63,398	*	Hemfosa Fastigheter AB	1,446
3,721,906	e	Henderson Land Development Co Ltd	26,147
695,112		Hersha Hospitality Trust	4,497
29,918,097		Hibernia REIT plc	37,638
563,250		Highwealth Construction Corp	1,328
304,401		Highwoods Properties, Inc	13,935
145,481	*	Hispania Activos Inmobiliarios SAU	1,917
159,300	e	Ho Bee Investment Ltd	250
208,282		Home Properties, Inc	14,432
228,000	e	Hong Fok Corp Ltd	147
260,994		Hongkong Land Holdings Ltd	1,970
844,000	*	Hopson Development Holdings Ltd	609
501	*	Hoshino Resorts REIT, Inc	6,149
451,392		Hospitality Properties Trust	14,891
2,512,563		Host Marriott Corp	50,704
218,924	*	Housing Development & Infrastruture Ltd	355
138,437	*	Howard Hughes Corp	21,460
231,235		Huaku Development Co Ltd	472
76,000		Huang Hsiang Construction Co	107
266,584		Hudson Pacific Properties	8,848
182,195	e	Hufvudstaden AB (Series A)	2,498
10,982		Hulic Reit, Inc	16,877
495,362		Hung Poo Real Estate Development Corp	420
442,000		Hung Sheng Construction Co Ltd	266
580,109	e	Hyprop Investments Ltd	5,644
896,317		Hysan Development Co Ltd	3,929
13,943		Icade	1,260
973		Ichigo Real Estate Investment Corp	786
97,800		IGB Corp BHD	74
2,392,300		IGB Real Estate Investment Trust	858
61,900		Iguatemi Empresa de Shopping Centers S.A.	547
1,180,600	m	IJM Land BHD	1,116
364,783		Immobiliare Grande Distribuzione	364
1,355,948	*,e,m	Immoeast AG.	0	^
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0	^
256,258	*,e	Immofinanz Immobilien Anlagen AG.	755
775,598		Indiabulls Real Estate Ltd	809
383		Industrial & Infrastructure Fund Investment Corp	1,783
1,665,407		ING Office Fund	4,935
345,072		Inland Real Estate Corp	3,689
2,313,506	*	Inmobiliaria Colonial S.A.	1,562
108,641		InnVest Real Estate Investment Trust	495
30,179		InterRent Real Estate Investment Trust	155
2,358		Intershop Holdings	971
13,962		Intervest Offices	405
431,098		Invesco Mortgage Capital, Inc	6,695
406	*	Invesco Office J-Reit, Inc	398
471,724		Investors Real Estate Trust	3,538
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,670	*	Invincible Investment Corp	$3,415
1,182,043		IOI Properties Group Sdn BHD	695
385,112		Iron Mountain, Inc	14,049
656,447		Is Gayrimenkul Yatirim Ortakligi AS	410
291,337	*	iStar Financial, Inc	3,787
1,158	*	Japan Excellent, Inc	1,511
10,726		Japan Hotel REIT Investment Corp	7,630
859	*	Japan Logistics Fund Inc	1,785
523		Japan Prime Realty Investment Corp	1,801
382		Japan Real Estate Investment Corp	1,797
3,407	e	Japan Rental Housing Investments, Inc	2,486
751		Japan Retail Fund Investment Corp	1,492
11,005		Jerusalem Economy Ltd	39
8,198	*	Jerusalem Oil Exploration	273
99,100		JHSF Participacoes S.A.	62
1,728,650	m	Jiangsu Future Land Co Ltd	876
113,093		Jones Lang LaSalle, Inc	19,271
22,700		Jowa Holdings Co Ltd	875
1,182,117		K Wah International Holdings Ltd	584
671,480		KEE TAI Properties Co Ltd	423
1,088		Kenedix Realty Investment Corp	5,970
1,041	*	Kenedix Residential Investment Corp	3,231
2,246	*	Kenedix Retail REIT Corp	5,212
388,400	e	Kenedix, Inc	1,581
249,432	e	Kennedy-Wilson Holdings, Inc	6,520
4,000	e	Keppel Land Ltd	13
3,298,140		Kerry Properties Ltd	11,449
50,611	e	Killam Properties, Inc	442
276,103		Kilroy Realty Corp	21,031
312,035		Kimco Realty Corp	8,378
1,541,000		Kindom Construction Co	1,399
161,280	*	King’s Town Construction Co Ltd	136
123,650		Kite Realty Group Trust	3,483
1,273,745	e	Kiwi Property Group Ltd	1,233
79,600		KLCC Property Holdings BHD	150
497,105	e	Klepierre	24,411
48,687		Klovern AB (A Shares)	56
1,551,677	*	Klovern AB (B Shares)	1,802
282,373		Korea Real Estate Investment Trust Co	942
3,043,130	e	Kowloon Development Co Ltd	3,531
2,361,038	e	K-REIT Asia	2,065
309,729		KSL Holdings BHD	181
173,356		Kungsleden AB	1,341
390,185		Kuoyang Construction Co Ltd	173
4,799,231		KWG Property Holding Ltd	3,405
116,707,535		Lai Fung Holdings Ltd	2,168
84,063,250		Lai Sun Development Co Ltd	1,865
48,328		Lamar Advertising Co	2,864
39,121	*	Lamda Development S.A.	153
937,068		Land Securities Group plc	17,397
4,175,500		Langham Hospitality Investments Ltd	1,967
42,406	*	Lar Espana Real Estate Socimi S.A.	489
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
372,130		LaSalle Hotel Properties	$14,461
455,800		LBS Bina Group BHD	186
418,693	*	LC Corp S.A.	219
82,549		LEG Immobilien AG.	6,548
553,144		Lend Lease Corp Ltd	6,987
2,776,611	*	Leopalace21 Corp	14,535
718,370	e	Lexington Corporate Properties Trust	7,062
1,763,239	e	Liberty International plc	9,090
83,225	e	Liberty Property Trust	2,971
1,252,281		Link REIT	7,726
1,686,700		Lippo-Mapletree Indonesia Retail Trust	424
384,000		Liu Chong Hing Investment	481
1,548,000	e	Logan Property Holdings Co Ltd	498
630,489		London & Stamford Property plc	1,513
887,000		Long Bon International Co Ltd	649
1,758,120		Longfor Properties Co Ltd	2,491
639,000		LPN Development PCL	330
132,800		LPS Brasil Consultoria de Imoveis S.A.	214
220,837		LSR Group (GDR)	501
142,899		LTC Properties, Inc	6,573
134,196		Macerich Co	11,317
614,011		Mack-Cali Realty Corp	11,838
1,075,118		Macquarie CountryWide Trust	3,504
2,845,101		Macquarie Goodman Group	13,700
3,281,890	e	Macquarie MEAG Prime REIT	1,996
4,660,000	*,e	Madex International Holdings Ltd	131
1,577,441		Mah Sing Group BHD	877
6,100	*,e	Mainstreet Equity Corp	181
35,779	*,e,m	Mapeley Ltd	1
3,031,987		Mapletree Commercial Trust	3,535
4,828,600	e	Mapletree Greater China Commercial Trust	3,659
3,158,261		Mapletree Industrial Trust	3,633
3,919,325		Mapletree Logistics Trust	3,556
126,320	*	Marcus & Millichap, Inc	4,734
566,550		Matrix Concepts Holdings BHD	428
29,383		Mazaya Qatar Real Estate Development Q.S.C	147
1,311,400		MBK PCL	564
688,628		Medical Properties Trust, Inc	10,150
44,785	*	Medinet Nasr Housing	203
65,892,600		Megaworld Corp	7,992
37,764		Melisron Ltd	1,434
53,411		Mercialys S.A	1,357
131,743	*	Merlin Properties Socimi S.A.	1,796
2,283,500		Mexico Real Estate Management S.A. de C.V.	3,582
1,395,867		MFA Mortgage Investments, Inc	10,972
1,559	*	MID Reit, Inc	3,779
184,662		Mid-America Apartment Communities, Inc	14,269
1,618,929	*,e	Midland Holdings Ltd	711
162,952		Milestone Apartments Real Estate Investment Trust	1,800
5,095,000	*	Mingfa Group	1,674
1,804,000		Minmetals Land Ltd	212
2,014,188		Mirvac Group	3,075
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,494,880		Mitsubishi Estate Co Ltd	$34,669
1,595,241		Mitsui Fudosan Co Ltd	46,849
149,400		MKH BHD	111
7,698		Mobimo Holding AG.	1,816
185,953		Monmouth Real Estate Investment Corp (Class A)	2,066
26,700		Morguard North American Resid	223
59,346		Morguard Real Estate Investment Trust	807
1,934	*	Mori Hills REIT Investment Corp	2,728
1,093		Mori Trust Sogo Reit, Inc	2,263
76,934		Multiplan Empreendimentos Imobiliarios S.A.	1,351
140,300		Naim Holdings BHD	100
118,665		National Health Investors, Inc	8,426
323,968	e	National Retail Properties, Inc	13,273
198,282,600	*	Natural Park PCL	366
1,120,000	*	Neo-China Land Group Holdings Ltd	205
277,000		New Century Real Estate Investment Trust	111
471,047		New Residential Investment Corp	7,080
3,016,614		New World China Land Ltd	1,929
15,323,479		New World Development Co Ltd	17,765
346,357	e	New York Mortgage Trust, Inc	2,688
248,780		NewRiver Retail Ltd	1,137
63,603		Nexity	2,660
168,905		Nieuwe Steen Investments NV	760
1,224		Nippon Accommodations Fund, Inc	4,648
409		Nippon Building Fund, Inc	2,009
1,569		Nippon ProLogis REIT, Inc	3,454
283	e	NIPPON REIT Investment Corp	770
25,067	*	Nitsba Holdings 1995 Ltd	402
126,601		Nomura Real Estate Holdings, Inc	2,280
5,946	*	Nomura Real Estate Master Fund, Inc	7,388
395		Nomura Real Estate Office Fund, Inc	1,919
150		Nomura Real Estate Residential Fund, Inc	833
16,695		Northern Property Real Estate Investment Trust	311
713,541	e	NorthStar Realty Finance Corp	12,929
20,452		NorthWest Healthcare Properties Real Estate Investment Trust	147
236,029	*	Norwegian Property ASA	305
1,674,262		Novion Property Group	3,189
130,936		NTT Urban Development Corp	1,308
396,272		Oberoi Realty Ltd	1,797
546,992	e	Omega Healthcare Investors, Inc	22,191
54,154	e	One Liberty Properties, Inc	1,322
16,000		Open House Co Ltd	376
4,304	*	Orix JREIT, Inc	6,164
1,760,500	e	OUE Hospitality Trust	1,206
389,677		Outfront Media, Inc	11,659
40,649	e	Owens Realty Mortgage, Inc	609
652,699	*	Palm Hills Developments SAE	344
526,384		Paramount Group, Inc	10,159
719,700	e	Parkway Life Real Estate Investment Trust	1,238
269,228		Parkway Properties, Inc	4,671
2,150,121		Parque Arauco S.A.	4,119
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
35,391	*	Patrizia Immobilien AG.	$634
480,100		Pavilion Real Estate Investment Trust	198
236,774		Pebblebrook Hotel Trust	11,027
242,063		Pennsylvania REIT	5,623
258,645		Pennymac Mortgage Investment Trust	5,507
394,300	*,e	Perennial Real Estate Holdings Ltd	301
1,401,586		Phoenix Mills Ltd	7,994
213,641		Physicians Realty Trust	3,762
292,285		Piedmont Office Realty Trust, Inc	5,439
1,506,800	e	PLA Administradora Industrial S de RL de C.V.	3,056
76,611		Plum Creek Timber Co, Inc	3,329
19,380		Polski Holding Nieruchomosci S.A.	130
2,733,117	e	Poly Hong Kong Investment Ltd	1,328
8,341,160		Polytec Asset Holdings Ltd	1,151
360,352		Post Properties, Inc	20,515
233,699		Potlatch Corp	9,357
1,979,000	*	Powerlong Real Estate Holdings Ltd	332
1,260,401	e	Precinct Properties New Zealand Ltd	1,106
446	*,e	Premier Investment Co	2,567
69,744		Prestige Estates Projects Ltd	299
225,379	e	Primary Health Properties plc	1,353
199,227	*	Prime Office AG.	867
2,448,826		Prince Housing & Development Corp	1,012
276,700	e	ProLogis Property Mexico S.A. de C.V.	495
1,322,035		Prologis, Inc	57,588
1,213,000	e	Prosperity REIT	441
127,785		PS Business Parks, Inc	10,611
108,628		PSP Swiss Property AG.	10,238
24,504,700		PT Agung Podomoro Land Tbk	824
10,400,500		PT Alam Sutera Realty Tbk	441
3,609,000		PT Bekasi Fajar Industrial Estate Tbk	160
5,361,527		PT Bumi Serpong Damai	874
29,814,800		PT Ciputra Development Tbk	3,358
15,300,000		PT Ciputra Property Tbk	882
3,597,600		PT Ciputra Surya Tbk	845
6,006,400		PT Intiland Development Tbk	264
100,044,487		PT Kawasan Industri Jababeka Tbk	2,529
370,100	*	PT Lippo Cikarang Tbk	330
45,362,697		PT Lippo Karawaci Tbk	4,680
22,264,900		PT Modernland Realty Tbk	867
5,991,200	*	PT Nirvana Development Tbk	104
75,372,900		PT Pakuwon Jati Tbk	2,967
21,461,100	*	PT Sentul City Tbk	198
9,091,600		PT Summarecon Agung Tbk	1,195
538,982		Public Storage, Inc	106,255
4,346,170	*	Puravankara Projects Ltd	4,303
99,472		Pure Industrial Real Estate Trust	397
40,878		QTS Realty Trust, Inc	1,488
20,312,232		Quality House PCL	2,356
660,512	*	Quintain Estates & Development plc	926
2,005,470		Radium Life Tech Co Ltd	1,036
284,761	e	RAIT Investment Trust	1,953
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
859,591		RAK Properties PJSC	$150
253,993		Ramco-Gershenson Properties	4,724
235,546		Rayonier, Inc	6,350
11,500	*,e	Raysum Co Ltd	118
34,652		Re/Max Holdings, Inc	1,151
98,028	*,e	Realia Business S.A.	81
1,873,680	*	Realogy Holdings Corp	85,215
81,386	e	Realty Income Corp	4,200
765,392		Rebosis Property Fund Ltd	785
946,000	e,g	Redco Properties Group Ltd	474
1,856,483		Redefine International plc	1,618
6,697,467		Redefine Properties Ltd	6,839
283,760	e	Redwood Trust, Inc	5,071
26,271,000		Regal Real Estate Investment Trust	7,524
653,780		Regency Centers Corp	44,483
22,800		Relo Holdings, Inc	2,017
15,765,250	*,e	Renhe Commercial Holdings Co Ltd	742
124,529		Resilient Property Income Fund Ltd	1,068
444,363		Resource Capital Corp	2,017
333,004		Retail Opportunities Investment Corp	6,094
1,053,716		Retail Properties of America, Inc	16,891
226,310		Rexford Industrial Realty, Inc	3,578
496,208		RioCan Real Estate Investment Trust	11,350
463,710		RLJ Lodging Trust	14,519
443,000		Road King Infrastructure	405
2,612,200		Robinsons Land Corp	1,798
1,150,200	*	Rojana Industrial Park PCL	298
130,929	e	Rouse Properties, Inc	2,482
698,488		Ruentex Development Co Ltd	1,071
134,617	e	Ryman Hospitality Properties	8,200
3,474,646		S.A. Corporate Real Estate Fund	1,404
647,440	e	Sabana Shari’ah Compliant Industrial REIT	425
198,738		Sabra Healthcare REIT, Inc	6,588
406,498		Safestore Holdings plc	1,763
120,000		Saizen REIT	75
12,604,476		Sansiri PCL	716
36,900		Sao Carlos Empreendimentos e Participacoes S.A.	357
62,554		Saul Centers, Inc	3,578
289,414		Savills plc	3,480
1,699,200		SC Asset Corp PCL	190
18,088,293		Scentre Group	51,386
505,333		Schroder Real Estate Investment Trust Ltd	467
532,423		Segro plc	3,288
2,519	e	Sekisui House SI Residential Investment Corp	2,717
124,842		Select Income REIT	3,120
98,711		Selvaag Bolig ASA	342
184,881		Senior Housing Properties Trust	4,102
763,070		Shaftesbury plc	9,386
250,340		Shanghai Jinqiao Export Processing Zone Development Co Ltd	422
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	172
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,995,430		Shanghai Real Estate Ltd	$511
6,617,668		Shenzhen Investment Ltd	2,452
233,100	*	Shenzhen SEG Co Ltd	145
1,680,325		Shimao Property Holdings Ltd	3,526
320,830	*	Shining Building Business Co Ltd	185
195,432		Shoei Co Ltd	2,196
2,000,245		Shopping Centres Australasia Property Group	3,070
12,535,167	e	Shui On Land Ltd	2,959
480	*	SIA Reit, Inc	1,874
133,143		Silver Bay Realty Trust Corp	2,152
1,352,523		Simon Property Group, Inc	264,608
992,600	*	SingHaiyi Group Ltd	110
2,615,422		Sino Land Co	4,265
1,562,000	*	Sinolink Worldwide Holdings Ltd	123
14,292,717		Sino-Ocean Land Holdings Ltd	8,646
234,998		Sinpas Gayrimenkul Yatirim Ortakligi AS	68
216,509		Sinyi Realty Co	238
140,257	*	Six of October Development & Investment	254
438,299		SL Green Realty Corp	56,269
12,368,016		SM Prime Holdings	5,520
595,645		Sobha Developers Ltd	3,825
6,139,350		Soho China Ltd	4,181
1,440,500		Soilbuild Business Space REIT	850
65,600		Sonae Sierra Brasil S.A.	390
94,000		Soundwill Holdings Ltd	153
135,392	e	Sovran Self Storage, Inc	12,719
108,749		Sparkassen Immobilien AG.	988
881,100		Spirit Realty Capital, Inc	10,644
451,723		Sponda Oyj	1,938
1,142,000	e	Spring Real Estate Investment Trust	542
354,252		ST Modwen Properties plc	2,335
167,667	*,e	St. Joe Co	3,112
191,528		STAG Industrial, Inc	4,505
1,594,830	e	Starwood Property Trust, Inc	38,754
135,769	e	Starwood Waypoint Residential Trust	3,510
3,185,048		Stockland Trust Group	10,882
86,779		STORE Capital Corp	2,026
1,727,822	*	Strategic Hotels & Resorts, Inc	21,477
16,940		Sumitomo Real Estate Sales Co Ltd	460
435,286		Sumitomo Realty & Development Co Ltd	15,671
299,894		Summit Hotel Properties, Inc	4,219
152,087		Sun Communities, Inc	10,147
56,800	e	Sun Frontier Fudousan Co Ltd	523
4,036,145		Sun Hung Kai Properties Ltd	62,235
2,425,000		Sunac China Holdings Ltd	2,104
2,487,000	e	Sunlight Real Estate Investment Trust	1,212
1,053,920		Sunstone Hotel Investors, Inc	17,569
1,950,198		Suntec Real Estate Investment Trust	2,634
1,828,634	*	Sunteck Realty Ltd	7,292
1,642,558		Sunway BHD	1,618
2,611,800		Sunway Real Estate Investment	1,107
2,274,100		Supalai PCL	1,499
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
713,193		Swire Pacific Ltd (Class A)	$9,708
1,066,101		Swire Properties Ltd	3,463
55,418		Swiss Prime Site AG.	4,812
258,780	e	TAG Tegernsee Immobilien und Beteiligungs AG.	3,569
350,668		Taiwan Land Development Corp	175
225,600	e	Takara Leben Co Ltd	1,208
1,100,319		Talaat Moustafa Group	1,507
435,307		Tanger Factory Outlet Centers, Inc	15,310
60,534		Taubman Centers, Inc	4,669
132,612	e	Technopolis plc	596
45,218	*	Tejon Ranch Co	1,196
139,073		Terreno Realty Corp	3,171
46,000		Tian Shan Development Holding Ltd	20
673,180		Ticon Industrial Connection PCL (Foreign)	312
375,000	e	Times Property Holdings Ltd	149
58,700		TOC Co Ltd	460
2,113,233		Tokyo Tatemono Co Ltd	15,482
107,115		Tokyu Fudosan Holdings Corp	731
1,045	*	Tokyu REIT, Inc	1,355
1,067		Top REIT Inc	4,441
300,500		Top Spring International Holdings Ltd	90
484,689		Torunlar Gayrimenkul Yatirim Ortakligi AS	728
1,685,800	e	Tosei Corp	10,959
72,433	e	Trade Street Residential, Inc	519
1,000,300		Tropicana Corp BHD	278
564,808		Tuan Sing Holdings Ltd	162
1,194,811		Two Harbors Investment Corp	12,689
189,482		UDR, Inc	6,448
1,382,460		UEM Land Holdings BHD	514
78,967		UMH Properties, Inc	795
116,816		Unibail-Rodamco	31,545
813,062	*	Union Properties PJSC	214
237,562		Unite Group plc	2,063
74,571,733	*	Unitech Ltd	19,202
73,369		United Development Co PSC	423
214,093		United Overseas Land Ltd	1,191
1,604		United Urban Investment Corp	2,500
989,000		Univentures PCL	235
47,473	e	Universal Health Realty Income Trust	2,670
803,548		UOA Development BHD	480
139,708		Urban Edge Properties	3,311
94,357		Urstadt Biddle Properties, Inc (Class A)	2,176
115,071		Vakif Gayrimenkul Yatirim Ortakligi AS	109
19,798		Vastned Retail NV	970
1,054,325		Ventas, Inc	76,987
13,071,000		Vista Land & Lifescapes, Inc	2,512
628,765		Vornado Realty Trust	70,422
755,506		Vukile Property Fund Ltd	1,199
100,445		Wallenstam Byggnads AB (B Shares)	1,659
836,000	*,e	Wanda Hotel Development Co Ltd	187
28,014		Warehouses De Pauw SCA	2,184
219,603		Washington REIT	6,068
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
81,446		Weingarten Realty Investors	$2,930
37,316		Wereldhave NV	2,508
145,321	e	Western Asset Mortgage Capital Corp	2,191
3,900,660		Westfield Corp	28,269
240,634		Weyerhaeuser Co	7,977
505,595		WHA Corp PCL	489
6,224,676		Wharf Holdings Ltd	43,453
2,154,064		Wheelock & Co Ltd	11,007
441,297		Wheelock Properties S Ltd	597
73,485		Whitestone REIT	1,167
152,580		Wihlborgs Fastigheter AB	2,950
428,532	e	Wing Tai Holdings Ltd	599
340,624		Workspace Group plc	4,307
41,764		WP Carey, Inc	2,840
1,326,307		WP GLIMCHER, Inc	22,056
5,238,000	e	Wuzhou International Holdings Ltd	893
5,646,100	e	Yanlord Land Group Ltd	4,025
964,500	*	Ying Li International Real Estate Ltd	158
11,843		YNH Property BHD	6
86,200		YTL Hospitality REIT	24
3,153,000		Yuexiu Real Estate Investment Trust	1,798
32,118,733	e	Yuexiul Property Co Ltd	6,302
177,000		Yungshin Construction & Development Co Ltd	364
2,657,120		Yuzhou Properties Co	631
222,000	*,e	Zall Development Group Ltd	72
3,858,800		Zhong An Real Estate Ltd	423
		TOTAL REAL ESTATE	4,824,187

RETAILING - 4.1%
176,533	*,e	1-800-FLOWERS.COM, Inc (Class A)	2,088
105,374		Aaron’s, Inc	2,983
88,639	e	ABC-Mart, Inc	5,184
235,062	e	Abercrombie & Fitch Co (Class A)	5,181
14,110	e	Adastria Holdings Co Ltd	390
294,106		Advance Auto Parts, Inc	44,025
271,712	*,e	Aeropostale, Inc	943
23,200	e	Alpen Co Ltd	363
1,371,122	*,n	Amazon.com, Inc	510,195
936,014	e	American Eagle Outfitters, Inc	15,987
24,168	*	America’s Car-Mart, Inc	1,311
207,894	*	Ann Taylor Stores Corp	8,530
161,993	*,e	AO World plc	440
40,600		AOKI Holdings, Inc	574
51,741		Aoyama Trading Co Ltd	1,689
14,400		Arc Land Sakamoto Co Ltd	309
14,700	e	Asahi Co Ltd	152
91,798	*	Asbury Automotive Group, Inc	7,628
196,520	*	Ascena Retail Group, Inc	2,851
18,300	e	ASKUL Corp	430
169,875	*,e	ASOS plc	9,093
321,000		Aurora Corp	550
117,588		Autobacs Seven Co Ltd	1,856
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
21,159	e	AutoCanada, Inc	$529
299,019		Automotive Holdings Group	954
143,595	*	Autonation, Inc	9,237
106,359	*	AutoZone, Inc	72,554
2,365,020		B&M European Value Retail S.A.	10,963
118,100	*	B2W Companhia Global Do Varejo	738
567,255	*	Barnes & Noble, Inc	13,472
1,421,951		Beauty Community PCL (ADR)	1,868
113,853	e	Bebe Stores, Inc	413
732,023	*,e	Bed Bath & Beyond, Inc	56,201
119,300		Belluna Co Ltd	584
1,186,400		Berjaya Auto BHD	1,209
4,299,860		Best Buy Co, Inc	162,492
147,600	e	BIC CAMERA, Inc	1,533
61,166		Big 5 Sporting Goods Corp	812
280,049		Big Lots, Inc	13,451
66,145		Bilia AB (A Shares)	2,375
60,081	*,e	Blue Nile, Inc	1,913
1,645,800		Bonjour Holdings Ltd	136
53,803	e	Bon-Ton Stores, Inc	374
703,845	*,e	boohoo.com plc	278
34,849	*	Boot Barn Holdings, Inc	834
537,000	*,e,m	Boshiwa International Holding	1
94,388	e	Breville Group Ltd	541
171,149		Brown Shoe Co, Inc	5,614
76,560	e	Buckle, Inc	3,911
99,385	*	Build-A-Bear Workshop, Inc	1,953
154,897	*	Burlington Stores, Inc	9,204
968,861		Byggmax Group AB	6,727
104,394	*,e	Cabela’s, Inc	5,844
118,106		Canadian Tire Corp Ltd	12,032
205,800		Canon Marketing Japan, Inc	4,128
252,372	*	Card Factory plc	1,102
553,841	*	Carmax, Inc	38,221
642,053	e	Cash Converters International Ltd	440
44,941		Cashbuild Ltd	867
102,447		Cato Corp (Class A)	4,057
121,312	*,e	CDON Group AB	223
598,000		Century Ginwa Retail Holdings Ltd	103
376,099		Chico’s FAS, Inc	6,653
78,141		Children’s Place Retail Stores, Inc	5,016
1,549,000	e	China Harmony Auto Holding Ltd	1,299
1,086,000	e	China Merchants Land Ltd	165
7,392,000	e	China ZhengTong Auto Services Holdings Ltd	3,505
22,700		Chiyoda Co Ltd	511
28,800		Chori Co Ltd	444
441,000		Chow Sang Sang Holding	957
100,418	*	Christopher & Banks Corp	558
178,700		Cia Hering	918
50,465	*	Citi Trends, Inc	1,363
20,570		CJ O Shopping Co Ltd	4,242
100,452		Clas Ohlson AB (B Shares)	1,636
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,862,550	*	Cnova NV	$11,715
386,000	*,g	Cogobuy Group	346
68,714	*,e	Conn’s, Inc	2,081
47,734	*,e	Container Store Group, Inc	909
75,058		Core-Mark Holding Co, Inc	4,828
349,675		CST Brands, Inc	15,326
109,700	*,e	Ctrip.com International Ltd (ADR)	6,431
2,039,300	e	Dah Chong Hong Holdings Ltd	1,005
300,200		DCM Japan Holdings Co Ltd	2,248
1,797,592		Debenhams plc	2,000
122,313		Delek Automotive Systems Ltd	1,439
4,164	e	Delticom AG.	86
45,997		Destination Maternity Corp	693
128,319	*	Destination XL Group, Inc	634
703,207	e	Dick Smith Holdings Ltd	1,042
953,282		Dick’s Sporting Goods, Inc	54,328
800,803		Dickson Concepts International Ltd	346
22,701		Dieteren S.A.	796
235,693		Dillard’s, Inc (Class A)	32,174
54,031		Dogus Otomotiv Servis ve Ticaret AS	285
1,573,098	*	Dollar General Corp	118,580
715,312	*	Dollar Tree, Inc	58,044
301,873		Dollarama, Inc	16,875
44,894		Don Quijote Co Ltd	3,649
24,000		Doshisha Co Ltd	372
1,262,773		DSW, Inc (Class A)	46,571
29,102	*	Dufry Group	4,303
193,773		Dunelm Group plc	2,415
344,283	e	EDION Corp	2,588
216,576		El Puerto de Liverpool SAB de C.V.	2,556
4,030,000	e	Emperor Watch & Jewellery Ltd	133
2,600,000	*	Empresas La Polar S.A.	77
3,042,400	e	Esprit Holdings Ltd	3,086
189,533	*	EVINE Live, Inc	1,272
1,038,438		Expedia, Inc	97,748
359,084	*	Express Parent LLC	5,936
121,815		Family Dollar Stores, Inc	9,653
789,582		Far Eastern Department Stores Co Ltd	667
116,175		Fast Retailing Co Ltd	44,920
155,807		Finish Line, Inc (Class A)	3,820
872,068	*,e	Five Below, Inc	31,019
32,718	*	Folli Follie S.A.	972
711,045		Foot Locker, Inc	44,796
380,314		Foschini Ltd	5,654
118,509	*	Francesca’s Holdings Corp	2,109
126,059		Fred’s, Inc (Class A)	2,154
64,087	*	FTD Cos, Inc	1,919
18,900		Fuji Co Ltd	325
54,647	*	Gaiam, Inc (Class A)	398
83,877	*,e	GAME Digital plc	301
835,879	e	GameStop Corp (Class A)	31,730
444,714		Gap, Inc	19,269
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
80,826	*	Genesco, Inc	$5,757
165,019		Genuine Parts Co	15,378
163,300		Geo Corp	1,726
1,250,000		Giordano International Ltd	611
278,866		GNC Holdings, Inc	13,684
531,399	e	Golden Eagle Retail Group Ltd	648
517,000		Goldlion Holdings Ltd	228
50,306,623	e	GOME Electrical Appliances Holdings Ltd	7,247
465,430	*,g	GrandVision NV	10,957
82,605		Group 1 Automotive, Inc	7,131
10,924	*	Groupe Fnac	680
5,865,885	*,e	Groupon, Inc	42,293
251,127	*,e	Grupo Famsa SAB de C.V.	177
10,971		GS Home Shopping, Inc	2,193
209,298	e	Guess?, Inc	3,891
58,200		Gulliver International Co Ltd	479
761		GwangjuShinsegae Co Ltd	211
204,381		Halfords Group plc	1,391
84,925	e	Hankyu Department Stores, Inc	1,598
122,800		Happinet Corp	1,461
2,367,302	e	Harvey Norman Holdings Ltd	8,002
65,633		Haverty Furniture Cos, Inc	1,633
12,002,027	e	Hengdeli Holdings Ltd	2,229
1,865,694		Hennes & Mauritz AB (B Shares)	75,594
50,136	*,e	HHgregg, Inc	307
70,563	*,e	Hibbett Sports, Inc	3,462
24,400		Hikari Tsushin, Inc	1,580
6,178,168		Home Depot, Inc	701,902
3,590,465		Home Product Center PCL (Foreign)	899
825,363		Home Retail Group	2,013
11,610	e	Honeys Co Ltd	102
269,196		Hotai Motor Co Ltd	4,153
38,618		Hotel Shilla Co Ltd	3,401
194,521		HSN, Inc	13,272
56,141		Hudson’s Bay Co	1,162
15,140		Hyundai Department Store Co Ltd	2,030
5,424		Hyundai Home Shopping Network Corp	625
16,400		Ikyu	288
270,330	e	Imperial Holdings Ltd	4,286
2,216,007		Inchcape plc	26,052
861,165		Inditex S.A.	27,648
64,200		International Meal Company Alimentacao S.A.	133
200,346		Interpark Corp	1,635
8,510		Interpark INT Corp	159
75,566,115	*	Intime Retail Group Co Ltd	52,557
186,428		Isetan Mitsukoshi Holdings Ltd	3,080
1,242,000		IT Ltd	413
40,600		Izumi Co Ltd	1,486
492,019		J Front Retailing Co Ltd	7,724
103,109	e	Jardine Cycle & Carriage Ltd	3,080
122,273	e	JB Hi-Fi Ltd	1,734
7,735,992	*,e	JC Penney Co, Inc	65,060
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
343,897	*	JD.com, Inc (ADR)	$10,104
11,600	e	Jin Co Ltd	402
143,959		John Menzies plc	801
36,000		Joshin Denki Co Ltd	286
28,300	*,e	Joyful Honda Co Ltd	1,084
375,229		JUMBO S.A.	3,906
148,320		KappAhl Holding AB	684
213,276	e	Kathmandu Holdings Ltd	220
20,887	e	Keiyo Co Ltd	100
2,368,683		Kingfisher plc	13,364
55,109	*	Kirkland’s, Inc	1,309
455,299		Kohl’s Corp	35,627
26,800		Kohnan Shoji Co Ltd	300
23,088		Kolao Holdings	355
32,700		Komeri Co Ltd	770
78,000		Koradior Holdings Ltd	106
161,763	e	K’s Holdings Corp	5,231
1,006,408		L Brands, Inc	94,894
56,253	*,e	Lands’ End, Inc	2,018
132,000	*,e	Laox Co Ltd	321
13,527		LEADCORP, Inc	185
318,212	e	Lewis Group Ltd	2,031
5,003,119		Li & Fung Ltd	4,885
1,771,645	*	Liberty Interactive Corp	51,714
194,161	*	Liberty TripAdvisor Holdings, Inc	6,172
742,423	*	Liberty Ventures	31,189
61,137	*	Lifestyle Properties Development Ltd	15
63,673		Lithia Motors, Inc (Class A)	6,330
393,228	*	LKQ Corp	10,051
157,637		Lojas Americanas S.A.	652
554,854		Lojas Americanas S.A.(Preference)	2,860
131,464		Lojas Renner S.A.	3,739
698,518		Lookers plc	1,487
7,949		LOTTE Himart Co Ltd	483
21,678		Lotte Shopping Co Ltd	4,634
3,400,288		Lowe’s Companies, Inc	252,947
1,060,000	e	Luk Fook Holdings International Ltd	2,956
74,745	*,e	Lumber Liquidators, Inc	2,301
2,452,330		Macy’s, Inc	159,181
78,400		Magazine Luiza S.A.	126
2,933,000	e	Maoye International Holdings Ltd	466
83,068	*	MarineMax, Inc	2,202
53,900		Marisa Lojas S.A.	238
3,474,944		Marks & Spencer Group plc	27,483
528,723	e	Marui Co Ltd	5,991
98,183		Matas A.S.	2,240
31,700		Matsuya Co Ltd	481
39,623	*,e	Mattress Firm Holding Corp	2,759
375,500		MBM Resources BHD	333
57,854		Mekonomen AB	1,528
139,340		Men’s Wearhouse, Inc	7,274
1,801,330		MFI Furniture plc	11,823
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
147,389	*	Michaels Cos, Inc	$3,988
394,504	*	Mobile World Investment Corp	1,958
29,329		Mobilezone Holding AG.	423
86,139	e	Monro Muffler, Inc	5,603
203,505	*	Mothercare plc	623
401,771		Mr Price Group Ltd	8,593
245,918	*	Murphy USA, Inc	17,797
596,558	e	Myer Holdings Ltd	615
70,806	*	MySale Group plc	53
158,410	e	N Brown Group plc	744
376,000		National Petroleum Co Ltd	454
235,542	*	NetFlix, Inc	98,148
1,820,801		New Carphone Warehouse plc	11,136
537,000	e	New World Department Store China Ltd	134
86,321	*	New York & Co, Inc	216
375,387		Next plc	39,040
47,700	e	Nishimatsuya Chain Co Ltd	420
67,112		Nitori Co Ltd	4,543
220,674		Nordstrom, Inc	17,725
218,217		Nutri/System, Inc	4,360
475,134	*,e	Ocado Ltd	2,476
1,811,240	*	Office Depot, Inc	16,663
102,400		OfficeMate PCL	186
196,713	*	Orbitz Worldwide, Inc	2,294
501,506	*	O’Reilly Automotive, Inc	108,446
217,700	e	OSIM International Ltd	311
51,941	e	Outerwall, Inc	3,434
67,613	*,e	Overstock.com, Inc	1,638
2,291,298	e	Pacific Brands Ltd	800
149,200	*	Pacific Sunwear Of California, Inc	412
1,433,600		Padini Holdings BHD	564
11,100		Pal Co Ltd	316
35,700		Paltac Corp	502
150,000		Pantaloon Retail India Ltd	237
21,700		Parco Co Ltd	202
17,300		Paris Miki, Inc	70
449,097		Parkson Holdings BHD	266
1,138,000	e,m	Parkson Retail Group Ltd	185
116,746		PC Jeweller Ltd	590
111,716		Penske Auto Group, Inc	5,752
180,330	*	PEP Boys - Manny Moe & Jack	1,735
53,567	e	PetMed Express, Inc	885
256,806		Pets at Home Group plc	958
317,708	e	Pier 1 Imports, Inc	4,442
5,723,500	*	Pou Sheng International Holdings Ltd	391
443,034		Poundland Group plc	2,397
42,317		Poya Co Ltd	402
20,790		PPR	4,059
85,951		Premier Investments Ltd	836
183,320	*	Priceline.com, Inc	213,412
6,983,600		PT ACE Hardware Indonesia Tbk	392
5,800,786		PT Matahari Department Store Tbk	8,723
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
664,600		PT Mitra Adiperkasa Tbk	$267
3,472,700	*	PT Mitra Pinasthika Mustika Tbk	214
21,019,700		PT Multipolar Corp Tbk	1,533
9,160,400		PT Ramayana Lestari Sentosa Tbk	525
1,739,800		PT Tiphone Mobile Indonesia Tbk	130
1,118,223		Rakuten, Inc	19,690
109,437		Reitmans Canada Ltd	554
177,060		Rent-A-Center, Inc	4,859
146,059	*,e	Restoration Hardware Holdings, Inc	14,488
1,709,682		Ripley Corp S.A.	824
38,833	*	Risa International Ltd	105
183,300		RONA, Inc	2,345
647,496		Ross Stores, Inc	68,220
36,000		Ryohin Keikaku Co Ltd	5,228
1,058,000	e	SA SA International Holdings Ltd	517
1,125,315		SACI Falabella	8,608
552,189	*	Sally Beauty Holdings, Inc	18,979
35,858	e	Sanrio Co Ltd	958
52,400	e	Sears Canada, Inc	485
38,847	*,e	Sears Holdings Corp	1,607
41,049	*,e	Sears Hometown and Outlet Stores, Inc	317
235,375	*	Select Comfort Corp	8,113
273,000		Senao International Co Ltd	403
65,400	e	Senshukai Co Ltd	474
10,174	*	Seobu Truck Terminal Co Ltd	185
41,700		Seria Co Ltd	1,508
177,200		Shimachu Co Ltd	4,675
115,403		Shimamura Co Ltd	10,689
6,233		Shinsegae Co Ltd	945
2,463		Shinsegae International Co Ltd	187
49,950		Shoe Carnival, Inc	1,471
25,267		Shopper’s Stop Ltd	166
128,171	*	Shutterfly, Inc	5,798
1,400,057		Siam Global House PCL	399
1,423,000	e	Sichuan Xinhua Winshare Chainstore Co Ltd	1,387
159,526		Signet Jewelers Ltd	22,141
10,000		Signet Jewelers Ltd (London)	1,388
134,304		Sonic Automotive, Inc (Class A)	3,344
505,624	*	Sports Direct International plc	4,544
27,596	*,e	Sportsman’s Warehouse Holdings, Inc	220
2,513,000		Springland International Holdings Ltd	768
109,462		Stage Stores, Inc	2,509
1,620,644		Staples, Inc	26,392
54,900		Start Today Co Ltd	1,445
94,836		Stein Mart, Inc	1,181
31,098	e	Stockmann Oyj Abp (B Share)	246
18,458,302	*	Summit Ascent Holdings Ltd	9,850
139,909	e	Super Cheap Auto Group Ltd	1,021
360,474	*	Super Group Ltd	1,033
40,623	*	SuperGroup plc	575
40,531	*	Systemax, Inc	495
40,000		Syuppin Co Ltd	526
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
407,819		Takashimaya Co Ltd	$4,006
70,756		Takkt AG.	1,295
1,986,770		Target Corp	163,054
26,300		Telepark Corp	348
7,745,865		Test-Rite International Co	5,136
339,325		Thorn Group Ltd	689
341,925		Tiffany & Co	30,093
79,839	*,e	Tile Shop Holdings, Inc	967
46,892	*	Tilly’s, Inc	734
1,911,065		TJX Companies, Inc	133,870
15,500		Tokyo Derica Co Ltd	249
43,507	*	Tom Tailor Holding AG.	548
239,907		Tractor Supply Co	20,406
403,062		Trade Me Ltd	1,113
80,670	e	Travelport Worldwide Ltd	1,347
9,451		Trent Ltd	222
279,747	*	TripAdvisor, Inc	23,267
736,947		Truworths International Ltd	5,349
174,203		Tsutsumi Jewelry Co Ltd	4,280
125,320	*,e	Tuesday Morning Corp	2,018
505,267	*	Ulta Salon Cosmetics & Fragrance, Inc	76,220
20,499		United Arrows Ltd	608
222,900	*	Urban Outfitters, Inc	10,175
55,103		USS Co Ltd	952
10,603	e	Valora Holding AG.	2,364
38,620	*	Via Varejo S.A.	198
300,850	*,e	Vipshop Holdings Ltd (ADR)	8,857
98,643	*	Vitamin Shoppe, Inc	4,063
68,871	*,e	VOXX International Corp (Class A)	631
73,200	e	VT Holdings Co Ltd	321
118,343	e	Warehouse Group Ltd	235
144,705	*,e	Wayfair, Inc	4,648
65,147	*	West Marine, Inc	604
317,221		WH Smith plc	6,095
397,551		Williams-Sonoma, Inc	31,689
5,555		Winmark Corp	486
1,080,736		Woolworths Holdings Ltd	7,662
128,381	*,e	World Duty Free S.p.A	1,381
98,100		Xebio Co Ltd	1,702
186,585	e	Yamada Denki Co Ltd	768
38,300		Yellow Hat Ltd	818
91,993	*,e	Yoox S.p.A	2,537
170,000	*,e,g	Zalando SE	4,252
611,623	e	Zhongsheng Group Holdings Ltd	406
4,714	*	zooplus AG.	430
47,581	*,e	zulily, Inc	618
101,736	*	Zumiez, Inc	4,095
		TOTAL RETAILING	5,151,496

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
874,780		A-DATA Technology Co Ltd	1,484
115,839	*	Advanced Energy Industries, Inc	2,972
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,066,540	*,e	Advanced Micro Devices, Inc	$2,858
33,179,668		Advanced Semiconductor Engineering, Inc	44,930
161,880	e	Advantest Corp	2,041
111,133	*,e	Aixtron AG.	837
228,000		ALI Corp	172
70,669	*	Alpha & Omega Semiconductor Ltd	630
581,018		Altera Corp	24,931
90,728	*,e	Ambarella, Inc	6,869
261,410	*	Amkor Technology, Inc	2,310
130,042		ams AG.	6,209
496,614		Analog Devices, Inc	31,287
9,600		AOI Electronics Co Ltd	406
6,371,002		Applied Materials, Inc	143,730
212,686	*,e	Applied Micro Circuits Corp	1,085
352,650		Ardentec Corp	345
3,139,499		ARM Holdings plc	50,989
119,822	e	ARM Holdings plc (ADR)	5,907
53,151		ASM International NV	2,451
514,823	e	ASM Pacific Technology	5,359
622,178		ASML Holding NV	63,076
1,711,211		Atmel Corp	14,083
47,887	*	Atto Co Ltd	478
47,204	*,e	Audience, Inc	214
1,562,853		Avago Technologies Ltd	198,451
374,804	*	Axcelis Technologies, Inc	892
99,995		BE Semiconductor Industries NV	3,196
3,791,432		Broadcom Corp (Class A)	164,150
225,443		Brooks Automation, Inc	2,622
82,593	*	Cabot Microelectronics Corp	4,127
42,502	*,e	Cascade Microtech, Inc	577
343,062	*	Cavium Networks, Inc	24,296
69,538	*	Ceva, Inc	1,483
810,000		China Electronics Corp Holdings Co Ltd	238
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
756,000		Chipbond Technology Corp	1,594
310,088		ChipMOS TECHNOLOGIES Bermuda Ltd	7,647
892,000		ChipMOS Technologies, Inc	1,338
364,083	*	Cirrus Logic, Inc	12,109
85,397		Cohu, Inc	934
554,000	*	Comtec Solar Systems Group Ltd	72
181,853	*,e	Cree, Inc	6,454
168,506		CSR plc	2,183
818,535	e	Cypress Semiconductor Corp	11,550
22,956		D.I Corp	167
403,616		Dainippon Screen Manufacturing Co Ltd	3,053
88,332	*	Dialog Semiconductor plc	3,973
110,701	*	Diodes, Inc	3,162
37,872		Disco Corp	3,864
22,976	*	Dongbu HiTek Co Ltd	124
79,048	*	DSP Group, Inc	947
8,468	*	Duksan Hi-Metal Co Ltd	66
633,000		Elan Microelectronics Corp	1,079
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
65,000		Elite Advanced Laser Corp	$287
235,000		Elite Semiconductor Memory Technology, Inc	374
60,571		eMemory Technology, Inc	658
416,383	*	Entegris, Inc	5,700
300,303	*	Entropic Communications, Inc	889
7,890		Eo Technics Co Ltd	908
943,054		Epistar Corp	1,516
278,167	*	E-Ton Solar Tech Co Ltd	163
12,925		Eugene Technology Co Ltd	165
677,000		Everlight Electronics Co Ltd	1,533
135,403	*	Exar Corp	1,361
43,727	*	EZchip Semiconductor Ltd	837
511,880	*	Fairchild Semiconductor International, Inc	9,306
335,101		Faraday Technology Corp	485
131,315	*	First Solar, Inc	7,851
270,000	*	Forhouse Corp	160
187,548	*	Formfactor, Inc	1,664
153,000		Formosa Advanced Technologies Co Ltd	113
184,780	*	Freescale Semiconductor Holdings Ltd	7,532
10,444,847	*,e	GCL Poly Energy Holdings Ltd	2,765
22,845	*	GemVax & Kael Co Ltd	387
23,686		Giga Solar Materials Corp	400
263,986	*	Gigastorage Corp	233
341,850	*	Gintech Energy Corp	236
48,000		Global Mixed Mode Technology, Inc	139
69,000		Global Unichip Corp	183
140,700		Globetronics Technology BHD	200
1,349,000		Greatek Electronics, Inc	1,780
241,561	*	Green Energy Technology, Inc	146
1,455,200		Hana Microelectronics PCL (Foreign)	1,970
20,661,078	e	Hanergy Thin Film Power Group Ltd	18,602
6,111		Hanmi Semiconductor Co Ltd	89
15,975	*	Hansol LCD, Inc	228
58,036		Hermes Microvision, Inc	3,339
154,000		Holtek Semiconductor, Inc	290
1,087,277		Hynix Semiconductor, Inc	44,412
263,020	*,e	Imagination Technologies Group plc	822
3,091,268		Infineon Technologies AG.	36,777
2,222,644	*	Inotera Memories, Inc	2,950
84,387	*	Inphi Corp	1,505
551,418	*	Integrated Device Technology, Inc	11,039
100,957		Integrated Silicon Solution, Inc	1,806
14,620,689		Intel Corp	457,189
439,168		Intersil Corp (Class A)	6,289
81,336		IXYS Corp	1,002
4,384,000		King Yuan Electronics Co Ltd	3,977
250,350		Kinsus Interconnect Technology Corp	802
421,093		Kla-Tencor Corp	24,546
9,933		Koh Young Technology, Inc	398
50,312	*	Kontron AG.	322
227,291	*	Kopin Corp	800
4,470	*	Kulicke & Soffa Industries, Inc	70
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,295,639		Lam Research Corp	$90,999
5,215,000	*	Landing International Development Ltd	97
587,780	*	Lattice Semiconductor Corp	3,727
7,728		LEENO Industrial Inc	271
337,726		Lextar Electronics Corp	303
515,189		Linear Technology Corp	24,111
150,048		Lite-On Semiconductor Corp	122
59,798		Lumens Co Ltd	337
34,092	*,e	MA-COM Technology Solutions	1,270
3,158,400	*	Macronix International	768
208,200		Malaysian Pacific Industries BHD	393
2,881	*,e	Manz Automation AG.	246
2,325,237		Marvell Technology Group Ltd	34,181
1,764,627		Maxim Integrated Products, Inc	61,427
74,306	*,e	MaxLinear, Inc	604
1,545,328		MediaTek, Inc	20,871
17,500	*	Megachips Corp	203
60,450		Melexis NV	3,607
365,135	*,e	Mellanox Technologies Ltd	16,555
118,965		Micrel, Inc	1,794
748,110	e	Microchip Technology, Inc	36,583
4,748,981	*,e	Micron Technology, Inc	128,840
12,300	e	Micronics Japan Co Ltd	358
341,031	*	Microsemi Corp	12,072
38,600		Mimasu Semiconductor Industry Co Ltd	419
69,688		Mitsui High-Tec, Inc	524
186,527		MKS Instruments, Inc	6,306
107,136		Monolithic Power Systems, Inc	5,641
292,000		Motech Industries, Inc	395
219,126	*,e	NANOCO Group plc	403
71,807	*	Nanometrics, Inc	1,208
597,921		Neo Solar Power Corp	528
344,294	*,e	Nordic Semiconductor ASA	2,204
2,460,426		Novatek Microelectronics Corp Ltd	12,698
1,800		Nuflare Technology, Inc	80
14,364		NVE Corp	990
1,624,197		Nvidia Corp	33,986
1,064,312	*	NXP Semiconductors NV	106,814
186,174	*	Omnivision Technologies, Inc	4,909
2,930,614	*	ON Semiconductor Corp	35,490
17,000		On-Bright Electronics, Inc	105
354,000		Opto Technology Corp	154
1,899,600		Orise Technology Co Ltd	2,180
50,401		Parade Technologies Ltd	474
144,285	*	PDF Solutions, Inc	2,586
78,617		Pericom Semiconductor Corp	1,216
117,860		Phison Electronics Corp	977
210,695	*	Photronics, Inc	1,791
116,613		Pixart Imaging, Inc	388
820,185	*	PMC - Sierra, Inc	7,611
142,661		Power Integrations, Inc	7,430
641,857		Powertech Technology, Inc	1,103
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
491,632	*	Qorvo, Inc	$39,183
149,089	*,e	QuickLogic Corp	288
422,511		Radiant Opto-Electronics Corp	1,312
304,295	*	Rambus, Inc	3,827
2,736,209		Realtek Semiconductor Corp	8,715
32,846	*,e	REC Solar ASA	414
2,003,021	*,e	Renewable Energy Corp AS	581
214,200		Richtek Technology Corp	1,171
203,491		Rohm Co Ltd	13,905
90,271	*,e	Rubicon Technology, Inc	356
111,297	*	Rudolph Technologies, Inc	1,226
238,689		Samsung Electronics Co Ltd	309,521
40,528		Samsung Electronics Co Ltd (Preference)	40,243
106,000		Sanken Electric Co Ltd	732
21,754,000	*,e	Semiconductor Manufacturing International	2,113
301,413	*	Semtech Corp	8,031
30,396		Seoul Semiconductor Co Ltd	544
196,000	e	Shanghai Fudan Microelectronics Group Co Ltd	159
166,000		Shindengen Electric Manufacturing Co Ltd	828
190,100		Shinko Electric Industries	1,350
1,008,000	*,e	Shunfeng International Clean Energy Ltd	759
1,149,000		Sigurd Microelectronics Corp	1,104
34,934		Silergy Corp	265
188,274	*	Silicon Laboratories, Inc	9,559
9,810		Silicon Works Co Ltd	344
5,547,573		Siliconware Precision Industries Co	9,192
22,203	*	Simm Tech Co Ltd	217
458,000		Sino-American Silicon Products, Inc	691
904,000		Sitronix Technology Corp	3,285
1,411,182		Skyworks Solutions, Inc	138,705
11,066	*,e	SMA Solar Technology AG.	141
115,005	*,e	SOITEC	109
273,616	*	Solartech Energy Corp	172
117,000		Sonix Technology Co Ltd	183
1,221,700	*,e	Stats ChipPAC Ltd	453
615,485		STMicroelectronics NV	5,736
152,300	*	Sumco Corp	2,551
609,079	*,e	SunEdison, Inc	14,618
372,000	*	Sunplus Technology Co Ltd	161
94,256	*,e	SunPower Corp	2,951
5,130,700		SVI PCL	710
205,000		Taiwan Semiconductor Co Ltd	220
43,364,721		Taiwan Semiconductor Manufacturing Co Ltd	201,540
871,941		Taiwan Surface Mounting Technology Co Ltd	1,094
1,059,933		Teradyne, Inc	19,980
168,662		Tessera Technologies, Inc	6,794
2,880,668		Texas Instruments, Inc	164,731
229,481		Tokyo Electron Ltd	15,918
113,300		Tokyo Seimitsu Co Ltd	2,595
490,752		Topco Scientific Co Ltd	970
38,498	*	Tower Semiconductor Ltd	655
169,608		Transcend Information, Inc	600
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,746,000	*,m	Trony Solar Holdings Co Ltd.	$2
20,705		U-Blox AG.	3,595
8,800		UKC Holdings Corp	153
112,370	*	Ultra Clean Holdings	803
90,706	*	Ultratech, Inc	1,573
39,500	*	Ulvac, Inc	607
1,524,100		Unisem M BHD	896
23,215,772		United Microelectronics Corp	11,503
3,524,000	*,e	United Photovoltaics Group Ltd	391
243,029		Unity Opto Technology Co Ltd	246
810,756		Vanguard International Semiconductor Corp	1,376
138,599	*	Veeco Instruments, Inc	4,234
192,425		Visual Photonics Epitaxy Co Ltd	240
148,640	*	Vitesse Semiconductor Corp	789
208,000		Walton Advanced Engineering, Inc	90
626,737		Win Semiconductors Corp	856
2,598,000	*	Winbond Electronics Corp	852
160,962	*	Xcerra Corp	1,431
924,742		Xilinx, Inc	39,117
2,206,000	e	Xinyi Solar Holdings Ltd	684
62,228		Youngtek Electronics Corp	133
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,332,618

SOFTWARE & SERVICES - 8.2%
37,676	*,e	A10 Networks, Inc	163
2,143,134		Accenture plc	200,790
308,544	*	ACI Worldwide, Inc	6,683
3,064,421		Activision Blizzard, Inc	69,639
5,845	*	Actoz Soft Co Ltd	192
137,453	*	Actua Corp	2,129
261,352	*	Acxiom Corp	4,832
7,000		Addcn Technology Co Ltd	84
2,360,977	*	Adobe Systems, Inc	174,571
231,061		Advent Software, Inc	10,192
1,736,000	*,e	AGTech Holdings Ltd	190
5,725		Ahnlab, Inc	235
614,642	*	Akamai Technologies, Inc	43,667
170,030	*,e	Alibaba Group Holding Ltd (ADR)	14,153
410,283	*,e	Alliance Data Systems Corp	121,546
279,787		Alpha Systems, Inc	3,970
53,542		Alten	2,456
148,639		Altran Technologies S.A.	1,488
795,465		Amadeus IT Holding S.A.	34,091
24,789	*,e	Amber Road, Inc	229
1,191,924		Amdocs Ltd	64,841
67,114	*	American Software, Inc (Class A)	686
120,722	*,e	Angie’s List, Inc	709
688,734		Anite plc	858
111,507	*	Ansys, Inc	9,834
257,436	*	AOL, Inc	10,197
1,100,000	*	ASG Group Ltd	661
492,757	*	Aspen Technology, Inc	18,966
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
182,762		Asseco Poland S.A.	$2,844
11,700	*,e	Ateam, Inc	552
225,077		Atos Origin S.A.	15,493
910,661	*,g	Auto Trader Group plc	3,401
1,525,055	*	Autodesk, Inc	89,429
1,337,810		Automatic Data Processing, Inc	114,570
65,632		Aveva Group plc	1,435
184,042	*	AVG Technologies NV	3,985
6,596		Axway Software S.A.	128
11,678	*	Baidu, Inc (ADR)	2,434
221,646	*	Bankrate, Inc	2,513
102,399	*,e	Barracuda Networks, Inc	3,939
156,226	*,e	Bazaarvoice, Inc	883
46,589		Bechtle AG.	3,320
353,000	*	Beijing Development HK Ltd	110
13,532	*,e	Benefitfocus, Inc	498
24,300	*,e	Bitauto Holdings Ltd (ADR)	1,236
128,870		Blackbaud, Inc	6,106
140,949	*,e	Blackhawk Network Holdings, Inc	5,042
137	*	Blackhawk Network Holdings, Inc (B Shares)	5
146,653	*	Blucora, Inc	2,003
276,076		Booz Allen Hamilton Holding Co	7,990
70,664	*,e	Borderfree, Inc	425
114,294	*	Bottomline Technologies, Inc	3,128
31,334	*	Box, Inc	619
190,000	e	Boyaa Interactive International Ltd	159
81,229	*	Brightcove, Inc	595
25,300		Broadleaf Co Ltd	495
464,981		Broadridge Financial Solutions, Inc	25,579
90,942	*	BroadSoft, Inc	3,043
21,778		Brogent Technologies, Inc	260
2,751,612		CA, Inc	89,730
78,129	*	CACI International, Inc (Class A)	7,025
423,991	*,e	Cadence Design Systems, Inc	7,818
131,375	*	Callidus Software, Inc	1,666
14,115	e	Cancom SE	566
522,576		Cap Gemini S.A.	42,873
48,886		Capcom Co Ltd	971
45,966	*,e	Carbonite, Inc	657
122,788	*	Cardtronics, Inc	4,617
17,768	*,e	Care.com, Inc	135
218,119		carsales.com Ltd	1,716
33,395		Cass Information Systems, Inc	1,875
56,539	*	CD Projekt Red S.A.	293
340,639		CDK Global, Inc	15,928
13,121		Cegid Group	508
484,349	*	CGI Group, Inc	20,543
45,600	*	Chanjet Information Technology Co Ltd	104
57,012	*,e	ChannelAdvisor Corp	552
615,744	*,e	Check Point Software Technologies	50,473
8,000,000	*,e	China Public Procurement Ltd	176
914,000	*,e	Chinasoft International Ltd	374
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
257,905	*	Ciber, Inc	$1,063
1,508,829		Cielo S.A.	21,600
268,571	*,e	Cimpress NV	22,662
828,629	*	Citrix Systems, Inc	52,925
18,938		CMC Ltd	579
1,598,847	*	Cognizant Technology Solutions Corp (Class A)	99,752
37,085	e	COLOPL, Inc	799
6,563	*	Com2uSCorp	1,136
127,794	*	Commvault Systems, Inc	5,585
698,358		Computer Sciences Corp	45,589
52,131		Computer Task Group, Inc	381
570,810		Computershare Ltd	5,517
268,316	*	comScore, Inc	13,738
58,370	*	Comverse, Inc	1,150
131,798	*,e	Constant Contact, Inc	5,036
26,344		Constellation Software, Inc	9,105
341,677		Convergys Corp	7,814
24,000	*,e	COOKPAD, Inc	1,096
165,766	*,e	Cornerstone OnDemand, Inc	4,789
69,045	*	CoStar Group, Inc	13,659
2,997,100	*	Country Group Development PCL	118
34,576	*,e	Coupons.com, Inc	406
144,789	*,e	Covisint Corp	294
4,000	e	CROOZ, Inc	92
107,227	e	CSG Systems International, Inc	3,259
48,417	*,e	Cvent, Inc	1,358
73,195	*,e	Cyan, Inc	292
68,567		Cyberlink Corp	205
108,295		Cyient Ltd	869
32,135		Daou Technology, Inc	500
519,982		Dassault Systemes S.A.	35,189
66,936	*	Datalink Corp	806
320,500		Datasonic Group BHD	98
22,618		Daum Communications	2,349
153,494	*	DealerTrack Holdings, Inc	5,913
25,785	*	Demand Media, Inc	147
80,972	*,e	Demandware, Inc	4,931
139,300	e	Dena Co Ltd	2,727
76,428	*	Descartes Systems Group, Inc	1,153
181,118		DH Corp	5,533
123,641	*	Dice Holdings, Inc	1,103
29,500		Digital Garage, Inc	451
55,909	*,e	Diligent Board Member Services	225
10,100		Dip Corp	655
17,725	e	DMRC Corp	389
79,694		DST Systems, Inc	8,823
46,800		DTS Corp	895
17,143		DuzonBIzon Co Ltd	197
691,737		EarthLink Holdings Corp	3,071
3,741,888	*	eBay, Inc	215,832
98,385	e	Ebix, Inc	2,989
24,655		eClerx Services Ltd	625
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
136,443	e	Econocom Group	$1,082
1,498,223	*	Electronic Arts, Inc	88,118
192,565	e	Elektrobit Oyj	808
74,927	*	Ellie Mae, Inc	4,144
200,973		Ementor ASA	2,264
82,378	*,e	Endurance International Group Holdings, Inc	1,570
136,466	*,e	EnerNOC, Inc	1,556
4,651		Engineering Ingegneria Informatica S.p.A.	284
153,206	*,e	Envestnet, Inc	8,592
78,132		EOH Holdings Ltd	1,024
226,836	*	EPAM Systems, Inc	13,903
106,304		EPIQ Systems, Inc	1,906
17,776	*	ePlus, Inc	1,545
121,194		Equinix, Inc	28,220
136,131	*	Euronet Worldwide, Inc	7,998
268,422		EVERTEC, Inc	5,868
20,575	*	Everyday Health, Inc	265
160,861	*	ExlService Holdings, Inc	5,984
32,500	e	F@N Communications, Inc	276
7,794,518	*	Facebook, Inc	640,826
145,566	e	Factset Research Systems, Inc	23,174
135,745		Fair Isaac Corp	12,043
777,781		Fidelity National Information Services, Inc	52,936
58,537		Fidessa Group plc	1,916
373,458	*,e	FireEye, Inc	14,658
147,479	*	First American Corp	5,202
750,612	*	Fiserv, Inc	59,599
34,311	*,e	Five9, Inc	191
492,199	*	FleetCor Technologies, Inc	74,283
100,983	*,e	FleetMatics Group plc	4,529
29,562		Forrester Research, Inc	1,087
1,549,663	*	Fortinet, Inc	54,161
90,436		F-Secure Oyj	262
62,400		FUJI SOFT, Inc	1,263
5,188,492		Fujitsu Ltd	35,384
20,300		Future Architect, Inc	123
13,489	*	GameHi Co Ltd	206
78,113	*,e	GameLoft	403
4,650	*	Gamevil, Inc	506
210,938	*	Gartner, Inc	17,687
488,172	*	Genpact Ltd	11,350
89,570	*,e	Gigamon, Inc	1,902
220,465	*	Global Cash Access, Inc	1,680
332,630		Global Payments, Inc	30,496
63,645	*,e	Global Sources Ltd	373
7,548	*,e	Globant S.A.	159
972,141	*,e	Globo plc	728
256,184	*,e	Glu Mobile, Inc	1,283
66,100		GMO internet, Inc	812
220,300	e	GMO Payment Gateway, Inc	5,201
156,818	*,e	Gogo, Inc	2,989
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
20,026	m	Golfzon Co Ltd	$540
1,232,161	*	Google, Inc	675,224
969,163	*	Google, Inc (Class A)	537,595
28,000		Gourmet Navigator, Inc	547
650,000	*	Gravity Co Ltd (ADR)	312
148,900	*,e	Gree, Inc	1,036
213,174	*	GrubHub, Inc	9,676
42,196	*	GTT Communications, Inc	797
56,041	*,e	Guidance Software, Inc	303
284,701	*	Guidewire Software, Inc	14,978
870,314	e	GungHo Online Entertainment Inc	3,400
14,502		Haansoft, Inc	239
87,134		Hackett Group, Inc	779
270,000	*,e	HC International, Inc	286
730,028		HCL Technologies Ltd	11,404
99,558		Heartland Payment Systems, Inc	4,664
256,875		Hexaware Technologies Ltd	1,282
1,623,000	*	Hi Sun Technology China Ltd	586
99,964	*	Higher One Holdings, Inc	242
53,273		HIQ International AB	271
231,944	*	HomeAway, Inc	6,998
85,120	*,e	Hortonworks, Inc	2,029
15,436	*,e	HubSpot, Inc	616
344,648		IAC/InterActiveCorp	23,253
144,443	*	iGate Corp	6,162
2,559,000	e	IGG, Inc	1,493
80,588	*	Imperva, Inc	3,441
98,925	e	Indra Sistemas S.A.	1,160
21,982		Industrial & Financial Systems	717
540,600		Ines Corp	4,089
46,112		Info Edge India Ltd	619
313,308	*	Infoblox, Inc	7,479
1,149,700		Infomart Corp	10,526
222,622	*	Informatica Corp	9,763
148,570		Information Services Group, Inc	593
27,200		Information Services International-Dentsu Ltd	261
1,566,091		Infosys Technologies Ltd	55,109
5,918		Init Innovation In Traffic Sys	145
1,293,140		Innovation Group plc	541
47,576	*,e	Interactive Intelligence, Inc	1,959
194,296	*	Internap Network Services Corp	1,988
2,920,135		International Business Machines Corp	468,682
52,000		International Games System Co Ltd	208
30,400	e	Internet Initiative Japan, Inc	503
1,166,385		Intuit, Inc	113,093
97,855	*,e	iProperty Group Ltd	208
276,069		Iress Market Technology Ltd	2,202
146,040		iSentia Group Ltd	406
75,460		IT Holdings Corp	1,376
38,022		Itochu Techno-Science Corp	789
129,112	e	j2 Global, Inc	8,480
186,583		Jack Henry & Associates, Inc	13,040
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,678	*	JCEntertainment Corp	$175
119,147	*	Jive Software, Inc	611
3,139	*	Joymax Co Ltd	81
19,881		Just Dial Ltd	420
2,393,227	*,e	Just Eat plc	15,478
34,300	*,e	Justsystems Corp	210
427,120	e	Kakaku.com, Inc	7,088
13,674		Kginicis Co Ltd	280
11,453		KGMobilians Co Ltd	178
238,000	e	King Digital Entertainment plc	3,818
1,644,000	*,e	Kingdee International Software Group Co Ltd	688
855,865	e	Kingsoft Corp Ltd	2,507
29,600	*,e	KLab, Inc	339
77,472	*	Knot, Inc	1,369
248,807	*	Kofax Ltd	2,724
494,668		Konami Corp	9,254
288,448		KPIT Cummins Infosystems Ltd	869
9,356	*	KT Hitel Co Ltd	122
241,834		Leidos Holdings, Inc	10,147
467,746	*,e	LendingClub Corp	9,191
217,289	*	Limelight Networks, Inc	789
430,304	*	LinkedIn Corp	107,516
129,400		Linx S.A.	1,893
171,155	*	Lionbridge Technologies	979
85,722	*,e	Liquidity Services, Inc	847
202,718	*	Liveperson, Inc	2,075
79,310	*	LogMeIn, Inc	4,441
56,162	*	Luxoft Holding, Inc	2,906
52,286	*,e	magicJack VocalTec Ltd	358
469,373	*	Manhattan Associates, Inc	23,755
150,155		Mantech International Corp (Class A)	5,096
195,016		Marchex, Inc (Class B)	796
70,804	*,e	Marin Software, Inc	445
70,927	*,e	Marketo, Inc	1,817
28,500	e	Marvelous AQL, Inc	399
4,831,365		Mastercard, Inc (Class A)	417,382
27,722		Matrix IT Ltd	139
35,250	*	Mavenir Systems, Inc	625
349,575		MAXIMUS, Inc	23,338
323,723		Mentor Graphics Corp	7,779
13,612	e	Mercadolibre, Inc	1,668
266,787		Micro Focus International plc	4,674
27,034,975		Microsoft Corp	1,099,107
175,375	*	MicroStrategy, Inc (Class A)	29,672
252,426	*,e	Millennial Media, Inc	366
94,881		MindTree Ltd	1,978
15,800		Mitsubishi Research Institute, Inc	360
167,530	e	Mixi Inc	6,772
33,350	*,e	MobileIron, Inc	309
56,902	*	Model N, Inc	681
131,891	*,e	ModusLink Global Solutions, Inc	508
102,470	*	MoneyGram International, Inc	885
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,048,684		Moneysupermarket.com Group plc	$4,178
1,879,994	*,e	Monitise plc	363
1,884,840		Mono Technology PCL	224
127,005		Monotype Imaging Holdings, Inc	4,145
319,796	*,e	Monster Worldwide, Inc	2,028
139,824		Mphasis Ltd	861
423,900		My EG Services BHD	318
73,094	*,e	Myriad Group AG.	323
664,000	*,e	National Agricultural Holdings Ltd	199
34,508		Naver Corp	20,819
31,684		NCsoft	5,174
22,500		NEC Networks & System Integration Corp	453
14,529		Nemetschek AG.	1,879
12,443	*	Neowiz Games Corp	262
34,139	e	Net Entertainment NE AB	1,172
580,100	e	NET One Systems Co Ltd	3,959
144,500	e	NetDragon Websoft, Inc	317
43,500	e	Netease.com (ADR)	4,581
146,392	*,e	Netscout Systems, Inc	6,419
55,921	*,e	NetSuite, Inc	5,187
155,307	*,e	NeuStar, Inc (Class A)	3,824
11,272	*	New Relic, Inc	391
510,164		Nexon Co Ltd	5,433
174,040	*,e	NEXTDC Ltd	341
20,467	*	NHN Entertainment Corp	1,315
307,144	e	NIC, Inc	5,427
71,209		Nice Systems Ltd	4,346
9,800		NIFTY Corp	111
264,700		Nihon Unisys Ltd	2,506
56,041		NIIT Technologies Ltd	313
136,719		Nintendo Co Ltd	20,060
34,300	e	Nippon System Development Co Ltd	506
116,900		Nomura Research Institute Ltd	4,392
25,600		NS Solutions Corp	789
225,151		NTT Data Corp	9,779
426,547	*	Nuance Communications, Inc	6,121
9,900		OBIC Business Consultants Ltd	341
70,400		Obic Co Ltd	2,985
151,093	e	Open Text Corp	7,976
123,695	e	Opera Software ASA	992
24,022	*,e	OPOWER, Inc	243
694,679	*,e	Optimal Payments plc	5,419
14,456,322		Oracle Corp	623,790
39,649		Oracle Corp Japan	1,706
104,899		Otsuka Corp	4,470
181,000	*	Ourgame International Holdings Ltd	89
817,700	e	Pacific Online	343
460,938	*,e	Pandora Media, Inc	7,472
29,712	*,e	Park City Group, Inc	409
750,505		Paychex, Inc	37,236
23,380	*,e	Paycom Software, Inc	750
62,713		PC Home Online	814
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
263,000	e	PCA Corp	$3,772
176,131		Pegasystems, Inc	3,831
101,696	*	Perficient, Inc	2,104
705,214		Playtech Ltd	8,112
168,396		Polaris Software Lab Ltd	445
43,790		POSDATA Co Ltd	222
106,938	*,e	PRGX Global, Inc	430
176,463	*	Progress Software Corp	4,794
102,999	*,e	Proofpoint, Inc	6,100
65,189	*,e	PROS Holdings, Inc	1,611
593,713	*	PTC, Inc	21,475
27,053	*,e	Q2 Holdings, Inc	572
18,832		QAD, Inc (Class A)	456
588,338	*	QLIK Technologies, Inc	18,315
120,556	*,e	Qualys, Inc	5,603
388,521	e	Quindell plc	778
129,605	*,e	QuinStreet, Inc	771
478,746	*	Rackspace Hosting, Inc	24,699
65,127	*	Rally Software Development Corp	1,022
87,275	*	RealNetworks, Inc	587
140,461	*,e	RealPage, Inc	2,829
575,659	*	Red Hat, Inc	43,606
98,177	*,e	Redknee Solutions, Inc	347
30,264		Reis, Inc	776
10,690		Reply S.p.A.	1,044
133,827	*,e	RetailMeNot, Inc	2,410
24,863	e	RIB Software AG.	348
28,976	*,e	Rightside Group Ltd	294
52,369	*,e	Rocket Fuel, Inc	482
76,451	*,e	Rosetta Stone, Inc	582
297,388	*	Rovi Corp	5,415
125,442	*	Rubicon Project, Inc	2,248
186,495	e	Sabre Corp	4,532
52,308	e	SafeCharge International Group Ltd	198
2,034,662		Sage Group plc	14,055
3,841,937	*	Salesforce.com, Inc	256,680
3,608,000		Samart Corp PCL	3,321
25,186		Samsung SDS Co Ltd	6,061
888,001		SAP AG.	64,182
101,346	*,e	Sapiens International Corp NV	831
6,819		SBSi Co Ltd	98
223,671		Science Applications International Corp	11,485
73,687	*	Sciquest, Inc	1,248
113,066		SDL plc	729
108,586	*	Seachange International, Inc	852
945,424	*	ServiceNow, Inc	74,480
234,016	*,e	ServiceSource International LLC	725
230,630		Shanghai Baosight Software Co Ltd	871
46,523	*,e	Shutterstock, Inc	3,195
101,017	*,e	Silver Spring Networks, Inc	903
4,850,600		Silverlake Axis Ltd	4,842
45,206	e	SimCorp AS	1,483
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
348,000		Sinosoft Technology Group Ltd	$211
24,415		SK C&C Co Ltd	5,112
11,965	*	SK Communications Co Ltd	88
20,900		SMS Co Ltd	279
61,480		Software AG.	1,597
87,540		Soft-World International Corp	240
360,848	*	SolarWinds, Inc	18,490
104,579		Solera Holdings, Inc	5,403
173,492		Sonda S.A.	409
39,141		Sopra Group S.A.	2,915
203,114	*	Splunk, Inc	12,024
44,797	*,e	SPS Commerce, Inc	3,006
76,127		Square Enix Co Ltd	1,629
246,796		SS&C Technologies Holdings, Inc	15,375
51,232	*	Stamps.com, Inc	3,447
93,542		Sumisho Computer Systems Corp	2,618
6,884		SundayToz Corp	90
1,524,000		SUNeVision Holdings Ltd	497
133,944	*	Sykes Enterprises, Inc	3,329
1,022,065		Symantec Corp	23,881
96,714	*	Synchronoss Technologies, Inc	4,590
276,184	*	Synopsys, Inc	12,793
141,177	*	Syntel, Inc	7,303
138,000		Systex Corp	251
131,984	*	TA Indigo Holding Corp	1,365
144,970	*	Tableau Software, Inc	13,413
725,533	*	Take-Two Interactive Software, Inc	18,468
108,182	*,e	Tangoe, Inc	1,493
910,925		Tata Consultancy Services Ltd	37,175
282,172		Tech Mahindra Ltd	2,839
567,598	e	Technology One Ltd	1,733
53,486	*	TechTarget, Inc	617
213,175	e	Tecmo Koei Holdings Co Ltd	3,162
223,910	e	Telecity Group plc	2,899
172,837	*	TeleCommunication Systems, Inc (Class A)	662
86,889	*	TeleNav, Inc	688
83,994		TeleTech Holdings, Inc	2,138
85,670		Temenos Group AG.	2,946
11,476,652		Tencent Holdings Ltd	217,941
495,556	*,e	Teradata Corp	21,874
51,366	*,e	Textura Corp	1,396
161,000	g	Tian GE Interactive Holdings Ltd	99
134,536		Tietoenator Oyj	3,161
305,799	*	TiVo, Inc	3,245
604,097		Total System Services, Inc	23,046
115,419		Totvus S.A.	1,320
80,100	*	Trans Cosmos, Inc/Japan	1,686
1,115,999		Travelsky Technology Ltd	1,285
43,263	*,e	Travelzoo, Inc	417
123,483	*,e	Tremor Video, Inc	289
223,103		Trend Micro, Inc	7,351
20,243	*,e	TrueCar, Inc	361
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,691	*,e	TubeMogul, Inc	$120
90,357	*,e	Tungsten Corp plc	268
1,416,578	*	Twitter, Inc	70,942
151,733	*	Tyler Technologies, Inc	18,288
98,340	*	Ubisoft Entertainment	1,816
81,738	*	Ultimate Software Group, Inc	13,892
151,203	*	Unisys Corp	3,509
173,889		United Internet AG.	7,893
8,700	e	UNITED, Inc	116
307,878	*,e	Unwired Planet, Inc	176
669,143		UXC Ltd	402
2,650,000	*,e	V1 Group Ltd	208
55,770		Vakrangee Ltd	92
591,361	*	Vantiv, Inc	22,294
16,847	*,e	Varonis Systems, Inc	432
132,371	*,e	Vasco Data Security International	2,851
90,000	*,e	V-Cube, Inc	1,200
706,538	*	VeriFone Systems, Inc	24,651
162,222	*	Verint Systems, Inc	10,046
379,365	*,e	VeriSign, Inc	25,406
114,626	*,e	VirnetX Holding Corp	698
72,126	*	Virtusa Corp	2,985
9,389,025		Visa, Inc (Class A)	614,136
521,600	*	VMware, Inc (Class A)	42,776
204,873	*,e	Vringo, Inc	133
104,400	*,e	WebMD Health Corp (Class A)	4,576
281,988	*	Website Pros, Inc	5,344
11,923	*	Webzen, Inc	302
7,808	*	WeMade Entertainment Co Ltd	283
1,207,200	e	Western Union Co	25,122
109,736	*	WEX, Inc	11,781
945,555		Wipro Ltd	9,506
269,134		Wirecard AG.	11,343
38,785	*,e	Wix.com Ltd	743
474,986	*,e	Workday, Inc	40,094
554,527		Xchanging plc	1,109
65,447	*,e	Xero Ltd	1,174
2,362,112		Xerox Corp	30,353
6,251		XING AG.	1,076
12,375		X-Legend Entertainment Co Ltd	65
84,178	*,e	Xoom Corp	1,237
52,000		XPEC Entertainment, Inc	314
530,948	e	Yahoo! Japan Corp	2,190
5,394,687	*	Yahoo!, Inc	239,713
30,800	*	Yandex NV	467
143,373	*,e	Yelp, Inc	6,789
1,232	*,e	Yodlee, Inc	17
60,706	*,e	YuMe, Inc	315
32,550	*,e	Zendesk, Inc	739
77,424	*,e	Zillow Group, Inc	7,766
153,042	*	Zix Corp	601
209,441	e,g	Zoopla Property Group plc	561
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,602,821	*,e	Zynga, Inc	$21,668
		TOTAL SOFTWARE & SERVICES	10,254,777

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
249,718	*,e	3D Systems Corp	6,847
841,221	e	AAC Technologies Holdings, Inc	5,193
2,399,292		Accton Technology Corp	1,243
2,682,252	*	Acer, Inc	1,728
82,400		Adlink Technology, Inc	211
190,281		Adtran, Inc	3,553
30,000		Advanced Ceramic X Corp	148
355,158		Advantech Co Ltd	2,701
35,281	*,e	Aerohive Networks, Inc	157
51,750	*,e	Agilysys, Inc	509
36,900		Ai Holdings Corp	673
11,152,541	*	Alcatel S.A.	41,928
6,626,157	*	Alcatel-Lucent (ADR)	24,716
54,873	e	Alliance Fiber Optic Products, Inc	956
1,350,000		Alpha Networks, Inc	905
409,100	e	Alps Electric Co Ltd	9,851
62,800		Amano Corp	749
884,332		Amphenol Corp (Class A)	52,114
512,950		Anixter International, Inc	39,051
137,900		Anritsu Corp	963
2,796,000	e	Anxin-China Holdings Ltd	139
22,312,528	n	Apple, Inc	2,776,348
40,506	*,e	Applied Optoelectronics, Inc	562
58,944	*,e	Arista Networks, Inc	4,157
347,375	*	ARRIS Group, Inc	10,037
172,646	*	Arrow Electronics, Inc	10,557
472,330	*	Aruba Networks, Inc	11,567
38,269		Ascom Holding AG.	657
215,000	*	Asia Optical Co, Inc	301
380,464		Asia Vital Components Co Ltd	351
85,000		ASROCK, Inc	206
2,139,262		Asustek Computer, Inc	21,506
69,000		Aten International Co Ltd	200
24,761,690		AU Optronics Corp	12,425
28,908		Austria Technologie & Systemtechnik AG.	453
36,865	*,e	Avigilon Corp	613
317,461		Avnet, Inc	14,127
143,886		AVX Corp	2,053
130,263	e	Axis Communications AB	5,140
39,603		Badger Meter, Inc	2,374
27,264		Barco NV	1,619
33,387		Bel Fuse, Inc (Class B)	635
127,232		Belden CDT, Inc	11,904
42,000		Bematech S.A.	128
188,849	*	Benchmark Electronics, Inc	4,538
1,710,000	*	Benq Corp	776
1,056,000		BenQ Materials Corp	1,030
53,366		Black Box Corp	1,117
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
841,628	*,e	Blackberry Ltd (New)	$7,502
817,000		Boardtek Electronics Corp	1,484
2,399,866		Brocade Communications Systems, Inc	28,474
621,877		Brother Industries Ltd	9,880
2,256,000		BYD Electronic International Co Ltd	2,850
169,368	*,e	CalAmp Corp	2,742
6,293,928		CalComp Electronics Thailand PCL	790
158,346	*	Calix Networks, Inc	1,329
18,800	*	Canon Electronics, Inc	381
2,458,415		Canon, Inc	86,982
323,000		Career Technology Co Ltd	329
2,149,853		Catcher Technology Co Ltd	22,484
266,000	*	Catic Shenzhen Holdings Ltd	201
173,453		CDW Corp	6,459
375,866	*	Celestica, Inc	4,173
141,135		Checkpoint Systems, Inc	1,527
1,502,402		Cheng Uei Precision Industry Co Ltd	2,783
1,538,232		Chicony Electronics Co Ltd	4,304
1,201,663		Chimei Materials Technology Corp	1,310
1,830,000	e	China Aerospace International Holdings Ltd	240
474,000	e	China All Access Holdings Ltd	177
1,228,000		China Fiber Optic Network System Group Ltd	332
3,760,000	*,e	China Innovationpay Group Ltd	306
336,206		China ITS Holdings Co Ltd	43
1,265,000		Chin-Poon Industrial Co	2,551
264,840		Chroma ATE, Inc	657
2,781,174	*	Ciena Corp	53,704
22,523,010		Cisco Systems, Inc	619,946
976,545		Citizen Watch Co Ltd	7,485
31,056	*,e	Clearfield, Inc	460
398,423		Clevo Co	619
1,742,000	*	CMC Magnetics Corp	233
350,325	*	Cognex Corp	17,373
102,863	*	Coherent, Inc	6,682
928,278	e	Comba Telecom Systems Holdings Ltd	278
1,817		Comet Holding AG.	1,464
163,438	*	CommScope Holding Co, Inc	4,665
4,115,021		Compal Electronics, Inc	3,419
5,829,000		Compeq Manufacturing Co	3,756
52,342		Comtech Telecommunications Corp	1,515
33,629	*,e	Control4 Corp	403
3,196,000		Coolpad Group Ltd	557
1,210,500		Coretronic Corp	1,856
4,507,405		Corning, Inc	102,228
856,000		Coxon Precise Industrial Co Ltd	2,029
110,061	*	Cray, Inc	3,091
17,912	*	CrucialTec Co Ltd	192
114,882		CTS Corp	2,067
68,427	*,e	CUI Global, Inc	401
204,000		CyberTAN Technology, Inc	153
122,990		Daeduck Electronics Co	1,065
108,901		Daeduck GDS Co Ltd	1,335
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
778,000		Daiwabo Co Ltd	$1,250
158,163		Daktronics, Inc	1,710
48,504		Datalogic S.p.A.	557
172,951		DataTec Ltd	856
87,300		Delta Electronics Thai PCL	202
1,868,951		Delta Electronics, Inc	11,777
205,000		Denki Kogyo Co Ltd	973
33,094	e	Dialight plc	373
125,795		Diebold, Inc	4,461
96,138	*	Digi International, Inc	959
2,093,000	e	Digital China Holdings Ltd	2,286
17,611		Digital Multimedia Technologies S.p.A.	939
220,918		Diploma plc	2,627
1,377,240		D-Link Corp	742
83,880		Dolby Laboratories, Inc (Class A)	3,201
218,005		Domino Printing Sciences	3,024
155,002	*	Dot Hill Systems Corp	822
53,649	*	DTS, Inc	1,828
633,000		Dynapack International Technology Corp	1,555
247,600		Eastern Communications Co Ltd	163
59,894	*,e	Eastman Kodak Co	1,137
212,982	*	EchoStar Corp (Class A)	11,015
60,871		Eizo Nanao Corp	1,332
24,400	e	Elecom Co Ltd	507
61,686		Electro Rent Corp	700
86,353		Electro Scientific Industries, Inc	534
1,046,602	e	Electrocomponents plc	3,741
131,031	*	Electronics for Imaging, Inc	5,471
27,800		Elematec Corp	684
1,593,654		Elite Material Co Ltd	2,729
1,653,324		Elitegroup Computer Systems Co Ltd	1,725
6,464,328		EMC Corp	165,228
255,189	*	Emulex Corp	2,034
35,000		Ennoconn Corp	317
10,400		Enplas Corp	416
6,540,034		Ericsson (LM) (B Shares)	82,110
78,097		Esprinet S.p.A.	703
13,464		EVS Broadcast Equipment S.A.	501
358,312	*,e	Extreme Networks, Inc	1,132
892,709	*	F5 Networks, Inc	102,608
119,541	*	Fabrinet	2,270
95,123	*	FARO Technologies, Inc	5,910
167,810		FEI Co	12,811
2,761,000	*	FIH Mobile Ltd	1,464
47,920	*,e	Fingerprint Cards AB	295
286,102	*,e	Finisar Corp	6,105
161,110		Firich Enterprises Co Ltd	548
197,628		FLEXium Interconnect, Inc	568
5,782	*	Flextronics International Ltd	73
335,748		Flir Systems, Inc	10,502
89,854		Flytech Technology Co Ltd	364
825,751		Foxconn Technology Co Ltd	2,214
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,647,181		Fujifilm Holdings Corp	$58,601
2,720,000	*,e	GCL New Energy Holdings Ltd	343
70,395		Gemalto NV	5,609
335,913		Gemtek Technology Corp	247
63,909	*	Genius Electronic Optical Co Ltd	219
44,677		GeoVision, Inc	168
1,767,000		Getac Technology Corp	1,082
1,904,000		Gigabyte Technology Co Ltd	2,355
214,000	e	Goldpac Group Ltd	126
6,212	*	Green Cross Cell Corp	239
3,323,400	*,e	GSH Corp Ltd	179
108,422	*	GSI Group, Inc	1,444
975,838		Halma plc	10,083
31,276		Hamamatsu Photonics KK	943
5,944,770		HannStar Display Corp	1,299
372,250	*	Harmonic, Inc	2,758
195,135		Harris Corp	15,369
8,695,720		Hewlett-Packard Co	270,959
113,917		Hexagon AB (B Shares)	4,045
690,725		High Tech Computer Corp	3,074
481,949	e	Hills Ltd	318
8,824		Hirose Electric Co Ltd	1,136
84,046		Hitachi High-Technologies Corp	2,558
247,000		Hitachi Kokusai Electric, Inc	3,309
10,957,098		Hitachi Ltd	74,835
552,000		Hitachi Maxell Ltd	9,555
570,100		Holystone Enterprise Co Ltd	812
19,751,812		Hon Hai Precision Industry Co, Ltd	57,816
54,395		Horiba Ltd	2,078
210,200		Hosiden Corp	1,160
528,336		Hoya Corp	21,152
86,481		Humax Co Ltd	1,215
46,100		Ibiden Co Ltd	777
311,000		Ichia Technologies, Inc	306
7,800		Icom, Inc	187
200,476		ICP Electronics, Inc	345
15,645	*	Iljin Materials Co Ltd	122
141,429	*	Immersion Corp	1,298
284,512		Inari Amertron BHD	254
1,720		Inficon Holding AG.	615
345,407	*,e	Infinera Corp	6,794
70,145	e	Ingenico	7,694
291,785	*	Ingram Micro, Inc (Class A)	7,330
7,709,288		InnoLux Display Corp	3,841
138,711	*	Insight Enterprises, Inc	3,956
103,290	e	InterDigital, Inc	5,241
81,374	*,e	Intevac, Inc	500
188,188	*,e	InvenSense, Inc	2,862
8,914,349		Inventec Co Ltd	6,438
58,482	*,e	IPG Photonics Corp	5,421
11,600		Iriso Electronics Co Ltd	812
59,000		ITC Networks Corp	532
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
715,357		ITEQ Corp	$566
132,791	*	Itron, Inc	4,848
29,226		Ituran Location and Control Ltd	643
194,564	*	Ixia	2,360
936,699		Jabil Circuit, Inc	21,900
131,493		Japan Aviation Electronics Industry Ltd	3,175
14,200	e	Japan Cash Machine Co Ltd	205
69,200		Japan Digital Laboratory Co Ltd	910
715,131	*,e	Japan Display, Inc	2,551
49,535		Japan Radio Co Ltd	167
1,438,400		JCY International BHD	273
2,519,893	*	JDS Uniphase Corp	33,061
92,943		Jenoptik AG.	1,251
62,700		Jentech Precision Industrial Co Ltd	143
2,753,000	e	Ju Teng International Holdings Ltd	1,605
1,575,344		Juniper Networks, Inc	35,571
16,800		Kaga Electronics Co Ltd	205
12,200		Kanematsu Electronics Ltd	181
4,302		Kapsch TrafficCom AG.	110
280,600		KCE Electronics PCL	457
149,477	*	Kemet Corp	619
25,603		Keyence Corp	13,971
660,524	*	Keysight Technologies, Inc	24,538
50,129		KH Vatec Co Ltd	1,445
87,287	*	Kimball Electronics, Inc	1,234
1,443,550		Kingboard Chemical Holdings Ltd	2,285
1,754,000	e	Kingboard Laminates Holdings Ltd	712
288,652	*,e	Knowles Corp	5,562
81,300		Koa Corp	790
10,832		KONA I Co Ltd	296
717,309		Konica Minolta Holdings, Inc	7,269
108,097		Kudelski S.A.	1,326
46,494	*	KVH Industries, Inc	703
232,810		Kyocera Corp	12,724
343,654		Laird Group plc	1,707
267,892		Largan Precision Co Ltd	23,030
11,803,323	e	Lenovo Group Ltd	17,200
220,817		Lexmark International, Inc (Class A)	9,349
12,700		LG Innotek Co Ltd	1,327
228,507		LG.Philips LCD Co Ltd	6,467
4,931,046		Lite-On Technology Corp	6,379
88,645		Littelfuse, Inc	8,810
388,036		Logitech International S.A.	5,110
69,000		Lotes Co Ltd	306
808,000		Loxley PCL	103
23,867	e	LPKF Laser & Electronics AG.	266
60,575		Lumax International Corp Ltd	120
11,500	m	Macnica, Inc	367
145,000		Marubun Corp	957
8,400		Maruwa Co Ltd	199
79,539	*,e	Maxwell Technologies, Inc	641
46,900	e	Melco Holdings, Inc	882
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
113,507	*	Mercury Computer Systems, Inc	$1,765
155,076		Merry Electronics Co Ltd	497
7,162	e	Mesa Laboratories, Inc	517
180,804		Methode Electronics, Inc	8,505
3,715,000		Micro-Star International Co Ltd	4,399
152,000		MIN AIK Technology Co Ltd	569
464,500		Mitac Holdings Corp	360
288,000		Mitsumi Electric Co Ltd	2,137
355,470		Motorola, Inc	23,699
40,553		MTS Systems Corp	3,068
33,792	*	Multi-Fineline Electronix, Inc	617
433,136		Murata Manufacturing Co Ltd	59,487
204,000	*	Nan Ya Printed Circuit Board Corp	334
196,000		Nanjing Panda Electronics	197
232,497		National Instruments Corp	7,449
363,668	*	NCR Corp	10,732
1,619,382		NEC Corp	4,757
35,100	e	Neopost S.A.	1,930
1,081,437		NetApp, Inc	38,348
126,013	*	Netgear, Inc	4,143
158,310	*	Newport Corp	3,017
278,026		Nichicon Corp	2,591
27,352	*,e	Nimble Storage, Inc	610
16,800	e	Nippon Ceramic Co Ltd	232
262,000	*	Nippon Chemi-Con Corp	771
1,290,141		Nippon Electric Glass Co Ltd	6,305
121,500		Nippon Signal Co Ltd	1,185
62,300		Nohmi Bosai Ltd	768
1,230,618		Nokia Corp	9,328
7,630,523		Nokia Oyj	58,181
47,394		Nolato AB (B Shares)	1,143
45,339	*	Numerex Corp	517
346,194	*,e	Oclaro, Inc	685
1,209,000		Oki Electric Industry Co Ltd	2,503
635,956		Omron Corp	28,649
188,632	e	Opus Group AB	193
20,959	*,e	Opus Group AB (BTA)	21
93,208	*	OSI Systems, Inc	6,922
56,545		Oxford Instruments plc	698
494,644		Pace plc	2,523
598,322	*	Palo Alto Networks, Inc	87,403
352,224		Pan-International Industrial	207
70,456		Park Electrochemical Corp	1,519
273,170	*,e	Parkervision, Inc	227
8,134	*,e	Parrot S.A.	181
472,967		Partron Co Ltd	6,080
9,361,700	*	PAX Global Technology Ltd	9,791
32,182		PC Connection, Inc	840
9,347,324		Pegatron Technology Corp	25,219
166,524		Plantronics, Inc	8,817
107,929	*	Plexus Corp	4,400
575,880	*	Polycom, Inc	7,717
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
38,240		Posiflex Technology, Inc	$195
864,411		Premier Farnell plc	2,373
1,259,000		Primax Electronics Ltd	1,722
802,100	*	Prime View International Co Ltd	369
69,109	*,e	Procera Networks, Inc	649
112,741	*	PS IT Infrastructure & Service Ltd	100
4,230,700	*	PT Agis Tbk	149
1,307,000		PT Erajaya Swasembada Tbk	87
302,130	*	QLogic Corp	4,453
3,907,179		Qualcomm, Inc	270,924
2,728,217		Quanta Computer, Inc	6,585
1,238,000		Quanta Storage, Inc	1,353
700,055	*,e	Quantum Corp	1,120
110,653	*,e	RealD, Inc	1,415
465,159		Redington India Ltd	976
82,870		Renishaw plc	3,002
330,511		Ricoh Co Ltd	3,594
56,200		Riso Kagaku Corp	926
2,169,000	*	Ritek Corp	228
311,024	*	Riverbed Technology, Inc	6,504
92,710	*	Rofin-Sinar Technologies, Inc	2,246
71,018	*	Rogers Corp	5,838
10,400		Roland DG Corp	281
288,339	*	Ruckus Wireless, Inc	3,711
29,100		Ryosan Co Ltd	714
61,100		Ryoyo Electro Corp	779
27,659		Sam Young Electronics Co Ltd	363
84,124		Samsung Electro-Mechanics Co Ltd	5,823
59,824		Samsung SDI Co Ltd	7,347
541,989		SanDisk Corp	34,481
317,496	*	Sandvine Corp	917
442,634	*	Sanmina Corp	10,707
98,660	*	Scansource, Inc	4,011
1,437,291	e	Seagate Technology, Inc	74,782
605,148		Seiko Epson Corp	10,718
981,000		Sercomm Corp	2,112
9,835		SFA Engineering Corp	482
114,800	*	Shanghai Potevio Co Ltd	110
148,876		Shimadzu Corp	1,658
611,017	*	ShoreTel, Inc	4,167
32,634	*,e	Sierra Wireless, Inc	1,081
28,400		Siix Corp	708
92,638	*,e	Silicon Graphics International Corp	805
263,342		Simplo Technology Co Ltd	1,324
1,081,000		Sinbon Electronics Co Ltd	1,756
4,825		Sindoh Co Ltd	301
745,000	*	Sintek Photronic Corp	152
518,000		Sirtec International Co Ltd	1,113
218,000		SMK Corp	948
253,974	*	Sonus Networks, Inc	2,001
120,672		Spectris plc	3,859
155,673	*,e	Speed Commerce, Inc	99
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
830,362		Spirent Communications plc	$1,071
82,026		Sterlite Technologies Ltd	72
103,317	*,e	Stratasys Ltd	5,453
609,000	e	Sunny Optical Technology Group Co Ltd	1,105
93,952	*	Super Micro Computer, Inc	3,120
9,205	*	Suprema, Inc	230
236,086	*	SVA Electron Co Ltd	149
98,893	*,e	Synaptics, Inc	8,041
1,824,000	e	Synertone Communication Corp	129
93,396		SYNNEX Corp	7,215
1,146,402		Synnex Technology International Corp	1,547
750,972		Taiflex Scientific Co Ltd	1,151
1,524,577		Taiwan PCB Techvest Co Ltd	2,655
104,303		Taiyo Yuden Co Ltd	1,521
2,513,000	e	TCL Communication Technology Holdings Ltd	2,530
138,090		TDK Corp	9,778
416,333		TE Connectivity Ltd	29,818
91,277	*,e	Tech Data Corp	5,273
202,000	*	Technovator International Ltd	122
89,007	*	Telit Communications plc	283
21,180		Tessco Technologies, Inc	522
508,095		Test Research, Inc	899
350,773	*	Thin Film Electronics ASA	237
24,000		Toko, Inc	69
132,625		Tong Hsing Electronic Industries Ltd	457
9,100,000		Tongda Group Holdings Ltd	1,385
76,900		Topcon Corp	1,884
130,000		Toshiba TEC Corp	857
22,400		Toyo Corp/Chuo-ku	214
230,003		TPK Holding Co Ltd	1,604
1,050,000		Tpv Technology Ltd	240
604,000		Trigiant Group Ltd	138
540,337	*	Trimble Navigation Ltd	13,617
1,551,932		Tripod Technology Corp	3,121
1,724,000	e	Truly International Holdings	803
15,000		TSC Auto ID Technology Co Ltd	123
161,840		TT electronics plc	317
187,776	*,e	TTM Technologies, Inc	1,692
1,477,039		TXC Corp	1,889
107,953	e	Ubiquiti Networks, Inc	3,190
946,528		Unimicron Technology Corp	612
439,937		Unitech Printed Circuit Board Corp	203
110,784	*,e	Universal Display Corp	5,179
624,695		Venture Corp Ltd	3,888
114,653	*	Viasat, Inc	6,834
15,570	*	Viasystems Group, Inc	272
222,687	*,e	Violin Memory, Inc	840
302,837		Vishay Intertechnology, Inc	4,185
41,131	*	Vishay Precision Group, Inc	655
56,371		Vivotek, Inc	172
1,428,800		VST Holdings Ltd	513
417,600	e	Vtech Holdings Ltd	5,958
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
144,200	e	Wacom Co Ltd	$695
576,000		Wah Lee Industrial Corp	1,009
506,769	*	Walsin Technology Corp	230
1,342,000	e	Wasion Group Holdings Ltd	1,623
1,337,455		Western Digital Corp	121,722
127,500	e	Wi-Lan, Inc	314
128,043		Wincor Nixdorf AG.	6,001
190,500	*,b,m	Wintek Corp	0	^
4,051,424		Wistron Corp	3,438
1,489,032		Wistron NeWeb Corp	3,417
1,278,872		WPG Holdings Co Ltd	1,646
1,555,064		WT Microelectronics Co Ltd	2,399
174,710		Xaar plc	1,068
15,750	*,m	Ya Hsin Industrial Co Ltd	0	^
563,000		Yageo Corp	1,160
64,893		Yamatake Corp	1,757
78,438	e	Yaskawa Electric Corp	1,146
45,784		Yokogawa Electric Corp	493
424,000	*	Yunbo Digital Synergy Group Ltd	224
139,272	*,e	Zebra Technologies Corp (Class A)	12,634
244,507		Zhen Ding Technology Holding Ltd	796
263,000		Zinwell Corp	270
707,682		ZTE Corp	1,624
1,474,000		Zyxel Communications	782
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,715,473

TELECOMMUNICATION SERVICES - 2.6%
8,999	*	012 Smile.Communications Ltd	152
287,801	*	8x8, Inc	2,417
1,566,204		Advanced Info Service PCL (Foreign)	11,382
170,243		AFK Sistema (GDR)	1,260
2,792,686	*,m	Alibaba Health Information Technology Ltd	2,442
223,801	e	Amcon Telecommunications Ltd	459
50,433,189		America Movil S.A. de C.V. (Series L)	51,777
249,500	e	APT Satellite Holdings Ltd	283
1,944,000		Asia Pacific Telecom Co Ltd	887
9,694,456		AT&T, Inc	316,524
32,347		Atlantic Tele-Network, Inc	2,239
116,508	*,e	Avanti Communications Group plc	387
1,849,500	*,e	Axtel SAB de C.V.	590
1,035,453	e	BCE, Inc	43,836
676,153		Belgacom S.A.	23,657
11,832,506		Bezeq Israeli Telecommunication Corp Ltd	22,034
884,371		Bharti Airtel Ltd	5,554
455,050		Bharti Infratel Ltd	2,799
73,633	*,e	Boingo Wireless, Inc	555
8,897,083		BT Group plc	57,812
7,910,728		Cable & Wireless plc	7,134
149,825		Cellcom Israel Ltd	723
1,970,246		CenturyTel, Inc	68,072
2,693,774	e	China Communications Services Corp Ltd	1,195
11,957,390		China Mobile Hong Kong Ltd	155,833
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
14,807,618		China Telecom Corp Ltd	$9,467
5,477,220		China Unicom Ltd	8,338
429,499	*,e	Chorus Ltd	915
3,827,396		Chunghwa Telecom Co Ltd	12,232
678,976	*	Cincinnati Bell, Inc	2,397
1,680,000		Citic 1616 Holdings Ltd	604
126,600		Cogent Communications Group, Inc	4,473
524,212	*	Colt Telecom Group S.A.	1,043
117,383	*	Com Hem Holding AB	954
149,129	e	Consolidated Communications Holdings, Inc	3,042
3,400,231		Deutsche Telekom AG.	62,192
8,702,169		Digi.Com BHD	14,792
150,776		Drillisch AG.	5,881
33,954	e	Elisa Oyj (Series A)	853
115,721		Empresa Nacional de Telecomunicaciones S.A.	1,196
57,217	*	Fairpoint Communications, Inc	1,007
1,546,696		Far EasTone Telecommunications Co Ltd	3,731
3,016,282		France Telecom S.A.	48,440
285,446		Freenet AG.	8,578
4,316,946	e	Frontier Communications Corp	30,434
95,561	*	General Communication, Inc (Class A)	1,506
936,036	*,e	Globalstar, Inc	3,117
48,905		Globe Telecom, Inc	2,200
44,318	*	Hawaiian Telcom Holdco, Inc	1,180
571,925	*	Hellenic Telecommunications Organization S.A.	5,066
2,331,127		HKT Trust and HKT Ltd	3,004
3,614,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	1,674
1,503,547		Idea Cellular Ltd	4,417
84,539		IDT Corp (Class B)	1,501
142,716	e	iiNET Ltd	958
27,226		Iliad S.A.	6,361
169,825	*,e	inContact, Inc	1,851
198,982		Inmarsat plc	2,725
157,797		Inteliquent, Inc	2,484
149,412	*,e	Intelsat S.A.	1,793
276,101	*,e	Iridium Communications, Inc	2,681
116,700	*,e	Japan Communications, Inc	480
1,998,775		Jaymart PCL	645
221,301	*	Jazztel plc	3,016
1,089,991		Kcom Group plc	1,472
1,783,155		KDDI Corp	40,286
33,706		KT Corp	881
257,812	*,e,m	Let’s GOWEX S.A.	3
2,435,189	*	Level 3 Communications, Inc	131,111
236,589		LG Telecom Ltd	2,344
54,901		Lumos Networks Corp	838
443,118	e	M2 Telecommunications Group Ltd	3,415
1,235,300	*	Magyar Telekom	1,818
96,001	e	Manitoba Telecom Services, Inc	1,820
4,026,349		Maxis BHD	7,804
199,761		MegaFon OAO (GDR)	3,179
458,466	*	Midas S.A.	74
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
55,371		Millicom International Cellular S.A.	$4,004
571,382		Mobile TeleSystems (ADR)	5,771
366,909		MobileOne Ltd	1,041
29,936	*	Mobistar S.A.	650
2,413,721	e	MTN Group Ltd	40,688
635,642		Netia S.A.	990
961,206		Nippon Telegraph & Telephone Corp	59,336
60,369	e	NTELOS Holdings Corp	290
2,873,051		NTT DoCoMo, Inc	50,209
284,887		Oi S.A. (Preference)	458
83,606		Ooredoo QSC	2,276
4,454,491	*	Orascom Telecom Holding SAE	1,954
2,849,646	*	Orascom Telecom Media And Technology Holding SAE	425
143,995	*,e	Orbcomm, Inc	860
84,393	*	Partner Communications	234
9,743,932		PCCW Ltd	5,954
100,756		Philippine Long Distance Telephone Co	6,409
618,076	e	Portugal Telecom SGPS S.A.	347
155,582	*	Premiere Global Services, Inc	1,487
2,760,990		PT Excelcomindo Pratama	917
2,648,700		PT Indosat Tbk	864
66,884,724		PT Telekomunikasi Indonesia Persero Tbk	14,748
99,783	e	QSC AG.	209
943,401		Reliance Communication Ventures Ltd	894
171,266	*,e	RingCentral, Inc	2,625
1,015,844	e	Rogers Communications, Inc (Class B)	34,007
141,971		Rostelecom (ADR)	1,123
1,980,714		Royal KPN NV	6,714
345,000		Samart Telcoms PCL	265
542,182	*	SBA Communications Corp (Class A)	63,489
66,707		Shenandoah Telecom Co	2,079
16,996,073		Singapore Telecommunications Ltd	54,235
142,696	*	SK Broadband Co Ltd	585
73,489		SK Telecom Co Ltd	18,083
1,292,666		SmarTone Telecommunications Holding Ltd	2,469
1,277,158		Softbank Corp	74,381
72,640		Spok Holdings, Inc	1,392
1,373,820	*,e	Sprint Corp	6,512
480,724		StarHub Ltd	1,524
17,405		Swisscom AG.	10,093
1,712,754		Taiwan Mobile Co Ltd	5,988
532,171	e	TalkTalk Telecom Group plc	2,711
4,152,729		TDC AS	29,754
171,086		Tele2 AB	2,046
9,203,748		Telecom Corp of New Zealand Ltd	20,469
702,623		Telecom Egypt	1,030
10,936,320		Telecom Italia RSP	10,284
7,673,436	*,e	Telecom Italia S.p.A.	8,985
616,302		Telefonica Brasil S.A.	9,555
506,902		Telefonica Deutschland Holding AG.	2,915
190,330		Telefonica O2 Czech Republic AS	1,523
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,368,376		Telefonica S.A.	$76,389
769		Telekom Austria AG.	5
4,275,184		Telekom Malaysia BHD	8,370
1,899,165		Telekomunikacja Polska S.A.	4,772
1,099,794		Telenor ASA	22,194
693,779		Telephone & Data Systems, Inc	17,275
2,788,399		TeliaSonera AB	17,719
194,949	*	Telkom S.A. Ltd	1,272
9,845,314		Telstra Corp Ltd	47,262
380,331		TELUS Corp	12,633
468,200		Thaicom PCL	499
934,468		Tim Participacoes S.A.	3,115
308,020		Time dotCom BHD	493
2,568,367		TM International BHD	4,907
6,063,918	*	T-Mobile US, Inc	192,166
1,633,400		Tower Bersama Infrastructure	1,184
1,108,676		TPG Telecom Ltd	7,697
9,500,524	*	True Corp PCL (Foreign)	3,640
2,050,672		Turk Telekomunikasyon AS	5,437
1,357,971	*	Turkcell Iletisim Hizmet AS	6,965
73,878		US Cellular Corp	2,639
14,904,951		Verizon Communications, Inc	724,828
136,269		Verizon Communications, Inc (New)	6,639
84,240	e	Vocus Communications Ltd	376
392,622	e	Vodacom Group Pty Ltd	4,289
50,845,474		Vodafone Group plc	166,383
769,644		Vodafone Group plc (ADR)	25,152
867,769		Vodafone Qatar	4,204
944,500	*,e	Vonage Holdings Corp	4,637
3,673,519	e	Windstream Holdings, Inc	27,184
6,400	e	WirelessGate, Inc	171
169,563	*,e	Zayo Group Holdings, Inc	4,741
		TOTAL TELECOMMUNICATION SERVICES	3,223,364

TRANSPORTATION - 2.8%
791,089		Abertis Infraestructuras S.A. (Continuous)	14,299
334,377		Aegean Airlines S.A.	2,671
53,339	*,g	Aena S.A.	5,363
124,947		Aeroports de Paris	14,934
7,161,556		Air Arabia PJSC	2,761
40,000	*	Air Canada	391
2,429,807		Air China Ltd	2,479
136,937	*,e	Air France-KLM	1,204
1,677,212	e	Air New Zealand Ltd	3,411
174,356	*	Air Transport Services Group, Inc	1,608
4,066,980		AirAsia BHD	2,614
903,100	*	AirAsia X BHD	112
219,400		Airports of Thailand PCL (ADR)	1,885
734,900		Airports of Thailand PCL (Foreign)	6,316
13,094	*	AJ Rent A Car Co Ltd	179
700,545		Alaska Air Group, Inc	46,362
485,399		All America Latina Logistica S.A.	604
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
587,567	e	All Nippon Airways Co Ltd	$1,573
37,377		Allegiant Travel Co	7,187
33,556		Amerco, Inc	11,087
2,679,752		American Airlines Group, Inc	141,437
112,023	e	American Shipping ASA	464
634,771	*,b,m	AMR Corp (Escrow)	6
1,202,000	e	Anhui Expressway Co	834
2,330,092		Ansaldo STS S.p.A.	23,609
11,959	e	AP Moller - Maersk AS (Class A)	24,284
21,308	e	AP Moller - Maersk AS (Class B)	44,539
132,175		Arkansas Best Corp	5,008
775,099		Asciano Group	3,727
13,895,600	*	Asia Aviation PCL (ADR)	2,135
95,085	*	Asiana Airlines	770
84,065	*	Atlas Air Worldwide Holdings, Inc	3,616
1,613,348		Auckland International Airport Ltd	5,419
77,717		Autostrada Torino-Milano S.p.A.	1,102
921,104		Autostrade S.p.A.	24,188
943,803		Avianca Holdings S.A.	1,330
573,796	*	Avis Budget Group, Inc	33,863
176,564	e	Baltic Trading Ltd	263
91,000		Bangkok Aviation Fuel Services PCL	89
6,078,500	*	Bangkok Metro PCL	351
453,543		BBA Aviation plc	2,264
1,739,803		Beijing Capital International Airport Co Ltd	1,699
809,860		Bollore	4,315
239,879		bpost S.A.	6,732
5,349,700		BTS Group Holdings PCL (Foreign)	1,501
1,443,536	e	Canadian National Railway Co	96,673
32,184		Canadian Pacific Railway Ltd	5,880
522,798	e	Canadian Pacific Railway Ltd (Toronto)	95,722
1,100,000	*,e	CAR, Inc	2,087
1,301,830	e	Cathay Pacific Airways Ltd	3,012
686,780		Cebu Air, Inc	1,306
69,052		Celadon Group, Inc	1,880
242,972		Central Japan Railway Co	43,910
471,482	e	CH Robinson Worldwide, Inc	34,522
1,737,715	*	China Airlines	891
11,818,000	*,e	China Eastern Airlines Corp Ltd (H Shares)	7,538
1,224,393		China Merchants Holdings International Co Ltd	4,798
5,472,187	*,e	China Shipping Container Lines Co Ltd	1,737
2,795,500	e	China Southern Airlines Co Ltd	2,019
13,400,000	*,e	China Timber Resources Group Ltd	249
73,000		Chinese Maritime Transport Ltd	75
935,695		Cia de Concessoes Rodoviarias	4,779
174,970		Cia de Distribucion Integral Logista Holdings SAU	3,781
2,307,810		ComfortDelgro Corp Ltd	4,862
13,022	e	Compagnie Maritime Belge S.A.	193
8,556,356	*	Compania SudAmericana de Vapores S.A.	335
28,116		Container Corp Of India Ltd	711
362,900	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	407
140,000	*	Controladora Vuela Cia de Aviacion SAB de C.V. (ADR)	1,560
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
599,667		Con-Way, Inc	$26,463
154,557	e	Copa Holdings S.A. (Class A)	15,606
1,106,557	*	Cosan Logistica S.A.	926
3,429,336	*,e	COSCO Holdings	1,806
1,370,000		Cosco International Holdings Ltd	638
4,602,046		COSCO Pacific Ltd	6,028
301,060		Costamare, Inc	5,302
5,118,372		CSX Corp	169,520
558,900		CTT-Correios de Portugal S.A.	5,984
674,900	e	CWT Ltd	760
25,483	e	D/S Norden	543
311,519		Dart Group plc	1,673
436,250		Dazhong Transportation Group Co Ltd	400
4,218,654		Delta Air Lines, Inc	189,671
300,860		Deutsche Lufthansa AG.	4,213
2,495,266		Deutsche Post AG.	77,740
20,897		Dfds AS	2,219
350,938		DP World Ltd	7,574
406,725		DSV AS	12,641
583,309		DX Group plc	701
533,469		East Japan Railway Co	42,749
1,795,658		easyJet plc	49,976
71,646	*	Echo Global Logistics, Inc	1,953
203,064		EcoRodovias Infraestrutura e Logistica S.A.	572
1,389,959	*	Eva Airways Corp	1,019
316,000		Evergreen International Storage & Transport Corp	180
1,262,857	*	Evergreen Marine Corp Tawain Ltd	938
180,994		Expeditors International of Washington, Inc	8,720
1,581,283		FedEx Corp	261,623
327,000	*	First Steamship Co Ltd	173
1,224,210	*	Firstgroup plc	1,648
15,737		Flughafen Wien AG.	1,370
4,247		Flughafen Zuerich AG.	3,342
239,018	*	Flybe Group plc	206
133,784		Forward Air Corp	7,264
36,746		Fraport AG. Frankfurt Airport Services Worldwide	2,195
556,000		Freetech Road Recycling Technology Holdings Ltd	90
313,631		Freightways Ltd	1,470
397,000	e	Fukuyama Transporting Co Ltd	2,115
97,196		Gateway Distriparks Ltd	639
114,507	*	Genesee & Wyoming, Inc (Class A)	11,043
16,167		GLOVIS Co Ltd	3,287
106,306		Go-Ahead Group plc	3,663
112,106	*	Gol Linhas Aereas Inteligentes S.A.	275
2,137,098	e	Golden Ocean Group Ltd	1,359
1,221,265		Grindrod Ltd	1,752
873,673		Groupe Eurotunnel S.A.	12,525
858,000	*,e	Grupo Aeromexico SAB de C.V.	1,479
1,081,400	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	5,267
889,891		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	5,834
215,493		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	2,903
395,360		Guangdong Provincial Expressway Development Co Ltd	185
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
282,470	*	Gujarat Pipavav Port Ltd	$1,094
1,437,393	*	GVK Power & Infrastructure Ltd	219
93,000		Hainan Meilan International Airport Co Ltd	86
24,437		Hamburger Hafen und Logistik AG.	513
32,907		Hanjin Kal Corp	1,059
80,325	*	Hanjin Shipping Co Ltd	509
58,864		Hanjin Transportation Co Ltd	3,398
317,532		Hankyu Hanshin Holdings, Inc	1,962
121,174	*,e	Hawaiian Holdings, Inc	2,669
147,224	e	Heartland Express, Inc	3,498
1,630,000		Henderson Investment Ltd	147
3,215,896	*	Hertz Global Holdings, Inc	69,721
83,100		Hitachi Transport System Ltd	1,257
810,904	e	Hopewell Highway Infrastructure Ltd	386
142,362	*	Hub Group, Inc (Class A)	5,593
5,194,853		Hutchison Port Holdings Trust	3,606
105,481	*	Hyundai Merchant Marine Co Ltd	859
88,557	e	Iino Kaiun Kaisha Ltd	468
3,930	*	Integer.pl S.A.	175
1,213,087	*	International Consolidated Airlines Group S.A.	10,869
3,249,026	*	International Consolidated Airlines Group S.A. (London)	28,959
1,540,037		International Container Term Services, Inc	3,717
18,777	e	International Shipholding Corp	227
343,710		Irish Continental Group plc	1,534
75,142		J.B. Hunt Transport Services, Inc	6,417
277,131		Japan Airlines Co Ltd	8,621
38,655		Japan Airport Terminal Co Ltd	2,338
32,727	*	Jet Airways India Ltd	256
909,997	*,e	JetBlue Airways Corp	17,517
3,402,123		Jiangsu Express	4,568
158,510		Jinzhou Port Co Ltd	81
62,200		Julio Simoes Logistica S.A.	212
535,587		Kamigumi Co Ltd	5,056
83,559		Kansas City Southern Industries, Inc	8,530
3,405,400		Kawasaki Kisen Kaisha Ltd	9,144
397,338		Keihin Electric Express Railway Co Ltd	3,176
493,586		Keio Corp	3,866
80,322		Keisei Electric Railway Co Ltd	997
730,350		Kerry Logistics Network Ltd	1,074
1,461,179	e	Kintetsu Corp	5,361
14,500		Kintetsu World Express, Inc	652
150,618	*	Kirby Corp	11,304
164,118		Knight Transportation, Inc	5,293
124,528	e	Knightsbridge Tankers Ltd	623
18,200		Konoike Transport Co Ltd	193
13,741	*	Korea Express Co Ltd	2,415
10,521	*	Korea Line Corp	215
123,643	*	Korean Air Lines Co Ltd	5,403
167,197		Kuehne & Nagel International AG.	24,824
748,289		Lan Airlines S.A.	6,139
141,630		Landstar System, Inc	9,390
226,300	e	Latam Airlines Group S.A. (ADR)	1,824
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
152,543		Localiza Rent A Car	$1,735
417,322		Macquarie Atlas Roads Group	1,029
695,642		Malaysia Airports Holdings BHD	1,315
340,100		Malaysian Bulk Carriers BHD	111
73,099		Marten Transport Ltd	1,696
42,000		Maruzen Showa Unyu Co Ltd	143
223,086		Matson, Inc	9,405
389,879	e	Mermaid Marine Australia Ltd	195
2,619,444		MISC BHD	5,993
27,349		Mitsubishi Logistics Corp	426
3,106,812		Mitsui OSK Lines Ltd	10,537
119,610		Mitsui-Soko Co Ltd	402
2,375,740		MTR Corp	11,300
1,283,668		Mundra Port and Special Economic Zone Ltd	6,321
1,341,055	e	Nagoya Railroad Co Ltd	5,355
241,100		Namyong Terminal PCL	102
546,000		Nankai Electric Railway Co Ltd	2,256
593,686		National Express Group plc	2,492
265,787		Navios Maritime Holdings, Inc	1,111
965,000	*,e	Neptune Orient Lines Ltd	705
670,261		Nippon Express Co Ltd	3,745
57,500		Nippon Konpo Unyu Soko Co Ltd	1,007
3,360,084		Nippon Yusen Kabushiki Kaisha	9,666
343,000		Nishi-Nippon Railroad Co Ltd	1,571
174,000		Nissin Corp	442
529,100		Nok Airlines PCL	180
6,820		Norbert Dentressangle	1,154
716,762		Norfolk Southern Corp	73,769
271,048		Northgate plc	2,376
28,611	*,e	Norwegian Air Shuttle AS	852
150,037	e	Odakyu Electric Railway Co Ltd	1,528
90,906	e	Oesterreichische Post AG.	4,477
1,917,511	*,e	OHL Mexico SAB de CV	3,647
472,290	*	Old Dominion Freight Line	36,508
767,000		Orient Overseas International Ltd	4,682
1,852,290	e	Pacific Basin Shipping Ltd	612
9,846	*	PAM Transportation Services, Inc	564
13,265	e	Panalpina Welttransport Holding AG.	1,935
23,024		Park-Ohio Holdings Corp	1,213
8,115	*,e	Patriot Transportation Holding, Inc	203
7,222		Piraeus Port Authority	87
50,862		PKP Cargo S.A.	1,184
714,800		Pos Malaysia & Services Holdings BHD	1,019
341,300		Precious Shipping PCL	150
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
6,579,400		PT Cardig Aero Services Tbk	626
4,787,300		PT Express Transindo Utama Tbk	315
5,266,057	*	PT Garuda Indonesia Tbk	198
4,420,102		PT Jasa Marga Tbk	2,431
7,517,900	*	PT Nusantara Infrastructure Tbk	109
3,912,666	*	Qantas Airways Ltd	9,280
2,295,144		QR National Ltd	8,448
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
163,237	*	Quality Distribution, Inc	$1,686
1,957,328		Qube Logistics Holdings Ltd	4,411
167,065	*	Republic Airways Holdings, Inc	2,297
87,831	*	Roadrunner Transportation Services Holdings, Inc	2,219
291,103		Royal Mail plc	1,888
44,959		Ryanair Holdings plc	537
344,479		Ryanair Holdings plc (ADR)	23,001
1,174,529		Ryder System, Inc	111,451
137,359		Safe Bulkers, Inc	493
400,000		Sagami Railway Co Ltd	1,853
77,757	*	Saia, Inc	3,445
96	*,m	SAir Group	0	^
415,000		Sankyu, Inc	1,805
38,200		Santos Brasil Participacoes S.A.	131
151,124	*,e	SAS AB	286
469,367	*,e	Scorpio Bulkers, Inc	1,112
4,830		Sebang Co Ltd	95
209,700		Seino Holdings Corp	2,276
90,000	e	Senko Co Ltd	583
507,800		Shandong Airlines Co Ltd	885
529,044		Shanghai Jinjiang International Investment Holdings Co	712
141,400	*,m	Shenzhen Chiwan Petroleum	294
335,920		Shenzhen Chiwan Wharf Holdings Ltd	690
2,462,000		Shenzhen Expressway Co Ltd	1,928
1,387,514		Shenzhen International Holdings Ltd	2,092
32,000		Shibusawa Warehouse Co Ltd	91
92,006		Shih Wei Navigation Co Ltd	54
433,000		Shinwa Kaiun Kaisha Ltd	1,051
1,529,097		Shun TAK Holdings Ltd	739
2,720,000	e	Sichuan Expressway Co Ltd	1,150
238,000		Sincere Navigation	189
189,049		Singapore Airlines Ltd	1,646
925,400		Singapore Airport Terminal Services Ltd	2,077
5,527,719		Singapore Post Ltd	7,894
1,734,000		Sinotrans Ltd	997
1,339,500	*	Sinotrans Shipping Ltd	311
1,690,000		SITC International Co Ltd	892
14,194		Sixt AG.	631
47,291		Sixt AG. (Preference)	1,687
325,358		Skywest, Inc	4,753
1,720,900		SMRT Corp Ltd	2,003
8,214,099		Sociedad Matriz SAAM S.A.	658
69,545		Societa Iniziative Autostradali e Servizi S.p.A.	809
2,829,812		Southwest Airlines Co	125,361
215,908	*	Spirit Airlines, Inc	16,703
1,117,666		Stagecoach Group plc	5,780
394,748	e	Stobart Group Ltd	609
70,879		Stolt-Nielsen S.A.	1,089
74,500	e	Student Transportation, Inc	404
433,767		Sumitomo Warehouse Co Ltd	2,401
277,525	*	Swift Transportation Co, Inc	7,221
1,435,426		Sydney Airport	5,649
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
376,000		T.Join Transportation Co	$468
87,000		Taiwan Navigation Co Ltd	56
430,587	*	TAV Havalimanlari Holding AS	3,597
20,700		Tegma Gestao Logistica	95
1,070,400	*	Thai Airways International PCL	355
596,335		Thoresen Thai Agencies PCL	244
4,810,000		Tianjin Port Development Holdings Ltd	1,036
1,287,600	*,e	Tiger Airways Holdings Ltd	300
140,257		TNT Express NV	891
447,782	*	TNT NV	1,902
784,033		Tobu Railway Co Ltd	3,715
2,111,935		Tokyu Corp	13,066
644,629		Toll Holdings Ltd	4,337
62,900		TPI-Triunfo Participacoes e Investimentos S.A.	65
7,200		Trancom Co Ltd	315
464,334		TransForce, Inc	10,998
1,535,450		Transurban Group	11,118
275,894		Trencor Ltd	1,399
993,455		Turk Hava Yollari	3,277
1,684,658	*	UAL Corp	113,293
78,077	*,e	Ultrapetrol Bahamas Ltd	113
330,937		U-Ming Marine Transport Corp	489
4,450,337		Union Pacific Corp	482,016
1,442,606		United Parcel Service, Inc (Class B)	139,846
20,194		Universal Truckload Services, Inc	508
22,466	*,e	USA Truck, Inc	622
537,452	e	UTI Worldwide, Inc	6,611
226,527	*,e	Virgin America, Inc	6,886
1,220,317	*	Virgin Australia Holdings Ltd	478
67,336	*,m	Virgin Australia Int Holdings	0	^
35,069		VTG AG.	861
5,142,300		Wan Hai Lines Ltd	6,339
139,267		Werner Enterprises, Inc	4,374
158,837	*,e	Wesco Aircraft Holdings, Inc	2,433
623,387		West Japan Railway Co	32,684
149,575	e	Westshore Terminals Investment Corp	3,688
70,160	e	Wilh. Wilhelmsen ASA	417
775,787		Wisdom Marine Lines Co Ltd	969
25,000	*,g	Wizz Air Holdings plc	515
8,590,000		Xiamen International Port Co Ltd	2,439
171,170	*,e	XPO Logistics, Inc	7,783
79,766		Yamato Transport Co Ltd	1,838
932,105	*	Yang Ming Marine Transport	536
130,227	*,e	YRC Worldwide, Inc	2,339
1,330,000	e	Yuexiu Transport Infrastructure Ltd	848
52,500		Yusen Air & Sea Service Co Ltd	650
4,330,819		Zhejiang Expressway Co Ltd	5,733
		TOTAL TRANSPORTATION	3,513,916

UTILITIES - 2.9%
3,660,193		A2A S.p.A.	3,801
80,037	e	Abengoa Yield plc	2,704
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,945,376		Aboitiz Power Corp	$6,910
26,151	*	Acciona S.A.	2,014
136,727		ACEA S.p.A.	1,754
303,930	e	Actelios S.p.A.	392
1,178,000		AES Corp	15,137
2,301,518		AES Gener S.A.	1,254
116,333		AES Tiete S.A.	627
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
592,961		AGL Energy Ltd	6,865
214,001		AGL Resources, Inc	10,625
3,353,760		Aguas Andinas S.A.	1,963
275,162	*	Akenerji Elektrik Uretim AS	106
189,678	*	Aksa Enerji Uretim AS	204
190,462	e	Algonquin Power & Utilities Corp	1,408
148,356		Allete, Inc	7,827
150,357		Alliant Energy Corp	9,473
69,200		Alupar Investimento S.A.	419
697,685		Ameren Corp	29,442
2,576,699		American Electric Power Co, Inc	144,939
191,738		American States Water Co	7,648
890,057		American Water Works Co, Inc	48,250
1,622,728		APA Group	11,161
146,036		Aqua America, Inc	3,848
29,475		Artesian Resources Corp	631
73,151		Ascopiave S.p.A.	186
75,439		Atco Ltd	2,687
83,937		Athens Water Supply & Sewage Co S.A.	480
413,258	e	Atlantic Power Corp	1,161
117,915	e	Atlantic Power Corp (Toronto)	331
250,844		Atmos Energy Corp	13,872
1,372,964		AusNet Services	1,524
209,543		Avista Corp	7,162
7,757,011	e	Beijing Enterprises Water Group Ltd	5,275
15,850,000		Benpres Holdings Corp	3,032
2,868,000		Binhai Investment Co Ltd	161
18,353		BKW S.A.	640
151,210		Black Hills Corp	7,627
33,519		Boralex, Inc	351
161,003		California Water Service Group	3,946
1,046,908	*	Calpine Corp	23,943
121,933		Canadian Utilities Ltd	3,829
137,591	e	Capital Power Corp	2,663
219,371	e	Capstone Infrastructure Corp	615
1,885,742		Centerpoint Energy, Inc	38,488
299,097		Centrais Eletricas Brasileiras S.A.	540
254,079		Centrais Eletricas Brasileiras S.A. (Preference)	541
23,900		Centrais Eletricas de Santa Catarina S.A.	142
8,626,343		Centrica plc	32,265
122,936		CESC Ltd	1,187
232,711		CEZ AS	5,688
4,781,052	*,g	CGN Power Co Ltd	2,059
61,636		Chesapeake Utilities Corp	3,119
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
977,344		Cheung Kong Infrastructure Holdings Ltd	$8,394
2,517,000	e	China Datang Corp Renewable Power Co Ltd	386
10,235,825		China Gas Holdings Ltd	16,749
3,229,813		China Longyuan Power Group Corp	3,510
4,420,000	e	China Oil and Gas Group Ltd	542
12,234,000	e	China Power International Development Ltd	6,409
3,820,000	*	China Power New Energy Development Co Ltd	246
1,070,668	e	China Resources Gas Group Ltd	3,331
3,227,962		China Resources Power Holdings Co	8,095
1,248,000	*	China Ruifeng Renewable Energy Holdings Ltd	151
423,000	*,e	China Tian Lun Gas Holdings Ltd	424
790,000		China Water Affairs Group Ltd	378
615,339	*	Chubu Electric Power Co, Inc	7,337
592,852		Chugoku Electric Power Co, Inc	7,728
363,170		Cia de Saneamento Basico do Estado de Sao Paulo	2,015
66,765		Cia de Saneamento de Minas Gerais-COPASA	387
20,000		Cia de Transmissao de Energia Electrica Paulista	251
1,842,762		Cia Energetica de Minas Gerais	7,402
749,987		Cia Energetica de Sao Paulo (Class B)	5,560
14,904		Cia Energetica do Ceara	193
420,371		Cia Paranaense de Energia	4,432
177,000		CK Power PCL	91
202,360		Cleco Corp	11,033
2,115,359		CLP Holdings Ltd	18,489
2,420,291		CMS Energy Corp	84,492
15,122,121		Colbun S.A.	4,467
48,055	e	Connecticut Water Service, Inc	1,746
787,604	e	Consolidated Edison, Inc	48,044
655,469		Contact Energy Ltd	2,927
247,366		CPFL Energia S.A.	1,586
574,000	e	CT Environmental Group Ltd	618
6,477,087		Datang International Power Generation Co Ltd	3,304
1,865,201		Dominion Resources, Inc	132,187
412,419		Drax Group plc	2,215
177,780		DTE Energy Co	14,345
4,555,270	e	DUET Group (ASE Exchange)	8,833
3,041,591		Duke Energy Corp	233,533
401,683	*	Dynegy, Inc	12,625
4,086,186		E.ON AG.	60,757
7,134		E1 Corp	421
493,600		Eastern Water Resources Development and Management PCL	165
1,377,733		Edison International	86,067
1,021,220		EDP - Energias do Brasil S.A.	3,312
137,800		El Paso Electric Co	5,325
169,500		Electric Power Development Co	5,710
432,027		Electricite de France	10,359
69,269	e	Elia System Operator S.A.	2,917
143,397		Empire District Electric Co	3,559
1,195,172		Empresa Electrica del Norte Grande S.A.	1,873
5,832,853		Empresa Nacional de Electricidad S.A.	8,719
356,596		Enagas	10,197
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,018,418		Endesa S.A.	$38,965
400,469		Enea S.A.	1,746
546,930		Enel Green Power S.p.A	1,020
8,858,899		Enel S.p.A.	40,019
601,658		Energa S.A.	3,947
6,480,617		Energias de Portugal S.A.	24,271
724,540	*,e	Energy World Corp Ltd	212
28,681,889		Enersis S.A.	9,384
789,695	e	ENN Energy Holdings Ltd	4,849
527,414	e	Entergy Corp	40,869
153,130		Equatorial Energia S.A.	1,499
444,893		ERM Power Ltd	769
613,326		Eversource Energy	30,985
49,184	e	EVN AG.	554
2,543,221		Exelon Corp	85,478
125,826		Federal Grid Co Unified Energy System JSC (ADR)	76
4,060,400		First Gen Corp	2,767
570,430		First Philippine Holdings Corp	1,225
1,200,131		FirstEnergy Corp	42,077
477,801	e	Fortis, Inc	14,554
859,817	e	Fortum Oyj	18,013
464,017		GAIL India Ltd	2,881
725,300		Gas Malaysia BHD	507
586,756		Gas Natural SDG S.A.	13,174
1,899,077		Gaz de France	37,494
562,235		Genesis Energy Ltd	940
679,943		Glow Energy PCL (Foreign)	1,791
145,610		Great Plains Energy, Inc	3,885
7,434,143		Guangdong Investments Ltd	9,749
56,481		Gujarat Gas Co Ltd	569
167,311		Gujarat State Petronet Ltd	332
10,304		Hanjin Heavy Industries & Construction Holdings Co Ltd	71
129,630		Hawaiian Electric Industries, Inc	4,164
1,302,992		Hera S.p.A.	3,058
185,100	*,e	Hokkaido Electric Power Co, Inc	1,456
333,342		Hokuriku Electric Power Co	4,411
6,008,903	e	Hong Kong & China Gas Ltd	13,914
3,389,819		Hong Kong Electric Holdings Ltd	34,603
486,830	*	Huadian Energy Co Ltd	230
22,600,000	e	Huadian Fuxin Energy Corp Ltd	11,051
10,798,000		Huadian Power International Co	9,008
7,725,066		Huaneng Power International, Inc	9,175
10,360,000		Huaneng Renewables Corp Ltd	3,750
556,000	e	Hyflux Ltd	370
7,500,698		Iberdrola S.A.	48,369
169,115		Idacorp, Inc	10,632
54,294	*,m	IDGC Holding JSC (GDR)	94
71,572	*	Indiabulls Infrastructure and Power Ltd	2
66,419		Indraprastha Gas Ltd	446
244,352		Infinis Energy plc	681
60,000	e	Infraestructura Energetica ,NV SAB de C.V.	327
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,812,145	e	Infratil Ltd	$4,308
218,164		Innergex Renewable Energy, Inc	1,929
109,284		Integrys Energy Group, Inc	7,871
621,856		Interconexion Electrica S.A.	1,777
1,014,281		Inversiones Aguas Metropolitanas S.A.	1,632
959,276		Iride S.p.A.	1,313
768,720		Isagen S.A. ESP	902
11,000	e	iShares MSCI EAFE Small-Cap ETF	544
211,722		ITC Holdings Corp	7,925
368,330	*	Jaiprakash Power Ventures Ltd	60
336,821	e	Just Energy Income Fund	1,574
31,100		K&O Energy Group, Inc	388
562,000	*,e,g	Kangda International Environmental Co Ltd	247
787,615	*	Kansai Electric Power Co, Inc	7,507
19,442	*	Kenon Holdings Ltd	376
2,529		Korea District Heating Corp	126
372,020		Korea Electric Power Corp	15,331
25,750		Korea Gas Corp	938
3,510		KyungDong City Gas Co Ltd	340
387,777	*	Kyushu Electric Power Co, Inc	3,757
143,236		Laclede Group, Inc	7,337
391,100		Light S.A.	1,765
2,615,000		Manila Water Co, Inc	1,585
426,451		MDU Resources Group, Inc	9,100
1,452,247	e	Meridian Energy Ltd	2,195
133,230		MGE Energy, Inc	5,905
59,321		Middlesex Water Co	1,350
698,306		Mighty River Power Ltd	1,617
197,976		National Fuel Gas Co	11,944
5,923,210		National Grid plc	76,149
362,532		New Jersey Resources Corp	11,260
3,293		NEXT FUNDS JPX-Nikkei Index 400 Exchange Traded Fund	389
2,764,862		NextEra Energy, Inc	287,684
4,114	*,m	Nirvikara Paper Mills Ltd	3
441,742		NiSource, Inc	19,507
105,356	e	Northland Power Income Fund	1,440
93,205	e	Northwest Natural Gas Co	4,469
154,416		NorthWestern Corp	8,306
2,793,386		NRG Energy, Inc	70,365
82,061	e	NRG Yield, Inc	4,163
2,935,290		NTPC Ltd	6,889
700,236		OGE Energy Corp	22,134
127,600		Okinawa Electric Power Co, Inc	4,607
187,838	e	ONE Gas, Inc	8,120
96,808	e	Ormat Technologies, Inc	3,681
3,257,188		Osaka Gas Co Ltd	13,621
123,467		Otter Tail Corp	3,972
117,776		Pattern Energy Group, Inc	3,335
687,536		Pennon Group plc	8,398
517,303		Pepco Holdings, Inc	13,879
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,127,200		Petronas Gas BHD	$7,006
1,657,845	e	PG&E Corp	87,982
269,888		Piedmont Natural Gas Co, Inc	9,962
299,041		Pinnacle West Capital Corp	19,064
269,165		PNM Resources, Inc	7,860
19,541,708		PNOC Energy Development Corp	3,711
1,439,230		Polska Grupa Energetyczna S.A.	7,907
259,454	e	Portland General Electric Co	9,623
1,167,338		Power Grid Corp of India Ltd	2,710
2,894,864		PPL Corp	97,441
14,962,087		PT Perusahaan Gas Negara Persero Tbk	5,484
528,867		PTC India Ltd	684
127,260	*	Public Power Corp	777
1,221,837		Public Service Enterprise Group, Inc	51,219
184,400		Puncak Niaga Holding BHD	132
32,586		Qatar Electricity & Water Co	1,745
179,349		Questar Corp	4,279
55,695		Red Electrica de Espana	4,529
512,747		Redes Energeticas Nacionais S.A.	1,506
368,535		Reliance Energy Ltd	2,558
96,087	*	Reliance Power Ltd	87
35,936	e	Rubis	2,282
1,581,575		RusHydro (ADR)	1,531
499,070		RWE AG.	12,706
1,100,000	*	Saeta Yield S.A.	12,360
8,265		Samchully Co Ltd	878
195,685		SCANA Corp	10,761
483,809		Scottish & Southern Energy plc	10,737
19,120		Sechilienne-Sidec	365
1,496,072		Sempra Energy	163,102
330,402		Severn Trent plc	10,072
144,884	*	Shikoku Electric Power Co, Inc	1,783
111,800		Shizuoka Gas Co Ltd	740
306,324	*	Silver Eagle Acquisition Corp	3,676
48,610		SJW Corp	1,503
3,312,102		Snam Rete Gas S.p.A.	16,077
703,000	*,e,m	Sound Global Ltd	476
120,485		South Jersey Industries, Inc	6,540
1,056,708		Southern Co	46,791
158,888		Southwest Gas Corp	9,243
15,073	e	Spark Energy, Inc	222
1,410,555		Spark Infrastructure Group	2,123
426,900		SPCG PCL	357
1,123,630		Suez Environnement S.A.	19,345
333,069	e	Superior Plus Corp	3,732
744,450		Taiwan Cogeneration Corp	644
1,395,320		Tata Power Co Ltd	1,721
2,089,158		Tauron Polska Energia S.A.	2,428
259,288		TECO Energy, Inc	5,030
173,132	e	Telecom Plus plc	2,234
5,297,465		Tenaga Nasional BHD	20,511
79,113		Terna Energy S.A.	186
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
743,060		Terna Rete Elettrica Nazionale S.p.A.	$3,272
75,168		TerraForm Power, Inc	2,744
1,592,000		Thai Tap Water Supply PCL	558
1,698,000		Tianjin Development Hldgs Ltd	1,317
750,000		Tianjin Jinran Public Utilities Co Ltd	126
396,007		Toho Gas Co Ltd	2,308
1,117,375		Tohoku Electric Power Co, Inc	12,692
1,424,219	*	Tokyo Electric Power Co, Inc	5,391
3,494,813		Tokyo Gas Co Ltd	21,971
96,121		Torrent Power Ltd	252
844,000	e	Towngas China Co Ltd	772
172,119		Tractebel Energia S.A.	1,904
418,706	e	TransAlta Corp	3,884
70,300	e	TransAlta Renewables, Inc	697
96,821		Transmissora Alianca de Energia Eletrica S.A.	635
861,492		UGI Corp	28,076
193,305		UIL Holdings Corp	9,940
625,659		United Utilities Group plc	8,651
47,014		Unitil Corp	1,635
19,945		VA Tech Wabag Ltd	261
19,945	*,m	VA Tech Wabag Ltd (New)	264
39,475	e	Valener, Inc	540
25,000	e	Vanguard FTSE Developed Markets ETF	996
285,868		Vectren Corp	12,618
1,044,417		Veolia Environnement	19,754
60,718	*,e	Vivint Solar, Inc	737
2,008,560	*	VPC Specialty Lending Investments plc	2,994
289,701		Westar Energy, Inc	11,229
175,172		WGL Holdings, Inc	9,880
287,447		Wisconsin Energy Corp	14,229
2,990,266		Xcel Energy, Inc	104,091
4,438		YESCO Co Ltd	144
39,259		York Water Co	953
8,594,986		YTL Corp BHD	3,876
3,080,844		YTL Power International BHD	1,247
41,115		Zespol Elektrowni Patnow Adamow Konin S.A.	267
189,987	*	Zorlu Enerji Elektrik Uretim AS	134
		TOTAL UTILITIES	3,598,640
		TOTAL COMMON STOCKS	124,258,984
		(Cost $109,702,011)

PURCHASED OPTIONS - 0.0%

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
2,000		Apple, Inc	5
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5
		TOTAL PURCHASED OPTIONS	5
		(Cost $3)
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
PREFERRED STOCKS - 0.0%
BANKS - 0.0%
6,282,621	*	ITAUSA Investimentos Itau PR	$19,646
		TOTAL BANKS	19,646
CAPITAL GOODS - 0.0%
27,992	e	Villeroy & Boch AG	440
		TOTAL CAPITAL GOODS	440
DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,809
		TOTAL DIVERSIFIED FINANCIALS	1,809
MEDIA - 0.0%
196,098	*	Zee Entertainment Enterprises Ltd	2
		TOTAL MEDIA	2
REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	19
		TOTAL REAL ESTATE	19
		TOTAL PREFERRED STOCKS	21,916
		(Cost $29,234)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
2,816,661		Banco Bilbao Vizcaya Argentaria S.A.	406
1,016,870	e	Banco de Sabadell S.A.	258
		TOTAL BANKS	664

CAPITAL GOODS - 0.0%
42,966		CB Industrial Product Holding BHD	6
140,800		Eastern & Oriental BHD	16
366,296	m	GMR Infrastructure Ltd	9
285,887		KNM Group BHD	12
		TOTAL CAPITAL GOODS	43

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
117,383		Com Hem Holding AB	1
555,080		Serco Group plc	338
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	339

CONSUMER SERVICES - 0.0%
174,019		Minor International PCL	23
		TOTAL CONSUMER SERVICES	23

ENERGY - 0.0%
64,082	e,m	Magnum Hunter Resources Corp	0	^
		TOTAL ENERGY	0	^

FOOD & STAPLES RETAILING - 0.0%
135,947	m	Safeway, Inc	12
135,947	m	Safeway, Inc	12
		TOTAL FOOD & STAPLES RETAILING	24
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
FOOD, BEVERAGE & TOBACCO - 0.0%
2,460		Minerva S.A.	$0	^
		TOTAL FOOD, BEVERAGE & TOBACCO	0	^

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
197,908		Community Health Systems, Inc	4
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4

INSURANCE - 0.0%
32,082	e,m	Discovery Ltd	91
230,105	m	GT Capital Holdings, Inc	0	^
		TOTAL INSURANCE	91

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,636	e	BioTime, Inc	15
55,620	*,m	Forest Laboratories, Inc CVR	53
21,958	*,m	Furiex Pharamaceuticals, Inc	215
17,790	*,e,m	Omthera Pharmaceuticals, Inc	11
228,016	e,m	Trius Therapeutics, Inc	30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	324

REAL ESTATE - 0.0%
71,100	m	Abacus Property Group	0	^
14,104	m	Africa Israel Investments Ltd	0	^
4,761,352	m	BGP Holdings plc	0	^
139,308		Mah Sing Group BHD	8
145		Sansiri PCL	0	^
555		Tejon Ranch Co	0	^
38,266		WHA Corp PCL	9
		TOTAL REAL ESTATE	17

SOFTWARE & SERVICES - 0.0%
141,205	*,m	Gerber Scientific, Inc	0	^
1,046,780		Samart Corp PCL	81
		TOTAL SOFTWARE & SERVICES	81

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
31,612		Inari Amertron BHD	13
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	13

TELECOMMUNICATION SERVICES - 0.0%
196,024	m	Leap Wireless International, Inc	494
5,768,127		Telefonica S.A.	930
		TOTAL TELECOMMUNICATION SERVICES	1,424

TRANSPORTATION - 0.0%
56,792	m	Thoresen Thai Agencies PCL	0	^
11,512	m	Thoresen Thai Agencies PCL	0	^
		TOTAL TRANSPORTATION	0	^

		TOTAL RIGHTS / WARRANTS	3,047
		(Cost $1,904)
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 4.7%
GOVERNMENT AGENCY DEBT - 0.3%
$90,000,000		Federal Home Loan Bank (FHLB)	0.052%	04/10/15	$89,999
15,600,000		FHLB	0.055	04/15/15	15,600
20,000,000		FHLB	0.050	04/29/15	19,999
80,000,000		FHLB	0.060	05/08/15	79,996
50,000,000		FHLB	0.068	06/03/15	49,995
30,000,000	d	Federal National Mortgage Association (FNMA)	0.080	05/01/15	29,999
		TOTAL GOVERNMENT AGENCY DEBT			285,588

TREASURY DEBT - 0.3%
1,030,000		United States Treasury Bill	0.062	05/07/15	1,030
1,800,000	d	United States Treasury Bill	0.095	05/28/15	1,800
6,000,000	d	United States Treasury Bill	0.063	06/11/15	6,000
6,000,000	d	United States Treasury Bill	0.130	06/25/15	6,000
53,800,000	d	United States Treasury Bill	0.056-0.065	08/13/15	53,789
21,000,000		United States Treasury Bill	0.083	08/20/15	20,995
25,000,000		United States Treasury Bill	0.070	08/27/15	24,992
140,300,000	d	United States Treasury Bill	0.086-0.107	09/17/15	140,232
83,000,000	d	United States Treasury Bill	0.100	10/15/15	82,941
50,000,000		United States Treasury Bill	0.098	11/12/15	49,951
		TOTAL TREASURY DEBT			387,730

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
CERTIFICATE OF DEPOSIT - 0.5%
135,000,000		Bank of Montreal	0.010	04/01/15	135,000
275,000,000		CIBC Bank & Trust Company	0.020	04/01/15	275,000
275,000,000		National Australia Bank Ltd	0.030	04/01/15	275,000
		TOTAL CERTIFICATE OF DEPOSIT			685,000

REPURCHASE AGREEMENT - 3.4%
250,000,000	o	Barclays	0.100	04/01/15	250,000
302,000,000	p	Barclays	0.100-0.150	04/01/15	302,000
122,000,000	q	BNP	0.070-0.100	04/01/15	122,000
325,000,000	r	Calyon	0.090-0.130	04/01/15	325,000
350,000,000	s	Citigroup	0.130	04/01/15	350,000
200,000,000	t	Citigroup	0.110	04/02/15	200,000
250,000,000	u	Citigroup	0.100	04/02/15	250,000
150,000,000	v	Goldman Sachs	0.130	04/01/15	150,000
450,000,000	w	Goldman Sachs	0.090	04/02/15	450,000
200,000,000	x	Goldman Sachs	0.080	04/02/15	200,000
100,000,000	y	Goldman Sachs	0.090	04/06/15	100,000
200,000,000	z	JP Morgan Chase	0.120	04/01/15	200,000
550,000,000	aa	Merrill Lynch	0.050	04/01/15	550,000
300,000,000	ab	Royal Bank of Scotland	0.100	04/07/15	300,000
395,000,000	ac	Societe Generale	0.140	04/01/15	395,000
100,000,000	ad	Societe Generale	0.150	04/01/15	100,000
		TOTAL REPURCHASE AGREEMENT			4,244,000

VARIABLE RATE SECURITIES - 0.2%
6,806,553	i	Granite Master Issuer plc 2006	0.376	12/20/50	6,774
5,381,926	i	Granite Master Issuer plc 2007	0.376	12/20/50	5,353
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,141,850	i	Puma Finance Ltd	0.402%	02/21/38	$6,083
170,000,000	i	SLM Student Loan Trust 2007	0.296	01/25/19	168,685
5,502,306	i	SLM Student Loan Trust 2008	0.606	10/25/16	5,502
		TOTAL VARIABLE RATE SECURITIES			192,397

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			5,121,397

		TOTAL SHORT-TERM INVESTMENTS			5,794,715
		(Cost $5,795,683)
		TOTAL INVESTMENTS - 104.1%			130,084,716
		(Cost $115,535,764)
		OTHER ASSETS & LIABILITIES, NET - (4.1)%			(4,986,564)
		NET ASSETS - 100.0%			$125,098,152

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depository Receipt
INR	Indian Rupee
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,607,061,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 03/31/15 the aggregate value of these securities was $137,606,000, or 0.1% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
o	Agreement with Barclays, 0.10% dated 03/31/15 to be repurchased at $250,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $255,000,000.
p	Agreement with Barclays, 0.10%-0.15% dated 03/31/15 to be repurchased at $302,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $308,040,000.
q	Agreement with BNP, 0.07%-0.10% dated 03/31/15 to be repurchased at $122,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $124,440,000.
r	Agreement with Calyon 0.09%-0.13% dated 03/31/15 to be repurchased at $325,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $331,500,000.
s	Agreement with Citigroup, 0.13% dated 03/31/15 to be repurchased at $350,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $357,000,000.
t	Agreement with Citigroup, 0.11% dated 03/31/15 to be repurchased at $200,000,000 on 04/02/15, collateralized by U.S. Government Agency Securities valued at $204,000,000.
u	Agreement with Citigroup, 0.10% dated 03/31/15 to be repurchased at $250,000,000 on 04/02/15, collateralized by U.S. Government Agency Securities valued at $255,000,000.
v	Agreement with Goldman Sachs, 0.13% dated 03/31/15 to be repurchased at $150,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $153,001,000.
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

w	Agreement with Goldman Sachs, 0.09% dated 03/31/15 to be repurchased at $450,000,000 on 04/02/15, collateralized by U.S. Government Agency Securities valued at $459,003,000.
x	Agreement with Goldman Sachs, 0.08% dated 03/31/15 to be repurchased at $200,000,000 on 04/02/15, collateralized by U.S. Government Agency Securities valued at $204,000,000.
y	Agreement with Goldman Sachs, 0.09% dated 03/31/15 to be repurchased at $100,000,000 on 04/06/15, collateralized by U.S. Government Agency Securities valued at $102,004,000.
z	Agreement with JP Morgan Chase, 0.12% dated 03/31/15 to be repurchased at $200,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $204,002,000.
aa	Agreement with Merrill Lynch, 0.05% dated 03/31/15 to be repurchased at $550,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $561,000,000.
ab	Agreement with Royal Bank of Scotland, 0.10% dated 03/31/15 to be repurchased at $300,000,000 on 04/07/15, collateralized by U.S. Government Agency Securities valued at $306,001,000.
ac	Agreement with Societe Generale, 0.14% dated 03/31/15 to be repurchased at $395,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $402,900,000.
ad	Agreement with Societe Generale, 0.15% dated 03/31/15 to be repurchased at $100,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $102,001,000.

Cost amounts are in thousands.
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

March 31, 2015

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$90,977,414	70.2%
TOTAL DOMESTIC	90,977,414	70.2

FOREIGN

ARGENTINA	1,668	0.0
AUSTRALIA	1,695,257	1.3
AUSTRIA	130,535	0.1
BAHAMAS	113	0.0
BELGIUM	281,403	0.2
BERMUDA	13,121	0.0
BRAZIL	537,330	0.4
CANADA	2,586,013	2.0
CAYMAN ISLANDS	1,159	0.0
CHILE	110,266	0.1
CHINA	1,985,740	1.5
COLOMBIA	40,805	0.0
CYPRUS	71	0.0
CZECH REPUBLIC	20,759	0.0
DENMARK	443,017	0.3
EGYPT	29,825	0.0
FAROE ISLANDS	2,728	0.0
FINLAND	264,075	0.2
FRANCE	2,766,743	2.1
GEORGIA	2,792	0.0
GERMANY	2,292,707	1.8
GIBRALTAR	894	0.0
GREECE	45,239	0.0
GUERNSEY, C.I.	467	0.0
HONG KONG	1,010,795	0.8
HUNGARY	16,358	0.0
INDIA	746,396	0.6
INDONESIA	229,168	0.2
IRELAND	506,084	0.4
ISLE OF MAN	5,419	0.0
ISRAEL	235,820	0.2
ITALY	669,934	0.5
JAPAN	6,138,422	4.7
JERSEY, C.I.	8,550	0.0
KOREA, REPUBLIC OF	1,315,349	1.0
LUXEMBOURG	59,849	0.0
MACAU	8,679	0.0
MALAYSIA	265,850	0.2
MALTA	4,771	0.0
MEXICO	419,637	0.3
MONACO	8,236	0.0
NETHERLANDS	1,173,520	0.9
NEW ZEALAND	99,399	0.1
NORWAY	206,620	0.2
PAKISTAN	2,122	0.0
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
PANAMA	$18,711	0.0%
PERU	17,887	0.0
PHILIPPINES	164,404	0.1
POLAND	115,533	0.1
PORTUGAL	56,342	0.0
PUERTO RICO	15,586	0.0
QATAR	45,103	0.0
RUSSIA	249,420	0.2
SINGAPORE	545,855	0.4
SOUTH AFRICA	651,368	0.5
SPAIN	607,406	0.5
SRI LANKA	1,794	0.0
SWEDEN	869,602	0.7
SWITZERLAND	2,476,222	1.9
TAIWAN	1,138,248	0.9
THAILAND	233,540	0.2
TURKEY	121,102	0.1
UKRAINE	1,290	0.0
UNITED ARAB EMIRATES	62,030	0.0
UNITED KINGDOM	5,329,431	4.1
VIETNAM	1,958	0.0
VIRGIN ISLANDS, U.S.	765	0.0
TOTAL FOREIGN	39,107,302	29.8

TOTAL PORTFOLIO	$130,084,716	100.0%

191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.9%

AUSTRALIA - 1.8%
146,583		AGL Energy Ltd	$1,697
35,115	e	ALS Ltd	132
806,551		Alumina Ltd	981
437,944		Amcor Ltd	4,666
880,625		AMP Ltd	4,298
99,908		APA Group	687
207,054		Asciano Group	996
151,025		AusNet Services	168
1,155,058		Australia & New Zealand Banking Group Ltd	32,134
48,277		Australian Stock Exchange Ltd	1,519
33,149		Bank of Queensland Ltd	347
40,377		Bendigo Bank Ltd	385
2,251,063		BHP Billiton Ltd	52,324
896,133		BHP Billiton plc	19,666
126,480		BlueScope Steel Ltd	401
71,094		Boral Ltd	345
359,031		Brambles Ltd	3,140
212,148		Caltex Australia Ltd	5,630
156,465		Coca-Cola Amatil Ltd	1,281
5,207		Cochlear Ltd	358
377,361		Commonwealth Bank of Australia	26,766
127,501		Computershare Ltd	1,232
395,196		Crown Ltd	4,011
124,993		CSL Ltd	8,745
82,635		Dexus Property Group	476
71,877		DuluxGroup Ltd	350
6,300,943		Echo Entertainment Group Ltd	21,615
130,716		Federation Centres	302
4,888	e	Flight Centre Ltd	147
140,082	e	Fortescue Metals Group Ltd	207
152,312		GPT Group (ASE)	529
48,807	e	Harvey Norman Holdings Ltd	165
99,679		Healthscope Ltd	232
38,136		Iluka Resources Ltd	246
247,385		Incitec Pivot Ltd	764
559,514		Insurance Australia Group Ltd	2,590
2,993,669		John Fairfax Holdings Ltd	2,167
42,065		Leighton Holdings Ltd	674
169,116		Lend Lease Corp Ltd	2,136
157,234		Macquarie Goodman Group	757
102,366		Macquarie Group Ltd	5,950
246,977	*	Medibank Pvt Ltd	436
1,014,590		Mirvac Group	1,549
953,897		National Australia Bank Ltd	27,925
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
454,827	*	Newcrest Mining Ltd	$4,587
194,108		Novion Property Group	370
321,889	e	OneSteel Ltd	41
100,683	e	Orica Ltd	1,529
326,399		Origin Energy Ltd	2,798
328,034		Orora Ltd	565
72,671		Oxiana Ltd	217
20,182		Platinum Asset Mangement Ltd	120
2,857,603	*	Qantas Airways Ltd	6,778
423,150		QBE Insurance Group Ltd	4,183
189,582		QR National Ltd	698
11,848		Ramsay Health Care Ltd	605
4,774		REA Group Ltd	175
43,305		Recall Holdings Ltd	255
253,873		Santos Ltd	1,373
3,517,657		Scentre Group	9,993
29,604		Seek Ltd	384
41,152		Shopping Centres Australasia Property Group	63
34,250		Sonic Healthcare Ltd	532
724,049		Stockland Trust Group	2,474
401,089		Suncorp-Metway Ltd	4,113
169,805		Sydney Airport	668
73,165		Tabcorp Holdings Ltd	264
130,438		Tattersall’s Ltd	395
1,384,927		Telstra Corp Ltd	6,648
224,180		Toll Holdings Ltd	1,508
26,263		TPG Telecom Ltd	182
359,919		Transurban Group	2,606
58,201		Treasury Wine Estates Ltd	226
326,557		Wesfarmers Ltd	10,905
1,650,511		Westfield Corp	11,961
694,815		Westpac Banking Corp	20,769
195,192		Woodside Petroleum Ltd	5,114
313,732		Woolworths Ltd	7,026
33,348		WorleyParsons Ltd	241
		TOTAL AUSTRALIA	351,492

AUSTRIA - 0.1%
3,825	*,e	Andritz AG.	228
14,874		Erste Bank der Oesterreichischen Sparkassen AG.	366
65,989	*,m	Immoeast AG.	0	^
49,554	*,e	Immofinanz Immobilien Anlagen AG.	146
7,685		OMV AG.	211
5,647		Raiffeisen International Bank Holding AG.	78
5,920		Voestalpine AG.	217
2,037		Wiener Staedtische Allgemeine Versicherung AG.	90
1,000,000	e	Wienerberger AG.	15,957
		TOTAL AUSTRIA	17,293

BELGIUM - 0.3%
11,949		Ageas	429
143,254		Anheuser-Busch InBev NV (ADR)	17,464
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
31,925	*,m	Anheuser-Busch InBev NV (Strip VVPR)	$0	^
7,725		Belgacom S.A.	271
3,850		Colruyt S.A.	168
5,389		Delhaize Group	484
649,443		Fagron NV	25,288
4,123		Groupe Bruxelles Lambert S.A.	342
477	*,m	Groupe Bruxelles Lambert S.A. - (Strip VVPR)	0	^
55,664		InBev NV	6,800
12,961	*	KBC Groep NV	801
3,072		Solvay S.A.	444
2,744	*	Telenet Group Holding NV	151
34,063		UCB S.A.	2,461
5,152		Umicore	215
		TOTAL BELGIUM	55,318

BRAZIL - 0.0%
734,600		Banco Itau Holding Financeira S.A.	8,127
		TOTAL BRAZIL	8,127

CANADA - 3.1%
21,885		Agnico-Eagle Mines Ltd	608
53,456	e	Agrium, Inc	5,571
857,755		Alimentation Couche Tard, Inc	34,180
13,508	e	AltaGas Income Trust	451
256,654	e	ARC Resources Ltd	4,409
11,420		Atco Ltd	407
65,000		Bank of Montreal	3,898
212,115		Bank of Montreal	12,711
385,460		Bank of Nova Scotia	19,338
465,761		Barrick Gold Corp (Canada)	5,093
131,819	e	Baytex Energy Trust	2,085
139,132	e	BCE, Inc	5,890
268,851	*,e	Blackberry Ltd (New)	2,397
151,263	e	Bombardier, Inc	299
146,574		Brookfield Asset Management, Inc	7,839
75,777		CAE, Inc	884
41,416	e	Cameco Corp (Toronto)	577
134,515	e	Canadian Imperial Bank of Commerce/Canada	9,752
598,432	e	Canadian National Railway Co	40,077
365,651		Canadian Natural Resources Ltd (Canada)	11,207
306,767	e	Canadian Oil Sands Trust	2,386
108,658	e	Canadian Pacific Railway Ltd (Toronto)	19,895
81,952		Canadian Tire Corp Ltd	8,349
15,470		Canadian Utilities Ltd	486
200,000	*	Canfor Corp	4,003
390,000	*	Celestica, Inc	4,329
313,089	e	Cenovus Energy, Inc (Toronto)	5,278
94,194	*	CGI Group, Inc	3,995
25,438	e	CI Financial Corp	711
2,552		Constellation Software, Inc	882
71,589	e	Crescent Point Energy Corp	1,596
606,877		Dollarama, Inc	33,924
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
74,463		Eldorado Gold Corp	$342
350,000	*	Element Financial Corp	4,731
26,554		Empire Co Ltd	1,852
226,685		Enbridge, Inc	10,927
334,216		EnCana Corp	3,731
172,252	e	Enerplus Resources Fund	1,746
4,021		Fairfax Financial Holdings Ltd	2,254
114,120		Finning International, Inc	2,123
9,879		First Capital Realty, Inc	154
73,965	e	First Quantum Minerals Ltd	896
103,982	e	Fortis, Inc	3,167
71,353		Franco-Nevada Corp	3,458
5,353		George Weston Ltd	424
248,480		Gildan Activewear, Inc	7,326
306,150		Goldcorp, Inc	5,540
46,872	e	Great-West Lifeco, Inc	1,355
89,844		H&R Real Estate Investment Trust	1,655
46,450	e	Husky Energy, Inc	948
49,255	e	IGM Financial, Inc	1,750
120,662		Imperial Oil Ltd	4,816
10,975		Industrial Alliance Insurance and Financial Services, Inc	367
23,352		Intact Financial Corp	1,759
49,058	e	Inter Pipeline Ltd	1,264
40,816		Jean Coutu Group PJC, Inc	872
47,987	e	Keyera Corp	3,192
577,825	*	Kinross Gold Corp	1,282
130,000		Linamar Corp	8,015
43,557		Loblaw Cos Ltd	2,129
101,006		Magna International, Inc (Class A)	5,400
160,000		Magna International, Inc (Class A) (NY)	8,586
514,628		Manulife Financial Corp	8,740
16,071	*	MEG Energy Corp	260
9,752		Methanex Corp	522
273,241		Metro, Inc	7,404
130,181	e	National Bank of Canada	4,753
52,287	*	New Gold, Inc	175
15,573		Onex Corp	904
134,890		Open Text Corp	7,121
5,996	*	Paramount Resources Ltd (Class A)	148
61,760	e	Pembina Pipeline Income Fund	1,952
61,001	e	Peyto Exploration & Development Corp	1,636
282,813	e	Potash Corp of Saskatchewan	9,117
156,872		Power Corp Of Canada	4,152
116,016	e	Power Financial Corp	3,434
13,504	e	PrairieSky Royalty Ltd	319
1,599	*	Restaurant Brands International LP	59
603,989	*,e	Restaurant Brands International, Inc	23,199
27,935	*	Restaurant Brands International, Inc (Toronto)	1,071
99,553		RioCan Real Estate Investment Trust	2,277
100,498	e	Rogers Communications, Inc (Class B)	3,364
587,247		Royal Bank of Canada (Toronto)	35,349
114,331		Saputo, Inc	3,142
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
127,893	e	Shaw Communications, Inc (B Shares)	$2,870
47,626		Silver Wheaton Corp	905
15,973		SNC-Lavalin Group, Inc	496
210,109	e	Sun Life Financial, Inc	6,475
834,383		Suncor Energy, Inc	24,382
156,675	e	Talisman Energy, Inc (Toronto)	1,201
83,920		Teck Cominco Ltd	1,152
96,222		TELUS Corp	3,196
1,266,980	e	Toronto-Dominion Bank	54,228
195,423	*	Tourmaline Oil Corp	5,914
151,590	e	TransAlta Corp	1,406
413,769	e	TransCanada Corp	17,694
503,865		TransForce, Inc	11,935
292,819	*	Turquoise Hill Resources Ltd	913
59,184	e	Vermilion Energy, Inc	2,488
40,266		West Fraser Timber Co Ltd	2,060
180,000	e	Westjet Airlines Ltd	4,220
610,824		Yamana Gold, Inc	2,190
		TOTAL CANADA	608,391

CHINA - 0.9%
794,000		Agricultural Bank of China	393
169,549	*,e	Alibaba Group Holding Ltd (ADR)	14,113
22,600	*	Baidu, Inc (ADR)	4,710
2,708,700		Bank of Communications Co Ltd	2,328
2,700,000		Brilliance China Automotive Holdings Ltd	5,198
2,300,000	*,e	CAR, Inc	4,363
7,916,942	*,g	CGN Power Co Ltd	3,410
9,579,000	e,m	China Animal Healthcare Ltd	6,425
1,122,000		China Aoyuan Property Group Ltd	200
9,401,000	*	China Eastern Airlines Corp Ltd (H Shares)	5,996
7,346,800		China Everbright International Ltd	12,322
497,000		China Merchants Bank Co Ltd	1,214
1,300,255	*	China New Town Development Co Ltd	58
724,000		China Overseas Land & Investment Ltd	2,338
11,400,000		China Southern Airlines Co Ltd	8,235
1,849,100	*,e	China Vanke Co Ltd	4,382
203,000		CNOOC Ltd	287
322,700	*,g	Dalian Wanda Commercial Properties Co Ltd	2,001
1,450,000		Great Wall Motor Co Ltd	10,222
12,000,000		Huadian Fuxin Energy Corp Ltd	5,868
7,000,000		Huadian Power International Co	5,839
16,910,000	e	Huaneng Renewables Corp Ltd	6,121
9,338,000		Industrial & Commercial Bank of China	6,907
84,259	*	JD.com, Inc (ADR)	2,476
16,500,000	m	Sihuan Pharmaceutical Holdings	9,386
2,397,612		Sino-Ocean Land Holdings Ltd	1,450
2,339,100		Tencent Holdings Ltd	44,419
170,749	e	Yangzijiang Shipbuilding	157
3,057,000	e	Yanlord Land Group Ltd	2,179
		TOTAL CHINA	172,997
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
DENMARK - 0.5%
203	e	AP Moller - Maersk AS (Class A)	$412
370	e	AP Moller - Maersk AS (Class B)	773
5,561	e	Carlsberg AS (Class B)	459
5,685		Coloplast AS	429
486,774		Danske Bank AS	12,833
9,347		DSV AS	291
160,000	e	H Lundbeck AS	3,370
6,335	*,e	ISS A.S.	200
1,015,600	e	Novo Nordisk AS	54,217
12,767		Novozymes AS	583
106,049		Pandora AS	9,655
180,000		Sydbank AS	5,634
742,422		TDC AS	5,319
300,000	*	Topdanmark AS	8,976
1,085	e	TrygVesta AS	128
11,816	*,e	Vestas Wind Systems AS	487
1,246	*	William Demant Holding	106
		TOTAL DENMARK	103,872

FINLAND - 0.5%
7,457	e	Elisa Oyj (Series A)	187
23,624		Fortum Oyj	495
295,200		Huhtamaki Oyj	9,183
50,000		Kesko Oyj (B Shares)	2,135
16,216		Kone Oyj (Class B)	719
6,052	e	Metso Oyj	177
256,466	e	Neste Oil Oyj	6,730
5,216,756		Nokia Oyj	39,776
5,912		Nokian Renkaat Oyj	176
5,097		Orion Oyj (Class B)	144
865,700		Sampo Oyj (A Shares)	43,664
27,739		Stora Enso Oyj (R Shares)	285
28,422		UPM-Kymmene Oyj	552
8,038		Wartsila Oyj (B Shares)	356
		TOTAL FINLAND	104,579

FRANCE - 3.7%
359,750	e	Accor S.A.	18,760
1,559		Aeroports de Paris	186
18,141		Air Liquide	2,335
1,848,241	*	Alcatel S.A.	6,948
3,972,025	*	Alcatel-Lucent (ADR)	14,816
11,556	*	Alstom RGPT	356
3,487		Arkema	276
277,332		Atos Origin S.A.	19,090
94,897		AXA S.A.	2,388
609,627		BNP Paribas	37,093
44,294		Bollore	236
163,788		Bouygues S.A.	6,430
13,295		Bureau Veritas S.A.	285
7,480		Cap Gemini S.A.	614
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
28,850		Carrefour S.A.	$964
2,968		Casino Guichard Perrachon S.A.	263
2,892		Christian Dior S.A.	544
8,932		CNP Assurances	157
797,693		Compagnie de Saint-Gobain	35,025
3,176,293		Credit Agricole S.A.	46,675
6,752		Dassault Systemes S.A.	457
753,122		Edenred	18,790
12,889		Electricite de France	309
10,807		Essilor International S.A.	1,241
1,992		Eurazeo	136
175,230		European Aeronautic Defence and Space Co	11,392
8,132		Eutelsat Communications	270
586,229		Faurecia	25,563
1,746		Fonciere Des Regions	173
99	*	Fonciere Des Regions (New)	10
1,158,377		France Telecom S.A.	18,603
299,491		Gaz de France	5,913
1,520		Gecina S.A.	206
30,317		Groupe Danone	2,044
25,340		Groupe Eurotunnel S.A.	363
1,359		Hermes International	480
2,037		Icade	184
1,381		Iliad S.A.	323
1,838		Imerys S.A.	135
731,518		JC Decaux S.A.	24,633
8,936		Klepierre	439
317,821		Lafarge S.A.	20,662
6,349		Lagardere S.C.A.	191
13,645		Legrand S.A.	739
277,253		L’Oreal S.A.	51,067
14,642		LVMH Moet Hennessy Louis Vuitton S.A.	2,577
9,734		Michelin (C.G.D.E.) (Class B)	968
597,354		Natixis	4,475
5,340	*	Numericable SAS	291
11,235		Pernod-Ricard S.A.	1,328
21,813	*	Peugeot S.A.	365
4,003		PPR	781
9,774		Publicis Groupe S.A.	754
75,000		Rallye S.A.	2,822
1,340		Remy Cointreau S.A.	99
287,623		Renault S.A.	26,125
1,230,657		Rexel S.A.	23,205
15,255		Safran S.A.	1,066
385,954		Sanofi-Aventis	38,116
27,777		Schneider Electric S.A.	2,162
8,038		SCOR	271
1,457		Societe BIC S.A.	208
522,690		Societe Generale	25,236
4,883		Sodexho Alliance S.A.	476
275,271		Suez Environnement S.A.	4,739
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,333		Technip S.A.	$323
314,852		Teleperformance	21,577
81,735		Thales S.A.	4,535
2,088,126	e	Total S.A.	103,795
26,138		Unibail-Rodamco	7,058
238,209		Valeo S.A.	35,530
5,715		Vallourec	139
22,533		Veolia Environnement	426
409,758		Vinci S.A.	23,411
362,346		Vivendi Universal S.A.	8,996
1,708		Wendel	204
9,560		Zodiac S.A.	316
		TOTAL FRANCE	720,138

GERMANY - 3.2%
81,026		Adidas-Salomon AG.	6,398
336,202		Allianz AG.	58,370
2,116		Axel Springer AG.	125
48,118		BASF AG.	4,763
535,449		Bayer AG.	80,112
228,791		Bayerische Motoren Werke AG.	28,493
2,738		Bayerische Motoren Werke AG. (Preference)	253
691,748	e	Beiersdorf AG.	59,981
7,666		Brenntag AG.	458
3,109		Celesio AG.	92
51,146	*	Commerzbank AG.	703
133,651		Continental AG.	31,474
973,007	e	Daimler AG. (Registered)	93,442
18,183		Deutsche Annington Immobilien SE	613
72,308		Deutsche Bank AG.	2,506
10,219		Deutsche Boerse AG.	834
425,084		Deutsche Lufthansa AG.	5,952
1,505,251		Deutsche Post AG.	46,896
1,537,886		Deutsche Telekom AG.	28,129
15,170		Deutsche Wohnen AG.	388
65,000		Duerr AG.	7,138
104,907		E.ON AG.	1,560
2,003		Fraport AG. Frankfurt Airport Services Worldwide	120
180,000		Freenet AG.	5,409
11,420		Fresenius Medical Care AG.	949
19,979		Fresenius SE	1,191
3,420		Fuchs Petrolub AG. (Preference)	136
9,188		GEA Group AG.	442
73,225		Hannover Rueckversicherung AG.	7,567
7,492		HeidelbergCement AG.	593
6,144		Henkel KGaA	634
9,426		Henkel KGaA (Preference)	1,107
3,535		Hugo Boss AG.	429
59,232		Infineon Technologies AG.	705
9,404		K&S AG.	306
1,250	*	Kabel Deutschland Holding AG.	162
4,641		Lanxess AG.	247
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
9,646		Linde AG.	$1,962
1,909		MAN AG.	201
6,821		Merck KGaA	763
8,014		Metro AG.	272
101,156	*	Morphosys AG.	6,382
39,066		Muenchener Rueckver AG.	8,395
4,490		Osram Licht AG.	222
8,119		Porsche AG.	795
537,475		ProSiebenSat. Media AG.	26,289
187,947		RTL Group	18,073
25,969		RWE AG.	661
48,381		SAP AG.	3,497
264,723		Siemens AG.	28,631
150,000		Software AG.	3,896
6,337		Symrise AG.	400
30,132		Telefonica Deutschland Holding AG.	173
23,897		ThyssenKrupp AG.	626
24,094		TUI AG. (DI)	423
6,376		United Internet AG.	289
21,675		Volkswagen AG.	5,573
8,348		Volkswagen AG. (Preference)	2,214
154,000	e	Wacker Chemie AG.	17,776
300,046		Wirecard AG.	12,646
		TOTAL GERMANY	618,836

HONG KONG - 0.9%
7,050,158		AIA Group Ltd	44,264
21,018		ASM Pacific Technology	219
120,457		Bank of East Asia Ltd	480
2,159,353		BOC Hong Kong Holdings Ltd	7,701
105,431	e	Cathay Pacific Airways Ltd	244
53,723		Cheung Kong Infrastructure Holdings Ltd	461
5,122,000		China Gas Holdings Ltd	8,381
625,000		Chow Sang Sang Holding	1,356
555,787		CK Hutchison Holdings Ltd	11,355
502,454		CLP Holdings Ltd	4,391
1,370,331	e	Esprit Holdings Ltd	1,390
211,463		First Pacific Co	211
211,803		Galaxy Entertainment Group Ltd	962
1,063,434	*	Global Brands Group Holding Ltd	208
209,000	*	Glorious Property Holdings Ltd	29
1,261,517		Hang Lung Group Ltd	5,761
4,334,803		Hang Lung Properties Ltd	12,179
361,172		Hang Seng Bank Ltd	6,537
399,544		Henderson Land Development Co Ltd	2,807
240,660		HKT Trust and HKT Ltd	310
2,020,151		Hong Kong & China Gas Ltd	4,678
295,276		Hong Kong Electric Holdings Ltd	3,014
186,826		Hong Kong Exchanges and Clearing Ltd	4,579
359,913		Hutchison Whampoa Ltd	4,989
57,760		Hysan Development Co Ltd	253
250		Kerry Logistics Network Ltd	0	^
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,520,448		Kerry Properties Ltd	$5,278
1,595,027		Li & Fung Ltd	1,557
209,968		Link REIT	1,295
443,754		MTR Corp	2,111
1,592,075		New World Development Co Ltd	1,846
390,902		Noble Group Ltd	262
135,548		NWS Holdings Ltd	226
371,040		PCCW Ltd	227
1,145,533		Sands China Ltd	4,737
2,770,286		Shanghai Real Estate Ltd	71
105,992		Shangri-La Asia Ltd	146
274,542		Sino Land Co	448
179,611		SJM Holdings Ltd	235
1,054,642		Sun Hung Kai Properties Ltd	16,262
154,128		Swire Pacific Ltd (Class A)	2,098
172,800		Swire Properties Ltd	561
121,902		Techtronic Industries Co	411
320,500	*,g	WH Group Ltd	182
2,238,701		Wharf Holdings Ltd	15,628
83,334		Wheelock & Co Ltd	426
65,912		Yue Yuen Industrial Holdings	233
		TOTAL HONG KONG	180,999

INDIA - 0.5%
350,000		Axis Bank Ltd	3,139
1,650,000		Bank of Baroda	4,317
99,359		Bharti Infratel Ltd	611
180,000		Cadila Healthcare Ltd	5,010
322,531	*	DEN Networks Ltd	621
1,530,483	*	Dhanalakshmi Bank Ltd	757
3,349,567		DLF Ltd	8,444
110,200		Dr Reddy’s Laboratories Ltd	6,178
530,000		HDFC Bank Ltd	8,672
332,666		Housing Development Finance Corp	6,994
450,000		ICICI Bank Ltd (ADR)	4,662
283,431		Jyothy Laboratories Ltd	1,211
196,320		LIC Housing Finance Ltd	1,373
410,000		Lupin Ltd	13,171
6,000		MRF Ltd	3,715
90,834		Prestige Estates Projects Ltd	389
1,113,028	*	Puravankara Projects Ltd	1,102
111,069		Reliance Industries Ltd	1,467
800,000		Sun Pharmaceutical Industries Ltd	13,089
813,513	*	Sunteck Realty Ltd	3,244
1,300,000		Tata Motors Ltd	6,906
20,769,465	*	Unitech Ltd	5,348
600,000		United Phosphorus Ltd	4,239
81,475		Yes Bank Ltd	1,064
		TOTAL INDIA	105,723
INDONESIA - 0.1%
9,328,800		PT Bank Mandiri Persero Tbk	8,897
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
41,374,500		PT Express Transindo Utama Tbk	$2,721
		TOTAL INDONESIA	11,618

IRELAND - 1.1%
1,464,716	*	Bank of Ireland	559
1,614,191		CRH plc	42,216
60,000		DCC plc	3,574
4,032,262		Green REIT plc	7,093
6,470,177		Hibernia REIT plc	8,140
147,992	*,m	Irish Bank Resolution Corp Ltd	0	^
40,777		James Hardie Industries NV	472
327,597		Kerry Group plc (Class A)	22,016
6,302		Ryanair Holdings plc	75
447,093		Ryanair Holdings plc (ADR)	29,852
610,365		Shire Ltd	48,660
977,088		Smurfit Kappa Group plc	27,456
868,326		XL Capital Ltd	31,954
		TOTAL IRELAND	222,067

ISRAEL - 0.1%
53,783		Bank Hapoalim Ltd	259
67,321	*	Bank Leumi Le-Israel	250
101,251		Bezeq Israeli Telecommunication Corp Ltd	188
235		Delek Group Ltd	60
24,237		Israel Chemicals Ltd	172
137		Israel Corp Ltd	48
7,309	*	Mizrahi Tefahot Bank Ltd	74
2,985		Nice Systems Ltd	182
45,074		Teva Pharmaceutical Industries Ltd	2,817
285,146		Teva Pharmaceutical Industries Ltd (ADR)	17,765
		TOTAL ISRAEL	21,815

ITALY - 0.9%
4,000,000		A2A S.p.A.	4,153
413,333		Ansaldo STS S.p.A.	4,188
61,837		Assicurazioni Generali S.p.A.	1,216
20,998		Autostrade S.p.A.	551
11,478,496		Banca Intesa S.p.A.	38,958
50,397		Banca Intesa S.p.A. RSP	157
245,702	*,e	Banca Monte dei Paschi di Siena S.p.A	163
46,453		Banche Popolari Unite Scpa	362
19,893	*	Banco Popolare SC	310
94,470		Enel Green Power S.p.A	176
4,107,069		Enel S.p.A.	18,553
633,106		ENI S.p.A.	10,958
114,793		Exor S.p.A.	5,207
20,933	*	Finmeccanica S.p.A.	249
46,758		Fondiaria-Sai S.p.A	136
287,472		Luxottica Group S.p.A.	18,207
2,184,673	*	Mediaset S.p.A.	9,944
5,295,960		Mediobanca S.p.A.	50,669
600,000		Mediolanum S.p.A.	4,839
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
175,000		Moncler S.p.A	$2,934
12,692		Pirelli & C S.p.A.	210
10,586		Prysmian S.p.A.	218
13,947	*,e	Saipem S.p.A.	142
109,417		Snam Rete Gas S.p.A.	531
316,849		Telecom Italia RSP	298
528,579	*	Telecom Italia S.p.A.	619
78,284		Terna Rete Elettrica Nazionale S.p.A.	345
232,899		UniCredit S.p.A	1,579
304,209	*,e	Yoox S.p.A	8,389
		TOTAL ITALY	184,261

JAPAN - 8.0%
2,000		ABC-Mart, Inc	117
30,700	*,e	Acom Co Ltd	106
400		Activia Properties Inc	3,495
2,090		Advance Residence Investment Corp	5,013
12,543	e	Advantest Corp	158
199,209		Aeon Co Ltd	2,185
8,803	e	AEON Financial Service Co Ltd	222
8,760		Aeon Mall Co Ltd	174
2,500		AEON REIT Investment Corp	3,584
12,000		Air Water, Inc	214
197,642		Aisin Seiki Co Ltd	7,166
45,529		Ajinomoto Co, Inc	999
14,000		Alfresa Holdings Corp	197
88,435	e	All Nippon Airways Co Ltd	237
27,644		Amada Co Ltd	266
2,606,848		Aozora Bank Ltd	9,240
191,407		Asahi Breweries Ltd	6,069
80,773		Asahi Glass Co Ltd	529
621,134		Asahi Kasei Corp	5,932
12,700		Asics Corp	346
660,400		Astellas Pharma, Inc	10,821
107,105		Bank of Kyoto Ltd	1,123
366,971		Bank of Yokohama Ltd	2,149
5,353	e	Benesse Corp	168
519,604		Bridgestone Corp	20,805
18,985		Brother Industries Ltd	302
45,800		Calbee, Inc	1,988
89,997		Canon, Inc	3,184
16,533	e	Casio Computer Co Ltd	313
45,700		Central Japan Railway Co	8,259
246,323		Chiba Bank Ltd	1,805
118,100	e	Chiyoda Corp	1,009
191,366	*	Chubu Electric Power Co, Inc	2,282
72,758		Chugai Pharmaceutical Co Ltd	2,296
50,100		Chugoku Bank Ltd	748
83,753		Chugoku Electric Power Co, Inc	1,092
20,842		Citizen Watch Co Ltd	160
3,900	e	COLOPL, Inc	84
12,055		Credit Saison Co Ltd	216
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,200		Crescendo Investment Corp	$958
45,000		CyberAgent, Inc	2,578
266,400	*,e	CYBERDYNE, Inc	6,937
45,076		Dai Nippon Printing Co Ltd	438
22,230		Daicel Chemical Industries Ltd	265
15,290	e	Daihatsu Motor Co Ltd	234
85,900		Dai-ichi Mutual Life Insurance Co	1,246
51,597	e	Daiichi Sankyo Co Ltd	820
74,446		Daikin Industries Ltd	4,977
12,563		Dainippon Sumitomo Pharma Co Ltd	149
15,811		Daito Trust Construction Co Ltd	1,766
234,056		Daiwa House Industry Co Ltd	4,613
445,300		Daiwa Securities Group, Inc	3,505
281,245		Denso Corp	12,821
16,955		Dentsu, Inc	725
204,500		Don Quijote Co Ltd	16,623
212,352		East Japan Railway Co	17,017
20,217		Eisai Co Ltd	1,438
37,893		Electric Power Development Co	1,277
4,644		FamilyMart Co Ltd	195
39,043		Fanuc Ltd	8,524
27,618		Fast Retailing Co Ltd	10,679
1,195,822		Fuji Electric Holdings Co Ltd	5,642
703,142		Fuji Heavy Industries Ltd	23,342
545,384		Fujifilm Holdings Corp	19,403
1,233,091		Fujitsu Ltd	8,409
241,663		Fukuoka Financial Group, Inc	1,243
76,100		Glory Ltd	2,119
159,400	e	GMO Payment Gateway, Inc	3,763
31,300	e	GungHo Online Entertainment Inc	122
118,879		Gunma Bank Ltd	803
122,842		Hachijuni Bank Ltd	866
17,800		Hakuhodo DY Holdings, Inc	189
11,274		Hamamatsu Photonics KK	340
92,000		Hankyu Hanshin Holdings, Inc	568
700,000		Haseko Corp	6,819
1,200		Hikari Tsushin, Inc	78
80,082		Hino Motors Ltd	1,139
2,506		Hirose Electric Co Ltd	323
160,000		Hiroshima Bank Ltd	862
4,667		Hisamitsu Pharmaceutical Co, Inc	192
8,252		Hitachi Chemical Co Ltd	176
8,422		Hitachi Construction Machinery Co Ltd	147
20,300		Hitachi High-Technologies Corp	618
7,127,285		Hitachi Ltd	48,678
17,000		Hitachi Metals Ltd	261
364,000		Hokuhoku Financial Group, Inc	811
53,131		Hokuriku Electric Power Co	703
548,868		Honda Motor Co Ltd	17,917
714,753		Hoya Corp	28,615
2,471		Hulic Reit, Inc	3,797
9,666		Ibiden Co Ltd	163
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,552		Ichigo Real Estate Investment Corp	$1,254
7,000		Idemitsu Kosan Co Ltd	122
12,600		Iida Group Holdings Co Ltd	157
200		Industrial & Infrastructure Fund Investment Corp	931
287,400		Infomart Corp	2,631
290,300		Inpex Holdings, Inc	3,199
158,081		Isetan Mitsukoshi Holdings Ltd	2,612
1,816,878		Ishikawajima-Harima Heavy Industries Co Ltd	8,495
47,700		Isuzu Motors Ltd	633
843,970		Itochu Corp	9,133
23,524		Itochu Techno-Science Corp	488
74,152		Iyo Bank Ltd	879
298,800		J Front Retailing Co Ltd	4,691
236,700		Japan Airlines Co Ltd	7,363
26,900	*	Japan Display, Inc	96
280,200	e	Japan Pile Corp	1,598
61		Japan Prime Realty Investment Corp	210
99		Japan Real Estate Investment Corp	466
676		Japan Retail Fund Investment Corp	1,343
426,100		Japan Tobacco, Inc	13,471
39,104		JFE Holdings, Inc	863
67,978		JGC Corp	1,350
201,624		Joyo Bank Ltd	1,036
14,353		JSR Corp	249
416,303		JTEKT Corp	6,491
2,126,680		JX Holdings, Inc	8,183
250,000		kabu.com Securities Co Ltd	1,640
66,372		Kajima Corp	308
11,700		Kakaku.com, Inc	194
202,252		Kamigumi Co Ltd	1,909
69,000		Kanamoto Co Ltd	1,986
19,900		Kaneka Corp	140
216,174	*	Kansai Electric Power Co, Inc	2,060
18,480		Kansai Paint Co Ltd	336
41,453		Kao Corp	2,070
513,212		Kawasaki Heavy Industries Ltd	2,589
567,000		KDDI Corp	12,810
41,000		Keihan Electric Railway Co Ltd	250
150,622		Keihin Electric Express Railway Co Ltd	1,204
185,910		Keio Corp	1,456
22,426		Keisei Electric Railway Co Ltd	278
2,263		Kenedix Realty Investment Corp	12,417
11,351		Keyence Corp	6,194
11,795		Kikkoman Corp	374
328,914		Kintetsu Corp	1,207
65,849		Kirin Brewery Co Ltd	864
241,084		Kobe Steel Ltd	445
7,500		Koito Manufacturing Co Ltd	226
74,222		Komatsu Ltd	1,455
8,073		Konami Corp	151
37,213		Konica Minolta Holdings, Inc	377
1,088,258		Kubota Corp	17,193
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
27,274		Kuraray Co Ltd	$369
8,245		Kurita Water Industries Ltd	199
58,900		Kyocera Corp	3,219
19,045		Kyowa Hakko Kogyo Co Ltd	248
124,184	*	Kyushu Electric Power Co, Inc	1,203
18,751		Lawson, Inc	1,300
21,123		LIXIL Group Corp	500
15,700		Mabuchi Motor Co Ltd	831
100,000		Maeda Corp	725
53,836		Makita Corp	2,790
913,072		Marubeni Corp	5,279
18,709		Marui Co Ltd	212
3,596		Maruichi Steel Tube Ltd	85
1,222,100	e	Matsui Securities Co Ltd	11,087
557,055		Matsushita Electric Industrial Co Ltd	7,315
897,500		Mazda Motor Corp	18,185
5,200	e	McDonald’s Holdings Co Japan Ltd	115
10,812		Mediceo Paltac Holdings Co Ltd	141
4,749		MEIJI Holdings Co Ltd	579
26,000		Minebea Co Ltd	409
17,300		Miraca Holdings, Inc	795
408,619		Mitsubishi Chemical Holdings Corp	2,372
379,395		Mitsubishi Corp	7,624
843,814		Mitsubishi Electric Corp	10,017
374,705		Mitsubishi Estate Co Ltd	8,690
287,160		Mitsubishi Gas Chemical Co, Inc	1,413
1,062,150		Mitsubishi Heavy Industries Ltd	5,844
9,262		Mitsubishi Logistics Corp	144
90,293		Mitsubishi Materials Corp	303
50,900		Mitsubishi Motors Corp	459
4,795,354		Mitsubishi UFJ Financial Group, Inc	29,700
39,300		Mitsubishi UFJ Lease & Finance Co Ltd	194
531,304		Mitsui & Co Ltd	7,115
240,087		Mitsui Chemicals, Inc	770
901,100		Mitsui Engineering & Shipbuilding Co Ltd	1,536
940,437		Mitsui Fudosan Co Ltd	27,619
1,931,499		Mitsui OSK Lines Ltd	6,551
308,609		Mitsui Sumitomo Insurance Group Holdings, Inc	8,640
903,918		Mitsui Trust Holdings, Inc	3,755
2,900	e	Mixi Inc	117
5,181,456		Mizuho Financial Group, Inc	9,106
110,000		Monex Beans Holdings, Inc	294
346,300	e	MonotaRO Co Ltd	12,542
304,020		Murata Manufacturing Co Ltd	41,754
9,100		Nabtesco Corp	263
68,000		Nagoya Railroad Co Ltd	272
14,106		Namco Bandai Holdings, Inc	275
205,615		NEC Corp	604
10,000		Nexon Co Ltd	107
32,932		NEXT FUNDS JPX-Nikkei Index 400 Exchange Traded Fund	3,888
243,179		NGK Insulators Ltd	5,181
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
14,088		NGK Spark Plug Co Ltd	$378
12,238		NHK Spring Co Ltd	127
167,400		Nidec Corp	11,112
785,100		Nihon Nohyaku Co Ltd	7,852
76,581	e	Nikon Corp	1,027
32,498		Nintendo Co Ltd	4,768
430		Nippon Building Fund, Inc	2,112
32,184		Nippon Electric Glass Co Ltd	157
68,441		Nippon Express Co Ltd	382
13,944		Nippon Meat Packers, Inc	321
11,900		Nippon Paint Co Ltd	435
2,589		Nippon ProLogis REIT, Inc	5,699
1,302,176		Nippon Steel Corp	3,274
263,630		Nippon Telegraph & Telephone Corp	16,274
500,308		Nippon Yusen Kabushiki Kaisha	1,439
1,212,243		Nissan Motor Co Ltd	12,329
17,000		Nisshin Seifun Group, Inc	200
4,635		Nissin Food Products Co Ltd	228
92,400		Nissin Kogyo Co Ltd	1,468
5,500		Nitori Co Ltd	372
330,537		Nitto Denko Corp	22,071
26,553		NKSJ Holdings, Inc	826
7,751		NOK Corp	233
1,158,763		Nomura Holdings, Inc	6,806
9,474		Nomura Real Estate Holdings, Inc	171
204,564		Nomura Research Institute Ltd	7,686
36,911		NSK Ltd	539
165,500		NTT Data Corp	7,188
494,900		NTT DoCoMo, Inc	8,649
8,800		NTT Urban Development Corp	88
51,259		Obayashi Corp	332
201,098	e	Odakyu Electric Railway Co Ltd	2,048
62,797		OJI Paper Co Ltd	257
477,600	*	Olympus Corp	17,707
66,402		Omron Corp	2,991
221,398		Ono Pharmaceutical Co Ltd	24,983
2,903		Oracle Corp Japan	125
298,068		Oriental Land Co Ltd	22,569
1,762,400		ORIX Corp	24,764
149,981		Osaka Gas Co Ltd	627
20,700		Osaka Securities Exchange Co Ltd	599
7,200		Otsuka Corp	307
31,000		Otsuka Holdings KK	970
88,600		Park24 Co Ltd	1,813
50,000		Pola Orbis Holdings, Inc	2,649
62,900		Rakuten, Inc	1,108
11,400	*	Recruit Holdings Co Ltd	356
1,031,330		Resona Holdings, Inc	5,118
395,281		Ricoh Co Ltd	4,298
2,899		Rinnai Corp	215
196,624		Rohm Co Ltd	13,436
3,880		Sankyo Co Ltd	138
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,700	e	Sanrio Co Ltd	$99
264,935		Santen Pharmaceutical Co Ltd	3,864
212,000		Sapporo Holdings Ltd	839
109,800		Sawai Pharmaceutical Co Ltd	6,502
15,980		SBI Holdings, Inc	193
16,834		Secom Co Ltd	1,123
15,043		Sega Sammy Holdings, Inc	219
9,000		Seibu Holdings, Inc	233
20,000		Seiko Epson Corp	354
80,000		Seino Holdings Corp	868
252,551		Sekisui Chemical Co Ltd	3,277
213,620		Sekisui House Ltd	3,102
348,781		Seven & I Holdings Co Ltd	14,657
45,400		Seven Bank Ltd	224
116,106	*,e	Sharp Corp	227
54,119	*	Shikoku Electric Power Co, Inc	666
18,982		Shimadzu Corp	211
1,797		Shimamura Co Ltd	166
6,281		Shimano, Inc	933
1,533,962		Shimizu Corp	10,371
178,900		Shin-Etsu Chemical Co Ltd	11,680
489,649		Shinsei Bank Ltd	974
94,033		Shionogi & Co Ltd	3,130
28,985	e	Shiseido Co Ltd	514
43,301		Shizuoka Bank Ltd	432
19,400		Shoei Co Ltd	218
14,273		Showa Shell Sekiyu KK	130
4,288		SMC Corp	1,277
775,160		Softbank Corp	45,145
2,400,000		Sojitz Holdings Corp	4,012
74,900		So-net M3, Inc	1,589
1,800,682		Sony Corp	48,157
14,000		Sony Financial Holdings, Inc	225
11,315		Stanley Electric Co Ltd	255
1,139,883		Sumitomo Chemical Co Ltd	5,850
232,363		Sumitomo Corp	2,480
60,476		Sumitomo Electric Industries Ltd	793
1,524,625		Sumitomo Heavy Industries Ltd	9,978
42,464		Sumitomo Metal Mining Co Ltd	621
1,116,979		Sumitomo Mitsui Financial Group, Inc	42,785
119,725		Sumitomo Realty & Development Co Ltd	4,310
13,463		Sumitomo Rubber Industries, Inc	248
10,800		Suntory Beverage & Food Ltd	462
231,754		Suruga Bank Ltd	4,813
6,255		Suzuken Co Ltd	191
29,222		Suzuki Motor Corp	878
306,400		Sysmex Corp	16,989
46,531		T&D Holdings, Inc	639
92,000		Taiheiyo Cement Corp	281
304,143		Taisei Corp	1,717
2,523		Taisho Pharmaceutical Holdings Co Ltd	187
12,672	e	Taiyo Nippon Sanso Corp	172
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
406,718		Takashimaya Co Ltd	$3,995
297,748		Takeda Pharmaceutical Co Ltd	14,863
70,981		Tanabe Seiyaku Co Ltd	1,218
118,527		TDK Corp	8,393
1,222,613		Teijin Ltd	4,148
24,500		Terumo Corp	645
55,376		THK Co Ltd	1,407
288,878		Tobu Railway Co Ltd	1,369
8,975		Toho Co Ltd	219
33,000		Toho Gas Co Ltd	192
141,215		Tohoku Electric Power Co, Inc	1,604
543,464		Tokio Marine Holdings, Inc	20,514
115,960	*	Tokyo Electric Power Co, Inc	439
42,610		Tokyo Electron Ltd	2,956
2,813,724		Tokyo Gas Co Ltd	17,689
50,000		Tokyo Ohka Kogyo Co Ltd	1,616
33,000		Tokyo Tatemono Co Ltd	242
524,852		Tokyu Corp	3,247
38,400		Tokyu Fudosan Holdings Corp	262
361,126		TonenGeneral Sekiyu KK	3,114
45,427		Toppan Printing Co Ltd	349
462,664		Toray Industries, Inc	3,873
2,155,481		Toshiba Corp	9,032
900,000		Tosoh Corp	4,533
22,681		Toto Ltd	337
12,839		Toyo Seikan Kaisha Ltd	188
37,299		Toyo Suisan Kaisha Ltd	1,312
184,797		Toyoda Gosei Co Ltd	4,125
13,061		Toyota Industries Corp	747
1,964,148		Toyota Motor Corp	137,105
17,094		Toyota Tsusho Corp	452
8,328		Trend Micro, Inc	274
250,900		Uni-Charm Corp	6,569
200		United Urban Investment Corp	312
17,330		USS Co Ltd	299
33,000		West Japan Railway Co	1,730
448,600	e	Yahoo! Japan Corp	1,850
6,977		Yakult Honsha Co Ltd	486
69,790	e	Yamada Denki Co Ltd	287
67,406		Yamaguchi Financial Group, Inc	775
13,288		Yamaha Corp	232
20,983		Yamaha Motor Co Ltd	506
2,700		Yamato Kogyo Co Ltd	65
28,155		Yamato Transport Co Ltd	649
9,553		Yamazaki Baking Co Ltd	172
367,984	e	Yaskawa Electric Corp	5,378
17,010		Yokogawa Electric Corp	183
16,000		Yokohama Rubber Co Ltd	165
268,800	e	Yumeshin Holdings Co Ltd	1,998
		TOTAL JAPAN	1,564,754
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
JERSEY, C.I. - 0.0%
4,580		Randgold Resources Ltd	$317
		TOTAL JERSEY, C.I.	317

KOREA, REPUBLIC OF - 0.2%
37,000		Daewoo International Corp	884
73,131		KB Financial Group, Inc	2,581
3,000		Naver Corp	1,810
22,964		Samsung Electronics Co Ltd	29,779
20,000		Samsung Fire & Marine Insurance Co Ltd	4,822
90,000		Woongjin Coway Co Ltd	7,407
		TOTAL KOREA, REPUBLIC OF	47,283

LUXEMBOURG - 0.1%
4,548	*	Altice S.A.	493
52,530		ArcelorMittal	493
3,377,524		B&M European Value Retail S.A.	15,657
3,551		Millicom International Cellular S.A.	257
15,819		SES Global S.A.	561
24,549		Tenaris S.A.	344
		TOTAL LUXEMBOURG	17,805

MACAU - 0.0%
82,992		MGM China Holdings Ltd	156
142,183	e	Wynn Macau Ltd	307
		TOTAL MACAU	463

MALAYSIA - 0.1%
3,703,700		Karex BHD	4,590
1,266,980		Public Bank BHD	6,459
1,200,000		Tenaga Nasional BHD	4,646
34,220		YNH Property BHD	18
		TOTAL MALAYSIA	15,713

MEXICO - 0.1%
783,161	*,e	Cemex SAB de C.V. (ADR)	7,416
12,340		Fresnillo plc	125
700,000		Gruma SAB de C.V.	8,886
		TOTAL MEXICO	16,427

NETHERLANDS - 1.7%
94,984		Aegon NV	750
125,000	*	AerCap Holdings NV	5,456
348,302		Akzo Nobel NV	26,335
504,935		ASML Holding NV	51,190
44,600	e	ASML Holding NV (ADR)	4,506
4,291		Boskalis Westminster	212
10,781		Delta Lloyd NV	203
8,998		DSM NV	502
4,179	e	Gemalto NV	333
5,365		Heineken Holding NV	369
12,272		Heineken NV	937
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,220,875	*	ING Groep NV	$91,123
1,371,962	*,e	ING Groep NV (ADR)	20,044
46,867		Koninklijke Ahold NV	924
49,489		Koninklijke Philips Electronics NV	1,404
3,842		Koninklijke Vopak NV	212
7,679	*	NN Group NV	218
266,588	*	NXP Semiconductors NV	26,755
4,597	*	OCI NV	142
6,593		Randstad Holdings NV	400
1,697,238		Royal Dutch Shell plc (A Shares)	50,471
1,071,123		Royal Dutch Shell plc (B Shares)	33,366
168,289		Royal KPN NV	570
22,401		TNT Express NV	142
185,348		Wolters Kluwer NV	6,052
		TOTAL NETHERLANDS	322,616

NEW ZEALAND - 0.1%
4,000,000	e	Air New Zealand Ltd	8,136
82,442		Auckland International Airport Ltd	277
33,582		Contact Energy Ltd	150
61,925		Fletcher Building Ltd	389
112,887		Meridian Energy Ltd	171
63,604		Mighty River Power Ltd	147
33,943	e	Ryman Healthcare Ltd	199
900,000	e	Sky Network Television Ltd	3,971
167,779		Telecom Corp of New Zealand Ltd	373
		TOTAL NEW ZEALAND	13,813

NORWAY - 0.3%
785,273		DNB NOR Holding ASA	12,603
10,778		Gjensidige Forsikring BA	186
140,000		Leroy Seafood Group ASA	4,075
450,000	*,e	Nordic Semiconductor ASA	2,881
71,187		Norsk Hydro ASA	374
41,851		Orkla ASA	316
400,000		PAN Fish ASA	4,582
20,911	e	Seadrill Ltd (Oslo Exchange)	196
1,718,139		Statoil ASA	30,379
38,789		Telenor ASA	783
9,689		Yara International ASA	492
		TOTAL NORWAY	56,867

PHILIPPINES - 0.1%
11,808,300	*	Bloomberry Resorts Corp	2,756
15,244,900	*	Melco Crown Philippines Resorts Corp	3,123
4,174,604		Metropolitan Bank & Trust	9,094
6,921,850		Robinsons Retail Holdings, Inc	13,008
		TOTAL PHILIPPINES	27,981

POLAND - 0.0%
800,000		Polska Grupa Energetyczna S.A.	4,395
		TOTAL POLAND	4,395
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
PORTUGAL - 0.0%
1,835,697	*,e	Banco Comercial Portugues S.A.	$189
123,334		Energias de Portugal S.A.	462
20,183		Galp Energia SGPS S.A.	218
13,799		Jeronimo Martins SGPS S.A.	174
		TOTAL PORTUGAL	1,043

SINGAPORE - 0.4%
184,455		Ascendas REIT	348
129,017		Avago Technologies Ltd	16,383
194,397		CapitaCommercial Trust	250
766,046		CapitaLand Ltd	1,997
638,917		CapitaMall Trust	1,023
137,100		City Developments Ltd	1,005
181,148		ComfortDelgro Corp Ltd	382
727,906		DBS Group Holdings Ltd	10,793
555,192		Genting International plc	371
3,786,295		Global Logistic Properties	7,308
617,765		Golden Agri-Resources Ltd	191
522,047		Hutchison Port Holdings Trust	362
9,466	e	Jardine Cycle & Carriage Ltd	283
413,068		Keppel Corp Ltd	2,706
26,000		K-Green Trust	21
78,567		K-REIT Asia	69
434,569		Oversea-Chinese Banking Corp	3,346
89,048		SembCorp Industries Ltd	273
362,817	e	SembCorp Marine Ltd	770
151,984		Singapore Airlines Ltd	1,323
263,843		Singapore Exchange Ltd	1,564
2,946,000		Singapore Post Ltd	4,207
514,025	e	Singapore Press Holdings Ltd	1,569
474,807		Singapore Technologies Engineering Ltd	1,204
4,581,791		Singapore Telecommunications Ltd	14,621
51,030		StarHub Ltd	162
215,000		Suntec Real Estate Investment Trust	290
260,333		United Overseas Bank Ltd	4,364
43,384		United Overseas Land Ltd	242
173,562		Wilmar International Ltd	412
		TOTAL SINGAPORE	77,839

SOUTH AFRICA - 0.2%
400,000		Foschini Ltd	5,947
27,915		Investec plc	232
540,000		Mondi plc	10,377
300,000		MTN Group Ltd	5,057
34,000		Naspers Ltd (N Shares)	5,215
800,000		Sanlam Ltd	5,156
90,000		Sasol Ltd	3,039
		TOTAL SOUTH AFRICA	35,023
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
SPAIN - 0.8%
21,703		Abertis Infraestructuras S.A. (Continuous)	$392
80,000	*	Acciona S.A.	6,161
547,172		Acerinox S.A.	9,204
9,340		ACS Actividades Construccion y Servicios S.A.	331
3,108	*,g	Aena S.A.	313
612,566		Amadeus IT Holding S.A.	26,253
326,639		Banco Bilbao Vizcaya Argentaria S.A.	3,299
182,173	e	Banco de Sabadell S.A.	445
94,412	e	Banco Popular Espanol S.A.	462
1,270,162		Banco Santander Central Hispano S.A.	9,522
237,086	*	Bankia S.A.	330
35,229	e	Bankinter S.A.	269
43,109		Corp Mapfre S.A.	157
2,934,305		Criteria CaixaBank S.A.	13,916
932,538		Distribuidora Internacional de Alimentacion S.A.	7,277
10,465		Enagas	299
1,031,684		Endesa S.A.	19,917
21,177		Ferrovial S.A.	450
218,366		Gas Natural SDG S.A.	4,903
300,000	*	Gestevision Telecinco S.A.	3,756
7,845		Grifols S.A.	336
4,046,734		Iberdrola S.A.	26,096
57,724		Inditex S.A.	1,853
129,390	*,e,m	Let’s GOWEX S.A.	1
5,625		Red Electrica de Espana	457
299,287		Repsol YPF S.A.	5,571
56,400	e	Tecnicas Reunidas S.A.	2,367
534,565		Telefonica S.A.	7,607
8,780		Zardoya Otis S.A.	113
		TOTAL SPAIN	152,057

SWEDEN - 0.8%
16,573		Alfa Laval AB	326
110,000	*,e	Arcam AB	2,018
92,634		Assa Abloy AB (Class B)	5,518
35,100		Atlas Copco AB (A Shares)	1,136
20,684		Atlas Copco AB (B Shares)	611
12,595	e	Autoliv, Inc	1,483
427,200	*	Biovitrum AB	4,505
804,717		Boliden AB	15,941
658,593	e	Electrolux AB (Series B)	18,815
20,479	e	Elekta AB (B Shares)	184
159,553		Ericsson (LM) (B Shares)	2,003
10,416	*,e	Getinge AB (B Shares)	257
4,101	e	Hakon Invest AB	137
49,799		Hennes & Mauritz AB (B Shares)	2,018
297,994		Hexagon AB (B Shares)	10,580
21,120		Husqvarna AB (B Shares)	153
7,751		Industrivarden AB	145
713,283		Intrum Justitia AB	20,011
24,199		Investor AB (B Shares)	963
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
200,000		JM AB	$6,651
965,649		Kinnevik Investment AB (Series B)	32,236
11,698	*,e	Lundin Petroleum AB	160
200,000		NCC AB (B Shares)	6,618
159,262		Nordea Bank AB	1,940
55,997		Sandvik AB	627
15,913		Securitas AB (B Shares)	228
78,981		Skandinaviska Enskilda Banken AB (Class A)	922
20,259		Skanska AB (B Shares)	454
21,097	e	SKF AB (B Shares)	545
31,063		Svenska Cellulosa AB (B Shares)	714
26,254		Svenska Handelsbanken (A Shares)	1,182
246,851	*,e	Swedbank AB (A Shares)	5,893
10,707		Swedish Match AB	315
16,545		Tele2 AB	198
134,886		TeliaSonera AB	857
589,531		Volvo AB (B Shares)	7,135
		TOTAL SWEDEN	153,479

SWITZERLAND - 4.1%
115,090		ABB Ltd	2,442
66,413		Actelion Ltd	7,660
401,737		Adecco S.A.	33,394
4,529		Aryzta AG.	278
54,565		Baloise Holding AG.	7,211
113		Barry Callebaut AG.	110
402,065		Cie Financiere Richemont S.A.	32,306
10,965		Coca-Cola HBC AG.	197
451,560		Credit Suisse Group	12,149
420		EMS-Chemie Holding AG.	171
7,200		Flughafen Zuerich AG.	5,665
1,974		Geberit AG.	739
8,000		Georg Fischer AG.	5,464
477		Givaudan S.A.	862
583,383		Glencore Xstrata plc	2,463
10,000		Helvetia Holding AG.	5,381
650,584		Holcim Ltd	48,470
11,873		Julius Baer Group Ltd	593
8,000		Kaba Holding AG.	4,807
2,883		Kuehne & Nagel International AG.	428
49		Lindt & Spruengli AG.	262
5		Lindt & Spruengli AG. (Registered)	316
280,639		Lonza Group AG.	34,939
1,196,726		Nestle S.A.	90,116
2,223,257		Novartis AG.	219,437
1,445		Pargesa Holding S.A.	101
897		Partners Group	267
2,819		Phonak Holding AG.	391
428,146		Roche Holding AG.	117,651
2,308		Schindler Holding AG.	383
1,122		Schindler Holding AG. (Registered)	183
291		SGS S.A.	555
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
113		Sika AG.	$405
34,708		STMicroelectronics NV	323
1,249	*	Sulzer AG.	137
1,649		Swatch Group AG.	697
2,461		Swatch Group AG. (Registered)	206
1,705		Swiss Life Holding	421
3,092		Swiss Prime Site AG.	269
520,272		Swiss Re Ltd	50,184
1,231		Swisscom AG.	714
39,883		Syngenta AG.	13,549
613,928		TE Connectivity Ltd	43,970
2,507,309		UBS AG.	47,015
7,792		Zurich Financial Services AG.	2,634
		TOTAL SWITZERLAND	795,915

TAIWAN - 0.4%
6,250,000		Advanced Semiconductor Engineering, Inc	8,463
2,078,000		Catcher Technology Co Ltd	21,732
3,360,000		Cathay Financial Holding Co Ltd	5,354
917,965		Eclat Textile Co Ltd	12,029
3,989,346		Hota Industrial Manufacturing Co Ltd	7,904
861,000		King Slide Works Co Ltd	12,966
45,000		Largan Precision Co Ltd	3,869
2,300,000		Pegatron Technology Corp	6,205
		TOTAL TAIWAN	78,522

THAILAND - 0.1%
3,000,000		Delta Electronics Thai PCL	6,936
2,730,600		Siam Commercial Bank PCL (Foreign)	14,934
		TOTAL THAILAND	21,870

TURKEY - 0.1%
5,700,849		Emlak Konut Gayrimenkul Yatiri	6,453
2,500,000		Eregli Demir ve Celik Fabrikalari TAS	3,885
1,177,700	*	TAV Havalimanlari Holding AS	9,840
1,800,000		Turkiye Is Bankasi (Series C)	4,051
		TOTAL TURKEY	24,229

UNITED ARAB EMIRATES - 0.1%
521,841		Al Noor Hospitals Group plc	7,865
473,008	*	Emaar Malls Group PJSC	376
2,981,574		Emaar Properties PJSC	5,335
1,425,000		First Gulf Bank PJSC	5,659
		TOTAL UNITED ARAB EMIRATES	19,235

UNITED KINGDOM - 7.4%
51,623		3i Group plc	369
48,075		Aberdeen Asset Management plc	327
10,614	e	Admiral Group plc	240
13,276		Aggreko plc	300
2,289,830	*	Aldermore Group plc	7,914
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
19,793		AMEC plc	$265
73,082		Anglo American plc (London)	1,091
21,139		Antofagasta plc	229
3,050,029		ARM Holdings plc	49,536
2,933,573		Ashtead Group plc	47,048
110,100	*,e	ASOS plc	5,893
751,032		Associated British Foods plc	31,343
457,031		AstraZeneca plc	31,361
3,121,601	*,g	Auto Trader Group plc	11,657
605,958		Aviva plc	4,849
12,806		Babcock International Group	187
165,930		BAE Systems plc	1,286
25,299,416		Barclays plc	91,319
300,000		Bellway plc	8,793
178,819		BG Group plc	2,195
4,598,480		BP plc	29,808
97,725		British American Tobacco plc	5,061
298,819		British Land Co plc	3,683
2,803,893		British Sky Broadcasting plc	41,251
4,889,173		Britvic plc	53,080
1,099,462		BT Group plc	7,144
311,800	*	BTG plc	3,297
16,882		Bunzl plc	458
23,549		Burberry Group plc	605
35,084		Capita Group plc	580
262,613		Centrica plc	982
160,000		Close Brothers Group plc	3,691
49,592		CNH Industrial NV	406
59,686		Cobham plc	269
464,577		Compass Group plc	8,065
136,700		Consort Medical plc	1,744
936,296		Countrywide plc	7,120
107,028		Croda International plc	4,341
724,528		Delphi Automotive plc	57,774
131,526		Diageo plc	3,635
74,328		Direct Line Insurance Group plc	351
1,290,448		easyJet plc	35,915
52,412		Experian Group Ltd	868
1,296,938	*	Fiat DaimlerChrysler Automobiles NV	21,055
82,455		GKN plc	437
1,275,477		GlaxoSmithKline plc	29,361
81,231		Group 4 Securicor plc	356
39,900		Hammerson plc	393
12,513		Hargreaves Lansdown plc	213
8,557,727		Hays plc	19,315
3,623,120		HSBC Holdings plc	30,874
29,601		ICAP plc	231
14,775		IMI plc	279
190,310		Imperial Tobacco Group plc	8,348
1,075,000		Inchcape plc	12,638
22,513		Inmarsat plc	308
12,838		InterContinental Hotels Group plc	501
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
45,108	*	International Consolidated Airlines Group S.A.	$404
7,369,455	*	International Consolidated Airlines Group S.A. (London)	65,685
8,362		Intertek Group plc	310
197,253		ITV plc	739
65,794	e	J Sainsbury plc	252
10,939		Johnson Matthey plc	548
2,325,405	*	Just Eat plc	15,040
125,392		Kingfisher plc	707
41,694		Land Securities Group plc	774
10,459,574		Legal & General Group plc	43,076
284,428	*	Liberty Global plc	14,167
846,097	*	Liberty Global plc (Class A)	43,549
48,860		Liberty International plc	252
36,660,721	*	Lloyds TSB Group plc	42,495
15,426		London Stock Exchange Group plc	561
6,800,024		Man Group plc	20,511
86,503		Marks & Spencer Group plc	684
40,693		Meggitt plc	331
49,612		Melrose Industries plc	204
37,171	g	Merlin Entertainments plc	243
196,865		National Grid plc	2,531
50,952		New Carphone Warehouse plc	312
331,360		Next plc	34,461
259,362		Old Mutual plc	851
43,182		Pearson plc	929
15,616		Pentair plc	982
15,230		Persimmon plc	375
13,696		Petrofac Ltd	193
484,994		Poundland Group plc	2,625
3,577,008		Prudential plc	88,765
33,819		Reckitt Benckiser Group plc	2,905
369,250		Reed Elsevier NV	9,201
60,224		Reed Elsevier plc	1,036
73,658		Resolution Ltd	451
37,325		Rexam plc	320
302,962		Rightmove plc	13,441
178,974		Rio Tinto Ltd	7,755
564,924		Rio Tinto plc	23,296
98,829		Rolls-Royce Group plc	1,394
132,997	*	Royal Bank of Scotland Group plc	672
32,109		Royal Mail plc	208
53,604	*	RSA Insurance Group plc	334
1,273,322		SABMiller plc	66,699
58,609		Sage Group plc	405
6,001		Schroders plc	284
51,684		Scottish & Southern Energy plc	1,147
39,671		Segro plc	245
12,759		Severn Trent plc	389
11,901		Signet Jewelers Ltd	1,652
47,348		Smith & Nephew plc	807
21,175		Smiths Group plc	350
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
646,469	*	Sports Direct International plc	$5,810
405,110		Standard Chartered plc	6,561
103,202		Standard Life plc	725
14,576		Subsea 7 S.A.	125
24,220		Tate & Lyle plc	215
6,027,549		Taylor Wimpey plc	13,817
423,944		Tesco plc	1,513
1,099,261		Travis Perkins plc	31,739
48,140		Tullow Oil plc	202
85,760		Unilever NV	3,584
67,130		Unilever plc	2,801
36,423		United Utilities Group plc	504
748,000		Vesuvius plc	5,436
1,087,586	*	Virgin Money Holdings UK plc	6,385
13,080,540		Vodafone Group plc	42,804
11,179		Weir Group plc	282
230,000		WH Smith plc	4,419
335,825		Whitbread plc	26,077
43,060		William Hill plc	236
110,911		WM Morrison Supermarkets plc	317
515,031		Wolseley plc	30,441
2,192,382		WPP plc	49,790
		TOTAL UNITED KINGDOM	1,439,969

UNITED STATES - 56.1%
238,560		3M Co	39,350
65,000		A.O. Smith Corp	4,268
994,811		Abbott Laboratories	46,090
1,207,326		AbbVie, Inc	70,677
27,878	e	Abercrombie & Fitch Co (Class A)	614
115,432		Accenture plc	10,815
264,430		ACE Ltd	29,481
360,684	*	Actavis plc	107,347
964,035		Activision Blizzard, Inc	21,908
184,652	*	Adobe Systems, Inc	13,653
37,561	e	ADT Corp	1,560
20,412		Advance Auto Parts, Inc	3,055
74,999		AES Corp	964
504,229		Aetna, Inc	53,716
26,839	*	Affiliated Managers Group, Inc	5,765
52,928		Aflac, Inc	3,388
14,617		AGCO Corp	696
34,540		Agilent Technologies, Inc	1,435
39,823		Air Products & Chemicals, Inc	6,024
14,411		Airgas, Inc	1,529
37,719	*	Akamai Technologies, Inc	2,680
99,100		Alaska Air Group, Inc	6,558
509,377		Albemarle Corp	26,916
229,426		Alcoa, Inc	2,964
240,269	*	Alexion Pharmaceuticals, Inc	41,639
212,469	*	Alkermes plc	12,954
3,109	*	Alleghany Corp	1,514
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
105,588	*	Alliance Data Systems Corp	$31,280
79,928		Alliant Energy Corp	5,035
629,874		Allstate Corp	44,828
35,191	*	Ally Financial, Inc	738
38,894		Altera Corp	1,669
409,634		Altria Group, Inc	20,490
149,455	*	Amazon.com, Inc	55,612
9,878		Amerco, Inc	3,264
66,333		Ameren Corp	2,799
35,421		American Airlines Group, Inc	1,870
116,205		American Capital Agency Corp	2,479
102,036		American Electric Power Co, Inc	5,740
189,279		American Express Co	14,786
151,900		American Financial Group, Inc	9,744
172,947		American International Group, Inc	9,476
104,874		American Tower Corp	9,874
122,871		American Water Works Co, Inc	6,661
150,373		Ameriprise Financial, Inc	19,675
50,515		AmerisourceBergen Corp	5,742
25,638		Ametek, Inc	1,347
287,566		Amgen, Inc	45,967
129,593		Amphenol Corp (Class A)	7,637
438,604		Anadarko Petroleum Corp	36,321
36,515		Analog Devices, Inc	2,300
316,662		Annaly Capital Management, Inc	3,293
13,916	*	Ansys, Inc	1,227
6,522	*,e	Antero Resources Corp	230
187,974		Anthem, Inc	29,025
54,387		Aon plc	5,228
567,298		Apache Corp	34,225
3,703,346		Apple, Inc	460,807
1,408,726		Applied Materials, Inc	31,781
43,674	*	Arch Capital Group Ltd	2,690
323,741		Archer Daniels Midland Co	15,345
11,037	*	Arrow Electronics, Inc	675
170,391		Ashland, Inc	21,693
20,057		Assurant, Inc	1,232
882,441		AT&T, Inc	28,812
680,228	*	Autodesk, Inc	39,889
91,570		Automatic Data Processing, Inc	7,842
14,471	*	Autonation, Inc	931
25,866	*	AutoZone, Inc	17,645
18,499		AvalonBay Communities, Inc	3,223
14,698		Avery Dennison Corp	778
18,722		Avnet, Inc	833
67,892	e	Avon Products, Inc	542
166,701		Axiall Corp	7,825
200,574		Axis Capital Holdings Ltd	10,346
201,209		Baker Hughes, Inc	12,793
152,360		Ball Corp	10,763
5,894,470		Bank of America Corp	90,716
91,019		Bank of New York Mellon Corp	3,663
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
18,161		Bard (C.R.), Inc	$3,039
195,361		Baxter International, Inc	13,382
72,965		BB&T Corp	2,845
16,560	*	BE Aerospace, Inc	1,054
50,367		Becton Dickinson & Co	7,232
88,761	*	Bed Bath & Beyond, Inc	6,815
671,043	*	Belmond Ltd.	8,240
213,849	*	Berkshire Hathaway, Inc (Class B)	30,863
931,879	*	Berry Plastics Group, Inc	33,725
812,335		Best Buy Co, Inc	30,698
344,000		Big Lots, Inc	16,522
92,610	*	Biogen Idec, Inc	39,104
328,380	*	BioMarin Pharmaceuticals, Inc	40,923
48,665		BlackRock, Inc	17,804
218,000		Blackstone Group LP	8,478
348,641		Boeing Co	52,324
22,071		BorgWarner, Inc	1,335
36,656		Boston Properties, Inc	5,149
1,902,389	*	Boston Scientific Corp	33,767
66,800		Brinker International, Inc	4,112
488,658		Bristol-Myers Squibb Co	31,518
983,627		Broadcom Corp (Class A)	42,586
160,000		Broadridge Financial Solutions, Inc	8,802
660,000		Brocade Communications Systems, Inc	7,831
74,203		Brown-Forman Corp (Class B)	6,704
244,199		Bunge Ltd	20,112
74,155		CA, Inc	2,418
58,756	e	Cablevision Systems Corp (Class A)	1,075
110,660		Cabot Oil & Gas Corp	3,268
97,000	*	CACI International, Inc (Class A)	8,722
55,000	e	Cal-Maine Foods, Inc	2,148
60,752	*	Calpine Corp	1,389
28,584		Camden Property Trust	2,233
25,054	*	Cameron International Corp	1,130
37,189	e	Campbell Soup Co	1,731
193,902		Capital One Financial Corp	15,283
150,972		Cardinal Health, Inc	13,628
191,000		Carlisle Cos, Inc	17,692
69,342	*	Carmax, Inc	4,785
75,193		Carnival Corp	3,597
9,820		Carnival plc	480
100,000		Carter’s, Inc	9,247
61,871	*	Catamaran Corp (Toronto)	3,683
104,648		Caterpillar, Inc	8,375
818,895	*	CBRE Group, Inc	31,699
500,844		CBS Corp (Class B)	30,366
210,000		CDW Corp	7,820
31,239		Celanese Corp (Series A)	1,745
786,625	*	Celgene Corp	90,682
113,973		Centerpoint Energy, Inc	2,326
128,168		CenturyTel, Inc	4,428
64,019	*	Cerner Corp	4,690
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
70,326		CF Industries Holdings, Inc	$19,950
44,512	e	CH Robinson Worldwide, Inc	3,259
710,588		Charles Schwab Corp	21,630
18,481	*	Charter Communications, Inc	3,569
40,000	e	Chemed Corp	4,776
118,934	*	Cheniere Energy, Inc	9,206
105,145	e	Chesapeake Energy Corp	1,489
950,784		Chevron Corp	99,813
12,254	e	Chicago Bridge & Iron Co NV	604
14,231	*	Chipotle Mexican Grill, Inc (Class A)	9,258
25,628		Chubb Corp	2,591
74,090		Church & Dwight Co, Inc	6,329
751,700	*	Ciena Corp	14,515
150,126		Cigna Corp	19,432
20,065		Cimarex Energy Co	2,309
23,604		Cincinnati Financial Corp	1,258
31,832		Cintas Corp	2,598
3,238,416		Cisco Systems, Inc	89,137
39,395		CIT Group, Inc	1,778
988,736		Citigroup, Inc	50,940
51,218	*	Citrix Systems, Inc	3,271
233,800	e	Cliffs Natural Resources, Inc	1,125
51,502		Clorox Co	5,685
50,558		CME Group, Inc	4,788
978,055		CMS Energy Corp	34,144
118,366		Coach, Inc	4,904
48,108	*	Cobalt International Energy, Inc	453
1,344,816		Coca-Cola Co	54,532
26,889		Coca-Cola Enterprises, Inc	1,189
113,443	*	Cognizant Technology Solutions Corp (Class A)	7,078
96,305		Colgate-Palmolive Co	6,678
999,362	*	Columbia Pipeline Partners LP	27,672
2,446,165		Comcast Corp (Class A)	138,135
152,490	e	Comcast Corp (Special Class A)	8,549
21,663		Comerica, Inc	978
200,000	*	CommScope Holding Co, Inc	5,708
100,000	*	Community Health Systems, Inc	5,228
156,595		Computer Sciences Corp	10,223
66,232		ConAgra Foods, Inc	2,419
532,465	*	Concho Resources, Inc	61,723
221,118		ConocoPhillips	13,767
300,000		Conseco, Inc	5,166
29,916		Consol Energy, Inc	834
62,824		Consolidated Edison, Inc	3,832
264,524	*	Constellation Brands, Inc (Class A)	30,740
116,878	*	Continental Resources, Inc	5,104
35,638		Cooper Cos, Inc	6,679
19,601	e	Core Laboratories NV	2,048
234,363		Corning, Inc	5,315
145,997		Costco Wholesale Corp	22,118
15,456	*,e	Cree, Inc	549
74,775		Crown Castle International Corp	6,172
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
544,998	*	Crown Holdings, Inc	$29,441
1,600,824		CSX Corp	53,019
136,418		Cummins, Inc	18,913
1,136,510		CVS Corp	117,299
40,600		Cytec Industries, Inc	2,194
240,000		Dana Holding Corp	5,078
172,671		Danaher Corp	14,660
80,704		Darden Restaurants, Inc	5,596
117,378	*	DaVita, Inc	9,541
43,054	e	Deere & Co	3,775
527,700		Delta Air Lines, Inc	23,725
110,000		Deluxe Corp	7,621
21,661		Dentsply International, Inc	1,102
73,011		Devon Energy Corp	4,403
21,721	e	Diamond Offshore Drilling, Inc	582
324,186	*	Diamondback Energy, Inc	24,910
77,094		Dick’s Sporting Goods, Inc	4,394
38,861		Digital Realty Trust, Inc	2,563
193,863	*	DIRECTV	16,498
194,742		Discover Financial Services	10,974
30,010	*	Discovery Communications, Inc (Class A)	923
41,888	*	Discovery Communications, Inc (Class C)	1,235
108,848	*	DISH Network Corp (Class A)	7,626
131,894	*	Dollar General Corp	9,942
69,480	*	Dollar Tree, Inc	5,638
115,154		Dominion Resources, Inc	8,161
17,686		Dover Corp	1,222
586,810		Dow Chemical Co	28,155
927,503		DR Horton, Inc	26,415
112,225		Dr Pepper Snapple Group, Inc	8,807
286,964		DSW, Inc (Class A)	10,583
35,927		DTE Energy Co	2,899
472,089		Du Pont (E.I.) de Nemours & Co	33,740
80,780		Duke Energy Corp	6,202
84,077		Duke Realty Corp	1,830
7,443		Dun & Bradstreet Corp	955
150,000	*	E*Trade Financial Corp	4,283
687,795		East West Bancorp, Inc	27,828
31,512		Eastman Chemical Co	2,183
516,466		Eaton Corp	35,089
14,011		Eaton Vance Corp	583
865,239	*	eBay, Inc	49,907
26,018		Ecolab, Inc	2,976
73,284		Edison International	4,578
32,141	*	Edwards Lifesciences Corp	4,579
62,009	*	Electronic Arts, Inc	3,647
271,234		Eli Lilly & Co	19,705
1,843,299		EMC Corp	47,115
54,078		Emerson Electric Co	3,062
349,110	*	Endo International plc	31,315
11,291		Energen Corp	745
57,678		Energizer Holdings, Inc	7,962
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,784		Engility Holdings, Inc	$54
24,405	e	Ensco plc	514
68,137		Entergy Corp	5,280
1,024,907		EOG Resources, Inc	93,974
16,945		EQT Corp	1,404
18,579		Equifax, Inc	1,728
11,084		Equinix, Inc	2,581
78,118		Equity Residential	6,082
15,919		Essex Property Trust, Inc	3,660
80,429		Estee Lauder Cos (Class A)	6,689
50,000	*	Esterline Technologies Corp	5,721
120,000	*	Euronet Worldwide, Inc	7,050
67,450		Everest Re Group Ltd	11,736
137,891		Eversource Energy	6,966
125,500		Exelon Corp	4,218
341,104		Expedia, Inc	32,108
19,147		Expeditors International of Washington, Inc	923
120,896	*	Express Scripts Holding Co	10,490
895,458		Extended Stay America, Inc	17,488
451,000		Exterran Holdings, Inc	15,140
1,314,562	d	Exxon Mobil Corp	111,738
110,122	*	F5 Networks, Inc	12,657
1,062,285	*	Facebook, Inc	87,336
33,608		Family Dollar Stores, Inc	2,663
27,446	e	Fastenal Co	1,137
21,393		Federal Realty Investment Trust	3,149
166,111		FedEx Corp	27,483
68,166		Fidelity National Information Services, Inc	4,639
122,809		Fifth Third Bancorp	2,315
10,477	*,e	FireEye, Inc	411
32,864		First Republic Bank	1,876
102,466		FirstEnergy Corp	3,592
104,189	*	Fiserv, Inc	8,273
56,009	*	FleetCor Technologies, Inc	8,453
621,157	*	Flextronics International Ltd	7,873
26,689		Flir Systems, Inc	835
62,455		Flowserve Corp	3,528
16,684		Fluor Corp	954
349,192		FMC Corp	19,991
25,269	*	FMC Technologies, Inc	935
20,920		FNF Group	769
149,659		Foot Locker, Inc	9,429
395,052		Ford Motor Co	6,376
362,670		Fortune Brands Home & Security, Inc	17,220
4,005	*	Fossil Group, Inc	330
32,031		Franklin Resources, Inc	1,644
86,588		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,641
329,441	e	Frontier Communications Corp	2,323
211,888	e	GameStop Corp (Class A)	8,043
100,000		Gaming and Leisure Properties, Inc	3,687
36,276		Gap, Inc	1,572
17,602	e	Garmin Ltd	836
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
111,951		General Dynamics Corp	$15,195
2,734,205		General Electric Co	67,836
122,471		General Growth Properties, Inc	3,619
68,772		General Mills, Inc	3,893
18,159,000	*,m	General Motors Co	0	^
18,106,794	*,e,m	General Motors Co	0	^
4,461,000	*,m	General Motors Co	0	^
530,757	*,m	General Motors Co	0	^
19,417,463	*,m	General Motors Co	0	^
61,921,000	*,e,m	General Motors Co	0	^
69,850,000	*,m	General Motors Co	0	^
13,592,224	*,m	General Motors Co	0	^
26,439,985	*,m	General Motors Co	0	^
101,353		General Motors Co	3,801
29,845,445	*,m	General Motors Co	0	^
300,000		Gentex Corp	5,490
20,574		Genuine Parts Co	1,917
61,458	*	Genworth Financial, Inc (Class A)	449
1,095,126	*	Gilead Sciences, Inc	107,465
120,000		Global Payments, Inc	11,002
101,017		Goldman Sachs Group, Inc	18,988
251,094	*	Google, Inc	137,600
90,644	*	Google, Inc (Class A)	50,280
650,000	*	Groupon, Inc	4,687
28,083		H&R Block, Inc	901
396,594		Halliburton Co	17,403
353,221		Hanesbrands, Inc	11,836
28,343		Harley-Davidson, Inc	1,722
26,074		Harris Corp	2,054
153,159		Hartford Financial Services Group, Inc	6,405
20,926	e	Hasbro, Inc	1,323
288,670	*	HCA Holdings, Inc	21,717
71,541		HCP, Inc	3,091
586,000	*	HD Supply Holdings, Inc	18,257
82,190		Health Care REIT, Inc	6,358
160,000	*	Health Net, Inc	9,678
170,000		Healthsouth Corp	7,541
13,481		Helmerich & Payne, Inc	918
19,274	*	Henry Schein, Inc	2,691
45,000	*,e	Herbalife Ltd	1,924
42,009		Hershey Co	4,239
1,153,849	*	Hertz Global Holdings, Inc	25,015
125,181		Hess Corp	8,496
873,500		Hewlett-Packard Co	27,218
72,409	*	Hilton Worldwide Holdings, Inc	2,145
26,903		HollyFrontier Corp	1,083
295,998	*	Hologic, Inc	9,775
1,404,251		Home Depot, Inc	159,537
1,161,811		Honeywell International, Inc	121,188
35,319		Hormel Foods Corp	2,008
49,066	*	Hospira, Inc	4,310
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
149,097		Host Marriott Corp	$3,009
103,069		Hudson City Bancorp, Inc	1,080
137,934		Humana, Inc	24,555
1,202,815		Huntington Bancshares, Inc	13,291
60,000		Huntington Ingalls	8,409
60,000		Icahn Enterprises LP	5,380
11,274	*	IHS, Inc (Class A)	1,283
57,784		Illinois Tool Works, Inc	5,613
59,112	*	Illumina, Inc	10,974
14,653	*	Incyte Corp	1,343
267,701		Ingersoll-Rand plc	18,225
45,000		Ingredion, Inc	3,502
182,920	*	Inovalon Holdings, Inc	5,526
19,090		Integrys Energy Group, Inc	1,375
1,936,545		Intel Corp	60,556
161,415		IntercontinentalExchange Group, Inc	37,653
310,632		International Business Machines Corp	49,856
22,177		International Flavors & Fragrances, Inc	2,604
38,996		International Paper Co	2,164
182,558		Interpublic Group of Cos, Inc	4,038
272,352		Intuit, Inc	26,407
16,041	*	Intuitive Surgical, Inc	8,101
150,939		Invesco Ltd	5,991
24,638	e	Iron Mountain, Inc	899
263,134	e	iShares MSCI Canada Index Fund	7,152
1,181,972		iShares MSCI EAFE Index Fund	75,847
8,228	*,e	Isis Pharmaceuticals, Inc	524
140,000		ITT Corp	5,587
15,343		J.B. Hunt Transport Services, Inc	1,310
19,305		J.M. Smucker Co	2,234
17,928	*	Jacobs Engineering Group, Inc	810
868,093	*	Jarden Corp	45,922
95,368	*	Jazz Pharmaceuticals plc	16,479
1,007,701		Johnson & Johnson	101,375
120,818		Johnson Controls, Inc	6,094
52,761		Joy Global, Inc	2,067
1,347,311		JPMorgan Chase & Co	81,620
64,521		Juniper Networks, Inc	1,457
10,783		Kansas City Southern Industries, Inc	1,101
38,359		Kellogg Co	2,530
50,000		Kennametal, Inc	1,685
37,142		Keurig Green Mountain, Inc	4,150
1,379,875		Keycorp	19,539
78,194		Kimberly-Clark Corp	8,375
49,624		Kimco Realty Corp	1,332
431,550		Kinder Morgan, Inc	18,151
16,208		Kla-Tencor Corp	945
70,897		Kohl’s Corp	5,548
328,576		Kraft Foods Group, Inc	28,624
250,743		Kroger Co	19,222
97,217		L Brands, Inc	9,167
14,710		L-3 Communications Holdings, Inc	1,850
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
187,634	*	Laboratory Corp of America Holdings	$23,659
218,402		Lam Research Corp	15,339
48,900		Las Vegas Sands Corp	2,691
90,000		Lazard Ltd (Class A)	4,733
95,000		Lear Corp	10,528
453,864		Legg Mason, Inc	25,053
18,462		Leggett & Platt, Inc	851
16,782		Lennar Corp (Class A)	869
156,976	e	Lennox International, Inc	17,533
38,783		Leucadia National Corp	864
163,071	*	Level 3 Communications, Inc	8,780
130,000		Lexmark International, Inc (Class A)	5,504
90,945	*	Liberty Interactive Corp	2,655
28,838	*	Liberty Media Corp	1,112
18,529	*	Liberty Media Corp (Class C)	708
34,160		Liberty Property Trust	1,220
234,599		Lincoln National Corp	13,480
28,251		Linear Technology Corp	1,322
95,069	*	LinkedIn Corp	23,754
44,471	*	LKQ Corp	1,137
51,367		Lockheed Martin Corp	10,425
46,697		Loews Corp	1,907
83,804		Lorillard, Inc	5,477
172,778		Lowe’s Companies, Inc	12,853
221,899	*	Lululemon Athletica, Inc	14,206
135,708		LyondellBasell Industries AF S.C.A	11,915
14,091		M&T Bank Corp	1,790
32,884		Macerich Co	2,773
711,170		Macy’s, Inc	46,162
78,950	*	Mallinckrodt plc	9,999
82,018		Manpower, Inc	7,066
279,952		Marathon Oil Corp	7,310
104,095		Marathon Petroleum Corp	10,658
346,728		Marriott International, Inc (Class A)	27,849
942,650		Marsh & McLennan Cos, Inc	52,873
7,449		Martin Marietta Materials, Inc	1,041
580,277		Marvell Technology Group Ltd	8,530
39,720		Masco Corp	1,061
120,000	*	Mastec, Inc	2,316
238,923		Mastercard, Inc (Class A)	20,641
680,657		Mattel, Inc	15,553
32,568		Maxim Integrated Products, Inc	1,134
36,251		McCormick & Co, Inc	2,795
183,723		McDonald’s Corp	17,902
52,557		McGraw-Hill Financial, Inc	5,434
404,960		McKesson Corp	91,602
679	e	MDC Holdings, Inc	19
100,000		MDC Partners, Inc	2,835
29,033		MDU Resources Group, Inc	620
64,017		Mead Johnson Nutrition Co	6,436
40,212		MeadWestvaco Corp	2,005
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
15,137	*	Medivation, Inc	$1,954
893,471		Medtronic plc	69,682
190,000		Mentor Graphics Corp	4,566
1,802,040		Merck & Co, Inc	103,581
519,113	*,e	Merrimack Pharmaceuticals, Inc	6,167
1,112,167		Metlife, Inc	56,220
6,306	*	Mettler-Toledo International, Inc	2,072
350,000	*	MGIC Investment Corp	3,371
749,710	*,e	MGM Mirage	15,766
91,335	*	Michael Kors Holdings Ltd	6,005
22,109	e	Microchip Technology, Inc	1,081
640,969	*	Micron Technology, Inc	17,390
2,688,485		Microsoft Corp	109,300
28,835	*	Mobileye NV	1,212
120,290	*	Mohawk Industries, Inc	22,344
63,936		Molson Coors Brewing Co (Class B)	4,760
1,939,561		Mondelez International, Inc	69,999
172,729		Monsanto Co	19,439
209,363	*	Monster Beverage Corp	28,975
56,912		Moody’s Corp	5,907
1,551,218		Morgan Stanley	55,363
36,976		Mosaic Co	1,703
46,361		Motorola, Inc	3,091
40,607		Murphy Oil Corp	1,892
718,085	*	Mylan NV	42,618
40,595		Nabors Industries Ltd	554
20,386		NASDAQ OMX Group, Inc	1,038
99,667		National Oilwell Varco, Inc	4,982
80,196		Navient Corp	1,630
227,998		NetApp, Inc	8,085
14,728	*	NetFlix, Inc	6,137
4,719	*,e	NetSuite, Inc	438
105,606	e	New York Community Bancorp, Inc	1,767
1,231,380		Newell Rubbermaid, Inc	48,110
163,466		Newmont Mining Corp	3,549
33,556	*	News Corp	537
697,492		NextEra Energy, Inc	72,574
69,991		Nielsen Holdings NV	3,120
315,775		Nike, Inc (Class B)	31,682
75,089		NiSource, Inc	3,316
26,661	e	Noble Corp plc	381
40,986		Noble Energy, Inc	2,004
41,063		Nordstrom, Inc	3,298
142,938		Norfolk Southern Corp	14,711
50,115		Northern Trust Corp	3,491
132,423		Northrop Grumman Corp	21,315
14,891	*	Norwegian Cruise Line Holdings Ltd	804
48,293		NRG Energy, Inc	1,217
84,864	*	Nuance Communications, Inc	1,218
30,498		Nucor Corp	1,450
249,944		Nvidia Corp	5,230
10,645	*	NVR, Inc	14,144
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
792,482		Occidental Petroleum Corp	$57,851
298,054		Oceaneering International, Inc	16,074
31,554		OGE Energy Corp	997
147,260		Omnicare, Inc	11,348
50,918		Omnicom Group, Inc	3,971
23,436		Oneok, Inc	1,131
2,795,420		Oracle Corp	120,622
41,073	*	O’Reilly Automotive, Inc	8,882
130,000		Oshkosh Truck Corp	6,343
630,229		Owens Corning, Inc	27,352
19,905	*	Owens-Illinois, Inc	464
49,593		Paccar, Inc	3,131
90,000		Packaging Corp of America	7,037
42,627		Pall Corp	4,279
49,903	*	Palo Alto Networks, Inc	7,290
173,866		Paramount Group, Inc	3,356
90,000	*	Parexel International Corp	6,209
22,391		Parker Hannifin Corp	2,660
19,640		PartnerRe Ltd	2,245
26,654		Patterson Cos, Inc	1,300
37,503		Paychex, Inc	1,861
101,607		People’s United Financial, Inc	1,544
82,428		Pepco Holdings, Inc	2,212
1,139,331		PepsiCo, Inc	108,943
101,817		Perrigo Co plc	16,856
4,926,546		Pfizer, Inc	171,395
69,664		PG&E Corp	3,697
12,590	*	Pharmacyclics, Inc	3,222
259,965		Philip Morris International, Inc	19,583
222,855		Phillips 66	17,516
11,336		Phillips-Van Heusen Corp	1,208
400,000	e	Pilgrim’s Pride Corp	9,036
1,129,915		Pinnacle Foods, Inc	46,112
31,672		Pinnacle West Capital Corp	2,019
117,715		Pioneer Natural Resources Co	19,248
26,125		Plum Creek Timber Co, Inc	1,135
74,536		PNC Financial Services Group, Inc	6,950
14,710		Polaris Industries, Inc	2,076
128,578		PPG Industries, Inc	29,000
99,039		PPL Corp	3,334
75,000	*,e	PRA Group, Inc	4,074
34,437		Praxair, Inc	4,158
14,720		Precision Castparts Corp	3,091
13,520	*	Priceline.com, Inc	15,739
28,601		Principal Financial Group	1,469
733,141		Procter & Gamble Co	60,074
72,487		Progressive Corp	1,972
46,578		Prologis, Inc	2,029
148,077		Prudential Financial, Inc	11,892
125,369		Public Service Enterprise Group, Inc	5,255
57,609		Public Storage, Inc	11,357
365,190		Pulte Homes, Inc	8,118
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
12,067	*	Qiagen NV	$303
10,102	*	Qorvo, Inc	805
199,130		Qualcomm, Inc	13,808
25,004	*	Quanta Services, Inc	713
47,244		Quest Diagnostics, Inc	3,631
31,586		Questar Market Resources, Inc	659
6,576	*	Quintiles Transnational Holdings, Inc	440
34,511	*	Rackspace Hosting, Inc	1,780
195,000	e	Radian Group, Inc	3,274
13,779		Ralph Lauren Corp	1,812
65,035	e	Range Resources Corp	3,384
14,732		Raymond James Financial, Inc	837
37,797		Rayonier, Inc	1,019
41,561		Raytheon Co	4,541
668,643	*	Realogy Holdings Corp	30,410
45,692	e	Realty Income Corp	2,358
19,402	*	Red Hat, Inc	1,470
24,418		Regency Centers Corp	1,661
14,271	*	Regeneron Pharmaceuticals, Inc	6,443
161,754		Regions Financial Corp	1,529
60,000		Reinsurance Group of America, Inc (Class A)	5,591
13,552		RenaissanceRe Holdings Ltd	1,352
50,000	*,e	Rentrak Corp	2,778
109,862		Republic Services, Inc	4,456
19,854	e	Resmed, Inc	1,425
112,736		Reynolds American, Inc	7,769
30,533		Robert Half International, Inc	1,848
32,046		Rock-Tenn Co (Class A)	2,067
26,651		Rockwell Automation, Inc	3,091
522,127		Rockwell Collins, Inc	50,411
72,157		Roper Industries, Inc	12,411
45,175		Ross Stores, Inc	4,760
77,199		Royal Caribbean Cruises Ltd	6,319
112,356	*	RSP Permian, Inc	2,830
45,000		Ryder System, Inc	4,270
295,939	*	Salesforce.com, Inc	19,772
30,264	*,e	Salix Pharmaceuticals Ltd	5,230
64,156		SanDisk Corp	4,082
200,000	*	Sanmina Corp	4,838
99,771	*	SBA Communications Corp (Class A)	11,683
47,411		SCANA Corp	2,607
283,652		Schlumberger Ltd	23,668
18,935	e	Scripps Networks Interactive (Class A)	1,298
685,237		Seagate Technology, Inc	35,653
934,378		Sealed Air Corp	42,570
35,123		SEI Investments Co	1,549
282,185		Sempra Energy	30,764
22,919	*	Sensata Technologies Holding BV	1,317
236,073	*	ServiceNow, Inc	18,598
34,029		Sherwin-Williams Co	9,681
30,829		Sigma-Aldrich Corp	4,262
149,554		Simon Property Group, Inc	29,259
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
214,931	*	Sirius XM Holdings, Inc	$821
90,000	*	Skechers U.S.A., Inc (Class A)	6,472
206,366		Skyworks Solutions, Inc	20,284
22,906		SL Green Realty Corp	2,941
28,500		Snap-On, Inc	4,191
126,048		Southern Co	5,581
405,982		Southwest Airlines Co	17,985
193,024	*,e	Southwestern Energy Co	4,476
63,507		Spectra Energy Corp	2,297
88,511	*,e	Sprint Corp	420
6,994		SPX Corp	594
65,384		St. Jude Medical, Inc	4,276
53,873		Stanley Works	5,137
212,320		Staples, Inc	3,458
120,320		Starbucks Corp	11,394
17,765		Starwood Hotels & Resorts Worldwide, Inc	1,483
145,000	*	Starz-Liberty Capital	4,989
249,057		State Street Corp	18,313
220,000		Steel Dynamics, Inc	4,422
50,840	*	Stericycle, Inc	7,139
52,996		Stryker Corp	4,889
105,153		SunTrust Banks, Inc	4,321
41,823		Superior Energy Services	934
160,816		Symantec Corp	3,757
200,449	*	Synchrony Financial	6,084
36,907	*	Synopsys, Inc	1,710
64,019		Sysco Corp	2,415
22,946		T Rowe Price Group, Inc	1,858
180,000	*	Take-Two Interactive Software, Inc	4,582
579,561		Target Corp	47,565
67,600		TCF Financial Corp	1,063
57,777		TD Ameritrade Holding Corp	2,153
74,000	*	Tech Data Corp	4,275
60,836	*	Tenneco, Inc	3,493
27,945	*	Teradata Corp	1,234
70,212	*,e	Tesla Motors, Inc	13,254
48,910		Tesoro Corp	4,465
191,599		Texas Instruments, Inc	10,957
80,329		Textron, Inc	3,561
395,554		Thermo Electron Corp	53,139
137,525		Thomson Corp (Toronto)	5,576
193,609		Tiffany & Co	17,040
108,248		Time Warner Cable, Inc	16,224
1,074,026		Time Warner, Inc	90,691
156,346		TJX Companies, Inc	10,952
110,240	*	T-Mobile US, Inc	3,494
25,866	*	Toll Brothers, Inc	1,018
23,913		Torchmark Corp	1,313
31,699		Total System Services, Inc	1,209
9,338		Towers Watson & Co	1,234
27,234		Tractor Supply Co	2,317
16,270		TransDigm Group, Inc	3,559
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
19,022	e	Transocean Ltd	$274
31,543		Travelers Cos, Inc	3,411
33,553	*	Trimble Navigation Ltd	846
240,000		Trinity Industries, Inc	8,522
11,033	*	TripAdvisor, Inc	918
28,297	*	TRW Automotive Holdings Corp	2,967
271,465	*,e	Tumi Holdings, Inc	6,640
97,318		Twenty-First Century Fox, Inc	3,293
34,549		Twenty-First Century Fox, Inc (Class B)	1,136
29,419	*	Twitter, Inc	1,473
1,055,837		Tyco International plc	45,464
450,095		Tyson Foods, Inc (Class A)	17,239
251,790	*	UAL Corp	16,933
57,824		UDR, Inc	1,968
34,784	*	Ulta Salon Cosmetics & Fragrance, Inc	5,247
24,814	*	Under Armour, Inc (Class A)	2,004
589,303		Union Pacific Corp	63,827
126,325		United Parcel Service, Inc (Class B)	12,246
62,977	*	United Rentals, Inc	5,741
140,000	e	United States Steel Corp	3,416
378,476		United Technologies Corp	44,357
189,641		UnitedHealth Group, Inc	22,433
25,225		Universal Health Services, Inc (Class B)	2,969
44,081		UnumProvident Corp	1,487
24,119	*	Urban Outfitters, Inc	1,101
405,400		US Bancorp	17,704
15,613	e	US Silica Holdings Inc	556
229,805	*,e	USG Corp	6,136
195,872	*	Valeant Pharmaceuticals International, Inc	38,695
440,903		Valero Energy Corp	28,050
50,000	e	Vanguard FTSE Developed Markets ETF	1,992
542,096	*	Vantiv, Inc	20,437
17,937	*	Varian Medical Systems, Inc	1,688
146,516		Ventas, Inc	10,699
90,000	*	Verint Systems, Inc	5,574
21,240	*,e	VeriSign, Inc	1,422
80,871	*	Verisk Analytics, Inc	5,774
2,000,418		Verizon Communications, Inc	97,280
42,196	*	Vertex Pharmaceuticals, Inc	4,978
242,435		VF Corp	18,258
440,939		Viacom, Inc (Class B)	30,116
47,492	*,e	Virgin America, Inc	1,444
1,951,265		Visa, Inc (Class A)	127,632
377,434	*	VMware, Inc (Class A)	30,953
305,035		Vornado Realty Trust	34,164
117,196		Voya Financial, Inc	5,052
28,586		Vulcan Materials Co	2,410
31,259		W.R. Berkley Corp	1,579
22,129	e	W.W. Grainger, Inc	5,218
89,521		Walgreens Boots Alliance, Inc	7,581
419,737		Wal-Mart Stores, Inc	34,523
909,740		Walt Disney Co	95,423
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
87,018		Waste Management, Inc	$4,719
19,263	*	Waters Corp	2,395
1,358,124	*	Weatherford International Ltd	16,705
4,202,534		Wells Fargo & Co	228,618
175,004		Western Digital Corp	15,927
76,444	e	Western Union Co	1,591
53,373		Westinghouse Air Brake Technologies Corp	5,071
13,656		Westlake Chemical Corp	982
74,995		Weyerhaeuser Co	2,486
25,311		Whirlpool Corp	5,114
245,200	*	WhiteWave Foods Co (Class A)	10,872
100,011	*	Whiting Petroleum Corp	3,090
78,625		Whole Foods Market, Inc	4,095
206,113		Williams Cos, Inc	10,427
173,000		Williams-Sonoma, Inc	13,790
51,726		Willis Group Holdings plc	2,492
62,208	e	Windstream Holdings, Inc	460
73,797		Wisconsin Energy Corp	3,653
94,604	*	Workday, Inc	7,986
200,000		WP GLIMCHER, Inc	3,326
50,000	*	WR Grace & Co	4,944
58,806		Wyndham Worldwide Corp	5,320
9,164		Wynn Resorts Ltd	1,154
164,834		Xcel Energy, Inc	5,738
833,492		Xerox Corp	10,710
29,506		Xilinx, Inc	1,248
44,629		Xylem, Inc	1,563
1,495,274	*	Yahoo!, Inc	66,442
51,527		Yum! Brands, Inc	4,056
3,425	*,e	Zillow Group, Inc	344
33,789		Zimmer Holdings, Inc	3,971
442,800		Zoetis Inc	20,497
		TOTAL UNITED STATES	10,987,142
		TOTAL COMMON STOCKS	19,362,283
		(Cost $16,875,819)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	BGP Holdings plc	0	^
		TOTAL AUSTRALIA	0	^

SPAIN - 0.0%
319,484		Banco Bilbao Vizcaya Argentaria S.A.	46
176,210	e	Banco de Sabadell S.A.	45
529,576		Telefonica S.A.	85
		TOTAL SPAIN	176

UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc	87
		TOTAL UNITED STATES	87
		TOTAL RIGHTS / WARRANTS	263
		(Cost $86)
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 3.6%
GOVERNMENT AGENCY DEBT - 0.4%

$10,000,000		Federal Home Loan Bank (FHLB)	0.050%	04/29/15	$10,000
30,000,000	d	FHLB	0.060	05/11/15	29,998
20,000,000	d	FHLB	0.067	06/03/15	19,998
20,000,000		FHLB	0.060	05/08/15	19,999
		TOTAL GOVERNMENT AGENCY DEBT			79,995

TREASURY DEBT - 0.6%
2,000,000	d	United States Treasury Bill	0.080	04/02/15	2,000
1,300,000	d	United States Treasury Bill	0.095	04/30/15	1,300
2,200,000	d	United States Treasury Bill	0.053	05/07/15	2,200
6,750,000	d	United States Treasury Bill	0.091-0.092	05/28/15	6,750
53,000,000	d	United States Treasury Bill	0.065-0.070	08/27/15	52,983
33,000,000	d	United States Treasury Bill	0.093-0.113	09/17/15	32,984
14,000,000	d	United States Treasury Bill	0.100	10/15/15	13,990
		TOTAL TREASURY DEBT			112,207

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
CERTIFICATE OF DEPOSIT - 0.3%
15,000,000		Bank of Montreal	0.010	04/01/15	15,000
25,000,000		CIBC Bank and Trust Co	0.020	04/01/15	25,000
25,000,000		National Australia Bank Ltd	0.030	04/01/15	25,000
		TOTAL CERTIFICATE OF DEPOSIT			65,000

REPURCHASE AGREEMENT - 2.1%
15,000,000	n	Barclays	0.100	04/01/15	15,000
40,000,000	o	BNP	0.100	04/01/15	40,000
65,000,000	p	Calyon	0.130	04/01/15	65,000
50,000,000	q	Goldman Sachs	0.130	04/01/15	50,000
150,000,000	r	Merrill Lynch	0.050	04/01/15	150,000
100,000,000	s	Societe Generale	0.140	04/01/15	100,000
		TOTAL REPURCHASE AGREEMENT			420,000

VARIABLE RATE SECURITIES - 0.2%
1,108,043	i	Granite Master Issuer plc 2006	0.376	12/20/50	1,103
949,752	i	Granite Master Issuer plc 2007	0.376	12/20/50	945
1,039,390	i	Puma Finance Ltd	0.402	02/21/38	1,029
30,000,000	i	SLM Student Loan Trust 2007	0.296	01/25/19	29,768
1,023,685	i	SLM Student Loan Trust 2008	0.606	10/25/16	1,024
		TOTAL VARIABLE RATE SECURITIES			33,869

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			518,869
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

VALUE (000)
TOTAL SHORT-TERM INVESTMENTS	$711,071
(Cost $711,239)
TOTAL INVESTMENTS - 102.5%	20,073,617
(Cost $17,587,144)
OTHER ASSETS & LIABILITIES, NET - (2.5)%	(493,468)
NET ASSETS - 100.0%	$19,580,149

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $521,144,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 03/31/15 the aggregate value of these securities was $17,806,000, or 0.1% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays, 0.10% dated 03/31/15 to be repurchased at $15,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $15,300,000.
o	Agreement with BNP, 0.10% dated 03/31/15 to be repurchased at $40,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $40,800,000.
p	Agreement with Calyon 0.13% dated 03/31/15 to be repurchased at $65,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $66,300,000.
q	Agreement with Goldman Sachs, 0.13% dated 03/31/15 to be repurchased at $50,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $51,001,000.
r	Agreement with Merrill Lynch, 0.05% dated 03/31/15 to be repurchased at $150,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $153,000,000.
s	Agreement with Societe Generale, 0.14% dated 03/31/15 to be repurchased at $100,000,000 on 04/01/15, collateralized by U.S. Government Agency Securities valued at $102,000,000.

Cost amounts are in thousands.
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2015

	VALUE	% OF
SECTOR	(000)	ASSETS
FINANCIALS	$3,659,840	18.6%
CONSUMER DISCRETIONARY	3,103,288	15.9
INFORMATION TECHNOLOGY	3,012,668	15.4
HEALTH CARE	2,804,908	14.3
INDUSTRIALS	2,226,916	11.4
CONSUMER STAPLES	1,482,287	7.6
ENERGY	1,277,879	6.5
MATERIALS	945,852	4.8
UTILITIES	446,861	2.3
TELECOMMUNICATION SERVICES	402,047	2.1
SHORT-TERM INVESTMENTS	711,071	3.6
OTHER ASSETS & LIABILITES, NET	(493,468)	(2.5)

NET ASSETS
	$19,580,149	100.0%
235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.7%
93,965		BorgWarner, Inc	$5,683
821,647		Delphi Automotive plc	65,518
1,250,000		General Motors Co	46,875
812,204		Gentex Corp	14,863
571,091		Goodyear Tire & Rubber Co	15,465
172,765		Harley-Davidson, Inc	10,494
73,923		Johnson Controls, Inc	3,729
517,908		Lear Corp	57,395
440,800		Magna International, Inc (Class A) (NY)	23,653
159,937	*,e	Mobileye NV	6,722
166,456		Renault S.A.	15,119
108,710	*	Tenneco, Inc	6,242
466,380	*,e	Tesla Motors, Inc	88,039
105,199		Thor Industries, Inc	6,650
		TOTAL AUTOMOBILES & COMPONENTS	366,447

BANKS - 0.3%
1,606,300		Huntington Bancshares, Inc	17,750
8,500	*,e	Nationstar Mortgage Holdings, Inc	210
42,021	*,e	Ocwen Financial Corp	347
76,795	*	Signature Bank	9,951
55,878	*	SVB Financial Group	7,099
548,500		Wells Fargo & Co	29,838
		TOTAL BANKS	65,195

CAPITAL GOODS - 5.1%
1,026,394		3M Co	169,304
14,942		A.O. Smith Corp	981
49,705		Acuity Brands, Inc	8,358
3,868		Air Lease Corp	146
40,327		Allegion plc	2,467
115,106		Allison Transmission Holdings, Inc	3,676
252,389		Ametek, Inc	13,260
20,159	*	Armstrong World Industries, Inc	1,158
43,659	*	BE Aerospace, Inc	2,778
803,982		Boeing Co	120,662
54,706		Caterpillar, Inc	4,378
42,332	e	Chicago Bridge & Iron Co NV	2,085
40,685	*	Colfax Corp	1,942
7,097		Crane Co	443
76,801		Cummins, Inc	10,648
133,754		Danaher Corp	11,356
31,010	e	Deere & Co	2,719
54,711		Donaldson Co, Inc	2,063
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
51,142		Dover Corp	$3,535
216,765		Emerson Electric Co	12,273
124,469	e	Fastenal Co	5,157
56,589		Flowserve Corp	3,197
37,166		Fluor Corp	2,124
329,505		Fortune Brands Home & Security, Inc	15,645
94,200		General Dynamics Corp	12,786
25,452		Graco, Inc	1,837
46,223	*	HD Supply Holdings, Inc	1,440
41,632		Hexcel Corp	2,141
1,342,065		Honeywell International, Inc	139,991
55,070		Hubbell, Inc (Class B)	6,037
214,298		Huntington Ingalls	30,034
29,963		IDEX Corp	2,272
135,152		Illinois Tool Works, Inc	13,129
390,657		Ingersoll-Rand plc	26,596
9,339		ITT Corp	373
23,256	*	KLX, Inc	896
18,522	e	Lennox International, Inc	2,069
11,298		Lincoln Electric Holdings, Inc	739
273,839		Lockheed Martin Corp	55,578
59,047		Manitowoc Co, Inc	1,273
764,832		Masco Corp	20,421
149,910	*	Middleby Corp	15,388
21,636	*,e	MRC Global, Inc	256
20,929		MSC Industrial Direct Co (Class A)	1,511
4,576	*,e	Navistar International Corp	135
27,191		Nordson Corp	2,130
39,500		Northrop Grumman Corp	6,358
8,591	*,e	NOW, Inc	186
135,549		Paccar, Inc	8,559
146,314		Pall Corp	14,688
86,839		Parker Hannifin Corp	10,315
5,582		Pentair plc	351
60,473		Precision Castparts Corp	12,699
21,681	*	Quanta Services, Inc	619
148,331		Rockwell Automation, Inc	17,205
49,368		Rockwell Collins, Inc	4,766
437,095		Roper Industries, Inc	75,180
348,045		Safran S.A.	24,318
146,475		Snap-On, Inc	21,541
17,933	*,e	SolarCity Corp	920
232,901	*	Spirit Aerosystems Holdings, Inc (Class A)	12,160
49,588		Stanley Works	4,729
670,200		Textron, Inc	29,710
3,124		Timken Co	132
23,443		Toro Co	1,644
21,822		TransDigm Group, Inc	4,773
201,198		Trinity Industries, Inc	7,144
5,242		Triumph Group, Inc	313
240,128	*	United Rentals, Inc	21,890
43,272		United Technologies Corp	5,071

237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
42,406	*,e	USG Corp	$1,132
713	e	Valmont Industries, Inc	88
537	*	Veritiv Corp	24
376,654	e	W.W. Grainger, Inc	88,819
100,415	*	WABCO Holdings, Inc	12,339
142,455		Westinghouse Air Brake Technologies Corp	13,535
54,780		Xylem, Inc	1,918
		TOTAL CAPITAL GOODS	1,140,513

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
169,051		Cintas Corp	13,800
19,940	*,e	Clean Harbors, Inc	1,132
649,228	e	CNH Industrial NV (NYSE)	5,298
47,325	*	Copart, Inc	1,778
18,611		Covanta Holding Corp	417
5,187		Dun & Bradstreet Corp	666
27,309		Equifax, Inc	2,540
28,087	*	IHS, Inc (Class A)	3,195
105,788		KAR Auction Services, Inc	4,013
118,700		Manpower, Inc	10,226
86,997		Nielsen Holdings NV	3,877
208,951		Pitney Bowes, Inc	4,873
9,063		R.R. Donnelley & Sons Co	174
56,716		Robert Half International, Inc	3,432
39,631		Rollins, Inc	980
513,593	*	Stericycle, Inc	72,124
155,404		Tyco International plc	6,692
1,910,782	*	Verisk Analytics, Inc	136,430
31,287		Waste Connections, Inc	1,506
21,097		Waste Management, Inc	1,144
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	274,297

CONSUMER DURABLES & APPAREL - 2.3%
22,545		Carter’s, Inc	2,085
112,668		Coach, Inc	4,668
14,100	*	Deckers Outdoor Corp	1,027
13,365		DR Horton, Inc	381
349,473	*	Fossil Group, Inc	28,814
27,617	*,e	GoPro, Inc	1,199
731,447		Hanesbrands, Inc	24,511
89,892		Harman International Industries, Inc	12,012
41,116	e	Hasbro, Inc	2,600
909,784	*	Jarden Corp	48,128
160,302	*	Kate Spade & Co	5,352
29,809		Leggett & Platt, Inc	1,374
5,339		Lennar Corp (Class A)	277
64,000		LVMH Moet Hennessy Louis Vuitton S.A.	11,263
52,392		Mattel, Inc	1,197
347,488	*	Michael Kors Holdings Ltd	22,847
68,166		Newell Rubbermaid, Inc	2,663
1,786,747		Nike, Inc (Class B)	179,264
26,359	*	NVR, Inc	35,022
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
29,690		Phillips-Van Heusen Corp	$3,164
27,109		Polaris Industries, Inc	3,825
18,410		Ralph Lauren Corp	2,421
115,800	*	Skechers U.S.A., Inc (Class A)	8,327
949,000		Sony Corp	25,380
461,115	*	Tempur-Pedic International, Inc	26,625
20,622		Tupperware Corp	1,423
72,430	*	Under Armour, Inc (Class A)	5,849
557,153		VF Corp	41,959
2,879		Whirlpool Corp	582
		TOTAL CONSUMER DURABLES & APPAREL	504,239

CONSUMER SERVICES - 3.2%
1,493,484		ARAMARK Holdings Corp	47,239
27,612		Brinker International, Inc	1,700
18,947	*	Chipotle Mexican Grill, Inc (Class A)	12,326
1,195		Choice Hotels International, Inc	77
23,300		Domino’s Pizza, Inc	2,343
40,241		Dunkin Brands Group, Inc	1,914
978,000		Extended Stay America, Inc	19,100
113,292		H&R Block, Inc	3,633
166,419	*	Hilton Worldwide Holdings, Inc	4,929
509,334	*	Hyatt Hotels Corp	30,163
715,000		Interval Leisure Group, Inc	18,740
267,617		Las Vegas Sands Corp	14,730
552,337		Marriott International, Inc (Class A)	44,364
541,288		McDonald’s Corp	52,743
4,704,937	g	Merlin Entertainments plc	30,803
1,151,703	*,e	MGM Mirage	24,220
1,677,644	*	Norwegian Cruise Line Holdings Ltd	90,609
10,352	*,e	Panera Bread Co (Class A)	1,656
714,056	*,e	Restaurant Brands International, Inc	27,427
25,963		SeaWorld Entertainment, Inc	501
69,723		Service Corp International	1,816
11,752	*	ServiceMaster Global Holdings, Inc	397
31,162		Six Flags Entertainment Corp	1,508
1,909,986		Starbucks Corp	180,876
33,071		Starwood Hotels & Resorts Worldwide, Inc	2,761
284,430		Wyndham Worldwide Corp	25,732
138,309		Wynn Resorts Ltd	17,410
734,306		Yum! Brands, Inc	57,805
		TOTAL CONSUMER SERVICES	717,522

DIVERSIFIED FINANCIALS - 4.3%
231,799	*	Affiliated Managers Group, Inc	49,786
99,635	*	Ally Financial, Inc	2,090
759,016		American Express Co	59,294
880,854		Ameriprise Financial, Inc	115,251
10,764		Artisan Partners Asset Management, Inc	489
50,078		BlackRock, Inc	18,321
630,100		Blackstone Group LP	24,505
35,856		CBOE Holdings, Inc	2,058
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
2,333,036		Charles Schwab Corp	$71,018
287,100		Discover Financial Services	16,178
50,529		Eaton Vance Corp	2,104
29,676	e	Federated Investors, Inc (Class B)	1,006
133,964		Franklin Resources, Inc	6,875
473,675		IntercontinentalExchange Group, Inc	110,494
427,561		Invesco Ltd	16,970
909,500	e	iShares Russell 1000 Growth Index Fund	89,968
356,266		Lazard Ltd (Class A)	18,736
76,163		Legg Mason, Inc	4,204
24,330		Leucadia National Corp	542
37,350		LPL Financial Holdings, Inc	1,638
1,276,551		McGraw-Hill Financial, Inc	131,995
1,004,016		Moody’s Corp	104,217
610,500		Morgan Stanley	21,789
117,370		MSCI, Inc (Class A)	7,196
15,104		NorthStar Asset Management Group, Inc	353
145,489		Santander Consumer USA Holdings, Inc	3,367
196,386		SEI Investments Co	8,659
57,598		SLM Corp	534
1,240,207	*	Synchrony Financial	37,640
109,647		T Rowe Price Group, Inc	8,879
315,814		TD Ameritrade Holding Corp	11,767
35,428		Waddell & Reed Financial, Inc (Class A)	1,755
		TOTAL DIVERSIFIED FINANCIALS	949,678

ENERGY - 3.5%
13,807		Anadarko Petroleum Corp	1,143
22,523	*,e	Antero Resources Corp	796
5,837		Atwood Oceanics, Inc	164
152,349		Baker Hughes, Inc	9,686
175,067		Cabot Oil & Gas Corp	5,170
131,412	*	Cameron International Corp	5,929
693,680	*	Cheniere Energy, Inc	53,691
53,761	e	Chesapeake Energy Corp	761
4,160		Cimarex Energy Co	479
140,869	*	Cobalt International Energy, Inc	1,326
827,545	*	Concho Resources, Inc	95,929
205,929	*,e	Continental Resources, Inc	8,993
2,580	e	CVR Energy, Inc	110
1,531,600	e	Denbury Resources, Inc	11,165
43,200	*	Diamondback Energy, Inc	3,320
31,733	*	Dresser-Rand Group, Inc	2,550
16,381	*	Dril-Quip, Inc	1,120
1,833,171		EOG Resources, Inc	168,083
56,605		EQT Corp	4,691
97,073	*	FMC Technologies, Inc	3,593
1,271		Frank’s International NV	24
28,934	*	Gulfport Energy Corp	1,328
794,478		Halliburton Co	34,862
26,277	e	Helmerich & Payne, Inc	1,789
14,650		HollyFrontier Corp	590
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
157,085		Kinder Morgan, Inc	$6,607
296,942	*	Kosmos Energy LLC	2,349
32,143	*,e	Laredo Petroleum Holdings, Inc	419
273,554		Marathon Petroleum Corp	28,009
11,725	*	Memorial Resource Development Corp	208
14,080		Nabors Industries Ltd	192
14,511		National Oilwell Varco, Inc	725
363,443		Noble Energy, Inc	17,772
48,107	*,e	Oasis Petroleum, Inc	684
86,126		Oceaneering International, Inc	4,645
45,550		Oneok, Inc	2,197
31,872		Patterson-UTI Energy, Inc	598
10,224		PBF Energy, Inc	347
211,420		Phillips 66	16,618
207,449		Pioneer Natural Resources Co	33,920
11,938		Questar Market Resources, Inc	249
69,610	e	Range Resources Corp	3,623
20,697	*,e	Rice Energy, Inc	450
25,521		RPC, Inc	327
1,791,675		Schlumberger Ltd	149,497
45,696	e	Seadrill Ltd	427
8,728	*	Seventy Seven Energy, Inc	36
353,528	*,e	Southwestern Energy Co	8,198
29,554		St. Mary Land & Exploration Co	1,527
208,946		Superior Energy Services	4,668
47,534		Targa Resources Investments, Inc	4,553
9,502		Teekay Corp	443
52,736		Tesoro Corp	4,814
21,780	*,e	Ultra Petroleum Corp	340
2,467	*	Unit Corp	69
465,508		Valero Energy Corp	29,616
320,320	*	Whiting Petroleum Corp	9,898
653,285		Williams Cos, Inc	33,050
6,118		World Fuel Services Corp	352
		TOTAL ENERGY	784,719

FOOD & STAPLES RETAILING - 2.2%
907,720		Costco Wholesale Corp	137,515
1,258,378		CVS Corp	129,877
1,642,901		Kroger Co	125,945
276,506	*	Rite Aid Corp	2,403
42,454	*	Sprouts Farmers Market, Inc	1,496
93,153		Sysco Corp	3,515
836,167		Walgreens Boots Alliance, Inc	70,806
67,763		Wal-Mart Stores, Inc	5,573
67,818		Whole Foods Market, Inc	3,532
		TOTAL FOOD & STAPLES RETAILING	480,662

FOOD, BEVERAGE & TOBACCO - 4.2%
2,407,002		Altria Group, Inc	120,398
425,809		Archer Daniels Midland Co	20,183
357,000		Associated British Foods plc	14,899
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
64,067		Brown-Forman Corp (Class B)	$5,788
48,382	e	Campbell Soup Co	2,252
2,888,986		Coca-Cola Co	117,149
305,071		Coca-Cola Enterprises, Inc	13,484
101,477	*	Constellation Brands, Inc (Class A)	11,793
525,898		Dr Pepper Snapple Group, Inc	41,272
72,950		Flowers Foods, Inc	1,659
256,564		General Mills, Inc	14,522
38,781	*	Hain Celestial Group, Inc	2,484
62,620		Hershey Co	6,319
55,754		Hormel Foods Corp	3,170
100,087		Ingredion, Inc	7,789
98,208		Kellogg Co	6,477
238,085		Keurig Green Mountain, Inc	26,601
265,998		Kraft Foods Group, Inc	23,172
431,878		Lorillard, Inc	28,223
55,203		McCormick & Co, Inc	4,257
594,402		Mead Johnson Nutrition Co	59,755
130,000		Molson Coors Brewing Co (Class B)	9,679
104,600		Mondelez International, Inc	3,775
1,147,655	*	Monster Beverage Corp	158,830
1,011,350		PepsiCo, Inc	96,705
491,463		Philip Morris International, Inc	37,022
802,034	e	Pilgrim’s Pride Corp	18,118
160,592		Pinnacle Foods, Inc	6,554
97,119		Reynolds American, Inc	6,692
640,733		Suntory Beverage & Food Ltd	27,436
334,333		Tyson Foods, Inc (Class A)	12,805
396,108	*	WhiteWave Foods Co (Class A)	17,563
		TOTAL FOOD, BEVERAGE & TOBACCO	926,825

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
447,014		Aetna, Inc	47,620
34,273	*	Align Technology, Inc	1,843
26,575	*	Allscripts Healthcare Solutions, Inc	318
203,396		AmerisourceBergen Corp	23,120
347,000		Anthem, Inc	53,580
15,872	*,e	athenahealth, Inc	1,895
64,613		Bard (C.R.), Inc	10,813
249,355		Baxter International, Inc	17,081
159,048		Becton Dickinson & Co	22,838
49,490	*	Boston Scientific Corp	879
71,292	*	Brookdale Senior Living, Inc	2,692
231,310		Cardinal Health, Inc	20,880
432,840	*	Catamaran Corp	25,771
508,698	*	Centene Corp	35,960
1,149,593	*	Cerner Corp	84,219
177,786		Cigna Corp	23,013
14,823		Cooper Cos, Inc	2,778
233,918	*	DaVita, Inc	19,013
18,271		Dentsply International, Inc	930
119,081	*	Edwards Lifesciences Corp	16,964
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
34,207	*	Envision Healthcare Holdings, Inc	$1,312
514,802	*	Express Scripts Holding Co	44,669
67,447	*,e	Halyard Health, Inc	3,318
264,684	*	HCA Holdings, Inc	19,912
248,900		Healthsouth Corp	11,041
35,882	*	Henry Schein, Inc	5,010
2,484		Hill-Rom Holdings, Inc	122
440,590	*	Hologic, Inc	14,551
88,200		Humana, Inc	15,701
286,605	*	Idexx Laboratories, Inc	44,275
30,746	*	IMS Health Holdings, Inc	832
417,880	*	Inovalon Holdings, Inc	12,624
145,689	*	Intuitive Surgical, Inc	73,577
111,350	*	Laboratory Corp of America Holdings	14,040
432,365		McKesson Corp	97,801
590,691	*	Olympus Corp	21,900
3,860		Patterson Cos, Inc	188
27,992	*	Pediatrix Medical Group, Inc	2,030
524,116	*	Premier, Inc	19,696
131,006	e	Resmed, Inc	9,404
15,407	*	Sirona Dental Systems, Inc	1,387
302,412		St. Jude Medical, Inc	19,778
83,775		Stryker Corp	7,728
41,590	*	Tenet Healthcare Corp	2,059
227,320		Universal Health Services, Inc (Class B)	26,758
43,932	*	Varian Medical Systems, Inc	4,134
16,612	*,e	Veeva Systems, Inc	424
5,375		Zimmer Holdings, Inc	632
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	887,110

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
73,511	e	Avon Products, Inc	587
57,160		Church & Dwight Co, Inc	4,883
44,814		Clorox Co	4,947
468,818		Colgate-Palmolive Co	32,508
191,058		Coty, Inc	4,637
1,984,577		Estee Lauder Cos (Class A)	165,037
33,348	*,e	Herbalife Ltd	1,426
130,578		Kimberly-Clark Corp	13,986
24,208	e	Nu Skin Enterprises, Inc (Class A)	1,458
64,328		Procter & Gamble Co	5,271
9,583		Spectrum Brands, Inc	858
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	235,598

INSURANCE - 0.5%
215,919		ACE Ltd	24,073
119,800		Allstate Corp	8,526
6,195		American Financial Group, Inc	397
89,909		Aon plc	8,642
61,605		Arthur J. Gallagher & Co	2,880
3,859		Brown & Brown, Inc	128
10,791		Erie Indemnity Co (Class A)	941
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
365,998		Marsh & McLennan Cos, Inc	$20,529
346,700		Metlife, Inc	17,526
6,735		Reinsurance Group of America, Inc (Class A)	628
145,900		Travelers Cos, Inc	15,776
		TOTAL INSURANCE	100,046

MATERIALS - 3.4%
30,670		Airgas, Inc	3,254
230,711		Albemarle Corp	12,191
950,000		Alcoa, Inc	12,274
6,495		Aptargroup, Inc	413
163,175		Avery Dennison Corp	8,634
13,051	*	Axalta Coating Systems Ltd	360
298,669		Ball Corp	21,098
881,049	*	Berry Plastics Group, Inc	31,885
2,747		Cabot Corp	124
2,274		Carpenter Technology Corp	88
5,597		Celanese Corp (Series A)	313
14,543		Compass Minerals International, Inc	1,356
482,958	*	Crown Holdings, Inc	26,089
3,527		Cytec Industries, Inc	191
538,902		Dow Chemical Co	25,857
459,443		Du Pont (E.I.) de Nemours & Co	32,836
21,533		Eagle Materials, Inc	1,799
169,203		Eastman Chemical Co	11,719
133,553		Ecolab, Inc	15,276
54,917		FMC Corp	3,144
973,900		Graphic Packaging Holding Co	14,160
56,949		Huntsman Corp	1,263
34,397		International Flavors & Fragrances, Inc	4,038
73,236		International Paper Co	4,064
680,658		LyondellBasell Industries AF S.C.A	59,762
25,687		Martin Marietta Materials, Inc	3,591
1,146,811		Monsanto Co	129,062
3,857		NewMarket Corp	1,843
41,602	*	Owens-Illinois, Inc	970
391,049		Packaging Corp of America	30,576
41,016	*	Platform Specialty Products Corp	1,052
658,651		PPG Industries, Inc	148,552
131,417		Praxair, Inc	15,867
2,109	e	Rayonier Advanced Materials, Inc	31
51,626		RPM International, Inc	2,478
18,948		Scotts Miracle-Gro Co (Class A)	1,273
89,136		Sealed Air Corp	4,061
338,006		Sherwin-Williams Co	96,163
22,744		Sigma-Aldrich Corp	3,144
17,722		Silgan Holdings, Inc	1,030
223,546	e	Southern Copper Corp (NY)	6,523
8,088		Tahoe Resources, Inc	89
1,094		TimkenSteel Corp	29
35,074		Valspar Corp	2,947
258,604		Westlake Chemical Corp	18,604
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
27,601	*	WR Grace & Co	$2,729
		TOTAL MATERIALS	762,802

MEDIA - 5.3%
258,546	*	AMC Networks, Inc	19,815
80,866	e	Cablevision Systems Corp (Class A)	1,480
1,057,839		CBS Corp (Class B)	64,137
32,769	*	Charter Communications, Inc	6,328
174,233		Cinemark Holdings, Inc	7,853
7,989		Clear Channel Outdoor Holdings, Inc (Class A)	81
5,758,318		Comcast Corp (Class A)	325,172
850,640	*	DIRECTV	72,389
95,058	*,e	Discovery Communications, Inc (Class A)	2,924
197,929	*	Discovery Communications, Inc (Class C)	5,834
140,694	*	DISH Network Corp (Class A)	9,857
982,200		Interpublic Group of Cos, Inc	21,726
160,491	e	Lions Gate Entertainment Corp	5,444
30,216	*	Live Nation, Inc	762
8,390		Morningstar, Inc	628
107,929		Omnicom Group, Inc	8,416
8,916	e	Regal Entertainment Group (Class A)	204
40,721	e	Scripps Networks Interactive (Class A)	2,792
3,497,376	*	Sirius XM Holdings, Inc	13,360
465,469	*	Starz-Liberty Capital	16,017
277,500		Time Warner Cable, Inc	41,592
1,429,905		Time Warner, Inc	120,741
221,000	*	Tribune Co	13,439
787,664		Twenty-First Century Fox, Inc	26,654
966,819		Viacom, Inc (Class B)	66,034
3,105,243		Walt Disney Co	325,709
		TOTAL MEDIA	1,179,388

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.0%
3,177,439		AbbVie, Inc	186,007
1,263,889	*	Actavis plc	376,159
78,827		Agilent Technologies, Inc	3,275
878,317	*	Alexion Pharmaceuticals, Inc	152,212
428,929	*	Alkermes plc	26,152
25,488	*	Alnylam Pharmaceuticals, Inc	2,661
1,042,578		Amgen, Inc	166,656
406,265	*	Biogen Idec, Inc	171,541
600,036	*	BioMarin Pharmaceuticals, Inc	74,776
7,478		Bio-Techne Corp	750
1,840,682		Bristol-Myers Squibb Co	118,724
163,493	*	Bruker BioSciences Corp	3,020
3,084,035	*	Celgene Corp	355,528
64,254	*	Charles River Laboratories International, Inc	5,095
134,636	*	Endo International plc	12,077
3,707,450	*	Gilead Sciences, Inc	363,812
432,685	*	Illumina, Inc	80,324
60,604	*	Incyte Corp	5,555
5,544	*,e	Intercept Pharmaceuticals, Inc	1,563
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
39,539	*	Jazz Pharmaceuticals plc	$6,832
208,553		Johnson & Johnson	20,980
3,817	*	Juno Therapeutics, Inc	232
70,098	*	Mallinckrodt plc	8,878
65,299	*	Medivation, Inc	8,428
375,856		Merck & Co, Inc	21,604
12,347	*	Mettler-Toledo International, Inc	4,058
826,426	*	Mylan NV	49,048
26,972	*,e	Myriad Genetics, Inc	955
588,871		Novartis AG. (ADR)	58,069
360,000		Novo Nordisk AS	19,218
74,598	*	PerkinElmer, Inc	3,815
656,561		Perrigo Co plc	108,694
342,605		Pfizer, Inc	11,919
25,453	*	Pharmacyclics, Inc	6,515
10,660	*	Quintiles Transnational Holdings, Inc	714
9,700	*	Receptos, Inc	1,599
81,387	*	Regeneron Pharmaceuticals, Inc	36,745
26,724	*,e	Salix Pharmaceuticals Ltd	4,618
40,558	*,e	Seattle Genetics, Inc	1,434
604,870		Thermo Electron Corp	81,258
19,909	*	United Therapeutics Corp	3,433
123,057	*	Vertex Pharmaceuticals, Inc	14,517
8,040	*,e	VWR Corp	209
109,305	*	Waters Corp	13,589
1,642,606		Zoetis Inc	76,036
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,669,284

REAL ESTATE - 1.6%
342,951		American Tower Corp	32,289
36,627		Apartment Investment & Management Co (Class A)	1,442
7,736		Boston Properties, Inc	1,087
2,897,313	*	CBRE Group, Inc	112,155
7,645		Columbia Property Trust, Inc	207
281,176		Crown Castle International Corp	23,208
26,361		Equity Lifestyle Properties, Inc	1,448
47,929		Extra Space Storage, Inc	3,239
18,590		Federal Realty Investment Trust	2,737
5,133		Gaming and Leisure Properties, Inc	189
6,657,545	e	Global Logistic Properties	12,850
76,929		Health Care REIT, Inc	5,951
9,653		Healthcare Trust of America, Inc	269
7,658	*	Howard Hughes Corp	1,187
68,660	e	Iron Mountain, Inc	2,505
52,486		Jones Lang LaSalle, Inc	8,944
120,326		Lamar Advertising Co	7,132
122,535		NorthStar Realty Finance Corp	2,220
18,918	e	Omega Healthcare Investors, Inc	767
5,129		Outfront Media, Inc	153
3,009		Paramount Group, Inc	58
37,184		Plum Creek Timber Co, Inc	1,616
79,056		Public Storage, Inc	15,585
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
6,289		Rayonier, Inc	$169
1,418,048	*	Realogy Holdings Corp	64,493
274,657		Simon Property Group, Inc	53,734
24,846		Tanger Factory Outlet Centers, Inc	874
24,762		Taubman Centers, Inc	1,910
8,517		Urban Edge Properties	202
58,949		Ventas, Inc	4,304
17,740		Vornado Realty Trust	1,987
21,786		Weyerhaeuser Co	722
9,400		WP GLIMCHER, Inc	156
		TOTAL REAL ESTATE	365,789

RETAILING - 8.3%
5,812		Aaron’s, Inc	165
4,985	e	Abercrombie & Fitch Co (Class A)	110
183,169		Advance Auto Parts, Inc	27,419
1,009,923	*	Amazon.com, Inc	375,792
405,000	*,e	ASOS plc	21,678
278,152	*	Autonation, Inc	17,894
59,992	*	AutoZone, Inc	40,924
247,207	*	Bed Bath & Beyond, Inc	18,979
914,729		Best Buy Co, Inc	34,568
71,991		Big Lots, Inc	3,458
2,431	*,e	Cabela’s, Inc	136
923,975	*	Carmax, Inc	63,764
29,703		Chico’s FAS, Inc	525
2,266,022	*	Cnova NV	14,253
28,263		CST Brands, Inc	1,239
385,876	*	Ctrip.com International Ltd (ADR)	22,620
64,301		Dick’s Sporting Goods, Inc	3,664
220,224		Dillard’s, Inc (Class A)	30,063
180,318	*	Dollar General Corp	13,592
181,371	*	Dollar Tree, Inc	14,717
1,592,493		Expedia, Inc	149,902
37,506		Family Dollar Stores, Inc	2,972
49,932	e	Fast Retailing Co Ltd	19,307
663,464		Foot Locker, Inc	41,798
2,328	e	GameStop Corp (Class A)	88
387,940		Gap, Inc	16,809
60,473		Genuine Parts Co	5,635
323,066		GNC Holdings, Inc	15,853
7,852,560	*,e	Groupon, Inc	56,617
3,037,684		Home Depot, Inc	345,111
470,000	*	JD.com, Inc (ADR)	13,809
66,501		Kohl’s Corp	5,204
99,818		L Brands, Inc	9,412
1,122,535	*	Liberty Interactive Corp	32,767
30,278	*	Liberty TripAdvisor Holdings, Inc	963
205,185	*	Liberty Ventures	8,620
124,402	*	LKQ Corp	3,180
1,262,176		Lowe’s Companies, Inc	93,893
739,059		Macy’s, Inc	47,972
247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
8,378	*	Michaels Cos, Inc	$227
138,171	*	Murphy USA, Inc	9,999
33,744	*	NetFlix, Inc	14,061
57,149		Nordstrom, Inc	4,590
155,335	*	O’Reilly Automotive, Inc	33,590
8,235		Penske Auto Group, Inc	424
36,329	*	Priceline.com, Inc	42,292
166,022		Ross Stores, Inc	17,492
51,382	*	Sally Beauty Holdings, Inc	1,766
9,035	*,e	Sears Holdings Corp	374
22,833		Signet Jewelers Ltd	3,169
297,590		Target Corp	24,423
244,426		Tiffany & Co	21,512
487,400		TJX Companies, Inc	34,142
128,997		Tractor Supply Co	10,972
72,654	*	TripAdvisor, Inc	6,043
187,454	*	Ulta Salon Cosmetics & Fragrance, Inc	28,277
34,164	*	Urban Outfitters, Inc	1,560
98,745	*,e	Wayfair, Inc	3,172
38,893		Williams-Sonoma, Inc	3,100
8,060	*,e	zulily, Inc	105
		TOTAL RETAILING	1,836,762

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
259,114	*,e	Advanced Micro Devices, Inc	694
107,257		Altera Corp	4,602
60,992		Analog Devices, Inc	3,843
3,785,512		Applied Materials, Inc	85,401
719,750		ARM Holdings plc (ADR)	35,484
178,119		Atmel Corp	1,466
353,422		Avago Technologies Ltd	44,878
1,031,698		Broadcom Corp (Class A)	44,667
25,226	*,e	Cree, Inc	895
39,869	*	Freescale Semiconductor Holdings Ltd	1,625
720,721		Intel Corp	22,537
63,979		Kla-Tencor Corp	3,729
621,802		Lam Research Corp	43,672
99,525		Linear Technology Corp	4,658
1,090,100		Marvell Technology Group Ltd	16,025
109,804		Maxim Integrated Products, Inc	3,822
82,515	e	Microchip Technology, Inc	4,035
1,569,021	*	Micron Technology, Inc	42,568
224,373		Nvidia Corp	4,695
642,579	*	NXP Semiconductors NV	64,489
450,243	*	ON Semiconductor Corp	5,452
374,081		Skyworks Solutions, Inc	36,768
36,228	*,e	SunEdison, Inc	870
1,825	*,e	SunPower Corp	57
198,896		Teradyne, Inc	3,749
561,626		Texas Instruments, Inc	32,117
203,347		Xilinx, Inc	8,602
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	521,400
248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
SOFTWARE & SERVICES - 20.3%
686,885		Accenture plc	$64,354
135,896		Activision Blizzard, Inc	3,088
3,399,053	*	Adobe Systems, Inc	251,326
74,839	*	Akamai Technologies, Inc	5,317
52,811	*,e	Alibaba Group Holding Ltd (ADR)	4,396
256,608	*	Alliance Data Systems Corp	76,020
356,691		Amdocs Ltd	19,404
8,869	*	Ansys, Inc	782
1,709,717	*	Autodesk, Inc	100,258
215,005		Automatic Data Processing, Inc	18,413
28,635		Booz Allen Hamilton Holding Co	829
280,249		Broadridge Financial Solutions, Inc	15,416
121,308	*	Cadence Design Systems, Inc	2,237
66,556		CDK Global, Inc	3,112
430,908	*,e	Cimpress NV	36,360
235,185	*	Citrix Systems, Inc	15,021
461,079	*	Cognizant Technology Solutions Corp (Class A)	28,767
274,206		Computer Sciences Corp	17,900
13,470	*	CoStar Group, Inc	2,665
10,001		DST Systems, Inc	1,107
2,766,706	*	eBay, Inc	159,584
350,487	*	Electronic Arts, Inc	20,614
23,595		Equinix, Inc	5,494
5,051,958	*	Facebook, Inc	415,347
17,655		Factset Research Systems, Inc	2,811
14,852		Fidelity National Information Services, Inc	1,011
278,931	*,e	FireEye, Inc	10,948
104,036	*	Fiserv, Inc	8,260
167,256	*	FleetCor Technologies, Inc	25,242
56,130	*	Fortinet, Inc	1,962
38,527	*	Gartner, Inc	3,230
7,470	*	Genpact Ltd	174
323,054		Global Payments, Inc	29,618
803,434	*	Google, Inc	440,282
511,457	*	Google, Inc (Class A)	283,705
35,118	*	HomeAway, Inc	1,059
375,104		IAC/InterActiveCorp	25,308
42,200	*	Informatica Corp	1,851
962,154		International Business Machines Corp	154,426
2,607,543		Intuit, Inc	252,827
35,442		Jack Henry & Associates, Inc	2,477
6,096,526	*,e	Just Eat plc	39,430
1,010,000		King Digital Entertainment plc	16,200
504,216	*,e	LendingClub Corp	9,908
321,525	*	LinkedIn Corp	80,336
3,074,135		Mastercard, Inc (Class A)	265,574
8,132,036		Microsoft Corp	330,608
94,500	e	Netease.com (ADR)	9,951
17,515	*,e	NetSuite, Inc	1,625
4,421,165		Oracle Corp	190,773
249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
91,208	*,e	Pandora Media, Inc	$1,478
121,600		Paychex, Inc	6,033
144,307	*	PTC, Inc	5,220
99,140	*	Rackspace Hosting, Inc	5,115
1,386,103	*	Red Hat, Inc	104,997
545,152	e	Sabre Corp	13,247
3,425,405	*	Salesforce.com, Inc	228,851
269,826	*	ServiceNow, Inc	21,257
26,799	*	SolarWinds, Inc	1,373
29,067		Solera Holdings, Inc	1,502
48,952	*	Splunk, Inc	2,898
47,823	*	Tableau Software, Inc	4,425
2,570,200		Tencent Holdings Ltd	48,808
52,591	*	Teradata Corp	2,321
55,007		Total System Services, Inc	2,098
553,367	*	Twitter, Inc	27,713
175,082	*	Vantiv, Inc	6,601
45,597	*	VeriFone Systems, Inc	1,591
46,309	*,e	VeriSign, Inc	3,101
5,658,572		Visa, Inc (Class A)	370,127
218,159	*	VMware, Inc (Class A)	17,891
222,392	e	Western Union Co	4,628
38,761	*	Workday, Inc	3,272
3,624,748	*	Yahoo!, Inc	161,066
21,554	*,e	Yelp, Inc	1,021
20,474	*,e	Zillow Group, Inc	2,054
		TOTAL SOFTWARE & SERVICES	4,506,095

TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
49,341	*,e	3D Systems Corp	1,353
4,884,448	*	Alcatel S.A.	18,363
12,568,984	*	Alcatel-Lucent (ADR)	46,882
131,193		Amphenol Corp (Class A)	7,731
11,017,939	d	Apple, Inc	1,370,962
2,349	*	Arista Networks, Inc	166
53,013	*	ARRIS Group, Inc	1,532
11,077		Avnet, Inc	493
128,923		CDW Corp	4,801
3,494,842		Cisco Systems, Inc	96,195
27,789	*	CommScope Holding Co, Inc	793
432,924		Corning, Inc	9,819
25,764		Diebold, Inc	914
4,886	*	EchoStar Corp (Class A)	253
250,429		EMC Corp	6,401
78,639	*	F5 Networks, Inc	9,039
41,588		Flir Systems, Inc	1,301
8,601		Harris Corp	677
593,400		Hewlett-Packard Co	18,490
13,507	*,e	IPG Photonics Corp	1,252
197,147		Juniper Networks, Inc	4,452
9,989	*	Keysight Technologies, Inc	371
19,160		Motorola, Inc	1,277
250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
40,361		National Instruments Corp	$1,293
4,934	*	NCR Corp	146
554,117		NetApp, Inc	19,649
293,385	*	Palo Alto Networks, Inc	42,858
1,345,198		Qualcomm, Inc	93,276
64,768	*	Riverbed Technology, Inc	1,354
41,890		SanDisk Corp	2,665
371,700		Seagate Technology, Inc	19,339
11,145	*,e	Stratasys Ltd	588
108,124	*	Trimble Navigation Ltd	2,725
385,100		Western Digital Corp	35,048
20,888	*	Zebra Technologies Corp (Class A)	1,895
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,824,353

TELECOMMUNICATION SERVICES - 1.0%
16,300		CenturyTel, Inc	563
1,144,884	*	Level 3 Communications, Inc	61,641
129,908	*	SBA Communications Corp (Class A)	15,212
3,072,131		Verizon Communications, Inc	149,398
228,198	e	Windstream Holdings, Inc	1,689
4,666	*	Zayo Group Holdings, Inc	130
		TOTAL TELECOMMUNICATION SERVICES	228,633

TRANSPORTATION - 3.3%
451,557		Alaska Air Group, Inc	29,884
33,676		Amerco, Inc	11,127
334,497		American Airlines Group, Inc	17,655
428,943	*	Avis Budget Group, Inc	25,314
203,550	e	CH Robinson Worldwide, Inc	14,904
11,689	e	Copa Holdings S.A. (Class A)	1,180
1,236,789		Delta Air Lines, Inc	55,606
248,962		Expeditors International of Washington, Inc	11,995
335,730		FedEx Corp	55,547
9,418	*	Genesee & Wyoming, Inc (Class A)	908
2,755,960	*	Hertz Global Holdings, Inc	59,749
39,125		J.B. Hunt Transport Services, Inc	3,341
35,205		Kansas City Southern Industries, Inc	3,594
118,572	*	Kirby Corp	8,899
19,330		Landstar System, Inc	1,282
968,475	e	Latam Airlines Group S.A. (ADR)	7,806
79,694		Norfolk Southern Corp	8,202
26,407	*	Old Dominion Freight Line	2,041
180,000		Ryanair Holdings plc (ADR)	12,019
289,056		Ryder System, Inc	27,428
1,251,677		Southwest Airlines Co	55,449
30,395	*	Spirit Airlines, Inc	2,351
747,298	*	UAL Corp	50,256
1,956,394		Union Pacific Corp	211,897
373,880		United Parcel Service, Inc (Class B)	36,244
224,539	*,e	Virgin America, Inc	6,826
		TOTAL TRANSPORTATION	721,504
251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
UTILITIES - 0.0%
215,463	*	Calpine Corp	$4,928
14,849		Dominion Resources, Inc	1,052
61,937		ITC Holdings Corp	2,318
		TOTAL UTILITIES	8,298
		TOTAL COMMON STOCKS	22,057,159
		(Cost $16,972,363)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.9%
GOVERNMENT AGENCY DEBT - 0.5%
$3,800,000	d	Federal Home Loan Bank (FHLB)	0.065%	04/08/15	3,800
20,000,000	d	FHLB	0.045	04/24/15	19,999
30,000,000	d	FHLB	0.067	06/03/15	29,997
42,894,000		Federal Home Loan Mortgage Corp (FHLMC)	0.075	07/31/15	42,884
		TOTAL GOVERNMENT AGENCY DEBT			96,680

TREASURY DEBT - 0.5%
3,000,000	d	United States Treasury Bill	0.090	04/02/15	3,000
300,000		United States Treasury Bill	0.050	06/04/15	300
2,000,000		United States Treasury Bill	0.130	06/25/15	2,000
1,200,000		United States Treasury Bill	0.086	07/23/15	1,200
33,500,000	d	United States Treasury Bill	0.066-0.070	08/27/15	33,489
34,300,000	d	United States Treasury Bill	0.107-0.113	09/17/15	34,284
15,000,000	d	United States Treasury Bill	0.095-0.096	10/15/15	14,989
20,000,000	d	United States Treasury Bill	0.176	12/10/15	19,976
		TOTAL TREASURY DEBT			109,238

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
427,292,533	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	427,293
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	427,293

		TOTAL SHORT-TERM INVESTMENTS	633,211
		(Cost $633,211)
		TOTAL INVESTMENTS - 102.3%	22,690,370
		(Cost $17,605,574)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%	(502,613)
		NET ASSETS - 100.0%	$22,187,757

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $413,447,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 03/31/15 the aggregate value of these securities was $30,803,000, or 0.1% of net assets.

Cost amounts are in thousands.
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2015

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
51,119	*	American Axle & Manufacturing Holdings, Inc	$1,320
173,046		BorgWarner, Inc	10,466
45,824		Cooper Tire & Rubber Co	1,963
10,380	*	Cooper-Standard Holding, Inc	615
116,351		Dana Holding Corp	2,462
20,588	*,e	Dorman Products, Inc	1,024
16,941		Drew Industries, Inc	1,043
14,344	*	Federal Mogul Corp (Class A)	191
2,910,427		Ford Motor Co	46,974
8,733	*	Fox Factory Holding Corp	134
11,841	*	Fuel Systems Solutions, Inc	131
1,199,137		General Motors Co	44,968
218,376		Gentex Corp	3,996
27,497	*	Gentherm, Inc	1,389
186,602		Goodyear Tire & Rubber Co	5,053
163,651		Harley-Davidson, Inc	9,940
497,762		Johnson Controls, Inc	25,107
61,452		Lear Corp	6,810
36,302	*	Modine Manufacturing Co	489
11,490	*	Motorcar Parts of America, Inc	319
23,465		Remy International, Inc	521
4,154	*	Shiloh Industries, Inc	58
30,024		Spartan Motors, Inc	146
15,087		Standard Motor Products, Inc	638
20,247	*	Stoneridge, Inc	229
2,693		Strattec Security Corp	199
17,815		Superior Industries International, Inc	337
46,120	*	Tenneco, Inc	2,648
71,570	*,e	Tesla Motors, Inc	13,510
33,978		Thor Industries, Inc	2,148
15,398	*	Tower International, Inc	410
82,566	*	TRW Automotive Holdings Corp	8,657
33,034	*	Visteon Corp	3,184
21,322	e	Winnebago Industries, Inc	453
		TOTAL AUTOMOBILES & COMPONENTS	197,532

BANKS - 5.8%
11,459		1st Source Corp	368
5,882		American National Bankshares, Inc	133
18,171		Ameris Bancorp	480
7,069	e	Ames National Corp	176
24,400		Apollo Residential Mortgage	389
7,344		Arrow Financial Corp	199
127,805		Associated Banc-Corp	2,377
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
66,701		Astoria Financial Corp	$864
22,313	e	Banc of California, Inc	275
5,016		Bancfirst Corp	306
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	704
73,283		Bancorpsouth, Inc	1,702
41,404		Bank Mutual Corp	303
7,880,832		Bank of America Corp	121,286
32,426	e	Bank of Hawaii Corp	1,985
4,416		Bank of Kentucky Financial Corp	217
3,864		Bank of Marin Bancorp	197
60,507		Bank of the Ozarks, Inc	2,235
17,629		BankFinancial Corp	232
70,225		BankUnited	2,299
12,411		Banner Corp	570
531,229		BB&T Corp	20,713
59,137		BBCN Bancorp, Inc	856
5,242	*,e	BBX Capital Corp	97
25,760	*	Beneficial Bancorp, Inc	291
17,538		Berkshire Hills Bancorp, Inc	486
8,326	*	Blue Hills Bancorp, Inc	110
13,481		BNC Bancorp	244
10,804	*	BofI Holding, Inc	1,005
20,505	e	BOK Financial Corp	1,255
59,217		Boston Private Financial Holdings, Inc	719
8,872		Bridge Bancorp, Inc	229
7,190	*	Bridge Capital Holdings	188
54,590		Brookline Bancorp, Inc	549
10,466		Bryn Mawr Bank Corp	318
5,527		Camden National Corp	220
16,948	*	Capital Bank Financial Corp	468
9,158		Capital City Bank Group, Inc	149
111,251		Capitol Federal Financial	1,391
22,480		Cardinal Financial Corp	449
21,201	*	Cascade Bancorp	102
60,166		Cathay General Bancorp	1,712
23,433		Centerstate Banks of Florida, Inc	279
11,733		Central Pacific Financial Corp	269
2,883		Century Bancorp, Inc	114
17,428		Charter Financial Corp	200
21,008		Chemical Financial Corp	659
145,799		CIT Group, Inc	6,578
2,276,696		Citigroup, Inc	117,295
9,568		Citizens & Northern Corp	193
131,446		Citizens Financial Group, Inc	3,172
10,721	e	City Holding Co	504
35,413		City National Corp	3,155
19,650		Clifton Bancorp, Inc	277
9,772		CNB Financial Corp	166
26,184		CoBiz, Inc	323
38,948		Columbia Banking System, Inc	1,128
137,759		Comerica, Inc	6,217
62,675		Commerce Bancshares, Inc	2,652
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
32,481		Community Bank System, Inc	$1,149
12,718		Community Trust Bancorp, Inc	422
7,261	*	CommunityOne Bancorp	71
18,360		ConnectOne Bancorp, Inc	357
5,720	*	CU Bancorp	130
39,527		Cullen/Frost Bankers, Inc	2,731
19,196	*	Customers Bancorp, Inc	468
80,226		CVB Financial Corp	1,279
23,810		Dime Community Bancshares	383
16,666	*	Eagle Bancorp, Inc	640
107,886		East West Bancorp, Inc	4,365
4,559		Enterprise Bancorp, Inc	97
14,785		Enterprise Financial Services Corp	305
31,561	*	Essent Group Ltd	755
63,330		EverBank Financial Corp	1,142
6,300	*	FCB Financial Holdings, Inc	172
7,387		Federal Agricultural Mortgage Corp (Class C)	208
12,551		Fidelity Southern Corp	212
644,558		Fifth Third Bancorp	12,150
10,211		Financial Institutions, Inc	234
15,337		First Bancorp (NC)	269
77,562	*	First Bancorp (Puerto Rico)	481
6,485		First Bancorp, Inc	113
58,052		First Busey Corp	388
3,088		First Business Financial Services, Inc	134
5,634		First Citizens Bancshares, Inc (Class A)	1,463
73,506		First Commonwealth Financial Corp	662
12,139		First Community Bancshares, Inc	213
13,926		First Connecticut Bancorp	214
7,726		First Defiance Financial Corp	254
44,691		First Financial Bancorp	796
48,150	e	First Financial Bankshares, Inc	1,331
8,954		First Financial Corp	321
12,796		First Financial Northwest, Inc	158
191,562		First Horizon National Corp	2,737
13,482		First Interstate Bancsystem, Inc	375
26,538		First Merchants Corp	625
57,533		First Midwest Bancorp, Inc	999
11,498	*	First NBC Bank Holding Co	379
263,698		First Niagara Financial Group, Inc	2,331
8,623		First of Long Island Corp	220
100,941		First Republic Bank	5,763
125,914		FirstMerit Corp	2,400
15,789	*	Flagstar Bancorp, Inc	229
23,200		Flushing Financial Corp	466
126,368		FNB Corp	1,660
11,394		Fox Chase Bancorp, Inc	192
147,923		Fulton Financial Corp	1,825
8,476		German American Bancorp, Inc	249
56,600		Glacier Bancorp, Inc	1,423
7,809		Great Southern Bancorp, Inc	308
23,534		Great Western Bancorp, Inc	518
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,166		Guaranty Bancorp	$189
187,418	*	Hampton Roads Bankshares, Inc	354
63,724		Hancock Holding Co	1,903
23,963		Hanmi Financial Corp	507
10,342		Heartland Financial USA, Inc	337
15,254		Heritage Commerce Corp	139
22,833		Heritage Financial Corp	388
14,409		Heritage Oaks Bancorp	120
55,915	*	Hilltop Holdings, Inc	1,087
40,940		Home Bancshares, Inc	1,387
54,100	e	Home Loan Servicing Solutions Ltd	895
11,314		HomeStreet, Inc	207
16,046	*	HomeTrust Bancshares, Inc	256
6,700		Horizon Bancorp	157
404,335		Hudson City Bancorp, Inc	4,237
11,015		Hudson Valley Holding Corp	282
627,640		Huntington Bancshares, Inc	6,935
23,816		IBERIABANK Corp	1,501
17,904	e	Independent Bank Corp (MA)	785
17,558		Independent Bank Corp (MI)	225
6,960		Independent Bank Group, Inc	271
40,567		International Bancshares Corp	1,056
270,415		Investors Bancorp, Inc	3,169
2,836,554		JPMorgan Chase & Co	171,839
14,732	*	Kearny Financial Corp	200
668,896		Keycorp	9,472
11,600	*	Ladder Capital Corp	215
28,418		Lakeland Bancorp, Inc	327
12,420		Lakeland Financial Corp	504
29,696		LegacyTexas Financial Group, Inc	675
4,100	*	LendingTree, Inc	230
98,740		M&T Bank Corp	12,540
18,100		Macatawa Bank Corp	97
15,363		MainSource Financial Group, Inc	302
49,622		MB Financial, Inc	1,554
12,428		Mercantile Bank Corp	243
3,784		Merchants Bancshares, Inc	110
17,750	*	Meridian Bancorp, Inc	234
4,004		Meta Financial Group, Inc	159
256,905	*	MGIC Investment Corp	2,474
6,667		Midsouth Bancorp, Inc	98
5,257		MidWestOne Financial Group, Inc	152
31,114		National Bank Holdings Corp	585
5,351	e	National Bankshares, Inc	160
89,553		National Penn Bancshares, Inc	964
17,284	*	Nationstar Mortgage Holdings, Inc	428
30,007		NBT Bancorp, Inc	752
331,783	e	New York Community Bancorp, Inc	5,551
19,480		NewBridge Bancorp	174
38,864	*	NMI Holdings, Inc	291
36,323		Northfield Bancorp, Inc	538
4,751		Northrim BanCorp, Inc	117
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
76,438		Northwest Bancshares, Inc	$906
10,808		OceanFirst Financial Corp	187
80,446	*,e	Ocwen Financial Corp	664
33,903		OFG Bancorp	553
5,881	e	Old Line Bancshares, Inc	93
79,754		Old National Bancorp	1,132
3,990		Opus Bank	123
37,788		Oritani Financial Corp	550
14,467		Pacific Continental Corp	191
12,060	*	Pacific Premier Bancorp, Inc	195
77,286		PacWest Bancorp	3,624
2,932	e	Palmetto Bancshares, Inc	56
9,233	e	Park National Corp	790
33,018		Park Sterling Bank	234
8,389		Peapack Gladstone Financial Corp	181
2,964		Penns Woods Bancorp, Inc	145
10,509		Pennsylvania Commerce Bancorp, Inc	290
9,540	*	PennyMac Financial Services, Inc	162
6,808		Peoples Bancorp, Inc	161
5,712	e	Peoples Financial Services Corp	256
229,288		People’s United Financial, Inc	3,485
26,946		Pinnacle Financial Partners, Inc	1,198
400,952		PNC Financial Services Group, Inc	37,385
77,233	*	Popular, Inc	2,656
8,859		Preferred Bank	243
54,280		PrivateBancorp, Inc	1,909
52,920		Prosperity Bancshares, Inc	2,777
45,191		Provident Financial Services, Inc	843
144,848	e	Radian Group, Inc	2,432
1,037,893		Regions Financial Corp	9,808
23,438		Renasant Corp	704
6,104		Republic Bancorp, Inc (Class A)	151
24,950	*,e	Republic First Bancorp, Inc	91
20,998		S&T Bancorp, Inc	596
18,232		Sandy Spring Bancorp, Inc	478
11,148	*	Seacoast Banking Corp of Florida	159
12,568		ServisFirst Bancshares, Inc	415
8,919		Sierra Bancorp	149
35,982	*	Signature Bank	4,663
13,207		Simmons First National Corp (Class A)	601
18,506		South State Corp	1,266
15,736	e	Southside Bancshares, Inc	451
14,769		Southwest Bancorp, Inc	263
4,158	*	Square Financial, Inc	111
24,453		State Bank & Trust Co	514
67,412	e	Sterling Bancorp/DE	904
10,870		Stock Yards Bancorp, Inc	374
7,609		Stonegate Bank	230
10,313	*,e	Stonegate Mortgage Corp	112
7,140		Suffolk Bancorp	170
5,838	*	Sun Bancorp, Inc	110
399,341		SunTrust Banks, Inc	16,409
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
141,602		Susquehanna Bancshares, Inc	$1,941
38,583	*	SVB Financial Group	4,902
101,149		Synovus Financial Corp	2,833
13,285		Talmer Bancorp Inc	203
125,733		TCF Financial Corp	1,977
9,400		Territorial Bancorp, Inc	223
32,020	*	Texas Capital Bancshares, Inc	1,558
57,429		TFS Financial Corp	843
26,827	*	The Bancorp, Inc	242
11,138		Tompkins Trustco, Inc	600
36,996	e	TowneBank	595
12,050		Trico Bancshares	291
16,178	*	Tristate Capital Holdings, Inc	169
57,396		Trustco Bank Corp NY	395
49,168		Trustmark Corp	1,194
28,301		UMB Financial Corp	1,497
128,255		Umpqua Holdings Corp	2,203
35,077	e	Union Bankshares Corp	779
52,160	e	United Bankshares, Inc	1,960
38,132		United Community Banks, Inc	720
30,361		United Community Financial Corp	166
43,727		United Financial Bancorp, Inc (New)	544
12,704		Univest Corp of Pennsylvania	251
1,289,521		US Bancorp	56,313
172,796	e	Valley National Bancorp	1,631
11,958	*	Walker & Dunlop, Inc	212
79,809		Washington Federal, Inc	1,740
10,818		Washington Trust Bancorp, Inc	413
25,864		Waterstone Financial, Inc	332
68,818		Webster Financial Corp	2,550
3,579,245		Wells Fargo & Co	194,711
24,063		WesBanco, Inc	784
11,970		West Bancorporation, Inc	238
17,801	e	Westamerica Bancorporation	769
56,653	*	Western Alliance Bancorp	1,679
52,747		Wilshire Bancorp, Inc	526
35,315		Wintrust Financial Corp	1,684
6,851		WSFS Financial Corp	518
13,848	*	Yadkin Financial Corp	281
139,772		Zions Bancorporation	3,774
		TOTAL BANKS	1,002,558

CAPITAL GOODS - 7.8%
490,366		3M Co	80,886
57,151		A.O. Smith Corp	3,753
29,877		Aaon, Inc	733
29,552		AAR Corp	907
41,768	*	Accuride Corp	195
53,734		Actuant Corp (Class A)	1,276
32,751		Acuity Brands, Inc	5,507
11,669		Advanced Drainage Systems, Inc	349
100,739	*	Aecom Technology Corp	3,105
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
28,439	*	Aegion Corp	$513
14,335	*	Aerovironment, Inc	380
68,858		AGCO Corp	3,280
77,121		Air Lease Corp	2,911
48,819		Aircastle Ltd	1,096
5,366		Alamo Group, Inc	339
23,047		Albany International Corp (Class A)	916
76,324		Allegion plc	4,669
100,674		Allison Transmission Holdings, Inc	3,216
20,492		Altra Holdings, Inc	566
13,776	*	Ameresco, Inc	102
7,032	e	American Railcar Industries, Inc	350
7,536		American Science & Engineering, Inc	368
8,518	*	American Woodmark Corp	466
184,417		Ametek, Inc	9,689
25,458		Apogee Enterprises, Inc	1,100
32,556		Applied Industrial Technologies, Inc	1,476
9,512		Argan, Inc	344
40,683	*	Armstrong World Industries, Inc	2,338
73,992	*	ArvinMeritor, Inc	933
15,638		Astec Industries, Inc	671
14,118	*	Astronics Corp	1,040
19,364		AZZ, Inc	902
80,147		Babcock & Wilcox Co	2,572
39,660		Barnes Group, Inc	1,606
77,158	*	BE Aerospace, Inc	4,909
37,178	*	Beacon Roofing Supply, Inc	1,164
35,059	*	Blount International, Inc	452
546,525		Boeing Co	82,022
36,516		Briggs & Stratton Corp	750
33,815	*	Builders FirstSource, Inc	226
13,167	*	CAI International, Inc	324
274,193	*,e	Capstone Turbine Corp	178
48,667		Carlisle Cos, Inc	4,508
468,569		Caterpillar, Inc	37,500
21,046	*	Chart Industries, Inc	738
74,655	e	Chicago Bridge & Iron Co NV	3,677
12,832		CIRCOR International, Inc	702
37,827		Clarcor, Inc	2,499
72,189	*,e	Colfax Corp	3,446
14,727		Columbus McKinnon Corp	397
33,040		Comfort Systems USA, Inc	695
18,507	*	Commercial Vehicle Group, Inc	119
9,174	*	Continental Building Products Inc	207
36,855		Crane Co	2,300
15,215		Cubic Corp	788
137,730		Cummins, Inc	19,095
35,284		Curtiss-Wright Corp	2,609
454,918		Danaher Corp	38,623
257,105	e	Deere & Co	22,546
57,673	*	DigitalGlobe, Inc	1,965
108,503		Donaldson Co, Inc	4,092
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
21,128		Douglas Dynamics, Inc	$483
124,825		Dover Corp	8,628
8,048	*	Ducommun, Inc	208
9,738	*	DXP Enterprises, Inc	429
25,816	*	Dycom Industries, Inc	1,261
11,541		Dynamic Materials Corp	147
356,846		Eaton Corp	24,244
50,074		EMCOR Group, Inc	2,327
525,081		Emerson Electric Co	29,730
15,305		Encore Wire Corp	580
34,170	*,e	Energy Recovery, Inc	88
35,662		EnerSys	2,291
12,394		Engility Holdings, Inc	372
11,300	*,e	Enphase Energy, Inc	149
17,204		EnPro Industries, Inc	1,135
2,980	*,e	Erickson Air-Crane, Inc	13
20,938		ESCO Technologies, Inc	816
23,350	*	Esterline Technologies Corp	2,672
141,494		Exelis, Inc	3,448
221,181	e	Fastenal Co	9,165
50,117		Federal Signal Corp	791
102,556		Flowserve Corp	5,793
120,516		Fluor Corp	6,889
126,637		Fortune Brands Home & Security, Inc	6,013
36,490		Franklin Electric Co, Inc	1,392
10,761		Freightcar America, Inc	338
169,616	*,e	FuelCell Energy, Inc	212
25,764	*	Furmanite Corp	203
34,938		GATX Corp	2,026
46,010	*,e	GenCorp, Inc	1,067
52,047	e	Generac Holdings, Inc	2,534
37,226		General Cable Corp	641
227,609		General Dynamics Corp	30,893
7,515,628		General Electric Co	186,463
8,759	*,e	General Finance Corp	71
22,869	*	Gibraltar Industries, Inc	375
16,574		Global Brass & Copper Holdings, Inc	256
12,250		Global Power Equipment Group, Inc	162
16,191		Gorman-Rupp Co	485
45,964		Graco, Inc	3,317
93,933	*	GrafTech International Ltd	365
9,470		Graham Corp	227
29,395		Granite Construction, Inc	1,033
44,924	*	Great Lakes Dredge & Dock Corp	270
21,031	e	Greenbrier Cos, Inc	1,220
34,315		Griffon Corp	598
23,777		H&E Equipment Services, Inc	594
61,544		Harsco Corp	1,062
80,442	*	HD Supply Holdings, Inc	2,506
49,798		Heico Corp	3,041
74,087		Hexcel Corp	3,810
41,775		Hillenbrand, Inc	1,290
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
586,573		Honeywell International, Inc	$61,185
12,024		Houston Wire & Cable Co	117
44,493		Hubbell, Inc (Class B)	4,877
37,178		Huntington Ingalls	5,210
4,796		Hurco Cos, Inc	158
7,224		Hyster-Yale Materials Handling, Inc	529
60,981		IDEX Corp	4,624
39,772	*	II-VI, Inc	734
245,912		Illinois Tool Works, Inc	23,888
204,877		Ingersoll-Rand plc	13,948
13,472		Insteel Industries, Inc	291
68,395		ITT Corp	2,730
98,921	*	Jacobs Engineering Group, Inc	4,467
21,706		John Bean Technologies Corp	775
75,852		Joy Global, Inc	2,972
9,545		Kadant, Inc	502
21,747		Kaman Corp	923
112,424		KBR, Inc	1,628
59,735		Kennametal, Inc	2,012
24,548	*,e	KEYW Holding Corp	202
38,579	*	KLX, Inc	1,487
40,842	*	Kratos Defense & Security Solutions, Inc	226
65,265		L-3 Communications Holdings, Inc	8,210
13,874	*,e	Layne Christensen Co	69
7,262		LB Foster Co (Class A)	345
37,233	e	Lennox International, Inc	4,159
59,421		Lincoln Electric Holdings, Inc	3,886
10,010	e	Lindsay Manufacturing Co	763
6,398	*,e	LMI Aerospace, Inc	78
203,203		Lockheed Martin Corp	41,242
12,960		LSI Industries, Inc	106
12,907	*	Lydall, Inc	409
8,938	*,e	Manitex International, Inc	87
100,071	e	Manitowoc Co, Inc	2,158
272,388		Masco Corp	7,273
22,281	*	Masonite International Corp	1,499
48,078	*	Mastec, Inc	928
42,810	*	Middleby Corp	4,394
7,280		Miller Industries, Inc	178
34,691	*	Moog, Inc (Class A)	2,604
65,659	*,e	MRC Global, Inc	778
34,779		MSC Industrial Direct Co (Class A)	2,511
42,636		Mueller Industries, Inc	1,540
118,277		Mueller Water Products, Inc (Class A)	1,165
14,064	*	MYR Group, Inc	441
3,938	e	National Presto Industries, Inc	250
41,173	*,e	Navistar International Corp	1,215
19,754	*	NCI Building Systems, Inc	341
12,459		NN, Inc	312
5,698	*	Norcraft Cos, Inc	146
48,825		Nordson Corp	3,825
6,979	*	Nortek, Inc	616
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
150,412		Northrop Grumman Corp	$24,210
8,845	*	Northwest Pipe Co	203
81,084	*,e	NOW, Inc	1,755
12,556		Omega Flex, Inc	316
44,268		Orbital ATK, Inc	3,392
19,593	*	Orion Marine Group, Inc	174
64,452		Oshkosh Truck Corp	3,145
89,090		Owens Corning, Inc	3,866
266,790		Paccar, Inc	16,845
81,996		Pall Corp	8,232
110,834		Parker Hannifin Corp	13,165
6,248	*	Patrick Industries, Inc	389
146,597		Pentair plc	9,219
28,503	*	Perini Corp	666
36,380	*	Pgt, Inc	407
125,956	*,e	Plug Power, Inc	326
12,258	*	Ply Gem Holdings, Inc	159
33,167	*	Polypore International, Inc	1,954
7,077		Powell Industries, Inc	239
3,314	*,e	Power Solutions International, Inc	213
14,420	*,e	PowerSecure International, Inc	190
108,495		Precision Castparts Corp	22,784
1,801		Preformed Line Products Co	76
28,783		Primoris Services Corp	495
17,206	*,e	Proto Labs, Inc	1,204
28,579		Quanex Building Products Corp	564
159,563	*	Quanta Services, Inc	4,552
27,582		Raven Industries, Inc	564
234,473		Raytheon Co	25,616
18,319		RBC Bearings, Inc	1,402
34,163		Regal-Beloit Corp	2,730
54,254	*,e	Revolution Lighting Technologies, Inc	60
56,742	*	Rexnord Corp	1,514
103,811		Rockwell Automation, Inc	12,041
102,927		Rockwell Collins, Inc	9,938
74,169		Roper Industries, Inc	12,757
26,334	*	Rush Enterprises, Inc (Class A)	720
1,869		SIFCO Industries, Inc	41
31,268		Simpson Manufacturing Co, Inc	1,168
43,514		Snap-On, Inc	6,399
32,188	*,e	SolarCity Corp	1,651
7,959	*	Sparton Corp	195
90,789	*	Spirit Aerosystems Holdings, Inc (Class A)	4,740
33,223		SPX Corp	2,821
9,752		Standex International Corp	801
118,173		Stanley Works	11,269
12,518	*	Sterling Construction Co, Inc	57
10,746	*	Stock Building Supply Holdings, Inc	194
16,194		Sun Hydraulics Corp	670
26,344	e	TAL International Group, Inc	1,073
38,585	*,e	Taser International, Inc	930
28,168	*	Teledyne Technologies, Inc	3,006
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
13,262		Tennant Co	$867
84,391		Terex Corp	2,244
15,040		Textainer Group Holdings Ltd	451
211,415		Textron, Inc	9,372
7,401	*,e	The ExOne Company	101
24,419	*	Thermon Group Holdings	588
61,779		Timken Co	2,603
33,155	e	Titan International, Inc	310
11,613	*,e	Titan Machinery, Inc	155
42,710		Toro Co	2,995
39,994		TransDigm Group, Inc	8,747
26,406	*	Trex Co, Inc	1,440
34,233	*	Trimas Corp	1,054
117,311		Trinity Industries, Inc	4,166
39,203		Triumph Group, Inc	2,341
6,504		Twin Disc, Inc	115
72,971	*	United Rentals, Inc	6,652
687,057		United Technologies Corp	80,523
14,766		Universal Forest Products, Inc	819
61,524	*,e	USG Corp	1,643
20,359	e	Valmont Industries, Inc	2,502
7,860	*	Vectrus, Inc	200
6,270	*	Veritiv Corp	277
12,845	*	Vicor Corp	195
43,350	e	W.W. Grainger, Inc	10,222
52,045	*	Wabash National Corp	734
42,633	*	WABCO Holdings, Inc	5,239
19,517		Watsco, Inc	2,453
21,144		Watts Water Technologies, Inc (Class A)	1,164
33,347	*,e	WESCO International, Inc	2,331
73,575		Westinghouse Air Brake Technologies Corp	6,990
50,082		Woodward Governor Co	2,555
8,335	*	Xerium Technologies, Inc	135
139,358		Xylem, Inc	4,880
		TOTAL CAPITAL GOODS	1,342,381

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,289		ABM Industries, Inc	1,316
37,820	e	Acacia Research (Acacia Technologies)	405
87,875	*	ACCO Brands Corp	730
16,355		Administaff, Inc	855
132,139	e	ADT Corp	5,486
27,004	*	Advisory Board Co	1,439
16,280	e	American Ecology Corp	814
26,021	*	ARC Document Solutions, Inc	240
6,166		Barrett Business Services, Inc	264
35,197		Brady Corp (Class A)	996
35,828		Brink’s Co	990
29,675	*	Casella Waste Systems, Inc (Class A)	163
35,493	*,e	CBIZ, Inc	331
10,344		CDI Corp	145
16,272	e	Ceco Environmental Corp	173
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
38,005	*,e	Cenveo, Inc	$81
74,328		Cintas Corp	6,067
71,226		Civeo Corp	181
46,034	*,e	Clean Harbors, Inc	2,614
84,979	*	Copart, Inc	3,193
25,057		Corporate Executive Board Co	2,001
87,736		Corrections Corp of America	3,532
80,750		Covanta Holding Corp	1,811
8,400	*	CRA International, Inc	261
37,676		Deluxe Corp	2,610
28,017		Dun & Bradstreet Corp	3,596
20,052		Ennis, Inc	283
92,429		Equifax, Inc	8,596
9,836		Exponent, Inc	874
9,375	*	Franklin Covey Co	181
32,036	*	FTI Consulting, Inc	1,200
15,088		G & K Services, Inc (Class A)	1,094
12,104	*	GP Strategies Corp	448
51,852	e	Healthcare Services Group	1,666
14,300		Heidrick & Struggles International, Inc	352
5,613	*	Heritage-Crystal Clean, Inc	66
43,782		Herman Miller, Inc	1,215
18,011	*	Hill International, Inc	65
33,809		HNI Corp	1,865
17,734	*	Huron Consulting Group, Inc	1,173
14,961	*	ICF International, Inc	611
114,792	*	ICO Global Communications Holdings Ltd	149
51,546	*	IHS, Inc (Class A)	5,864
33,730	*	Innerworkings, Inc	227
50,709		Interface, Inc	1,054
105,770		KAR Auction Services, Inc	4,012
20,372		Kelly Services, Inc (Class A)	355
21,985		Kforce, Inc	491
25,171		Kimball International, Inc (Class B)	264
35,963		Knoll, Inc	843
38,704		Korn/Ferry International	1,272
58,553		Manpower, Inc	5,044
25,301		Matthews International Corp (Class A)	1,303
19,108		McGrath RentCorp	629
13,300	*	Mistras Group, Inc	256
35,372		Mobile Mini, Inc	1,508
21,996		MSA Safety, Inc	1,097
8,734		Multi-Color Corp	606
40,393	*	Navigant Consulting, Inc	524
213,027		Nielsen Holdings NV	9,495
4,943		NL Industries, Inc	38
41,074	*	On Assignment, Inc	1,576
6,193	*,e	Paylocity Holding Corp	177
22,392	*	Performant Financial Corp	76
152,067		Pitney Bowes, Inc	3,546
19,286		Quad	443
8,621	*,e	Quest Resource Holding Corp	11
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
146,914		R.R. Donnelley & Sons Co	$2,819
198,459		Republic Services, Inc	8,050
32,857		Resources Connection, Inc	575
103,581		Robert Half International, Inc	6,269
72,891		Rollins, Inc	1,803
39,749	*	RPX Corp	572
12,140	*	SP Plus Corp	265
64,080		Steelcase, Inc (Class A)	1,214
63,252	*	Stericycle, Inc	8,883
15,368	*	Team, Inc	599
47,935		Tetra Tech, Inc	1,151
48,500		Towers Watson & Co	6,411
11,837	*	TriNet Group, Inc	417
30,958	*	TrueBlue, Inc	754
321,345		Tyco International plc	13,837
11,064		Unifirst Corp	1,302
31,063		United Stationers, Inc	1,273
126,116	*	Verisk Analytics, Inc	9,005
15,178		Viad Corp	422
2,793		VSE Corp	229
26,743	*	WageWorks, Inc	1,426
91,756		Waste Connections, Inc	4,417
348,412		Waste Management, Inc	18,894
29,070		West Corp	981
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	192,411

CONSUMER DURABLES & APPAREL - 1.6%
9,523		Arctic Cat, Inc	346
21,459	*,e	Beazer Homes USA, Inc	380
23,174	*	Black Diamond, Inc	219
68,196		Brunswick Corp	3,509
58,438		Callaway Golf Co	557
40,586		Carter’s, Inc	3,753
6,619	*	Cavco Industries, Inc	497
22,760	*,e	Century Communities, Inc	440
204,773		Coach, Inc	8,484
18,878		Columbia Sportswear Co	1,150
68,785	*	CROCS, Inc	812
5,480		CSS Industries, Inc	165
6,895		Culp, Inc	184
26,041	*	Deckers Outdoor Corp	1,898
11,720	*,e	Dixie Group, Inc	106
214,302		DR Horton, Inc	6,103
7,865		Escalade, Inc	137
18,783		Ethan Allen Interiors, Inc	519
3,461		Flexsteel Industries, Inc	108
35,123	*	Fossil Group, Inc	2,896
90,189	e	Garmin Ltd	4,286
13,268	*	G-III Apparel Group Ltd	1,495
15,629	*,e	GoPro, Inc	678
299,272		Hanesbrands, Inc	10,029
51,667		Harman International Industries, Inc	6,904
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
87,267	e	Hasbro, Inc	$5,519
21,693	*	Helen of Troy Ltd	1,768
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	332
34,721	*,e	Iconix Brand Group, Inc	1,169
6,890	*,e	Installed Building Products Inc	150
21,039	*,e	iRobot Corp	686
20,248	*,e	Jakks Pacific, Inc	138
145,246	*	Jarden Corp	7,684
3,583		Johnson Outdoors, Inc	119
97,088	*	Kate Spade & Co	3,242
63,287	e	KB Home	989
39,237		La-Z-Boy, Inc	1,103
52,779	*,e	Leapfrog Enterprises, Inc	115
105,108		Leggett & Platt, Inc	4,844
126,090		Lennar Corp (Class A)	6,533
10,716	*,e	LGI Homes, Inc	179
16,013		Libbey, Inc	639
7,210		Lifetime Brands, Inc	110
16,714	*	M/I Homes, Inc	398
9,100	*	Malibu Boats Inc	212
8,407	e	Marine Products Corp	72
253,542		Mattel, Inc	5,793
29,150	e	MDC Holdings, Inc	831
28,574	*	Meritage Homes Corp	1,390
153,320	*	Michael Kors Holdings Ltd	10,081
46,185	*	Mohawk Industries, Inc	8,579
12,667		Movado Group, Inc	361
4,424		Nacco Industries, Inc (Class A)	234
22,756	*	Nautilus, Inc	347
6,504	*	New Home Co Inc	104
206,517		Newell Rubbermaid, Inc	8,069
523,494		Nike, Inc (Class B)	52,522
3,356	*	NVR, Inc	4,459
10,973		Oxford Industries, Inc	828
8,860	*	Perry Ellis International, Inc	205
61,650		Phillips-Van Heusen Corp	6,569
49,324		Polaris Industries, Inc	6,960
34,091		Pool Corp	2,378
287,099		Pulte Homes, Inc	6,382
161,179	*,e	Quiksilver, Inc	298
44,148		Ralph Lauren Corp	5,805
35,106		Ryland Group, Inc	1,711
12,710	*,e	Sequential Brands Group, Inc	136
29,390	*	Skechers U.S.A., Inc (Class A)	2,113
12,508	*	Skullcandy, Inc	141
48,359	*,e	Smith & Wesson Holding Corp	616
112,658	*	Standard-Pacific Corp	1,014
45,166	*	Steven Madden Ltd	1,716
14,503	e	Sturm Ruger & Co, Inc	720
24,241	*	Taylor Morrison Home Corp	505
45,528	*	Tempur-Pedic International, Inc	2,629
132,536	*	Toll Brothers, Inc	5,214
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
107,000	*	TRI Pointe Homes, Inc	$1,651
36,378	*,e	Tumi Holdings, Inc	890
38,199		Tupperware Corp	2,636
5,056	*,e	Turtle Beach Corp	9
5,823	*	UCP, Inc (Class A)	51
127,428	*	Under Armour, Inc (Class A)	10,290
10,905	*	Unifi, Inc	394
11,370	*	Universal Electronics, Inc	642
16,444	*,e	Vera Bradley, Inc	267
259,479		VF Corp	19,541
9,200	*	Vince Holding Corp	171
48,356	*	Vista Outdoor, Inc	2,071
8,501	*	WCI Communities, Inc	204
5,214		Weyco Group, Inc	156
58,219		Whirlpool Corp	11,764
13,294	*	William Lyon Homes, Inc	343
76,448	e	Wolverine World Wide, Inc	2,557
		TOTAL CONSUMER DURABLES & APPAREL	284,003

CONSUMER SERVICES - 2.2%
7,931	*	2U, Inc	203
13,862	*	American Public Education, Inc	416
69,950	*	Apollo Group, Inc (Class A)	1,323
25,000		ARAMARK Holdings Corp	791
11,587	*	Ascent Media Corp (Series A)	461
71,477	*	Belmond Ltd.	878
18,782	*	BJ’s Restaurants, Inc	947
58,200		Bloomin’ Brands, Inc	1,416
21,179	e	Bob Evans Farms, Inc	980
58,143	*	Boyd Gaming Corp	826
14,947	*	Bravo Brio Restaurant Group, Inc	220
13,548	*	Bridgepoint Education, Inc	131
23,382	*	Bright Horizons Family Solutions	1,199
50,290		Brinker International, Inc	3,096
14,166	*	Buffalo Wild Wings, Inc	2,567
27,726	*,e	Caesars Acquisition Co	188
38,423	*,e	Caesars Entertainment Corp	405
8,131		Capella Education Co	527
46,334	*	Career Education Corp	233
318,100		Carnival Corp	15,218
12,748	e	Carriage Services, Inc	304
27,792	*	Carrols Restaurant Group, Inc	230
14,608	e	CBRL Group, Inc	2,222
37,810		Cheesecake Factory	1,865
54,819	*,e	Chegg, Inc	436
23,368	*	Chipotle Mexican Grill, Inc (Class A)	15,202
26,423		Choice Hotels International, Inc	1,693
10,504		Churchill Downs, Inc	1,208
12,474	*	Chuy’s Holdings, Inc	281
15,700		ClubCorp Holdings, Inc	304
5,623		Collectors Universe	127
100,344		Darden Restaurants, Inc	6,958
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
17,725	*	Del Frisco’s Restaurant Group, Inc	$357
75,312	*	Denny’s Corp	859
48,007		DeVry, Inc	1,601
26,852	*	Diamond Resorts International, Inc	898
12,442		DineEquity, Inc	1,331
42,657		Domino’s Pizza, Inc	4,289
81,221		Dunkin Brands Group, Inc	3,863
6,804	*,e	El Pollo Loco Holdings, Inc	174
11,217	*,e	Empire Resorts, Inc	52
3,282	*,e	Famous Dave’s of America, Inc	93
20,469	*	Fiesta Restaurant Group, Inc	1,249
2,614		Graham Holdings Co	2,744
34,464	*	Grand Canyon Education, Inc	1,492
205,098		H&R Block, Inc	6,577
102,800	*	Hilton Worldwide Holdings, Inc	3,045
82,847	*	Houghton Mifflin Harcourt Co	1,945
31,491	*	Hyatt Hotels Corp	1,865
4,863	*,e	Ignite Restaurant Group, Inc	24
20,955		International Speedway Corp (Class A)	683
33,777		Interval Leisure Group, Inc	885
13,700	*	Intrawest Resorts Holdings Inc	119
15,534	*	Isle of Capri Casinos, Inc	218
30,287		Jack in the Box, Inc	2,905
12,737	*,e	Jamba, Inc	187
26,055	*	K12, Inc	410
51,222	*	Krispy Kreme Doughnuts, Inc	1,024
33,801	*	La Quinta Holdings, Inc	800
283,236		Las Vegas Sands Corp	15,589
3,365	*	Liberty Tax, Inc	94
30,327	*	Life Time Fitness, Inc	2,152
61,345	*	LifeLock, Inc	866
14,891		Marcus Corp	317
156,869		Marriott International, Inc (Class A)	12,600
21,460		Marriott Vacations Worldwide Corp	1,739
740,773		McDonald’s Corp	72,181
282,640	*,e	MGM Mirage	5,944
7,140	*	Monarch Casino & Resort, Inc	137
23,956	*	Morgans Hotel Group Co	186
2,018		Nathan’s Famous, Inc	109
8,091	*,e	Noodles & Co	141
67,869	*	Norwegian Cruise Line Holdings Ltd	3,666
18,433	*,e	Panera Bread Co (Class A)	2,949
24,166		Papa John’s International, Inc	1,494
19,603	*	Papa Murphy’s Holdings, Inc	356
60,160	*	Penn National Gaming, Inc	942
43,980	*	Pinnacle Entertainment, Inc	1,587
18,260	*	Popeyes Louisiana Kitchen, Inc	1,092
11,582	*,e	Potbelly Corp	159
10,662	*	Red Robin Gourmet Burgers, Inc	928
37,371	*	Regis Corp	611
156,925	*,e	Restaurant Brands International, Inc	6,027
124,741		Royal Caribbean Cruises Ltd	10,210
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
46,223	*	Ruby Tuesday, Inc	$278
26,831		Ruth’s Chris Steak House, Inc	426
39,839	*,e	Scientific Games Corp (Class A)	417
51,334		SeaWorld Entertainment, Inc	990
161,096		Service Corp International	4,196
31,340	*	ServiceMaster Global Holdings, Inc	1,058
50,232		Six Flags Entertainment Corp	2,432
40,899		Sonic Corp	1,296
46,276	e	Sotheby’s (Class A)	1,956
9,984		Speedway Motorsports, Inc	227
564,212		Starbucks Corp	53,431
143,413		Starwood Hotels & Resorts Worldwide, Inc	11,975
1,378	*	Steak N Shake Co	571
11,970	*	Steiner Leisure Ltd	567
7,659	*,e	Strayer Education, Inc	409
48,004		Texas Roadhouse, Inc (Class A)	1,749
15,190		Universal Technical Institute, Inc	146
27,599		Vail Resorts, Inc	2,854
20,024	*,e	Weight Watchers International, Inc	140
207,760		Wendy’s	2,265
96,319		Wyndham Worldwide Corp	8,714
60,950		Wynn Resorts Ltd	7,672
330,788		Yum! Brands, Inc	26,040
4,563	*,e	Zoe’s Kitchen, Inc	152
		TOTAL CONSUMER SERVICES	374,581

DIVERSIFIED FINANCIALS - 3.8%
41,455	*	Affiliated Managers Group, Inc	8,904
204,666	*	Ally Financial, Inc	4,294
679,747		American Express Co	53,102
142,816		Ameriprise Financial, Inc	18,686
14,257	e	Arlington Asset Investment Corp (Class A)	343
20,852		Artisan Partners Asset Management, Inc	948
608	*	Ashford, Inc	72
856,027		Bank of New York Mellon Corp	34,447
131,560		BGC Partners, Inc (Class A)	1,243
95,550		BlackRock, Inc	34,956
16,951		Calamos Asset Management, Inc (Class A)	228
428,376		Capital One Financial Corp	33,765
20,380		Cash America International, Inc	475
66,839		CBOE Holdings, Inc	3,837
836,494		Charles Schwab Corp	25,463
7,179	e	CIFC Corp	55
240,161		CME Group, Inc	22,746
14,207		Cohen & Steers, Inc	582
10,988	*	Consumer Portfolio Services, Inc	77
75,792	*	Cowen Group, Inc	394
5,392	*	Credit Acceptance Corp	1,051
1,990		Diamond Hill Investment Group, Inc	318
349,103		Discover Financial Services	19,672
216,676	*	E*Trade Financial Corp	6,187
91,544		Eaton Vance Corp	3,812
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,334	*,e	Encore Capital Group, Inc	$804
18,647	*	Enova International, Inc	367
24,923		Evercore Partners, Inc (Class A)	1,288
38,445	*,e	Ezcorp, Inc (Class A)	351
9,821	*	FBR & Co	227
69,691	e	Federated Investors, Inc (Class B)	2,362
24,965	e	Fifth Street Asset Management, Inc	281
39,058	e	Financial Engines, Inc	1,634
21,634	*	First Cash Financial Services, Inc	1,006
69,681	*	FNFV Group	983
298,418		Franklin Resources, Inc	15,315
18,319	e	Gain Capital Holdings, Inc	179
6,584		GAMCO Investors, Inc (Class A)	517
335,113		Goldman Sachs Group, Inc	62,991
23,327	*	Green Dot Corp	371
22,433		Greenhill & Co, Inc	889
25,335		HFF, Inc (Class A)	951
40,633		Interactive Brokers Group, Inc (Class A)	1,382
86,996		IntercontinentalExchange Group, Inc	20,294
12,794	*	INTL FCStone, Inc	380
327,740		Invesco Ltd	13,008
28,315	*	Investment Technology Group, Inc	858
19,000	e	iShares Russell 2000 Index Fund	2,363
112,095		Janus Capital Group, Inc	1,927
9,015	*,e	JG Wentworth Co	94
39,750	*	KCG Holdings, Inc	487
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	283
92,967		Lazard Ltd (Class A)	4,889
78,240		Legg Mason, Inc	4,319
278,931		Leucadia National Corp	6,217
66,106		LPL Financial Holdings, Inc	2,899
10,552		Manning & Napier, Inc	137
27,836		MarketAxess Holdings, Inc	2,308
6,533		Marlin Business Services Corp	131
203,846		McGraw-Hill Financial, Inc	21,078
19,160	e	Medley Management, Inc	211
5,647		Moelis & Co	170
141,696		Moody’s Corp	14,708
1,149,502		Morgan Stanley	41,026
88,261		MSCI, Inc (Class A)	5,411
84,624		NASDAQ OMX Group, Inc	4,311
314,078		Navient Corp	6,385
15,278		Nelnet, Inc (Class A)	723
21,889	*	NewStar Financial, Inc	257
7,402		Nicholas Financial, Inc	104
178,680		Northern Trust Corp	12,445
139,841		NorthStar Asset Management Group, Inc	3,264
38,892		OM Asset Management plc	725
7,363		Oppenheimer Holdings, Inc	173
41,814	*,e	PHH Corp	1,011
17,372	*	Pico Holdings, Inc	282
13,978	*	Piper Jaffray Cos	733
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
37,321	*,e	PRA Group, Inc	$2,027
9,591		Pzena Investment Management, Inc (Class A)	88
94,509		Raymond James Financial, Inc	5,366
8,577	*	Regional Management Corp	127
9,098		Resource America, Inc (Class A)	83
19,711	*	Safeguard Scientifics, Inc	356
66,420		Santander Consumer USA Holdings, Inc	1,537
100,365		SEI Investments Co	4,425
3,845		Silvercrest Asset Management Group, Inc	55
320,682		SLM Corp	2,976
8,400	e	SPDR S&P MidCap 400 ETF Trust	2,329
120,000		SPDR Trust Series 1	24,772
18,800	*,e	Springleaf Holdings, Inc	973
322,586		State Street Corp	23,720
49,761	*	Stifel Financial Corp	2,774
97,117	*	Synchrony Financial	2,947
197,360		T Rowe Price Group, Inc	15,982
185,673		TD Ameritrade Holding Corp	6,918
6,509	*,e	Tiptree Financial, Inc	43
5,194		Virtus Investment Partners, Inc	679
106,485		Voya Financial, Inc	4,591
65,189		Waddell & Reed Financial, Inc (Class A)	3,229
28,439	*,e	Walter Investment Management Corp	459
5,409		Westwood Holdings Group, Inc	326
80,939		WisdomTree Investments, Inc	1,737
6,547	*,e	World Acceptance Corp	477
		TOTAL DIVERSIFIED FINANCIALS	650,162

ENERGY - 7.2%
70,225	*	Abraxas Petroleum Corp	228
1,730		Adams Resources & Energy, Inc	116
17,965		Alon USA Energy, Inc	298
13,406	*,e	Amyris Biotechnologies, Inc	32
378,502		Anadarko Petroleum Corp	31,344
40,296	*,e	Antero Resources Corp	1,423
289,064		Apache Corp	17,439
30,066	*,e	Approach Resources, Inc	198
14,064	e	Ardmore Shipping Corp	142
36,028	*,e	Aspen Aerogels, Inc	262
42,045		Atwood Oceanics, Inc	1,182
326,738		Baker Hughes, Inc	20,774
23,122	*	Basic Energy Services, Inc	160
48,074	*,e	Bill Barrett Corp	399
24,316	*	Bonanza Creek Energy, Inc	600
26,221		Bristow Group, Inc	1,428
34,352	*,e	C&J Energy Services Ltd	382
315,766		Cabot Oil & Gas Corp	9,325
235,429		California Resources Corp	1,792
30,407	*	Callon Petroleum Co	227
154,562	*	Cameron International Corp	6,974
15,028	e	CARBO Ceramics, Inc	459
34,645	*	Carrizo Oil & Gas, Inc	1,720
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
178,285	*	Cheniere Energy, Inc	$13,799
399,678	e	Chesapeake Energy Corp	5,659
1,426,764		Chevron Corp	149,782
66,090		Cimarex Energy Co	7,606
4,602	*,e	Clayton Williams Energy, Inc	233
70,229	*,e	Clean Energy Fuels Corp	375
46,507	*	Cloud Peak Energy, Inc	271
265,537	*	Cobalt International Energy, Inc	2,499
36,545	e	Comstock Resources, Inc	130
84,892	*	Concho Resources, Inc	9,841
919,428		ConocoPhillips	57,244
173,265		Consol Energy, Inc	4,832
12,994	*	Contango Oil & Gas Co	286
64,816	*,e	Continental Resources, Inc	2,831
11,149	e	CVR Energy, Inc	475
37,115		Delek US Holdings, Inc	1,475
266,127	e	Denbury Resources, Inc	1,940
305,699		Devon Energy Corp	18,437
53,570		DHT Holdings, Inc	374
50,196	e	Diamond Offshore Drilling, Inc	1,345
28,919	*	Diamondback Energy, Inc	2,222
5,647	*	Dorian LPG Ltd	74
57,836	*	Dresser-Rand Group, Inc	4,647
30,642	*	Dril-Quip, Inc	2,096
23,439	*,e	Eclipse Resources Corp	132
43,233	*,e	Emerald Oil, Inc	32
55,035		Energen Corp	3,632
409,577		EOG Resources, Inc	37,554
25,000	*,e	EP Energy Corp	262
114,878		EQT Corp	9,520
12,643	*	Era Group, Inc	263
11,704		Evolution Petroleum Corp	70
130,558	e	EXCO Resources, Inc	239
43,775		Exterran Holdings, Inc	1,470
3,218,577	d	Exxon Mobil Corp	273,579
178,050	*	FMC Technologies, Inc	6,590
36,137	*,e	FMSA Holdings, Inc	262
39,615	*	Forum Energy Technologies, Inc	776
26,300		Frank’s International NV	492
39,564	*,e	Frontline Ltd	89
36,931	*,e	FX Energy, Inc	46
32,033	e	GasLog Ltd	622
46,154	*	Gastar Exploration, Inc	121
9,836	*,e	Geospace Technologies Corp	162
8,901	*,e	Glori Energy, Inc	19
33,053	e	Golar LNG Ltd	1,100
26,945		Green Plains Renewable Energy, Inc	769
11,124		Gulf Island Fabrication, Inc	165
20,444	e	Gulfmark Offshore, Inc	267
64,737	*	Gulfport Energy Corp	2,972
197,703	*,e	Halcon Resources Corp	304
3,710		Hallador Petroleum Co	43
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
633,914		Halliburton Co	$27,816
33,334	*,e	Harvest Natural Resources, Inc	15
81,306	*	Helix Energy Solutions Group, Inc	1,216
71,374	e	Helmerich & Payne, Inc	4,858
189,789		Hess Corp	12,881
150,647		Holly Corp	6,067
27,723	*,e	Hornbeck Offshore Services, Inc	521
100,154	*	ION Geophysical Corp	217
823	*	Isramco, Inc	104
8,500	*,e	Jones Energy, Inc (Class A)	76
99,683	*	Key Energy Services, Inc	181
1,019,501		Kinder Morgan, Inc	42,880
73,463	*	Kosmos Energy LLC	581
58,420	*,e	Laredo Petroleum Holdings, Inc	762
152,810	*,e	Magnum Hunter Resources Corp	408
508,475		Marathon Oil Corp	13,276
178,433		Marathon Petroleum Corp	18,270
55,403	*,e	Matador Resources Co	1,214
23,922	*	Matrix Service Co	420
180,710	*,e	McDermott International, Inc	694
34,077	*	Memorial Resource Development Corp	605
37,819	*,e	Miller Petroleum, Inc	24
9,855	*	Mitcham Industries, Inc	45
134,308		Murphy Oil Corp	6,259
223,659		Nabors Industries Ltd	3,053
322,057		National Oilwell Varco, Inc	16,100
9,713	*	Natural Gas Services Group, Inc	187
61,477		Navios Maritime Acq Corp	218
103,184	*	Newfield Exploration Co	3,621
69,133	*	Newpark Resources, Inc	630
290,889		Noble Energy, Inc	14,224
13,964	e	Nordic American Offshore Ltd	128
68,002	e	Nordic American Tanker Shipping	810
54,400	e	North Atlantic Drilling Ltd	63
48,403	*,e	Northern Oil And Gas, Inc	373
76,721	*,e	Oasis Petroleum, Inc	1,091
588,574		Occidental Petroleum Corp	42,966
82,172		Oceaneering International, Inc	4,432
35,581	*	Oil States International, Inc	1,415
156,584		Oneok, Inc	7,554
15,683	*,e	Pacific Ethanol, Inc	169
10,734		Panhandle Oil and Gas, Inc (Class A)	212
96,030	*	Parker Drilling Co	335
37,983	*,e	Parsley Energy, Inc	607
109,613		Patterson-UTI Energy, Inc	2,058
51,801		PBF Energy, Inc	1,757
27,088	*	PDC Energy, Inc	1,464
207,042	e	Peabody Energy Corp	1,019
50,170	*,e	Penn Virginia Corp	325
43,261	*	Petroquest Energy, Inc	100
9,723	*	PHI, Inc	292
424,080		Phillips 66	33,333
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
42,944	*	Pioneer Energy Services Corp	$233
107,751		Pioneer Natural Resources Co	17,618
9,686	*,e	Profire Energy, Inc	13
136,144		Questar Market Resources, Inc	2,839
124,202		Range Resources Corp	6,463
21,954	*	Renewable Energy Group, Inc	202
36,039	*,e	Rex Energy Corp	134
5,384	*	Rex Stores Corp	327
38,100	*,e	Rice Energy, Inc	829
9,601	*,e	RigNet, Inc	274
14,462	*,e	Ring Energy, Inc	154
45,950	*	Rosetta Resources, Inc	782
93,726		Rowan Cos plc	1,660
46,325		RPC, Inc	593
17,500	*	RSP Permian, Inc	441
46,742	*,e	Sanchez Energy Corp	608
375,818	*,e	SandRidge Energy, Inc	669
974,712		Schlumberger Ltd	81,330
129,737		Scorpio Tankers, Inc	1,222
15,043	*	SEACOR Holdings, Inc	1,048
267,582	e	Seadrill Ltd	2,502
31,863		SemGroup Corp	2,592
28,548	*,e	Seventy Seven Energy, Inc	118
45,041	e	Ship Finance International Ltd	667
266,793	*,e	Southwestern Energy Co	6,187
502,659		Spectra Energy Corp	18,181
50,791		St. Mary Land & Exploration Co	2,625
42,383	*	Stone Energy Corp	622
118,843		Superior Energy Services	2,655
39,048	*,e	Swift Energy Co	84
44,903	*	Synergy Resources Corp	532
36,476		Targa Resources Investments, Inc	3,494
34,489		Teekay Corp	1,606
48,134	e	Teekay Tankers Ltd (Class A)	276
26,063		Tesco Corp	296
97,850		Tesoro Corp	8,933
61,337	*	Tetra Technologies, Inc	379
36,444	e	Tidewater, Inc	698
17,866	*,e	TransAtlantic Petroleum Ltd	95
56,984	*,e	Triangle Petroleum Corp	287
116,012	*,e	Ultra Petroleum Corp	1,813
36,980	*	Unit Corp	1,035
40,307	e	US Silica Holdings Inc	1,435
48,465	*	Vaalco Energy, Inc	119
401,926		Valero Energy Corp	25,571
169,150	*,e	Vantage Drilling Co	55
8,585	*,e	Vertex Energy, Inc	32
26,733	e	W&T Offshore, Inc	137
67,894	*	Warren Resources, Inc	60
41,371		Western Refining, Inc	2,043
10,257	*	Westmoreland Coal Co	274
125,774	*	Whiting Petroleum Corp	3,886
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
561,614		Williams Cos, Inc	$28,412
55,107		World Fuel Services Corp	3,168
151,612	*	WPX Energy, Inc	1,657
		TOTAL ENERGY	1,244,820

FOOD & STAPLES RETAILING - 2.2%
21,366		Andersons, Inc	884
29,135		Casey’s General Stores, Inc	2,625
14,374	*,e	Chefs’ Warehouse Holdings, Inc	322
329,586		Costco Wholesale Corp	49,931
876,313		CVS Corp	90,444
11,866	*,e	Fairway Group Holdings Corp	80
31,233	*,e	Fresh Market, Inc	1,269
8,163		Ingles Markets, Inc (Class A)	404
381,395		Kroger Co	29,238
24,395	e	Liberator Medical Holdings, Inc	85
6,410	*	Natural Grocers by Vitamin C	177
14,319	e	Pricesmart, Inc	1,217
731,408	*	Rite Aid Corp	6,356
30,608	*,e	Roundy’s, Inc	150
28,394		Spartan Stores, Inc	896
69,957	*	Sprouts Farmers Market, Inc	2,465
154,781	*	Supervalu, Inc	1,800
438,160		Sysco Corp	16,532
38,243	*	United Natural Foods, Inc	2,946
4,843		Village Super Market (Class A)	152
714,449		Walgreens Boots Alliance, Inc	60,500
1,194,081		Wal-Mart Stores, Inc	98,213
8,834		Weis Markets, Inc	440
275,968		Whole Foods Market, Inc	14,372
		TOTAL FOOD & STAPLES RETAILING	381,498

FOOD, BEVERAGE & TOBACCO - 4.5%
32,198	*,e	22nd Century Group, Inc	28
2,319	e	Alico, Inc	119
1,488,807		Altria Group, Inc	74,470
492,251		Archer Daniels Midland Co	23,333
40,577		B&G Foods, Inc (Class A)	1,194
6,146	*,e	Boston Beer Co, Inc (Class A)	1,643
44,670	*	Boulder Brands, Inc	426
114,934		Brown-Forman Corp (Class B)	10,384
111,586		Bunge Ltd	9,190
9,305		Calavo Growers, Inc	478
23,658	e	Cal-Maine Foods, Inc	924
130,870	e	Campbell Soup Co	6,092
3,512		Coca-Cola Bottling Co Consolidated	397
2,971,326		Coca-Cola Co	120,487
189,385		Coca-Cola Enterprises, Inc	8,371
318,825		ConAgra Foods, Inc	11,647
117,161	*	Constellation Brands, Inc (Class A)	13,615
7,653	*	Craft Brewers Alliance, Inc	104
124,713	*	Darling International, Inc	1,747
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
70,011		Dean Foods Co	$1,157
16,103	*	Diamond Foods, Inc	524
148,462		Dr Pepper Snapple Group, Inc	11,651
5,320	*	Farmer Bros Co	132
128,238		Flowers Foods, Inc	2,916
27,620	e	Fresh Del Monte Produce, Inc	1,075
460,544		General Mills, Inc	26,067
76,104	*	Hain Celestial Group, Inc	4,874
111,924		Hershey Co	11,294
100,334		Hormel Foods Corp	5,704
55,864		Ingredion, Inc	4,347
10,713	*	Inventure Foods, Inc	120
11,326		J&J Snack Foods Corp	1,208
77,404		J.M. Smucker Co	8,958
5,780		John B. Sanfilippo & Son, Inc	249
192,474		Kellogg Co	12,694
106,276		Keurig Green Mountain, Inc	11,874
446,174		Kraft Foods Group, Inc	38,868
14,003		Lancaster Colony Corp	1,333
38,935		Lance, Inc	1,244
19,323	*	Landec Corp	270
3,603	e	Lifeway Foods, Inc	77
6,464	e	Limoneira Co	141
272,670		Lorillard, Inc	17,819
98,712		McCormick & Co, Inc	7,612
152,786		Mead Johnson Nutrition Co	15,360
103,045		Molson Coors Brewing Co (Class B)	7,672
1,269,760		Mondelez International, Inc	45,826
108,438	*	Monster Beverage Corp	15,007
8,815	*	National Beverage Corp	215
15,084	*	Omega Protein Corp	206
1,136,253		PepsiCo, Inc	108,648
1,178,849		Philip Morris International, Inc	88,803
48,235	e	Pilgrim’s Pride Corp	1,090
40,896		Pinnacle Foods, Inc	1,669
33,337	*,e	Post Holdings, Inc	1,562
231,747		Reynolds American, Inc	15,970
17,484	e	Sanderson Farms, Inc	1,393
224	*	Seaboard Corp	926
6,106	*	Seneca Foods Corp	182
14,223	*,e	Synutra International, Inc	91
15,818	e	Tootsie Roll Industries, Inc	537
31,544	*	TreeHouse Foods, Inc	2,682
201,794		Tyson Foods, Inc (Class A)	7,729
17,708	e	Universal Corp	835
52,784	e	Vector Group Ltd	1,160
131,695	*	WhiteWave Foods Co (Class A)	5,839
		TOTAL FOOD, BEVERAGE & TOBACCO	780,259

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
9,496	*,e	AAC Holdings, Inc	290
15,924	e	Abaxis, Inc	1,021
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,127,470		Abbott Laboratories	$52,236
29,721	*,e	Abiomed, Inc	2,127
26,970	*	Acadia Healthcare Co, Inc	1,931
58,290	*,e	Accuray, Inc	542
20,426		Aceto Corp	449
4,240	*	Addus HomeCare Corp	98
4,312	*,e	Adeptus Health, Inc	217
268,280		Aetna, Inc	28,580
29,433	*,e	Air Methods Corp	1,371
61,821	*	Align Technology, Inc	3,325
4,207	*	Alliance HealthCare Services, Inc	93
133,589	*	Allscripts Healthcare Solutions, Inc	1,598
7,268	*	Almost Family, Inc	325
21,596	*	Amedisys, Inc	578
169,281		AmerisourceBergen Corp	19,242
34,893	*	AMN Healthcare Services, Inc	805
24,628	*	Amsurg Corp	1,515
9,253		Analogic Corp	841
18,523	*	Angiodynamics, Inc	330
10,943	*	Anika Therapeutics, Inc	451
91,526	*,e	Antares Pharma, Inc	248
209,933		Anthem, Inc	32,416
28,653	*,e	athenahealth, Inc	3,421
21,089	*	AtriCure, Inc	432
1,165		Atrion Corp	403
57,809		Bard (C.R.), Inc	9,674
407,311		Baxter International, Inc	27,901
156,591		Becton Dickinson & Co	22,485
17,746	*,e	Bio-Reference Labs, Inc	625
51,896	*,e	BioScrip, Inc	230
19,708	*	BioTelemetry, Inc	174
1,001,367	*	Boston Scientific Corp	17,774
123,825	*	Brookdale Senior Living, Inc	4,676
27,942		Cantel Medical Corp	1,327
21,051	*	Capital Senior Living Corp	546
254,966		Cardinal Health, Inc	23,016
20,716	*	Cardiovascular Systems, Inc	809
9,769	*,e	Castlight Health, Inc	76
156,388	*	Catamaran Corp	9,311
87,186	*	Centene Corp	6,163
223,900	*	Cerner Corp	16,403
49,516	*,e	Cerus Corp	206
14,552	e	Chemed Corp	1,737
201,665		Cigna Corp	26,104
28,753	*	Civitas Solutions, Inc	602
87,364	*	Community Health Systems, Inc	4,567
9,537	e	Computer Programs & Systems, Inc	517
20,631		Conmed Corp	1,042
36,230		Cooper Cos, Inc	6,790
12,032	*	Corvel Corp	414
22,090	*	Cross Country Healthcare, Inc	262
19,963		CryoLife, Inc	207
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
20,834	*	Cyberonics, Inc	$1,353
16,811	*	Cynosure, Inc (Class A)	516
134,706	*	DaVita, Inc	10,949
107,333		Dentsply International, Inc	5,462
16,710	*	Derma Sciences, Inc	142
56,587	*	DexCom, Inc	3,528
79,607	*	Edwards Lifesciences Corp	11,341
47,927	*,e	Endologix, Inc	818
14,856		Ensign Group, Inc	696
52,626	*	Envision Healthcare Holdings, Inc	2,018
7,074	*	Exactech, Inc	181
26,213	*	ExamWorks Group, Inc	1,091
553,763	*	Express Scripts Holding Co	48,050
29,310	*	Five Star Quality Care, Inc	130
15,881	*	Genesis Health Care, Inc	113
30,765	*,e	GenMark Diagnostics, Inc	399
49,755	*	Globus Medical, Inc	1,256
18,107	*	Greatbatch, Inc	1,047
38,562	*	Haemonetics Corp	1,732
35,247	*,e	Halyard Health, Inc	1,734
25,502	*	Hanger Orthopedic Group, Inc	579
245,031	*	HCA Holdings, Inc	18,434
60,101	*	Health Net, Inc	3,635
5,930	*	HealthEquity, Inc	148
66,457		Healthsouth Corp	2,948
14,864	*	HealthStream, Inc	375
28,116	*,e	Healthways, Inc	554
12,504	*,e	HeartWare International, Inc	1,097
63,797	*	Henry Schein, Inc	8,907
43,409		Hill-Rom Holdings, Inc	2,127
65,676	*	HMS Holdings Corp	1,015
181,625	*	Hologic, Inc	5,998
116,002		Humana, Inc	20,651
9,893	*	ICU Medical, Inc	921
33,396	*	Idexx Laboratories, Inc	5,159
35,949	*	IMS Health Holdings, Inc	973
4,131	*	Inogen Inc	132
41,898	*	Insulet Corp	1,397
18,839	*	Integra LifeSciences Holdings Corp	1,161
27,134	*	Intuitive Surgical, Inc	13,703
23,110		Invacare Corp	449
62,113	*	Inverness Medical Innovations, Inc	3,037
12,768	*	IPC The Hospitalist Co, Inc	595
6,547	*	K2M Group Holdings, Inc	144
47,130		Kindred Healthcare, Inc	1,121
75,177	*	Laboratory Corp of America Holdings	9,479
8,629		Landauer, Inc	303
12,518	*	LDR Holding Corp	459
11,927	*	LHC Group, Inc	394
33,622	*	LifePoint Hospitals, Inc	2,470
20,796	*	Magellan Health Services, Inc	1,473
38,810	*	Masimo Corp	1,280
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
172,760		McKesson Corp	$39,078
44,883	*	MedAssets, Inc	845
39,902	*	Medidata Solutions, Inc	1,957
1,073,420		Medtronic plc	83,716
43,385	*	Merge Healthcare, Inc	194
31,965		Meridian Bioscience, Inc	610
32,366	*	Merit Medical Systems, Inc	623
22,845	*	Molina Healthcare, Inc	1,537
8,081		National Healthcare Corp	515
5,598	e	National Research Corp	81
22,829	*	Natus Medical, Inc	901
27,729	*	Neogen Corp	1,296
35,423	*	NuVasive, Inc	1,629
45,234	*	NxStage Medical, Inc	783
74,986		Omnicare, Inc	5,778
27,790	*	Omnicell, Inc	975
36,642	*	OraSure Technologies, Inc	240
14,876	*	Orthofix International NV	534
48,567		Owens & Minor, Inc	1,643
10,159	*,e	Oxford Immunotec Global plc	143
64,882		Patterson Cos, Inc	3,166
75,502	*	Pediatrix Medical Group, Inc	5,475
23,814	*	PharMerica Corp	671
9,836	*,e	PhotoMedex, Inc	20
24,800	*	Premier, Inc	932
8,598	*	Providence Service Corp	457
37,773		Quality Systems, Inc	604
110,089		Quest Diagnostics, Inc	8,460
21,781	*	Quidel Corp	588
25,914	*	RadNet, Inc	218
106,456	e	Resmed, Inc	7,641
31,391	*,e	Rockwell Medical Technologies, Inc	343
38,631	*	RTI Biologics, Inc	191
21,248	*,e	Second Sight Medical Products, Inc	272
36,584		Select Medical Holdings Corp	543
25,042	*	Sientra, Inc	481
43,638	*	Sirona Dental Systems, Inc	3,927
30,482	*,e	Spectranetics Corp	1,060
214,098		St. Jude Medical, Inc	14,002
26,141	*,e	Staar Surgical Co	194
44,285	e	STERIS Corp	3,112
251,581		Stryker Corp	23,208
8,600	*	Surgical Care Affiliates, Inc	295
13,627	*	SurModics, Inc	355
8,124	*	Symmetry Surgical, Inc	60
5,981	*	Tandem Diabetes Care, Inc	75
52,336	*	Team Health Holdings, Inc	3,062
31,210		Teleflex, Inc	3,771
73,295	*	Tenet Healthcare Corp	3,629
42,853	*	Thoratec Corp	1,795
26,972	*	Tornier BV	707
20,401	*,e	TransEnterix, Inc	60
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
20,300	*	Triple-S Management Corp (Class B)	$404
5,633	*,e	TriVascular Technologies, Inc	59
36,586	*,e	Trupanion, Inc	293
110,774	*,e	Unilife Corp	444
735,552		UnitedHealth Group, Inc	87,009
28,773		Universal American Corp	307
67,302		Universal Health Services, Inc (Class B)	7,922
8,422		US Physical Therapy, Inc	400
2,349		Utah Medical Products, Inc	141
78,706	*	Varian Medical Systems, Inc	7,405
12,709	*	Vascular Solutions, Inc	385
66,310	*	VCA Antech, Inc	3,635
28,575	*,e	Veeva Systems, Inc	730
4,910	*,e	Veracyte, Inc	36
15,934	*	Vocera Communications, Inc	158
32,655	*	WellCare Health Plans, Inc	2,987
52,696	e	West Pharmaceutical Services, Inc	3,173
38,008	*	Wright Medical Group, Inc	981
22,473	*,e	Zeltiq Aesthetics, Inc	693
126,112		Zimmer Holdings, Inc	14,821
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	906,632

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
323,551	e	Avon Products, Inc	2,585
39,882	*	Central Garden and Pet Co (Class A)	423
101,605		Church & Dwight Co, Inc	8,679
96,320		Clorox Co	10,633
685,599		Colgate-Palmolive Co	47,539
43,500		Coty, Inc	1,056
15,686	*,e	Elizabeth Arden, Inc	245
46,250		Energizer Holdings, Inc	6,385
170,996		Estee Lauder Cos (Class A)	14,220
15,213	e	Female Health Co	43
57,128	*,e	Herbalife Ltd	2,443
37,377	*	HRG Group, Inc	466
12,258		Inter Parfums, Inc	400
281,978		Kimberly-Clark Corp	30,203
9,661	*	Medifast, Inc	289
5,868		Nature’s Sunshine Products, Inc	77
44,175	e	Nu Skin Enterprises, Inc (Class A)	2,660
8,067	*	Nutraceutical International Corp	159
3,981		Oil-Dri Corp of America	134
4,547		Orchids Paper Products Co	123
2,028,075		Procter & Gamble Co	166,180
9,587	*	Revlon, Inc (Class A)	395
15,918		Spectrum Brands, Inc	1,426
5,403	*,e	USANA Health Sciences, Inc	600
11,764		WD-40 Co	1,042
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	298,405

INSURANCE - 4.1%
252,474		ACE Ltd	28,148
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
340,340		Aflac, Inc	$21,785
12,235	*	Alleghany Corp	5,958
74,631		Allied World Assurance Co Holdings Ltd	3,015
325,280		Allstate Corp	23,150
34,048	*	AMBAC Financial Group, Inc	824
56,412		American Equity Investment Life Holding Co	1,643
53,198		American Financial Group, Inc	3,413
1,030,935		American International Group, Inc	56,485
5,469		American National Insurance Co	538
13,065		Amerisafe, Inc	604
23,097	e	Amtrust Financial Services, Inc	1,316
210,309		Aon plc	20,215
101,165	*	Arch Capital Group Ltd	6,232
22,861		Argo Group International Holdings Ltd	1,147
118,906		Arthur J. Gallagher & Co	5,559
50,374		Aspen Insurance Holdings Ltd	2,379
53,724		Assurant, Inc	3,299
129,363		Assured Guaranty Ltd	3,414
8,461	*,e	Atlas Financial Holdings, Inc	150
84,687		Axis Capital Holdings Ltd	4,368
6,904		Baldwin & Lyons, Inc (Class B)	162
1,371,733	*	Berkshire Hathaway, Inc (Class B)	197,969
91,363		Brown & Brown, Inc	3,025
173,041		Chubb Corp	17,494
124,217		Cincinnati Financial Corp	6,618
32,879	*,e	Citizens, Inc (Class A)	203
19,762		CNA Financial Corp	819
164,574		Conseco, Inc	2,834
19,001		Crawford & Co (Class B)	164
7,812		Donegal Group, Inc (Class A)	123
4,503		EMC Insurance Group, Inc	152
24,104		Employers Holdings, Inc	651
33,679	e	Endurance Specialty Holdings Ltd	2,059
7,068	*	Enstar Group Ltd	1,003
20,774		Erie Indemnity Co (Class A)	1,813
34,974		Everest Re Group Ltd	6,085
9,829		FBL Financial Group, Inc (Class A)	610
8,326		Federated National Holding Co	255
8,299		Fidelity & Guaranty Life	176
80,939		First American Financial Corp	2,888
209,065		FNF Group	7,685
375,048	*	Genworth Financial, Inc (Class A)	2,742
20,683	*	Greenlight Capital Re Ltd (Class A)	658
7,438	*	Hallmark Financial Services	79
33,724		Hanover Insurance Group, Inc	2,448
318,867		Hartford Financial Services Group, Inc	13,335
75,001		HCC Insurance Holdings, Inc	4,250
6,789		HCI Group, Inc	311
5,489	*	Heritage Insurance Holdings, Inc	121
29,235		Horace Mann Educators Corp	1,000
5,951		Independence Holding Co	81
10,249		Infinity Property & Casualty Corp	841
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
2,854		Kansas City Life Insurance Co	$131
37,633		Kemper Corp	1,466
197,663		Lincoln National Corp	11,358
234,894		Loews Corp	9,591
34,934		Maiden Holdings Ltd	518
10,434	*	Markel Corp	8,023
411,993		Marsh & McLennan Cos, Inc	23,109
108,070	*	MBIA, Inc	1,005
42,189		Meadowbrook Insurance Group, Inc	359
20,342		Mercury General Corp	1,175
696,541		Metlife, Inc	35,210
34,784		Montpelier Re Holdings Ltd	1,337
27,288		National General Holdings Corp	510
7,244		National Interstate Corp	203
1,551		National Western Life Insurance Co (Class A)	394
8,338	*	Navigators Group, Inc	649
195,723		Old Republic International Corp	2,924
17,609		OneBeacon Insurance Group Ltd (Class A)	268
38,267		PartnerRe Ltd	4,375
4,932	*	Phoenix Cos, Inc	247
43,301		Primerica, Inc	2,204
220,518		Principal Financial Group	11,328
42,876		ProAssurance Corp	1,968
440,191		Progressive Corp	11,973
345,320		Prudential Financial, Inc	27,733
51,072		Reinsurance Group of America, Inc (Class A)	4,759
36,713		RenaissanceRe Holdings Ltd	3,661
32,282		RLI Corp	1,692
10,041		Safety Insurance Group, Inc	600
42,211		Selective Insurance Group, Inc	1,226
33,695		Stancorp Financial Group, Inc	2,312
9,480		State Auto Financial Corp	230
16,046		Stewart Information Services Corp	652
56,908		Symetra Financial Corp	1,335
42,743	*	Third Point Reinsurance Ltd	605
99,838		Torchmark Corp	5,483
238,765		Travelers Cos, Inc	25,818
6,929	*	United America Indemnity Ltd	192
16,961		United Fire & Casualty Co	539
12,682		United Insurance Holdings Corp	285
22,242		Universal Insurance Holdings, Inc	569
191,926		UnumProvident Corp	6,474
68,796		Validus Holdings Ltd	2,896
73,795		W.R. Berkley Corp	3,727
4,646		White Mountains Insurance Group Ltd	3,180
202,629		XL Capital Ltd	7,457
		TOTAL INSURANCE	704,046

MATERIALS - 3.6%
22,177		A. Schulman, Inc	1,069
3,376	*	AEP Industries, Inc	186
159,719		Air Products & Chemicals, Inc	24,162
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
56,289		Airgas, Inc	$5,973
132,725	*,e	AK Steel Holding Corp	593
86,554		Albemarle Corp	4,574
887,161		Alcoa, Inc	11,462
81,466		Allegheny Technologies, Inc	2,445
20,501	e	American Vanguard Corp	218
7,032		Ampco-Pittsburgh Corp	123
49,070		Aptargroup, Inc	3,117
51,841		Ashland, Inc	6,600
75,563		Avery Dennison Corp	3,998
55,576	*	Axalta Coating Systems Ltd	1,535
52,910		Axiall Corp	2,484
23,190		Balchem Corp	1,284
105,468		Ball Corp	7,450
75,889		Bemis Co, Inc	3,514
67,435	*	Berry Plastics Group, Inc	2,440
29,817	*	Boise Cascade Co	1,117
14,781		Brush Engineered Materials, Inc	568
48,545		Cabot Corp	2,185
41,280		Calgon Carbon Corp	870
38,318		Carpenter Technology Corp	1,490
11,808	*,e	Castle (A.M.) & Co	43
117,317		Celanese Corp (Series A)	6,553
39,702	*,e	Century Aluminum Co	548
35,930		CF Industries Holdings, Inc	10,193
5,158		Chase Corp	226
73,547	*	Chemtura	2,007
15,540	*	Clearwater Paper Corp	1,015
66,499	e	Cliffs Natural Resources, Inc	320
77,643	*,e	Coeur d’Alene Mines Corp	366
89,141		Commercial Metals Co	1,443
25,270		Compass Minerals International, Inc	2,355
105,024	*	Crown Holdings, Inc	5,673
55,532		Cytec Industries, Inc	3,001
9,014		Deltic Timber Corp	597
48,674		Domtar Corp	2,250
902,382		Dow Chemical Co	43,296
688,273		Du Pont (E.I.) de Nemours & Co	49,191
37,135		Eagle Materials, Inc	3,103
113,228		Eastman Chemical Co	7,842
199,792		Ecolab, Inc	22,852
55,318	*	Ferro Corp	694
40,724	*,e	Flotek Industries, Inc	600
100,339		FMC Corp	5,744
778,444		Freeport-McMoRan Copper & Gold, Inc (Class B)	14,752
14,460		FutureFuel Corp	149
32,454		Glatfelter	893
47,286		Globe Specialty Metals, Inc	895
24,960	*,e	Gold Resource Corp	80
205,071		Graphic Packaging Holding Co	2,982
24,459		Greif, Inc (Class A)	961
39,075		H.B. Fuller Co	1,675
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,809		Hawkins, Inc	$259
9,402		Haynes International, Inc	419
54,162	*	Headwaters, Inc	993
262,218	e	Hecla Mining Co	781
33,599	*,e	Horsehead Holding Corp	425
152,705		Huntsman Corp	3,385
16,427		Innophos Holdings, Inc	926
18,027		Innospec, Inc	836
62,007		International Flavors & Fragrances, Inc	7,280
325,803		International Paper Co	18,079
40,015	*,e	Intrepid Potash, Inc	462
14,023		Kaiser Aluminum Corp	1,078
62,146		Kapstone Paper and Packaging Corp	2,041
4,800		KMG Chemicals, Inc	128
16,539		Koppers Holdings, Inc	325
24,388	*	Kraton Polymers LLC	493
14,288		Kronos Worldwide, Inc	181
104,108	*	Louisiana-Pacific Corp	1,719
13,887	*	LSB Industries, Inc	574
311,087		LyondellBasell Industries AF S.C.A	27,313
8,861	*,e	Marrone Bio Innovations, Inc	34
46,995		Martin Marietta Materials, Inc	6,570
127,312		MeadWestvaco Corp	6,349
27,178		Minerals Technologies, Inc	1,987
364,964		Monsanto Co	41,073
237,005		Mosaic Co	10,916
23,791		Myers Industries, Inc	417
11,726		Neenah Paper, Inc	733
6,792		NewMarket Corp	3,245
373,040		Newmont Mining Corp	8,099
29,589		Noranda Aluminium Holding Corp	88
240,123		Nucor Corp	11,413
61,075	e	Olin Corp	1,957
8,985		Olympic Steel, Inc	121
23,303		OM Group, Inc	700
32,453	*	Omnova Solutions, Inc	277
126,112	*	Owens-Illinois, Inc	2,941
74,848		Packaging Corp of America	5,852
64,376	*	Platform Specialty Products Corp	1,652
73,826		PolyOne Corp	2,757
103,793		PPG Industries, Inc	23,409
219,455		Praxair, Inc	26,497
9,804		Quaker Chemical Corp	840
31,957	e	Rayonier Advanced Materials, Inc	476
58,316		Reliance Steel & Aluminum Co	3,562
201,095	*	Rentech, Inc	225
49,260	*	Resolute Forest Products	850
108,746		Rock-Tenn Co (Class A)	7,014
48,654		Royal Gold, Inc	3,071
101,323		RPM International, Inc	4,862
23,200	*	RTI International Metals, Inc	833
8,418	*,e	Ryerson Holding Corp	54
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,399	e	Schnitzer Steel Industries, Inc (Class A)	$308
23,952		Schweitzer-Mauduit International, Inc	1,105
34,069		Scotts Miracle-Gro Co (Class A)	2,288
163,420		Sealed Air Corp	7,445
31,811	*,e	Senomyx, Inc	140
38,347		Sensient Technologies Corp	2,641
64,531		Sherwin-Williams Co	18,359
89,567		Sigma-Aldrich Corp	12,383
33,477		Silgan Holdings, Inc	1,946
76,188		Sonoco Products Co	3,464
110,590	e	Southern Copper Corp (NY)	3,227
165,973		Steel Dynamics, Inc	3,336
13,671		Stepan Co	570
90,832	*	Stillwater Mining Co	1,174
52,835		SunCoke Energy, Inc	789
64,203		Tahoe Resources, Inc	704
30,889		TimkenSteel Corp	818
15,246	*	Trecora Resources	186
19,671		Tredegar Corp	396
8,747	*,e	Trinseo S.A.	173
44,328		Tronox Ltd	901
4,092	*	UFP Technologies, Inc	93
1,357		United States Lime & Minerals, Inc	88
110,404	e	United States Steel Corp	2,694
4,623	*	Universal Stainless & Alloy	121
10,188	*	US Concrete, Inc	345
63,837		Valspar Corp	5,364
98,368		Vulcan Materials Co	8,292
37,679		Wausau Paper Corp	359
31,064		Westlake Chemical Corp	2,235
40,133	*	Worthington Industries, Inc	1,068
57,560	*	WR Grace & Co	5,691
17,018		Zep, Inc	290
		TOTAL MATERIALS	617,320

MEDIA - 3.5%
12,963		AH Belo Corp (Class A)	107
16,000		AMC Entertainment Holdings, Inc	568
45,765	*	AMC Networks, Inc	3,507
147,096	e	Cablevision Systems Corp (Class A)	2,692
17,686	*	Carmike Cinemas, Inc	594
373,005		CBS Corp (Class B)	22,615
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	153
60,064	*	Charter Communications, Inc	11,599
56,587	*	Cinedigm Corp	92
87,874		Cinemark Holdings, Inc	3,960
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	284
1,941,429		Comcast Corp (Class A)	109,633
27,056	*	Crown Media Holdings, Inc (Class A)	108
101,938	*	Cumulus Media, Inc (Class A)	252
772	*,e	Daily Journal Corp	141
12,681	*,e	Dex Media, Inc	53
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
351,129	*	DIRECTV	$29,881
173,884	*,e	Discovery Communications, Inc (Class A)	5,349
173,884	*	Discovery Communications, Inc (Class C)	5,125
159,417	*	DISH Network Corp (Class A)	11,169
57,581	*,e	DreamWorks Animation SKG, Inc (Class A)	1,393
18,269	*	Entercom Communications Corp (Class A)	222
54,182		Entravision Communications Corp (Class A)	343
14,854	*	Eros International plc	259
23,436	*	EW Scripps Co (Class A)	666
172,059		Gannett Co, Inc	6,380
28,415	*,e	Global Eagle Entertainment, Inc	378
38,349	*	Gray Television, Inc	530
33,505		Harte-Hanks, Inc	261
6,780	*,e	Hemisphere Media Group, Inc	86
320,956		Interpublic Group of Cos, Inc	7,100
33,375		John Wiley & Sons, Inc (Class A)	2,041
42,642	*	Journal Communications, Inc (Class A)	632
39,207	*,e	Lee Enterprises, Inc	124
17,372	*	Liberty Broadband Corp (Class A)	981
46,565	*	Liberty Broadband Corp (Class C)	2,636
69,489	*	Liberty Media Corp	2,679
143,632	*	Liberty Media Corp (Class C)	5,487
64,240	e	Lions Gate Entertainment Corp	2,179
108,249	*	Live Nation, Inc	2,731
9,932	*	Loral Space & Communications, Inc	680
46,379	*	Madison Square Garden, Inc	3,926
29,313	*	Martha Stewart Living Omnimedia, Inc (Class A)	191
45,516	*	McClatchy Co (Class A)	84
32,196		MDC Partners, Inc	913
37,793	*	Media General, Inc	623
26,535		Meredith Corp	1,480
14,733		Morningstar, Inc	1,104
46,358		National CineMedia, Inc	700
22,523		New Media Investment Group, Inc	539
98,100		New York Times Co (Class A)	1,350
377,718	*	News Corp	6,047
23,355		Nexstar Broadcasting Group, Inc (Class A)	1,336
192,947		Omnicom Group, Inc	15,046
17,261	*,e	Radio One, Inc	53
7,422	*,e	ReachLocal, Inc	22
12,373	*	Reading International, Inc	166
60,087	e	Regal Entertainment Group (Class A)	1,372
7,217	*,e	Rentrak Corp	401
3,654		Saga Communications, Inc	163
8,940		Salem Communications	55
19,984		Scholastic Corp	818
80,102		Scripps Networks Interactive (Class A)	5,492
53,558	*,e	SFX Entertainment, Inc	219
51,060	e	Sinclair Broadcast Group, Inc (Class A)	1,604
1,946,806	*	Sirius XM Holdings, Inc	7,437
20,194	*	Sizmek, Inc	147
69,001	*	Starz-Liberty Capital	2,374
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
266,209		Thomson Corp	$10,797
209,139		Time Warner Cable, Inc	31,346
625,144		Time Warner, Inc	52,787
84,151		Time, Inc	1,888
1,426,357		Twenty-First Century Fox, Inc	48,268
304,392		Viacom, Inc (Class B)	20,790
1,297,983		Walt Disney Co	136,145
21,644	e	World Wrestling Entertainment, Inc (Class A)	303
		TOTAL MEDIA	601,656

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
1,191,665		AbbVie, Inc	69,760
58,718	*,e	Acadia Pharmaceuticals, Inc	1,914
16,937	*,e	Accelerate Diagnostics, Inc	381
12,289	*,e	Acceleron Pharma, Inc	468
15,957	*,e	AcelRx Pharmaceuticals, Inc	62
5,364	*	Achaogen, Inc	52
73,137	*,e	Achillion Pharmaceuticals, Inc	721
31,389	*	Acorda Therapeutics, Inc	1,045
272,150	*	Actavis plc	80,997
15,055	*,e	Actinium Pharmaceuticals, Inc	37
21,882	*,e	Aegerion Pharmaceuticals, Inc	573
5,900	*	Aerie Pharmaceuticals, Inc	185
56,476	*,e	Affymetrix, Inc	709
48,575	*,e	Agenus, Inc	249
250,777		Agilent Technologies, Inc	10,420
10,132	*,e	Agios Pharmaceuticals, Inc	955
6,056	*,e	Akebia Therapeutics, Inc	67
47,337	*	Akorn, Inc	2,249
17,375	*,e	Albany Molecular Research, Inc	306
6,292	*	Alder Biopharmaceuticals, Inc	182
148,857	*	Alexion Pharmaceuticals, Inc	25,797
27,483	*,e	Alimera Sciences, Inc	138
109,475	*	Alkermes plc	6,675
50,442	*	Alnylam Pharmaceuticals, Inc	5,267
16,434	*,e	AMAG Pharmaceuticals, Inc	898
567,380		Amgen, Inc	90,696
30,986	*,e	Ampio Pharmaceuticals, Inc	233
25,259	*	Anacor Pharmaceuticals, Inc	1,461
5,005	*,e	ANI Pharmaceuticals, Inc	313
3,704	*	Applied Genetic Technologies Corp	74
18,952	*	Aratana Therapeutics, Inc	303
165,796	*,e	Arena Pharmaceuticals, Inc	725
121,910	*,e	Ariad Pharmaceuticals, Inc	1,005
91,342	*,e	Array Biopharma, Inc	673
39,456	*,e	Arrowhead Research Corp	267
6,200	*	Auspex Pharmaceuticals Inc	622
5,237	*	Avalanche Biotechnologies, Inc	212
53,741	*,e	BioCryst Pharmaceuticals, Inc	485
28,320	*,e	BioDelivery Sciences International, Inc	297
177,778	*	Biogen Idec, Inc	75,065
118,909	*	BioMarin Pharmaceuticals, Inc	14,818
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
56,961	*,e	Bio-Path Holdings, Inc	$103
15,517	*	Bio-Rad Laboratories, Inc (Class A)	2,098
2,967	*	Biospecifics Technologies Corp	116
28,521		Bio-Techne Corp	2,860
27,248	*,e	BioTime, Inc	135
16,325	*	Bluebird Bio, Inc	1,972
1,243,991		Bristol-Myers Squibb Co	80,237
83,145	*	Bruker BioSciences Corp	1,536
11,074	*,e	Calithera Biosciences, Inc	182
26,827	*	Cambrex Corp	1,063
4,100	*,e	Cara Therapeutics Inc	41
37,417	*	Catalent, Inc	1,166
601,169	*	Celgene Corp	69,303
67,311	*,e	Celldex Therapeutics, Inc	1,876
7,200	*,e	Cellular Dynamics International, Inc	118
16,803	*	Cempra, Inc	577
52,661	*	Cepheid, Inc	2,996
37,085	*	Charles River Laboratories International, Inc	2,940
18,304	*,e	ChemoCentryx, Inc	138
20,217	*,e	Chimerix, Inc	762
18,781	*,e	Clovis Oncology, Inc	1,394
56,916	*,e	Corcept Therapeutics, Inc	319
95,801	*,e	CTI BioPharma Corp	173
9,632	*	Cytokinetics, Inc	65
47,980	*,e	Cytori Therapeutics, Inc	57
41,833	*,e	CytRx Corp	141
40,825	*,e	Depomed, Inc	915
2,700	*,e	Dicerna Pharmaceuticals Inc	65
102,195	*	Dyax Corp	1,712
19,927	*,e	Dynavax Technologies Corp	447
3,500	*,e	Eleven Biotheraputics Inc	31
738,520		Eli Lilly & Co	53,654
19,838	*	Emergent Biosolutions, Inc	571
7,962	*,e	Enanta Pharmaceuticals, Inc	244
127,975	*	Endo International plc	11,479
33,769	*,e	Endocyte, Inc	211
26,506	*	Enzo Biochem, Inc	78
9,923	*,e	Epizyme, Inc	186
6,700	*,e	Esperion Thereapeutics, Inc	620
62,597	*,e	Exact Sciences Corp	1,378
212,117	*,e	Exelixis, Inc	545
12,553	*	Five Prime Therapeutics, Inc	287
6,400	*	Flexion Therapeutics Inc	144
20,851	*,e	Fluidigm Corp	878
10,758	*,e	Foundation Medicine, Inc	518
13,945	*,e	Galectin Therapeutics, Inc	47
102,537	*,e	Galena Biopharma, Inc	143
3,000	*,e	Genocea Biosciences Inc	36
11,223	*,e	Genomic Health, Inc	343
114,325	*,e	Geron Corp	431
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
1,150,941	*	Gilead Sciences, Inc	$112,942
79,065	*,e	Halozyme Therapeutics, Inc	1,129
14,185	*	Heron Therapeutics, Inc	206
48,486	*	Horizon Pharma plc	1,259
126,136	*	Hospira, Inc	11,080
10,443	*	Hyperion Therapeutics, Inc	479
43,621	*,e	Idera Pharmaceuticals, Inc	162
22,871	*,e	IGI Laboratories, Inc	187
104,481	*	Illumina, Inc	19,396
65,469	*,e	Immunogen, Inc	586
78,549	*,e	Immunomedics, Inc	301
52,266	*	Impax Laboratories, Inc	2,450
108,932	*	Incyte Corp	9,985
36,466	*	Infinity Pharmaceuticals, Inc	510
46,169	*,e	Inovio Pharmaceuticals, Inc	377
27,309	*	Insmed, Inc	568
7,379	*,e	Insys Therapeutics, Inc	429
9,369	*,e	Intercept Pharmaceuticals, Inc	2,642
12,959	*	Intra-Cellular Therapies, Inc	309
27,301	*,e	Intrexon Corp	1,239
90,684	*	Ironwood Pharmaceuticals, Inc	1,451
89,084	*,e	Isis Pharmaceuticals, Inc	5,672
44,639	*	Jazz Pharmaceuticals plc	7,713
2,120,376		Johnson & Johnson	213,310
9,553	*,e	Karyopharm Therapeutics, Inc	292
68,602	*,e	Keryx Biopharmaceuticals, Inc	873
6,600	*,e	Kindred Biosciences Inc	47
6,601	*,e	Kite Pharma, Inc	381
13,125	*,e	KYTHERA Biopharmaceuticals, Inc	658
19,506	*	Lannett Co, Inc	1,321
173,586	*,e	Lexicon Pharmaceuticals, Inc	164
15,744	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,214
15,493	*,e	Loxo Oncology, Inc	193
31,134	*	Luminex Corp	498
15,274	*	MacroGenics, Inc	479
86,126	*	Mallinckrodt plc	10,908
172,437	*,e	MannKind Corp	897
48,124	*	Medicines Co	1,348
57,923	*	Medivation, Inc	7,476
2,190,261		Merck & Co, Inc	125,896
73,750	*,e	Merrimack Pharmaceuticals, Inc	876
21,663	*	Mettler-Toledo International, Inc	7,120
69,816	*,e	MiMedx Group, Inc	726
5,698	*,e	Mirati Therapeutics, Inc	167
34,069	*	Momenta Pharmaceuticals, Inc	518
280,541	*	Mylan NV	16,650
56,889	*,e	Myriad Genetics, Inc	2,014
7,890	*	NanoString Technologies, Inc	80
28,763	*,e	NanoViricides, Inc	65
97,156	*,e	Navidea Biopharmceuticals, Inc	155
96,260	*,e	Nektar Therapeutics	1,059
17,230	*,e	NeoStem, Inc	44
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
53,365	*,e	Neuralstem, Inc	$101
57,584	*	Neurocrine Biosciences, Inc	2,287
14,869	*,e	NewLink Genetics Corp	814
27,407	*,e	Northwest Biotherapeutics, Inc	202
160,650	*,e	Novavax, Inc	1,329
14,893	*,e	Ohr Pharmaceutical, Inc	38
26,874	*,e	Omeros Corp	592
9,299	*,e	OncoMed Pharmaceuticals, Inc	240
51,753	*	Oncothyreon, Inc	84
10,319	*	Ophthotech Corp	480
143,885	*,e	Opko Health, Inc	2,039
88,413	*,e	Orexigen Therapeutics, Inc	692
47,632	*,e	Organovo Holdings, Inc	169
12,630	*,e	Osiris Therapeutics, Inc	222
5,464	*	Otonomy, Inc	193
11,569	*,e	OvaScience, Inc	402
50,411	*	Pacific Biosciences of California, Inc	294
27,071	*,e	Pacira Pharmaceuticals, Inc	2,405
29,042	*,e	Pain Therapeutics, Inc	55
43,666	*	Parexel International Corp	3,013
111,677	e	PDL BioPharma, Inc	786
217,309	*,e	Peregrine Pharmaceuticals, Inc	293
85,256	*	PerkinElmer, Inc	4,360
24,465	*,e	Pernix Therapeutics Holdings, Inc	262
105,542		Perrigo Co plc	17,473
4,780,678		Pfizer, Inc	166,320
46,171	*	Pharmacyclics, Inc	11,817
10,957		Phibro Animal Health Corp	388
28,026	*	Portola Pharmaceuticals, Inc	1,064
15,548		Pozen, Inc	120
38,233	*	Prestige Brands Holdings, Inc	1,640
51,583	*	Progenics Pharmaceuticals, Inc	308
16,389	*	Prothena Corp plc	625
16,950	*,e	PTC Therapeutics, Inc	1,031
17,347	*,e	Puma Biotechnology, Inc	4,096
178,940	*	Qiagen NV (NASDAQ)	4,509
42,973	*	Quintiles Transnational Holdings, Inc	2,878
48,221	*,e	Raptor Pharmaceutical Corp	524
13,895	*	Receptos, Inc	2,291
11,646	*,e	Regado Biosciences, Inc	14
59,505	*	Regeneron Pharmaceuticals, Inc	26,865
7,041	*	Regulus Therapeutics, Inc	119
12,549	*	Relypsa, Inc	453
23,464	*	Repligen Corp	712
27,458	*,e	Repros Therapeutics, Inc	236
14,500	*	Retrophin, Inc	347
5,300	*,e	Revance Therapeutics, Inc	110
66,996	*	Rigel Pharmaceuticals, Inc	239
16,776	*	Sagent Pharmaceuticals	390
48,057	*,e	Salix Pharmaceuticals Ltd	8,305
54,946	*	Sangamo Biosciences, Inc	862
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
31,888	*,e	Sarepta Therapeutics, Inc	$423
43,039	*	Sciclone Pharmaceuticals, Inc	381
76,360	*,e	Seattle Genetics, Inc	2,699
87,069	*,e	Sequenom, Inc	344
47,540	*,e	Spectrum Pharmaceuticals, Inc	289
12,168	*,e	Stemline Therapeutics, Inc	176
6,322	*,e	Sucampo Pharmaceuticals, Inc (Class A)	98
37,533	*,e	Sunesis Pharmaceuticals, Inc	92
21,873	*	Supernus Pharmaceuticals, Inc	264
16,285	*,e	Synageva BioPharma Corp	1,588
95,564	*,e	Synergy Pharmaceuticals, Inc	442
52,113	*,e	Synta Pharmaceuticals Corp	101
13,518	*,e	T2 Biosystems, Inc	210
14,763	*,e	TESARO, Inc	847
16,779	*	Tetraphase Pharmaceuticals, Inc	615
13,436	*,e	TG Therapeutics, Inc	208
78,332	*,e	TherapeuticsMD, Inc	474
17,111	*,e	Theravance Biopharma, Inc	297
61,047	e	Theravance, Inc	960
301,420		Thermo Electron Corp	40,493
65,850	*,e	Threshold Pharmaceuticals, Inc	267
20,013	*,e	Tokai Pharmaceuticals, Inc	226
5,100	*	Ultragenyx Pharmaceutical, Inc	317
36,410	*	United Therapeutics Corp	6,278
23,698	*,e	Vanda Pharmaceuticals, Inc	220
10,567	*,e	Verastem, Inc	107
5,257	*,e	Versartis, Inc	97
178,617	*	Vertex Pharmaceuticals, Inc	21,071
10,155	*,e	Vitae Pharmaceuticals, Inc	119
4,085	*,e	Vital Therapies, Inc	102
74,791	*,e	Vivus, Inc	184
23,662	*,e	VWR Corp	615
64,149	*	Waters Corp	7,975
11,200	*	Xencor Inc	172
33,276	*	Xenoport, Inc	237
64,947	*,e	XOMA Corp	236
15,467	*,e	Zafgen, Inc	613
78,272	*,e	ZIOPHARM Oncology, Inc	843
377,986		Zoetis Inc	17,497
74,879	*,e	Zogenix, Inc	103
4,180	*,e	ZS Pharma, Inc	176
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,604,732

REAL ESTATE - 4.0%
41,676		Acadia Realty Trust	1,454
21,134		AG Mortgage Investment Trust	398
10,360		Agree Realty Corp	342
36,954		Alexander & Baldwin, Inc	1,596
1,574		Alexander’s, Inc	719
54,028		Alexandria Real Estate Equities, Inc	5,297
945	*,e	Altisource Asset Management Corp	175
11,088	*,e	Altisource Portfolio Solutions S.A.	143
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
42,959		Altisource Residential Corp	$896
27,018		American Assets Trust,Inc	1,169
79,779		American Campus Communities, Inc	3,420
267,932		American Capital Agency Corp	5,715
44,879		American Capital Mortgage, Inc	806
112,117		American Homes 4 Rent	1,856
585,838	*	American Realty Capital Properties, Inc	5,771
24,165	*	American Residential Properties, Inc	435
316,840		American Tower Corp	29,831
719,885		Annaly Capital Management, Inc	7,487
104,198		Anworth Mortgage Asset Corp	530
110,902		Apartment Investment & Management Co (Class A)	4,365
34,740		Apollo Commercial Real Estate Finance, Inc	597
22,112		Ares Commercial Real Estate Corp	244
14,151		Armada Hoffler Properties, Inc	151
298,636	*	ARMOUR Residential REIT, Inc	947
18,244		Ashford Hospitality Prime, Inc	306
52,924		Ashford Hospitality Trust, Inc	509
43,899		Associated Estates Realty Corp	1,083
7,072	*	AV Homes, Inc	113
97,504		AvalonBay Communities, Inc	16,990
14,753		Aviv REIT, Inc	539
146,174		BioMed Realty Trust, Inc	3,312
115,541		Boston Properties, Inc	16,231
118,676		Brandywine Realty Trust	1,896
36,900		Brixmor Property Group, Inc	980
64,335		Camden Property Trust	5,027
49,200		Campus Crest Communities, Inc	352
77,031	e	Capstead Mortgage Corp	907
19,988		CareTrust REIT, Inc	271
14,285		CatchMark Timber Trust Inc	167
124,137		CBL & Associates Properties, Inc	2,458
212,369	*	CBRE Group, Inc	8,221
54,349		Cedar Shopping Centers, Inc	407
189,048		Chambers Street Properties	1,490
19,647		Chatham Lodging Trust	578
37,072		Chesapeake Lodging Trust	1,254
782,428		Chimera Investment Corp	2,457
70,359	e	Colony Financial, Inc	1,824
94,538		Columbia Property Trust, Inc	2,554
4,977		Consolidated-Tomoka Land Co	297
23,678		CorEnergy Infrastructure Trust, Inc	164
15,000		Coresite Realty	730
65,862		Corporate Office Properties Trust	1,935
149,941		Cousins Properties, Inc	1,589
251,437		Crown Castle International Corp	20,754
109,361		CubeSmart	2,641
24,661		CyrusOne, Inc	767
127,278		CYS Investments, Inc	1,134
62,436		DCT Industrial Trust, Inc	2,164
225,998		DDR Corp	4,208
148,119		DiamondRock Hospitality Co	2,093
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
102,419		Digital Realty Trust, Inc	$6,756
108,380		Douglas Emmett, Inc	3,231
249,388		Duke Realty Corp	5,429
47,457		DuPont Fabros Technology, Inc	1,551
41,887		Dynex Capital, Inc	355
23,492		EastGroup Properties, Inc	1,413
34,875		Education Realty Trust, Inc	1,234
69,842		Empire State Realty Trust, Inc	1,314
40,575		Entertainment Properties Trust	2,436
90,303	*	Equity Commonwealth	2,398
62,982		Equity Lifestyle Properties, Inc	3,461
45,769		Equity One, Inc	1,222
271,699		Equity Residential	21,154
47,098		Essex Property Trust, Inc	10,828
35,324		Excel Trust, Inc	495
87,918		Extra Space Storage, Inc	5,941
50,112		Federal Realty Investment Trust	7,377
96,717		FelCor Lodging Trust, Inc	1,111
82,257		First Industrial Realty Trust, Inc	1,763
39,859		First Potomac Realty Trust	474
120,106	*	Forest City Enterprises, Inc (Class A)	3,065
29,389	*	Forestar Real Estate Group, Inc	463
67,229		Franklin Street Properties Corp	862
4,942	*	FRP Holdings, Inc	180
67,409		Gaming and Leisure Properties, Inc	2,485
424,625		General Growth Properties, Inc	12,548
54,016		Geo Group, Inc	2,363
18,098		Getty Realty Corp	329
9,649		Gladstone Commercial Corp	180
40,458	e	Government Properties Income Trust	924
22,003	e	Gramercy Property Trust, Inc	618
16,110		Hannon Armstrong Sustainable Infrastructure Capital, Inc	295
78,328		Hatteras Financial Corp	1,422
346,529		HCP, Inc	14,974
261,446		Health Care REIT, Inc	20,225
72,939		Healthcare Realty Trust, Inc	2,026
89,538		Healthcare Trust of America, Inc	2,495
153,508		Hersha Hospitality Trust	993
68,398		Highwoods Properties, Inc	3,131
43,293		Home Properties, Inc	3,000
113,430		Hospitality Properties Trust	3,742
573,634		Host Marriott Corp	11,576
30,234	*	Howard Hughes Corp	4,687
41,377		Hudson Pacific Properties	1,373
64,150		Inland Real Estate Corp	686
93,191		Invesco Mortgage Capital, Inc	1,447
80,864		Investors Real Estate Trust	606
138,662	e	Iron Mountain, Inc	5,058
64,505	*	iStar Financial, Inc	839
33,460		Jones Lang LaSalle, Inc	5,702
53,389	e	Kennedy-Wilson Holdings, Inc	1,396
62,016		Kilroy Realty Corp	4,724
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
312,567		Kimco Realty Corp	$8,392
24,893		Kite Realty Group Trust	701
59,903		Lamar Advertising Co	3,550
79,268		LaSalle Hotel Properties	3,080
156,139	e	Lexington Corporate Properties Trust	1,535
112,029		Liberty Property Trust	3,999
27,155		LTC Properties, Inc	1,249
118,240		Macerich Co	9,971
67,066		Mack-Cali Realty Corp	1,293
6,167	*	Marcus & Millichap, Inc	231
130,332		Medical Properties Trust, Inc	1,921
277,088		MFA Mortgage Investments, Inc	2,178
56,685		Mid-America Apartment Communities, Inc	4,380
41,601		Monmouth Real Estate Investment Corp (Class A)	462
25,162		National Health Investors, Inc	1,787
94,203		National Retail Properties, Inc	3,860
108,346	e	New Residential Investment Corp	1,628
69,636	e	New York Mortgage Trust, Inc	540
58,364	*	New York REIT, Inc	612
162,367	e	NorthStar Realty Finance Corp	2,942
95,375	e	Omega Healthcare Investors, Inc	3,869
9,027		One Liberty Properties, Inc	220
110,397		Outfront Media, Inc	3,303
8,338		Owens Realty Mortgage, Inc	125
131,030		Paramount Group, Inc	2,529
54,080		Parkway Properties, Inc	938
48,419		Pebblebrook Hotel Trust	2,255
52,388		Pennsylvania REIT	1,217
57,080		Pennymac Mortgage Investment Trust	1,215
35,364		Physicians Realty Trust	623
116,280		Piedmont Office Realty Trust, Inc	2,164
133,412		Plum Creek Timber Co, Inc	5,797
39,530		Post Properties, Inc	2,250
28,544		Potlatch Corp	1,143
377,624		Prologis, Inc	16,449
14,667		PS Business Parks, Inc	1,218
108,020		Public Storage, Inc	21,295
11,900		QTS Realty Trust, Inc	433
71,652	e	RAIT Investment Trust	492
57,913		Ramco-Gershenson Properties	1,077
95,872		Rayonier, Inc	2,585
9,000		Re/Max Holdings, Inc	299
110,565	*	Realogy Holdings Corp	5,029
166,550	e	Realty Income Corp	8,594
62,979		Redwood Trust, Inc	1,125
69,743		Regency Centers Corp	4,745
88,791		Resource Capital Corp	403
57,074		Retail Opportunities Investment Corp	1,044
173,060		Retail Properties of America, Inc	2,774
34,424		Rexford Industrial Realty, Inc	544
99,184		RLJ Lodging Trust	3,105
27,910	e	Rouse Properties, Inc	529
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,495		Ryman Hospitality Properties	$1,979
36,029		Sabra Healthcare REIT, Inc	1,194
6,582		Saul Centers, Inc	377
27,823		Select Income REIT	695
155,150		Senior Housing Properties Trust	3,443
28,907		Silver Bay Realty Trust Corp	467
232,830		Simon Property Group, Inc	45,551
72,320		SL Green Realty Corp	9,284
23,793		Sovran Self Storage, Inc	2,235
302,542		Spirit Realty Capital, Inc	3,655
47,906	*,e	St. Joe Co	889
39,404		STAG Industrial, Inc	927
168,526		Starwood Property Trust, Inc	4,095
29,725	e	Starwood Waypoint Residential Trust	768
39,430		STORE Capital Corp	921
186,899	*	Strategic Hotels & Resorts, Inc	2,323
60,860		Summit Hotel Properties, Inc	856
31,195		Sun Communities, Inc	2,081
140,446		Sunstone Hotel Investors, Inc	2,341
68,504		Tanger Factory Outlet Centers, Inc	2,409
48,485		Taubman Centers, Inc	3,740
11,747	*	Tejon Ranch Co	311
24,859		Terreno Realty Corp	567
15,107	e	Trade Street Residential, Inc	108
281,289		Two Harbors Investment Corp	2,987
190,771		UDR, Inc	6,492
11,783		UMH Properties, Inc	119
7,885		Universal Health Realty Income Trust	444
70,133		Urban Edge Properties	1,662
14,629		Urstadt Biddle Properties, Inc (Class A)	337
242,143		Ventas, Inc	17,681
140,266		Vornado Realty Trust	15,710
50,804		Washington REIT	1,404
92,487		Weingarten Realty Investors	3,328
28,538	e	Western Asset Mortgage Capital Corp	430
398,235		Weyerhaeuser Co	13,202
14,061		Whitestone REIT	223
75,159		WP Carey, Inc	5,111
139,812		WP GLIMCHER, Inc	2,325
		TOTAL REAL ESTATE	693,473

RETAILING - 4.7%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	174
48,207		Aaron’s, Inc	1,365
55,095	e	Abercrombie & Fitch Co (Class A)	1,214
55,059		Advance Auto Parts, Inc	8,242
74,586	*,e	Aeropostale, Inc	259
281,569	*	Amazon.com, Inc	104,772
146,718		American Eagle Outfitters, Inc	2,506
6,968	*	America’s Car-Mart, Inc	378
35,675	*	Ann Taylor Stores Corp	1,464
23,729	*	Asbury Automotive Group, Inc	1,972
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
97,226	*	Ascena Retail Group, Inc	$1,411
55,182	*	Autonation, Inc	3,550
24,521	*	AutoZone, Inc	16,727
30,948	*	Barnes & Noble, Inc	735
23,033		Bebe Stores, Inc	84
139,952	*	Bed Bath & Beyond, Inc	10,745
215,572		Best Buy Co, Inc	8,146
14,390		Big 5 Sporting Goods Corp	191
43,237		Big Lots, Inc	2,077
6,861	*	Blue Nile, Inc	218
9,116	e	Bon-Ton Stores, Inc	63
32,106		Brown Shoe Co, Inc	1,053
21,122	e	Buckle, Inc	1,079
8,786	*	Build-A-Bear Workshop, Inc	173
21,674	*	Burlington Stores, Inc	1,288
37,763	*,e	Cabela’s, Inc	2,114
164,826	*	Carmax, Inc	11,375
21,208		Cato Corp (Class A)	840
116,119		Chico’s FAS, Inc	2,054
15,377		Children’s Place Retail Stores, Inc	987
33,880	*	Christopher & Banks Corp	188
8,466	*	Citi Trends, Inc	229
20,933	*,e	Conn’s, Inc	634
11,400	*,e	Container Store Group, Inc	217
19,468		Core-Mark Holding Co, Inc	1,252
57,355		CST Brands, Inc	2,514
10,433		Destination Maternity Corp	157
32,976	*	Destination XL Group, Inc	163
71,755		Dick’s Sporting Goods, Inc	4,089
19,360		Dillard’s, Inc (Class A)	2,643
231,160	*	Dollar General Corp	17,425
154,816	*	Dollar Tree, Inc	12,563
54,370		DSW, Inc (Class A)	2,005
29,701	*	EVINE Live, Inc	199
76,656		Expedia, Inc	7,216
57,805	*	Express Parent LLC	956
71,048		Family Dollar Stores, Inc	5,630
37,259		Finish Line, Inc (Class A)	914
36,992	*,e	Five Below, Inc	1,316
110,512		Foot Locker, Inc	6,962
26,659	*	Francesca’s Holdings Corp	475
29,664		Fred’s, Inc (Class A)	507
13,967	*	FTD Cos, Inc	418
11,720	*	Gaiam, Inc (Class A)	85
86,754	e	GameStop Corp (Class A)	3,293
179,579		Gap, Inc	7,781
17,487	*	Genesco, Inc	1,246
114,384		Genuine Parts Co	10,659
69,032		GNC Holdings, Inc	3,387
18,255		Group 1 Automotive, Inc	1,576
355,763	*,e	Groupon, Inc	2,565
44,451		Guess?, Inc	826
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
16,062		Haverty Furniture Cos, Inc	$400
12,065	*,e	HHgregg, Inc	74
18,371	*,e	Hibbett Sports, Inc	901
1,024,981		Home Depot, Inc	116,448
25,591		HSN, Inc	1,746
228,517	*,e	JC Penney Co, Inc	1,922
8,801	*	Kirkland’s, Inc	209
156,273		Kohl’s Corp	12,228
182,518		L Brands, Inc	17,210
12,586	*,e	Lands’ End, Inc	452
366,166	*	Liberty Interactive Corp	10,688
55,902	*	Liberty TripAdvisor Holdings, Inc	1,777
108,472	*	Liberty Ventures	4,557
16,930		Lithia Motors, Inc (Class A)	1,683
225,488	*	LKQ Corp	5,763
762,814		Lowe’s Companies, Inc	56,746
19,294	*,e	Lumber Liquidators, Inc	594
255,481		Macy’s, Inc	16,583
16,477	*	MarineMax, Inc	437
10,302	*,e	Mattress Firm Holding Corp	717
36,113		Men’s Wearhouse, Inc	1,885
21,100	*	Michaels Cos, Inc	571
24,581		Monro Muffler, Inc	1,599
34,348	*	Murphy USA, Inc	2,486
45,145	*	NetFlix, Inc	18,811
13,306	*	New York & Co, Inc	33
103,654		Nordstrom, Inc	8,326
20,499		Nutri/System, Inc	410
405,707	*	Office Depot, Inc	3,733
38,429	*	Orbitz Worldwide, Inc	448
78,904	*	O’Reilly Automotive, Inc	17,062
15,915	e	Outerwall, Inc	1,052
8,893	*,e	Overstock.com, Inc	215
35,100	*,e	Pacific Sunwear Of California, Inc	97
31,428		Penske Auto Group, Inc	1,618
40,957	*	PEP Boys - Manny Moe & Jack	394
8,150	e	PetMed Express, Inc	135
72,685	e	Pier 1 Imports, Inc	1,016
38,656	*	Priceline.com, Inc	45,001
37,540		Rent-A-Center, Inc	1,030
23,643	*,e	Restoration Hardware Holdings, Inc	2,345
159,274		Ross Stores, Inc	16,781
123,310	*	Sally Beauty Holdings, Inc	4,238
20,377	*,e	Sears Holdings Corp	843
9,044	*,e	Sears Hometown and Outlet Stores, Inc	70
42,473	*	Select Comfort Corp	1,464
10,447		Shoe Carnival, Inc	308
29,418	*	Shutterfly, Inc	1,331
60,439		Signet Jewelers Ltd	8,388
29,758		Sonic Automotive, Inc (Class A)	741
7,767	*,e	Sportsman’s Warehouse Holdings, Inc	62
25,073		Stage Stores, Inc	575
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
481,608		Staples, Inc	$7,843
17,973		Stein Mart, Inc	224
9,938	*	Systemax, Inc	121
474,716		Target Corp	38,960
84,264		Tiffany & Co	7,416
21,071	*,e	Tile Shop Holdings, Inc	255
6,790	*	Tilly’s, Inc	106
524,854		TJX Companies, Inc	36,766
102,934		Tractor Supply Co	8,756
31,509	e	Travelport Worldwide Ltd	526
83,948	*	TripAdvisor, Inc	6,982
32,864	*	Tuesday Morning Corp	529
48,392	*	Ulta Salon Cosmetics & Fragrance, Inc	7,300
81,376	*	Urban Outfitters, Inc	3,715
22,533	*	Vitamin Shoppe, Inc	928
11,570	*	VOXX International Corp (Class A)	106
11,292	*	West Marine, Inc	105
71,021		Williams-Sonoma, Inc	5,661
1,945		Winmark Corp	170
10,200	*,e	zulily, Inc	133
15,828	*	Zumiez, Inc	637
		TOTAL RETAILING	808,788

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
29,482	*	Advanced Energy Industries, Inc	756
474,503	*,e	Advanced Micro Devices, Inc	1,272
11,245	*	Alpha & Omega Semiconductor Ltd	100
234,103		Altera Corp	10,045
21,591	*	Ambarella, Inc	1,635
64,371	*	Amkor Technology, Inc	569
233,106		Analog Devices, Inc	14,686
914,892		Applied Materials, Inc	20,640
59,771	*,e	Applied Micro Circuits Corp	305
317,173		Atmel Corp	2,610
7,201	*,e	Audience, Inc	33
187,282		Avago Technologies Ltd	23,781
83,398	*	Axcelis Technologies, Inc	198
402,315		Broadcom Corp (Class A)	17,418
52,087		Brooks Automation, Inc	606
17,924	*	Cabot Microelectronics Corp	896
9,758	*	Cascade Microtech, Inc	132
38,988	*	Cavium Networks, Inc	2,761
18,075	*	Ceva, Inc	385
47,684	*	Cirrus Logic, Inc	1,586
18,761		Cohu, Inc	205
92,344	*,e	Cree, Inc	3,277
230,085		Cypress Semiconductor Corp	3,246
28,713	*	Diodes, Inc	820
21,955	*	DSP Group, Inc	263
105,554	*	Entegris, Inc	1,445
68,235	*	Entropic Communications, Inc	202
28,026	*	Exar Corp	282
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
95,996	*	Fairchild Semiconductor International, Inc	$1,745
53,360	*	First Solar, Inc	3,190
40,961	*	Formfactor, Inc	363
79,359	*	Freescale Semiconductor Holdings Ltd	3,235
23,492	*	Inphi Corp	419
100,476	*	Integrated Device Technology, Inc	2,012
19,660		Integrated Silicon Solution, Inc	352
3,730,918		Intel Corp	116,666
94,162		Intersil Corp (Class A)	1,348
16,725		IXYS Corp	206
124,616		Kla-Tencor Corp	7,264
50,517	*	Kopin Corp	178
122,876		Lam Research Corp	8,630
90,159	*	Lattice Semiconductor Corp	572
175,784		Linear Technology Corp	8,227
7,685	*,e	MA-COM Technology Solutions	286
299,774		Marvell Technology Group Ltd	4,407
210,176		Maxim Integrated Products, Inc	7,316
17,709	*	MaxLinear, Inc	144
40,439		Micrel, Inc	610
150,135	e	Microchip Technology, Inc	7,342
803,425	*	Micron Technology, Inc	21,797
70,791	*	Microsemi Corp	2,506
40,466		MKS Instruments, Inc	1,368
28,065		Monolithic Power Systems, Inc	1,478
18,167	*	Nanometrics, Inc	306
3,184		NVE Corp	219
422,848		Nvidia Corp	8,848
40,842	*	Omnivision Technologies, Inc	1,077
331,808	*	ON Semiconductor Corp	4,018
23,357	*	PDF Solutions, Inc	419
19,298		Pericom Semiconductor Corp	299
46,544	*	Photronics, Inc	396
130,681	*	PMC - Sierra, Inc	1,213
22,927		Power Integrations, Inc	1,194
108,586	*	Qorvo, Inc	8,654
40,327	*,e	QuickLogic Corp	78
84,186	*	Rambus, Inc	1,059
19,674	*,e	Rubicon Technology, Inc	77
25,190	*	Rudolph Technologies, Inc	278
51,093	*	Semtech Corp	1,361
32,688	*	Silicon Laboratories, Inc	1,660
143,527		Skyworks Solutions, Inc	14,107
203,017	*,e	SunEdison, Inc	4,872
34,481	*,e	SunPower Corp	1,080
145,162		Teradyne, Inc	2,736
40,116		Tessera Technologies, Inc	1,616
809,502		Texas Instruments, Inc	46,291
17,159	*	Ultra Clean Holdings	123
21,651	*	Ultratech, Inc	375
29,696	*	Veeco Instruments, Inc	907
38,295	*	Vitesse Semiconductor Corp	203
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
37,527	*	Xcerra Corp	$334
200,711		Xilinx, Inc	8,490
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	424,105

SOFTWARE & SERVICES - 10.3%
9,048	*,e	A10 Networks, Inc	39
473,999		Accenture plc	44,409
90,744	*	ACI Worldwide, Inc	1,966
369,713		Activision Blizzard, Inc	8,402
32,107	*	Actua Corp	497
57,158	*	Acxiom Corp	1,057
373,155	*	Adobe Systems, Inc	27,591
39,195		Advent Software, Inc	1,729
134,169	*	Akamai Technologies, Inc	9,532
44,386	*	Alliance Data Systems Corp	13,149
6,591	*,e	Amber Road, Inc	61
119,106		Amdocs Ltd	6,479
15,720	*	American Software, Inc (Class A)	161
32,146	*,e	Angie’s List, Inc	189
68,549	*	Ansys, Inc	6,045
61,041	*	AOL, Inc	2,418
71,089	*	Aspen Technology, Inc	2,736
172,342	*	Autodesk, Inc	10,106
360,534		Automatic Data Processing, Inc	30,876
25,053	*	AVG Technologies NV	542
50,870	*	Bankrate, Inc	577
5,965	*	Barracuda Networks, Inc	229
36,867	*,e	Bazaarvoice, Inc	208
2,542	*,e	Benefitfocus, Inc	94
35,258		Blackbaud, Inc	1,671
38,269	*,e	Blackhawk Network Holdings, Inc	1,369
30,473	*	Blucora, Inc	416
55,821		Booz Allen Hamilton Holding Co	1,615
4,804	*,e	Borderfree, Inc	29
29,562	*	Bottomline Technologies, Inc	809
20,694	*	Brightcove, Inc	152
92,422		Broadridge Financial Solutions, Inc	5,084
20,308	*	BroadSoft, Inc	680
237,907		CA, Inc	7,758
17,259	*	CACI International, Inc (Class A)	1,552
219,174	*	Cadence Design Systems, Inc	4,042
35,036	*	Callidus Software, Inc	444
13,412	*	Carbonite, Inc	192
33,955	*	Cardtronics, Inc	1,277
5,000	*,e	Care.com, Inc	38
7,744		Cass Information Systems, Inc	435
120,637		CDK Global, Inc	5,641
15,814	*,e	ChannelAdvisor Corp	153
52,926	*	Ciber, Inc	218
24,953	*,e	Cimpress NV	2,106
123,631	*	Citrix Systems, Inc	7,896
457,674	*	Cognizant Technology Solutions Corp (Class A)	28,554
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
35,374	*	Commvault Systems, Inc	$1,546
108,985		Computer Sciences Corp	7,115
11,045		Computer Task Group, Inc	81
27,099	*	comScore, Inc	1,387
16,654	*	Comverse, Inc	328
23,960	*	Constant Contact, Inc	916
76,457		Convergys Corp	1,749
40,208	*	Cornerstone OnDemand, Inc	1,162
21,672	*	CoStar Group, Inc	4,287
8,764	*,e	Coupons.com, Inc	103
22,974	*,e	Covisint Corp	47
27,701	e	CSG Systems International, Inc	842
13,746	*,e	Cvent, Inc	385
20,584	*,e	Cyan, Inc	82
11,133	*	Datalink Corp	134
40,435	*	DealerTrack Holdings, Inc	1,558
4,552	*	Demand Media, Inc	26
22,223	*,e	Demandware, Inc	1,353
37,330	*	Dice Holdings, Inc	333
5,437	e	DMRC Corp	119
22,274		DST Systems, Inc	2,466
82,942		EarthLink Holdings Corp	368
949,832	*	eBay, Inc	54,786
15,000	e	Ebix, Inc	456
235,163	*	Electronic Arts, Inc	13,831
20,207	*	Ellie Mae, Inc	1,118
21,956	*,e	Endurance International Group Holdings, Inc	418
20,747	*,e	EnerNOC, Inc	237
25,859	*	Envestnet, Inc	1,450
25,200	*	EPAM Systems, Inc	1,545
25,591		EPIQ Systems, Inc	459
3,943	*	ePlus, Inc	343
38,947		Equinix, Inc	9,069
37,881	*	Euronet Worldwide, Inc	2,226
45,179		EVERTEC, Inc	988
5,306	*	Everyday Health, Inc	68
24,918	*	ExlService Holdings, Inc	927
1,479,740	*	Facebook, Inc	121,657
31,946		Factset Research Systems, Inc	5,086
24,107		Fair Isaac Corp	2,139
215,742		Fidelity National Information Services, Inc	14,683
64,915	*,e	FireEye, Inc	2,548
67,170	*	First American Corp	2,369
186,455	*	Fiserv, Inc	14,805
9,532	*,e	Five9, Inc	53
62,803	*	FleetCor Technologies, Inc	9,478
28,477	*,e	FleetMatics Group plc	1,277
11,266		Forrester Research, Inc	414
103,474	*	Fortinet, Inc	3,616
68,004	*	Gartner, Inc	5,702
122,107	*	Genpact Ltd	2,839
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
18,635	*	Gigamon, Inc	$396
51,313	*	Global Cash Access, Inc	391
51,191		Global Payments, Inc	4,693
14,759	*	Global Sources Ltd	87
20,044	*,e	Globant S.A.	422
69,701	*,e	Glu Mobile, Inc	349
42,541	*,e	Gogo, Inc	811
212,860	*	Google, Inc	116,647
210,371	*	Google, Inc (Class A)	116,693
6,976	*	GrubHub, Inc	317
9,950	*	GTT Communications, Inc	188
9,927	*	Guidance Software, Inc	54
51,316	*	Guidewire Software, Inc	2,700
28,793		Hackett Group, Inc	257
28,656		Heartland Payment Systems, Inc	1,343
23,633	*	Higher One Holdings, Inc	57
70,903	*	HomeAway, Inc	2,139
14,191	*,e	HubSpot, Inc	566
56,348		IAC/InterActiveCorp	3,802
27,237	*	iGate Corp	1,162
15,425	*	Imperva, Inc	659
37,980	*	Infoblox, Inc	907
82,708	*	Informatica Corp	3,627
25,780		Information Services Group, Inc	103
12,605	*,e	Interactive Intelligence, Inc	519
40,309	*	Internap Network Services Corp	412
708,976		International Business Machines Corp	113,791
213,644		Intuit, Inc	20,715
36,074		j2 Global, Inc	2,369
63,715		Jack Henry & Associates, Inc	4,453
30,270	*	Jive Software, Inc	155
19,259	*	Knot, Inc	340
56,344	*	Kofax Ltd	617
49,809		Leidos Holdings, Inc	2,090
50,188	*	LendingClub Corp	986
50,961	*	Limelight Networks, Inc	185
78,486	*	LinkedIn Corp	19,611
44,720	*	Lionbridge Technologies	256
19,090	*,e	Liquidity Services, Inc	189
40,701	*	Liveperson, Inc	417
18,232	*	LogMeIn, Inc	1,021
5,938	*	Luxoft Holding, Inc	307
13,813	*,e	magicJack VocalTec Ltd	94
56,909	*	Manhattan Associates, Inc	2,880
18,418		Mantech International Corp (Class A)	625
25,119		Marchex, Inc (Class B)	102
20,549	*	Marin Software, Inc	129
19,466	*,e	Marketo, Inc	499
753,258		Mastercard, Inc (Class A)	65,074
7,815	*	Mavenir Systems, Inc	139
51,764		MAXIMUS, Inc	3,456
73,403		Mentor Graphics Corp	1,764
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,191,102		Microsoft Corp	$251,699
6,844	*	MicroStrategy, Inc (Class A)	1,158
117,360	*,e	Millennial Media, Inc	170
9,450	*,e	MobileIron, Inc	88
14,483	*	Model N, Inc	173
33,165	*	ModusLink Global Solutions, Inc	128
22,389	*	MoneyGram International, Inc	193
29,292		Monotype Imaging Holdings, Inc	956
70,908	*,e	Monster Worldwide, Inc	450
28,739	*	Netscout Systems, Inc	1,260
31,367	*,e	NetSuite, Inc	2,910
42,216	*,e	NeuStar, Inc (Class A)	1,039
48,579		NIC, Inc	858
199,552	*	Nuance Communications, Inc	2,864
5,741	*,e	OPOWER, Inc	58
2,461,637		Oracle Corp	106,220
155,524	*,e	Pandora Media, Inc	2,521
7,197	*,e	Park City Group, Inc	99
242,545		Paychex, Inc	12,034
4,481	*	Paycom Software, Inc	144
24,918		Pegasystems, Inc	542
25,493	*	Perficient, Inc	527
22,039	*	PRGX Global, Inc	89
38,760	*	Progress Software Corp	1,053
27,964	*	Proofpoint, Inc	1,656
17,256	*	PROS Holdings, Inc	426
90,859	*	PTC, Inc	3,286
7,544	*	Q2 Holdings, Inc	159
3,320		QAD, Inc (Class A)	80
65,926	*	QLIK Technologies, Inc	2,052
15,315	*	Qualys, Inc	712
20,643	*	QuinStreet, Inc	123
86,647	*	Rackspace Hosting, Inc	4,470
20,376	*	Rally Software Development Corp	320
18,038	*	RealNetworks, Inc	121
39,496	*	RealPage, Inc	795
142,700	*	Red Hat, Inc	10,810
6,528		Reis, Inc	167
23,188	*	RetailMeNot, Inc	418
4,552	*,e	Rightside Group Ltd	46
13,745	*,e	Rocket Fuel, Inc	126
15,279	*	Rosetta Stone, Inc	116
71,644	*	Rovi Corp	1,305
5,726	*	Rubicon Project, Inc	103
31,508		Sabre Corp	766
460,155	*	Salesforce.com, Inc	30,743
13,536	*	Sapiens International Corp NV	111
31,732		Science Applications International Corp	1,629
21,075	*	Sciquest, Inc	357
24,634	*	Seachange International, Inc	193
109,169	*	ServiceNow, Inc	8,600
46,932	*,e	ServiceSource International LLC	146
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,435	*,e	Shutterstock, Inc	$785
26,176	*,e	Silver Spring Networks, Inc	234
49,819	*	SolarWinds, Inc	2,553
52,358		Solera Holdings, Inc	2,705
89,484	*	Splunk, Inc	5,297
11,456	*	SPS Commerce, Inc	769
51,412		SS&C Technologies Holdings, Inc	3,203
11,136	*	Stamps.com, Inc	749
31,978	*	Sykes Enterprises, Inc	795
518,408		Symantec Corp	12,113
26,622	*	Synchronoss Technologies, Inc	1,263
114,623	*	Synopsys, Inc	5,309
23,254	*	Syntel, Inc	1,203
34,637	*	TA Indigo Holding Corp	358
28,745	*	Tableau Software, Inc	2,659
72,182	*	Take-Two Interactive Software, Inc	1,837
29,444	*	Tangoe, Inc	406
12,153	*	TechTarget, Inc	140
24,938	*	TeleCommunication Systems, Inc (Class A)	96
12,644	*	TeleNav, Inc	100
13,212		TeleTech Holdings, Inc	336
119,632	*,e	Teradata Corp	5,281
14,409	*,e	Textura Corp	392
87,562	*	TiVo, Inc	929
126,792		Total System Services, Inc	4,837
6,116	*,e	Travelzoo, Inc	59
25,168	*,e	Tremor Video, Inc	59
6,295	*,e	TrueCar, Inc	112
389,780	*	Twitter, Inc	19,520
24,991	*	Tyler Technologies, Inc	3,012
21,521	*	Ultimate Software Group, Inc	3,658
38,674	*	Unisys Corp	898
68,687	*	Unwired Planet, Inc	39
94,253	*	Vantiv, Inc	3,553
3,865	*	Varonis Systems, Inc	99
19,828	*,e	Vasco Data Security International	427
84,224	*	VeriFone Systems, Inc	2,939
41,214	*	Verint Systems, Inc	2,552
91,214	*,e	VeriSign, Inc	6,109
32,131	*,e	VirnetX Holding Corp	196
19,493	*	Virtusa Corp	807
1,503,232		Visa, Inc (Class A)	98,326
66,416	*	VMware, Inc (Class A)	5,447
49,370	*,e	Vringo, Inc	32
28,678	*,e	WebMD Health Corp (Class A)	1,257
36,917	*	Website Pros, Inc	700
407,229	e	Western Union Co	8,474
29,100	*	WEX, Inc	3,124
9,100	*,e	Wix.com Ltd	174
70,957	*	Workday, Inc	5,989
874,838		Xerox Corp	11,242
23,310	*,e	Xoom Corp	342
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
711,973	*	Yahoo!, Inc	$31,637
37,978	*,e	Yelp, Inc	1,798
16,364	*,e	Yodlee, Inc	220
14,220	*,e	YuMe, Inc	74
8,238	*,e	Zendesk, Inc	187
35,694	*,e	Zillow Group, Inc	3,580
47,197	*	Zix Corp	185
534,906	*	Zynga, Inc	1,524
		TOTAL SOFTWARE & SERVICES	1,773,531

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
83,151	*,e	3D Systems Corp	2,280
45,260		Adtran, Inc	845
7,597	*,e	Aerohive Networks, Inc	34
18,766	*	Agilysys, Inc	185
9,098	e	Alliance Fiber Optic Products, Inc	158
235,926		Amphenol Corp (Class A)	13,903
20,525		Anixter International, Inc	1,563
4,519,028		Apple, Inc	562,303
11,231	*,e	Applied Optoelectronics, Inc	156
4,588	*	Arista Networks, Inc	324
95,409	*	ARRIS Group, Inc	2,757
73,244	*	Arrow Electronics, Inc	4,479
80,354	*	Aruba Networks, Inc	1,968
101,447		Avnet, Inc	4,514
34,410		AVX Corp	491
11,475		Badger Meter, Inc	688
7,316		Bel Fuse, Inc (Class B)	139
33,137		Belden CDT, Inc	3,100
40,623	*	Benchmark Electronics, Inc	976
12,526		Black Box Corp	262
330,434		Brocade Communications Systems, Inc	3,921
26,799	*,e	CalAmp Corp	434
28,887	*	Calix Networks, Inc	242
65,847		CDW Corp	2,452
30,668		Checkpoint Systems, Inc	332
77,250	*	Ciena Corp	1,492
3,839,373		Cisco Systems, Inc	105,679
8,964	*,e	Clearfield, Inc	133
65,532	*	Cognex Corp	3,250
19,403	*	Coherent, Inc	1,260
47,048	*	CommScope Holding Co, Inc	1,343
11,551		Comtech Telecommunications Corp	334
8,410	*,e	Control4 Corp	101
980,656		Corning, Inc	22,241
29,620	*	Cray, Inc	832
23,637		CTS Corp	425
16,074	*,e	CUI Global, Inc	94
27,847		Daktronics, Inc	301
47,853		Diebold, Inc	1,697
18,652	*	Digi International, Inc	186
34,151		Dolby Laboratories, Inc (Class A)	1,303
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
46,638	*	Dot Hill Systems Corp	$247
16,172	*	DTS, Inc	551
13,533	*	Eastman Kodak Co	257
32,770	*	EchoStar Corp (Class A)	1,695
11,677		Electro Rent Corp	132
17,062		Electro Scientific Industries, Inc	105
35,264	*	Electronics for Imaging, Inc	1,472
1,534,321		EMC Corp	39,217
65,177	*	Emulex Corp	519
79,396	*	Extreme Networks, Inc	251
57,317	*	F5 Networks, Inc	6,588
26,560	*	Fabrinet	504
12,851	*	FARO Technologies, Inc	798
32,068		FEI Co	2,448
73,430	*,e	Finisar Corp	1,567
104,966		Flir Systems, Inc	3,283
20,123	*	GSI Group, Inc	268
85,574	*	Harmonic, Inc	634
79,176		Harris Corp	6,236
1,422,583		Hewlett-Packard Co	44,328
21,661	*	Immersion Corp	199
88,583	*	Infinera Corp	1,742
116,956	*	Ingram Micro, Inc (Class A)	2,938
32,646	*	Insight Enterprises, Inc	931
31,229		InterDigital, Inc	1,585
17,622	*	Intevac, Inc	108
53,770	*,e	InvenSense, Inc	818
24,446	*,e	IPG Photonics Corp	2,266
31,091	*	Itron, Inc	1,135
43,041	*	Ixia	522
154,194		Jabil Circuit, Inc	3,605
176,416	*	JDS Uniphase Corp	2,315
308,348		Juniper Networks, Inc	6,962
33,781	*	Kemet Corp	140
125,388	*	Keysight Technologies, Inc	4,658
18,878	*	Kimball Electronics, Inc	267
64,648	*,e	Knowles Corp	1,246
10,929	*	KVH Industries, Inc	165
48,008		Lexmark International, Inc (Class A)	2,033
17,104		Littelfuse, Inc	1,700
22,942	*,e	Maxwell Technologies, Inc	185
23,128	*	Mercury Computer Systems, Inc	360
1,988		Mesa Laboratories, Inc	144
28,385		Methode Electronics, Inc	1,335
154,590		Motorola, Inc	10,307
12,135		MTS Systems Corp	918
9,079	*	Multi-Fineline Electronix, Inc	166
75,087		National Instruments Corp	2,406
127,136	*	NCR Corp	3,752
225,239		NetApp, Inc	7,987
28,803	*	Netgear, Inc	947
27,910	*	Newport Corp	532
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,210	*,e	Nimble Storage, Inc	$139
10,650	*	Numerex Corp	121
72,862	*,e	Oclaro, Inc	144
14,702	*	OSI Systems, Inc	1,092
39,302	*	Palo Alto Networks, Inc	5,741
18,452		Park Electrochemical Corp	398
68,401	*,e	Parkervision, Inc	57
6,868		PC Connection, Inc	179
31,900		Plantronics, Inc	1,689
25,402	*	Plexus Corp	1,036
104,359	*	Polycom, Inc	1,398
16,952	*,e	Procera Networks, Inc	159
73,291	*	QLogic Corp	1,080
1,265,034		Qualcomm, Inc	87,717
171,155	*	Quantum Corp	274
36,008	*,e	RealD, Inc	461
124,087	*	Riverbed Technology, Inc	2,595
21,664	*	Rofin-Sinar Technologies, Inc	525
13,791	*	Rogers Corp	1,134
48,685	*	Ruckus Wireless, Inc	627
170,395		SanDisk Corp	10,841
61,646	*	Sanmina Corp	1,491
22,159	*	Scansource, Inc	901
43,182	*	ShoreTel, Inc	295
25,143	*,e	Silicon Graphics International Corp	218
37,508	*	Sonus Networks, Inc	296
29,279	*,e	Speed Commerce, Inc	19
37,383	*,e	Stratasys Ltd	1,973
25,994	*	Super Micro Computer, Inc	863
27,223	*,e	Synaptics, Inc	2,213
21,522		SYNNEX Corp	1,663
28,651	*	Tech Data Corp	1,655
3,883		Tessco Technologies, Inc	96
197,674	*	Trimble Navigation Ltd	4,981
41,884	*,e	TTM Technologies, Inc	377
21,543	e	Ubiquiti Networks, Inc	637
29,474	*,e	Universal Display Corp	1,378
31,477	*	Viasat, Inc	1,876
3,408	*	Viasystems Group, Inc	60
60,568	*,e	Violin Memory, Inc	228
100,754		Vishay Intertechnology, Inc	1,392
9,508	*	Vishay Precision Group, Inc	151
161,050		Western Digital Corp	14,657
38,765	*	Zebra Technologies Corp (Class A)	3,517
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,082,995

TELECOMMUNICATION SERVICES - 2.0%
66,124	*	8x8, Inc	555
3,886,671		AT&T, Inc	126,900
7,918		Atlantic Tele-Network, Inc	548
12,079	*	Boingo Wireless, Inc	91
429,285		CenturyTel, Inc	14,832
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
149,815	*	Cincinnati Bell, Inc	$529
35,274		Cogent Communications Group, Inc	1,246
38,388	e	Consolidated Communications Holdings, Inc	783
16,551	*	Fairpoint Communications, Inc	291
762,890	e	Frontier Communications Corp	5,378
24,304	*	General Communication, Inc (Class A)	383
206,831	*,e	Globalstar, Inc	689
7,568	*	Hawaiian Telcom Holdco, Inc	202
10,513		IDT Corp (Class B)	187
45,794	*,e	inContact, Inc	499
25,073		Inteliquent, Inc	395
20,308	*,e	Intelsat S.A.	244
60,764	*,e	Iridium Communications, Inc	590
208,667	*	Level 3 Communications, Inc	11,235
11,759		Lumos Networks Corp	179
11,759	e	NTELOS Holdings Corp	56
28,044	*	Orbcomm, Inc	167
42,630	*	Premiere Global Services, Inc	408
21,474	*,e	RingCentral, Inc	329
97,128	*	SBA Communications Corp (Class A)	11,374
18,151		Shenandoah Telecom Co	566
18,421		Spok Holdings, Inc	353
551,084	*,e	Sprint Corp	2,612
64,768		Telephone & Data Systems, Inc	1,613
201,000	*	T-Mobile US, Inc	6,370
9,529		US Cellular Corp	340
3,103,706		Verizon Communications, Inc	150,933
119,221	*	Vonage Holdings Corp	585
459,835	e	Windstream Holdings, Inc	3,403
29,659	*,e	Zayo Group Holdings, Inc	829
		TOTAL TELECOMMUNICATION SERVICES	345,694

TRANSPORTATION - 2.4%
44,655	*	Air Transport Services Group, Inc	412
101,817		Alaska Air Group, Inc	6,738
10,384		Allegiant Travel Co	1,997
5,591		Amerco, Inc	1,847
540,604		American Airlines Group, Inc	28,533
19,331		Arkansas Best Corp	732
19,165	*	Atlas Air Worldwide Holdings, Inc	825
79,796	*	Avis Budget Group, Inc	4,709
37,980	e	Baltic Trading Ltd	57
16,346		Celadon Group, Inc	445
112,465	e	CH Robinson Worldwide, Inc	8,235
42,760		Con-Way, Inc	1,887
24,453	e	Copa Holdings S.A. (Class A)	2,469
752,725		CSX Corp	24,930
634,635		Delta Air Lines, Inc	28,533
17,462	*	Echo Global Logistics, Inc	476
146,911		Expeditors International of Washington, Inc	7,078
221,831		FedEx Corp	36,702
22,919		Forward Air Corp	1,245
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
37,277	*	Genesee & Wyoming, Inc (Class A)	$3,595
34,479	*,e	Hawaiian Holdings, Inc	759
41,206		Heartland Express, Inc	979
339,163	*	Hertz Global Holdings, Inc	7,353
28,105	*	Hub Group, Inc (Class A)	1,104
4,290		International Shipholding Corp	52
69,164		J.B. Hunt Transport Services, Inc	5,906
184,047	*,e	JetBlue Airways Corp	3,543
82,978		Kansas City Southern Industries, Inc	8,470
42,550	*	Kirby Corp	3,193
45,057		Knight Transportation, Inc	1,453
24,864	e	Knightsbridge Tankers Ltd	124
33,831		Landstar System, Inc	2,243
17,739		Marten Transport Ltd	412
32,238		Matson, Inc	1,359
60,245		Navios Maritime Holdings, Inc	252
232,273		Norfolk Southern Corp	23,906
47,554	*	Old Dominion Freight Line	3,676
2,470	*	PAM Transportation Services, Inc	141
6,136		Park-Ohio Holdings Corp	323
1,647	*	Patriot Transportation Holding, Inc	41
20,803	*	Quality Distribution, Inc	215
36,815	*	Republic Airways Holdings, Inc	506
20,933	*	Roadrunner Transportation Services Holdings, Inc	529
40,345		Ryder System, Inc	3,828
30,068		Safe Bulkers, Inc	108
18,094	*	Saia, Inc	802
102,799	*,e	Scorpio Bulkers, Inc	244
40,260		Skywest, Inc	588
519,579		Southwest Airlines Co	23,017
55,048	*	Spirit Airlines, Inc	4,259
63,781	*	Swift Transportation Co, Inc	1,660
282,381	*	UAL Corp	18,990
14,027	*	Ultrapetrol Bahamas Ltd	20
678,894		Union Pacific Corp	73,531
531,352		United Parcel Service, Inc (Class B)	51,509
3,884		Universal Truckload Services, Inc	98
4,427	*,e	USA Truck, Inc	123
69,158	e	UTI Worldwide, Inc	851
9,699	*,e	Virgin America, Inc	295
34,798		Werner Enterprises, Inc	1,093
34,408	*	Wesco Aircraft Holdings, Inc	527
40,094	*,e	XPO Logistics, Inc	1,823
23,809	*	YRC Worldwide, Inc	428
		TOTAL TRANSPORTATION	411,778

UTILITIES - 3.0%
15,035		Abengoa Yield plc	508
497,334		AES Corp	6,391
90,267		AGL Resources, Inc	4,482
32,016		Allete, Inc	1,689
84,216		Alliant Energy Corp	5,306
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
184,363		Ameren Corp	$7,780
367,101		American Electric Power Co, Inc	20,649
29,456		American States Water Co	1,175
134,451		American Water Works Co, Inc	7,289
134,973		Aqua America, Inc	3,557
4,909		Artesian Resources Corp	105
108,646	e	Atlantic Power Corp	305
69,174		Atmos Energy Corp	3,825
45,672		Avista Corp	1,561
33,522		Black Hills Corp	1,691
35,650		California Water Service Group	874
306,005	*	Calpine Corp	6,998
325,746		Centerpoint Energy, Inc	6,648
11,590		Chesapeake Utilities Corp	587
46,444		Cleco Corp	2,532
203,302		CMS Energy Corp	7,097
8,405		Connecticut Water Service, Inc	305
220,291		Consolidated Edison, Inc	13,438
438,116		Dominion Resources, Inc	31,049
131,757		DTE Energy Co	10,631
530,050		Duke Energy Corp	40,697
92,132	*	Dynegy, Inc	2,896
244,181		Edison International	15,254
30,616		El Paso Electric Co	1,183
33,239		Empire District Electric Co	825
135,237		Entergy Corp	10,480
239,428		Eversource Energy	12,096
643,562		Exelon Corp	21,630
318,220		FirstEnergy Corp	11,157
117,135		Great Plains Energy, Inc	3,125
73,366		Hawaiian Electric Industries, Inc	2,357
38,056		Idacorp, Inc	2,393
59,780		Integrys Energy Group, Inc	4,305
118,947		ITC Holdings Corp	4,452
32,340		Laclede Group, Inc	1,656
144,429		MDU Resources Group, Inc	3,082
26,250		MGE Energy, Inc	1,163
11,759		Middlesex Water Co	268
55,740		National Fuel Gas Co	3,363
63,442		New Jersey Resources Corp	1,971
326,860		NextEra Energy, Inc	34,010
237,792		NiSource, Inc	10,501
22,143	e	Northwest Natural Gas Co	1,062
27,832		NorthWestern Corp	1,497
245,109		NRG Energy, Inc	6,174
17,100	e	NRG Yield, Inc	867
150,808		OGE Energy Corp	4,767
39,547	e	ONE Gas, Inc	1,710
13,917	e	Ormat Technologies, Inc	529
27,545		Otter Tail Corp	886
29,866		Pattern Energy Group, Inc	846
189,953		Pepco Holdings, Inc	5,096
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
351,902		PG&E Corp	$18,675
61,707		Piedmont Natural Gas Co, Inc	2,278
83,775		Pinnacle West Capital Corp	5,341
60,937		PNM Resources, Inc	1,779
58,032	e	Portland General Electric Co	2,152
502,156		PPL Corp	16,903
384,444		Public Service Enterprise Group, Inc	16,116
130,852		Questar Corp	3,122
104,149		SCANA Corp	5,727
184,580		Sempra Energy	20,123
12,005		SJW Corp	371
24,625		South Jersey Industries, Inc	1,337
665,012		Southern Co	29,447
34,400		Southwest Gas Corp	2,001
163,004		TECO Energy, Inc	3,162
17,533		TerraForm Power, Inc	640
128,103		UGI Corp	4,175
43,076		UIL Holdings Corp	2,215
10,272		Unitil Corp	357
62,331		Vectren Corp	2,751
96,665		Westar Energy, Inc	3,747
39,376		WGL Holdings, Inc	2,221
170,964		Wisconsin Energy Corp	8,463
375,757		Xcel Energy, Inc	13,080
9,006		York Water Co	219
		TOTAL UTILITIES	525,172
		TOTAL COMMON STOCKS	17,248,532
		(Cost $9,196,809)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
15,560	e,m	Magnum Hunter Resources Corp	0	^
		TOTAL ENERGY	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	*,m	Forest Laboratories, Inc CVR	10
6,747	*,m	Furiex Pharmaceuticals, Inc	66
4,045	*,m	Omthera Pharmaceuticals, Inc	2
28,951	e,m	Trius Therapeutics, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	82

SOFTWARE & SERVICES
19,206	*,m	Gerber Scientific, Inc	0	^
		TOTAL SOFTWARE & SERVICES	0	^

TELECOMMUNICATION SERVICES - 0.0%
46,753	m	Leap Wireless International, Inc	118
		TOTAL TELECOMMUNICATION SERVICES	118

		TOTAL RIGHTS / WARRANTS	200
		(Cost $184)
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 3.2%
GOVERNMENT AGENCY DEBT - 0.0%
$8,000,000	d	Federal Home Loan Bank (FHLB)	0.050%	04/29/15	$8,000
		TOTAL GOVERNMENT AGENCY DEBT			8,000

TREASURY DEBT - 0.0%
300,000	d	United States Treasury Bill	0.120	07/23/15	300
1,000,000	d	United States Treasury Bill	0.065	08/27/15	999
		TOTAL TREASURY DEBT			1,299

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
549,146,032	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			549,146
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			549,146

		TOTAL SHORT-TERM INVESTMENTS			558,445
		(Cost $558,445)
		TOTAL INVESTMENTS - 103.0%			17,807,177
		(Cost $9,755,438)
		OTHER ASSETS & LIABILITIES, NET - (3.0)%			(517,623)
		NET ASSETS - 100.0%			$17,289,554

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $531,695,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.9%

AUTOMOBILES & COMPONENTS - 0.1%
$4,975,000	i	Gates Global LLC	4.250%	07/05/21	$4,953
5,000,000	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	5,032
		TOTAL AUTOMOBILES & COMPONENTS			9,985

CAPITAL GOODS - 0.0%
4,789,750	i	TransDigm, Inc	3.750	02/28/20	4,778
		TOTAL CAPITAL GOODS			4,778

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,719,656	i	Capital Safety North America	3.750	03/29/21	2,672
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,672

CONSUMER SERVICES - 0.1%
4,963,778	i	1011778 BC ULC	4.500	12/12/21	5,011
4,369,369	i	Hilton Worldwide	3.500	10/26/20	4,373
4,961,929	i	MGM Resorts International	3.500	12/20/19	4,944
		TOTAL CONSUMER SERVICES			14,328

DIVERSIFIED FINANCIALS - 0.0%
4,962,406		i TransUnion LLC	4.000	04/09/21	4,959
		TOTAL DIVERSIFIED FINANCIALS			4,959

ENERGY - 0.0%
168,582	i	Granite Acquisition, Inc	5.000	12/19/21	171
3,821,839	i	Granite Acquisition, Inc	5.000	12/19/21	3,866
		TOTAL ENERGY			4,037

FOOD & STAPLES RETAILING - 0.1%
5,550,000	i	Albertson’s Holdings LLC	5.500	08/25/21	5,594
		TOTAL FOOD & STAPLES RETAILING			5,594

FOOD, BEVERAGE & TOBACCO - 0.1%
7,778,879	i	HJ Heinz Co	3.000	06/07/19	7,782
		TOTAL FOOD, BEVERAGE & TOBACCO			7,782

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,600,800	i	Capsugel Holdings US, Inc	3.500	08/01/18	3,594
469,063	i	CHS/Community Health Systems	4.250	01/27/21	471
1,687,250	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,690
2,968,411	i	Kinetic Concepts, Inc	4.000	11/04/16	2,965
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,720

MATERIALS - 0.1%
891,765	i	Eco Services Operations LLC	4.750	12/04/21	894
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,344,376		Minerals Technologies, Inc	4.000%	05/09/21	$2,353
3,000,000	i	Minerals Technologies, Inc	4.000	05/09/21	3,011
3,383,000	i	Solenis International LP	4.250	07/31/21	3,356
		TOTAL MATERIALS			9,614

MEDIA - 0.1%
5,000,000	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	4,988
4,525,502	i	MTL Publishing LLC	3.750	06/29/18	4,517
1,812,654	i	Univision Communications, Inc	4.000	03/01/20	1,808
3,846,642	i	Virgin Media Investment Holdings Ltd	3.500	06/05/20	3,840
		TOTAL MEDIA			15,153

RETAILING - 0.0%
835,000	i	Dollar Tree, Inc	4.250	03/09/22	844
850,000	i	PetSmart, Inc	5.000	03/11/22	856
1,962,238	i	Stater Bros Markets	4.750	05/12/21	1,957
		TOTAL RETAILING			3,657

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
10,750,784	i	Avago Technologies Ltd	3.750	05/06/21	10,766
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,766

SOFTWARE & SERVICES - 0.1%
4,410,030	i	Activision Blizzard, Inc	3.250	10/11/20	4,427
4,962,406	i	IMS Health, Inc	3.500	03/17/21	4,940
		TOTAL SOFTWARE & SERVICES			9,367

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
4,763,728	i	NXP BV	3.250	01/11/20	4,740
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,740

UTILITIES - 0.0%
195,003	i	Calpine Corp	4.000	10/09/19	195
		TOTAL UTILITIES			195

		TOTAL BANK LOAN OBLIGATIONS			116,347
		(Cost $116,058)

BONDS - 96.3%

CORPORATE BONDS - 36.3%

AUTOMOBILES & COMPONENTS - 0.3%
10,300,000		Ford Motor Co	4.750	01/15/43	11,263
1,000,000	g	Gates Global LLC	6.000	07/15/22	944
1,900,000	g,h	Hyundai Capital Services, Inc	2.625	09/29/20	1,908
13,950,000		Johnson Controls, Inc	4.625	07/02/44	14,964
8,675,000		Magna International, Inc	3.625	06/15/24	8,838
		TOTAL AUTOMOBILES & COMPONENTS			37,917

BANKS - 6.7%
3,100,000	g	Akbank TAS	4.000	01/24/20	3,024
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,300,000	g	Akbank TAS	5.125%	03/31/25	$2,260
2,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	2,542
1,500,000		Bancolombia S.A.	5.950	06/03/21	1,657
1,500,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	1,511
3,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	3,058
5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,229
5,000,000	g	Bank Nederlandse Gemeenten NV	1.750	03/24/20	5,033
15,175,000		Bank of America Corp	3.750	07/12/16	15,640
18,550,000		Bank of America Corp	5.300	03/15/17	19,808
8,525,000		Bank of America Corp	6.000	09/01/17	9,376
9,000,000		Bank of America Corp	2.600	01/15/19	9,160
7,000,000		Bank of America Corp	2.650	04/01/19	7,133
16,500,000		Bank of America Corp	4.000	01/22/25	16,714
6,750,000		Bank of America Corp	4.250	10/22/26	6,968
6,350,000		Bank of America Corp	5.000	01/21/44	7,289
8,700,000		Bank of America Corp	4.875	04/01/44	9,793
27,700,000	g	Bank of Montreal	2.625	01/25/16	28,225
29,500,000	g	Bank of Nova Scotia	2.150	08/03/16	30,092
25,000,000		Bank of Nova Scotia	2.125	09/11/19	25,401
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,956
5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,501
7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	7,316
8,075,000		Barclays plc	2.750	11/08/19	8,155
13,300,000		Barclays plc	3.650	03/16/25	13,341
5,190,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	5,333
3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,274
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	12,724
11,850,000		Capital One Bank USA NA	2.950	07/23/21	12,019
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,558
8,425,000		Citigroup, Inc	1.300	11/15/16	8,437
9,300,000		Citigroup, Inc	2.550	04/08/19	9,481
11,000,000		Citigroup, Inc	3.875	10/25/23	11,611
12,050,000		Citigroup, Inc	3.750	06/16/24	12,624
10,525,000		Citigroup, Inc	5.300	05/06/44	11,832
10,000,000	i	Citigroup, Inc	5.350	12/30/49	9,675
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,117
8,650,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	9,351
10,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	13,549
6,600,000	g	Credit Agricole S.A.	4.375	03/17/25	6,674
2,800,000	g	DBS Group Holdings Ltd	2.246	07/16/19	2,832
16,351,000		Deutsche Bank AG	3.700	05/30/24	16,760
5,980,000		Eksportfinans ASA	2.375	05/25/16	6,001
2,300,000	g	Export Credit Bank of Turkey	5.000	09/23/21	2,306
12,850,000		Fifth Third Bancorp	2.375	04/25/19	13,037
4,200,000	g	Hana Bank	4.375	09/30/24	4,475
8,700,000	g	HSBC Bank plc	1.500	05/15/18	8,695
7,350,000	g	HSBC Bank plc	4.125	08/12/20	8,013
1,550,000		HSBC Holdings plc	4.000	03/30/22	1,667
12,250,000		HSBC Holdings plc	4.250	03/14/24	12,854
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,680
5,000,000		HSBC USA, Inc	1.625	01/16/18	5,003
7,150,000		HSBC USA, Inc	2.250	06/23/19	7,207
12,000,000		HSBC USA, Inc	2.375	11/13/19	12,107
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$13,300,000		HSBC USA, Inc	2.350%	03/05/20	$13,379
17,000,000		JPMorgan Chase & Co	3.875	02/01/24	17,983
9,400,000		JPMorgan Chase & Co	4.850	02/01/44	10,728
3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,661
9,550,000		KeyBank NA	2.500	12/15/19	9,734
6,625,000		KeyBank NA	2.250	03/16/20	6,671
4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,538
9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,970
1,500,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,564
6,225,000	g	PKO Finance AB	4.630	09/26/22	6,583
10,400,000		PNC Bank NA	2.200	01/28/19	10,534
11,475,000		PNC Bank NA	2.250	07/02/19	11,634
10,950,000		PNC Bank NA	2.700	11/01/22	10,898
17,395,000		PNC Bank NA	2.950	01/30/23	17,456
6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,285
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,309
12,000,000		Royal Bank of Canada	1.200	09/19/17	12,004
11,300,000		Royal Bank of Canada	2.200	07/27/18	11,542
40,000,000		Royal Bank of Canada	1.875	02/05/20	40,075
15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	15,004
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,373
3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,883
6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,731
5,700,000		SunTrust Bank	2.750	05/01/23	5,663
495,000		Toronto-Dominion Bank	2.500	07/14/16	506
16,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	16,714
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	70,734
7,650,000		Toronto-Dominion Bank	1.125	05/02/17	7,667
13,300,000	g	Toronto-Dominion Bank	1.950	04/02/20	13,353
1,325,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,334
1,700,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	1,698
2,350,000	g	Turkiye Is Bankasi	3.750	10/10/18	2,304
2,775,000	g	Turkiye Is Bankasi	5.500	04/21/19	2,861
7,100,000		Union Bank NA	2.125	06/16/17	7,203
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,957
5,800,000		US Bancorp	1.650	05/15/17	5,879
17,650,000		US Bank NA	2.800	01/27/25	17,643
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,749
15,000,000	g	Westpac Banking Corp	1.850	11/26/18	15,156
10,850,000		Westpac Banking Corp	2.250	01/17/19	11,059
		TOTAL BANKS			923,097

CAPITAL GOODS - 0.9%
2,275,000	g	Alpek S.A. de C.V.	4.500	11/20/22	2,327
5,750,000		Caterpillar Financial Services Corp	2.250	12/01/19	5,836
5,700,000		Caterpillar Financial Services Corp	3.250	12/01/24	5,906
12,050,000		Caterpillar, Inc	1.500	06/26/17	12,206
8,000,000		Deere & Co	2.600	06/08/22	8,031
6,350,000	g	EADS Finance BV	2.700	04/17/23	6,378
2,075,000		Eaton Corp	4.000	11/02/32	2,182
675,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	599
1,300,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	1,355
4,250,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	4,321
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$17,675,000		John Deere Capital Corp	1.950%	03/04/19	$17,850
1,376,050	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	1,053
8,375,000		Raytheon Co	4.200	12/15/44	8,974
4,925,000		Rockwell Automation, Inc	2.050	03/01/20	4,973
4,995,000		Rockwell Automation, Inc	2.875	03/01/25	5,035
1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,263
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,428
12,950,000	g	Timken Co	3.875	09/01/24	13,186
7,000,000	g	TSMC Global Ltd	1.625	04/03/18	6,938
1,750,000	g	Tupy Overseas S.A.	6.625	07/17/24	1,680
8,950,000		United Technologies Corp	1.800	06/01/17	9,113
5,950,000		United Technologies Corp	4.500	06/01/42	6,600
		TOTAL CAPITAL GOODS			127,234

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,425,000		ADT Corp	4.125	04/15/19	1,452
1,425,000		ADT Corp	6.250	10/15/21	1,518
1,250,000	g	AECOM Technology Corp	5.750	10/15/22	1,294
4,875,000	g	AECOM Technology Corp	5.875	10/15/24	5,119
7,175,000		Air Lease Corp	3.875	04/01/21	7,390
7,250,000		Fluor Corp	3.500	12/15/24	7,474
3,300,000	g	HPHT Finance 15 Ltd	2.250	03/17/18	3,311
10,290,000		Republic Services, Inc	3.800	05/15/18	10,908
5,375,000		Republic Services, Inc	3.550	06/01/22	5,624
6,625,000		Republic Services, Inc	3.200	03/15/25	6,653
2,000,000		United Rentals North America, Inc	4.625	07/15/23	2,022
7,150,000		Waste Management, Inc	2.600	09/01/16	7,280
15,050,000		Waste Management, Inc	2.900	09/15/22	15,158
2,000,000		Waste Management, Inc	3.900	03/01/35	2,050
2,225,000		Waste Management, Inc	4.100	03/01/45	2,274
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			79,527

CONSUMER DURABLES & APPAREL - 0.2%
1,250,000	g	Controladora Mabe S.A. de C.V.	7.875	10/28/19	1,416
9,600,000		DR Horton, Inc	3.750	03/01/19	9,720
3,000,000		Lennar Corp	4.500	11/15/19	3,082
6,900,000		PVH Corp	4.500	12/15/22	7,004
2,625,000		Whirlpool Corp	3.700	03/01/23	2,708
		TOTAL CONSUMER DURABLES & APPAREL			23,930

CONSUMER SERVICES - 0.9%
4,000,000	g	1011778 BC / New Red Fin	6.000	04/01/22	4,145
850,000		ARAMARK Corp	5.750	03/15/20	888
2,475,000		GLP Capital LP	4.375	11/01/18	2,543
5,000,000		Johns Hopkins University	4.083	07/01/53	5,297
8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,214
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	14,835
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	12,255
6,475,000		Service Corp International	5.375	05/15/24	6,766
800,000	g	Six Flags Entertainment Corp	5.250	01/15/21	822
40,000,000		Stanford University	4.013	05/01/42	44,373
21,000,000		University of Chicago	4.151	10/01/45	21,381
		TOTAL CONSUMER SERVICES			121,519
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
DIVERSIFIED FINANCIALS - 4.8%
$3,875,000		Abbey National Treasury Services plc	4.000%	04/27/16	$3,995
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,219
9,275,000		American Express Credit Corp	1.300	07/29/16	9,327
2,650,000		American Express Credit Corp	2.125	07/27/18	2,701
5,550,000		American Express Credit Corp	2.250	08/15/19	5,630
6,250,000	i	Bank of New York Mellon Corp	1.969	06/20/17	6,366
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,699
11,550,000	g	Bayer US Finance LLC	2.375	10/08/19	11,750
8,100,000	g	Bayer US Finance LLC	3.375	10/08/24	8,439
2,500,000	g	BBVA Bancomer S.A.	6.750	09/30/22	2,827
2,400,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	2,388
15,000,000		BlackRock, Inc	1.375	06/01/15	15,022
5,650,000		BlackRock, Inc	3.500	03/18/24	5,982
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	10,879
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,895
10,100,000		Capital One Financial Corp	1.000	11/06/15	10,112
2,800,000	g	Comcel Trust	6.875	02/06/24	2,983
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,892
7,175,000		Credit Suisse	2.300	05/28/19	7,248
5,675,000		Credit Suisse	3.000	10/29/21	5,780
10,000,000	g	FMR LLC	4.950	02/01/33	11,191
11,425,000	g	FMR LLC	5.150	02/01/43	13,242
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	6,992
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,709
6,600,000		Ford Motor Credit Co LLC	2.375	03/12/19	6,677
17,000,000		General Electric Capital Corp	1.625	07/02/15	17,052
4,050,000		General Electric Capital Corp	2.200	01/09/20	4,095
30,000,000		General Electric Capital Corp	3.100	01/09/23	30,900
5,000,000		General Electric Capital Corp	6.150	08/07/37	6,638
375,000		General Electric Capital Corp	6.875	01/10/39	540
3,900,000		General Motors Financial Co, Inc	4.375	09/25/21	4,154
19,240,000		Goldman Sachs Group, Inc	3.300	05/03/15	19,273
11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,300
10,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	10,728
8,900,000		Goldman Sachs Group, Inc	2.600	04/23/20	8,995
7,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	8,068
23,975,000		Goldman Sachs Group, Inc	3.500	01/23/25	24,445
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,438
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	4,071
300,000		Goldman Sachs Group, Inc	6.250	02/01/41	391
15,125,000		Goldman Sachs Group, Inc	4.800	07/08/44	16,800
9,599,000		HSBC Finance Corp	6.676	01/15/21	11,398
6,100,000	g	Hyundai Capital America	2.600	03/19/20	6,165
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,852
1,425,000		Icahn Enterprises LP	4.875	03/15/19	1,452
1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,777
4,800,000	g	ICICI Bank Ltd	3.500	03/18/20	4,936
800,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	835
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,615
8,400,000		International Lease Finance Corp	3.875	04/15/18	8,526
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,472
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,000,000		International Lease Finance Corp	5.875%	08/15/22	$5,550
1,625,000		Legg Mason, Inc	2.700	07/15/19	1,655
2,400,000		Legg Mason, Inc	3.950	07/15/24	2,504
4,125,000	g	Lukoil International Finance BV	3.416	04/24/18	3,798
3,745,000	g	Lukoil International Finance BV	6.125	11/09/20	3,605
10,300,000		Morgan Stanley	1.750	02/25/16	10,366
21,500,000		Morgan Stanley	1.875	01/05/18	21,644
8,825,000		Morgan Stanley	2.650	01/27/20	8,964
6,800,000		Morgan Stanley	3.750	02/25/23	7,127
2,400,000		Morgan Stanley	3.875	04/29/24	2,524
24,800,000		Morgan Stanley	3.700	10/23/24	25,856
8,000,000		Morgan Stanley	4.350	09/08/26	8,386
7,250,000		Morgan Stanley	6.375	07/24/42	9,670
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	4,923
6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,619
4,000,000	g	Reliance Holdings USA	4.500	10/19/20	4,269
1,725,000	g	SUAM Finance BV	4.875	04/17/24	1,785
48,599,798		Tagua Leasing LLC	1.900	07/12/24	48,464
2,075,000		Textron, Inc	3.875	03/01/25	2,144
5,186,000		Toyota Motor Credit Corp	1.375	01/10/18	5,203
16,625,000		Toyota Motor Credit Corp	2.150	03/12/20	16,779
9,125,000		Unilever Capital Corp	2.200	03/06/19	9,321
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,244
12,500,000		Wells Fargo & Co	1.500	07/01/15	12,533
15,000,000		Wells Fargo & Co	3.000	02/19/25	15,065
10,650,000		Wells Fargo & Co	4.100	06/03/26	11,221
		TOTAL DIVERSIFIED FINANCIALS			661,080

ENERGY - 2.8%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	8,480
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,885
3,650,000		Apache Corp	1.750	04/15/17	3,679
3,750,000		Ashland, Inc	3.875	04/15/18	3,844
6,650,000		Ashland, Inc	4.750	08/15/22	6,750
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,423
13,300,000		BP Capital Markets plc	2.315	02/13/20	13,412
3,000,000	g	California Resources Corp	5.000	01/15/20	2,707
2,080,000	g	California Resources Corp	6.000	11/15/24	1,823
2,600,000	i	Chesapeake Energy Corp	3.503	04/15/19	2,503
6,250,000		Chevron Corp	2.355	12/05/22	6,174
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,516
8,800,000		ConocoPhillips Co	3.350	11/15/24	9,068
2,075,000		Continental Resources, Inc	5.000	09/15/22	2,046
3,150,000		Devon Energy Corp	4.750	05/15/42	3,369
5,850,000		Ecopetrol S.A.	4.125	01/16/25	5,601
1,000,000		Ecopetrol S.A.	5.875	05/28/45	938
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,582
10,450,000		Enterprise Products Operating LLC	3.750	02/15/25	10,809
7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	8,403
1,950,000		EOG Resources, Inc	2.625	03/15/23	1,948
7,975,000		EOG Resources, Inc	3.150	04/01/25	8,133
5,000,000		EP Energy LLC	6.875	05/01/19	5,125
2,250,000		Exterran Partners LP	6.000	10/01/22	2,048
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,325,000		Exxon Mobil Corp	1.912%	03/06/20	$12,445
3,075,000		Exxon Mobil Corp	2.709	03/06/25	3,106
6,575,000		Exxon Mobil Corp	3.567	03/06/45	6,818
2,739,000		Husky Energy, Inc	3.950	04/15/22	2,783
1,900,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,254
1,000,000	g	KMG Finance Sub BV	6.375	04/09/21	997
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,650
850,000		Marathon Petroleum Corp	3.625	09/15/24	860
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,357
3,950,000		Noble Energy, Inc	3.900	11/15/24	4,019
1,850,000		Noble Energy, Inc	5.250	11/15/43	1,934
1,625,000		Noble Energy, Inc	5.050	11/15/44	1,705
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,485
3,050,000		Noble Holding International Ltd	4.000	03/16/18	3,066
7,550,000		Noble Holding International Ltd	4.900	08/01/20	7,314
4,325,000	g	Oleoducto Central SA	4.000	05/07/21	4,306
10,850,000		ONE Gas, Inc	2.070	02/01/19	10,993
3,500,000		ONE Gas, Inc	3.610	02/01/24	3,750
2,000,000	g	Pacific Rubiales Energy Corp	5.625	01/19/25	1,176
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	879
4,000,000		Pemex Project Funding Master Trust	6.625	06/15/35	4,580
2,000,000	g	Pertamina Persero PT	4.875	05/03/22	2,083
3,550,000	g	Pertamina Persero PT	4.300	05/20/23	3,559
1,850,000	i	Petrobras Global Finance BV	1.881	05/20/16	1,748
2,000,000		Petrobras Global Finance BV	3.250	03/17/17	1,845
2,000,000	i	Petrobras Global Finance BV	2.393	01/15/19	1,733
810,000		Petrobras Global Finance BV	4.375	05/20/23	693
2,650,000		Petrobras Global Finance BV	6.250	03/17/24	2,498
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,040
3,000,000		Petrobras International Finance Co	3.500	02/06/17	2,808
4,350,000		Petroleos Mexicanos	3.500	07/18/18	4,524
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,469
2,400,000	g	Petroleos Mexicanos	3.500	07/23/20	2,454
1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,592
16,000,000		Petroleos Mexicanos	1.950	12/20/22	16,073
8,560,000		Petroleos Mexicanos	2.000	12/20/22	8,637
2,250,000	g	Petroleos Mexicanos	4.500	01/23/26	2,293
2,180,000		Petroleos Mexicanos	5.500	06/27/44	2,199
2,187,500		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	2,268
2,000,000	g	Petronas Capital Ltd	3.125	03/18/22	2,015
2,500,000	g	Petronas Capital Ltd	3.500	03/18/25	2,531
5,775,000		Phillips 66	4.875	11/15/44	6,185
614,000		Pioneer Natural Resources Co	7.500	01/15/20	729
10,575,000		Plains All American Pipeline LP	3.600	11/01/24	10,617
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,520
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,328
3,335,000		Range Resources Corp	5.000	08/15/22	3,318
1,425,000		Regency Energy Partners LP	5.875	03/01/22	1,546
2,250,000	g	Reliance Industries Ltd	4.125	01/28/25	2,269
6,000,000		Shell International Finance BV	2.375	08/21/22	5,978
4,900,000		Southwestern Energy Co	4.050	01/23/20	5,063
4,405,000		Southwestern Energy Co	4.100	03/15/22	4,334
2,075,000		Statoil ASA	1.200	01/17/18	2,069
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,300,000		Statoil ASA	2.450%	01/17/23	$5,215
8,875,000		Statoil ASA	4.250	11/23/41	9,513
5,700,000		Suncor Energy, Inc	3.600	12/01/24	5,824
3,500,000		Talisman Energy, Inc	3.750	02/01/21	3,444
2,000,000	g	Targa Resources Partners LP	5.000	01/15/18	2,060
2,000,000		Tesoro Corp	5.125	04/01/24	2,040
1,000,000		Total Capital International S.A.	1.000	01/10/17	1,004
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,175
3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	4,082
2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	2,668
800,000	g	Ultra Petroleum Corp	5.750	12/15/18	722
2,750,000	g	Ultra Petroleum Corp	6.125	10/01/24	2,358
1,000,000		Vale Overseas Ltd	4.375	01/11/22	961
2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,669
2,490,000		Whiting Petroleum Corp	5.750	03/15/21	2,471
2,400,000		WPX Energy, Inc	5.250	09/15/24	2,111
		TOTAL ENERGY			386,078

FOOD & STAPLES RETAILING - 0.3%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,709
7,625,000		CVS Caremark Corp	4.000	12/05/23	8,265
8,425,000		CVS Caremark Corp	3.375	08/12/24	8,737
4,900,000		Ingles Markets, Inc	5.750	06/15/23	5,084
7,300,000		Kroger Co	2.950	11/01/21	7,442
		TOTAL FOOD & STAPLES RETAILING			35,237

FOOD, BEVERAGE & TOBACCO - 0.9%
4,916,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	4,373
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,425
10,575,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	10,638
24,650,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	24,319
9,400,000		Diageo Capital plc	2.625	04/29/23	9,350
2,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	2,196
7,600,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	7,289
6,050,000		General Mills, Inc	2.200	10/21/19	6,101
6,250,000	g	Gruma SAB de C.V.	4.875	12/01/24	6,602
5,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	5,957
3,875,000	g	JM Smucker Co	3.500	03/15/25	3,983
3,650,000		Kraft Foods Group, Inc	5.000	06/04/42	4,058
3,075,000		Mondelez International, Inc	4.125	02/09/16	3,158
6,200,000		Mondelez International, Inc	4.000	02/01/24	6,734
680,000		PepsiCo, Inc	7.900	11/01/18	824
5,100,000		PepsiCo, Inc	4.250	10/22/44	5,438
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,057
6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,383
8,800,000		Philip Morris International, Inc	3.250	11/10/24	9,034
1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,121
1,125,000		TreeHouse Foods, Inc	4.875	03/15/22	1,147
3,650,000		Tyson Foods, Inc	3.950	08/15/24	3,856
2,150,000		Tyson Foods, Inc	4.875	08/15/34	2,424
		TOTAL FOOD, BEVERAGE & TOBACCO			135,467
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
$7,290,000		Baxter International, Inc	3.200%	06/15/23	$7,395
3,900,000		Becton Dickinson & Co	1.750	11/08/16	3,942
2,425,000		Becton Dickinson & Co	3.734	12/15/24	2,540
5,775,000		Becton Dickinson & Co	4.685	12/15/44	6,313
2,325,000		CHS/Community Health Systems	5.125	08/15/18	2,398
7,150,000		Covidien International Finance S.A.	1.350	05/29/15	7,160
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,946
6,850,000		Express Scripts Holding Co	3.900	02/15/22	7,273
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,928
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,342
4,560,000		HCA, Inc	6.500	02/15/20	5,135
4,575,000		HCA, Inc	5.875	03/15/22	5,055
2,775,000		Laboratory Corp of America Holdings	2.625	02/01/20	2,792
4,650,000		Laboratory Corp of America Holdings	3.600	02/01/25	4,669
3,500,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	3,448
10,450,000		McKesson Corp	4.883	03/15/44	11,994
10,125,000	g	Medtronic, Inc	2.500	03/15/20	10,344
8,450,000	g	Medtronic, Inc	3.500	03/15/25	8,841
9,625,000	g	Medtronic, Inc	4.625	03/15/45	10,911
7,100,000		Owens & Minor, Inc	3.875	09/15/21	7,427
8,325,000		Quest Diagnostics, Inc	3.500	03/30/25	8,339
2,000,000		Tenet Healthcare Corp	4.375	10/01/21	1,955
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,698
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,229
2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,738
3,100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	3,179
4,325,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	4,383
10,100,000		Zimmer Holdings, Inc	2.700	04/01/20	10,241
10,975,000		Zimmer Holdings, Inc	3.550	04/01/25	11,194
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			170,809

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,175,000		Clorox Co	3.800	11/15/21	7,746
5,725,000		Clorox Co	3.500	12/15/24	5,827
4,525,000		Ecolab, Inc	1.450	12/08/17	4,523
9,800,000		Ecolab, Inc	2.250	01/12/20	9,861
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			27,957

INSURANCE - 1.9%
1,925,000		Aetna, Inc	6.625	06/15/36	2,600
6,200,000		Allstate Corp	3.150	06/15/23	6,404
6,200,000		Allstate Corp	4.500	06/15/43	7,054
7,825,000		American International Group, Inc	2.300	07/16/19	7,941
16,425,000		American International Group, Inc	4.500	07/16/44	17,633
19,230,000		Children’s Hospital Medic	4.268	05/15/44	20,445
1,000,000		CHS/Community Health Systems	5.125	08/01/21	1,030
3,750,000		Chubb Corp	6.000	05/11/37	5,025
1,390,000		Cigna Corp	5.125	06/15/20	1,589
6,900,000		Cigna Corp	4.500	03/15/21	7,747
4,900,000		Cigna Corp	3.250	04/15/25	4,999
21,975,000	g	Five Corners Funding Trust	4.419	11/15/23	23,575
4,500,000		Hartford Financial Services Group, Inc	4.000	10/15/17	4,791
2,800,000		Lincoln National Corp	7.000	06/15/40	3,876
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,750,000	g,i	Merna Reinsurance IV Ltd	2.520%	04/08/16	$1,756
5,250,000	g	MetLife Institutional Funding II	1.625	04/02/15	5,250
7,675,000		MetLife, Inc	6.750	06/01/16	8,191
2,000,000		MetLife, Inc	4.368	09/15/23	2,221
10,000,000		MetLife, Inc	3.000	03/01/25	10,022
9,500,000		MetLife, Inc	4.721	12/15/44	10,781
11,050,000		MetLife, Inc	4.050	03/01/45	11,365
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,849
5,000,000		Progressive Corp	3.750	08/23/21	5,426
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,748
8,000,000		Prudential Financial, Inc	5.400	06/13/35	9,427
7,775,000		Prudential Financial, Inc	5.100	08/15/43	8,736
8,650,000	i	Prudential Financial, Inc	5.200	03/15/44	8,806
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,736
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,421
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	6,526
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,799
7,875,000		UnitedHealth Group, Inc	0.850	10/15/15	7,891
6,000,000		UnitedHealth Group, Inc	1.400	10/15/17	6,057
6,750,000		WellPoint, Inc	3.125	05/15/22	6,843
7,850,000		WellPoint, Inc	4.625	05/15/42	8,510
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,182
2,400,000		WR Berkley Corp	5.375	09/15/20	2,714
		TOTAL INSURANCE			265,966

MATERIALS - 1.8%
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,282
2,225,000		Alcoa, Inc	5.125	10/01/24	2,381
2,000,000		AngloGold Ashanti Holdings plc	5.125	08/01/22	1,885
1,365,000		Ball Corp	5.000	03/15/22	1,426
11,750,000		Barrick North America Finance LLC	4.400	05/30/21	12,067
3,417,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	3,914
1,300,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,331
2,300,000	g	Cemex Finance LLC	6.000	04/01/24	2,294
900,000	g	Cemex SAB de C.V.	5.700	01/11/25	888
200,000	g	Cemex SAB de C.V.	6.125	05/05/25	202
3,175,000		CF Industries, Inc	7.125	05/01/20	3,826
3,550,000		Corning, Inc	1.450	11/15/17	3,565
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,687
1,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	1,334
7,925,000		Crown Americas LLC	6.250	02/01/21	8,351
1,390,000		Crown Americas LLC	4.500	01/15/23	1,402
7,850,000		Dow Chemical Co	3.500	10/01/24	7,972
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,131
5,450,000		Eastman Chemical Co	3.800	03/15/25	5,652
6,000,000		EI du Pont de Nemours & Co	4.625	01/15/20	6,699
8,775,000	g	Georgia-Pacific LLC	2.539	11/15/19	8,896
26,775,000	g	Glencore Funding LLC	2.500	01/15/19	26,788
6,450,000	g	Glencore Funding LLC	4.625	04/29/24	6,688
23,166,000		International Paper Co	4.750	02/15/22	25,610
3,650,000		International Paper Co	4.800	06/15/44	3,755
1,800,000	g	Israel Chemicals Ltd	4.500	12/02/24	1,829
2,800,000	g	Klabin Finance S.A.	5.250	07/16/24	2,716
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000		LyondellBasell Industries NV	5.000%	04/15/19	$3,308
5,425,000		LyondellBasell Industries NV	4.625	02/26/55	5,364
1,400,000	g	Mexichem SAB de C.V.	5.875	09/17/44	1,372
3,000,000		Monsanto Co	2.200	07/15/22	2,911
2,300,000		Monsanto Co	4.200	07/15/34	2,465
6,840,000		Nucor Corp	4.000	08/01/23	7,177
3,800,000	g	OCP S.A.	5.625	04/25/24	4,133
2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	2,939
3,150,000		Packaging Corp of America	3.650	09/15/24	3,167
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,647
4,550,000		Rio Tinto Finance USA plc	2.250	12/14/18	4,624
5,000,000		Rock Tenn Co	3.500	03/01/20	5,190
3,000,000		Rock Tenn Co	4.000	03/01/23	3,158
5,066,083	g	Samarco Mineracao S.A.	5.375	09/26/24	4,750
665,000	g	Sealed Air Corp	6.500	12/01/20	740
12,475,000		Sherwin-Williams Co	1.350	12/15/17	12,491
1,675,000	g	Steel Dynamics, Inc	5.125	10/01/21	1,685
4,625,000		Teck Resources Ltd	2.500	02/01/18	4,608
3,200,000		Teck Resources Ltd	3.750	02/01/23	2,997
1,940,000		Teck Resources Ltd	6.000	08/15/40	1,846
3,950,000		Teck Resources Ltd	5.200	03/01/42	3,489
1,500,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	1,455
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,022
		TOTAL MATERIALS			241,109

MEDIA - 1.8%
3,275,000	g	British Sky Broadcasting Group plc	2.625	09/16/19	3,326
6,750,000		CBS Corp	2.300	08/15/19	6,751
3,450,000		CBS Corp	4.600	01/15/45	3,515
4,900,000		CCOH Safari LLC	5.750	12/01/24	5,047
1,000,000		Cinemark USA, Inc	5.125	12/15/22	1,015
4,275,000		Cinemark USA, Inc	4.875	06/01/23	4,254
26,000,000		Comcast Corp	4.250	01/15/33	28,034
8,800,000		DIRECTV Holdings LLC	4.450	04/01/24	9,398
3,250,000		DISH DBS Corp	4.250	04/01/18	3,266
4,250,000		DISH DBS Corp	5.125	05/01/20	4,282
2,050,000		DISH DBS Corp	5.000	03/15/23	1,993
2,430,000	g	Gannett Co, Inc	4.875	09/15/21	2,479
2,925,000	g	Gannett Co, Inc	5.500	09/15/24	3,060
825,000		Grupo Televisa S.A.	6.000	05/15/18	936
2,675,000		Grupo Televisa SAB	5.000	05/13/45	2,785
1,850,000		Lamar Media Corp	5.875	02/01/22	1,947
2,000,000		Lamar Media Corp	5.000	05/01/23	2,045
2,000,000		Lamar Media Corp	5.375	01/15/24	2,085
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,296
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,748
10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,477
2,105,000		News America, Inc	7.625	11/30/28	2,854
1,578,000		News America, Inc	6.550	03/15/33	2,093
3,575,000		News America, Inc	6.650	11/15/37	4,821
3,800,000		News America, Inc	6.900	08/15/39	5,255
8,035,000		Nielsen Finance LLC	4.500	10/01/20	8,176
4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,871
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,500,000		Starz LLC	5.000%	09/15/19	$3,596
5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,788
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	5,687
3,000,000		Time Warner, Inc	3.150	07/15/15	3,023
20,550,000		Time Warner, Inc	2.100	06/01/19	20,654
3,825,000		Time Warner, Inc	6.500	11/15/36	4,964
10,525,000		Time Warner, Inc	4.900	06/15/42	11,644
7,100,000		Time Warner, Inc	4.650	06/01/44	7,649
1,600,000	g	Time, Inc	5.750	04/15/22	1,564
7,000,000	g	Univision Communications, Inc	5.125	05/15/23	7,105
5,400,000		Viacom, Inc	2.500	12/15/16	5,520
3,000,000		Viacom, Inc	3.500	04/01/17	3,114
7,375,000		Viacom, Inc	5.850	09/01/43	8,303
		TOTAL MEDIA			229,420

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
16,625,000		Abbott Laboratories	2.000	03/15/20	16,733
16,625,000		Abbott Laboratories	2.950	03/15/25	16,822
3,700,000		Actavis Funding SCS	3.000	03/12/20	3,790
5,900,000		Actavis Funding SCS	3.800	03/15/25	6,084
14,325,000		Amgen, Inc	2.200	05/22/19	14,510
1,100,000	g	Endo Finance LLC	6.000	02/01/25	1,127
3,575,000		Gilead Sciences, Inc	2.350	02/01/20	3,673
7,975,000		Gilead Sciences, Inc	3.700	04/01/24	8,516
3,140,000		Life Technologies Corp	3.500	01/15/16	3,202
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,561
9,675,000		Merck & Co, Inc	1.850	02/10/20	9,728
3,725,000		Mylan, Inc	2.550	03/28/19	3,744
3,500,000	g	Mylan, Inc	7.875	07/15/20	3,698
2,925,000		Perrigo Co plc	4.000	11/15/23	3,056
12,200,000		Perrigo Finance plc	3.500	12/15/21	12,624
9,725,000		Perrigo Finance plc	3.900	12/15/24	10,076
2,850,000		Perrigo Finance plc	4.900	12/15/44	3,054
13,850,000	g	Roche Holdings, Inc	2.250	09/30/19	14,053
11,075,000	g	Roche Holdings, Inc	3.350	09/30/24	11,615
1,675,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	1,694
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			152,360

REAL ESTATE - 0.8%
2,310,000		AMB Property LP	4.500	08/15/17	2,473
5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,670
3,965,000		Camden Property Trust	4.625	06/15/21	4,347
3,000,000		Camden Property Trust	2.950	12/15/22	2,939
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,506
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,319
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,312
2,750,000		Equity One, Inc	3.750	11/15/22	2,791
2,754,000		Essex Portfolio LP	3.375	01/15/23	2,784
700,000		Federal Realty Investment Trust	5.900	04/01/20	815
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,135
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,628
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,756
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,556
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,600,000		Highwoods Realty LP	5.850%	03/15/17	$1,726
9,205,000		Kilroy Realty LP	3.800	01/15/23	9,430
6,400,000		Liberty Property LP	4.125	06/15/22	6,697
3,600,000		Mid-America Apartments LP	4.300	10/15/23	3,846
5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,661
3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,732
5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,418
2,325,000		Regency Centers LP	5.250	08/01/15	2,358
225,000		Regency Centers LP	5.875	06/15/17	246
4,150,000		Simon Property Group LP	2.800	01/30/17	4,269
3,040,000		Simon Property Group LP	10.350	04/01/19	3,941
1,360,000		Ventas Realty LP	3.125	11/30/15	1,379
1,015,000		Ventas Realty LP	3.250	08/15/22	1,018
3,150,000		Ventas Realty LP	3.750	05/01/24	3,236
1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,168
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,823
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,223
		TOTAL REAL ESTATE			113,202

RETAILING - 0.6%
5,850,000		AmeriGas Finance LLC	3.750	05/01/21	5,982
2,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	2,131
6,125,000		Home Depot, Inc	2.250	09/10/18	6,326
11,000,000		Home Depot, Inc	2.000	06/15/19	11,193
8,750,000		Home Depot, Inc	4.400	03/15/45	9,796
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,630
8,075,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	8,028
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	9,189
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,753
7,975,000		Priceline Group, Inc	3.650	03/15/25	8,116
2,475,000		QVC, Inc	5.125	07/02/22	2,631
4,400,000		QVC, Inc	4.375	03/15/23	4,483
2,725,000	g	Tiffany & Co	3.800	10/01/24	2,770
		TOTAL RETAILING			79,028

SOFTWARE & SERVICES - 0.4%
6,600,000		Adobe Systems, Inc	3.250	02/01/25	6,665
5,000,000	g	Audatex North America, Inc	6.000	06/15/21	5,288
2,075,000		Equinix, Inc	4.875	04/01/20	2,143
2,250,000		Equinix, Inc	5.375	01/01/22	2,346
11,500,000		Fidelity National Information Services, Inc	5.000	03/15/22	12,193
6,675,000		Microsoft Corp	3.500	02/12/35	6,658
3,075,000		NCR Corp	4.625	02/15/21	3,079
525,000		NCR Corp	5.875	12/15/21	547
1,650,000	g	Open Text Corp	5.625	01/15/23	1,712
13,825,000		Oracle Corp	3.400	07/08/24	14,533
		TOTAL SOFTWARE & SERVICES			55,164

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
3,475,000		Amphenol Corp	3.125	09/15/21	3,562
1,975,000		CC Holdings GS V LLC	2.381	12/15/17	1,991
2,962,000		Flextronics International Ltd	4.625	02/15/20	3,106
38,125,000		General Electric Co	0.850	10/09/15	38,245
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,300,000		General Electric Co	5.250%	12/06/17	$3,642
8,425,000		General Electric Co	2.700	10/09/22	8,569
10,325,000		General Electric Co	4.125	10/09/42	10,899
7,500,000		General Electric Co	4.500	03/11/44	8,420
10,100,000		Hewlett-Packard Co	2.750	01/14/19	10,355
3,625,000		Hewlett-Packard Co	3.750	12/01/20	3,802
13,825,000	g	Keysight Technologies, Inc	4.550	10/30/24	13,930
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,212
1,075,000	g	Millicom International Cellular S.A.	6.000	03/15/25	1,071
3,125,000	g	NXP BV	3.750	06/01/18	3,188
5,000,000		Scientific Games International, Inc	6.250	09/01/20	3,725
8,900,000		Seagate HDD Cayman	4.750	06/01/23	9,354
4,850,000	g	Seagate HDD Cayman	4.750	01/01/25	5,022
525,000	g	Sensata Technologies BV	5.625	11/01/24	559
5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,144
6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,957
1,425,000	g	Zebra Technologies Corp	7.250	10/15/22	1,535
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			145,288

TELECOMMUNICATION SERVICES - 2.0%
1,800,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	1,801
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,917
1,000,000		America Movil SAB de C.V.	3.125	07/16/22	1,017
4,350,000		American Tower Corp	3.500	01/31/23	4,312
1,667,000		AT&T, Inc	2.500	08/15/15	1,678
21,350,000		AT&T, Inc	1.400	12/01/17	21,233
8,200,000		AT&T, Inc	2.625	12/01/22	7,986
6,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	7,025
5,525,000		British Telecommunications plc	1.625	06/28/16	5,565
1,600,000	g	CommScope Holding Co, Inc	5.000	06/15/21	1,598
2,600,000	g	CommScope Holding Co, Inc	5.500	06/15/24	2,600
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,069
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	6,085
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	4,088
1,500,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,566
3,300,000	g	ENTEL Chile S.A.	4.750	08/01/26	3,384
2,025,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,914
3,500,000	g	Oi S.A.	5.750	02/10/22	2,865
3,950,000		Orange S.A.	5.500	02/06/44	4,690
2,800,000	g	Qtel International Finance Ltd	3.875	01/31/28	2,758
2,050,000	g	SES	3.600	04/04/23	2,146
3,450,000	g	SES Global Americas Holdings GP	2.500	03/25/19	3,461
7,475,000		Sprint Corp	7.250	09/15/21	7,512
1,000,000	g	Telecom Italia S.p.A	5.303	05/30/24	1,047
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,382
11,850,000		Telefonica Emisiones SAU	4.570	04/27/23	13,040
2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,399
1,650,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,642
21,600,000		Verizon Communications, Inc	0.700	11/02/15	21,601
19,967,000		Verizon Communications, Inc	2.625	02/21/20	20,328
9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,700
5,625,000		Verizon Communications, Inc	4.150	03/15/24	6,042
20,500,000		Verizon Communications, Inc	4.400	11/01/34	20,884
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$25,920,000	g	Verizon Communications, Inc	4.272%	01/15/36	$25,724
10,550,000		Verizon Communications, Inc	3.850	11/01/42	9,585
549,000		Verizon Communications, Inc	6.550	09/15/43	713
13,623,000		Verizon Communications, Inc	5.012	08/21/54	14,137
5,321,000	g	Verizon Communications, Inc	4.672	03/15/55	5,212
4,600,000	g	VimpelCom Holdings BV	5.950	02/13/23	3,956
1,525,000	g	Virgin Media Finance plc	6.000	10/15/24	1,601
		TOTAL TELECOMMUNICATION SERVICES			271,263

TRANSPORTATION - 1.2%
6,125,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	6,226
5,850,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	6,063
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,815
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	6,161
6,600,000		Boeing Co	3.300	03/01/35	6,559
3,325,000		Boeing Co	3.500	03/01/45	3,299
1,000,000	g	Bombardier, Inc	5.500	09/15/18	999
1,075,000	g	Bombardier, Inc	4.750	04/15/19	1,053
6,875,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	7,175
7,075,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	7,754
9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	9,177
3,000,000		CSX Corp	4.100	03/15/44	3,125
1,300,000	g	Embraer Overseas Ltd	5.696	09/16/23	1,389
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,965
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,840
4,350,000		FedEx Corp	2.300	02/01/20	4,395
5,400,000		FedEx Corp	3.200	02/01/25	5,473
4,500,000		FedEx Corp	4.100	02/01/45	4,494
6,311,000		GATX Corp	1.250	03/04/17	6,284
7,150,000		GATX Corp	2.500	07/30/19	7,205
4,425,000		GATX Corp	3.250	03/30/25	4,377
5,900,000		GATX Corp	5.200	03/15/44	6,618
6,650,000		GATX Corp	4.500	03/30/45	6,750
17,344,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	17,083
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,632
2,975,000		Southwest Airlines Co	2.750	11/06/19	3,043
3,500,000	g	TTX Co	3.600	01/15/25	3,632
3,375,000		Union Pacific Corp	3.375	02/01/35	3,297
7,750,000		United Parcel Service, Inc	3.125	01/15/21	8,235
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,936
		TOTAL TRANSPORTATION			158,054

UTILITIES - 3.8%
1,250,000	i	AES Corp	3.262	06/01/19	1,244
6,225,000		AES Corp	4.875	05/15/23	6,015
1,500,000		AES Corp	5.500	03/15/24	1,500
6,325,000		AGL Capital Corp	4.400	06/01/43	6,860
5,150,000		Alabama Power Co	3.550	12/01/23	5,511
3,475,000		Alabama Power Co	4.150	08/15/44	3,761
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	15,084
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	6,050
2,000,000		AmeriGas Finance LLC	7.000	05/20/22	2,145
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,112
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,650,000		Arizona Public Service Co	4.500%	04/01/42	$1,863
5,500,000		Atmos Energy Corp	8.500	03/15/19	6,832
8,350,000		Atmos Energy Corp	4.125	10/15/44	8,925
4,800,000		Berkshire Hathaway Energy Co	3.500	02/01/25	4,999
8,000,000		Berkshire Hathaway Energy Co	5.150	11/15/43	9,532
5,775,000		Berkshire Hathaway Energy Co	4.500	02/01/45	6,288
6,225,000		Black Hills Corp	4.250	11/30/23	6,701
5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,830
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,374
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,482
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	4,097
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,590
3,500,000	g	CEZ AS.	4.250	04/03/22	3,792
1,840,000	g	Cleopatra Finance Ltd	5.625	02/15/20	1,798
1,610,000	g	Cleopatra Finance Ltd	6.250	02/15/22	1,574
1,610,000	g	Cleopatra Finance Ltd	6.500	02/15/25	1,554
2,500,000		CMS Energy Corp	5.050	02/15/18	2,736
2,100,000	g	Colbun S.A.	4.500	07/10/24	2,164
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,339
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,518
5,525,000		Commonwealth Edison Co	3.700	03/01/45	5,608
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,131
3,000,000		Connecticut Light & Power Co	4.300	04/15/44	3,363
9,050,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	9,341
10,250,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	10,361
3,300,000		Dominion Gas Holdings LLC	3.600	12/15/24	3,463
5,775,000		Dominion Gas Holdings LLC	4.600	12/15/44	6,234
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,559
3,375,000		Duke Energy Ohio, Inc	3.800	09/01/23	3,662
4,575,000		Duke Energy Progress, Inc	4.150	12/01/44	4,998
1,750,000	g	Dynegy Finance I, Inc	6.750	11/01/19	1,811
7,100,000	g,i	Electricite de France	5.625	12/30/49	7,561
3,000,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	2,967
900,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	933
2,900,000		ENN Energy Holdings Ltd	3.250	10/23/19	2,897
4,000,000	g	Eskom Holdings Ltd	5.750	01/26/21	3,861
2,550,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	2,569
7,000,000		Exelon Generation Co LLC	2.950	01/15/20	7,118
2,250,000		Ferrellgas LP	6.500	05/01/21	2,267
2,750,000		Ferrellgas LP	6.750	01/15/22	2,798
6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,602
2,000,000		Florida Power Corp	6.400	06/15/38	2,841
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,524
3,000,000		Georgia Power Co	5.400	06/01/40	3,752
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,957
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,942
1,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,438
3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,190
1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,345
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,181
625,000	g	KazMunayGas National Co JSC	4.400	04/30/23	541
1,200,000	g	KazMunayGas National Co JSC	4.875	05/07/25	1,035
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,441
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875%	10/02/18	$1,546
2,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	2,524
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,291
1,700,000	g	MTN Mauritius Investments Ltd	4.755	11/11/24	1,708
2,800,000		Nevada Power Co	6.500	08/01/18	3,240
3,335,000		Nevada Power Co	5.450	05/15/41	4,249
3,500,000		NiSource Finance Corp	4.800	02/15/44	3,935
3,375,000		Northeast Utilities	1.450	05/01/18	3,351
6,675,000		Northeast Utilities	3.150	01/15/25	6,741
2,000,000		NRG Energy, Inc	6.250	05/01/24	2,015
7,800,000		NSTAR Electric Co	4.400	03/01/44	8,812
2,500,000		NTPC Ltd	5.625	07/14/21	2,818
1,000,000		NTPC Ltd	4.750	10/03/22	1,077
7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,153
1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,563
8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	9,217
1,325,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	1,328
6,600,000		ONEOK Partners LP	3.800	03/15/20	6,729
4,850,000		ONEOK Partners LP	3.375	10/01/22	4,601
3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,761
5,850,000		Pacific Gas & Electric Co	4.300	03/15/45	6,296
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,863
750,000		Potomac Electric Power Co	7.900	12/15/38	1,222
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,543
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,084
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,564
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,922
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,936
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,947
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,343
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,889
5,170,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	5,161
2,300,000		Sabine Pass LNG LP	6.500	11/01/20	2,380
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,473
5,550,000		Sempra Energy	2.875	10/01/22	5,548
7,425,000		Southern California Edison Co	4.650	10/01/43	8,766
7,005,000		Southern California Edison Co	3.600	02/01/45	7,033
6,600,000		Spectra Energy Partners LP	4.500	03/15/45	6,700
2,325,000		Tampa Electric Co	4.100	06/15/42	2,512
3,250,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	3,233
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,795
10,750,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	10,982
11,775,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	12,175
5,075,000		Williams Partners LP	4.000	11/15/21	5,210
7,250,000		Williams Partners LP	4.500	11/15/23	7,517
6,000,000		Williams Partners LP	4.900	01/15/45	5,627
4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,476
14,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	14,387
2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,349
		TOTAL UTILITIES			515,153

		TOTAL CORPORATE BONDS			4,955,859
		(Cost $4,765,594)
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
GOVERNMENT BONDS - 45.4%

AGENCY SECURITIES - 2.0%
	$14,754,934		AMAL Ltd	3.465%	08/21/21	15,619
	4,091,314		Cal Dive I- Title XI, Inc	4.930	02/01/27	4,636
	5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	5,004
	21,125,000		Lutheran Medical Center	1.982	02/20/30	20,537
	414,977		National Credit Union Administration	1.840	10/07/20	417
	14,586,376		Premier Aircraft Leasing	3.576	02/06/22	15,514
	7,000,000		Private Export Funding Corp (PEFCO)	4.550	05/15/15	7,036
	15,000,000		PEFCO	2.125	07/15/16	15,303
	34,000,000		PEFCO	1.375	02/15/17	34,240
	17,000,000		PEFCO	5.450	09/15/17	18,846
	10,000,000		PEFCO	2.250	12/15/17	10,285
	5,000,000		PEFCO	4.375	03/15/19	5,525
	7,240,000		PEFCO	1.450	08/15/19	7,183
	27,750,000		PEFCO	2.250	03/15/20	28,371
	35,000,000		PEFCO	4.300	12/15/21	39,807
	30,000,000		PEFCO	2.050	11/15/22	29,450
	2,101,563		Totem Ocean Trailer Express, Inc	4.514	12/18/19	2,231
	9,000,000		Ukraine Government AID Bonds	1.844	05/16/19	9,155
	13,730,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	14,483
	3,000,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,203
	6,065,749		Export Lease Ten Co LLC	1.650	05/07/25	5,954
			TOTAL AGENCY SECURITIES			292,799

FOREIGN GOVERNMENT BONDS - 5.8%
	4,500,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	4,539
	2,990,000	g	Barbados Government International Bond	7.000	08/04/22	2,889
	3,800,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	3,629
	1,210,000		Brazilian Government International Bond	5.875	01/15/19	1,331
	2,500,000		Brazilian Government International Bond	4.250	01/07/25	2,450
	825,000		Brazilian Government International Bond	7.125	01/20/37	980
	2,000,000		Brazilian Government International Bond	5.625	01/07/41	2,035
	1,735,000		Brazilian Government International Bond	5.000	01/27/45	1,605
	5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,092
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,998
	1,200,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	1,317
	25,275,000		Canada Government International Bond	0.875	02/14/17	25,399
	5,410,000		Colombia Government International Bond	4.375	07/12/21	5,740
	1,775,000		Colombia Government International Bond	2.625	03/15/23	1,672
COP	1,666,000,000		Colombia Government International Bond	4.375	03/21/23	583
	$4,450,000		Colombia Government International Bond	4.000	02/26/24	4,588
	1,500,000		Colombia Government International Bond	6.125	01/18/41	1,777
	1,975,000		Colombia Government International Bond	5.625	02/26/44	2,207
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,605
	2,000,000	g	Croatia Government International Bond	6.250	04/27/17	2,125
	3,150,000	g	Croatia Government International Bond	6.375	03/24/21	3,471
	2,325,000	g	Croatia Government International Bond	5.500	04/04/23	2,467
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,437
	$4,500,000	g	Dominican Republic International Bond	5.500	01/27/25	4,646
	5,175,000	g	El Salvador Government International Bond	6.375	01/18/27	5,175
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$32,500,000		European Investment Bank	1.125%	04/15/15	$32,500
	10,000,000		European Investment Bank	2.500	04/15/21	10,460
	3,500,000		European Investment Bank	4.875	02/15/36	4,710
	15,350,000		Export Development Canada	2.250	05/28/15	15,397
	5,825,000		Export-Import Bank of Korea	1.250	11/20/15	5,842
	3,800,000		Export-Import Bank of Korea	2.250	01/21/20	3,837
	4,575,000		Federative Republic of Brazil	12.500	01/05/16	1,436
	3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,214
	670,000	g	Guatemala Government Bond	5.750	06/06/22	738
EUR	25,250,000	g	Hellenic Republic Government Bond	4.750	04/17/19	17,946
	$1,040,000		Hungary Government International Bond	4.000	03/25/19	1,085
	2,700,000		Hungary Government International Bond	5.750	11/22/23	3,105
	1,100,000		Hungary Government International Bond	5.375	03/25/24	1,233
	40,200,000		Hydro-Quebec	1.375	06/19/17	40,577
	2,700,000	g	Indonesia Government International Bond	4.125	01/15/25	2,771
	2,400,000	g	Indonesia Government International Bond	5.125	01/15/45	2,520
	4,400,000		Italy Government International Bond	5.375	06/12/17	4,784
	1,610,000		Italy Government International Bond	6.875	09/27/23	2,081
	1,400,000	g	Ivory Coast Government International Bond	5.375	07/23/24	1,323
	500,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	475
	1,880,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	1,914
	5,000,000	g	Kazakhstan Government International Bond	3.875	10/14/24	4,619
	1,725,000	g	Kenya Government International Bond	5.875	06/24/19	1,775
	2,600,000	g	Kenya Government International Bond	6.875	06/24/24	2,715
	18,750,000		KFW	2.625	01/25/22	19,780
	4,500,000	g	Kommunalbanken AS.	1.375	06/08/17	4,548
	5,800,000	g,i	Kommunalbanken AS.	0.441	02/20/18	5,815
	7,700,000	g	Kommunalbanken AS.	1.625	01/15/20	7,718
	2,600,000	g	Kommunalbanken AS.	2.125	02/11/25	2,571
	5,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	5,101
	2,400,000		Korea Development Bank	1.500	01/22/18	2,386
	2,600,000		Korea Development Bank	2.500	03/11/20	2,646
	6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	5,915
	5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,400
	6,682,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	6,665
	3,000,000	g	Lithuania Government International Bond	6.625	02/01/22	3,738
MXN	50,000,000		Mexican Bonos	7.750	12/14/17	3,543
	$1,000,000		Mexico Government International Bond	5.625	01/15/17	1,073
	2,500,000		Mexico Government International Bond	3.600	01/30/25	2,566
	968,000		Mexico Government International Bond	6.050	01/11/40	1,195
	1,500,000		Mexico Government International Bond	4.750	03/08/44	1,575
	5,760,000		Mexico Government International Bond	4.600	01/23/46	5,904
	1,000,000	g	Morocco Government International Bond	5.500	12/11/42	1,113
	1,000,000	g	Municipality Finance plc	1.750	05/21/19	1,013
	3,500,000	g	Nigeria Government International Bond	6.375	07/12/23	3,514
	43,950,000		North American Development Bank	2.400	10/26/22	43,441
	1,175,000		Panama Government International Bond	5.200	01/30/20	1,307
	3,000,000		Panama Government International Bond	4.000	09/22/24	3,142
	3,500,000		Panama Government International Bond	3.750	03/16/25	3,588
	1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,195
	1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,664
	4,175,000		Philippine Government International Bond	4.200	01/21/24	4,676
	2,500,000		Philippine Government International Bond	5.000	01/13/37	3,066
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,980,000		Philippine Government International Bond	3.950%	01/20/40	$3,163
	1,850,000		Poland Government International Bond	6.375	07/15/19	2,176
	6,167,000		Poland Government International Bond	5.125	04/21/21	7,085
	1,000,000		Poland Government International Bond	4.000	01/22/24	1,098
	25,000,000	g	Province of Alberta Canada	1.000	06/21/17	25,080
	13,825,000		Province of British Columbia Canada	2.850	06/15/15	13,895
	21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,155
	15,000,000		Province of British Columbia Canada	2.000	10/23/22	15,015
	20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,990
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,603
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,949
	12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,072
	35,525,000		Province of Ontario Canada	2.700	06/16/15	35,691
	24,000,000		Province of Ontario Canada	2.300	05/10/16	24,466
	2,250,000		Province of Quebec Canada	5.125	11/14/16	2,409
	8,835,000		Province of Quebec Canada	4.625	05/14/18	9,742
	22,500,000		Province of Quebec Canada	3.500	07/29/20	24,444
	10,000,000		Province of Quebec Canada	2.750	08/25/21	10,442
	6,000,000		Province of Quebec Canada	7.500	09/15/29	9,097
	5,175,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	5,153
	1,465,000	g	Republic of Ghana	8.125	01/18/26	1,391
	3,485,000	g	Republic of Paraguay	6.100	08/11/44	3,825
	1,300,000	g	Republic of Serbia	5.250	11/21/17	1,348
	1,373,174	i	Republic of Serbia	6.750	11/01/24	1,395
	1,225,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	1,308
	4,500,000		Republic of Turkey	7.500	07/14/17	5,007
	1,650,000		Republic of Turkey	6.000	01/14/41	1,875
	1,850,000	g	Slovenia Government International Bond	5.500	10/26/22	2,132
	2,135,000	g	Slovenia Government International Bond	5.250	02/18/24	2,450
	1,300,000	g	Socialist Republic of Vietnam	6.750	01/29/20	1,466
ZAR	121,524,000		South Africa Government Bond	8.250	09/15/17	10,328
	$1,002,000		South Africa Government International Bond	6.875	05/27/19	1,152
	3,500,000		South Africa Government International Bond	5.500	03/09/20	3,839
	5,625,000		South Africa Government International Bond	5.875	09/16/25	6,442
	2,375,000		South Africa Government International Bond	5.375	07/24/44	2,552
	2,400,000	g	Sri Lanka Government International Bond	6.000	01/14/19	2,460
	1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,685
	7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,309
	4,000,000		Svensk Exportkredit AB	1.125	04/05/18	3,995
	12,000,000		Turkey Government International Bond	6.750	04/03/18	13,289
	4,000,000		Turkey Government International Bond	3.250	03/23/23	3,784
	7,050,000		Turkey Government International Bond	5.750	03/22/24	7,840
	5,100,000		Turkey Government International Bond	4.875	04/16/43	5,036
	2,500,000		United Mexican States	5.950	03/19/19	2,856
	500,000		United Mexican States	5.125	01/15/20	561
	1,925,000		Uruguay Government International Bond	4.500	08/14/24	2,089
	3,750,000		Uruguay Government International Bond	5.100	06/18/50	3,900
	4,715,000	g	Vietnam Government International Bond	4.800	11/19/24	4,909
			TOTAL FOREIGN GOVERNMENT BONDS			799,620

MORTGAGE BACKED - 24.5%
	23,387,537		Federal Home Loan Mortgage Corp (FHLMC)	4.000	10/15/23	25,336
	5,000,000		FHLMC	3.000	02/15/26	5,210
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$26,445,000		FHLMC	4.000%	12/15/38	$28,358
69,851,695		FHLMC	3.000	08/15/41	72,747
16,196,545		FHLMC	4.000	03/15/44	17,282
125,898		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	129
1,140,611		FGLMC	5.000	09/01/18	1,198
595,212		FGLMC	5.500	01/01/19	630
163,752		FGLMC	4.000	06/01/19	173
641,922		FGLMC	4.500	01/01/20	674
580,210		FGLMC	4.500	07/01/20	621
373,593		FGLMC	4.500	08/01/20	394
102,962		FGLMC	7.000	10/01/20	110
4,990,704		FGLMC	4.500	06/01/21	5,265
1,718,829		FGLMC	4.500	06/01/21	1,814
650,405		FGLMC	5.000	04/01/23	708
19,625		FGLMC	7.000	05/01/23	23
226,730		FGLMC	6.000	10/01/23	258
171,837		FGLMC	6.000	11/01/23	195
2,450,175		FGLMC	4.000	07/01/24	2,607
777,766		FGLMC	4.500	09/01/24	839
27,000,000	h	FGLMC	3.000	04/15/30	28,266
39,000,000	h	FGLMC	3.500	04/15/30	41,409
42,138		FGLMC	8.000	01/01/31	49
80,124		FGLMC	7.000	12/01/31	83
6,004		FGLMC	7.000	01/01/32	6
189,987		FGLMC	8.000	02/01/32	224
1,399,021		FGLMC	4.500	07/01/33	1,529
3,037,329		FGLMC	5.500	12/01/33	3,432
1,701,919		FGLMC	5.500	12/01/33	1,923
8,350,165		FGLMC	7.000	12/01/33	10,015
10,633,888		FGLMC	5.000	01/01/34	11,835
3,928,057		FGLMC	4.500	10/01/34	4,287
1,849,849		FGLMC	4.500	04/01/35	2,025
2,961,064		FGLMC	7.000	05/01/35	3,599
632,716		FGLMC	5.000	02/01/36	703
64,460		FGLMC	6.500	05/01/36	74
3,690,063		FGLMC	5.000	04/01/38	4,128
2,995,164		FGLMC	5.000	07/01/39	3,319
14,741,719		FGLMC	4.500	11/01/40	16,485
16,648,959		FGLMC	4.500	12/01/40	18,568
31,604,427		FGLMC	3.500	01/01/41	33,182
14,508,526		FGLMC	3.500	04/01/44	15,344
24,843,664		FGLMC	4.000	08/01/44	26,995
17,703,141		FGLMC	4.000	09/01/44	19,302
5,824,062		FGLMC	4.500	10/01/44	6,513
3,226,844		FGLMC	4.500	11/01/44	3,609
2,536,106		FGLMC	4.500	11/01/44	2,836
1,311,758		FGLMC	4.500	12/01/44	1,467
2,018,991		FGLMC	4.500	12/01/44	2,258
75,000,000	h	FGLMC	3.000	04/15/45	76,523
131,000,000	h	FGLMC	3.500	04/15/45	137,331
50,000,000	h	FGLMC	4.000	04/15/45	53,414
50,000,000	h	FGLMC	3.000	05/15/45	50,897
57,000,000	h	FGLMC	4.000	05/15/45	60,794
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$414		Federal National Mortgage Association (FNMA)	7.500%	04/01/15	$0	^
571		FNMA	7.500	04/01/15	1
2,773		FNMA	6.500	03/01/16	3
2,301		FNMA	6.500	04/01/16	3
46,826		FNMA	6.500	10/01/16	48
69,149		FNMA	6.500	11/01/16	71
153,986		FNMA	6.500	02/01/18	161
1,241,632		FNMA	5.500	04/01/18	1,305
223,861		FNMA	6.500	04/01/18	235
958,051		FNMA	5.500	07/01/20	1,041
322,440		FNMA	4.500	11/01/20	339
840,423		FNMA	5.500	08/01/21	916
614,591		FNMA	4.500	03/01/23	659
45,894		FNMA	8.000	03/01/23	48
1,197,774		FNMA	4.500	06/01/23	1,284
1,852,066		FNMA	5.000	07/01/23	2,013
1,237,287		FNMA	4.000	05/01/24	1,309
124,708		FNMA	8.000	07/01/24	151
1,054,897		FNMA	4.500	08/01/24	1,137
5,125,037		FNMA	4.000	09/01/24	5,425
25,408		FNMA	9.000	11/01/25	30
32,000,000	h	FNMA	2.500	04/25/30	32,858
53,000,000	h	FNMA	3.000	04/25/30	55,549
84,000,000	h	FNMA	2.500	05/25/30	86,080
1,575,743		FNMA	6.500	07/01/32	1,851
130,714		FNMA	7.000	07/01/32	147
170,499		FNMA	7.000	07/01/32	184
781,014		FNMA	4.500	03/25/33	804
10,895,522		FNMA	3.000	10/01/33	11,297
1,476,097		FNMA	4.500	10/01/33	1,623
28,059,824		FNMA	5.000	10/01/33	31,469
3,016,439		FNMA	5.000	11/01/33	3,418
153,878		FNMA	5.000	11/01/33	174
11,333,548		FNMA	5.500	03/01/34	12,839
7,572,569		FNMA	3.500	03/25/34	7,903
51,696,551		FNMA	3.000	01/01/35	53,590
10,519,802		FNMA	5.500	02/01/35	11,917
2,605,273		FNMA	4.500	05/01/35	2,865
68,927		FNMA	7.500	06/01/35	75
62,510		FNMA	6.500	03/01/37	72
3,901,631		FNMA	5.500	08/01/37	4,418
10,878,822		FNMA	5.500	09/01/37	12,242
1,677,850		FNMA	6.000	09/01/37	1,944
1,552,388		FNMA	6.000	09/01/37	1,802
1,421,675		FNMA	6.500	09/01/37	1,632
2,036,106		FNMA	5.500	01/01/38	2,299
69,619		FNMA	6.500	02/01/38	80
11,360,219		FNMA	5.500	04/01/38	12,785
8,704,000		FNMA	5.500	06/01/38	9,794
9,758,986		FNMA	5.500	11/01/38	11,310
8,189,322		FNMA	5.500	12/01/38	9,375
17,978,320		FNMA	4.000	02/01/39	19,239
216,627	h	FNMA	4.500	04/01/39	238
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$752,541		FNMA	4.000%	07/01/39	$821
6,220,025		FNMA	5.500	08/01/39	7,103
4,405,039		FNMA	4.500	10/01/39	4,814
3,189,713		FNMA	5.500	11/01/39	3,589
359,547	h	FNMA	4.500	02/01/40	397
4,753,918		FNMA	4.500	06/01/40	5,201
2,449,147		FNMA	5.000	08/01/40	2,726
11,365,000		FNMA	4.000	08/25/40	12,192
14,726,282		FNMA	5.000	09/01/40	16,385
3,842,771		FNMA	4.500	10/01/40	4,230
1,059,010		FNMA	6.000	10/01/40	1,209
758,171	h	FNMA	4.500	11/01/40	837
12,797,613		FNMA	4.500	11/01/40	14,121
5,714,118		FNMA	4.500	11/01/40	6,258
1,497,257	h	FNMA	4.500	01/01/41	1,663
1,172,445	h	FNMA	4.500	02/01/41	1,295
18,105,450		FNMA	5.000	05/01/41	20,187
1,325,479	h	FNMA	4.500	06/01/41	1,464
1,221,699	h	FNMA	4.500	06/01/41	1,357
1,157,561		FNMA	5.000	06/01/41	1,297
1,542,421		FNMA	5.000	08/01/41	1,716
625,100		FNMA	4.500	09/01/41	685
1,728,648	h	FNMA	4.500	12/01/41	1,910
34,829,401		FNMA	5.500	12/01/41	40,042
1,341,377	h	FNMA	4.500	01/01/42	1,482
10,000,000		FNMA	4.000	01/25/42	10,981
7,922,603		FNMA	3.500	02/01/42	8,368
1,526,161	h	FNMA	4.500	03/01/42	1,696
1,454,094	h	FNMA	4.500	04/01/42	1,607
1,191,626		FNMA	4.500	04/01/42	1,305
13,784,767		FNMA	4.500	04/01/42	15,100
1,605,925	h	FNMA	4.500	06/01/42	1,775
1,252,699	h	FNMA	4.500	07/01/42	1,392
254,730		FNMA	3.000	10/01/42	261
23,529,202		FNMA	3.000	10/01/42	24,121
257,209		FNMA	3.000	10/01/42	264
662,588		FNMA	3.000	11/01/42	679
942,942		FNMA	3.000	12/01/42	967
381,724		FNMA	3.000	12/01/42	391
26,817,291		FNMA	3.000	01/01/43	27,488
12,261,391		FNMA	3.000	01/01/43	12,562
728,994		FNMA	3.000	02/01/43	747
15,838,036		FNMA	3.000	02/01/43	16,234
1,669,467		FNMA	3.000	02/01/43	1,711
890,074		FNMA	3.000	02/01/43	912
33,615,094		FNMA	3.000	02/01/43	34,455
6,126,261		FNMA	3.000	02/01/43	6,280
166,881		FNMA	3.000	02/01/43	171
6,525,699		FNMA	3.500	02/01/43	6,925
4,638,791		FNMA	3.000	03/01/43	4,753
913,918		FNMA	3.000	03/01/43	936
4,131,285		FNMA	3.000	03/01/43	4,234
1,191,520		FNMA	3.000	03/01/43	1,221
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,415,536		FNMA	3.000%	03/01/43	$2,475
815,976		FNMA	3.000	03/01/43	836
159,198		FNMA	3.000	03/01/43	163
287,351		FNMA	3.000	03/01/43	294
3,811,114		FNMA	3.000	03/01/43	3,904
1,219,279		FNMA	3.000	03/01/43	1,249
3,593,624		FNMA	3.000	03/01/43	3,682
1,008,807		FNMA	3.000	04/01/43	1,034
1,392,147		FNMA	3.000	04/01/43	1,426
254,348		FNMA	3.000	04/01/43	261
2,184,124		FNMA	3.000	04/01/43	2,238
779,837		FNMA	3.000	04/01/43	799
1,359,067		FNMA	3.000	04/01/43	1,393
180,779		FNMA	3.000	04/01/43	185
1,620,329		FNMA	3.000	04/01/43	1,660
65,295		FNMA	3.000	04/01/43	67
17,353		FNMA	3.000	04/01/43	18
5,975,350		FNMA	3.000	05/01/43	6,122
1,907,910		FNMA	3.000	05/01/43	1,955
1,750,658		FNMA	3.500	05/01/43	1,858
1,043,559		FNMA	3.500	05/01/43	1,107
850,867		FNMA	3.500	06/01/43	903
1,054,732		FNMA	3.500	06/01/43	1,119
2,243,687		FNMA	3.500	06/01/43	2,381
2,200,707		FNMA	3.500	06/01/43	2,335
4,611,713		FNMA	3.500	06/01/43	4,894
1,753,709		FNMA	3.500	06/01/43	1,861
6,090,499		FNMA	3.500	07/01/43	6,463
2,908,736		FNMA	3.500	07/01/43	3,087
22,471,478		FNMA	4.000	11/01/43	24,512
10,707,679		FNMA	4.000	04/01/44	11,685
6,345,775		FNMA	4.000	06/01/44	6,925
3,483,537		FNMA	4.000	06/01/44	3,801
10,402,502		FNMA	4.500	06/01/44	11,650
3,412,692		FNMA	4.000	07/01/44	3,723
1,828,701		FNMA	4.000	07/01/44	1,995
6,175,571	h	FNMA	4.000	08/01/44	6,738
15,151,728	h	FNMA	4.000	08/01/44	16,531
6,590,645		FNMA	4.000	08/01/44	7,190
2,347,504	h	FNMA	4.000	08/01/44	2,561
1,187,302		FNMA	4.000	09/01/44	1,295
1,629,816	h	FNMA	4.000	09/01/44	1,778
1,152,895		FNMA	3.500	10/01/44	1,223
828,073		FNMA	3.500	10/01/44	879
7,803,219		FNMA	4.000	10/01/44	8,514
10,087,343		FNMA	4.500	10/01/44	11,298
19,325,648		FNMA	4.500	11/01/44	21,642
5,643,845		FNMA	4.000	12/01/44	6,138
7,111,278		FNMA	4.000	12/01/44	7,734
5,338,879		FNMA	4.500	12/01/44	5,980
5,663,711		FNMA	4.000	01/01/45	6,180
58,162,789		FNMA	4.000	01/01/45	63,473
1,323,556	h	FNMA	3.500	03/01/45	1,401
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$805,910	h	FNMA	3.500%	03/01/45	$853
2,566,943		FNMA	4.500	03/01/45	2,876
52,000,000	h	FNMA	3.000	04/25/45	53,170
47,000,000	h	FNMA	3.500	04/25/45	49,378
68,000,000	h	FNMA	4.000	04/25/45	72,711
65,000,000	h	FNMA	5.000	04/25/45	72,280
30,000,000	h	FNMA	3.000	05/25/45	30,602
176,000,000	h	FNMA	3.500	05/25/45	184,456
54,000,000	h	FNMA	4.000	05/25/45	57,648
164,000,000	h	FNMA	4.500	05/25/45	178,477
58,000,000	h	FNMA	5.000	05/25/45	64,410
53,000,000	h	FNMA	3.500	06/25/45	55,416
37,000,000	h	FNMA	4.000	06/25/45	39,430
28,000,000	h	FNMA	4.500	06/25/45	30,417
1,132		Government National Mortgage Association (GNMA)	9.000	06/15/16	1
999		GNMA	9.000	09/15/16	1
1,407		GNMA	9.000	09/15/16	1
4,332		GNMA	9.000	11/15/16	4
3,045		GNMA	9.000	12/15/16	3
1,278		GNMA	9.000	12/15/16	1
13,013		GNMA	9.500	12/15/16	14
13,054		GNMA	8.000	06/15/24	15
29,593		GNMA	8.500	11/20/30	36
48,944		GNMA	8.500	12/20/30	61
917,435		GNMA	5.500	07/15/33	1,036
569,678		GNMA	5.500	11/20/33	646
1,984,132		GNMA	5.500	03/20/35	2,249
1,018,315		GNMA	5.500	12/20/35	1,154
578,434		GNMA	6.000	10/20/36	663
605,049		GNMA	6.000	01/20/37	694
1,752,670		GNMA	6.000	02/20/37	2,009
1,349,883		GNMA	5.000	04/15/38	1,505
1,359,230		GNMA	5.500	07/15/38	1,536
2,083,294		GNMA	5.500	07/20/38	2,338
716,359		GNMA	6.000	08/20/38	813
1,221,654		GNMA	6.500	11/20/38	1,407
1,501,489		GNMA	2.176	05/16/39	1,508
2,550,723		GNMA	5.000	06/15/39	2,894
3,482,839		GNMA	5.000	06/15/39	3,950
1,885,966		GNMA	5.000	07/20/39	2,115
11,534,390		GNMA	4.500	09/20/39	12,933
877,135		GNMA	4.000	11/20/39	911
10,390,080		GNMA	3.500	07/15/43	11,065
3,149,827		GNMA	3.500	02/15/45	3,357
41,000,000	h	GNMA	3.000	04/15/45	42,198
76,000,000	h	GNMA	3.000	04/20/45	78,280
141,000,000	h	GNMA	3.500	04/20/45	148,380
86,000,000	h	GNMA	4.000	04/20/45	91,657
28,000,000	h	GNMA	5.000	04/20/45	30,620
125,000,000	h	GNMA	3.500	05/20/45	131,201
32,000,000	h	GNMA	4.000	05/20/45	34,063
		TOTAL MORTGAGE BACKED			3,359,622
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
MUNICIPAL BONDS - 4.0%
$9,685,000	Arizona School Facilities Board	0.945%	09/01/16	$9,691
3,740,000	Arizona School Facilities Board	0.945	09/01/16	3,742
3,270,000	California Earthquake Authority	1.194	07/01/16	3,269
3,600,000	California Earthquake Authority	1.824	07/01/17	3,614
1,020,000	Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,033
15,000,000	City of New York NY	2.450	04/01/19	15,363
10,000,000	City of New York NY	2.650	04/01/20	10,254
12,000,000	Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	12,074
3,500,000	Maine Municipal Bond Bank	1.708	06/01/16	3,537
8,800,000	New York State Urban Development Corp	1.350	03/15/18	8,785
2,000,000	Permanent University Fund	1.439	07/01/17	2,008
2,625,000	Permanent University Fund	1.730	07/01/18	2,640
4,720,000	Permanent University Fund	1.880	07/01/19	4,716
2,320,000	Permanent University Fund	2.258	07/01/20	2,329
2,160,000	Permanent University Fund	2.408	07/01/21	2,180
2,750,000	Permanent University Fund	2.508	07/01/22	2,788
2,855,000	Permanent University Fund	2.608	07/01/23	2,895
3,250,000	Permanent University Fund	2.708	07/01/24	3,281
2,335,000	Permanent University Fund	2.808	07/01/25	2,363
3,775,000	Permanent University Fund	2.908	07/01/26	3,850
4,000,000	Permanent University Fund	3.008	07/01/27	4,065
18,535,000	Permanent University Fund	3.575	07/01/32	18,183
9,000,000	State of California	5.450	04/01/15	9,000
15,625,000	State of California	1.050	02/01/16	15,691
11,370,000	State of California	5.950	04/01/16	11,962
2,915,000	State of Georgia	1.750	07/01/19	2,936
3,060,000	State of Georgia	2.000	07/01/20	3,082
3,215,000	State of Georgia	2.150	07/01/21	3,232
3,905,000	State of Georgia	2.750	07/01/25	3,914
4,100,000	State of Georgia	2.850	07/01/26	4,136
4,305,000	State of Georgia	2.950	07/01/27	4,323
4,520,000	State of Georgia	3.050	07/01/28	4,546
3,245,000	State of Georgia	3.150	07/01/29	3,235
12,500,000	State of Illinois	2.000	06/15/15	12,539
12,500,000	State of Illinois	0.750	06/15/16	12,470
19,760,000	State of Illinois	4.833	02/01/17	20,846
12,500,000	State of Illinois	1.750	06/15/17	12,622
8,000,000	State of Illinois	4.350	06/01/18	8,359
7,500,000	State of Illinois	2.000	06/15/18	7,578
7,500,000	State of Illinois	2.000	06/15/19	7,481
7,160,000	State of Illinois	5.463	02/01/20	7,894
12,500,000	State of Illinois	1.930	06/15/20	12,202
12,500,000	State of Illinois	2.250	06/15/21	12,217
10,000,000	State of Illinois	4.310	04/01/23	10,143
11,535,000	State of Illinois	4.610	04/01/25	11,830
9,350,000	State of Illinois	4.760	04/01/26	9,559
12,500,000	State of Illinois	3.150	06/15/26	12,233
13,880,000	State of Illinois	4.910	04/01/27	14,039
12,500,000	State of Illinois	3.250	06/15/27	12,191
8,115,000	State of Illinois	5.010	04/01/28	8,101
20,870,000	State of Michigan	3.500	05/15/30	20,824
21,640,000	State of Michigan	3.600	05/15/31	21,648
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$22,455,000	State of Michigan	3.700%	05/15/32	$22,471
13,515,000	University of California	1.296	05/15/18	13,505
55,000,000	University of California	1.796	07/01/19	55,249
11,735,000	University of California	1.995	05/15/20	11,806
4,500,000	University of California	2.300	05/15/21	4,539
6,000,000	University of California	2.570	05/15/22	6,068
14,800,000	University of California	3.931	05/15/45	15,111
	TOTAL MUNICIPAL BONDS			552,242

U.S. TREASURY SECURITIES - 9.1%
22,000,000	United States Treasury Bond	6.375	08/15/27	32,323
15,185,000	United States Treasury Bond	5.250	11/15/28	20,726
49,175,000	United States Treasury Bond	5.250	02/15/29	67,274
100,686,000	United States Treasury Bond	5.375	02/15/31	142,935
45,602,000	United States Treasury Bond	4.500	02/15/36	62,133
4,500,000	United States Treasury Bond	4.750	02/15/37	6,338
19,135,000	United States Treasury Bond	4.375	05/15/41	26,095
16,434,000	United States Treasury Bond	3.750	08/15/41	20,434
56,375,000	United States Treasury Bond	3.625	08/15/43	68,901
34,109,000	United States Treasury Bond	3.125	08/15/44	38,242
36,905,000	United States Treasury Bond	3.000	11/15/44	40,443
25,000,000	United States Treasury Bond	2.500	02/15/45	24,785
1,000	United States Treasury Note	0.375	06/30/15	1
12,717,000	United States Treasury Note	1.875	06/30/15	12,771
15,952,000	United States Treasury Note	1.750	07/31/15	16,039
18,485,000	United States Treasury Note	1.250	10/31/15	18,598
17,747,000	United States Treasury Note	0.375	11/15/15	17,764
5,900,000	United States Treasury Note	0.250	12/31/15	5,900
3,300,000	United States Treasury Note	0.375	03/15/16	3,303
23,000,000	United States Treasury Note	0.375	03/31/16	23,020
9,800,000	United States Treasury Note	2.375	03/31/16	10,001
44,410,000	United States Treasury Note	0.375	04/30/16	44,431
6,000,000	United States Treasury Note	0.500	07/31/16	6,009
10,000,000	United States Treasury Note	3.125	10/31/16	10,423
4,675,000	United States Treasury Note	0.750	01/15/17	4,695
3,900,000	United States Treasury Note	0.625	02/15/17	3,906
2,771,000	United States Treasury Note	0.500	02/28/17	2,769
6,820,000	United States Treasury Note	1.000	03/15/18	6,844
12,100,000	United States Treasury Note	2.250	07/31/18	12,589
9,966,900	United States Treasury Note	1.375	09/30/18	10,071
10,365,000	United States Treasury Note	1.750	10/31/18	10,607
5,625,000	United States Treasury Note	1.375	02/28/19	5,667
5,550,000	United States Treasury Note	1.000	06/30/19	5,494
3,870,000	United States Treasury Note	1.250	10/31/19	3,859
59,852,000	United States Treasury Note	1.375	02/29/20	59,870
825,000	United States Treasury Note	2.125	01/31/21	851
27,720,000	United States Treasury Note	2.000	02/28/21	28,398
3,240,000	United States Treasury Note	2.250	04/30/21	3,363
16,465,000	United States Treasury Note	2.000	05/31/21	16,837
1,730,000	United States Treasury Note	2.125	06/30/21	1,781
11,825,000	United States Treasury Note	2.000	08/31/21	12,073
133,872,000	United States Treasury Note	8.000	11/15/21	187,117
90,000,000	United States Treasury Note	1.750	02/28/22	90,260
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$19,240,000		United States Treasury Note	2.250%	11/15/24	$19,778
36,500,500		United States Treasury Note	2.000	02/15/25	36,731
		TOTAL U.S. TREASURY SECURITIES			1,242,449

		TOTAL GOVERNMENT BONDS			6,246,732
		(Cost $6,104,048)

STRUCTURED ASSETS - 14.6%

ASSET BACKED - 9.1%
1,157,801	i	ACE Securities Corp Home Equity Loan Trust	0.664	08/25/35	1,141
		Series - 2005 HE5 (Class M2)
13,000,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	13,125
		Series - 2012 1 (Class A2)
2,500,000	g	AESOP Funding II	3.270	02/20/18	2,587
		Series - 2011 5A (Class A)
5,140,514		Ally Auto Receivables Trust	0.540	07/15/16	5,140
		Series - 2013 2 (Class A2A)
25,983,533		Ally Auto Receivables Trust	0.480	02/15/17	25,966
		Series - 2014 1 (Class A2)
5,000,000	g	Ally Auto Receivables Trust	1.760	02/15/17	5,017
		Series - 2012 2 (Class B)
35,000,000		Ally Auto Receivables Trust	0.710	03/20/17	34,996
		Series - 2014 SN2 (Class A2A)
11,000,000	g	Ally Auto Receivables Trust	2.260	07/16/18	11,053
		Series - 2012 2 (Class C)
10,000,000	g	Ally Master Owner Trust	4.250	04/15/17	10,014
		Series - 2010 2 (Class A)
10,000,000		Ally Master Owner Trust	1.000	02/15/18	10,020
		Series - 2013 1 (Class A2)
7,503,000		Ally Master Owner Trust	1.720	07/15/19	7,567
		Series - 2012 4 (Class A)
8,710,000		Ally Master Owner Trust	1.540	09/15/19	8,741
		Series - 2012 5 (Class A)
1,190,274		AmeriCredit Automobile Receivables Trust	3.190	10/12/16	1,192
		Series - 2011 2 (Class C)
18,245,000		AmeriCredit Automobile Receivables Trust	1.590	07/10/17	18,292
		Series - 2012 3 (Class B)
10,350,000		AmeriCredit Automobile Receivables Trust	3.440	10/08/17	10,463
		Series - 2011 5 (Class C)
5,000,000		AmeriCredit Automobile Receivables Trust	5.050	12/08/17	5,179
		Series - 2011 5 (Class D)
13,750,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/18	13,906
		Series - 2012 3 (Class C)
10,373,000		AmeriCredit Automobile Receivables Trust	1.690	11/08/18	10,432
		Series - 2012 5 (Class C)
17,823,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	17,817
		Series - 2013 1 (Class C)
19,850,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	19,849
		Series - 2013 2 (Class C)
1,000,000		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	1,001
		Series - 2014 4 (Class A3)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$15,037,000	g	AmeriCredit Automobile Receivables Trust	4.460%	11/08/19	$15,528
		Series - 2012 3 (Class E)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
676,667	g	Avis Budget Rental Car Funding AESOP LLC	4.640	05/20/16	679
		Series - 2010 3A (Class A)
1,333,333	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	1,339
		Series - 2010 3A (Class B)
833,333	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	836
		Series - 2012 1A (Class A)
583,333	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	585
		Series - 2012 1A (Class B)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.410	11/20/17	2,064
		Series - 2011 3A (Class A)
5,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	5,725
		Series - 2011 3A (Class B)
9,400,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	9,550
		Series - 2011 5A (Class C)
11,125,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	11,633
		Series - 2011 5A (Class B)
8,325,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	8,569
		Series - 2012 2A (Class A)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	5,069
		Series - 2012 2A (Class B)
1,818,955	i	Bear Stearns Asset Backed Securities Trust	0.914	11/25/39	1,802
		Series - 2005 SD3 (Class 2A1)
7,450,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	7,508
		Series - 2010 2A (Class A1)
4,000,000		California Republic Auto Receivables Trust	0.880	12/15/17	4,002
		Series - 2015 1 (Class A2)
2,900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,898
		Series - 2013 1 (Class B)
14,831,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	14,885
		Series - 2013 1 (Class C)
11,525,000		Capital Auto Receivables Asset Trust	2.190	09/20/21	11,549
		Series - 0 1 (Class D)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	8,092
		Series - 2014 1A (Class A)
7,489,790		CarMax Auto Owner Trust	0.520	11/15/16	7,488
		Series - 2013 4 (Class A2)
21,000,000		CarMax Auto Owner Trust	0.800	07/16/18	20,989
		Series - 2013 4 (Class A3)
9,934,630	i,m	CCR, Inc	0.620	07/10/17	9,692
		Series - 2010 CX (Class C)
922,725	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	816
		Series - 2004 2 (Class 1M2)
1,379,809	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	1,376
		Series - 2002 1 (Class AF6)
15,167,905	i	Connecticut Avenue Securities	1.674	02/25/25	15,272
		Series - 2015 C01 (Class 1M1)
122,068	i	Countrywide Asset-Backed Certificates	0.994	05/25/36	122
		Series - 2004 AB2 (Class A3)
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,000,000	g	DB Master Finance LLC	3.262%	02/20/45	$8,076
		Series - 2015 1A (Class A2I)
7,000,000	g	DB Master Finance LLC	3.980	02/20/45	7,149
		Series - 2015 1A (Class A2II)
5,525,000	g,i	DB/UBS Mortgage Trust	5.558	11/10/46	6,270
		Series - 2011 LC1A (Class C)
136,912,794	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	142,344
		Series - 2012 1A (Class A2)
25,000,000	g	Drive Auto Receivables Trust	1.010	11/15/17	24,997
		Series - 2015 AA (Class A2)
3,824,406	g	Enterprise Fleet Financing LLC	0.680	09/20/18	3,823
		Series - 2013 1 (Class A2)
4,285,000		Ford Credit Auto Owner Trust	3.210	07/15/17	4,297
		Series - 2011 A (Class D)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,250
		Series - 2013 A (Class B)
5,595,000		Ford Credit Auto Owner Trust	2.430	01/15/19	5,683
		Series - 2012 C (Class D)
3,861,000		Ford Credit Floorplan Master	0.850	01/15/18	3,866
		Series - 0 1 (Class A1)
16,190,000		Ford Credit Floorplan Master	1.880	09/15/18	16,328
		Series - 2013 5 (Class B)
1,960,000		Ford Credit Floorplan Master Owner Trust	1.120	01/15/18	1,963
		Series - 2013 1 (Class B)
1,060,000		GE Capital Credit Card Master Note Trust	0.950	06/15/18	1,061
		Series - 2012 5 (Class A)
67,134,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	68,442
		Series - 2010 1A (Class A2)
31,520,000	g	Hertz Vehicle Financing LLC	5.700	02/25/17	32,491
		Series - 2010 1A (Class B2)
15,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	14,989
		Series - 2013 1A (Class B1)
2,510,325	i	Irwin Home Equity Corp	0.934	02/25/34	2,431
		Series - 2005 A (Class A3)
16,244,786	g	JG Wentworth XXII LLC	3.820	12/15/48	17,231
		Series - 2010 3A (Class A)
3,479,168	i	Lehman XS Trust	0.424	02/25/36	3,304
		Series - 2006 1 (Class 1A1)
13,789,909	i	Lehman XS Trust	6.500	06/25/46	10,777
		Series - 2006 13 (Class 2A1)
3,208,622		Louisiana Public Facilities Authority	5.750	02/01/19	3,347
		Series - 2008 ELL (Class A2)
13,295,435		Nissan Auto Lease Trust	0.480	09/15/16	13,284
		Series - 2014 A (Class A2A)
45,500,000		Nissan Auto Lease Trust	0.740	10/15/18	45,540
		Series - 2013 A (Class A4)
1,988,379	g	NYCTL Trust	1.030	11/10/27	1,986
		Series - 2014 A (Class A)
1,074,418	i	Park Place Securities, Inc	1.119	09/25/34	1,077
		Series - 2004 WHQ1 (Class M1)
23,561	i	Renaissance Home Equity Loan Trust	1.051	08/25/33	22
		Series - 2003 2 (Class A)
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$143,816	i	Residential Asset Securities Corp	6.489%	10/25/30	$145
		Series - 2001 KS2 (Class AI6)
564,300	i	Residential Asset Securities Corp	0.819	04/25/35	565
		Series - 2005 KS3 (Class M3)
1,417,735		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,423
		Series - 2006 HI5 (Class A3)
1,453,040	i	Residential Funding Mortgage Securities II, Inc	5.950	08/25/34	1,500
		Series - 2005 HI1 (Class A5)
743,726	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	746
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	364
		Series - 2006 HI1 (Class M2)
2,723,687		Santander Drive Auto Receivables Trust	1.830	03/15/17	2,726
		Series - 2012 4 (Class B)
14,300,000		Santander Drive Auto Receivables Trust	0.720	04/16/18	14,290
		Series - 2014 5 (Class A2A)
7,010,000		Santander Drive Auto Receivables Trust	3.500	06/15/18	7,193
		Series - 2012 4 (Class D)
18,990,000		Santander Drive Auto Receivables Trust	2.700	08/15/18	19,264
		Series - 2012 5 (Class C)
8,384,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	8,412
		Series - 2013 1 (Class C)
5,830,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	5,829
		Series - 2013 2013-1 (Class D)
52,250,000		Santander Drive Auto Receivables Trust	1.620	02/15/19	52,363
		Series - 2014 2 (Class B)
52,495,000		Santander Drive Auto Receivables Trust	2.250	06/17/19	53,083
		Series - 2013 5 (Class C)
28,690,000	g	Santander Drive Auto Receivables Trust	1.890	10/15/19	28,854
		Series - 2013 A (Class B)
20,615,000	g	Santander Drive Auto Receivables Trust	3.120	10/15/19	21,122
		Series - 2013 A (Class C)
5,325,000		Santander Drive Auto Receivables Trust	2.910	04/15/20	5,380
		Series - 2014 1 (Class D)
1,260,913	i	Securitized Asset Backed Receivables LLC	0.474	10/25/35	1,244
		Series - 2006 OP1 (Class A2C)
400,477	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	400
		Series - 2013 1A (Class A)
10,478,510	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	10,558
		Series - 2013 3A (Class B)
11,801,026	g	Sierra Receivables Funding Co LLC	2.050	06/20/31	11,867
		Series - 2014 2A (Class A)
4,859,246	g	Sierra Receivables Funding Co LLC	2.400	06/20/31	4,854
		Series - 2014 2A (Class B)
15,000,000	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	14,996
		Series - 2015 1A (Class A)
41,823,000	g	SLM Student Loan Trust	3.740	02/15/29	44,066
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,586
		Series - 2012 A (Class A2)
4,657,945	g	SolarCity LMC	4.590	04/20/44	4,891
		Series - 2014 1 (Class A)
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,310,864	i	Soundview Home Equity Loan Trust	0.474%	11/25/35	$1,302
		Series - 2005 OPT3 (Class A4)
50,466,907	g	SpringCastle America Funding LLC	2.700	05/25/23	50,593
		Series - 2014 AA (Class A)
5,678,511	g,i	Structured Asset Securities Corp	0.394	10/25/36	5,622
		Series - 2006 GEL4 (Class A2)
9,890,926	g	Volvo Financial Equipment LLC	0.540	11/15/16	9,886
		Series - 2014 1A (Class A2)
7,998,719	g	Volvo Financial Equipment LLC	0.740	03/15/17	7,999
		Series - 2013 1A (Class A3)
1,890,000	g	Vornado DP LLC	5.280	09/13/28	2,143
		Series - 2010 VNO (Class C)
750,547	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	764
		Series - 2006 N1 (Class N1)
1,349,692	g,i	Wachovia Loan Trust	0.534	05/25/35	1,309
		Series - 2005 SD1 (Class A)
656,479	i	Wells Fargo Home Equity Trust	0.314	07/25/36	654
		Series - 2006 2 (Class A3)
9,007,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	9,078
		Series - 2010 A (Class M)
2,500,000		World Financial Network Credit Card Master Trust	1.760	05/17/21	2,522
		Series - 2012 B (Class A)
8,615,000		World Omni Automobile Lease Securitization Trust	1.400	02/15/19	8,671
		Series - 2013 A (Class A4)
		TOTAL ASSET BACKED			1,265,858

OTHER MORTGAGE BACKED - 5.5%
10,500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	11,019
		Series - 2007 1 (Class AM)
14,549,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	15,160
		Series - 2007 1 (Class AMFX)
18,825,000	i	Bear Stearns Commercial Mortgage Securities	5.954	09/11/42	20,340
		Series - 2007 T28 (Class AJ)
4,500,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	4,668
		Series - 2007 PW17 (Class AJ)
12,890,257	i	CHL Mortgage Pass-Through Trust	2.467	02/20/35	12,694
		Series - 2004 HYB9 (Class 1A1)
1,500,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,553
		Series - 2006 C4 (Class AJ)
1,205,058	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	1,241
		Series - 2007 C6 (Class ASB)
2,500,000	i	Citigroup Commercial Mortgage Trust	5.899	12/10/49	2,662
		Series - 2007 C6 (Class AM)
11,626,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	12,105
		Series - 2007 C3 (Class AJ)
32,585,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	35,170
		Series - 2007 C3 (Class AM)
15,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	16,042
		Series - 2007 C2 (Class AMFX)
11,055,000	i	COMM 2007-C9 Mortgage Trust	5.796	12/10/49	11,664
		Series - 2007 C9 (Class B)
985,625		COMM 2015-LC19 Mortgage Trust	1.399	02/10/48	987
		Series - 2015 LC19 (Class A1)
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,550,000	i	Commercial Mortgage Trust	5.238%	04/10/37	$11,623
		Series - 2005 GG5 (Class AJ)
1,915,133		Countrywide Alternative Loan Trust	5.500	08/25/16	1,957
		Series - 2004 30CB (Class 1A15)
4,275,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	4,484
		Series - 2006 C5 (Class AM)
10,500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	11,025
		Series - 2007 C2 (Class AJ)
2,000,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	2,026
		Series - 2005 C5 (Class B)
990,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	1,002
		Series - 2005 C5 (Class C)
3,920,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	3,990
		Series - 2005 C6 (Class B)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	13,147
		Series - 2006 OMA (Class D)
7,465,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	7,866
		Series - 2006 C4 (Class AM)
11,235,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	11,573
		Series - 2009 RR1 (Class A3C)
4,830,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	5,076
		Series - 2007 C1 (Class AM)
14,500,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	14,910
		Series - 2006 GG6 (Class AM)
5,910,000	g,i	GS Mortgage Securities Corp II	5.223	12/10/43	6,660
		Series - 2010 C2 (Class B)
16,562,986	g	GS Mortgage Securities Trust	2.059	04/10/31	16,593
		Series - 2013 G1 (Class A1)
11,004,000	i	GS Mortgage Securities Trust	5.553	04/10/38	11,158
		Series - 2006 GG6 (Class B)
3,983,504	i	Harborview Mortgage Loan Trust	0.398	07/19/47	3,322
		Series - 2007 4 (Class 2A1)
1,660,650	i	Impac CMB Trust	0.834	03/25/35	1,516
		Series - 2004 11 (Class 2A1)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.277	07/15/46	7,206
		Series - 2011 C4 (Class C)
7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	7,996
		Series - 2005 LDP2 (Class C)
8,145,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.360	02/15/46	9,088
		Series - 2011 C3 (Class C)
59,112,193		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	61,577
		Series - 2006 LDP9 (Class A1A)
5,000,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	5,217
		Series - 2007 C1 (Class AJ)
1,400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,416
		Series - 2007 C1 (Class C)
4,150,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	4,077
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	812
		Series - 2007 C6 (Class AM)
3,675,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	3,716
		Series - 2005 C5 (Class AJ)
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,000,000	i	Merrill Lynch Mortgage Trust	5.282%	11/12/37	$12,111
		Series - 2005 CKI1 (Class B)
5,880,000	g,i	Merrill Lynch Mortgage Trust	6.267	02/12/51	6,327
		Series - 2008 C1 (Class C)
2,205,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	2,421
		Series - 0 C1 (Class AJA)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.267	02/12/51	2,427
		Series - 0 C1 (Class AJAF)
21,695,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	22,521
		Series - 2007 6 (Class AM)
2,265,000	g,i	Morgan Stanley Capital I Trust	5.877	08/12/41	2,355
		Series - 2006 T23 (Class B)
8,700,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	8,977
		Series - 2006 HQ10 (Class AJ)
348,705	i	Morgan Stanley Capital I Trust	4.840	12/13/41	348
		Series - 2005 T17 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	1,000
		Series - 2005 HQ6 (Class F)
12,300,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	12,897
		Series - 2006 HQ9 (Class AJ)
500,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	517
		Series - 2006 HQ9 (Class B)
8,315,000		Morgan Stanley Capital I Trust	5.569	12/15/44	8,888
		Series - 2007 HQ13 (Class A3)
3,550,000	g,i	Morgan Stanley Capital I Trust	5.252	09/15/47	3,902
		Series - 2011 C1 (Class D)
5,300,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	5,253
		Series - 2007 IQ15 (Class AJ)
8,750,000	i	Morgan Stanley Capital I Trust	6.080	12/12/49	9,517
		Series - 2007 IQ16 (Class AMA)
570,866		Residential Accredit Loans, Inc	4.350	03/25/34	578
		Series - 2004 QS4 (Class A1)
569,826		RFMSI Trust	5.500	03/25/35	576
		Series - 2005 S2 (Class A6)
1,552,635	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,573
		Series - 2012 1A (Class A)
1,950,096	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	1,956
		Series - 0 2A (Class A)
4,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.374	09/25/24	3,980
		Series - 2014 HQ2 (Class M2)
5,185,918	i	Structured Agency Credit Risk Debt Note (STACR)	1.424	01/25/25	5,196
		Series - 2015 DN1 (Class M1)
6,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.574	01/25/25	6,593
		Series - 2015 DN1 (Class M2)
5,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.223	03/25/25	4,998
		Series - 2015 HQ1 (Class M1)
9,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.377	12/15/43	8,673
		Series - 2007 C30 (Class AMFL)
35,625,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	37,779
		Series - 2007 C30 (Class AM)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	35,660
		Series - 2007 C34 (Class AM)
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,300,000	i	Wachovia Bank Commercial Mortgage Trust	5.947%	05/15/46	$5,587
		Series - 2007 C34 (Class AJ)
7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	7,660
		Series - 2007 C31 (Class AM)
4,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	4,689
		Series - 2007 C31 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	2,023
		Series - 2007 C31 (Class B)
78,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	83,857
		Series - 2007 C32 (Class AMFX)
29,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	30,148
		Series - 2007 C32 (Class AJ)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,604
		Series - 2007 C32 (Class B)
33,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	36,403
		Series - 2007 C33 (Class AM)
6,836,796	i	WaMu Mortgage Pass-Through Certificates	0.524	12/25/45	6,273
		Series - 2005 AR19 (Class A1B3)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,324
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			765,929

		TOTAL STRUCTURED ASSETS			2,031,787
		(Cost $2,024,943)

		TOTAL BONDS			13,234,378
		(Cost $12,894,585)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp			1,958
1,527,061	*	Federal National Mortgage Association			6,352
		TOTAL BANKS			8,310
		TOTAL PREFERRED STOCKS			8,310
		(Cost $49,942)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 16.6%

GOVERNMENT AGENCY DEBT - 2.8%
$140,000,000	w	Federal Home Loan Bank (FHLB)	0.040-0.045	04/06/15	139,999
19,000,000		FHLB	0.065	04/08/15	19,000
114,000,000	w	FHLB	0.052-0.063	04/10/15	113,999
25,000,000		FHLB	0.055	04/15/15	25,000
15,000,000		FHLB	0.070	05/01/15	14,999
46,000,000		FHLB	0.050	05/08/15	45,998
25,000,000		FHLB	0.067	06/03/15	24,997
		TOTAL GOVERNMENT AGENCY DEBT			383,992
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TREASURY DEBT - 13.8%
$21,600,000	w	United States Treasury Bill	0.087-0.108%	04/02/15	$21,600
129,800,000	w	United States Treasury Bill	0.078-0.100	04/30/15	129,796
109,300,000	w	United States Treasury Bill	0.081-0.095	05/28/15	109,294
18,900,000		United States Treasury Bill	0.052	06/04/15	18,899
169,000,000	w	United States Treasury Bill	0.073-0.101	06/25/15	168,995
144,600,000	w	United States Treasury Bill	0.057-0.116	07/23/15	144,581
72,000,000	w	United States Treasury Bill	0.062-0.065	08/06/15	71,985
75,000,000	w	United States Treasury Bill	0.056-0.067	08/13/15	74,985
254,000,000	w	United States Treasury Bill	0.086-0.106	08/20/15	253,935
7,000,000		United States Treasury Bill	0.065	08/27/15	6,998
24,000,000		United States Treasury Bill	0.093	09/10/15	23,990
183,000,000	w	United States Treasury Bill	0.085-0.093	09/17/15	182,912
218,000,000	w	United States Treasury Bill	0.091-0.108	10/15/15	217,845
198,000,000	w	United States Treasury Bill	0.093-0.138	11/12/15	197,805
150,000,000	w	United States Treasury Bill	0.132-0.150	12/10/15	149,818
36,000,000	w	United States Treasury Bill	0.150	01/07/16	35,947
50,000,000		United States Treasury Bill	0.249	03/03/16	49,887
37,250,000	w	United States Treasury Note	2.125	05/31/15	37,364
		TOTAL TREASURY DEBT			1,896,636

		TOTAL SHORT-TERM INVESTMENTS			2,280,628
		(Cost $2,280,657)

		TOTAL INVESTMENTS - 113.9%			15,639,663
		(Cost $15,341,242)
		OTHER ASSETS & LIABILITIES, NET - (13.9)%			(1,907,233)
		NET ASSETS - 100.0%			$13,732,430

Abbreviation(s):
COP	Columbian Peso
DOP	Dominican Peso
EUR	Euro
MXN	Mexican Peso
REIT	Real Estate Investment Trust
ZAR	South African Rand

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 03/31/15 the aggregate value of these securities was $2,038,034,000, or 14.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
349

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2015

			VALUE
PRINCIPAL		ISSUER	(000)
GOVERNMENT BONDS - 99.7%

U.S. TREASURY SECURITIES - 99.7%
		United States Treasury Bond
$7,000,000		3.000%, 11/15/44	$7,671
5,000,000		2.500%, 02/15/45	4,957
	k	United States Treasury Inflation Indexed Bonds
297,459,055		0.125%, 04/15/16	300,503
191,639,817		2.500%, 07/15/16	201,327
173,870,584		2.375%, 01/15/17	184,235
397,155,160		0.125%, 04/15/17	404,354
137,252,043		2.625%, 07/15/17	149,047
145,101,987		1.625%, 01/15/18	154,590
314,069,402		0.125%, 04/15/18	320,474
146,983,620		1.375%, 07/15/18	157,307
144,252,750		2.125%, 01/15/19	158,813
217,463,720		0.125%, 04/15/19	221,558
134,650,560		1.875%, 07/15/19	148,463
220,829,913		1.375%, 01/15/20	238,703
285,771,368		1.250%, 07/15/20	309,794
355,756,378		1.125%, 01/15/21	381,910
337,883,922		0.625%, 07/15/21	354,197
336,649,325		0.125%, 01/15/22	339,543
393,362,280		0.125%, 07/15/22	397,603
266,326,950		0.125%, 01/15/23	267,492
51,224,400		0.375%, 07/15/23	52,541
76,384,963		0.625%, 01/15/24	79,613
68,908,000		0.125%, 07/15/24	68,930
51,316,720		0.250%, 01/15/25	51,710
220,429,510		2.375%, 01/15/25	267,305
210,009,786		2.000%, 01/15/26	248,960
157,865,334		2.375%, 01/15/27	194,865
195,142,926		1.750%, 01/15/28	228,561
137,328,230		3.625%, 04/15/28	193,837
177,349,230		2.500%, 01/15/29	226,688
166,484,417		3.875%, 04/15/29	244,641
48,407,774		3.375%, 04/15/32	71,088
78,566,616		2.125%, 02/15/40	105,009
78,344,224		2.125%, 02/15/41	105,740
222,714,932		0.750%, 02/15/42	225,534
115,900,380		0.625%, 02/15/43	113,745
100,794,465		1.375%, 02/15/44	118,654
22,830,260		0.750%, 02/15/45	23,253
		United States Treasury Note
11,000,000		1.500%, 11/30/19	11,082
		TOTAL U.S. TREASURY SECURITIES	7,334,297

350

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

VALUE
(000)
TOTAL GOVERNMENT BONDS
(Cost $6,815,144)	$7,334,297

TOTAL INVESTMENTS - 99.7%	7,334,297
(Cost $6,815,144)
OTHER ASSETS AND LIABILITIES, NET - 0.3%	23,226
NET ASSETS - 100.0%	$7,357,523

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.4%

ENERGY - 0.1%
$781,801	i	Granite Acquisition, Inc	5.000%	12/19/21	$791
17,723,779	i	Granite Acquisition, Inc	5.000	12/19/21	17,931
		TOTAL ENERGY			18,722

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
7,989,625	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	8,001
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,001

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
891,867	i	Valeant Pharmaceuticals International, Inc	4.000	03/11/22	896
683,133	i	Valeant Pharmaceuticals International, Inc	4.000	03/13/22	686
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,582

UTILITIES - 0.2%
10,793,227	i	ExGen Renewables I LLC	5.250	02/06/21	10,847
16,000,000	i	Terra-Gen Finance Co LLC	5.250	12/09/21	16,060
		TOTAL UTILITIES			26,907

		TOTAL BANK LOAN OBLIGATIONS			55,212
		(Cost $54,513)

BONDS - 39.0%

CORPORATE BONDS - 12.8%

AUTOMOBILES & COMPONENTS - 0.2%
10,000,000		Ford Motor Co	4.750	01/15/43	10,935
4,500,000		Johnson Controls, Inc	2.600	12/01/16	4,610
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,631
6,675,000		Magna International, Inc	3.625	06/15/24	6,801
		TOTAL AUTOMOBILES & COMPONENTS			25,977

BANKS - 2.9%
24,500,000		Bank of America Corp	1.350	11/21/16	24,497
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	9,997
18,500,000	e	Bank of Nova Scotia	2.125	09/11/19	18,796
7,375,000		BB&T Corp	1.600	08/15/17	7,421
21,000,000	i	BOK Financial Corp	0.948	05/15/17	20,905
7,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,126
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,272
7,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	7,567
13,000,000		Discover Bank	2.000	02/21/18	13,013
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$11,000,000		Discover Bank	4.200%	08/08/23	$11,635
13,255,000		First Niagara Financial Group, Inc	6.750	03/19/20	14,680
10,000,000		Huntington Bancshares, Inc	2.600	08/02/18	10,197
7,325,000		Huntington National Bank	1.350	08/02/16	7,364
12,000,000		Huntington National Bank	1.375	04/24/17	11,995
8,000,000	g,i	ING Bank NV	0.821	03/16/18	7,998
11,500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	11,770
6,450,000		KeyBank NA	2.250	03/16/20	6,495
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	11,202
13,750,000		Manufacturers & Traders Trust Co	1.450	03/07/18	13,758
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,787
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,310
2,475,000		Manufacturers & Traders Trust Co	2.900	02/06/25	2,454
3,314,000		Northern Trust Corp	3.375	08/23/21	3,553
18,257,000		People’s United Financial, Inc	3.650	12/06/22	18,603
9,725,000		PNC Bank NA	2.200	01/28/19	9,850
4,150,000		PNC Bank NA	2.700	11/01/22	4,130
8,245,000		PNC Bank NA	2.950	01/30/23	8,274
12,000,000		Regions Financial Corp	2.000	05/15/18	11,987
10,000,000		Royal Bank of Canada	1.125	07/22/16	10,059
7,500,000	i	Royal Bank of Canada	0.508	02/03/17	7,507
11,500,000		Royal Bank of Canada	1.200	09/19/17	11,504
26,450,000		Royal Bank of Canada	1.875	02/05/20	26,499
9,750,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	9,782
14,500,000	e,g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,504
20,000,000		SVB Financial Group	3.500	01/29/25	19,869
9,250,000	g	Toronto-Dominion Bank	1.625	09/14/16	9,370
5,300,000	g	Toronto-Dominion Bank	1.950	04/02/20	5,321
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	5,052
		TOTAL BANKS			413,103

CAPITAL GOODS - 0.7%
2,500,000		3M Co	6.375	02/15/28	3,363
6,700,000		Anixter, Inc	5.125	10/01/21	6,884
2,500,000		Eaton Corp	4.000	11/02/32	2,629
4,600,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,912
2,100,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	2,135
5,155,000		Pall Corp	5.000	06/15/20	5,740
5,625,000		Parker-Hannifin Corp	4.200	11/21/34	6,131
15,000,000		Pentair Finance S.A.	1.350	12/01/15	15,036
6,980,000		Pentair Finance S.A.	2.650	12/01/19	6,987
5,675,000		Precision Castparts Corp	2.500	01/15/23	5,592
6,400,000		Rockwell Automation, Inc	2.050	03/01/20	6,463
6,000,000		Rockwell Automation, Inc	2.875	03/01/25	6,048
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,432
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,552
5,000,000		Roper Industries, Inc	3.125	11/15/22	4,982
9,000,000		Trimble Navigation Ltd	4.750	12/01/24	9,489
		TOTAL CAPITAL GOODS			96,375

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
4,000,000	g	AECOM Technology Corp	5.750	10/15/22	4,140
5,300,000		Air Lease Corp	2.125	01/15/18	5,274
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$9,075,000		Air Lease Corp	3.875%	04/01/21	$9,347
6,525,000		Air Lease Corp	4.250	09/15/24	6,721
11,500,000		Fluor Corp	3.500	12/15/24	11,856
4,750,000		Waste Management, Inc	2.600	09/01/16	4,836
2,730,000		Waste Management, Inc	4.600	03/01/21	3,052
10,000,000		Waste Management, Inc	3.500	05/15/24	10,411
3,475,000		Waste Management, Inc	3.900	03/01/35	3,562
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			59,199

CONSUMER DURABLES & APPAREL - 0.0%
5,000,000		Whirlpool Corp	5.150	03/01/43	5,680
		TOTAL CONSUMER DURABLES & APPAREL			5,680

CONSUMER SERVICES - 0.6%
4,000,000		American National Red Cross	5.567	11/15/17	4,385
20,000,000		Massachusetts Institute of Technology	3.959	07/01/38	21,499
1,250,000		McDonald’s Corp	5.000	02/01/19	1,406
19,000,000		Metropolitan Museum of Art	3.400	07/01/45	18,448
7,550,000		Nature Conservancy	6.300	07/01/19	8,572
17,500,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	17,700
5,145,000		Salvation Army	5.637	09/01/26	5,746
2,275,000		Service Corp International	5.375	01/15/22	2,377
13,625,000		Service Corp International	5.375	05/15/24	14,238
		TOTAL CONSUMER SERVICES			94,371

DIVERSIFIED FINANCIALS - 1.0%
9,000,000		American Express Credit Corp	2.125	07/27/18	9,174
5,450,000	i	Bank of New York Mellon Corp	1.969	06/20/17	5,551
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,047
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,075
14,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	14,927
5,000,000		Discover Financial Services	3.750	03/04/25	5,037
9,000,000	g	EDP Finance BV	4.125	01/15/20	9,315
9,500,000	g	EDP Finance BV	5.250	01/14/21	10,297
9,000,000	i	Ford Motor Credit Co LLC	1.506	05/09/16	9,064
8,500,000	i	Ford Motor Credit Co LLC	1.192	01/09/18	8,523
16,375,000		Ford Motor Credit Co LLC	2.375	01/16/18	16,660
24,000,000	i	Ford Motor Credit Co LLC	1.182	11/04/19	24,020
8,500,000		Invesco Finance plc	3.125	11/30/22	8,587
2,300,000		Legg Mason, Inc	3.950	07/15/24	2,400
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	10,179
		TOTAL DIVERSIFIED FINANCIALS			140,856

ENERGY - 1.3%
3,000,000	e,g	California Resources Corp	6.000	11/15/24	2,629
4,145,000		Continental Resources, Inc	5.000	09/15/22	4,088
3,740,000	i	Devon Energy Corp	0.721	12/15/15	3,734
2,500,000		Devon Energy Corp	6.300	01/15/19	2,865
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,238
8,450,000		EOG Resources, Inc	3.900	04/01/35	8,702
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,692
7,450,000		Marathon Petroleum Corp	4.750	09/15/44	7,582
3,025,000	e	National Oilwell Varco, Inc	1.350	12/01/17	2,998
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,500,000		Noble Energy, Inc	8.250%	03/01/19	$2,991
3,290,000		Noble Energy, Inc	5.050	11/15/44	3,453
9,886,000	e	Noble Holding International Ltd	2.500	03/15/17	9,732
3,425,000		Noble Holding International Ltd	4.000	03/16/18	3,443
2,150,000	e	Noble Holding International Ltd	3.950	03/15/22	1,909
18,500,000	e	Noble Holding International Ltd	5.950	04/01/25	18,065
18,500,000	e	Noble Holding International Ltd	6.950	04/01/45	17,537
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	2,314
9,000,000		Phillips 66	4.650	11/15/34	9,537
2,575,000		Southwestern Energy Co	3.300	01/23/18	2,624
5,300,000		Southwestern Energy Co	4.050	01/23/20	5,477
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,508
9,000,000	i	Statoil ASA	0.456	11/09/17	8,970
9,000,000	i	Statoil ASA	0.547	05/15/18	8,970
9,500,000		Statoil ASA	3.150	01/23/22	9,911
9,500,000		Statoil ASA	2.650	01/15/24	9,331
4,000,000		Statoil ASA	3.950	05/15/43	4,094
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	11,686
6,175,000		Weatherford International Ltd	4.500	04/15/22	5,644
12,350,000	g	Woodside Finance Ltd	3.650	03/05/25	12,239
		TOTAL ENERGY			190,963

FOOD & STAPLES RETAILING - 0.1%
6,900,000		Kroger Co	1.200	10/17/16	6,919
3,000,000		Kroger Co	2.200	01/15/17	3,051
8,000,000		Kroger Co	2.300	01/15/19	8,116
1,451,000		Safeway, Inc	3.400	12/01/16	1,447
		TOTAL FOOD & STAPLES RETAILING			19,533

FOOD, BEVERAGE & TOBACCO - 0.2%
1,800,000	g	JM Smucker Co	1.750	03/15/18	1,807
5,100,000	g	JM Smucker Co	3.000	03/15/22	5,176
9,000,000	g	JM Smucker Co	4.250	03/15/35	9,322
4,678,000		Kellogg Co	4.000	12/15/20	5,065
428,000		PepsiCo, Inc	7.900	11/01/18	519
3,526,000		PepsiCo, Inc	3.600	08/13/42	3,420
		TOTAL FOOD, BEVERAGE & TOBACCO			25,309

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,472
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,550
7,000,000	i	Becton Dickinson and Co	0.721	06/15/16	7,009
9,750,000		Laboratory Corp of America Holdings	2.500	11/01/18	9,956
3,250,000		Laboratory Corp of America Holdings	2.625	02/01/20	3,270
9,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	9,111
2,500,000		Laboratory Corp of America Holdings	3.600	02/01/25	2,510
3,500,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,666
9,000,000	g,i,j	Medtronic, Inc	0.000	03/15/20	9,099
2,500,000		Medtronic, Inc	6.500	03/15/39	3,432
5,375,000		Owens & Minor, Inc	3.875	09/15/21	5,623
5,000,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	5,002
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			65,700
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
$3,750,000		Clorox Co	3.800%	11/15/21	$4,049
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,049

INSURANCE - 0.5%
8,000,000	i	Berkshire Hathaway Finance Corp	0.553	01/12/18	8,013
10,120,000	g	Five Corners Funding Trust	4.419	11/15/23	10,857
1,250,000	g,i	Merna Reinsurance IV Ltd	2.520	04/08/16	1,254
3,100,000		Progressive Corp	3.750	08/23/21	3,364
9,000,000		Progressive Corp	3.700	01/26/45	8,955
15,000,000	i	Prudential Financial, Inc	5.200	03/15/44	15,270
9,535,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	9,519
8,687,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	9,294
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,328
		TOTAL INSURANCE			68,854

MATERIALS - 0.7%
4,405,000		Agrium, Inc	3.150	10/01/22	4,417
2,275,000		Ball Corp	5.000	03/15/22	2,377
8,930,000		Ball Corp	4.000	11/15/23	8,707
5,750,000		Domtar Corp	4.400	04/01/22	5,943
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,601
7,050,000		Eastman Chemical Co	2.700	01/15/20	7,152
1,000,000		Eastman Chemical Co	4.650	10/15/44	1,050
5,000,000		International Paper Co	6.000	11/15/41	5,935
4,000,000		International Paper Co	4.800	06/15/44	4,115
9,350,000		LyondellBasell Industries NV	4.625	02/26/55	9,245
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,943
5,000,000		Nucor Corp	4.000	08/01/23	5,246
4,000,000		Praxair, Inc	2.450	02/15/22	4,012
19,490,000		Rock Tenn Co	3.500	03/01/20	20,233
8,000,000		Sherwin-Williams Co	1.350	12/15/17	8,010
		TOTAL MATERIALS			94,986

MEDIA - 0.1%
7,225,000		Time Warner Cable, Inc	8.250	04/01/19	8,837
5,500,000	e	Time Warner Cable, Inc	4.500	09/15/42	5,688
		TOTAL MEDIA			14,525

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
12,733,000		Bristol-Myers Squibb Co	3.250	08/01/42	11,904
5,700,000		Gilead Sciences, Inc	4.500	02/01/45	6,328
4,600,000		Johnson & Johnson	2.150	05/15/16	4,687
16,219,000		Johnson & Johnson	4.375	12/05/33	18,592
8,080,000		Life Technologies Corp	3.500	01/15/16	8,238
8,500,000	i	Merck & Co, Inc	0.631	02/10/20	8,534
4,000,000	g	Roche Holdings, Inc	4.000	11/28/44	4,319
4,750,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	4,934
475,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	482
9,000,000	g	VRX Escrow Corp	5.375	03/15/20	9,090
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			77,108
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
REAL ESTATE - 0.4%
$8,907,000		Equity One, Inc	3.750%	11/15/22	$9,039
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,630
8,000,000		Federal Realty Investment Trust	2.750	06/01/23	7,902
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,841
1,250,000		Kilroy Realty LP	5.000	11/03/15	1,277
16,355,000		Kilroy Realty LP	3.800	01/15/23	16,754
10,000,000		Regency Centers LP	3.750	06/15/24	10,308
2,400,000		Ventas Realty LP	3.250	08/15/22	2,408
		TOTAL REAL ESTATE			53,159

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
3,375,000		CC Holdings GS V LLC	2.381	12/15/17	3,403
10,000,000	i	Hewlett-Packard Co	1.193	01/14/19	9,901
5,475,000		Motorola Solutions, Inc	3.500	09/01/21	5,612
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			18,916

TELECOMMUNICATION SERVICES - 0.3%
3,400,000	e	CenturyLink, Inc	6.750	12/01/23	3,744
12,825,000		Sprint Corp	7.250	09/15/21	12,889
9,500,000		Verizon Communications, Inc	1.350	06/09/17	9,505
8,000,000		Verizon Communications, Inc	4.400	11/01/34	8,150
9,750,000		Vodafone Group plc	1.500	02/19/18	9,742
		TOTAL TELECOMMUNICATION SERVICES			44,030

TRANSPORTATION - 0.7%
9,500,000	i	Canadian National Railway Co	0.427	11/14/17	9,486
6,500,000		CSX Corp	4.100	03/15/44	6,770
2,545,000		GATX Corp	2.500	07/30/19	2,565
23,500,000		GATX Corp	2.600	03/30/20	23,563
7,250,000		GATX Corp	5.200	03/15/44	8,132
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,595
5,000,000		Norfolk Southern Corp	3.250	12/01/21	5,210
12,775,000		Norfolk Southern Corp	3.000	04/01/22	13,106
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,940
475,000		Norfolk Southern Corp	5.590	05/17/25	570
6,900,000		Ryder System, Inc	2.550	06/01/19	7,003
3,450,000		Southwest Airlines Co	2.750	11/06/19	3,528
4,050,000		Union Pacific Corp	3.375	02/01/35	3,957
1,360,000	i	United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	2,070
		TOTAL TRANSPORTATION			95,495

UTILITIES - 1.7%
1,650,000		Arizona Public Service Co	4.500	04/01/42	1,863
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,484
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,366
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,642
9,114,312	g	Continental Wind LLC	6.000	02/28/33	10,175
1,324,657	g	Great River Energy	5.829	07/01/17	1,395
3,375,000	g	International Transmission Co	4.625	08/15/43	3,896
7,575,000		Interstate Power & Light Co	3.250	12/01/24	7,788
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	9,804
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$9,450,000		NextEra Energy Capital Holdings, Inc	2.700%	09/15/19	$9,683
9,600,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	10,474
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	10,335
6,000,000		Northeast Utilities	1.450	05/01/18	5,958
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,811
10,000,000		NorthWestern Corp	4.176	11/15/44	10,894
1,065,000	i	NSTAR Electric Co	0.497	05/17/16	1,064
630,000		Public Service Co of Colorado	4.750	08/15/41	753
10,000,000		Public Service Co of New Hampshire	3.500	11/01/23	10,648
13,000,000	i	San Diego Gas & Electric Co	0.468	03/09/17	12,997
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,754
6,875,000		San Diego Gas & Electric Co	1.914	02/01/22	6,917
620,000		San Diego Gas & Electric Co	6.000	06/01/39	846
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	9,355
22,500,000	g	Solar Star Funding LLC	3.950	06/30/35	23,081
2,950,000	g	Solar Star Funding LLC	5.375	06/30/35	3,359
7,500,000	g	TerraForm Power Operating LLC	5.875	02/01/23	7,781
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,345
19,385,000	g	Topaz Solar Farms LLC	4.875	09/30/39	21,364
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	17,067
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,726
16,525,000		WGL Holdings, Inc	2.250	11/01/19	16,572
4,975,000		Wisconsin Power & Light Co	4.100	10/15/44	5,399
		TOTAL UTILITIES			244,596

		TOTAL CORPORATE BONDS			1,852,784
		(Cost $1,793,936)

GOVERNMENT BONDS - 23.6%

AGENCY SECURITIES - 4.1%
6,284,258		Cal Dive I- Title XI, Inc	4.930	02/01/27	7,120
6,161,816		COP I LLC	3.613	12/05/21	6,555
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,086
17,166,667		FHLB	2.350	08/08/22	17,062
7,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.500	01/27/17	6,987
5,000,000		FHLMC	1.000	09/29/17	5,015
6,400,000		Federal National Mortgage Association (FNMA)	1.125	04/27/17	6,457
7,000,000		FNMA	1.625	01/21/20	7,034
15,500,000		FNMA	2.625	09/06/24	16,041
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,025
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,274
33,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	34,506
8,475,000	g	Hospital for Special Surgery	3.500	01/01/23	8,784
9,000,000	i	India Government AID Bond	0.355	02/01/27	8,565
7,040,000		Lutheran Medical Center	1.982	02/20/30	6,844
10,840,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	10,815
4,225,000	g	Montefiore Medical Center	3.896	05/20/27	4,350
230,543		National Credit Union Administration	1.840	10/07/20	232
2,750,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/15	2,797
10,750,000	j	OPIC	0.000	11/17/17	10,856
3,000,000	j	OPIC	0.000	04/30/18	3,183
5,700,000	j	OPIC	0.000	11/15/19	5,814
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,144,331	OPIC	2.290%	09/15/26	$5,242
2,829,939	OPIC	2.040	12/15/26	2,836
7,666,644	OPIC	4.440	02/27/27	8,756
9,750,000	OPIC	2.740	09/15/29	9,734
13,500,000	OPIC	3.280	09/15/29	14,102
2,483,210	OPIC	2.610	04/15/30	2,452
4,560,000	OPIC	2.930	05/15/30	4,629
7,536,000	OPIC	3.040	05/15/30	7,801
8,970,611	OPIC	3.540	06/15/30	9,681
2,267,215	OPIC	2.310	11/15/30	2,195
23,037,313	OPIC	3.370	12/15/30	24,543
23,127,185	OPIC	3.820	12/20/32	25,289
14,920,765	OPIC	3.938	12/20/32	16,354
12,500,000	OPIC	3.160	06/01/33	12,849
12,000,000	OPIC	3.430	06/01/33	12,699
4,598,118	Premier Aircraft Leasing	3.576	02/06/22	4,891
1,050,000	Private Export Funding Corp (PEFCO)	4.550	05/15/15	1,055
9,750,000	PEFCO	2.125	07/15/16	9,947
11,750,000	PEFCO	1.375	02/15/17	11,833
8,000,000	PEFCO	2.250	12/15/17	8,228
5,000,000	PEFCO	4.375	03/15/19	5,525
5,854,000	PEFCO	1.450	08/15/19	5,808
16,150,000	PEFCO	2.250	03/15/20	16,511
17,500,000	PEFCO	4.300	12/15/21	19,904
8,250,000	PEFCO	2.050	11/15/22	8,099
4,000,000	PEFCO	3.550	01/15/24	4,340
5,335,000	PEFCO	2.450	07/15/24	5,311
3,157,551	Tayarra Ltd	3.628	02/15/22	3,365
3,062,313	Tricahue Leasing LLC	3.503	11/19/21	3,249
9,250,000	Ukraine Government AID Bonds	1.844	05/16/19	9,409
8,541,667	Ulani MSN 35940 LLC	2.227	05/16/25	8,633
5,375,000	United States Department of Housing and Urban Development (HUD)	2.200	08/01/15	5,412
750,000	HUD	2.050	08/01/19	773
9,500,000	HUD	4.870	08/01/19	10,820
3,217,000	HUD	2.910	08/01/23	3,374
5,250,000	HUD	4.330	08/01/15	5,322
3,894,000	HUD	2.910	08/01/17	4,084
8,000,000	HUD	4.560	08/01/17	8,688
10,750,000	HUD	1.770	08/01/18	10,942
5,007,000	HUD	5.380	08/01/18	5,345
13,967,000	HUD	4.960	08/01/20	16,078
13,500,000	HUD	5.050	08/01/21	15,559
7,920,000	UNM Sandoval Regional Medical Center	4.500	07/20/36	8,354
8,830,818	Ethiopian Leasing 2012 LLC	2.566	08/14/26	9,043
4,332,678	Export Lease Ten Co LLC	1.650	05/07/25	4,253
9,000,000	Mexican Aircraft Finance V LLC	2.329	01/14/27	9,112
7,000,000	NCUA Guaranteed Notes	3.450	06/12/21	7,619
7,000,000	VRG Linhas Aereas S.A.	0.983	03/13/18	6,989
8,839,253	Zarapito Leasing LLC	2.628	11/12/26	9,094
	TOTAL AGENCY SECURITIES			606,533
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
FOREIGN GOVERNMENT BONDS - 5.1%
$24,000,000		African Development Bank	0.750%	10/18/16	$24,067
13,550,000	e	African Development Bank	2.375	09/23/21	14,060
17,500,000		Asian Development Bank	2.125	03/19/25	17,651
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	6,110
6,300,000		Canada Government International Bond	0.875	02/14/17	6,331
9,000,000		Canada Government International Bond	1.125	03/19/18	9,037
8,018,837	g	Carpintero Finance Ltd	2.004	09/18/24	8,024
14,250,000		Council of Europe Development Bank	1.000	03/07/18	14,236
44,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	44,477
38,000,000	e	European Investment Bank	2.500	10/15/24	39,568
2,000,000		European Investment Bank	4.875	02/15/36	2,692
38,470,000		Export Development Canada	0.875	01/30/17	38,595
9,000,000		Export Development Canada	1.625	12/03/19	9,074
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	18,156
15,300,000		Hydro Quebec	2.000	06/30/16	15,567
6,082,000		Hydro Quebec	8.400	01/15/22	8,256
10,200,000		Hydro-Quebec	1.375	06/19/17	10,296
33,750,000		Inter-American Development Bank	1.500	09/25/18	34,117
19,000,000	i	International Bank for Reconstruction & Development	0.197	07/22/15	18,996
25,000,000		International Bank for Reconstruction & Development	0.375	08/24/15	25,015
3,000,000		International Bank for Reconstruction & Development	2.000	10/20/16	3,063
24,500,000	e	International Finance Corp	0.500	05/15/15	24,501
24,000,000		International Finance Corp	0.500	05/16/16	24,023
29,000,000	g,i	International Finance Facility for Immunisation	0.446	07/05/16	29,004
2,850,000		Italy Government International Bond	5.375	06/12/17	3,099
5,000,000		KFW	1.000	01/26/18	5,007
48,000,000		KFW	1.750	10/15/19	48,728
11,500,000		KFW	1.500	04/20/20	11,494
10,000,000		KFW	2.625	01/25/22	10,550
19,000,000	g	Kommunalbanken AS.	0.750	11/21/16	19,030
12,500,000	g	Kommunalbanken AS.	2.125	02/11/25	12,362
9,637,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	9,613
7,500,000	e,g	National Bank of Canada	2.200	10/19/16	7,657
14,845,000		North American Development Bank	2.300	10/10/18	15,155
33,575,000		North American Development Bank	2.400	10/26/22	33,186
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,037
15,250,000	e	Province of Manitoba Canada	1.750	05/30/19	15,427
15,000,000		Province of Manitoba Canada	2.100	09/06/22	15,006
12,700,000		Province of Manitoba Canada	3.050	05/14/24	13,466
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,474
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,291
9,500,000	e	Province of Ontario Canada	1.200	02/14/18	9,515
5,000,000	e	Province of Ontario Canada	4.400	04/14/20	5,654
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,864
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,581
		TOTAL FOREIGN GOVERNMENT BONDS			729,112

MORTGAGE BACKED - 8.0%
11,891,968		Federal Home Loan Mortgage Corp (FHLMC)	4.000	10/15/23	12,883
5,650,923		FHLMC	4.000	03/15/44	6,029
32,788		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	34
91,129		FGLMC	6.000	12/01/17	95
1,434,829		FGLMC	4.500	01/01/19	1,511
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$502,602		FGLMC	5.500%	01/01/19	$530
446,169		FGLMC	5.000	02/01/19	469
200,465		FGLMC	4.500	01/01/20	211
62,585		FGLMC	4.500	07/01/20	67
85,802		FGLMC	7.000	10/01/20	92
468,772		FGLMC	4.500	06/01/21	495
1,594,253		FGLMC	4.500	06/01/21	1,682
289,259		FGLMC	4.500	03/01/23	310
208,966		FGLMC	5.000	04/01/23	227
7,855		FGLMC	7.000	05/01/23	9
762,612		FGLMC	4.000	07/01/24	811
249,885		FGLMC	4.500	09/01/24	269
9,000,000	h	FGLMC	3.000	04/15/30	9,422
9,000,000	h	FGLMC	3.500	04/15/30	9,556
25,047		FGLMC	8.000	01/01/31	29
614,003		FGLMC	4.500	07/01/33	671
1,053,122		FGLMC	5.500	09/01/33	1,192
873,465		FGLMC	5.500	09/01/33	979
1,553,982		FGLMC	5.500	12/01/33	1,756
3,669,059		FGLMC	7.000	12/01/33	4,401
1,300,545		FGLMC	7.000	05/01/35	1,581
184,542		FGLMC	5.000	02/01/36	205
12,892		FGLMC	6.500	05/01/36	15
935,267		FGLMC	5.000	07/01/39	1,036
3,832,847		FGLMC	4.500	11/01/40	4,286
4,335,639		FGLMC	4.500	12/01/40	4,835
2,962,915		FGLMC	3.500	01/01/41	3,111
7,737,881		FGLMC	3.500	04/01/44	8,184
10,510,781		FGLMC	4.000	08/01/44	11,421
8,773,447		FGLMC	4.000	09/01/44	9,566
970,677		FGLMC	4.500	10/01/44	1,085
1,434,153		FGLMC	4.500	11/01/44	1,604
1,127,158		FGLMC	4.500	11/01/44	1,261
897,329		FGLMC	4.500	12/01/44	1,004
583,004		FGLMC	4.500	12/01/44	652
20,000,000	h	FGLMC	3.000	04/15/45	20,406
23,000,000	h	FGLMC	3.500	04/15/45	24,112
11,000,000	h	FGLMC	4.000	04/15/45	11,751
11,000,000	h	FGLMC	3.000	05/15/45	11,197
8,000,000	h	FGLMC	4.000	05/15/45	8,532
15,999		Federal National Mortgage Association (FNMA)	6.500	10/01/16	16
118,395		FNMA	6.500	04/01/17	123
46,458		FNMA	6.500	02/01/18	49
1,062,629		FNMA	5.500	11/01/18	1,124
765,417		FNMA	5.000	12/01/18	811
704,075		FNMA	5.000	01/01/19	746
25,647		FNMA	4.500	03/01/19	27
100,694		FNMA	4.500	11/01/20	106
720,362		FNMA	5.500	08/01/21	785
269,820		FNMA	4.500	03/01/23	289
12,587		FNMA	8.000	03/01/23	13
822,149		FNMA	5.000	07/01/23	893
436,689		FNMA	4.000	05/01/24	462
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$34,503		FNMA	8.000%	07/01/24	$42
634,743		FNMA	4.500	08/01/24	684
2,562,519		FNMA	4.000	09/01/24	2,713
10,000,000	h	FNMA	2.500	04/25/30	10,268
19,000,000	h	FNMA	3.000	04/25/30	19,914
23,000,000	h	FNMA	2.500	05/25/30	23,570
489,922		FNMA	6.500	07/01/32	575
390,507		FNMA	4.500	03/25/33	402
5,447,761		FNMA	3.000	10/01/33	5,648
9,628,371		FNMA	5.000	10/01/33	10,798
644,277		FNMA	5.000	11/01/33	730
85,097		FNMA	7.000	01/01/34	92
2,424,288		FNMA	5.500	03/01/34	2,746
3,846,384		FNMA	3.500	03/25/34	4,014
9,018,153		FNMA	3.000	01/01/35	9,348
34,977		FNMA	7.500	06/01/35	38
1,950,816		FNMA	5.500	08/01/37	2,209
2,014,597		FNMA	5.500	09/01/37	2,267
898,848		FNMA	6.000	09/01/37	1,042
831,637		FNMA	6.000	09/01/37	966
266,564		FNMA	6.500	09/01/37	306
1,017,647		FNMA	5.500	01/01/38	1,149
18,546		FNMA	6.500	02/01/38	21
2,103,744		FNMA	5.500	04/01/38	2,368
1,611,852		FNMA	5.500	06/01/38	1,814
3,903,595		FNMA	5.500	11/01/38	4,524
6,619,178		FNMA	5.500	12/01/38	7,577
6,848,884		FNMA	4.000	02/01/39	7,329
43,326	h	FNMA	4.500	04/01/39	48
451,523		FNMA	4.000	07/01/39	493
2,256,358		FNMA	5.500	08/01/39	2,577
927,377		FNMA	4.500	10/01/39	1,014
590,688		FNMA	5.500	11/01/39	665
71,910	h	FNMA	4.500	02/01/40	79
1,000,825		FNMA	4.500	06/01/40	1,095
816,382		FNMA	5.000	08/01/40	909
3,821,000		FNMA	4.000	08/25/40	4,099
4,104,269		FNMA	5.000	09/01/40	4,567
792,572		FNMA	4.500	10/01/40	873
1,706,348		FNMA	4.500	11/01/40	1,883
151,635	h	FNMA	4.500	11/01/40	167
2,200,462		FNMA	4.500	11/01/40	2,410
299,452	h	FNMA	4.500	01/01/41	333
234,489	h	FNMA	4.500	02/01/41	259
5,717,510		FNMA	5.000	05/01/41	6,375
265,096	h	FNMA	4.500	06/01/41	293
244,339	h	FNMA	4.500	06/01/41	271
1,157,561		FNMA	5.000	06/01/41	1,297
460,973	h	FNMA	4.500	12/01/41	509
17,414,701		FNMA	5.500	12/01/41	20,021
268,276	h	FNMA	4.500	01/01/42	296
2,528,491		FNMA	3.500	02/01/42	2,671
290,818	h	FNMA	4.500	04/01/42	321
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,538,336		FNMA	4.500%	04/01/42	$3,876
321,185	h	FNMA	4.500	06/01/42	355
250,540	h	FNMA	4.500	07/01/42	278
11,951,341		FNMA	3.000	10/01/42	12,252
212,275		FNMA	3.000	10/01/42	218
214,342		FNMA	3.000	10/01/42	220
552,157		FNMA	3.000	11/01/42	566
318,102		FNMA	3.000	12/01/42	326
37,795		FNMA	3.000	12/01/42	39
9,033,193		FNMA	3.000	01/01/43	9,259
4,130,153		FNMA	3.000	01/01/43	4,231
11,322,980		FNMA	3.000	02/01/43	11,606
5,334,917		FNMA	3.000	02/01/43	5,468
607,495		FNMA	3.000	02/01/43	622
139,067		FNMA	3.000	02/01/43	143
3,262,850		FNMA	3.500	02/01/43	3,462
150,329		FNMA	3.000	03/01/43	154
720,873		FNMA	3.000	03/01/43	738
249,423		FNMA	3.000	03/01/43	255
132,666		FNMA	3.000	03/01/43	136
14,462		FNMA	3.000	04/01/43	15
71,042		FNMA	3.000	04/01/43	73
211,955		FNMA	3.000	04/01/43	217
54,411		FNMA	3.000	04/01/43	56
150,649		FNMA	3.000	04/01/43	154
163,033		FNMA	3.000	04/01/43	167
318,002		FNMA	3.000	04/01/43	326
344,295		FNMA	3.000	04/01/43	353
191,747		FNMA	3.000	04/01/43	196
4,979,459		FNMA	3.000	05/01/43	5,102
521,779		FNMA	3.500	05/01/43	554
875,328		FNMA	3.500	05/01/43	929
2,305,856		FNMA	3.500	06/01/43	2,447
1,100,355		FNMA	3.500	06/01/43	1,168
425,433		FNMA	3.500	06/01/43	451
876,854		FNMA	3.500	06/01/43	930
527,366		FNMA	3.500	06/01/43	560
1,121,844		FNMA	3.500	06/01/43	1,190
3,045,248		FNMA	3.500	07/01/43	3,231
1,454,367		FNMA	3.500	07/01/43	1,543
14,044,674		FNMA	4.000	11/01/43	15,320
3,003,353		FNMA	4.000	02/25/44	3,209
5,422,249		FNMA	4.000	04/01/44	5,917
126,000		FNMA	4.500	05/01/44	141
3,429,417		FNMA	4.000	06/01/44	3,742
2,566,251		FNMA	4.000	06/01/44	2,800
1,453,703		FNMA	4.500	06/01/44	1,628
13,201,100		FNMA	4.500	06/01/44	14,785
2,554,226		FNMA	4.500	06/01/44	2,861
975,308		FNMA	4.000	07/01/44	1,064
2,437,636		FNMA	4.000	07/01/44	2,659
2,976,420		FNMA	4.000	08/01/44	3,247
1,210,967	h	FNMA	4.000	08/01/44	1,321
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,440,931	h	FNMA	4.000%	08/01/44	$4,845
8,144,813	h	FNMA	4.000	08/01/44	8,886
3,020,373		FNMA	4.500	08/01/44	3,383
712,380		FNMA	4.000	09/01/44	777
840,747	h	FNMA	4.000	09/01/44	917
1,152,894		FNMA	3.500	10/01/44	1,224
828,073		FNMA	3.500	10/01/44	879
4,479,071		FNMA	4.000	10/01/44	4,887
7,059,197		FNMA	4.500	10/01/44	7,906
14,491,946		FNMA	4.500	11/01/44	16,229
2,604,851		FNMA	4.000	12/01/44	2,833
3,282,127		FNMA	4.000	12/01/44	3,570
2,975,432		FNMA	4.500	12/01/44	3,333
3,062,694		FNMA	4.000	01/01/45	3,342
402,955	h	FNMA	3.500	03/01/45	427
661,779	h	FNMA	3.500	03/01/45	700
855,647		FNMA	4.500	03/01/45	959
18,000,000	h	FNMA	3.000	04/25/45	18,405
13,000,000	h	FNMA	3.500	04/25/45	13,658
28,000,000	h	FNMA	4.000	04/25/45	29,940
21,000,000	h	FNMA	5.000	04/25/45	23,352
11,000,000	h	FNMA	3.000	05/25/45	11,221
78,000,000	h	FNMA	3.500	05/25/45	81,748
23,000,000	h	FNMA	4.000	05/25/45	24,554
63,000,000	h	FNMA	4.500	05/25/45	68,561
19,000,000	h	FNMA	5.000	05/25/45	21,100
24,000,000	h	FNMA	3.500	06/25/45	25,094
16,000,000	h	FNMA	4.000	06/25/45	17,051
10,000,000	h	FNMA	4.500	06/25/45	10,863
11,054		Government National Mortgage Association (GNMA)	9.000	12/15/17	12
4,342,392		GNMA	2.300	10/15/19	4,421
8,496		GNMA	8.000	06/15/22	9
22,305		GNMA	6.500	08/15/23	25
8,638		GNMA	6.500	08/15/23	10
7,239,733		GNMA	2.580	08/15/25	7,444
107,190		GNMA	6.500	05/20/31	130
9,181,181		GNMA	2.640	01/15/33	9,188
12,841,942		GNMA	2.690	06/15/33	13,075
259,688		GNMA	5.500	07/15/33	293
154,906		GNMA	6.000	10/20/36	178
162,030		GNMA	6.000	01/20/37	186
565,831		GNMA	5.500	02/15/37	641
877,446		GNMA	6.000	02/20/37	1,006
410,760		GNMA	5.000	04/15/38	458
299,757		GNMA	6.000	08/20/38	340
610,827		GNMA	6.500	11/20/38	704
588,967		GNMA	5.000	07/20/39	661
4,718,613		GNMA	4.500	09/20/39	5,291
4,722,764		GNMA	3.500	07/15/43	5,030
1,048,278		GNMA	3.500	02/15/45	1,117
31,000,000	h	GNMA	3.000	04/15/45	31,906
29,000,000	h	GNMA	3.000	04/20/45	29,870
51,000,000	h	GNMA	3.500	04/20/45	53,669
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$26,000,000	h	GNMA	4.000%	04/20/45	$27,710
7,000,000	h	GNMA	5.000	04/20/45	7,655
40,000,000	h	GNMA	3.500	05/20/45	41,984
9,000,000	h	GNMA	4.000	05/20/45	9,580
		TOTAL MORTGAGE BACKED			1,157,494

MUNICIPAL BONDS - 3.4%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,415
1,090,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	1,089
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,799
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,649
675,000		California Earthquake Authority	1.194	07/01/16	675
7,465,000		California Earthquake Authority	2.805	07/01/19	7,584
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,491
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,367
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,603
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,742
1,215,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,230
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,424
4,000,000		City of Dallas, TX	5.078	02/15/22	4,662
1,500,000		City of Dallas, TX	5.195	02/15/35	1,767
760,000		City of Eugene, OR	6.320	08/01/22	890
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,943
10,095,000		City of Houston TX Utility System Revenue	2.923	05/15/21	10,541
1,615,000		City of Jersey City NJ	1.192	09/01/15	1,615
2,200,000		City of Jersey City NJ	1.509	09/01/16	2,202
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,179
500,000		City of Jersey City NJ	2.079	09/01/18	499
925,000		City of Jersey City NJ	2.423	09/01/19	925
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	1,007
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,154
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,322
24,000,000		Commonwealth of Massachusetts	5.000	08/01/33	27,821
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	6,348
755,000		County of Mercer, NJ	5.380	02/01/17	775
23,500,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	28,335
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,756
4,600,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	4,950
9,750,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	9,810
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,212
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,120
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,302
4,135,000		Greene County OH	2.720	12/01/21	4,174
4,365,000		Greene County OH	3.120	12/01/23	4,407
4,615,000		Greene County OH	3.270	12/01/24	4,648
4,755,000		Greene County OH	3.420	12/01/25	4,787
1,700,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,931
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	992
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,354
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	553
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,553
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$530,000		Massachusetts Housing Finance Agency	1.306%	06/01/16	$531
285,000		Massachusetts Housing Finance Agency	1.776	06/01/17	286
4,960,000		Massachusetts Housing Finance Agency	4.782	12/01/20	5,091
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	6,419
3,500,000		Metropolitan Council	1.750	09/01/20	3,482
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,062
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,777
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	760
1,590,000		Michigan Finance Authority	5.000	07/01/16	1,666
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,444
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,312
500,000		Michigan Finance Authority	5.000	07/01/22	571
515,000		Michigan Finance Authority	5.000	07/01/29	569
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,752
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,194
1,130,000		New York State Energy Research & Development Authority	1.028	07/01/16	1,127
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,620
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,323
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,674
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,200
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,232
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,279
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,249
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	509
800,000		New York State Environmental Facilities Corp	5.807	06/15/39	1,061
2,475,000		New York State Urban Development Corp	6.500	12/15/18	2,713
2,230,000		Newport News Economic Development Authority	5.640	01/15/29	2,303
270,000		Newport News Economic Development Authority	5.640	01/15/29	276
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,266
4,750,000		Northern California Power Agency	4.320	07/01/24	5,128
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,863
635,000		Oklahoma Water Resources Board	2.444	04/01/20	650
700,000		Oklahoma Water Resources Board	3.071	04/01/22	733
1,220,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	1,220
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,007
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,013
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	1,010
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,097
1,900,000		South Dakota Conservancy District	0.712	08/01/15	1,901
1,000,000		South Dakota Conservancy District	1.620	08/01/18	1,001
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,345
38,830,000		State of California	3.750	10/01/37	39,608
7,050,000		State of California	4.988	04/01/39	7,566
5,000,000		State of Connecticut	5.090	10/01/30	5,794
5,570,000		State of Illinois	4.350	06/01/18	5,820
9,000,000		State of Illinois	5.520	04/01/38	8,868
4,505,000		State of Michigan	3.375	12/01/20	4,780
4,405,000		State of Michigan	3.590	12/01/26	4,580
2,500,000		State of Ohio	5.412	09/01/28	3,073
3,265,000		State of Texas	4.900	08/01/20	3,304
5,000,000		State of Texas	6.072	10/01/29	5,874
2,025,000		State of Texas	3.576	08/01/34	2,012
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,370,000		State of Texas	3.726%	08/01/43	$3,417
1,985,000		State of Washington	5.050	01/01/18	1,994
3,000		State of Wisconsin	5.700	05/01/26	4
23,480,000		Suffolk County Water Authority	3.500	06/01/39	23,571
2,280,000		Tampa Bay Water	2.612	10/01/25	2,259
3,225,000		Tampa Bay Water	2.782	10/01/26	3,203
3,000,000		Tampa Bay Water	2.952	10/01/27	2,973
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	5,974
3,035,000		University of California	3.809	05/15/28	3,089
11,400,000		University of California	4.009	05/15/30	11,609
6,500,000	i	University of California	0.672	07/01/41	6,500
1,000,000		University of Cincinnati	3.250	06/01/29	1,003
1,560,000		University of Cincinnati	3.650	06/01/34	1,568
1,615,000		University of Cincinnati	3.700	06/01/35	1,625
17,500,000	h	University of Virginia	3.570	04/01/45	17,809
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,188
600,000		West Virginia Water Development Authority	5.000	11/01/21	715
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,618
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,215
		TOTAL MUNICIPAL BONDS			487,931

U.S. TREASURY SECURITIES - 3.0%
6,000,000		United States Treasury Bond	3.125	02/15/43	6,698
50,000,000		United States Treasury Bond	2.875	05/15/43	53,309
1,000,000		United States Treasury Bond	3.375	05/15/44	1,172
32,420,000		United States Treasury Bond	3.000	11/15/44	35,528
3,131,000		United States Treasury Note	2.500	04/30/15	3,137
7,565,000		United States Treasury Note	0.250	12/31/15	7,566
2,000,000		United States Treasury Note	0.625	07/15/16	2,006
2,200,000		United States Treasury Note	0.500	11/30/16	2,201
17,190,000		United States Treasury Note	0.500	02/28/17	17,176
42,650,000		United States Treasury Note	1.000	03/15/18	42,800
4,230,000		United States Treasury Note	1.625	04/30/19	4,299
44,880,000		United States Treasury Note	1.625	06/30/19	45,578
143,545,000		United States Treasury Note	1.375	02/29/20	143,590
12,234,500		United States Treasury Note	1.625	11/15/22	12,115
55,293,000		United States Treasury Note	2.000	02/15/25	55,643
		TOTAL U.S. TREASURY SECURITIES			432,818

		TOTAL GOVERNMENT BONDS			3,413,888
		(Cost $3,315,191)

STRUCTURED ASSETS - 2.6%

ASSET BACKED - 1.4%
12,849,112	g	Alterna Funding I LLC	1.639	02/15/21	12,865
		Series - 2014 1A (Class NOTE)
1,354,617	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	1,348
		Series - 2005 HE7 (Class M2)
1,250,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	1,256
		Series - 2010 3A (Class B)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,622
		Series - 2010 5A (Class B)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	4,064
		Series - 2011 5A (Class C)
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720%	02/20/18	$4,183
		Series - 2011 5A (Class B)
472,452	i	Bear Stearns Asset Backed Securities Trust	0.914	11/25/39	468
		Series - 2005 SD3 (Class 2A1)
900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	899
		Series - 2013 1 (Class B)
975,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	979
		Series - 2013 1 (Class C)
4,000,000	g	Capital Automotive REIT	3.660	10/15/44	4,046
		Series - 2014 1A (Class A)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.029	06/25/34	3,248
		Series - 2004 OPT1 (Class M1)
12,323,923	i	Connecticut Avenue Securities	1.674	02/25/25	12,408
		Series - 2015 C01 (Class 1M1)
6,000,000	g	DB Master Finance LLC	3.262	02/20/45	6,057
		Series - 2015 1A (Class A2I)
1,715,000	g,i	DB/UBS Mortgage Trust	5.558	11/10/46	1,946
		Series - 2011 LC1A (Class C)
12,561,250	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	13,060
		Series - 2012 1A (Class A2)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,504
		Series - 2011 A (Class D)
4,347,940	g	HERO Funding Trust	3.990	09/21/40	4,344
		Series - 2014 2A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	555
		Series - 2010 1A (Class B3)
1,675,076	i	Lehman XS Trust	0.424	02/25/36	1,591
		Series - 2006 1 (Class 1A1)
4,913,646	i	Lehman XS Trust	6.500	06/25/46	3,840
		Series - 2006 13 (Class 2A1)
1,188,931	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.694	01/25/36	1,183
		Series - 2005 WCH1 (Class M2)
342,262	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	353
		Series - 2003 RZ5 (Class A7)
198,212	i	Residential Asset Securities Corp	0.819	04/25/35	198
		Series - 2005 KS3 (Class M3)
945,157		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	948
		Series - 2006 HI5 (Class A3)
594,980	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	597
		Series - 2006 HI1 (Class M1)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	208
		Series - 2006 HI1 (Class M2)
3,800,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	3,813
		Series - 2013 1 (Class C)
473,920	i	Securitized Asset Backed Receivables LLC	0.474	10/25/35	467
		Series - 2006 OP1 (Class A2C)
1,896,897	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	1,926
		Series - 2012 2A (Class B)
1,441,716	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	1,440
		Series - 2013 1A (Class A)
4,045,000	g	SLM Student Loan Trust	3.740	02/15/29	4,262
		Series - 2011 B (Class A2)
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$6,688,332	g	SolarCity LMC	4.590%	04/20/44	$7,023
		Series - 2014 1 (Class A)
29,813,244	g	SolarCity LMC	4.020	07/20/44	30,391
		Series - 2014 2 (Class A)
471,911	i	Soundview Home Equity Loan Trust	0.474	11/25/35	469
		Series - 2005 OPT3 (Class A4)
13,650,885	g	SpringCastle America Funding LLC	2.700	05/25/23	13,685
		Series - 2014 AA (Class A)
6,321,856	i	Structured Asset Securities Corp Mortgage Loan Trust	1.672	04/25/35	6,000
		Series - 2005 7XS (Class 2A1A)
13,624,441		Toyota Auto Receivables Owner Trust	0.410	08/15/16	13,622
		Series - 2014 A (Class A2)
24,000,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	23,986
		Series - 2014 A (Class A3)
549,181	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	559
		Series - 2006 N1 (Class N1)
699,841	g,i	Wachovia Loan Trust	0.534	05/25/35	679
		Series - 2005 SD1 (Class A)
214,947	i	Wells Fargo Home Equity Trust	0.314	07/25/36	214
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			195,306

OTHER MORTGAGE BACKED - 1.2%
3,050,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,201
		Series - 2007 1 (Class AM)
5,416,386	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,644
		Series - 2007 1 (Class AMFX)
2,590,000	i	Bear Stearns Commercial Mortgage Securities	5.954	09/11/42	2,798
		Series - 2007 T28 (Class AJ)
2,500,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	2,593
		Series - 2007 PW17 (Class AJ)
1,225,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,268
		Series - 2006 C4 (Class AJ)
2,575,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	2,779
		Series - 2007 C3 (Class AM)
3,925,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	4,087
		Series - 2007 C3 (Class AJ)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	2,941
		Series - 2007 C2 (Class AMFX)
4,000,000	i	COMM 2007-C9 Mortgage Trust	5.796	12/10/49	4,220
		Series - 2007 C9 (Class B)
5,265,000	i	Commercial Mortgage Trust	5.238	04/10/37	5,298
		Series - 2005 GG5 (Class AJ)
938,454		Countrywide Alternative Loan Trust	5.500	08/25/16	959
		Series - 2004 30CB (Class 1A15)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,574
		Series - 2006 C5 (Class AM)
4,200,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	4,410
		Series - 2007 C2 (Class AJ)
280,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	283
		Series - 2005 C5 (Class C)
3,500,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	3,562
		Series - 2005 C6 (Class B)
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,000,000	g	Credit Suisse Mortgage Capital Certificates	5.626%	05/15/23	$2,286
		Series - 2006 OMA (Class D)
3,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	3,605
		Series - 2009 RR1 (Class A3C)
850,196	g,i	Credit Suisse Seasoned Loan Trust	0.414	10/25/34	838
		Series - 2006 1 (Class A)
500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	526
		Series - 2007 C1 (Class AM)
2,535,000	g,i	GS Mortgage Securities Corp II	5.223	12/10/43	2,857
		Series - 2010 C2 (Class B)
500,000	i	GS Mortgage Securities Trust	5.553	04/10/38	507
		Series - 2006 GG6 (Class B)
1,397,905	i	Harborview Mortgage Loan Trust	0.398	07/19/47	1,166
		Series - 2007 4 (Class 2A1)
799,375	i	Impac CMB Trust	0.834	03/25/35	730
		Series - 2004 11 (Class 2A1)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.277	07/15/46	3,377
		Series - 2011 C4 (Class C)
3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,795
		Series - 2005 LDP2 (Class C)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.568	02/15/46	2,185
		Series - 2011 C3 (Class E)
11,822,439		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	12,315
		Series - 2006 LDP9 (Class A1A)
2,639,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,868
		Series - 2007 LD12 (Class AM)
2,500,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	2,608
		Series - 2007 C1 (Class AJ)
700,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	708
		Series - 2007 C1 (Class C)
3,390,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	3,331
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	812
		Series - 2007 C6 (Class AM)
275,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	278
		Series - 2005 C5 (Class AJ)
645,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	708
		Series - 0 C1 (Class AJA)
2,750,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	2,855
		Series - 2007 6 (Class AM)
2,111,000	i	Morgan Stanley Capital I	5.834	10/15/42	2,183
		Series - 2006 IQ11 (Class AJ)
855,000	g,i	Morgan Stanley Capital I Trust	5.877	08/12/41	889
		Series - 2006 T23 (Class B)
3,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	3,095
		Series - 2006 HQ10 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	1,000
		Series - 2005 HQ6 (Class F)
710,000	g,i	Morgan Stanley Capital I Trust	5.252	09/15/47	780
		Series - 2011 C1 (Class D)
600,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	595
		Series - 2007 IQ15 (Class AJ)
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$8,244,000	g	OBP Depositor LLC Trust	4.646%	07/15/45	$9,255
		Series - 2010 OBP (Class A)
282,726		Residential Accredit Loans, Inc	4.350	03/25/34	286
		Series - 2004 QS4 (Class A1)
204,553		RFMSI Trust	5.500	03/25/35	207
		Series - 2005 S2 (Class A6)
683,457	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	692
		Series - 2012 1A (Class A)
629,719	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	632
		Series - 0 2A (Class A)
3,951,175	i	Structured Agency Credit Risk Debt Note (STACR)	1.424	01/25/25	3,959
		Series - 2015 DN1 (Class M1)
7,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.574	01/25/25	7,480
		Series - 2015 DN1 (Class M2)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.373	03/25/25	10,013
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.973	03/25/25	747
		Series - 2015 HQ1 (Class M3)
5,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.377	12/15/43	4,818
		Series - 2007 C30 (Class AMFL)
4,585,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,862
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	964
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.947	05/15/46	1,792
		Series - 2007 C34 (Class AJ)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,109
		Series - 2007 C31 (Class AM)
1,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	1,563
		Series - 2007 C31 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	1,011
		Series - 2007 C31 (Class B)
4,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	4,300
		Series - 2007 C32 (Class AMFX)
6,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	6,968
		Series - 2007 C32 (Class AJ)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	816
		Series - 2007 C32 (Class B)
510,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	553
		Series - 2007 C33 (Class AM)
6,594,700	i	WaMu Mortgage Pass-Through Certificates	0.604	10/25/45	5,911
		Series - 2005 AR13 (Class A1B2)
2,429,428	i	WaMu Mortgage Pass-Through Certificates	0.524	12/25/45	2,229
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			173,681

		TOTAL STRUCTURED ASSETS			368,987
		(Cost $365,229)

		TOTAL BONDS			5,635,659
		(Cost $5,474,356)
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 59.6%

AUTOMOBILES & COMPONENTS - 1.7%
67,500		Aisin Seiki Co Ltd	$2,447
127,203		Bayerische Motoren Werke AG.	15,841
58,860		Bayerische Motoren Werke AG. (Preference)	5,437
6,602		Delphi Automotive plc	526
133,000		Denso Corp	6,063
897	*,e	Dorman Products, Inc	45
3,117,967		Ford Motor Co	50,324
161,000		Fuji Heavy Industries Ltd	5,345
315,021		GKN plc	1,671
236,929		Harley-Davidson, Inc	14,391
384,280	e	Honda Motor Co Ltd	12,544
755,892		Johnson Controls, Inc	38,127
75,202		Magna International, Inc (Class A)	4,020
66,800		Mazda Motor Corp	1,353
25,400		Mitsubishi Motors Corp	229
59,514	*	Modine Manufacturing Co	802
910,900		Nissan Motor Co Ltd	9,264
20,786		Pirelli & C S.p.A.	344
109,499		Renault S.A.	9,946
9,200		Stanley Electric Co Ltd	208
78,492	*	Tenneco, Inc	4,507
113,370	*,e	Tesla Motors, Inc	21,401
78,900		Toyota Industries Corp	4,513
72,214		Volkswagen AG. (Preference)	19,151
96,100		Yamaha Motor Co Ltd	2,315
		TOTAL AUTOMOBILES & COMPONENTS	230,814

BANKS - 3.5%
1,142		Arrow Financial Corp	31
51,058		Associated Banc-Corp	950
4,424		Astoria Financial Corp	57
578,039		Australia & New Zealand Banking Group Ltd	16,081
3,630,517		Banca Intesa S.p.A.	12,322
1,800,950		Banco Bilbao Vizcaya Argentaria S.A.	18,189
21,859		Bank Mutual Corp	160
25,289	e	Bank of Hawaii Corp	1,548
95,743		Bank of Montreal	5,738
225,482		Bank of Nova Scotia	11,312
3,264		Bank of the Ozarks, Inc	121
3,813		Banner Corp	175
971,529		BB&T Corp	37,880
10,404		BBCN Bancorp, Inc	151
4,422		Bendigo Bank Ltd	42
1,202	*	Beneficial Bancorp, Inc	14
20,397		Boston Private Financial Holdings, Inc	248
4,200	e	Canadian Imperial Bank of Commerce/Canada	304
7,221		Capitol Federal Financial	90
3,360		Cathay General Bancorp	96
5,743		Centerstate Banks of Florida, Inc	68
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
117,573		CIT Group, Inc	$5,305
3,804		CoBiz, Inc	47
2,120	e	Columbia Banking System, Inc	61
165,930		Comerica, Inc	7,488
1,336		Commerce Bancshares, Inc	57
317,627		Commonwealth Bank of Australia	22,529
3,936		Community Bank System, Inc	139
667,676		Criteria CaixaBank S.A.	3,166
9,127		Cullen/Frost Bankers, Inc	631
66,896		DNB NOR Holding ASA	1,074
10,051		East West Bancorp, Inc	407
10,260		Federal Agricultural Mortgage Corp (Class C)	289
2,018		First Bancorp (NC)	35
451		First Citizens Bancshares, Inc (Class A)	117
23,976		First Commonwealth Financial Corp	216
12,098		First Interstate Bancsystem, Inc	337
3,693		First Merchants Corp	87
16,186		FNB Corp	213
2,590		Glacier Bancorp, Inc	65
5,441		Hancock Holding Co	162
456,100		Hang Seng Bank Ltd	8,255
1,267		Heartland Financial USA, Inc	41
4,825		HomeStreet, Inc	88
3,864,803		HSBC Holdings plc	32,934
9,593		IBERIABANK Corp	605
1,147		International Bancshares Corp	30
20,614		Investors Bancorp, Inc	242
157,487	*	KBC Groep NV	9,733
1,625,945		Keycorp	23,023
21,058		Lakeland Bancorp, Inc	242
269,235		M&T Bank Corp	34,193
1,800		MB Financial, Inc	56
61,360	*	MGIC Investment Corp	591
5,080,200		Mizuho Financial Group, Inc	8,928
512,380		National Australia Bank Ltd	15,000
6,490		National Penn Bancshares, Inc	70
996,789		Natixis	7,467
1,500		NBT Bancorp, Inc	38
145,456	e	New York Community Bancorp, Inc	2,433
644,338	e	Nordea Bank AB	7,848
11,094		Northfield Bancorp, Inc	164
32,902		OFG Bancorp	537
19,938		Old National Bancorp	283
22,911		PacWest Bancorp	1,074
4,182		Peoples Bancorp, Inc	99
2,728		People’s United Financial, Inc	41
2,500		Pinnacle Financial Partners, Inc	111
497,059		PNC Financial Services Group, Inc	46,346
87,691	*	Popular, Inc	3,016
20,422		PrivateBancorp, Inc	718
53,363		Provident Financial Services, Inc	995
344,341	e	Radian Group, Inc	5,782
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
155,400		Resona Holdings, Inc	$771
277,939	e	Royal Bank of Canada (Toronto)	16,731
1,000		S&T Bancorp, Inc	28
3,487	*	Signature Bank	452
176,421		Skandinaviska Enskilda Banken AB (Class A)	2,059
2,200	e	Southside Bancshares, Inc	63
712,000		Standard Chartered plc	11,532
282,300	e	Sumitomo Mitsui Financial Group, Inc	10,813
16,927		Susquehanna Bancshares, Inc	232
28,454	*	SVB Financial Group	3,615
45,092	*,e	Swedbank AB (A Shares)	1,077
800	*	Texas Capital Bancshares, Inc	39
26,435	*	The Bancorp, Inc	239
362,243		Toronto-Dominion Bank	15,504
1,700		Trustmark Corp	41
5,465		UMB Financial Corp	289
3,150	e	Umpqua Holdings Corp	54
2,479	e	Union Bankshares Corp	55
10,908	e	United Bankshares, Inc	410
5,569		United Financial Bancorp, Inc (New)	69
1,242,204		US Bancorp	54,247
10,727	*	Walker & Dunlop, Inc	190
13,956		Webster Financial Corp	517
3,652		WesBanco, Inc	119
5,233	e	Westamerica Bancorporation	226
5,690	*	Western Alliance Bancorp	169
699,443		Westpac Banking Corp	20,907
16,588		Wilshire Bancorp, Inc	165
1,110		Wintrust Financial Corp	53
37,356		Zions Bancorporation	1,009
		TOTAL BANKS	500,660

CAPITAL GOODS - 4.0%
389,491		3M Co	64,247
6,541		A.O. Smith Corp	430
5,085		Acuity Brands, Inc	855
19,102	*	Aerovironment, Inc	506
75,930		Alfa Laval AB	1,491
343,898		Ametek, Inc	18,068
56,219	*	ArvinMeritor, Inc	709
368,000		Asahi Glass Co Ltd	2,410
43,724		Assa Abloy AB (Class B)	2,605
7,416		Astec Industries, Inc	318
153,909		Atlas Copco AB (A Shares)	4,983
135,146		Atlas Copco AB (B Shares)	3,991
116,424		Barnes Group, Inc	4,714
2,120	*	Beacon Roofing Supply, Inc	66
106,747		Bouygues S.A.	4,191
29,997		Briggs & Stratton Corp	616
129,357	*	Builders FirstSource, Inc	863
240,831		Bunzl plc	6,529
8,451	*	CAI International, Inc	208
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
313,517		Caterpillar, Inc	$25,091
4,279	*	Chart Industries, Inc	150
454,694		CNH Industrial NV	3,726
10,768	*	Colfax Corp	514
199,560		Compagnie de Saint-Gobain	8,762
210,677		Cummins, Inc	29,208
46,600		Daikin Industries Ltd	3,115
562,626		Danaher Corp	47,767
238,986	e	Deere & Co	20,957
343,132		Eaton Corp	23,312
4,941		EMCOR Group, Inc	230
4,487		EnerSys	288
57,327	*,e	Enphase Energy, Inc	756
19,159	*	Esterline Technologies Corp	2,192
153,282	e	Fastenal Co	6,351
96,743		Ferrovial S.A.	2,057
6,133		Fluor Corp	351
2,893		Fortune Brands Home & Security, Inc	137
34,652	*	Furmanite Corp	273
21,353		GEA Group AG.	1,027
11,801		Geberit AG.	4,416
64,204		Graco, Inc	4,633
1,400		H&E Equipment Services, Inc	35
14,756		Hexcel Corp	759
32,600	e	Hitachi Construction Machinery Co Ltd	569
423,645		Illinois Tool Works, Inc	41,153
133,866		Ingersoll-Rand plc	9,114
500	*	Jacobs Engineering Group, Inc	23
25,600		JTEKT Corp	399
92,000		Kawasaki Heavy Industries Ltd	464
324,000		Keppel Corp Ltd	2,123
213,800		Komatsu Ltd	4,191
331,267		Koninklijke Philips Electronics NV	9,398
320,000		Kubota Corp	5,056
15,826		Legrand S.A.	857
24,514		Lincoln Electric Holdings, Inc	1,603
15,600	e	Makita Corp	808
463,592		Masco Corp	12,378
31,361		Meggitt plc	255
1,101	*	Middleby Corp	113
561,200	e	Mitsubishi Corp	11,277
505,000		Mitsubishi Electric Corp	5,995
2,049	*	MYR Group, Inc	64
83,000		NGK Insulators Ltd	1,769
96,264		Nordson Corp	7,541
86,000		NSK Ltd	1,255
165,398		Owens Corning, Inc	7,178
287,127		Paccar, Inc	18,129
3,296		Pall Corp	331
34,256		Parker Hannifin Corp	4,069
105,836		Pentair plc	6,656
43,401	*	Polypore International, Inc	2,556
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
168,034		Precision Castparts Corp	$35,287
118,919	*	Quanta Services, Inc	3,393
29,393		Rockwell Automation, Inc	3,409
27,621		Rockwell Collins, Inc	2,667
36,615		Roper Industries, Inc	6,298
3,300	*	Rush Enterprises, Inc (Class A)	90
236,880		Sandvik AB	2,653
194,873		Schneider Electric S.A.	15,165
98,000		Shimizu Corp	663
43,110		Skanska AB (B Shares)	967
42,500	e	SKF AB (B Shares)	1,097
69,349		Smiths Group plc	1,147
15,061	*	Sulzer AG.	1,653
161,300		Sumitomo Electric Industries Ltd	2,114
5,435	e	TAL International Group, Inc	221
44,909		Tennant Co	2,936
29,247	*,e	The ExOne Company	399
18,487		Timken Co	779
8,405	*,e	Titan Machinery, Inc	112
6,400		Toyota Tsusho Corp	169
44,059		Travis Perkins plc	1,272
38,902	*	United Rentals, Inc	3,546
49,198		Vallourec	1,201
47,030	*	Vestas Wind Systems AS	1,939
190,142		Vinci S.A.	10,864
436,090		Volvo AB (B Shares)	5,278
25,258	*	Wabash National Corp	356
121,923		Wolseley plc	7,206
20,710		Woodward Governor Co	1,057
		TOTAL CAPITAL GOODS	573,169

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,604		ABM Industries, Inc	83
29,936	e	Acacia Research (Acacia Technologies)	320
268,721	*	ACCO Brands Corp	2,233
13,967		Aggreko plc	316
205,697		Brambles Ltd	1,799
11,200		Bureau Veritas S.A.	240
120,569		Capita Group plc	1,993
19,200	*,e	CBIZ, Inc	179
7,593		CDI Corp	107
2,394	*	Copart, Inc	90
9,841		Corporate Executive Board Co	786
218,000	e	Dai Nippon Printing Co Ltd	2,118
24,020		Deluxe Corp	1,664
82,626		Dun & Bradstreet Corp	10,606
22,336		Equifax, Inc	2,077
2,000		Heidrick & Struggles International, Inc	49
6,421		HNI Corp	354
9,308	*	IHS, Inc (Class A)	1,059
10,384	*	Innerworkings, Inc	70
19,643		Interface, Inc	408
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
7,700		Intertek Group plc	$285
1,800		Kelly Services, Inc (Class A)	31
29,712		Manpower, Inc	2,560
3,562	*	Mistras Group, Inc	69
2,100		Mobile Mini, Inc	90
13,621	*	Navigant Consulting, Inc	177
1,000	*	On Assignment, Inc	38
109,843		R.R. Donnelley & Sons Co	2,108
2,311		Resources Connection, Inc	40
162,118		Robert Half International, Inc	9,811
16,303	*	RPX Corp	235
58,400		Secom Co Ltd	3,895
472		SGS S.A.	900
400		Societe BIC S.A.	57
1,544	*	SP Plus Corp	34
27,563		Tetra Tech, Inc	662
179,000	e	Toppan Printing Co Ltd	1,377
4,561		Viad Corp	127
16,675		Waste Management, Inc	904
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	49,951

CONSUMER DURABLES & APPAREL - 0.7%
30,934		Adidas-Salomon AG.	2,443
8,236	*	Black Diamond, Inc	78
32,738		Callaway Golf Co	312
38,726		Christian Dior S.A.	7,289
1,447		CSS Industries, Inc	43
24,000	e	Electrolux AB (Series B)	686
7,187		Ethan Allen Interiors, Inc	199
23,400		Gildan Activewear, Inc	690
596,700		Matsushita Electric Industrial Co Ltd	7,836
504,012		Mattel, Inc	11,517
7,456	*	Meritage Homes Corp	363
9,802	*	Mohawk Industries, Inc	1,821
23,800		Movado Group, Inc	679
1,373		Nacco Industries, Inc (Class A)	73
522,222		Nike, Inc (Class B)	52,394
126,600	e	Nikon Corp	1,697
11,961		Oxford Industries, Inc	902
28,027		Pandora AS	2,552
27,543		Ryland Group, Inc	1,342
50,000		Sekisui Chemical Co Ltd	649
96,000		Sekisui House Ltd	1,394
141,000	*,e	Sharp Corp	276
254,300		Sony Corp	6,801
27,906	*	Under Armour, Inc (Class A)	2,253
4,500	*	Unifi, Inc	162
39,656		VF Corp	2,986
306,000		Yue Yuen Industrial Holdings	1,083
		TOTAL CONSUMER DURABLES & APPAREL	108,520
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
CONSUMER SERVICES - 1.5%
79,580		Accor S.A.	$4,150
30,700	e	Benesse Corp	966
1,289	e	Bob Evans Farms, Inc	60
25,421		Brinker International, Inc	1,565
18,789	*	Chipotle Mexican Grill, Inc (Class A)	12,223
74,916		Choice Hotels International, Inc	4,800
91,310		Darden Restaurants, Inc	6,331
1,346		DineEquity, Inc	144
13,470		Domino’s Pizza, Inc	1,354
7,832		Dunkin Brands Group, Inc	373
67,720		InterContinental Hotels Group plc	2,641
373,655		Marriott International, Inc (Class A)	30,012
620,601		McDonald’s Corp	60,471
444,431	*,e	MGM Mirage	9,346
62,800		Oriental Land Co Ltd	4,755
10,604	*	Popeyes Louisiana Kitchen, Inc	634
15,664	*	Restaurant Brands International, Inc (Toronto)	601
33,974		Royal Caribbean Cruises Ltd	2,781
142,513	*	Ruby Tuesday, Inc	857
29,578		Sonic Corp	938
572,988		Starbucks Corp	54,262
89,319		Starwood Hotels & Resorts Worldwide, Inc	7,458
10,000	*,e	Weight Watchers International, Inc	70
55,470		Whitbread plc	4,307
253,012		William Hill plc	1,389
		TOTAL CONSUMER SERVICES	212,488

DIVERSIFIED FINANCIALS - 3.3%
780,959		3i Group plc	5,580
358,183		Aberdeen Asset Management plc	2,437
4,200	e	AEON Financial Service Co Ltd	106
623,104		American Express Co	48,677
1,138,136		Bank of New York Mellon Corp	45,799
118,823		BlackRock, Inc	43,470
1,389,384		Charles Schwab Corp	42,293
310,655		CME Group, Inc	29,422
1,362		Cohen & Steers, Inc	56
3,344	*	Credit Acceptance Corp	652
69,415		Deutsche Boerse AG.	5,665
623,742		Discover Financial Services	35,148
17,718		Eurazeo	1,214
130,529		Exor S.p.A.	5,921
534,617		Franklin Resources, Inc	27,437
24,115	*	Green Dot Corp	384
474,920		Hong Kong Exchanges and Clearing Ltd	11,641
551,827	*	ING Groep NV	8,083
117,066		IntercontinentalExchange Group, Inc	27,308
507,177		Invesco Ltd	20,130
800,553		Investec plc	6,639
3,030	*	Investment Technology Group, Inc	92
61,166		Janus Capital Group, Inc	1,051
60,728		Kinnevik Investment AB (Series B)	2,027
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
62,663		Legg Mason, Inc	$3,459
87,101		London Stock Exchange Group plc	3,168
336,200		Mitsubishi UFJ Lease & Finance Co Ltd	1,661
76,231		NASDAQ OMX Group, Inc	3,883
10,345		Nelnet, Inc (Class A)	490
513,669		Northern Trust Corp	35,777
22,527	*,e	PHH Corp	545
5,879	*	Pico Holdings, Inc	95
10,635	*	Safeguard Scientifics, Inc	192
84,965		Schroders plc	4,025
431,029		State Street Corp	31,694
209,897		T Rowe Price Group, Inc	16,997
3,000		TD Ameritrade Holding Corp	112
4,007		Wendel	478
		TOTAL DIVERSIFIED FINANCIALS	473,808

ENERGY - 4.2%
5,495	e	AltaGas Income Trust	183
52,019		AMEC plc	696
337,903		Apache Corp	20,386
7,320	*,e	Approach Resources, Inc	48
78,800	e	ARC Resources Ltd	1,354
263,533		Baker Hughes, Inc	16,755
1,031,176		BG Group plc	12,656
161,549	*	Callon Petroleum Co	1,207
36,075		Caltex Australia Ltd	957
108,251	*	Cameron International Corp	4,884
5,527	e	CARBO Ceramics, Inc	169
14,005	*	Carrizo Oil & Gas, Inc	695
328,400	e	Cenovus Energy, Inc (Toronto)	5,536
214,213	*	Cheniere Energy, Inc	16,580
98,049		Cimarex Energy Co	11,284
1,826	*,e	Clayton Williams Energy, Inc	92
206,158	*,e	Clean Energy Fuels Corp	1,100
29,437	*	Concho Resources, Inc	3,412
39,499	*	Contango Oil & Gas Co	869
239,024	*	Continental Resources, Inc	10,438
66,200	e	Crescent Point Energy Corp	1,476
21,961		Delek Group Ltd	5,652
2,500		Delek US Holdings, Inc	99
457,259		Devon Energy Corp	27,577
371,374	e	Enbridge, Inc	17,901
54,900		EnCana Corp	613
2,011		Energen Corp	133
72,600	e	Enerplus Resources Fund	736
487,111		EOG Resources, Inc	44,663
73,369		EQT Corp	6,080
230,140		Galp Energia SGPS S.A.	2,489
8,642	*,e	Geospace Technologies Corp	143
386,241		Hess Corp	26,214
315,600		Inpex Holdings, Inc	3,478
201,413	*	ION Geophysical Corp	437
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
220,258	*	Key Energy Services, Inc	$401
13,830	e	Keyera Corp	920
536,851		Marathon Oil Corp	14,017
398,430		Marathon Petroleum Corp	40,795
11,520	*	Matrix Service Co	202
141,335	*	MEG Energy Corp	2,283
422,877		National Oilwell Varco, Inc	21,140
7,269	*	Natural Gas Services Group, Inc	140
244,129		Neste Oil Oyj	6,406
210,587	e	Noble Corp plc	3,007
232,452		Noble Energy, Inc	11,367
29,282	*,e	Northern Oil And Gas, Inc	226
26,358	*	Oasis Petroleum, Inc	375
605,495		Occidental Petroleum Corp	44,201
225,695		OMV AG.	6,191
153,232		Oneok, Inc	7,392
40,855		Petrofac Ltd	575
172,562	*	Petroquest Energy, Inc	397
515,030		Phillips 66	40,481
146,028		Pioneer Natural Resources Co	23,877
98,692		Questar Market Resources, Inc	2,058
804,006		Repsol YPF S.A.	14,967
52,282	*,e	Rex Energy Corp	195
894	*	SEACOR Holdings, Inc	62
58,600		Showa Shell Sekiyu KK	535
792,399		Spectra Energy Corp	28,661
71,318		St. Mary Land & Exploration Co	3,686
403,405		Statoil ASA	7,133
578,067		Suncor Energy, Inc	16,892
88,722		Superior Energy Services	1,982
22,440		Technip S.A.	1,357
305,039		Tenaris S.A.	4,276
7,916		Tesoro Corp	723
262,191		Tullow Oil plc	1,099
36,311	*,e	Ultra Petroleum Corp	568
27,062	*	Unit Corp	757
8,180	e	US Silica Holdings Inc	291
989,544	*	Weatherford International Ltd	12,171
110,238		Western Refining, Inc	5,445
218,885	*	Whiting Petroleum Corp	6,764
451,724		Williams Cos, Inc	22,853
211,793		Woodside Petroleum Ltd	5,549
		TOTAL ENERGY	609,409

FOOD & STAPLES RETAILING - 0.8%
173,400		Aeon Co Ltd	1,902
179,256		Carrefour S.A.	5,988
13,576		Casino Guichard Perrachon S.A.	1,202
5,000		Colruyt S.A.	218
31,318		Delhaize Group	2,814
437,617		J Sainsbury plc	1,679
59,300		Jeronimo Martins SGPS S.A.	746
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
50,759		Koninklijke Ahold NV	$1,000
367,535		Kroger Co	28,175
42,800		Loblaw Cos Ltd	2,093
68,666		Metro AG.	2,327
156,100		Seven & I Holdings Co Ltd	6,560
9,498		Spartan Stores, Inc	300
764,752		Sysco Corp	28,854
2,938,974		Tesco plc	10,491
282,933		Wesfarmers Ltd	9,448
186,154		Whole Foods Market, Inc	9,695
516,189		WM Morrison Supermarkets plc	1,475
		TOTAL FOOD & STAPLES RETAILING	114,967

FOOD, BEVERAGE & TOBACCO - 2.4%
176,000		Ajinomoto Co, Inc	3,861
113,342		Aryzta AG.	6,948
249,505		Associated British Foods plc	10,413
28,068		Bunge Ltd	2,312
454		Calavo Growers, Inc	23
261,990	e	Campbell Soup Co	12,196
187,110		Coca-Cola Amatil Ltd	1,532
93,674		Coca-Cola HBC AG.	1,685
131,532		ConAgra Foods, Inc	4,805
19,775	*	Darling International, Inc	277
12,632		Dr Pepper Snapple Group, Inc	991
14,539		Flowers Foods, Inc	330
694,924		General Mills, Inc	39,333
280,395		Groupe Danone	18,901
344,616		Kellogg Co	22,727
28,997		Kerry Group plc (Class A)	1,949
92,604		Keurig Green Mountain, Inc	10,347
31,000		Kikkoman Corp	983
359,778		Kraft Foods Group, Inc	31,342
1,165		Lindt & Spruengli AG.	6,236
66		Lindt & Spruengli AG. (Registered)	4,175
74,148		Mead Johnson Nutrition Co	7,454
1,253,103		Mondelez International, Inc	45,224
14,500		Nissin Food Products Co Ltd	713
152,793		Orkla ASA	1,153
781,664		PepsiCo, Inc	74,743
18,700		Suntory Beverage & Food Ltd	801
155,121		Tate & Lyle plc	1,375
405,114		Unilever NV	16,929
494,201		Unilever plc	20,620
42,800	e	Yakult Honsha Co Ltd	2,981
		TOTAL FOOD, BEVERAGE & TOBACCO	353,359

HEALTH CARE EQUIPMENT & SERVICES - 2.5%
1,136,517		Abbott Laboratories	52,655
411,987		Aetna, Inc	43,889
8,037	*	Align Technology, Inc	432
67,982	*	Amedisys, Inc	1,821
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
136,510		AmerisourceBergen Corp	$15,517
10,800	*	Amsurg Corp	664
6,026	*	Angiodynamics, Inc	107
14,016	*,e	athenahealth, Inc	1,673
260,286		Becton Dickinson & Co	37,375
13,100	*,e	Bio-Reference Labs, Inc	462
89,935	*,e	BioScrip, Inc	398
38,727	*	Brookdale Senior Living, Inc	1,462
205,654		Cardinal Health, Inc	18,564
109,554	*	Centene Corp	7,744
180,058	*	Cerner Corp	13,191
89,229	*,e	Cerus Corp	372
4,495	e	Chemed Corp	537
191,455		Cigna Corp	24,782
51,577		Coloplast AS	3,896
1,249	e	Computer Programs & Systems, Inc	68
700	*	Cyberonics, Inc	45
91,587	*	DaVita, Inc	7,444
15,359	*	Edwards Lifesciences Corp	2,188
42,713	*	ExamWorks Group, Inc	1,778
6,176	*	Greatbatch, Inc	357
4,374	*	Haemonetics Corp	197
21,280	*,e	Healthways, Inc	419
10,561	*	HMS Holdings Corp	163
125,907		Humana, Inc	22,414
1,185	*	ICU Medical, Inc	110
31,383	*	Idexx Laboratories, Inc	4,848
61,900	*	Inverness Medical Innovations, Inc	3,027
3,014	*	IPC The Hospitalist Co, Inc	141
759	*	Laboratory Corp of America Holdings	96
743		Landauer, Inc	26
6,078	*	LHC Group, Inc	201
58,522	*	LifePoint Hospitals, Inc	4,298
1,730	*	MedAssets, Inc	33
1,474	*	Medidata Solutions, Inc	72
841,010		Medtronic plc	65,591
9,612	*	Merit Medical Systems, Inc	185
55,639	*	Molina Healthcare, Inc	3,744
9,301	*	Natus Medical, Inc	367
2,364	*	NxStage Medical, Inc	41
3,000	*	Omnicell, Inc	105
31,393	*	OraSure Technologies, Inc	205
2,718		Owens & Minor, Inc	92
86,208		Patterson Cos, Inc	4,206
21,165	*	PharMerica Corp	597
3,576	*	Providence Service Corp	190
4,910		Quality Systems, Inc	78
81,609		Ramsay Health Care Ltd	4,167
3,688	*	Sirona Dental Systems, Inc	332
44,483	*,e	Staar Surgical Co	331
4,840		Suzuken Co Ltd	148
96,200		Sysmex Corp	5,334
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
6,446	*	Tornier BV	$169
16,067	*	Triple-S Management Corp (Class B)	319
8,101		Universal American Corp	87
3,801		US Physical Therapy, Inc	181
500	*	Varian Medical Systems, Inc	47
33,652	*	Vocera Communications, Inc	334
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	360,316

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
9,680	e	Beiersdorf AG.	839
558,898		Colgate-Palmolive Co	38,754
66,367		Estee Lauder Cos (Class A)	5,519
210		Henkel KGaA	22
57,678		Henkel KGaA (Preference)	6,775
41,500		Kao Corp	2,072
25,448		Kimberly-Clark Corp	2,726
62,293		L’Oreal S.A.	11,474
35,987	*	Medifast, Inc	1,079
3,795	e	Nu Skin Enterprises, Inc (Class A)	228
1,167,222		Procter & Gamble Co	95,642
117,781		Reckitt Benckiser Group plc	10,118
14,496		Svenska Cellulosa AB (B Shares)	333
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	175,581

INSURANCE - 3.3%
347,009		ACE Ltd	38,688
629,310		Aflac, Inc	40,282
55,835		Allianz AG.	9,694
1,481,698		AMP Ltd	7,232
13,380		Arthur J. Gallagher & Co	625
93,722		Aspen Insurance Holdings Ltd	4,426
421,903		Assicurazioni Generali S.p.A.	8,295
396,211		AXA S.A.	9,972
30,787		Axis Capital Holdings Ltd	1,588
760,759	*	Berkshire Hathaway, Inc (Class B)	109,793
286,403		Chubb Corp	28,955
280,593		CNP Assurances	4,918
43,494		Delta Lloyd NV	820
2,400		Employers Holdings, Inc	65
279,246		Hartford Financial Services Group, Inc	11,678
537,218		Insurance Australia Group Ltd	2,487
1,916		Kemper Corp	75
332,132		Marsh & McLennan Cos, Inc	18,629
75,286		Muenchener Rueckver AG.	16,178
2,849,807		Old Mutual plc	9,355
15,856		PartnerRe Ltd	1,813
235,312		Principal Financial Group	12,088
401,946		Progressive Corp	10,933
477,529		Prudential Financial, Inc	38,350
743,752		Prudential plc	18,457
12,747		RenaissanceRe Holdings Ltd	1,271
333,784	*	RSA Insurance Group plc	2,080
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,017,943		Standard Life plc	$7,153
13,455		Stewart Information Services Corp	547
169,853		Swiss Re Ltd	16,384
177,900		T&D Holdings, Inc	2,444
399,392		Travelers Cos, Inc	43,186
10,000		Willis Group Holdings plc	482
15,603		Zurich Financial Services AG.	5,274
		TOTAL INSURANCE	484,217

MATERIALS - 3.3%
59,658		Agnico-Eagle Mines Ltd	1,658
23,600	e	Agrium, Inc	2,460
92,377		Air Liquide	11,893
275,335		Air Products & Chemicals, Inc	41,653
23,600		Akzo Nobel NV	1,784
8,148		Albemarle Corp	431
4,437		Aptargroup, Inc	282
209,000		Asahi Kasei Corp	1,996
176,082		Avery Dennison Corp	9,316
63,073		Ball Corp	4,455
201,130		BASF AG.	19,911
491,599		Boliden AB	9,738
8,161		Carpenter Technology Corp	317
44,916		Celanese Corp (Series A)	2,509
31,719	*,e	Century Aluminum Co	438
2,372	*	Clearwater Paper Corp	155
131,361		Commercial Metals Co	2,127
14,183		Compass Minerals International, Inc	1,322
157,703		CRH plc	4,124
9,286		Domtar Corp	429
5,941		DSM NV	331
36,695		Eastman Chemical Co	2,541
347,282		Ecolab, Inc	39,722
5,690	*	Ferro Corp	71
291,240		Fletcher Building Ltd	1,829
33,738	*,e	Flotek Industries, Inc	497
1,077,618	e	Fortescue Metals Group Ltd	1,595
28,700		Franco-Nevada Corp	1,391
2,179		Givaudan S.A.	3,937
2,623		Globe Specialty Metals, Inc	50
67,901		H.B. Fuller Co	2,911
48,214		HeidelbergCement AG.	3,813
38,897		Holcim Ltd	2,898
4,713	*,e	Horsehead Holding Corp	60
23,190		Innophos Holdings, Inc	1,307
9,797		International Flavors & Fragrances, Inc	1,150
227,283		International Paper Co	12,612
122,500		JFE Holdings, Inc	2,704
14,804		Johnson Matthey plc	742
48,900		JSR Corp	847
77,699		K&S AG.	2,532
385,700	*	Kinross Gold Corp	856
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
643,000		Kobe Steel Ltd	$1,186
7,764	*	Kraton Polymers LLC	157
58,000		Kuraray Co Ltd	785
15,164		Lafarge S.A.	986
46,374		Linde AG.	9,430
173,029	*	Louisiana-Pacific Corp	2,857
395,663		LyondellBasell Industries AF S.C.A	34,739
212,757		MeadWestvaco Corp	10,610
38,519		Minerals Technologies, Inc	2,816
1,928,000		Mitsubishi Materials Corp	6,479
120,960		Mitsui Chemicals, Inc	388
113,537		Mosaic Co	5,229
2,100		Myers Industries, Inc	37
2,220		Neenah Paper, Inc	139
303,877	*	Newcrest Mining Ltd	3,065
3,308,000		Nippon Steel Corp	8,318
20,600		Nitto Denko Corp	1,376
693,722		Norsk Hydro ASA	3,646
550,230		Nucor Corp	26,152
53,242	e	Orica Ltd	808
22,724	*	Owens-Illinois, Inc	530
11,843		PolyOne Corp	442
134,800		Potash Corp of Saskatchewan	4,346
314,170		Praxair, Inc	37,933
1,380		Quaker Chemical Corp	118
8,303		Reliance Steel & Aluminum Co	507
34,167	*	Resolute Forest Products	589
18,745		Rexam plc	161
13,246		Rock-Tenn Co (Class A)	854
115,844		Royal Gold, Inc	7,311
6,424	*	RTI International Metals, Inc	231
850		Schnitzer Steel Industries, Inc (Class A)	13
18,931		Sealed Air Corp	862
52,038		Sherwin-Williams Co	14,805
75,700		Shin-Etsu Chemical Co Ltd	4,942
209,172		Sigma-Aldrich Corp	28,918
169,865		Silver Wheaton Corp	3,227
1,200		Stepan Co	50
74,982	*	Stillwater Mining Co	969
334,517		Stora Enso Oyj (R Shares)	3,439
360,000		Sumitomo Chemical Co Ltd	1,848
712,000		Sumitomo Metal Mining Co Ltd	10,406
31,920	e	Taiyo Nippon Sanso Corp	434
752,279		Teck Cominco Ltd	10,323
27,000		Teijin Ltd	92
305,000		Toray Industries, Inc	2,553
117,300		Toyo Seikan Kaisha Ltd	1,716
15,649		Umicore	654
198,855		UPM-Kymmene Oyj	3,863
60,125		Valspar Corp	5,052
4,790		Wausau Paper Corp	46
108,810	*	Worthington Industries, Inc	2,895
		TOTAL MATERIALS	470,726
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
MEDIA - 1.7%
20,466		AMC Entertainment Holdings, Inc	$726
185,416	e	Cablevision Systems Corp (Class A)	3,393
19,805		Cinemark Holdings, Inc	893
114,560		Clear Channel Outdoor Holdings, Inc (Class A)	1,159
317,815	*	DIRECTV	27,046
305,579	*,e	Discovery Communications, Inc (Class A)	9,400
492,711	*	Discovery Communications, Inc (Class C)	14,523
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	1,265
11,620	*	Entercom Communications Corp (Class A)	141
41,962		Entravision Communications Corp (Class A)	266
337,940		ITV plc	1,265
1,900		JC Decaux S.A.	64
10,069		John Wiley & Sons, Inc (Class A)	616
131,215	*	Journal Communications, Inc (Class A)	1,945
15,813		Lagardere S.C.A.	475
535,024	*	Liberty Global plc	26,650
447,867	*	Liberty Global plc (Class A)	23,052
167,709	*	McClatchy Co (Class A)	309
228,929		New York Times Co (Class A)	3,150
428,148		Pearson plc	9,215
18,429		ProSiebenSat. Media AG.	901
13,504		Reed Elsevier plc	232
1,550		Scholastic Corp	63
60,413	e	Sinclair Broadcast Group, Inc (Class A)	1,898
1,067,000	e	Singapore Press Holdings Ltd	3,257
291,769		Time Warner Cable, Inc	43,730
632,917		Time Warner, Inc	53,444
37,566		Wolters Kluwer NV	1,227
683,960		WPP plc	15,533
		TOTAL MEDIA	245,838

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
1,969	*	Acorda Therapeutics, Inc	66
61,588		Actelion Ltd	7,103
68,836	*,e	Affymetrix, Inc	865
375,014		Agilent Technologies, Inc	15,582
133,847	*	Akorn, Inc	6,359
167,083	*	Alexion Pharmaceuticals, Inc	28,955
423,871		Amgen, Inc	67,756
60,887	*,e	Aratana Therapeutics, Inc	975
634,800		Astellas Pharma, Inc	10,401
140,225	*	Biogen Idec, Inc	59,208
41,042	*	BioMarin Pharmaceuticals, Inc	5,115
54,265	*	Bluebird Bio, Inc	6,554
979,266		Bristol-Myers Squibb Co	63,163
89,702	*	Cambrex Corp	3,555
57,720	*	Cepheid, Inc	3,284
126,900		Chugai Pharmaceutical Co Ltd	4,005
19,300	e	Dainippon Sumitomo Pharma Co Ltd	229
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
158,406	*,e	Depomed, Inc	$3,550
49,400	e	Eisai Co Ltd	3,514
228,825	*	Endo International plc	20,526
4,519	*,e	Fluidigm Corp	190
763,841	*	Gilead Sciences, Inc	74,956
974,777		GlaxoSmithKline plc	22,439
3,597	*	Hyperion Therapeutics, Inc	165
4,270	*,e	Immunogen, Inc	38
95,406	*,e	Immunomedics, Inc	365
13,244	*	Ironwood Pharmaceuticals, Inc	212
1,152,080		Johnson & Johnson	115,899
9,195		Lonza Group AG.	1,145
633,295	*,e	MannKind Corp	3,293
1,373,994		Merck & Co, Inc	78,977
47,883		Merck KGaA	5,359
2,234	*	Mettler-Toledo International, Inc	734
28,031	*,e	MiMedx Group, Inc	292
2,769	*	Momenta Pharmaceuticals, Inc	42
243,310	*,e	Nektar Therapeutics	2,676
434,031		Novartis AG.	42,839
434,632		Novo Nordisk AS	23,202
200,087	*,e	Opko Health, Inc	2,835
359,831	*,e	Orexigen Therapeutics, Inc	2,817
8,654		Orion Oyj (Class B)	244
12,565	*	PerkinElmer, Inc	643
14,463	*	Prestige Brands Holdings, Inc	620
139,561		Roche Holding AG.	38,350
123,194	*	Sangamo Biosciences, Inc	1,932
120,198	*,e	Sarepta Therapeutics, Inc	1,596
232,800		Takeda Pharmaceutical Co Ltd	11,621
313,499		Thermo Electron Corp	42,115
16,960	*	United Therapeutics Corp	2,924
66,649	*	Valeant Pharmaceuticals International, Inc	13,167
167,998	*	Vertex Pharmaceuticals, Inc	19,819
263,124	*,e	Vivus, Inc	647
23,146	*	Waters Corp	2,878
168,818	*	Xenoport, Inc	1,202
461,758		Zoetis Inc	21,375
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	848,373

REAL ESTATE - 2.6%
64,700		Aeon Mall Co Ltd	1,281
19,852		American Campus Communities, Inc	851
445,452		American Tower Corp	41,939
1,371,886		Annaly Capital Management, Inc	14,268
1,000		AvalonBay Communities, Inc	174
120,047		Boston Properties, Inc	16,864
248,240		British Land Co plc	3,060
2,125,000		CapitaLand Ltd	5,539
3,498,000		CapitaMall Trust	5,600
180,729	*	CBRE Group, Inc	6,996
151,000		City Developments Ltd	1,107
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
357,255		Crown Castle International Corp	$29,488
207,000		Daiwa House Industry Co Ltd	4,080
366,699		Dexus Property Group	2,111
5,728		Digital Realty Trust, Inc	378
22,121		Douglas Emmett, Inc	659
165,551		Duke Realty Corp	3,604
218,281		Equity Residential	16,995
300,754		First Industrial Realty Trust, Inc	6,445
2,732	*	Forest City Enterprises, Inc (Class A)	70
15,042		Gecina S.A.	2,034
375,888		GPT Group (ASE)	1,306
533,654		HCP, Inc	23,059
197,133		Health Care REIT, Inc	15,250
12,227		Healthcare Realty Trust, Inc	340
736,502		Host Marriott Corp	14,863
16,556		Invesco Mortgage Capital, Inc	257
131,455	e	Iron Mountain, Inc	4,795
291,636		Land Securities Group plc	5,414
59,200		Lend Lease Corp Ltd	748
381,212		Liberty International plc	1,965
30,182		Liberty Property Trust	1,078
54,403		Macerich Co	4,588
164,281		Macquarie Goodman Group	791
24,518		Mid-America Apartment Communities, Inc	1,895
727,767		Mirvac Group	1,111
305,810		Mitsui Fudosan Co Ltd	8,981
199,495		Novion Property Group	380
514,236		Prologis, Inc	22,400
92,736		Ryman Hospitality Properties	5,649
569,312		Segro plc	3,516
253,392		Simon Property Group, Inc	49,573
1,106,767		Stockland Trust Group	3,781
289,000		Swire Pacific Ltd (Class A)	3,934
461,400		Swire Properties Ltd	1,499
41,786		Unibail-Rodamco	11,284
96,747		Ventas, Inc	7,064
142,947		Vornado Realty Trust	16,010
		TOTAL REAL ESTATE	375,074

RETAILING - 2.4%
35,386	*	1-800-FLOWERS.COM, Inc (Class A)	419
127,624		American Eagle Outfitters, Inc	2,180
32,439	*	Ann Taylor Stores Corp	1,331
39,356	*	AutoZone, Inc	26,847
19,109	*	Barnes & Noble, Inc	454
200,028	*	Bed Bath & Beyond, Inc	15,357
132,772		Best Buy Co, Inc	5,017
15,842		Big 5 Sporting Goods Corp	210
810	*	Blue Nile, Inc	26
7,961	*,e	Cabela’s, Inc	446
7,000		Canadian Tire Corp Ltd	713
81,708	*	Carmax, Inc	5,639
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
12,500		Fast Retailing Co Ltd	$4,833
512,825		Gap, Inc	22,221
238,765		Genuine Parts Co	22,250
23,293		GNC Holdings, Inc	1,143
444,913	*,e	Groupon, Inc	3,208
2,200		Haverty Furniture Cos, Inc	55
130,647		Hennes & Mauritz AB (B Shares)	5,293
26,410		HSN, Inc	1,802
275,331		Inditex S.A.	8,840
50,000	e	Jardine Cycle & Carriage Ltd	1,493
417,700		Kingfisher plc	2,357
234,875		Kohl’s Corp	18,379
2,891,620		Li & Fung Ltd	2,823
759,905	*	Liberty Interactive Corp	22,182
737,644		Lowe’s Companies, Inc	54,873
218,712		Macy’s, Inc	14,197
15,623	*	MarineMax, Inc	414
210,991		Marks & Spencer Group plc	1,669
36,240	*	NetFlix, Inc	15,101
6,625		Next plc	689
66,728		Nordstrom, Inc	5,359
2,000		Nutri/System, Inc	40
217,335	*	Office Depot, Inc	1,999
150,944	*	Orbitz Worldwide, Inc	1,760
8,683	e	Outerwall, Inc	574
35,119	e	Pier 1 Imports, Inc	491
21,862		PPR	4,268
42,056		Ross Stores, Inc	4,431
49,713	*	Shutterfly, Inc	2,249
567,973		Staples, Inc	9,249
3,300		Stein Mart, Inc	41
16,714		Tiffany & Co	1,471
684,277		TJX Companies, Inc	47,934
105,864	*	TripAdvisor, Inc	8,805
111,000	e	Yamada Denki Co Ltd	457
		TOTAL RETAILING	351,589

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
66,931	*,e	Advanced Micro Devices, Inc	179
1,562,488		Applied Materials, Inc	35,250
72,184		ASML Holding NV	7,318
15,582	*	Cirrus Logic, Inc	518
63,601	*	Freescale Semiconductor Holdings Ltd	2,592
2,388,539		Intel Corp	74,689
21,682		Lam Research Corp	1,523
541,931	*	ON Semiconductor Corp	6,563
266,513		STMicroelectronics NV	2,484
97,663	*,e	SunPower Corp	3,058
40,230		Teradyne, Inc	758
877,220		Texas Instruments, Inc	50,164
32,000		Tokyo Electron Ltd	2,220
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	187,316
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
SOFTWARE & SERVICES - 5.2%
552,794		Accenture plc	$51,791
14,474	*	Actua Corp	224
529,300	*	Adobe Systems, Inc	39,136
1,660		Advent Software, Inc	73
24,648		Amadeus IT Holding S.A.	1,056
123,886	*,e	Angie’s List, Inc	727
234,202	*	AOL, Inc	9,277
1,856	*	Aspen Technology, Inc	71
12,878		Atos Origin S.A.	886
201,046	*	Autodesk, Inc	11,789
128,405		Broadridge Financial Solutions, Inc	7,064
485,524		CA, Inc	15,833
24,502	*	Cadence Design Systems, Inc	452
37,120		Cap Gemini S.A.	3,045
24,400	*	CGI Group, Inc	1,035
712,075	*	Cognizant Technology Solutions Corp (Class A)	44,426
14,644	*	comScore, Inc	750
20,058		Convergys Corp	459
2,100		EPIQ Systems, Inc	38
33,100		Equinix, Inc	7,707
6,214		Factset Research Systems, Inc	989
5,718		Fair Isaac Corp	507
9,572	*	FleetCor Technologies, Inc	1,445
30,365	*	Fortinet, Inc	1,061
592,000		Fujitsu Ltd	4,037
263,047	*,e	Glu Mobile, Inc	1,318
142,264	*	Google, Inc	77,961
140,923	*	Google, Inc (Class A)	78,170
50,701	*	HomeAway, Inc	1,530
8,867	*	Infoblox, Inc	212
91,530	*	Informatica Corp	4,014
478,239		International Business Machines Corp	76,757
409,298		Intuit, Inc	39,686
16,036		j2 Global, Inc	1,053
65,872	*,e	Liquidity Services, Inc	651
17,866	*,e	Marketo, Inc	458
1,000		MAXIMUS, Inc	67
39,456	e	Mercadolibre, Inc	4,834
267,035	*,e	Monster Worldwide, Inc	1,693
3,035	*,e	NetSuite, Inc	282
19,743	*,e	NeuStar, Inc (Class A)	486
10,700		Nomura Research Institute Ltd	402
20,400	e	NTT Data Corp	886
8,900	e	Open Text Corp	470
1,707,742		Oracle Corp	73,689
70,953	*	Rackspace Hosting, Inc	3,660
68,110	*	Rally Software Development Corp	1,069
7,887	*	Rovi Corp	144
672,232	*	Salesforce.com, Inc	44,912
253,087		SAP AG.	18,292
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
17,954	*	Seachange International, Inc	$141
229,842	*,e	ServiceSource International LLC	713
5,854	*	SolarWinds, Inc	300
2,000	*	SPS Commerce, Inc	134
22,307	*	Stamps.com, Inc	1,501
976,463		Symantec Corp	22,815
12,936	*	Syntel, Inc	669
4,529	*	Tangoe, Inc	63
20,999	*,e	Teradata Corp	927
6,527	*	Ultimate Software Group, Inc	1,109
16,010	*	Unisys Corp	372
51,253	*,e	Vasco Data Security International	1,104
56,575	*	Workday, Inc	4,775
2,521,433		Xerox Corp	32,400
946,293	*	Yahoo!, Inc	42,049
		TOTAL SOFTWARE & SERVICES	745,646

TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
8,103		Adtran, Inc	151
116,347	*	Aruba Networks, Inc	2,849
4,234		Belden CDT, Inc	396
2,571	*	Benchmark Electronics, Inc	62
11,711		Black Box Corp	245
3,303	*	Calix Networks, Inc	28
445,100		Canon, Inc	15,748
14,572		Checkpoint Systems, Inc	158
2,618,523		Cisco Systems, Inc	72,075
53,700		Citizen Watch Co Ltd	412
9,600	*	Cognex Corp	476
909	*	Coherent, Inc	59
790,945		Corning, Inc	17,939
87,821	*	Cray, Inc	2,466
3,605	*	DTS, Inc	123
1,318	*	Electronics for Imaging, Inc	55
1,720,163		EMC Corp	43,967
1,358		FEI Co	104
103,068	*,e	Finisar Corp	2,199
90,753	*	Flextronics International Ltd	1,150
1,388,789		Hewlett-Packard Co	43,275
5,600		Hitachi High-Technologies Corp	170
59,600		Ibiden Co Ltd	1,005
166,234	*	Ingram Micro, Inc (Class A)	4,176
11,659	*	Insight Enterprises, Inc	333
7,090		InterDigital, Inc	360
5,000	*,e	InvenSense, Inc	76
30,066	*,e	IPG Photonics Corp	2,787
1,920	*	Itron, Inc	70
41,052		Jabil Circuit, Inc	960
10,800		Keyence Corp	5,894
188,500		Konica Minolta Holdings, Inc	1,910
126,200		Kyocera Corp	6,897
54,381		Lexmark International, Inc (Class A)	2,303
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
195,721		Motorola, Inc	$13,049
52,900		Murata Manufacturing Co Ltd	7,265
2,100		National Instruments Corp	67
287,000		NEC Corp	843
7,919	*	Netgear, Inc	260
46,700		Omron Corp	2,104
500	*	OSI Systems, Inc	37
1,774		Plantronics, Inc	94
1,420	*	Plexus Corp	58
53,913	*	QLogic Corp	795
958,786		Qualcomm, Inc	66,482
23,440	*,e	RealD, Inc	300
110,400		Ricoh Co Ltd	1,200
2,500	*	Rofin-Sinar Technologies, Inc	61
1,300	*	Scansource, Inc	53
251,773		Seagate Technology, Inc	13,100
54,256	*,e	Silicon Graphics International Corp	471
76,798	*	Super Micro Computer, Inc	2,550
1,417		SYNNEX Corp	109
48,800		TDK Corp	3,455
5,429	*	Tech Data Corp	314
13,773	*,e	TTM Technologies, Inc	124
10,708	*,e	Universal Display Corp	501
2,708	*	Vishay Precision Group, Inc	43
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	344,213

TELECOMMUNICATION SERVICES - 1.6%
60,049		Belgacom S.A.	2,101
54,553	*,e	Boingo Wireless, Inc	411
1,975,901		BT Group plc	12,839
979,915		CenturyTel, Inc	33,856
161,417	*	Cincinnati Bell, Inc	570
2,650	e	Consolidated Communications Holdings, Inc	54
5,740		IDT Corp (Class B)	102
124,952	*,e	Iridium Communications, Inc	1,213
395,400		KDDI Corp	8,933
56,905	*	Level 3 Communications, Inc	3,064
137,300		Nippon Telegraph & Telephone Corp	8,476
499,800		NTT DoCoMo, Inc	8,734
78,082	e	Rogers Communications, Inc (Class B)	2,614
174,600		Softbank Corp	10,169
1,474,468	*,e	Sprint Corp	6,989
17,918		Swisscom AG.	10,390
699,891		TeliaSonera AB	4,448
20,600		TELUS Corp	684
1,884,680		Verizon Communications, Inc	91,652
5,904,966		Vodafone Group plc	19,323
266,368	*	Vonage Holdings Corp	1,308
		TOTAL TELECOMMUNICATION SERVICES	227,930

TRANSPORTATION - 1.7%
773		Allegiant Travel Co	149
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
4,146		Arkansas Best Corp	$157
485,202		Auckland International Airport Ltd	1,630
104,766		Autostrade S.p.A.	2,751
112,409	*	Avis Budget Group, Inc	6,634
207,088		Canadian National Railway Co	13,869
43,300		Central Japan Railway Co	7,825
1,017,005		CSX Corp	33,683
95,817		Deutsche Lufthansa AG.	1,342
409,028		Deutsche Post AG.	12,743
71,700		East Japan Railway Co	5,746
8,074	*	Echo Global Logistics, Inc	220
5		Expeditors International of Washington, Inc	0	^
5,413		Fraport AG. Frankfurt Airport Services Worldwide	323
103,000		Mitsui OSK Lines Ltd	349
2,084,425		MTR Corp	9,914
33,765		Norfolk Southern Corp	3,475
276,500		Singapore Airlines Ltd	2,407
845,232		Southwest Airlines Co	37,444
228,000		Tokyu Corp	1,411
523,719		Union Pacific Corp	56,724
499,283		United Parcel Service, Inc (Class B)	48,400
		TOTAL TRANSPORTATION	247,196

UTILITIES - 2.1%
35,914		AGL Energy Ltd	416
8,000		American States Water Co	319
13,544		American Water Works Co, Inc	734
85,880	*	Calpine Corp	1,964
223,054		Centerpoint Energy, Inc	4,553
1,121,628		Centrica plc	4,195
861		Chesapeake Utilities Corp	44
102,007		Cleco Corp	5,561
1,080,500		CLP Holdings Ltd	9,444
455,602		Consolidated Edison, Inc	27,792
558,814		Duke Energy Corp	42,906
28,688		Enel Green Power S.p.A	53
515,499		Energias de Portugal S.A.	1,931
334,247		Eversource Energy	16,886
3,118,709		Hong Kong & China Gas Ltd	7,221
1,433,344		Iberdrola S.A.	9,243
7,771		Integrys Energy Group, Inc	560
93,713		MGE Energy, Inc	4,153
1,208,829		National Grid plc	15,541
22,560		New Jersey Resources Corp	701
423,338		NextEra Energy, Inc	44,048
479,656		NiSource, Inc	21,182
1,420	e	Ormat Technologies, Inc	54
51,000		Osaka Gas Co Ltd	213
732,871		Pepco Holdings, Inc	19,663
201,808		Piedmont Natural Gas Co, Inc	7,449
31,789		Public Service Enterprise Group, Inc	1,333
360,233		Scottish & Southern Energy plc	7,995
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY			VALUE (000)
253,916		Sempra Energy			$27,682
27,089		SJW Corp			837
533,038		Snam Rete Gas S.p.A.			2,587
46,662		South Jersey Industries, Inc			2,533
50,626		Suez Environnement S.A.			872
90,839		TECO Energy, Inc			1,762
658,790		Tokyo Gas Co Ltd			4,142
1,494		Unitil Corp			52
27,296		WGL Holdings, Inc			1,539
46,752		Wisconsin Energy Corp			2,314
107,597		Xcel Energy, Inc			3,745
		TOTAL UTILITIES			304,219
		TOTAL COMMON STOCKS			8,595,379
		(Cost $5,729,393)

PREFERRED STOCKS - 0.1%
BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp			970
740,991	*	Federal National Mortgage Association			3,082
14,500	*,e	M&T Bank Corp			15,587
		TOTAL BANKS			19,639
		TOTAL PREFERRED STOCKS			19,639
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
1,800,950		Banco Bilbao Vizcaya Argentaria S.A.			259
		TOTAL BANKS			259

		TOTAL RIGHTS / WARRANTS			259
		(Cost $255)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 7.3%
GOVERNMENT AGENCY DEBT - 1.5%
$30,000,000	w	Federal Home Loan Bank (FHLB)	0.050%	04/15/15	30,000
28,800,000	w	FHLB	0.060	04/24/15	28,799
100,000,000	w	FHLB	0.058	05/08/15	99,996
50,000,000	w	FHLB	0.067	06/03/15	49,994
		TOTAL GOVERNMENT AGENCY DEBT			208,789

TREASURY DEBT - 3.7%
13,500,000	w	United States Treasury Bill	0.060-0.080	04/02/15	13,500
19,900,000	w	United States Treasury Bill	0.060-0.050	04/23/15	19,900
14,200,000	w	United States Treasury Bill	0.090	04/30/15	14,200
8,800,000	w	United States Treasury Bill	0.081-0.092	05/28/15	8,799
17,000,000	w	United States Treasury Bill	0.096-0.141	06/25/15	16,999
7,000,000		United States Treasury Bill	0.067	08/13/15	6,999
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,000,000	w	United States Treasury Bill	0.083-0.100%	08/20/15	$1,999
20,000,000		United States Treasury Bill	0.082	08/27/15	19,994
133,900,000	w	United States Treasury Bill	0.080-0.100	09/17/15	133,836
143,000,000	w	United States Treasury Bill	0.091-0.100	10/15/15	142,898
91,000,000	w	United States Treasury Bill	0.138-0.140	11/12/15	90,910
67,000,000	w	United States Treasury Bill	0.133-0.150	12/10/15	66,919
		TOTAL TREASURY DEBT			536,953

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
COMMERCIAL PAPER - 2.1%
30,000,000		Federal Home Loan Bank (FHLB)	0.045	04/06/15	30,000
41,855,000		FHLB	0.040-0.055	04/10/15	41,855
20,000,000		FHLB	0.050	04/15/15	20,000
62,000,000		FHLB	0.045	04/24/15	61,998
30,000,000		FHLB	0.050	05/08/15	29,998
28,634,000		FHLB	0.050	05/15/15	28,632
23,500,000		FHLB	0.069	05/26/15	23,498
30,000,000		FHLB	0.067	06/03/15	29,996
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.050	04/02/15	20,000
10,000,000		FHLMC	0.065	04/06/15	10,000
4,000,000		FHLMC	0.040	04/10/15	4,000
		TOTAL COMMERCIAL PAPER			299,977

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			299,977

		TOTAL SHORT-TERM INVESTMENTS			1,045,719
		(Cost $1,045,765)
		TOTAL INVESTMENTS - 106.4%			15,351,867
		(Cost $12,343,147)
		OTHER ASSETS & LIABILITIES, NET - (6.4)%			(911,794)
		NET ASSETS - 100.0%			$14,440,073

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $328,365,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 03/31/15 the aggregate value of these securities was $638,090,000, or 4.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
395

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 100.0%

ASSET BACKED - 0.5%
$4,076,108		GE Equipment Midticket LLC	0.200%	09/22/15	$4,076
2,045,831		Honda Auto Receivables Owner Trust	0.190	08/17/15	2,046
38,207,481		Honda Auto Receivables Owner Trust	0.240	02/16/16	38,207
7,841,612		John Deere Owner Trust	0.210	09/24/15	7,842
		TOTAL ASSET BACKED			52,171

CERTIFICATE OF DEPOSIT - 2.3%
36,000,000		Banco Del Estado De Chile	0.200	04/08/15	36,000
25,360,000		Banco Del Estado De Chile	0.205	04/14/15	25,360
50,000,000		Banco Del Estado De Chile	0.210	04/20/15	50,000
25,000,000		Banco Del Estado De Chile	0.210	06/17/15	25,000
22,000,000		Banco Del Estado De Chile	0.210	06/19/15	22,000
50,000,000		Canadian Imperial Bank of Commerce	0.140	04/15/15	50,000
50,000,000		Toronto-Dominion Bank	0.170	04/09/15	50,000
		TOTAL CERTIFICATE OF DEPOSIT			258,360

COMMERCIAL PAPER - 40.2%
30,000,000		American Honda Finance Corp	0.110	05/07/15	29,997
19,750,000		American Honda Finance Corp	0.125	06/23/15	19,744
24,700,000	y	Apple, Inc	0.075	04/01/15	24,700
25,000,000	y	Apple, Inc	0.110	04/06/15	25,000
21,150,000	y	Apple, Inc	0.095	04/07/15	21,150
25,000,000	y	Apple, Inc	0.100	04/08/15	24,999
8,500,000	y	Apple, Inc	0.095	04/10/15	8,500
2,500,000	y	Apple, Inc	0.080	04/23/15	2,500
18,500,000	y	Apple, Inc	0.095	05/29/15	18,497
45,000,000	y	Apple, Inc	0.100	06/05/15	44,992
50,000,000	y	Apple, Inc	0.100	06/08/15	49,990
40,000,000	y	Apple, Inc	0.091	06/22/15	39,992
29,000,000	y	Australia & New Zealand Banking Group Ltd	0.145	04/13/15	28,999
55,000,000	y	Australia & New Zealand Banking Group Ltd	0.155-0.160	04/16/15	54,996
50,000,000	y	Australia & New Zealand Banking Group Ltd	0.160-0.200	04/27/15	49,993
50,000,000	y	Australia & New Zealand Banking Group Ltd	0.165	04/30/15	49,993
1,000,000	y	Australia & New Zealand Banking Group Ltd	0.200	05/20/15	1,000
25,000,000	y	Australia & New Zealand Banking Group Ltd	0.215	05/22/15	24,992
10,000,000	y	Bank of Nova Scotia	0.220	04/02/15	10,000
25,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.100	04/07/15	25,000
12,500,000	y	Bedford Row Funding Corp	0.140	05/18/15	12,498
25,000,000	y	Bedford Row Funding Corp	0.145	06/01/15	24,994
14,600,000	y	Bedford Row Funding Corp	0.245	06/15/15	14,593
20,000,000	y	Bedford Row Funding Corp	0.260	06/23/15	19,988
32,590,000	y	Bedford Row Funding Corp	0.260	08/03/15	32,561
396

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$22,050,000	y	Coca-Cola Co	0.130%	04/27/15	$22,048
25,420,000	y	Coca-Cola Co	0.120	04/29/15	25,418
37,500,000	y	Coca-Cola Co	0.120	05/21/15	37,494
25,000,000	y	Coca-Cola Co	0.160	06/09/15	24,992
50,000,000	y	Commonwealth Bank of Australia	0.195	04/07/15	49,998
20,000,000	y	Commonwealth Bank of Australia	0.195	04/08/15	19,999
55,000,000	y	Commonwealth Bank of Australia	0.150-0.155	06/30/15	54,979
50,000,000	y	DBS Bank Ltd	0.170	04/06/15	49,999
50,000,000	y	DBS Bank Ltd	0.165	04/14/15	49,997
30,000,000	y	DBS Bank Ltd	0.183	04/28/15	29,996
40,600,000	y	DBS Bank Ltd	0.180-0.185	05/01/15	40,594
1,200,000	y	DBS Bank Ltd	0.200	06/03/15	1,199
20,000,000		Exxon Mobil Corp	0.075	04/14/15	19,999
60,000,000		Exxon Mobil Corp	0.095-0.105	04/21/15	59,997
40,000,000		Exxon Mobil Corp	0.085	04/27/15	39,998
55,000,000		Exxon Mobil Corp	0.090-0.120	05/11/15	54,993
35,000,000		Exxon Mobil Corp	0.120	05/13/15	34,995
15,720,000		Exxon Mobil Corp	0.095	05/21/15	15,718
40,000,000		Exxon Mobil Corp	0.095	05/28/15	39,994
6,013,000	y	Fairway Finance LLC	0.130	04/06/15	6,013
15,000,000	y	Fairway Finance LLC	0.170	04/13/15	14,999
25,000,000	y	Fairway Finance LLC	0.190	05/01/15	24,996
18,000,000	y	Fairway Finance LLC	0.200	06/04/15	17,994
25,000,000	y	Fairway Finance LLC	0.200	06/08/15	24,990
42,836,000	y	Fairway Finance LLC	0.200-0.230	07/07/15	42,811
10,000,000	y	Fairway Finance LLC	0.240	08/05/15	9,992
30,000,000		General Electric Capital Corp	0.180	04/17/15	29,998
19,155,000		General Electric Capital Corp	0.180	05/04/15	19,152
19,500,000		General Electric Capital Corp	0.120-0.130	05/14/15	19,497
20,000,000		General Electric Capital Corp	0.180	05/19/15	19,995
6,750,000		General Electric Capital Corp	0.130	06/04/15	6,748
11,800,000		General Electric Capital Corp	0.230-0.240	08/04/15	11,790
20,000,000		General Electric Capital Corp	0.320	10/14/15	19,965
28,456,000	y	Hydro-Quebec	0.110	04/13/15	28,455
23,000,000	y	Jupiter Securitization Co LLC	0.145	04/01/15	23,000
17,310,000	y	Jupiter Securitization Co LLC	0.200	04/28/15	17,307
20,000,000	y	Jupiter Securitization Co LLC	0.260	06/09/15	19,990
13,000,000	y	Kimberly-Clark Corp	0.105	04/20/15	12,999
50,000,000		Kingdom of Denmark	0.080	05/28/15	49,994
30,000,000		Korea Development Bank	0.210	04/21/15	29,996
30,000,000		Korea Development Bank	0.180	04/23/15	29,997
25,000,000		Korea Development Bank	0.230	04/28/15	24,995
26,700,000		Korea Development Bank	0.210	05/05/15	26,695
19,070,000		Korea Development Bank	0.310	05/21/15	19,062
25,000,000		Korea Development Bank	0.205	06/17/15	24,989
24,035,000	y	Liberty Street Funding LLC	0.175	04/06/15	24,034
80,375,000	y	Liberty Street Funding LLC	0.160-0.185	04/13/15	80,371
21,000,000	y	Liberty Street Funding LLC	0.150	04/14/15	20,999
50,000,000	y	Liberty Street Funding LLC	0.180-0.190	04/20/15	49,995
397

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$56,130,000	y	Liberty Street Funding LLC	0.175-0.185%	04/23/15	$56,124
25,000,000	y	Liberty Street Funding LLC	0.180	05/06/15	24,996
40,000,000	y	Merck & Co, Inc	0.080	04/16/15	39,999
10,325,000	y	Merck & Co, Inc	0.080	04/28/15	10,324
40,000,000	y	Microsoft Corp	0.095	04/15/15	39,999
10,000,000	y	Nestle Capital Corp	0.110	04/02/15	10,000
30,000,000	y	Nestle Capital Corp	0.100	05/12/15	29,996
50,000,000	y	Nestle Capital Corp	0.130	06/12/15	49,987
43,000,000	y	Nestle Capital Corp	0.140	07/08/15	42,984
25,000,000	y	Novartis Finance Corp	0.110	04/08/15	24,999
14,000,000	y	Old Line Funding LLC	0.190	04/10/15	13,999
1,000,000	y	Old Line Funding LLC	0.250	04/22/15	1,000
20,000,000	y	Old Line Funding LLC	0.200	04/27/15	19,997
17,500,000	y	Old Line Funding LLC	0.200	07/15/15	17,490
31,465,000	y	Old Line Funding LLC	0.200	07/16/15	31,446
10,857,000	y	Old Line Funding LLC	0.280	08/03/15	10,847
3,500,000	y	Old Line Funding LLC	0.280	09/02/15	3,496
20,000,000	y	Old Line Funding LLC	0.280	09/10/15	19,975
26,170,000		Oversea-Chinese Banking Corp Ltd	0.200	07/23/15	26,154
40,200,000		Oversea-Chinese Banking Corp Ltd	0.205	08/03/15	40,172
13,700,000		PACCAR Financial Corp	0.105	04/07/15	13,700
5,800,000		PACCAR Financial Corp	0.110	04/27/15	5,800
20,500,000		PACCAR Financial Corp	0.125	06/18/15	20,494
32,000,000	y	Pfizer, Inc	0.110-0.115	04/09/15	31,999
5,000,000	y	Pfizer, Inc	0.100	05/07/15	4,999
25,000,000	y	Procter & Gamble Co	0.110	05/18/15	24,996
17,000,000	y	Procter & Gamble Co	0.110	05/26/15	16,997
15,000,000	y	Procter & Gamble Co	0.100	06/02/15	14,998
35,850,000	y	Procter & Gamble Co	0.100	06/04/15	35,844
50,000,000	y	Procter & Gamble Co	0.100	06/10/15	49,990
38,200,000		Province of British Columbia	0.120	04/09/15	38,199
16,290,000		Province of British Columbia	0.110	04/16/15	16,289
9,115,000		Province of British Columbia	0.100	07/16/15	9,112
8,480,000		Province of British Columbia	0.150	08/17/15	8,475
60,000,000		Province of Ontario Canada	0.100	04/02/15	60,000
32,145,000		Province of Ontario Canada	0.100-0.130	04/06/15	32,144
14,395,000		Province of Ontario Canada	0.130	04/07/15	14,395
15,000,000		Province of Ontario Canada	0.130	04/09/15	14,999
15,000,000		Province of Ontario Canada	0.130	04/13/15	14,999
14,315,000		Province of Ontario Canada	0.070	04/14/15	14,315
16,000,000		Province of Ontario Canada	0.090	04/27/15	15,999
24,595,000		Province of Ontario Canada	0.110	04/30/15	24,593
50,000,000		Province of Ontario Canada	0.110	05/05/15	49,995
37,456,000		Province of Ontario Canada	0.110	05/06/15	37,452
43,427,000	y	Province of Quebec Canada	0.110	04/06/15	43,426
25,000,000	y	Province of Quebec Canada	0.130	05/28/15	24,995
105,230,000	y	Province of Quebec Canada	0.100	06/02/15	105,212
29,458,000	y	Province of Quebec Canada	0.100	06/08/15	29,452
9,420,000	y	Province of Quebec Canada	0.100	06/10/15	9,418
398

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$15,000,000	y	Province of Quebec Canada	0.130%	06/17/15	$14,996
25,750,000	y	Province of Quebec Canada	0.110	06/23/15	25,744
20,250,000	y	PSP Capital, Inc	0.170	04/06/15	20,250
5,500,000	y	PSP Capital, Inc	0.170	04/08/15	5,500
30,595,000	y	PSP Capital, Inc	0.165-0.170	04/10/15	30,594
35,000,000	y	PSP Capital, Inc	0.170	04/16/15	34,998
15,000,000	y	PSP Capital, Inc	0.170	04/20/15	14,999
18,000,000	y	PSP Capital, Inc	0.165	04/22/15	17,998
3,800,000	y	PSP Capital, Inc	0.250	04/23/15	3,799
8,000,000	y	PSP Capital, Inc	0.170	04/30/15	7,999
30,000,000	y	PSP Capital, Inc	0.150	05/06/15	29,996
10,000,000	y	PSP Capital, Inc	0.140	05/11/15	9,998
25,000,000	y	PSP Capital, Inc	0.180	06/10/15	24,991
17,000,000	y	PSP Capital, Inc	0.150	06/19/15	16,994
11,000,000	y	PSP Capital, Inc	0.160-0.180	07/06/15	10,995
30,000,000		Royal Bank of Canada	0.090	04/20/15	29,999
20,000,000		Royal Bank of Canada	0.110	05/26/15	19,997
50,425,000		Shell International Finance BV	3.100	06/28/15	50,770
8,000,000	y	Thunder Bay Funding LLC	0.290	09/04/15	7,990
50,000,000	y	Toronto-Dominion Holdings USA, Inc	0.120	04/14/15	49,998
50,000,000	y	Toronto-Dominion Holdings USA, Inc	0.140	04/22/15	49,996
25,000,000	y	Toronto-Dominion Holdings USA, Inc	0.140	05/07/15	24,996
18,000,000	y	Toronto-Dominion Holdings USA, Inc	0.170-0.210	06/01/15	17,994
30,000,000	y	Toronto-Dominion Holdings USA, Inc	0.160	06/16/15	29,990
50,000,000	y	Toronto-Dominion Holdings USA, Inc	0.175	07/02/15	49,977
25,000,000	y	Toronto-Dominion Holdings USA, Inc	0.200	07/13/15	24,986
70,000,000		Toyota Motor Credit Corp	0.160	04/17/15	69,995
35,000,000		Toyota Motor Credit Corp	0.150	04/21/15	34,997
25,000,000		Toyota Motor Credit Corp	0.150	05/19/15	24,995
11,700,000		Toyota Motor Credit Corp	0.150	05/21/15	11,697
40,000,000		Toyota Motor Credit Corp	0.150	05/26/15	39,991
6,000,000		Toyota Motor Credit Corp	0.220	06/01/15	5,998
50,000,000	y	Unilever Capital Corp	0.080	04/02/15	50,000
20,000,000	y	Unilever Capital Corp	0.080	04/23/15	19,999
20,000,000	y	Unilever Capital Corp	0.095	05/04/15	19,998
53,000,000	y	Unilever Capital Corp	0.100	05/26/15	52,992
19,750,000	y	Unilever Capital Corp	0.115	06/08/15	19,746
50,000,000	y	United Overseas Bank Ltd	0.160	04/21/15	49,996
12,485,000	y	United Overseas Bank Ltd	0.240	05/12/15	12,482
23,300,000	y	United Overseas Bank Ltd	0.245-0.250	08/26/15	23,276
32,620,000	y	United Overseas Bank Ltd	0.255-0.260	09/08/15	32,582
22,730,000	y	Wal-Mart Stores, Inc	0.060	04/27/15	22,729
25,000,000	y	Westpac Banking Corp	0.225	05/20/15	24,992
5,000,000	y	Westpac Banking Corp	0.220	05/27/15	4,998
16,850,000	y	Westpac Banking Corp	0.235	06/01/15	16,843
		TOTAL COMMERCIAL PAPER			4,546,013
399

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT AGENCY DEBT - 28.8%
$50,000,000	Federal Farm Credit Bank (FFCB)	0.110%	04/22/15	$49,997
14,445,000	FFCB	0.080	05/20/15	14,443
36,561,000	Federal Home Loan Bank (FHLB)	0.040-0.100	04/01/15	36,561
15,000,000	FHLB	0.065	04/06/15	15,000
50,000,000	FHLB	0.085	04/07/15	49,999
47,000,000	FHLB	0.090	04/08/15	46,999
7,700,000	FHLB	0.095	04/09/15	7,700
147,245,000	FHLB	0.063-0.100	04/10/15	147,242
44,100,000	FHLB	0.070-0.103	04/15/15	44,098
70,758,000	FHLB	0.065-0.105	04/17/15	70,755
16,300,000	FHLB	0.060-0.070	04/20/15	16,299
30,000,000	FHLB	0.090	04/21/15	29,998
74,838,000	FHLB	0.065-0.150	04/22/15	74,835
15,000,000	FHLB	0.060	04/23/15	14,999
184,145,000	FHLB	0.064-0.165	04/24/15	184,136
40,000,000	FHLB	0.060-0.065	04/28/15	39,998
150,237,000	FHLB	0.055-0.100	04/29/15	150,229
121,500,000	FHLB	0.060-0.090	05/01/15	121,493
15,690,000	FHLB	0.050-0.080	05/04/15	15,689
33,815,000	FHLB	0.060-0.085	05/06/15	33,813
77,434,000	FHLB	0.058-0.075	05/08/15	77,429
102,989,000	FHLB	0.060-0.075	05/13/15	102,981
13,100,000	FHLB	0.090	05/14/15	13,099
96,570,000	FHLB	0.065-0.080	05/15/15	96,561
28,600,000	FHLB	0.065	05/18/15	28,598
154,704,000	FHLB	0.065-0.097	05/20/15	154,688
31,190,000	FHLB	0.070	05/21/15	31,187
150,180,000	FHLB	0.060-0.100	05/22/15	150,165
97,665,000	FHLB	0.065-0.075	05/27/15	97,655
142,300,000	FHLB	0.063-0.080	05/29/15	142,285
150,000,000	FHLB	0.067	06/03/15	149,982
104,830,000	FHLB	0.070-0.080	06/05/15	104,816
41,325,000	FHLB	0.078-0.110	06/10/15	41,319
43,200,000	FHLB	0.075	06/11/15	43,194
25,000,000	FHLB	0.080	06/15/15	24,996
30,000,000	FHLB	0.101	06/17/15	29,994
123,835,000	FHLB	0.075-0.090	06/19/15	123,812
100,000,000	FHLB	0.078	06/26/15	99,981
7,000,000	FHLB	0.080	07/06/15	6,998
7,100,000	FHLB	0.105	07/17/15	7,098
15,000,000	FHLB	0.080	07/22/15	14,996
19,400,000	FHLB	0.130	07/24/15	19,392
9,960,000	FHLB	0.075	07/29/15	9,958
29,500,000	FHLB	0.120-0.135	08/07/15	29,486
9,500,000	FHLB	0.135	09/02/15	9,494
14,800,000	Federal Home Loan Mortgage Corp (FHLMC)	0.045-0.095	04/01/15	14,800
3,900,000	FHLMC	0.085	04/14/15	3,900
3,000,000	FHLMC	0.045	04/27/15	3,000
400

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,700,000	FHLMC	0.065%	04/28/15	$4,700
3,540,000	FHLMC	0.080	05/04/15	3,540
4,994,000	FHLMC	0.130	05/11/15	4,993
20,000,000	FHLMC	0.050	05/12/15	19,999
3,600,000	FHLMC	0.060	05/13/15	3,600
570,000	FHLMC	0.075	05/15/15	570
4,780,000	FHLMC	0.065	06/12/15	4,779
12,210,000	FHLMC	0.080	06/22/15	12,208
1,500,000	FHLMC	0.085	07/10/15	1,500
3,005,000	FHLMC	0.100	07/14/15	3,004
21,783,000	FHLMC	0.119-0.125	08/21/15	21,773
20,000,000	FHLMC	0.170	09/11/15	19,984
5,000,000	FHLMC	0.140	11/03/15	4,996
20,550,000	FHLMC	0.240-0.260	11/16/15	20,517
10,550,000	Federal National Mortgage Association (FNMA)	0.038	04/01/15	10,550
10,000,000	FNMA	0.080	04/08/15	10,000
8,000,000	FNMA	0.150	04/13/15	8,000
1,900,000	FNMA	0.055	04/16/15	1,900
4,200,000	FNMA	0.050-0.065	04/27/15	4,200
13,676,000	FNMA	0.065-0.140	05/01/15	13,675
42,500,000	FNMA	0.050	05/04/15	42,498
18,085,000	FNMA	0.050-0.115	05/13/15	18,083
8,250,000	FNMA	0.065-0.100	05/21/15	8,249
37,860,000	FNMA	0.065-0.070	06/01/15	37,856
1,000,000	FNMA	0.080	06/02/15	1,000
70,000,000	FNMA	0.060	06/16/15	69,991
48,180,000	FNMA	0.058-0.180	06/24/15	48,160
38,173,000	FNMA	0.090	07/01/15	38,164
20,000,000	FNMA	0.110	08/17/15	19,991
	TOTAL GOVERNMENT AGENCY DEBT			3,254,627

TREASURY DEBT - 15.9%
810,000	United States Treasury Bill	0.030	04/02/15	810
53,755,000	United States Treasury Bill	0.035-0.038	04/09/15	53,754
20,000,000	United States Treasury Bill	0.041	04/16/15	20,000
50,500,000	United States Treasury Bill	0.050	04/23/15	50,498
45,970,000	United States Treasury Bill	0.035-0.066	05/07/15	45,967
29,100,000	United States Treasury Bill	0.061-0.063	05/14/15	29,098
40,120,000	United States Treasury Bill	0.024-0.072	05/21/15	40,118
22,145,000	United States Treasury Bill	0.065-0.070	05/28/15	22,143
20,000,000	United States Treasury Bill	0.036	06/04/15	19,999
20,000,000	United States Treasury Bill	0.020-0.103	06/11/15	19,998
30,000,000	United States Treasury Bill	0.040-0.069	06/18/15	29,996
40,000,000	United States Treasury Bill	0.061-0.081	06/25/15	39,993
25,445,000	United States Treasury Bill	0.041-0.074	07/02/15	25,441
40,400,000	United States Treasury Bill	0.031-0.061	07/23/15	40,395
10,000,000	United States Treasury Bill	0.056	08/06/15	9,998
20,000,000	United States Treasury Bill	0.071-0.081	08/13/15	19,994
80,000,000	United States Treasury Bill	0.060-0.101	08/20/15	79,976
401

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$29,005,000		United States Treasury Bill	0.067-0.082%	08/27/15	$28,996
1,480,000		United States Treasury Bill	0.076	09/03/15	1,480
10,000,000		United States Treasury Bill	0.113	09/24/15	9,994
10,000,000		United States Treasury Bill	0.160	11/12/15	9,990
20,000,000		United States Treasury Bill	0.196-0.198	02/04/16	19,966
80,000,000		United States Treasury Note	0.375	04/15/15	80,010
77,435,000		United States Treasury Note	0.125	04/30/15	77,437
100,000,000		United States Treasury Note	0.250	05/15/15	100,021
106,975,000		United States Treasury Note	0.375	06/15/15	107,031
100,000,000		United States Treasury Note	0.375	06/30/15	100,069
140,000,000		United States Treasury Note	0.250	07/15/15	140,046
86,420,000		United States Treasury Note	0.250	07/31/15	86,462
100,000,000		United States Treasury Note	0.375	08/31/15	100,090
66,995,000		United States Treasury Note	0.250	09/15/15	67,035
60,300,000		United States Treasury Note	0.250	09/30/15	60,333
81,660,000		United States Treasury Note	0.250	10/15/15	81,684
45,000,000		United States Treasury Note	0.250	11/30/15	45,015
48,295,000		United States Treasury Note	0.250	12/15/15	48,316
18,280,000		United States Treasury Note	0.250	12/31/15	18,285
30,000,000		United States Treasury Note	0.375	01/15/16	30,037
1,275,000		United States Treasury Note	0.250	02/29/16	1,275
40,000,000		United States Treasury Note	0.375	03/15/16	40,024
		TOTAL TREASURY DEBT			1,801,774

VARIABLE RATE SECURITIES - 12.3%
35,000,000	i	Federal Farm Credit Bank (FFCB)	0.160	04/01/15	35,000
95,000,000	i	FFCB	0.180	04/13/15	95,000
94,500,000	i	FFCB	0.180	05/27/15	94,498
54,500,000	i	FFCB	0.200	08/10/15	54,505
50,000,000	i	FFCB	0.185	09/09/15	50,000
45,000,000	i	FFCB	0.250	09/21/15	45,014
65,000,000	i	FFCB	0.150	10/01/15	64,997
50,000,000	i	FFCB	0.166	11/04/15	49,997
70,000,000	i	FFCB	0.200	01/13/16	70,000
60,100,000	i	FFCB	0.250	02/01/16	60,136
20,000,000	i	FFCB	0.140	03/29/16	19,992
50,000,000	i	FFCB	0.143	04/21/16	49,988
36,000,000	i	FFCB	0.280	06/09/16	36,041
45,000,000	i	FFCB	0.170	06/23/16	44,989
150,000,000	i	FFCB	0.145	08/10/16	149,965
50,000,000	i	FFCB	0.154	08/24/16	49,979
10,000,000	i	FFCB	0.197	10/11/16	10,002
76,000,000	i	FFCB	0.172	03/02/17	76,000
20,000,000	i	Federal Home Loan Bank (FHLB)	0.220	08/14/15	20,003
50,000,000	i	FHLB	0.200	08/19/15	50,000
40,000,000	i	FHLB	0.138	11/27/15	39,998
50,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.168	07/21/16	49,993
50,000,000	i	FHLMC	0.181	01/13/17	49,991
402

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$21,497,000	i	Federal National Mortgage Association (FNMA)	0.195%	08/15/16	$21,506
50,000,000	i	Wells Fargo Bank NA	0.300	10/06/15	50,000
50,000,000	i	Wells Fargo Bank NA	0.310	03/10/16	50,000
		TOTAL VARIABLE RATE SECURITIES			1,387,594

		TOTAL SHORT-TERM INVESTMENTS			11,300,539
		(Cost $11,300,539)

		TOTAL INVESTMENTS - 100.0%			11,300,539
		(Cost $11,300,539)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			4,203
		NET ASSETS - 100.0%			$11,304,742

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 03/31/15, the aggregate value of these securities was $3,126,980,000, or 27.7% of net assets.

Cost amounts are in thousands.
403

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, amongst other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Accounts expect to adopt the Update for the June 30, 2015 semiannual report.

New rule issuance: In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Account Reform; Amendments to Form PF, which amends the rules governing money market accounts. The final amendments impose different implementation dates for the changes that certain money market accounts will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Account's financial statements and related disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

404

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, including money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2015, there were no material transfers between levels by the Accounts.

405

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

As of March 31, 2015, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of March 31, 2015, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$12,192,494	$5,333,511	$3,181	$17,529,186
Consumer staples	6,968,101	3,337,476	210	10,305,787
Energy	6,410,460	2,275,375	1	8,685,836
Financials	14,130,907	9,876,139	1,504	24,008,550
Health care	12,995,515	3,424,211	358	16,420,084
Industrials	9,400,797	4,678,365	943	14,080,105
Information technology	17,085,010	3,218,427	2	20,303,439
Materials	3,124,295	3,002,208	1,029	6,127,532
Telecommunication services	1,663,473	1,560,818	497	3,224,788
Utilities	2,475,165	1,122,999	476	3,598,640
Corporate bonds	-	595	469	1,064
Government bonds	-	301	-	301
Equity-linked notes	2,441	-	2,243	4,684
Purchased options**	5	-	-	5
Written options**	(11)	-	-	(11)
Short-term investments	-	5,794,715	-	5,794,715
Futures**	4,106	-	-	4,106
Total	$86,452,758	$43,625,140	$10,913	$130,088,811
Global Equities
Equity investments:
Asia	$-	$1,564,754	$-	$1,564,754
Australasia	-	351,492	-	351,492
Europe	295,477	3,824,064	-	4,119,541
North America	10,973,960	621,660	-	11,595,620
All other equity investments*	86,472	1,644,666	1	1,731,139
Short-term investments	-	711,071	-	711,071
Futures**	1,350	-	-	1,350
Total	$11,357,259	$8,717,707	$1	$20,074,967
Growth
Equity investments:
Consumer discretionary	$4,480,808	$123,550	$-	$4,604,358
Consumer staples	1,600,751	42,334	-	1,643,085
Financials	1,467,859	12,849	-	1,480,708
Health care	3,515,276	41,118	-	3,556,394
Industrials	2,111,994	24,320	-	2,136,314
Information technology	6,745,248	106,600	-	6,851,848
All other equity investments*	1,784,452	-	-	1,784,452
Short-term investments	427,293	205,918	-	633,211
Futures**	461	-	-	461
Total	$22,134,142	$556,689	$-	$22,690,831
Equity Index
Equity investments:
Health care	$2,511,364	$-	$82	$2,511,446
Telecommunication services	345,694	-	118	345,812
All other equity investments*	14,391,474	-	-	14,391,474
Short-term investments	549,146	9,299	-	558,445
Futures**	18	-	-	18
Total	$17,797,696	$9,299	$200	$17,807,195
406

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Bond Market
Bank loan obligations	$-	$116,347	$-	$116,347
Corporate bonds	599	4,955,260	-	4,955,859
Government bonds	-	6,246,732	-	6,246,732
Structured assets	-	2,031,787	-	2,031,787
Preferred Stocks	8,310	-	-	8,310
Short-term investments	-	2,280,628	-	2,280,628
Total	$8,909	$15,630,754	$-	$15,639,663
Social Choice
Equity investments:
Consumer discretionary	$930,747	$218,502	$-	$1,149,249
Consumer staples	463,077	180,830	-	643,907
Energy	487,500	121,909	-	609,409
Financials	1,344,173	509,484	-	1,853,657
Health care	1,011,526	197,163	-	1,208,689
Industrials	649,920	220,396	-	870,316
Information technology	1,188,139	89,036	-	1,277,175
Materials	309,219	161,507	-	470,726
Telecommunication services	139,219	88,711	-	227,930
Utilities	240,366	63,853	-	304,219
Bank loan obligations	-	55,212	-	55,212
Corporate bonds	-	1,852,784	-	1,852,784
Government bonds	-	3,413,888	-	3,413,888
Structured assets	-	368,987	-	368,987
Short-term investments	-	1,045,719	-	1,045,719
Total	$6,763,886	$8,587,981	$-	$15,351,867

* For detailed categories, see the accompanying Schedules of investments.

** Derivative instruments, excluding purchased options, are not reflected in the Schedules of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

407

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

At March 31, 2015, the Accounts held the following open futures contracts (dollar amounts are in thousands):

Account	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Stock	S&P 500 Index E-Mini	2,071	$213,396	June 2015	$2,509
	S&P Mid-Cap 400 E-Mini	176	26,748	June 2015	879
	Russell 2000 Mini Index	164	20,482	June 2015	718
Total		2,411	$260,626		$4,106
Global Equities	S&P 500 Index E-Mini	1,087	112,004	June 2015	1,350
Growth	S&P 500 Index E-Mini	650	66,976	June 2015	461
Equity Index	S&P 500 Index E-Mini	69	7,110	June 2015	5
	S&P Mid-Cap 400 E-Mini	4	608	June 2015	6
	Russell 2000 Mini Index	5	624	June 2015	7
Total		78	$8,342		$18

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets and price movements in underlying security values.

Purchased options outstanding as of March 31, 2015 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Apple, Inc, Call, 4/17/15 at $125	20	$5
Total	20	$5

Written options outstanding as of March 31, 2015 were as follows (dollar amounts are in thousands):

	Number of Contracts	Value
Stock Account
Amazon.com, Inc, Call, 4/17/15 at $400	10	$(1)
Amazon.com, Inc, Put, 4/17/15 at $337.50	10	—
Amazon.com, Inc, Call, 4/17/15 at $410	10	—
Amazon.com, Inc, Call, 7/17/15 at $440	20	(8)
Apple, Inc, Call, 4/17/15 at $130	20	(2)
Apple, Inc, Call, 4/17/15 at $135	20	—
Total	90	$(11)

408

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 4—affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliate companies is as follows (dollar amounts are in thousands):

Issue	Value at December 31, 2014	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Shares at March 31, 2015		Value at March 31, 2015
Stock Account
Berry Plastics Group Inc	$226,929	$190	$46,532	$17,205	$-	-	**	$-
Louisiana-Pacific Corp	*	12,594	457	(36)	-	7,297,602		120,483
Papa Murphy’s Holdings Inc	11,747	-	-	-	-	1,010,918		18,338
	$238,676	$12,784	$46,989	$17,169	$-			$138,821
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$417,995	$155,383	$146,085	$-	$-	427,292,533		$427,293

Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$564,844	$59,345	$75,043	$-	$-	549,146,032		$549,146

* Not an affiliate investment as of December 31, 2014

** Not an affiliate investment as of March 31, 2015

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

409

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At March 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Stock	$19,141,069	$(4,592,117)	$14,548,952
Global Equities	3,070,982	(584,509)	2,486,473
Growth	5,302,165	(217,369)	5,084,796
Equity Index	8,548,562	(496,823)	8,051,739
Bond Market	387,416	(88,995)	298,421
Inflation-Linked Bond	569,320	(50,167)	519,153
Social Choice	3,258,157	(249,437)	3,008,720

410

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: May 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Date: May 19, 2015	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer